UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1. Schedule of Investments
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.1%
MUTUAL FUNDS — 67.7%
Alpha Hedged Strategies Fund	539,263	$6,023,566
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio(l)	3,419,528	53,378,828
AST Cohen & Steers Realty Portfolio(l)	28,218,168	165,640,644
AST DeAM Large-Cap Value Portfolio(l)	3,889,227	32,475,045
AST Federated Aggressive Growth Portfolio(l)	4,421,277	31,214,216
AST Global Real Estate Portfolio(l)	19,935,607	157,092,581
AST High Yield Portfolio(l)	13,563,443	85,449,693
AST International Growth Portfolio(l)	22,599,652	227,578,495
AST International Value Portfolio(l)	16,616,069	236,280,502
AST Large-Cap Value Portfolio(l)	5,530,045	73,107,194
AST Marsico Capital Growth Portfolio(l)	6,425,907	108,405,051
AST MFS Growth Portfolio(l)	3,287,998	29,591,985
AST Mid-Cap Value Portfolio(l)	4,883,679	48,543,767
AST Money Market Portfolio(l)	124,916	124,916
AST Neuberger Berman Mid-Cap Growth Portfolio(l)	2,782,897	47,893,657
AST Parametric Emerging Markets Equity Portfolio(l)	23,405,853	163,138,793
AST PIMCO Limited Maturity Bond Porfolio(l)	12,713,760	139,978,502
AST PIMCO Total Return Bond Portfolio(l)	28,903,751	326,612,390
AST QMA US Equity Alpha Portfolio(l)	9,179,698	96,754,021
AST Small-Cap Value Portfolio(l)	3,020,945	34,317,930
AST T. Rowe Price Large-Cap Growth Portfolio(l)	9,183,643	82,744,620
AST T. Rowe Price Natural Resources Portfolio(l)	2,328,558	63,034,071
AST Western Asset Core Plus Bond Portfolio(l)	8,407,181	82,138,156
Calamos Market Neutral Income Fund	546,266	6,402,240
Forum Funds — Absolute Strategies Fund	636,708	6,596,291
Gateway Fund	239,502	6,555,164
Hussman Strategic Growth Fund	283,323	4,609,662
Ivy Asset Strategy Fund	250,465	5,673,037
Merger Fund (The)	453,504	6,707,325

TOTAL MUTUAL FUNDS (cost $2,769,082,414)		2,328,062,342

COMMON STOCKS — 5.1%
Advertising
Harte-Hanks, Inc.	5,300	54,961

Aerospace & Defense
Argon St, Inc.*	5,000	117,450
General Dynamics Corp.	5,000	368,100
Goodrich Corp.	9,000	374,400
Northrop Grumman Corp.	4,200	254,268

		1,114,218

Auto Parts & Equipment
ArvinMeritor, Inc.	29,800	388,592
Titan International, Inc.	17,100	364,572
TRW Automotive Holdings Corp.*	25,800	410,478

		1,163,642

Beverages
Coca-Cola Co. (The)	5,700	301,416
Coca-Cola Enterprises, Inc.	25,700	430,989
Peet’s Coffee & Tea, Inc.*	2,500	69,800
PepsiAmericas, Inc.	18,700	387,464

		1,189,669

Biotechnology
Martek Biosciences Corp.	11,700	367,614
Myriad Genetics, Inc.*	7,000	454,160
PDL BioPharma, Inc.	6,600	61,446

		883,220

Building Materials
AAON, Inc.	5,100	92,769
NCI Building Systems, Inc.*	11,900	377,825

		470,594

Chemicals — 0.1%
Airgas, Inc.	8,000	397,200
CF Industries Holdings, Inc.	3,100	283,526
Eastman Chemical Co.	2,300	125,925
Ferro Corp.	11,200	225,120
Intrepid Potash, Inc.*	14,100	419,052
Mosaic Co. (The)	4,700	319,788
Olin Corp.	4,000	77,600
Terra Industries, Inc.	8,800	258,720

		2,106,931

Clothing & Apparel
Coach, Inc.*	16,100	403,144
Deckers Outdoor Corp.*	400	41,632
G-III Apparel Group Ltd.*	2,500	46,775
Polo Ralph Lauren Corp.	1,200	79,968
Quiksilver, Inc.*	33,600	192,864

		764,383

Commercial Banks — 0.1%
Ameris Bancorp	2,800	41,580
Central Pacific Financial Corp.	31,800	534,558
First Midwest Bancorp, Inc.	21,600	523,584
FNB Corp.	11,100	177,378
Regions Financial Corp.	45,200	433,920
Signature Bank / New York*	13,300	463,904
Susquehanna Bancshares, Inc.	11,500	224,480
Zions Bancorp	3,800	147,060

		2,546,464

Commercial Services & Supplies — 0.3%
Accenture Ltd. (Class A Stock) (Bermuda)	10,900	414,200
Aegean Marine Petroleum Network, Inc. (Marshall Island)	43,600	974,460
Albany Molecular Research, Inc.*	2,900	52,461
American Ecology Corp.	1,200	33,204

AMN Healthcare Services, Inc.*	12,700	223,139
Apollo Group, Inc. (Class A Stock)*	3,700	219,410
Atlantia SpA (Italy)	44,712	921,208
Brisa (Portugal)	112,649	1,120,463
CDI Corp.	3,000	66,990
Cenveo, Inc.*	37,500	288,375
Cia de Concessoes Rodoviarias (Brazil)	149,900	1,950,457
Corporate Executive Board Co. (The)	12,200	381,250
CoStar Group, Inc.*	1,600	72,624
CRA International, Inc.*	4,200	115,416
Deluxe Corp.	6,000	86,340
Global Payments, Inc.	4,400	197,384
H&E Equipment Services, Inc.*	3,300	31,878
H&R Block, Inc.	18,400	414,920
Hamburger Hafen und Logistik AG (Germany)	26,811	1,590,245
ITT Educational Services, Inc.*	1,900	153,729
Jackson Hewitt Tax Service, Inc.	3,900	59,826
Kenexa Corp.*	9,800	154,742
Lincoln Educational Services Corp.*	1,100	14,553
MAXIMUS, Inc.	400	14,736
On Assignment, Inc.*	15,900	125,292
PHH Corp.*	5,800	77,082
Pre-Paid Legal Services, Inc.*	300	12,378
Riskmetrics Group, Inc.*	2,200	43,054
RR Donnelley & Sons Co.	16,300	399,839
SAIC, Inc.*	22,900	463,267
Service Corp. International	38,900	325,204
Tree.com., Inc.*	386	1,860
United Rentals, Inc.*	11,600	176,784
Valassis Communications, Inc.*	38,600	334,276

		11,511,046

Computer Services & Software — 0.1%
Adobe Systems, Inc.*	8,600	339,442
Advent Software, Inc.*	3,500	123,305
Affiliated Computer Services, Inc. (Class A Stock)*	4,200	212,646
ANSYS, Inc.*	800	30,296
DivX, Inc.*	13,900	89,933
DST Systems, Inc.*	1,000	55,990
Eclipsys Corp.*	1,800	37,710
FalconStor Software, Inc.*	6,900	36,984
iGate Corp.*	12,400	107,508
Integral Systems, Inc.*	10,500	218,085
JDA Software Group, Inc.*	4,600	69,966
Mastech Holdings, Inc.*	827	6,283
Metavante Technologies, Inc.*	2,100	40,446
MICROS Systems, Inc.*	2,200	58,652
Seachange International, Inc.*	7,600	73,416
SPSS, Inc.*	7,500	220,200
Symantec Corp.*	5,500	107,690
SYNNEX Corp.*	4,000	89,360
Synopsys, Inc.*	10,200	203,490
Syntel, Inc.	6,200	151,900

		2,273,302

Computers & Peripherals
Dell, Inc.*	10,300	169,744
Hewlett-Packard Co.	5,300	245,072
Multi-Fineline Electronix, Inc.*	10,100	149,379
NCR Corp.*	16,700	368,235
Radisys Corp.*	12,300	105,780

		1,038,210

Consumer Products & Services
American Greetings Corp. (Class A Stock)	16,200	247,698
Kimberly-Clark Corp.	1,800	116,712
Procter & Gamble Co.	1,600	111,504

		475,914

Containers & Packaging
AEP Industries, Inc.*	1,200	24,000
Ball Corp.	5,900	232,991
Greif, Inc. (Class A Stock)	7,800	511,836

		768,827

Distribution/Wholesale
FGX International Holdings Ltd. (Virgin Islands)*	4,900	54,243
Fossil, Inc.*	16,000	451,680
WESCO International, Inc.*	12,300	395,814

		901,737

Diversified Financial Services — 0.1%
Advanta Corp. (Class B Stock)	5,000	41,150
Discover Financial Services	29,400	406,308
Raymond James Financial, Inc.	16,000	527,680
Visa, Inc. (Class A Stock)	6,200	380,618
World Acceptance Corp.*	400	14,400

		1,370,156

Electric — 0.9%
AES Corp. (The)*	192,600	2,251,494
Ameren Corp.	4,600	179,538
American Electric Power Co., Inc.	11,000	407,880
CenterPoint Energy, Inc.	28,800	419,616
CEZ A/S (Czech Republic)	35,000	2,174,539
Cia Energetica de Minas Gerais, ADR (Brazil)	98,400	1,942,416
Dominion Resources, Inc.	43,000	1,839,540
DPL, Inc.	17,400	431,520
Dynegy, Inc. (Class A Stock)*	430,600	1,541,548
E.ON AG (Germany)	33,258	1,674,099
Edison International	34,800	1,388,520
El Paso Electric Co.*	9,000	189,000
Electricite de France (France)	33,249	2,404,343
Enersis SA, ADR (Chile)	116,400	1,899,648
Entergy Corp.	16,300	1,450,863
Exelon Corp.	24,400	1,527,928
Hera SpA (Italy)	420,741	1,161,654
IBERDROLA SA (Spain)	99,195	1,007,716
International Power PLC (United Kingdom)	155,447	1,005,843
Mirant Corp.*	14,200	259,718
MPX Energia SA (Brazil)*	3,900	450,891
NRG Energy, Inc.*	7,100	175,725
OGE Energy Corp.	2,800	86,464
Pepco Holdings, Inc.	1,100	25,201
PPL Corp.	52,300	1,936,146
Puget Energy, Inc.	42,600	1,137,420
Reliant Energy, Inc.*	34,000	249,900
RWE AG (Germany)	10,624	1,012,854
Sierra Pacific Resources	38,000	364,040
Tractebel Energia SA (Brazil)	133,600	1,411,194

		32,007,258

Electrical Equipment — 0.1%
Emerson Electric Co.	8,800	358,952
Energy Conversion Devices, Inc.*	16,600	938,412
Gamesa Corp. Tecnologica SA (Spain)	38,644	1,324,016
Sunpower Corp. (Class A Stock)*	7,400	511,806

		3,133,186

Electronic Components & Equipment — 0.1%
CTS Corp.	2,100	26,838
Daktronics, Inc.	24,300	404,838
Dionex Corp.*	4,200	266,910
DTS, Inc.*	7,800	217,074
Harman International Industries, Inc.	4,600	156,722
II-VI, Inc.*	1,300	50,258
Mettler-Toledo International, Inc.*	3,400	333,200
Rogers Corp.*	2,000	73,960
Trimble Navigation Ltd.*	13,600	351,696
Tyco Electronics Ltd. (Bermuda)	1,200	33,192

		1,914,688

Energy — Alternate Sources — 0.1%
Areva SA (France)	1,527	1,188,715
First Solar, Inc.*	4,600	868,986
Vestas Wind Systems A/S (Denmark)*	10,250	894,670

		2,952,371

Engineering/Construction — 0.2%
Acciona SA (Spain)	5,678	865,378
Bouygues SA (France)	18,210	824,919
Chicago Bridge & Iron Co. NV (Netherlands)	39,900	767,676
Fluor Corp.	26,000	1,448,200
Foster Wheeler Ltd.*	30,000	1,083,300
Jacobs Engineering Group, Inc.*	4,600	249,826
KBR, Inc.	5,400	82,458
Perini Corp.*	16,000	412,640
Vinci SA (France)	32,581	1,535,085

		7,269,482

Entertainment & Leisure
Callaway Golf Co.	6,300	88,641
Interval Leisure Group, Inc.*	4,720	49,088
Steinway Musical Instruments, Inc.*	1,000	28,320
Town Sports International Holdings, Inc.*	4,400	26,840
WMS Industries, Inc.*	300	9,171

		202,060

Environmental Control — 0.2%
Allied Waste Industries, Inc.*	157,600	1,750,936
EnergySolutions, Inc.	85,300	853,000
Republic Services, Inc.	39,300	1,178,214
Shanks Group PLC (United Kingdom)	405,823	1,388,947
Stericycle, Inc.*	6,700	394,697
Waste Management, Inc.	35,900	1,130,491
Waste Services, Inc.*	10,500	77,805

		6,774,090

Farming & Agriculture
Bunge Ltd.	4,500	284,310

Foods — 0.1%
ConAgra Foods, Inc.	13,400	260,764
Diamond Foods, Inc.	4,700	131,741
Kroger Co. (The)	6,100	167,628
Lifeway Foods, Inc.*	1,100	12,870
Ralcorp Holdings, Inc.*	7,700	519,057
Safeway, Inc.	2,900	68,788
Sanderson Farms, Inc.	3,300	121,242
Sara Lee Corp.	11,100	140,193

		1,422,283

Healthcare Products — 0.1%
American Medical Systems Holdings, Inc.*	9,700	172,272
AngioDynamics, Inc.*	1,200	18,960
Bard (C.R.), Inc.	1,300	123,331
Cooper Cos., Inc. (The)	10,400	361,504
CryoLife, Inc.*	9,200	120,704
Cyberonics, Inc.*	1,600	27,200
Intuitive Surgical, Inc.*	1,400	337,372
Inverness Medical Innovations, Inc.*	2,600	78,000
Kensey Nash Corp.*	2,500	78,650
Masimo Corp.*	4,100	152,520
Merit Medical Systems, Inc.*	1,300	24,401
Somanetics Corp.*	9,300	203,391
Synovis Life Technologies, Inc.*	6,900	129,858
Techne Corp.*	3,300	237,996
Vnus Medical Technologies, Inc.*	5,000	104,650
West Pharmaceutical Services, Inc.	4,400	214,808

		2,385,617

Healthcare Providers & Services — 0.1%
AMERIGROUP Corp.*	17,100	431,775
Covance, Inc.*	800	70,728
Hill-Rom Holdings, Inc.	400	12,124
Humana, Inc.*	10,200	420,240
Life Sciences Research, Inc.*	2,400	84,000
LifePoint Hospitals, Inc.*	15,100	485,314
National Healthcare Corp.	700	32,984
Psychiatric Solutions, Inc.*	2,500	94,875

		1,632,040

Hotels, Restaurants & Leisure — 0.1%
Ameristar Casinos, Inc.	9,900	140,481
Boyd Gaming Corp.	10,000	93,600
Burger King Holdings, Inc.	500	12,280
California Pizza Kitchen, Inc.*	24,600	316,602
International Speedway Corp. (Class A Stock)	4,000	155,640
Jack in the Box, Inc.*	14,200	299,620
Panera Bread Co. (Class A Stock)*	7,700	391,930

		1,410,153

Insurance — 0.1%
Allied World Assurance Holdings Ltd. (Bermuda)	9,000	319,680
American Physicians Capital, Inc.	9,800	414,834
Aspen Insurance Holdings Ltd. (Bermuda)	800	22,000

AXIS Capital Holdings Ltd. (Bermuda)	9,300	294,903
Endurance Specialty Holdings Ltd. (Bermuda)	6,100	188,612
Everest Re Group Ltd. (Bermuda)	5,700	493,221
FBL Financial Group, Inc. (Class A Stock)	2,600	72,514
Genworth Financial, Inc. (Class A Stock)	14,300	123,123
Hartford Financial Service Group, Inc. (The)	600	24,594
Montpelier Re Holdings Ltd. (Bermuda)	28,000	462,280
PartnerRe Ltd. (Bermuda)	5,600	374,136
Platinum Underwriters Holdings Ltd. (Bermuda)	12,400	439,952
SeaBright Insurance Holdings, Inc.*	6,100	79,300
Transatlantic Holdings, Inc.	400	21,740
XL Capital Ltd. (Class A Stock) (Cayman Islands)	22,500	403,650

		3,734,539

Internet Software & Services — 0.1%
EarthLink, Inc.*	37,600	319,600
IAC/InterActiveCorp*	11,800	204,140
Iliad SA (France)	14,761	1,229,875
Keynote Systems, Inc.*	3,400	45,050
PC-Tel, Inc.	22,700	211,564
Stamps.com, Inc.*	8,500	99,195
TIBCO Software, Inc.*	1,800	13,176
United Online, Inc.	33,500	315,235
ValueClick, Inc.*	32,600	333,498

		2,771,333

Investment Companies
Hercules Technology Growth Capital, Inc.	10,300	99,910
Medallion Financial Corp.	2,200	23,034
PennantPark Investment Corp.	1,300	9,633
Prospect Capital Corp.	2,100	26,901

		159,478

Machinery & Equipment — 0.1%
AGCO Corp.*	1,700	72,437
Altra Holdings, Inc.*	4,200	61,992
Bucyrus International, Inc. (Class A Stock)	2,800	125,104
Cognex Corp.	13,100	264,096
Columbus McKinnon Corp.*	7,700	181,489
Cummins, Inc.	9,100	397,852
EnPro Industries, Inc.*	800	29,728
Insteel Industries, Inc.	3,100	42,129
Nordson Corp.	3,300	162,063

		1,336,890

Manufacturing
Actuant Corp. (Class A Stock)	12,900	325,596
Acuity Brands, Inc.	3,600	150,336
Blount International, Inc.*	9,800	109,074
Leggett & Platt, Inc.	4,600	100,234
Tyco International Ltd. (Bermuda)	10,900	381,718

		1,066,958

Media
Belo Corp. (Class A Stock)	26,500	157,940
CBS Corp. (Class B Stock)	9,500	138,510
DIRECTV Group, Inc. (The)*	4,100	107,297
Gannett Co., Inc.	24,700	417,677
Liberty Media Corp — Entertainment (Class A Stock)*	8,700	217,239

		1,038,663

Metals & Mining — 0.1%
Anglo Ferrous Brazil SA (Brazil)*	41,900	616,532
Century Aluminum Co.*	2,300	63,687
Commercial Metals Co.	15,100	255,039
Massey Energy Co.	2,200	78,474
MMX Mineracao e Metalicos SA (Brazil)*	41,900	197,731
Olympic Steel, Inc.	3,300	97,317
Reliance Steel & Aluminum Co.	7,600	288,572
Sun Hydraulics Corp.	2,300	59,892
United States Steel Corp.	2,800	217,308
Valmont Industries, Inc.	1,400	115,766

		1,990,318

Office Equipment & Supplies
Steelcase, Inc. (Class A Stock)	1,900	20,425
Xerox Corp.	7,000	80,710

		101,135

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	5,300	257,103
Apache Corp.	4,000	417,120
ATP Oil & Gas Corp.*	14,500	258,245
Atwood Oceanics, Inc.*	9,400	342,160
Callon Petroleum Co.*	2,700	48,681
Cameron International Corp.*	600	23,124
Chesapeake Utilities Corp.	500	16,605
Chevron Corp.	2,200	181,456
Cimarex Energy Co.	1,800	88,038
Complete Production Services, Inc.*	15,900	320,067
Devon Energy Corp.	1,700	155,040
Diamond Offshore Drilling, Inc.	1,800	185,508
Enagas (Spain)	47,396	1,022,039
Energen Corp.	7,100	321,488
ENSCO International, Inc.	6,300	363,069
Equitable Resources, Inc.	43,800	1,607,022
Gulf Island Fabrication, Inc.	1,100	37,917
Gulfport Energy Corp.*	15,200	152,760
Helix Energy Solutions Group, Inc.*	13,000	315,640
Helmerich & Payne, Inc.	7,600	328,244
Hess Corp.	900	73,872
Mariner Energy, Inc.*	14,100	289,050
Nabors Industries Ltd. (Bermuda)*	2,700	67,284
NiSource, Inc.	10,300	152,028
Noble Corp. (Cayman Islands)	8,300	364,370
Oil States International, Inc.*	2,400	84,840
Patterson-UTI Energy, Inc.	14,300	286,286
Pioneer Drilling Co.*	6,700	89,110
Pioneer Natural Resources Co.	7,100	371,188
Pride International, Inc.*	11,000	325,710
Regency Energy Partners LP	65,000	1,192,100
SEACOR Holdings, Inc.*	5,300	418,435
Sempra Energy	31,700	1,599,899

Snam Rete Gas SpA (Italy)	195,840	1,183,526
Southwestern Energy Co.*	12,600	384,804
Stone Energy Corp.*	8,200	347,106
Superior Energy Services, Inc.*	12,500	389,250
Swift Energy Co.*	8,500	328,865
Unit Corp.*	6,400	318,848

		14,707,897

Paper & Forest Products
Buckeye Technologies, Inc.*	18,700	153,153

Pharmaceuticals — 0.1%
Alkermes, Inc.*	12,300	163,590
Allergan, Inc.	3,100	159,650
Cephalon, Inc.*	6,000	464,940
Eli Lilly & Co.	3,700	162,911
Endo Pharmaceuticals Holdings, Inc.*	17,700	354,000
Express Scripts, Inc.*	6,700	494,594
Isis Pharmaceuticals, Inc.*	27,300	461,097
Medicines Co. (The)*	20,100	466,722
Medicis Pharmaceutical Corp. (Class A Stock)	5,800	86,478
Pfizer, Inc.	19,000	350,360
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	22,500	340,200

		3,504,542

Pipelines — 0.4%
Crosstex Energy, Inc.	40,300	1,006,291
El Paso Corp.	69,500	886,820
Enbridge, Inc. (Canada)	30,500	1,161,745
Energy Transfer Equity LP	67,700	1,472,475
ONEOK, Inc.	49,700	1,709,680
Plains All American Pipeline LP	33,400	1,323,308
SemGroup Energy Partners LP	112,600	785,948
Williams Cos., Inc.	99,400	2,350,810
Williams Partners LP	65,100	1,682,835

		12,379,912

Real Estate Investment Trusts — 0.2%
Annaly Capital Management, Inc.	29,600	398,120
Apartment Investment & Management Co. (Class A Stock)	1,000	35,020
Brandywine Realty Trust	28,100	450,443
Capital Source, Inc.	38,400	472,320
CBL & Associates Properties, Inc.	21,400	429,712
Colonial Properties Trust	22,000	411,180
Developers Diversified Realty Corp.	9,300	294,717
DiamondRock Hospitality Co.	48,600	442,260
Dupont Fabros Technology, Inc.	7,800	118,950
FelCor Lodging Trust, Inc.	49,500	354,420
First Potomac Realty Trust	9,000	154,710
General Growth Properties, Inc.	14,900	224,990
Glimcher Realty Trust	17,300	180,612
Hersha Hospitality Trust	6,700	49,848
Hospitality Properties Trust	20,800	426,816
Kite Realty Group Trust	15,700	172,700
LaSalle Hotel Properties	12,800	298,496
Lexington Realty Trust	11,500	198,030
Mack-Cali Realty Corp.	5,800	196,446
NorthStar Realty Finance Corp.	42,400	328,600
Pennsylvania Real Estate Investment Trust	21,600	407,160
Strategic Hotels & Resorts, Inc.	55,300	417,515
Sunstone Hotel Investors, Inc.	35,000	472,500

		6,935,565

Retail & Merchandising — 0.1%
99 Cents Only Stores*	5,900	64,723
Aeropostale, Inc.*	13,000	417,430
America’s Car-Mart, Inc.*	8,200	152,438
American Eagle Outfitters, Inc.	30,600	466,650
AnnTaylor Stores Corp.*	14,900	307,536
Big Lots, Inc.*	15,600	434,148
Cash America International, Inc.	1,900	68,476
CKE Restaurants, Inc.	800	8,480
Copart, Inc.*	10,100	383,800
Genesco, Inc.*	14,300	478,764
Gymboree Corp.*	11,300	401,150
JC Penney Co., Inc.	3,900	130,026
New York & Co., Inc.*	12,900	123,066
Pantry, Inc. (The)*	2,800	59,332
PC Connection, Inc.*	3,000	20,070
Phillips-Van Heusen Corp.	8,200	310,862
Ross Stores, Inc.	11,000	404,910
Urban Outfitters, Inc.*	10,900	347,383

		4,579,244

Savings & Loan
First Financial Holdings, Inc.	3,400	89,012
Sovereign Bancorp, Inc.	5,800	22,910
Washington Federal, Inc.	25,000	461,250

		573,172

Semiconductors — 0.1%
Amkor Technology, Inc.*	40,400	257,348
Analog Devices, Inc.	14,700	387,345
Applied Micro Circuits Corp.*	36,300	217,074
Broadcom Corp. (Class A Stock)*	19,700	367,011
Cabot Microelectronics Corp.*	11,100	356,088
Integrated Device Technology, Inc.*	44,700	347,766
Intel Corp.	1,400	26,222
Intersil Corp. (Class A Stock)	15,700	260,306
LSI Corp.*	11,000	58,960
Marvell Technology Group Ltd. (Bermuda)*	13,000	120,900
Micrel, Inc.	42,000	380,940
National Semiconductor Corp.	21,400	368,294
Power Integrations, Inc.*	6,400	154,240
Silicon Laboratories, Inc.*	14,000	429,800
Skyworks Solutions, Inc.*	20,100	168,036
Techwell, Inc.*	2,500	23,575
Volterra Semiconductor Corp.*	31,800	404,814
Xilinx, Inc.	12,900	302,505

		4,631,224

Telecommunications — 0.4%
ADTRAN, Inc.	2,200	42,878
Alaska Communications Systems Group, Inc.	139,300	1,703,639
America Movil SAB de CV (Class L Stock), ADR (Mexico)	24,000	1,112,640
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	78,700	1,862,829
Crown Castle International Corp.*	50,400	1,460,088
France Telecom SA (France)	30,456	854,277

GeoEye, Inc.*	15,700	347,441
Harris Corp.	8,700	401,940
Ixia*	18,800	138,556
JDS Uniphase Corp.*	23,900	202,194
Koninklijke KPN NV (Netherlands)	37,700	544,460
NII Holdings, Inc.*	55,100	2,089,392
NTELOS Holdings Corp.	1,900	51,091
QUALCOMM, Inc.	9,300	399,621
SBA Communications Corp. (Class A Stock)*	54,800	1,417,676
Switch & Data Facilities Co., Inc.*	10,600	131,970
Syniverse Holdings, Inc.*	5,200	86,372
United States Cellular Corp.*	1,800	84,456
Verizon Communications, Inc.	10,600	340,154
Windstream Corp.	36,800	402,592

		13,674,266

Transportation — 0.3%
Ambassadors Group, Inc.	1,700	27,047
Burlington Northern Santa Fe Corp.	10,000	924,300
C.H. Robinson Worldwide, Inc.	22,300	1,136,408
CSX Corp.	4,000	218,280
Expeditors International of Washington, Inc.	43,200	1,505,088
International Shipholding Corp.*	700	15,330
LLX Logistica SA (Brazil)*	41,900	39,634
Norfolk Southern Corp.	30,700	2,032,647
Overseas Shipholding Group, Inc.	6,800	396,508
Pacer International, Inc.	18,500	304,695
Ryder System, Inc.	6,800	421,600
Tidewater, Inc.	7,600	420,736
Union Pacific Corp.	31,100	2,213,076
UTi Worldwide, Inc. (British Virgin Islands)	62,000	1,055,240

		10,710,589

Water
American Water Works Co., Inc.	16,900	363,350
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	72,100	765,369
Connecticut Water Service, Inc.	1,100	31,845
Middlesex Water Co.	2,000	34,940

		1,195,504

TOTAL COMMON STOCKS (cost $211,452,472)		175,265,194

EXCHANGE TRADED FUNDS — 3.8%
Energy Select Sector SPDR Fund	88,750	5,673,787
iPath Dow Jones-AIG Commodity Index Total Return*	85,650	4,414,401
iShares Lehman Aggregate Bond Fund	55,000	5,422,450
iShares MSCI Brazil Index Fund	77,000	4,355,890
iShares MSCI Emerging Markets Index Fund	138,000	4,765,140
iShares MSCI Japan Index Fund	499,000	5,319,340
iShares Russell 1000 Growth Index Fund	855,503	41,534,671
iShares S&P 500 Growth Index Fund	434,000	24,642,520
iShares S&P Global 100 Index Fund	194,221	12,065,009
iShares S&P GSCI Commodity Indexed Trust*	25,625	1,378,625
PowerShares DB Agriculture Fund*	135,817	4,131,553
SPDR Gold Trust*	53,750	4,572,512
SPDR Trust Series 1	110,000	12,762,200

TOTAL EXCHANGE TRADED FUNDS (cost $148,062,726)		131,038,098

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings †		(000)#
U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Inflation Indexed Bonds, TIPS
1.75%	01/15/28			$46,700	42,770,250
1.875%	07/15/13			10,000	11,938,748
2.00%	04/15/12			20,000	21,728,499
2.00%	07/15/14			45,000	52,371,593
2.375%	04/15/11			15,000	16,809,719
2.625%	07/15/17			22,000	24,041,564
U.S. Treasury Notes
3.125%	04/30/13			10,000	10,085,940

TOTAL U.S. TREASURY OBLIGATIONS (cost $185,000,995)					179,746,313

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Assoc.
5.50%	TBA			4,000	3,978,752
Federal National Mortgage Assoc.
5.00%	03/01/38-08/01/38			65,014	63,390,868
5.00%	TBA			5,000	4,871,875
5.50%	TBA			24,000	23,932,512
5.50%	TBA			27,500	27,422,670
6.00%	TBA			10,000	10,128,120
Government National Mortgage Assoc.
6.00%	TBA			6,000	6,088,128

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $137,920,754)					139,812,925

FOREIGN GOVERNMENT BONDS — 3.0%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes (Brazil)
6.369%	06/16/18	Baa3		2,000	1,760,000
Bundesrepublik Deutschland,
Bonds (Germany)
4.75%	07/04/34	Aaa	EUR	5,300	7,563,168
Canada Housing Trust No 1,
Foreign Gov’t. Gtd. Bonds (Canada)
3.95%	06/15/13	Aaa	CAD	3,700	3,492,480
Development Bank of Japan,
Foreign Gov’t. Gtd. Bonds (Japan)
1.05%	06/20/23	Aaa	JPY	1,680,000	13,837,384
France Government Bond,
Bonds (France)
4.25%	10/25/17	Aaa	EUR	4,500	6,304,846
Netherlands Government,
Bonds (Netherlands)
4.25%	07/15/13	Aaa	EUR	14,700	20,894,310
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Bonds (Australia)
7.00%	12/01/10	Aaa	AUD	1,030	833,003

Republic of Argentina,
Sr. Unsec’d. Notes (Argentina)
3.127% (c)	08/03/12	B3		1,637	727,338
Republic of Brazil,
Unsub. Notes (Brazil)
7.125%	01/20/37	Ba1		4,900	5,059,250
8.00%	01/15/18	Ba1		4,200	4,504,500
Republic of Colombia,
Unsec’d. Notes (Colombia)
7.375%	09/18/37	Ba1		1,300	1,306,045
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		800	738,224
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2		500	556,250
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
7.75%	01/17/38	Ba3		500	451,746
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
9.375%	04/01/29	Ba1		2,300	2,818,305
Republic of Peru,
Sr. Unsub. Notes (Peru)
8.375%	05/03/16	Ba1		1,000	1,107,650
Republic of Philippines, (Philippines)
Sr. Unsec’d. Notes
6.375%	01/15/32	B1		2,500	2,312,500
Unsec’d. Notes
8.25%	01/15/14	B1		700	779,695
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	Baa1		1,500	1,446,915
Republic of Uruguay,
Unsec’d. Notes (Uruguay)
8.00%	11/18/22	B1		1,000	1,001,750
Republic of Venezuela,
Unsec’d. Notes (Venezuela)
10.75%	09/19/13	B2		3,000	2,808,750
Russian Federation,
Unsub. Notes (Russia)
7.50% (c)	03/31/30	Baa1		1,960	2,006,550
Spanish Government,
Bonds (Spain)
4.20%	01/31/37	Aaa	EUR	1,400	1,740,338
Ukraine Government,
Sr. Unsec’d. Notes (Ukraine)
7.65%	06/11/13	B1		1,750	1,452,500
United Kingdom Treasury,
Bonds (United Kingdom)
8.75%	08/25/17	Aaa	GBP	5,804	13,487,428
United Mexican States,
Sr. Unsec’d. Notes (Mexico)
6.75%	09/27/34	Baa1		3,500	3,526,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $106,052,925)					102,517,175

CORPORATE BONDS — 2.1%
Building Materials
C8 Capital SPV Ltd.,
Notes (Mexico)
6.64% (c)	12/29/49	BB+(d)		1,250	1,158,187

Commercial Banks — 1.7%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand) (original cost $696,556; purchased 08/06/08)(f)(g)
6.20%	07/19/13	Aa2		700	694,897
Bank of America Corp.,
Sr. Unsec’d. Notes
4.90%	05/01/13	Aa2		1,000	904,646
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		250	260,625
Compagnie de Financement Foncier,
Covered Bond (France)
0.60%	03/23/10	Aaa	JPY	2,200,000	20,526,886
Depfa ACS Bank,
Covered Bond (Ireland)
1.65%	12/20/16	Aa1	JPY	2,260,000	20,619,411
European Investment Bank,
Sr. Unsec’d. Notes (European Currency Unit)
4.75%	10/15/17	Aaa	EUR	3,000	4,293,497
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds (Germany)
4.375%	07/04/18	Aaa	EUR	3,000	4,162,104
RSHB Capital SA for OJSC Russian Agricultural Bank,
Notes (Luxembourg)
7.175%	05/16/13	A3		2,000	1,628,900
Swedbank Hypotek AB,
Covered Bond (Sweden)
4.00%	06/15/11	Aaa	SEK	12,000	1,660,079
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	A2		2,000	1,519,800

					56,270,845

Diversified Financial Services — 0.1%
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.50%	08/19/13	Aa3		1,000	888,768
General Electric Capital Corp.,
Sr. Unsec’d. Notes
4.80%	05/01/13	Aaa		600	547,261
ISA Capital do Brasil SA,
Sr. Sec’d. Notes (Brazil)
8.80%	01/30/17	BB(d)		1,200	1,152,000
TransCapitalInvest Ltd. for OJSC AK Transneft,
Sec’d. Notes (Ireland)
6.103%	06/27/12	A2		2,000	1,798,400

					4,386,429

Electric — 0.1%
Empresa Energetica de Sergipe / SA de Eletrificacao da Paraiba,
Gtd. Notes (Brazil)
10.50%	07/19/13	Ba3		750	757,500
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,126,004
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3		1,000	967,241

					2,850,745

Home Builders
Desarrolladora Homex SAB de CV,
Gtd. Notes (Mexico)
7.50%	09/28/15	Ba3		1,000	880,000

Insurance
American International Group, Inc.,
Jr. Sub. Debs., 144A (original cost $57,000; purchased 09/19/08)(f)(g)
8.175%(c)	05/15/68	Baa1	300	48,058
Sr. Unsec’d. Notes
4.25%	05/15/13	A3	800	457,381

				505,439

Oil, Gas & Consumable Fuels — 0.2%
Gaz Capital SA,
Gtd. Notes (Luxembourg)
8.146%	04/11/18	A3	4,000	3,513,240
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa1	500	447,500
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35	Baa1	500	457,895
Petroleos de Venezuela SA,
Gtd. Notes (Venezuela)
5.25%	04/12/17	BB-(d)	750	405,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
5.265%	06/15/11	Baa1	98	96,828
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)
5.298%	09/30/20	Aa2	600	544,740
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)
6.124%	11/15/14	Baa3	557	475,499

				5,940,702

Telecommunications
Mobile Telesystems Finance SA,
Gtd. Notes (Luxembourg)
8.00%	01/28/12	Ba2	500	428,175

TOTAL CORPORATE BONDS (cost $75,621,345)				72,420,522

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
American Home Mortgage Assets,
Series 2006-1, Class 2A1
3.397%(c)	05/25/46	Aaa	278	178,790
Series 2006-4, Class 1A12
3.417%(c)	10/25/46	Aaa	389	150,803
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66% (c)	09/25/45	Aaa	52	35,080
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.658%(c)	06/10/49	Aaa	100	84,984
Series 2007-4, Class A4
5.745%(c)	02/10/51	AAA(d)	100	85,462
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 13A1
5.01% (c)	01/25/35	Aaa	52	46,002
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
6.014% (c)	09/25/37	AAA(d)	452	316,066
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	100	86,606
Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
3.537%(c)	11/20/35	Aaa	33	21,193
Series 2005-62, Class 2A1
3.855%(c)	12/25/35	Aaa	11	6,639
Series 2006-OA9, Class 2A1A
3.398%(c)	07/20/46	Aaa	348	213,828
Series 2006-OA11, Class A1B
3.397%(c)	09/25/46	Aaa	23	12,497
Series 2006-OA17, Class 1A1A
3.383%(c)	12/20/46	Aaa	387	235,378
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
5.178% (c)	01/25/36	AAA(d)	19	16,279
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A
3.21% (c)	07/19/46	Aaa	18	11,146
Indymac Index Mortgage Loan Trust,
Series 2006-AR6, Class 2A1A
3.407%(c)	06/25/47	Aaa	16	9,913
Series 2006-AR12, Class A1
3.397%(c)	09/25/46	Aaa	17	10,356
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	100	86,061
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa	100	84,627
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43%	02/15/40	AAA(d)	56	46,972
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
3.417% (c)	04/25/46	Aaa	12	7,470
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.849% (c)	04/25/37	AA(d)	19	13,850
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4
5.809%	12/12/49	AAA(d)	100	85,189
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 4A1
3.427%(c)	05/25/46	Aaa	16	10,045
Series 2006-AR6, Class 2A1
3.397%(c)	07/25/46	Aaa	400	246,126

Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
2.963% (c)	11/09/35	Aaa	1,378	1,327,300
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A5
4.569%(c)	09/25/33	Aaa	115	115,096
Series 2003-AR9, Class 1A6
4.569%(c)	09/25/33	Aaa	300	300,115
Series 2006-AR10, Class 1A1
5.931%(c)	09/25/36	AAA(d)	17	12,858
Series 2006-AR17, Class 1A
3.675%(c)	12/25/46	Aaa	18	9,429
Series 2007-HY1, Class 4A1
5.469%(c)	02/25/37	AAA(d)	423	354,775
Series 2007-HY2, Class 1A1
5.614%(c)	12/25/36	AAA(d)	21	16,296
Series 2007-OA1, Class A1A
3.555%(c)	02/25/47	Aaa	401	211,280
Series 2007-OA2, Class 1A
3.555%(c)	03/25/47	Aaa	24	12,551
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR10, Class 5A6
5.594% (c)	07/25/36	AAA(d)	19	15,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,486,307)				4,476,705

ASSET-BACKED SECURITIES
Ford Credit Auto Owner Trust,
Series 2006-C, Class A3
5.16%	11/15/10	Aaa	700	695,442
Small Buiness Administration Participation Certificates,
Series 2008-20I, Class 1
5.60%	09/01/28	NR	700	688,098

TOTAL ASSET-BACKED SECURITIES (cost $1,405,131)				1,383,540

TOTAL LONG-TERM INVESTMENTS (cost $3,639,085,069)				3,134,722,814

	Shares
SHORT-TERM INVESTMENTS — 16.0%
MONEY MARKET MUTUAL FUNDS — 7.2%
Dryden Core Investment Fund — Taxable Money Market Series(w)	248,149,319	248,149,319
PNC Bank	953,393	953,393

TOTAL MONEY MARKET MUTUAL FUNDS (cost $249,102,712)		249,102,712

			Principal
			Amount
			(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 4.1%
Federal Home Loan Bank
0.10%	10/01/08		$4,600	4,600,000
0.10%	10/07/08		3,200	3,199,947
2.20%	10/15/08		47,000	46,959,423
2.29%	10/08/08		15,000	14,993,321
2.33%	10/17/08		25,000	24,974,111
2.33%	11/10/08		5,000	4,987,055
2.35%	10/28/08		20,000	19,964,750
Federal Home Loan Mortgage Corp.
2.50%	11/24/08		6,800	6,774,500
Federal National Mortgage Assoc.
2.12%	10/20/08		15,000	14,983,217

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $141,436,324)				141,436,324

U.S. TREASURY OBLIGATIONS(n) — 2.8%
U.S. Treasury Bills
Zero	12/18/08	(k)	2,300	2,298,604
0.145%	12/18/08		4,400	4,397,329
0.349%	12/18/08		125	124,924
0.65%	12/26/08		22,000	21,965,042
1.55%	11/20/08		20,500	20,455,868
1.63%	10/30/08		23,000	22,970,629
1.69%	11/28/08		23,000	22,975,922

TOTAL U.S. TREASURY OBLIGATIONS (cost $95,151,160)				95,188,318

REPURCHASE AGREEMENTS(m) — 1.9%
JPMorgan Chase Bank, 2.00%, dated 09/30/08 due 10/01/08 in the amount of $26,101,450 (cost $26,100,000; the value of collateral plus accrued interest was $26,815,447)			26,100	26,100,000
Merrill Lynch, 0.05%, dated 09/30/08 due 10/01/08 in the amount of $37,500,052 (cost $37,500,000; the value of collateral plus accrued interest was $37,978,167)			37,500	37,500,000

TOTAL REPURCHASE AGREEMENTS (cost $63,600,000)				63,600,000

	Contracts/
	Notional
	Amount
	(000)#
OPTIONS PURCHASED *
Call Options
Standard & Poor’s 500 Index,
expiring 10/18/2008, Strike Price $1,375.00	40,400	18,180
expiring 10/18/2008, Strike Price $1,400.00	44,000	13,200

		31,380

Put Options
FNMA,
expiring 12/04/2008, Strike Price $75.00	41,000	214
Standard & Poor’s 500 Index,
expiring 11/22/2008, Strike Price $950.00	44,000	396,000

expiring 11/22/2008, Strike Price $900.00		40,400	206,040

			602,254

TOTAL OPTIONS PURCHASED (cost $403,517)			633,634

TOTAL SHORT-TERM INVESTMENTS (cost $549,693,713)			549,960,988

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.1% (cost $4,188,778,782)			3,684,683,802

OPTIONS WRITTEN* — (0.1)%
Call Options
Standard & Poor’s 500 Index,
expiring 10/18/2008, Strike Price $1,260.00		40,400	(330,068)
expiring 10/18/2008, Strike Price $1,290.00		44,000	(176,000)

			(506,068)

Put Options — (0.1)%
Currency Option on EUR vs USD,
expiring 10/07/2008 @ FX Rate 1.39	EUR	498	(14,095)
Currency Option on GBP vs USD,
expiring 10/10/2008 @ FX Rate 1.71	GBP	516	(1,935)
expiring 10/10/2008 @ FX Rate 1.71	GBP	500	(1,875)
FNMA, expiring 10/24/2008, Strike Price $98.34		1,000	—
Standard & Poor’s 500 Index,
expiring 10/18/2008, Strike Price $1,090.00		40,400	(763,560)
expiring 10/18/2008, Strike Price $1,125.00		44,000	(1,166,000)

			(1,947,465)

TOTAL OPTIONS WRITTEN (premium received $2,093,703)			(2,453,533)

	Shares
SECURITIES SOLD SHORT — (4.5)%
COMMON STOCKS — (2.4)%
Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	23,000	(314,640)
inVentiv Health, Inc.*	9,700	(171,302)

		(485,942)

Aerospace & Defense
Curtiss-Wright Corp. (Class B Stock)	8,600	(390,870)
Moog, Inc. (Class A Stock)*	8,000	(343,040)

		(733,910)

Airlines
Southwest Airlines Co.	28,500	(413,535)

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The)*	25,700	(393,467)
Modine Manufacturing Co.	3,600	(52,128)
WABCO Holdings, Inc.	6,000	(213,240)

		(658,835)

Automobile Manufacturers
Oshkosh Corp.	10,000	(131,600)
PACCAR, Inc.	4,200	(160,398)

		(291,998)

Beverages
Boston Beer Co., Inc. (Class A Stock)*	3,700	(175,713)
Central European Distribution Corp.*	8,800	(399,608)

		(575,321)

Biotechnology — (0.1)%
Cambrex Corp.*	6,900	(42,435)
Celgene Corp.*	6,300	(398,664)
Gilead Sciences, Inc.*	8,900	(405,662)
Millipore Corp.*	6,000	(412,800)
Vertex Pharmaceuticals, Inc.*	15,700	(521,868)

		(1,781,429)

Building Materials
Lennox International, Inc.	12,400	(412,548)

Business Services
Navigant Consulting, Inc.*	14,700	(292,383)

Chemicals — (0.1)%
Arch Chemicals, Inc.	7,100	(250,630)
Balchem Corp.	2,900	(77,343)
Ecolab, Inc.	9,900	(480,348)
International Flavors & Fragrances, Inc.	11,000	(434,060)
Penford Corp.	3,300	(58,377)
Quaker Chemical Corp.	3,000	(85,380)
Schulman, (A.), Inc.	7,700	(152,306)
Sensient Technologies Corp.	13,700	(385,381)
Sigma-Aldrich Corp.	3,100	(162,502)
Zep, Inc.	1,100	(19,404)

		(2,105,731)

Clothing & Apparel
K-Swiss, Inc. (Class A Stock)	10,200	(177,480)
Maidenform Brands, Inc.*	6,400	(92,864)
NIKE, Inc. (Class B Stock)	7,600	(508,440)
Oxford Industries, Inc.	1,000	(25,830)
Timberland Co. (Class A Stock)*	16,600	(288,342)
Wolverine World Wide, Inc.	6,600	(174,702)

		(1,267,658)

Commercial Banks — (0.1)%
Bank Mutual Corp.	8,100	(91,935)
Commerce Bancshares, Inc.	10,300	(477,920)
Cullen / Frost Bankers, Inc.	5,000	(292,000)
First Financial Bankshares, Inc.	6,000	(311,280)
Hancock Holding Co.	1,400	(71,400)
PacWest Bancorp	4,200	(120,078)
UMB Financial Corp.	2,500	(131,300)
Wells Fargo & Co.	9,600	(360,288)
Whitney Holding Corp.	18,800	(455,900)

		(2,312,101)

Commercial Services & Supplies — (0.2)%
Aaron Rents, Inc.	15,100	(408,757)
Arbitron, Inc.	5,500	(245,795)

Career Education Corp.*	6,400	(104,640)
Coinstar, Inc.*	8,300	(265,600)
Consolidated Graphics, Inc.*	3,600	(109,188)
Convergys Corp.*	1,200	(17,736)
FTI Consulting, Inc.*	6,300	(455,112)
Healthcare Services Group, Inc.	12,700	(232,283)
Hillenbrand, Inc.	15,300	(308,448)
HMS Holdings Corp.*	7,600	(182,096)
Iron Mountain, Inc.*	16,300	(397,883)
Kendle International, Inc.*	4,400	(196,724)
PAREXEL International Corp.*	15,900	(455,694)
Quanta Services, Inc.*	14,000	(378,140)
Robert Half International, Inc.	8,100	(200,475)
Sotheby`s	20,200	(405,212)
Ticketmaster*	15,100	(162,023)
TrueBlue, Inc.*	13,000	(210,080)
Wright Express Corp.*	10,200	(301,512)

		(5,037,398)

Computer Services & Software — (0.1)%
Autodesk, Inc.*	3,600	(120,780)
Cognizant Technology Solutions Corp. (Class A Stock)*	17,200	(392,676)
Compuware Corp.*	10,000	(96,900)
Dun & Bradstreet Corp. (The)	500	(47,180)
Electronic Arts, Inc.*	10,800	(399,492)
IHS, Inc. (Class A Stock)*	4,400	(209,616)
Mantech International Corp. (Class A Stock)*	7,900	(468,391)
Red Hat, Inc.*	26,400	(397,848)
SRA International, Inc. (Class A Stock)*	17,100	(386,973)
Stratasys, Inc.*	6,100	(106,567)
THQ, Inc.*	20,300	(244,412)
Tyler Technologies, Inc.	7,400	(112,258)

		(2,983,093)

Computers & Peripherals
Apple, Inc.*	2,700	(306,882)
SanDisk Corp.*	20,100	(392,955)

		(699,837)

Consumer Products & Services — (0.1)%
Alberto Culver Co.	17,100	(465,804)
Clorox Co.	8,100	(507,789)
Fortune Brands, Inc.	1,500	(86,040)
G & K Services, Inc. (Class A Stock)	5,800	(191,690)
Jarden Corp.*	12,300	(288,435)
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	900	(44,919)

		(1,584,677)

Containers & Packaging
Pactiv Corp.*	18,600	(461,838)
Temple-Inland, Inc.	23,300	(355,558)

		(817,396)

Distribution/Wholesale
W.W. Grainger, Inc.	2,700	(234,819)

Diversified Financial Services — (0.1)%
Affiliated Managers Group, Inc.*	3,100	(256,835)
Lazard Ltd. (Class A Stock) (Bermuda)	11,200	(478,912)
NYSE Euronext, Inc.	9,300	(364,374)
PNC Financial Services Group, Inc.	2,700	(201,690)
SWS Group, Inc.	7,700	(155,232)
T. Rowe Price Group, Inc.	4,700	(252,437)

		(1,709,480)

Electric — (0.1)%
CH Energy Group, Inc.	3,000	(130,710)
Cleco Corp.	17,400	(439,350)
Great Plains Energy, Inc.	11,000	(243,650)
Integrys Energy Group, Inc.	6,200	(309,628)
NSTAR	9,500	(318,250)
PPL Corp.	11,300	(418,326)
Progress Energy, Inc.	8,900	(383,857)
Southern Co. (The)	12,300	(463,587)
UIL Holdings Corp.	5,600	(192,248)
Unisource Energy Corp.	10,500	(306,495)
Wisconsin Energy Corp.	1,300	(58,370)

		(3,264,471)

Electrical Equipment
Advanced Energy Industries, Inc.*	13,000	(177,840)
Energizer Holdings, Inc.*	4,200	(338,310)
General Cable Corp.*	8,700	(309,981)
Molex, Inc.	18,000	(404,100)

		(1,230,231)

Electronic Components & Equipment — (0.1)%
Amphenol Corp. (Class A Stock)	9,100	(365,274)
AVX Corp.	17,700	(180,363)
Checkpoint Systems, Inc.*	10,700	(201,374)
Cymer, Inc.*	9,600	(243,168)
Electro Scientific Industries, Inc.*	3,200	(45,504)
FARO Technologies, Inc.*	4,800	(97,776)
FEI Co.*	10,700	(254,767)
Newport Corp.*	7,500	(80,850)
Technitrol, Inc.	12,300	(181,917)
Thomas & Betts Corp.	600	(23,442)
Universal Electronics, Inc.*	4,100	(102,418)
Varian, Inc.*	2,400	(102,960)
Watts Water Technologies, Inc. (Class A Stock)	5,000	(136,750)

		(2,016,563)

Engineering/Construction
Aecom Technology Corp.*	17,500	(427,700)
Shaw Group, Inc. (The)*	7,600	(233,548)

		(661,248)

Entertainment & Leisure
Brunswick Corp.	25,600	(327,424)
Hasbro, Inc.	1,500	(52,080)
Macrovision Solutions Corp.*	26,200	(402,956)
Scientific Games Corp. (Class A Stock)*	14,100	(324,582)

		(1,107,042)

Environmental Control
Mine Safety Appliances Co.	10,500	(400,260)
Tetra Tech, Inc.*	12,600	(303,156)
Waste Connections, Inc.*	12,700	(435,610)

		(1,139,026)

Foods
Hain Celestial Group, Inc.*	11,600	(319,348)
J & J Snack Foods Corp.	2,900	(98,339)
Smithfield Foods, Inc.*	19,900	(316,012)

TreeHouse Foods, Inc.*	9,200	(273,240)

		(1,006,939)

Healthcare Products — (0.1)%
Advanced Medical Optics, Inc.*	14,800	(263,144)
Immucor, Inc.*	14,300	(457,028)
Natus Medical, Inc.*	6,500	(147,290)
Palomar Medical Technologies, Inc.*	5,300	(71,338)
Stryker Corp.	6,500	(404,950)
Varian Medical Systems, Inc.*	4,600	(262,798)

		(1,606,548)

Healthcare Providers & Services
Air Methods Corp.*	3,600	(101,916)
Amedisys, Inc.*	7,100	(345,557)
Brookdale Senior Living, Inc.	21,600	(474,984)
Gentiva Health Services, Inc.*	8,300	(223,602)
Magellan Health Services, Inc.*	6,600	(270,996)
Odyssey HealthCare, Inc.*	9,600	(97,440)

		(1,514,495)

Home Builders
KB Home	15,100	(297,168)
MDC Holdings, Inc.	3,200	(117,088)
NVR, Inc.*	200	(114,400)
Toll Brothers, Inc.*	1,900	(47,937)

		(576,593)

Hotels, Restaurants & Leisure — (0.1)%
Carnival Corp.	11,200	(395,920)
International Game Technology	19,400	(333,292)
Marcus Corp.	1,500	(24,120)
Marriott International, Inc. (Class A Stock)	16,600	(433,094)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	13,200	(318,516)
Royal Caribbean Cruises Ltd.	3,200	(66,400)
Starwood Hotels & Resorts Worldwide, Inc.	4,000	(112,560)

		(1,683,902)

Housewares
Libbey, Inc.	4,200	(35,742)

Insurance — (0.1)%
Alleghany Corp.*	900	(328,500)
AON Corp.	9,800	(440,608)
Brown & Brown, Inc.	18,500	(399,970)
Erie Indemnity Co. (Class A Stock)	5,300	(224,031)
Fidelity National Financial, Inc. (Class A Stock)	34,200	(502,740)
Gallagher, (Arthur J.) & Co.	17,200	(441,352)
HCC Insurance Holdings, Inc.	19,900	(537,300)
Infinity Property & Casualty Corp.	5,000	(206,000)
Markel Corp.*	100	(35,150)
Mercury General Corp.	9,000	(492,750)
Progressive Corp. (The)	22,700	(394,980)
Safety Insurance Group, Inc.	4,100	(155,513)
United Fire & Casualty Co.	5,300	(151,527)

		(4,310,421)

Internet Software & Services
Blue Coat Systems, Inc.*	3,000	(42,570)
DealerTrack Holdings, Inc.*	12,700	(213,868)
Equinix, Inc.*	5,700	(395,922)
InfoSpace, Inc.	5,200	(56,420)
Yahoo!, Inc.*	5,700	(98,610)

		(807,390)

Machinery & Equipment
Albany International Corp. (Class A Stock)	8,700	(237,771)
Astec Industries, Inc.*	6,600	(203,478)
Intevac, Inc.*	6,400	(68,096)
Kennametal, Inc.	6,900	(187,128)

		(696,473)

Manufacturing — (0.1)%
AptarGroup, Inc.	10,700	(418,477)
CLARCOR, Inc.	11,600	(440,220)
Donaldson Co., Inc.	6,300	(264,033)
Matthews International Corp. (Class A Stock)	8,300	(421,142)
Movado Group, Inc.	7,000	(156,450)
Pall Corp.	10,900	(374,851)

		(2,075,173)

Media
Liberty Global, Inc. (Class A Stock)*	15,000	(454,500)
News Corp. (Class A Stock)	29,800	(357,302)
Washington Post Co. (The) (Class B Stock)	700	(389,732)

		(1,201,534)

Metals & Mining
AMCOL International Corp.	8,800	(275,088)
Brush Engineered Materials, Inc.*	4,600	(85,422)
CONSOL Energy, Inc.	2,300	(105,547)
Foundation Coal Holdings, Inc.	7,000	(249,060)
Worthington Industries, Inc.	1,400	(20,916)

		(736,033)

Office Equipment & Supplies
Standard Register Co. (The)	5,500	(54,175)

Oil, Gas & Consumable Fuels — (0.3)%
BJ Services Co.	2,100	(40,173)
Cabot Oil & Gas Corp.	10,000	(361,400)
CARBO Ceramics, Inc.	4,200	(216,762)
Denbury Resources, Inc.*	6,600	(125,664)
Dril-Quip, Inc.*	8,100	(351,459)
Exterran Holdings, Inc.*	7,300	(233,308)
Frontier Oil Corp.	11,700	(215,514)
Global Industry, Ltd.*	36,200	(251,228)
Hercules Offshore, Inc.*	14,900	(225,884)
Holly Corp.	14,800	(428,016)
ION Geophysical Corp.*	27,100	(384,549)
Laclede Group, Inc. (The)	5,900	(286,091)
Lufkin Industries, Inc.	4,300	(341,205)
NATCO Group, Inc. (Class A Stock)*	5,700	(229,026)
National Oilwell Varco, Inc.*	8,000	(401,840)
Nicor, Inc.	11,200	(496,720)
Northwest Natural Gas Co.	7,700	(400,400)
Penn Virginia Corp.	7,300	(390,112)
Petrohawk Energy Corp.*	18,000	(389,340)
Quicksilver Resources, Inc.*	9,400	(184,522)
Range Resources Corp.	10,400	(445,848)
Rowan Cos., Inc.	10,800	(329,940)
SandRidge Energy, Inc.*	16,700	(327,320)
Sunoco, Inc.	12,400	(441,192)

Superior Well Services, Inc.*	6,800	(172,108)
Transocean, Inc.*	3,500	(384,440)
Vectren Corp.	15,100	(420,535)

		(8,474,596)

Paper & Forest Products
Rayonier, Inc.	9,400	(445,090)
Wausau Paper Corp.	11,600	(117,508)
Weyerhaeuser Co.	8,700	(527,046)

		(1,089,644)

Pharmaceuticals — (0.1)%
Abbott Laboratories	7,700	(443,366)
Amylin Pharmaceuticals, Inc.*	2,800	(56,616)
BioMarin Pharmaceutical, Inc.*	16,900	(447,681)
HealthExtras, Inc.	12,700	(331,724)
Perrigo Co.	8,800	(338,448)
Salix Pharmaceuticals Ltd.*	13,900	(89,099)
Savient Pharmaceuticals, Inc.*	15,500	(231,105)
Schering-Plough Corp.	22,500	(415,575)
Sepracor, Inc.*	3,300	(60,423)

		(2,414,037)

Pipelines
Spectra Energy Corp.	16,600	(395,080)

Real Estate Investment Trusts — (0.2)%
Alexandria Real Estate Equities, Inc.	4,200	(474,936)
AvalonBay Communities, Inc.	4,600	(452,732)
BRE Properties, Inc.	1,900	(93,100)
Camden Property Trust	5,900	(270,574)
Digital Realty Trust, Inc.	10,700	(505,575)
Equity Residential Properties Trust	10,300	(457,423)
Essex Property Trust, Inc.	3,700	(437,821)
Federal Realty Investment Trust	5,100	(436,560)
HCP, Inc.	12,800	(513,664)
Health Care REIT, Inc.	9,000	(479,070)
Home Properties, Inc.	8,200	(475,190)
LTC Properties, Inc.	6,600	(193,512)
Nationwide Health Properties, Inc.	12,400	(446,152)
Plum Creek Timber Co., Inc.	8,500	(423,810)
Potlatch Corp.	9,700	(449,983)
Public Storage, Inc.	700	(69,307)
UDR, Inc.	17,700	(462,855)
Ventas, Inc.	9,800	(484,316)
Vornado Realty Trust	2,000	(181,900)

		(7,308,480)

Retail & Merchandising — (0.1)%
Bed Bath & Beyond, Inc.*	2,800	(87,948)
Best Buy Co., Inc.	8,500	(318,750)
CVS/Caremark Corp.	11,700	(393,822)
Dick’s Sporting Goods, Inc.*	14,200	(278,036)
Finish Line, Inc. (The) (Class A Stock)	15,800	(157,842)
Lowe’s Cos., Inc.	5,400	(127,926)
O’Reilly Automotive, Inc.*	17,400	(465,798)
Pacific Sunwear of California, Inc.*	18,600	(125,178)
PetSmart, Inc.	1,400	(34,594)
Staples, Inc.	18,000	(405,000)
Target Corp.	900	(44,145)
Walgreen Co.	12,900	(399,384)
Williams-Sonoma, Inc.	3,100	(50,158)

		(2,888,581)

Savings & Loan
Brookline Bancorp, Inc.	6,200	(79,298)

Semiconductors — (0.1)%
Applied Materials, Inc.	26,100	(394,893)
Brooks Automation, Inc.*	18,900	(158,004)
Cohu, Inc.	4,200	(66,444)
Diodes, Inc.*	10,800	(199,260)
Exar Corp.*	12,900	(98,814)
KLA-Tencor Corp.	13,100	(414,615)
Lam Research Corp.*	14,100	(444,009)
MEMC Electronic Materials, Inc.*	9,800	(276,948)
MKS Instruments, Inc.*	14,000	(278,740)
Novellus Systems, Inc.*	22,000	(432,080)
NVIDIA Corp.*	37,300	(399,483)
ON Semiconductor Corp.*	49,900	(337,324)
Rambus, Inc.*	27,200	(349,520)
Rudolph Technologies, Inc.*	9,100	(76,258)
Standard Microsystems Corp.*	6,400	(159,872)
Varian Semiconductor Equipment Associates, Inc.*	15,600	(391,872)

		(4,478,136)

Telecommunications — (0.1)%
CommScope, Inc.*	8,700	(301,368)
Comtech Telecommunications Corp.*	7,000	(344,680)
Echostar Corp. (Class A Stock)*	6,800	(163,880)
Frontier Communications Corp.	8,000	(92,000)
General Communication, Inc. (Class A Stock)*	8,400	(77,784)
MetroPCS Communications, Inc.*	22,300	(311,977)
NeuStar, Inc. (Class A Stock)*	3,500	(69,615)
NII Holdings, Inc.*	8,400	(318,528)
Novatel Wireless, Inc.*	10,000	(60,600)
Polycom, Inc.*	18,800	(434,844)
ViaSat, Inc.*	4,400	(103,752)

		(2,279,028)

Transportation — (0.1)%
Alexander & Baldwin, Inc.	10,100	(444,703)
Bristow Group, Inc.*	7,000	(236,880)
Expeditors International of Washington, Inc.	4,700	(163,748)
FedEx Corp.	5,500	(434,720)
Kansas City Southern*	2,100	(93,156)
Kirby Corp.*	1,900	(72,086)
United Parcel Service, Inc. (Class B Stock)	4,900	(308,161)
Werner Enterprises, Inc.	18,700	(405,977)

		(2,159,431)

		(81,688,401)

Principal
Amount
(000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — (1.8)%
Federal National Mortgage Assoc.
5.00% TBA	$65,100	(63,431,812)

U.S. TREASURY OBLIGATION — (0.3)%
U.S. Treasury Notes
3.125%	04/30/13	10,000	(10,085,940)

TOTAL SECURITIES SOLD SHORT (proceeds received $161,027,126)			(155,206,153)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 102.5% (cost $4,025,657,953)			3,527,024,116
Liabilities in excess of other assets(x) — (2.5)%			(85,660,892)

NET ASSETS — 100.0%			$3,441,363,224

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

FNMA	Federal National Mortgage Association

MSCI	Morgan Stanley Capital International

NR	Not Rated

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $753,556. The aggregate value of $742,955 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Security segregated as collateral for futures contracts.

(l)	Prudential Investment LLC, the co-manager of the Portfolio also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(n)	Rates shown are the effective yields at purchase date.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(o)	As of September 30, 2008, 26 securities representing $27,933,250 and 0.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $26,928,872 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $1,004,378 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swaps as follows:

Futures contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
27	30 Day Interbank	Oct 08	$4,301,648	$4,163,100	$(138,548)
119	90 Day Euro Dollar	Dec 08	28,748,351	28,722,138	(26,213)
208	90 Day Euro Dollar	Mar 09	50,403,862	50,458,200	54,338
100	90 Day Euro Dollar	Dec 09	2,581,500	2,414,000	(167,500)
100	90 Day Euro Dollar	Mar 10	24,267,500	24,100,000	(167,500)
100	90 Day Euro Dollar	Jun 10	24,191,250	24,038,750	(152,500)
100	90 Day Euro Dollar	Sep 10	24,116,250	23,976,250	(140,000)
35	90 Day Euro EURIBOR	Dec 08	11,697,997	11,701,076	3,079
39	90 Day Euro EURIBOR	Mar 09	13,074,715	13,119,325	44,610
90	5 Year Euro-Bobl	Dec 08	13,906,142	13,901,074	(5,068)
22	10 Year Swedish Gov’t. Bonds	Dec 08	4,280,897	3,977,672	(303,225)
116	10 Year U.S. Treasury Notes	Dec 08	13,379,875	13,296,500	(83,375)
12	Brent Crude	Oct 08	1,262,970	1,178,040	(84,930)
21	Brent Crude	Nov 08	2,133,540	2,090,760	(42,780)
21	Coffee ‘C’	Dec 08	1,074,131	1,027,294	(46,837)
19	Coffee ‘C’	Mar 09	1,000,237	960,450	(39,787)
10	CAC40 10 Euro	Oct 08	591,134	569,524	(21,610)
104	Corn	Dec 08	2,908,800	2,535,000	(373,800)
98	Corn	Mar 09	2,808,025	2,481,850	(326,175)
21	Cotton No. 2	Dec 08	662,285	601,125	(61,160)
29	Cotton No. 2	Mar 09	976,625	895,375	(81,250)
69	FTSE 100 Index	Dec 08	6,434,095	6,100,430	(333,665)
18	Gas Oil	Nov 08	1,733,800	1,640,250	(93,550)
32	Gas Oil	Dec 08	3,031,325	2,925,600	(105,725)
11	Gasoline RBOB	Oct 08	1,220,352	1,135,457	(84,895)
20	Gasoline RBOB	Nov 08	2,117,090	2,052,708	(64,382)
57	Globex N.G.	Sept 08	6,021,075	5,317,796	(703,279)
35	Gold 100 OZ	Dec 08	3,151,760	3,082,800	(68,960)
39	Gold 100 OZ	Feb 09	3,523,390	3,455,400	(67,990)

9	Heating Oil	Oct 08	1,152,220	1,094,197	(58,023)
17	Heating Oil	Nov 08	2,113,297	2,085,737	(27,560)
59	Lean Hogs	Dec 08	1,578,080	1,515,120	(62,960)
38	Live Cattle	Dec 08	1,576,200	1,525,700	(50,500)
15	LME Copper	Dec 08	2,661,175	2,385,750	(275,425)
4	LME Copper	Mar 09	695,550	637,500	(58,050)
47	LME PRI Aluminum	Dec 08	2,967,494	2,842,325	(125,169)
3	LME PRI Aluminum	Mar 09	185,332	184,913	(419)
31	LME Zinc	Dec 08	1,407,957	1,300,838	(107,119)
23	LME Zinc	Mar 09	1,047,907	977,788	(70,119)
23	Natural Gas	Oct 08	1,838,480	1,710,740	(127,740)
46	Natural Gas	Nov 08	3,753,000	3,582,480	(170,520)
20	Phelix Peak QT	Sept 08	2,468,895	2,328,699	(140,196)
8	S & P 500 Index	Dec 08	37,560,000	35,022,000	(2,538,000)
5	S&P/TSE 60 Index	Dec 08	712,614	665,351	(47,263)
22	Silver	Dec 08	1,477,225	1,350,250	(126,975)
6	Silver	Mar 09	392,400	371,280	(21,120)
5	Soybean	Nov 08	300,250	261,250	(39,000)
50	Soybean	Jan 09	3,009,400	2,655,625	(353,775)
4	SPI 200 Index	Dec 08	391,965	370,233	(21,732)
158	Sugar #11 (World)	Feb 09	2,520,079	2,417,274	(102,805)
5	U.S. Gulf 87 Crack	Dec 08	542,523	510,554	(31,969)
20	Wheat	Dec 08	736,088	680,000	(56,088)
25	Wheat	Mar 09	944,800	876,563	(68,237)
45	WTI Crude	Oct 08	4,876,450	4,528,800	(347,650)
82	WTI Crude	Nov 08	8,435,570	8,221,320	(214,250)

					(8,925,341)

Short Positions:
57	10 Year Australian Bonds	Dec 08	4,570,999	4,589,791	(18,792)
22	10 Year Canadian Bonds	Dec 08	2,431,008	2,422,119	8,889
77	10 Year Euro-Bund	Dec 08	12,356,134	12,473,625	(117,491)
4	10 Year Japanese Bonds (TSE)	Dec 08	5,154,905	5,172,864	(17,959)
35	10 Year Mini Japanese Gov’t. Bonds	Dec 08	4,508,637	4,519,017	(10,380)
65	10 Year U.K Gilt	Dec 08	12,740,453	12,960,016	(219,563)
51	20 Year U.S. Treasury Bonds	Dec 08	5,977,360	5,975,766	1,594
32	DAX Index	Dec 08	6,872,281	6,631,284	240,997
73	S&P 500 Index E-Mini	Dec 08	4,420,296	4,261,375	158,921

					26,216

					$(8,899,125)

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 10/03/08	AUD	128	$108,531	$101,152	$(7,379)
Expiring 10/09/08	AUD	599	476,927	473,361	(3,566)
Expiring 10/30/08	AUD	1,079	896,649	851,988	(44,661)
Brazilian Real,
Expiring 12/02/08	BRL	2,551	1,450,000	1,323,155	(126,845)
Expiring 06/02/09	BRL	279	146,876	139,744	(7,132)
British Pound,
Expiring 10/03/08	GBP	431	798,984	766,249.00	(32,735)
Expiring 11/03/08	GBP	8,424	15,303,881	15,013,709	(290,172)
Expiring 12/17/08	GBP	5,590	10,339,265	9,965,380	(373,885)
Canadian Dollar,
Expiring 12/17/08	CAD	1,245	1,201,737	1,172,831	(28,906)
Chinese Yuan,
Expiring 05/06/09	CNY	24,695	3,630,000	3,558,141	(71,859)
Expiring 09/08/09	CNY	998,855	143,000	144,063	1,063
Danish Krone,
Expiring 12/09/08	DKK	6,914	1,316,075	1,309,521	(6,554)
Euro,
Expiring 10/03/08	EUR	15,192	22,222,265	21,387,243	(835,022)
Expiring 10/16/08	EUR	30,235	42,540,583	42,564,723	24,140
Expiring 12/17/08	EUR	12,895	19,052,364	18,212,804	(839,560)
Japanese Yen,
Expiring 10/03/08	JPY	182,780	1,730,959	1,718,960	(11,999)
Expiring 10/20/08	JPY	661,076	6,228,745	6,234,688	5,943
Malaysian Ringgit,
Expiring 11/12/08	MYR	2,527	730,000	737,326	7,326
New Zealand Dollar,
Expiring 12/17/08	NZD	4,692	3,206,513	3,109,969	(96,544)

Philippines Peso,
Expiring 11/12/08	PHP	341,617	730,000	736,008	6,008
Singapore Dollar,
Expiring 11/12/08	SGD	1,046	730,000	729,033	(967)
Swedish Krona,
Expiring 12/17/08	SEK	25,904	3,982,535	3,744,470	(238,065)
Swiss Franc,
Expiring 12/17/08	CHF	1,381	1,264,929	1,237,806	(27,123)

			$138,230,818	$135,232,324	$(2,998,494)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 10/03/08	AUD	1,079	$898,699	$852,681	$46,018
Expiring 10/09/08	AUD	56	45,597	44,254	1,343
Expiring 10/30/08	AUD	1,079	848,526	851,988	(3,462)
Expiring 12/17/08	AUD	5,122	4,293,518	4,032,111	261,407
Brazilian Real,
Expiring 12/02/08	BRL	2,551	1,377,495	1,323,155	54,340
British Pound,
Expiring 10/03/08	GBP	469	871,020	833,807	37,213
Expiring 10/09/08	GBP	3,500	6,147,086	6,227,027	(79,941)
Expiring 11/03/08	GBP	467	849,501	832,313	17,188
Canadian Dollar,
Expiring 11/03/08	CAD	315	294,538	296,528	(1,990)
Expiring 12/17/08	CAD	6,722	6,495,627	6,332,345	163,282
Danish Krone,
Expiring 12/09/08	DKK	570	109,582	107,959	1,623
Euro,
Expiring 10/03/08	EUR	15,198	21,338,865	21,395,914	(57,049)
Expiring 10/16/08	EUR	2,300	3,240,171	3,237,932	2,239
Expiring 12/17/08	EUR	1,148	1,654,481	1,621,427	33,054

Japanese Yen,
Expiring 10/03/08	JPY	182,780	1,726,388	1,718,580	7,808
Expiring 10/20/08	JPY	727,928	6,919,164	6,867,470	51,694
Expiring 11/05/08	JPY	124,350	1,177,668	1,177,668	—
Expiring 12/17/08	JPY	624,282	5,961,440	5,938,062	23,378
Norwegian Krone,
Expiring 12/17/08	NOK	15,615	2,801,249	2,644,896	156,353
Singapore Dollar,
Expiring 11/21/08	SGD	457	319,000	318,507	493
Swedish Krona,
Expiring 10/06/08	SEK	3,449	520,604	498,137	22,467
Expiring 12/09/08	SEK	963	143,901	139,205	4,696
Expiring 12/17/08	SEK	3,281	501,015	474,202	26,813
Swiss Franc,
Expiring 12/17/08	CHF	5,378	5,024,290	4,820,363	203,927

			$73,559,425	$72,586,531	$972,894

Interest rate swap agreements outstanding at September 30, 2008:

			Notional			Unrealized
	Termination		Amount#			Appreciation
Counterparty	Date		(000)	Fixed Rate	Floating Rate	(Depreciation)
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		$8,300	5.00%	3 month LIBOR	$(117,442)
Morgan Stanley Capital Services, Inc.(2)	12/17/38		15,000	5.00%	3 month LIBOR	71,706
Morgan Stanley Capital Services, Inc.(2)	12/17/18		700	5.00%	3 month LIBOR	(4,935)
Morgan Stanley Capital Services, Inc.(1)	03/18/14	EUR	5,300	4.50%	6 month EURIBOR	80,943
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	EUR	1,000	4.50%	6 month EURIBOR	4,565
Goldman Sachs Capital Markets, L.P.(1)	03/18/11	EUR	3,500	4.50%	6 month EURIBOR	12,969
Morgan Stanley Capital Services, Inc.(1)	03/18/14	GBP	8,200	5.00%	6 month LIBOR	(63,206)

						$(15,400)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$2,774,851,073	$(8,899,125)
Level 2 - Other Significant Observable Inputs - Long	908,828,351	(2,041,000)
Level 2 - Other Significant Observable Inputs - Short	(157,659,686)	—
Level 3 - Significant Unobservable Inputs	1,004,378	—

Total	$3,527,024,116	$(10,940,125)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 7/21/08*	$—
Accrued discounts/premiums	67
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(9,247)
Net purchases (sales)	1,013,558
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$1,004,378

*  Commencement of Portfolio

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.9%

COMMON STOCKS — 63.8%

Aerospace & Defense — 2.0%
BAE Systems PLC (United Kingdom)	238,209	$1,756,051
Finmeccanica SpA (Italy)	17,600	381,524
General Dynamics Corp.	89,695	6,603,346
Lockheed Martin Corp.	94,686	10,384,214
MTU Aero Engines Holding AG (Germany)	22,900	631,119
Raytheon Co.	36,800	1,969,168
Rolls-Royce Group PLC (United Kingdom)*	368,852	2,233,375
Safran SA (France)	49,800	871,529
Thales SA (France)	7,200	363,345

		25,193,671

Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	498,150	420,730
Wilmar International Ltd. (Singapore)	524,000	929,260

		1,349,990

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	362,700	234,130
Cathay Pacific Airways Ltd. (Hong Kong)	203,100	346,427
Deutsche Lufthansa AG (Germany)	29,400	574,719
Qantas Airways Ltd. (Australia)	374,000	953,471
Singapore Airlines Ltd. (Singapore)	115,300	1,158,292
Southwest Airlines Co.	241,700	3,507,067

		6,774,106

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	116,000	332,672
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	6,200	401,588
GKN PLC (United Kingdom)	208,600	740,905
Nifco, Inc. (Japan)	20,600	361,975

		1,837,140

Automobile Manufacturers — 0.6%
DaimlerChrysler AG (Germany)	18,000	893,751
Fuji Heavy Industries Ltd. (Japan)	700	3,546
General Motors Corp.(a)	54,300	513,135
Honda Motor Co. Ltd. (Japan)	59,100	1,792,666
Nissan Motor Co. Ltd. (Japan)	247,600	1,674,217
PSA Peugeot Citroen SA (France)	21,000	790,358
Renault SA (France)	5,200	331,392
Toyota Motor Corp. (Japan)	15,500	662,664
Valeo SA (France)	14,400	435,768

		7,097,497

Banks — 1.7%
Bank of America Corp.	463,017	16,205,595
Bank Rakyat Indonesia (Indonesia)	1,247,000	704,548
BNP Paribas (France)	20,400	1,947,328
Standard Chartered PLC (United Kingdom)	98,460	2,422,651

		21,280,122

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	52,400	3,399,712
Coca Cola Hellenic Bottling Co. SA (Greece)	24,230	528,846
Coca-Cola Co. (The)	45,600	2,411,328
Heineken NV, ADR (Netherlands)	38,487	766,176

		7,106,062

Biotechnology — 1.8%
Amgen, Inc.*	42,500	2,518,975
Genentech, Inc.*	152,727	13,543,830
Gilead Sciences, Inc.*	131,813	6,008,037

		22,070,842

Broadcasting — 0.3%
Liberty Media Corp — Entertainment (Class A Stock)*	77,800	1,942,666
Liberty Media Corp. — Capital (Class A Stock)*	22,900	306,402
Liberty Media Holding Corp. — Interactive (Class A Stock)*(a)	105,300	1,359,423

		3,608,491

Building Materials — 0.2%
Asahi Glass Co. Ltd. (Japan)	103,000	905,435
Central Glass Co. Ltd. (Japan)	62,000	207,006
Lafarge SA (France)	3,000	315,864
Sanwa Holdings Corp. (Japan)	133,000	502,337

		1,930,642

Business Services — 0.7%
K.K. DaVinci Advisors (Japan)*	435	101,029
MasterCard, Inc. (Class A Stock)(a)	51,814	9,188,177

		9,289,206

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland)	20,200	943,380
Deutsche Bank AG (Germany)	19,100	1,366,354
Tokai Tokyo Securities Co. Ltd. (Japan)	24,000	82,529

		2,392,263

Chemicals — 1.8%
Air Products & Chemicals, Inc.	28,681	1,964,362
Asahi Kasei Corp. (Japan)	146,000	614,282
BASF SE (Germany)	44,200	2,107,295
Clariant AG (Switzerland)*	58,700	571,635
Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	157,000	413,036
DuPont (E.I.) de Nemours & Co.(a)	66,200	2,667,860
Koninklijke DSM NV (Netherlands)	21,100	998,020
Lonza Group AG (Switzerland)	3,830	480,555
Nippon Shokubai Co. Ltd. (Japan)	123,000	788,504
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	32,854	4,337,056

Praxair, Inc.	89,115	6,393,110
Tessenderlo Chemie NV (Belgium)	12,900	646,016

		21,981,731

Commercial Banks — 1.8%
Alliance & Leicester PLC (United Kingdom)	29,700	144,800
Allied Irish Banks PLC (Ireland)	44,500	365,812
Banche Popolari Unite ScpA (Italy)	19,100	418,418
Banco Bilbao Vizcaya Argentaria SA (Spain)	66,900	1,081,819
Banco Espirito Santo SA (Portugal)	41,100	509,624
Banco Santander Central Hispano SA (Spain)	351,202	5,266,022
Credit Agricole SA (France)	13,100	252,303
Danske Bank A/S (Denmark)	20,000	481,550
DnB NOR ASA (Norway)	85,000	659,413
HBOS PLC (United Kingdom)	119,300	270,664
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	13,538,000	8,182,304
Intesa Sanpaolo SpA (Italy)	143,300	788,088
Julius Baer Holding AG (Switzerland)	12,580	625,609
Lloyds TSB Group PLC (United Kingdom)	130,100	522,777
Nordea Bank AB (Sweden)	38,800	463,231
Royal Bank of Scotland Group PLC (United Kingdom)	205,308	662,301
Societe Generale (France)	1,900	170,676
Suruga Bank Ltd. (Japan)	124,000	1,443,335
Verwaltungs und Privat Bank AG (Liechtenstein)	1,500	241,987

		22,550,733

Commercial Services — 1.0%
Capita Group PLC (The) (United Kingdom)	146,133	1,818,712
SGS SA (Switzerland)	971	1,142,777
Toppan Forms Co. Ltd. (Japan)	59,500	598,323
Visa, Inc. (Class A Stock)	97,646	5,994,488
Waste Management, Inc.	77,600	2,443,624

		11,997,924

Computer Services & Software — 2.0%
Apple, Inc.*	75,459	8,576,670
Autonomy Corp. PLC (United Kingdom)*	39,087	725,733
Dell, Inc.*(a)	187,100	3,083,408
Hitachi Information Systems Ltd. (Japan)	29,800	569,676
Iliad SA (France)	9,562	796,699
Infosys Technologies Ltd., ADR (India)(a)	38,743	1,290,529
International Business Machines Corp.(a)	30,650	3,584,824
Microsoft Corp.	211,800	5,652,942
NEC Fielding Ltd. (Japan)	20,600	196,469
TietoEnator Oyj (Finland)	24,800	365,046

		24,841,996

Conglomerates
CITIC Pacific Ltd. (Hong Kong)	300	877

Construction — 0.1%
AMEC PLC (United Kingdom)	86,013	986,598
DP World Ltd. (United Arab Emirates)	951,037	675,236

		1,661,834

Consumer Products & Services — 1.2%
Avon Products, Inc.(a)	43,900	1,824,923
Beiersdorf AG (Germany)	32,949	2,082,584
Electrolux AB (Class B Stock) (Sweden)	52,400	613,023
Fisher & Paykel Apppliances Holdings Ltd. (Class H Stock) (New Zealand)	203,200	220,841
Fortune Brands, Inc.(a)	45,500	2,609,880
Indesit Co. SpA (Italy)	53,000	563,133
Newell Rubbermaid, Inc.	161,300	2,784,038
Pacific Brands Ltd. (Australia)	360,000	562,756
Reckitt Benckiser Group PLC (United Kingdom)	72,381	3,509,368

		14,770,546

Containers & Packaging
Amcor Ltd. (Australia)	97,900	430,508

Distribution/Wholesale — 0.1%
Marubeni Corp. (Japan)	123,400	559,370
Sumitomo Corp. (Japan)	92,900	866,186

		1,425,556

Diversified
IMI PLC (United Kingdom)	84,600	570,815

Diversified Financial Services — 0.9%
Fortis (Belgium)	11,700	72,282
ING Groep NV, ADR (Netherlands)	76,200	1,633,556
U.S. Bancorp	268,497	9,671,262

		11,377,100

Diversified Machinery — 0.1%
FLSmidth & Co. A/S (Denmark)	8,775	445,578
Volvo AB (Class B Stock) (Sweden)	35,400	319,824

		765,402

Diversified Manufacturing — 0.5%
3M Co.	37,700	2,575,287
AGFA-Gevaert NV (Belgium)*	35,200	223,624
Mitsubishi Corp. (Japan)	132,100	2,755,626
Tomkins PLC (United Kingdom)	198,400	553,947

		6,108,484

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	20,300	98,026
Mitsui & Co. Ltd. (Japan)	53,200	660,442

		758,468

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	153,400	4,282,928
Verizon Communications, Inc.	57,900	1,858,011

		6,140,939

Electric Utilities — 0.2%
Entergy Corp.	32,000	2,848,320

Electronic Components — 0.7%
Alpine Electronics, Inc. (Japan)	12,900	123,832
Eizo Nanao Corp. (Japan)	13,400	257,500
Nippon Electric Glass Co. Ltd. (Japan)	54,000	489,157
Omron Corp. (Japan)	39,200	608,475
Spectris PLC (United Kingdom)	43,000	514,235
THOMSON (France)*	75,900	271,257
Tyco Electronics Ltd. (Bermuda)	115,800	3,203,028
Vestas Wind Systems A/S (Denmark)*	37,625	3,284,094

		8,751,578

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)	36,700	287,285

Energy-Other — 0.1%
Q-Cells AG (Germany)*	13,675	1,146,690

Engineering/Construction — 0.2%
Kyowa Exeo Corp. (Japan)	63,000	572,710
WorleyParsons Ltd. (Australia)	56,897	1,407,316

		1,980,026

Engineering/R&D Services — 0.3%
ABB Ltd. (Switzerland)*	188,304	3,649,036

Entertainment & Leisure — 0.2%
Las Vegas Sands Corp.*(a)	81,940	2,958,853

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	149,900	883,452

Exchange Traded Funds — 8.9%
Energy Select Sector SPDR Fund	34,525	2,207,183
iShares Lehman 20 + Year Treasury Bond Fund(a)	48,000	4,554,240
iShares Lehman Aggregate Bond Fund	192,300	18,958,857
iShares MSCI Brazil Index Fund	19,400	1,097,458
iShares MSCI Emerging Markets Index Fund(a)	31,940	1,102,888
iShares MSCI Hong Kong Index Fund(a)	250,000	3,302,500
iShares MSCI Japan Index Fund(a)	206,000	2,195,960
iShares Russell 1000 Growth Index Fund	454,650	22,073,257
iShares Russell 1000 Value Index Fund	28,000	1,788,920
iShares S&P 500 Growth Index Fund	237,600	13,490,928
iShares S&P Global 100 Index Fund(a)	234,600	14,573,352
iShares S&P Global Energy Sector Index Fund	59,105	2,228,850
iShares S&P National Municipal Bond Fund(a)	99,500	9,682,345
SPDR Trust Series 1 Series 1	119,000	13,806,380

		111,063,118

Farming & Agriculture — 0.9%
AWB Ltd. (Australia)	149,600	334,178
Kuala Lumpur Kepong Bhd (Malaysia)	185,200	519,688
Monsanto Co.	102,950	10,189,991

		11,043,857

Finance — Consumer Loans
Cattles PLC (United Kingdom)	23,300	32,478

Financial — Bank & Trust — 1.5%
Banco Popolare Scarl (Italy)	19,500	302,921
Bank of Ireland (Ireland)	71,900	400,836
Barclays PLC (United Kingdom)	159,100	945,278
China Merchants Bank Co. Ltd. (Class H Stock) (China)	396,500	957,506
Dexia NV/SA (Belgium)	14,400	157,297
Fifth Third Bancorp	80,700	960,330
Merrill Lynchrestricted Common Stock	39,734	955,007
National Australia Bank Ltd. (Australia)	63,100	1,273,514
State Street Corp.	48,800	2,775,744
Svenska Handelsbanken AB (Class A Stock) (Sweden)	35,800	801,785
Wells Fargo & Co.	260,474	9,775,589

		19,305,807

Financial Services — 3.8%
Alpha Bank A.E. (Greece)	12,800	278,670
American Express Co.	50,100	1,775,043
Ameriprise Financial, Inc.	84,800	3,239,360
Bank of New York Mellon Corp. (The)	79,800	2,599,884
BM&FBOVESPA SA (Brazil)	128,106	564,152
Citigroup, Inc.	239,300	4,908,043
Credicorp Ltd (Bermuda)	9,709	582,346
Egyptian Financial Group-Hermes Holding (Egypt)	150,899	925,892
Eurazeo (France)	9,455	799,271
Goldman Sachs Group, Inc. (The)	77,781	9,955,968
H&R Block, Inc.	137,700	3,105,135
JPMorgan Chase & Co.	290,448	13,563,922
Macquarie Group Ltd. (Australia)	25,100	772,865
Man Group PLC (United Kingdom)	165,016	1,008,387
Merrill Lynch & Co., Inc.(a)	64,300	1,626,790
National Bank of Greece SA (Greece)	26,904	1,090,261
National Bank of Greece SA, ADR (Greece)	23,344	192,588
Noble Group Ltd. (Hong Kong)	566,000	538,630
Pohjola Bank PLC (Finland)	26,200	381,820

		47,909,027

Foods — 0.7%
CSM NV (Netherlands)	23,300	593,009
Dairy Crest Group PLC (United Kingdom)	13,100	94,035
East Asiatic Co. Ltd. A/S (Denmark)	5,400	226,904
Foster’s Group Ltd. (Australia)	128,100	572,325
Greggs PLC (United Kingdom)	4,400	248,429
Kraft Foods, Inc. (Class A Stock)	53,500	1,752,125
Marston’s PLC (United Kingdom)	193,200	545,850
Nestle SA (Switzerland)	73,056	3,157,300
Tate & Lyle PLC (United Kingdom)	75,000	515,246
Woolworths Ltd. (Australia)	59,698	1,315,030

		9,020,253

Gas Distribution — 0.1%
Centrica PLC (United Kingdom)	120,000	675,207

Healthcare-Products — 0.1%
Boston Scientific Corp.*	90,400	1,109,208
Mindray Medical International Ltd., ADR (China)(a)	19,199	647,582

		1,756,790

Home Furnishings — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	65,000	1,120,569

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	293,650	18,118,205
Wynn Resorts Ltd.(a)	49,082	4,007,055
Yum! Brands, Inc.(a)	71,048	2,316,875

		24,442,135

Industrial Conglomerates — 0.8%
General Electric Co.	260,900	6,652,950
Tyco International Ltd. (Bermuda)	80,600	2,822,612

		9,475,562

Instruments — Controls
Rotork PLC (United Kingdom)	30,800	514,587

Insurance — 1.6%
Aegon NV (Netherlands)	49,800	440,595
Allianz SE (Germany)	4,000	548,392
Aviva PLC (United Kingdom)	65,300	567,991
AXA SA (France)	35,482	1,161,478
Baloise Holding AG (Switzerland)	12,700	867,089
Beazley Group PLC (United Kingdom)	179,800	383,587
Brit Insurance Holdings PLC (United Kingdom)	154,400	504,857
Fondiaria SAI SpA (Italy)	14,900	351,696
Hannover Rueckversicherung AG (Germany)	14,900	545,311
Hartford Financial Service Group, Inc. (The)	25,700	1,053,443
Hiscox Ltd. (United Kingdom)	85,200	374,573
Irish Life & Permanent PLC (Ireland)	48,500	339,762
Legal & General Group PLC (United Kingdom)	478,500	863,559
Marsh & McLennan Cos., Inc.	161,400	5,126,064
Muenchener Rueckversicherungs AG (Germany)	13,100	1,976,062
Old Mutual PLC (United Kingdom)	250,200	350,208
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	187,200	500,503
Swiss Reinsurance (Switzerland)	20,400	1,132,311
XL Capital Ltd. (Class A Stock) (Bermuda)	37,700	676,338
Zurich Financial Services AG (Switzerland)	6,700	1,855,368

		19,619,187

Investment Firms — 0.2%
Morgan Stanley(a)	95,783	2,203,009

Iron / Steel
JFE Holdings, Inc. (Japan)	15,400	477,649
SSAB Svenskt Stal AB (Class B Stock) (Sweden)	8,700	120,202

		597,851

Leisure Equipment — 0.3%
Nintendo Co. Ltd. (Japan)	7,800	3,308,555

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	1,700	611,392
Heidelberger Druckmaschinen AG (Germany)	17,700	278,823
Rieter Holdings AG (Switzerland)	1,000	304,305
Weg SA (Brazil)	46,500	346,508

		1,541,028

Machinery — Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	115,800	1,895,821

Media — 1.1%
Cablevision Systems Corp. (Class A Stock)(a)	86,100	2,166,276
Comcast Corp. (Class A Stock)	74,700	1,466,361
Jupiter Telecommunications Co. Ltd. (Japan)	1,444	1,039,699
Naspers Ltd. (Class N Stock) (South Africa)	40,300	795,979
New York Times Co. (The) (Class A Stock)(a)	82,000	1,171,780
Rogers Communications, Inc. (Class B Stock) (Canada)	57,000	1,848,851
Time Warner, Inc.	376,500	4,935,915
Trinity Mirror PLC (United Kingdom)	126,600	192,393
Viacom, Inc. (Class B Stock)*	30,700	762,588

		14,379,842

Medical Supplies & Equipment — 0.8%
Covidien Ltd. (Bermuda)	68,300	3,671,808
Johnson & Johnson	66,000	4,572,480
Synthes, Inc. (Switzerland)	9,648	1,334,727

		9,579,015

Metals & Mining — 0.7%
Alcoa, Inc.	46,600	1,052,228
Centennial Coal Co. Ltd. (Australia)	186,600	552,324
Minara Resources Ltd. (Australia)	108,500	141,389
Mitsui Mining & Smelting Co. Ltd. (Japan)	259,000	604,526
MMX Mineracao e Metalicos SA (Brazil)*	29,700	140,158
Nippon Light Metal Co. Ltd. (Japan)	394,000	462,559
Norddeutsche Affinerie AG (Germany)	12,700	536,773
OZ Minerals Ltd. (Australia)	107,607	136,542
Precision Castparts Corp.	21,920	1,726,858
Rautaruukki Oyj (Finland)	7,600	151,886
ThyssenKrupp AG (Germany)	41,700	1,251,995
Vedanta Resources PLC (United Kingdom)	51,254	1,074,298

Xstrata PLC (United Kingdom)	31,813	991,434

		8,822,970

Multimedia — 0.2%
Vivendi (France)	93,252	2,923,509

Office Equipment — 0.1%
OCE NV (Netherlands)	37,500	267,802
Ricoh Co. Ltd. (Japan)	97,000	1,363,914

		1,631,716

Oil & Gas — 2.9%
Baker Hughes, Inc.	75,400	4,564,716
Cameron International Corp.*(a)	45,293	1,745,592
ENI SpA (Italy)	78,400	2,078,070
Exxon Mobil Corp.	91,400	7,098,124
FMC Technologies, Inc.*	9,025	420,114
Murphy Oil Corp.(a)	57,500	3,688,050
NiSource, Inc.(a)	95,800	1,414,008
Norsk Hydro ASA (Norway)	16,000	108,243
StatoilHydro ASA (Norway)	40,500	962,415
Total SA (France)	24,400	1,482,295
Total SA, ADR (France)	99,100	6,013,388
Transocean, Inc.*(a)	45,701	5,019,798
Tullow Oil PLC (United Kingdom)	109,357	1,398,157

		35,992,970

Oil, Gas & Consumable Fuels — 3.7%
BG Group PLC (United Kingdom)	176,699	3,204,606
BP PLC (United Kingdom)	349,900	2,914,055
Chevron Corp.	84,600	6,977,808
China Oilfield Services Ltd. (Class H Stock) (China)	710,000	657,822
Cosmo Oil Co. Ltd. (Japan)	100,000	237,197
EnCana Corp. (Canada)	32,210	2,056,840
Hess Corp.	85,399	7,009,550
Nippon Oil Corp. (Japan)	107,000	538,819
Petrofac Ltd. (United Kingdom)	73,134	764,170
Petroleo Brasileiro SA, ADR (Brazil)	135,724	5,965,070
Repsol YPF SA (Spain)	50,800	1,505,501
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	112,100	3,149,190
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	43,900	2,590,539
Saipem SpA (Italy)	90,212	2,699,230
Schlumberger Ltd.	55,995	4,372,650
Sunoco, Inc.	42,400	1,508,592

		46,151,639

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	107,300	208,086
International Paper Co.(a)	125,700	3,290,826

		3,498,912

Pharmaceuticals — 2.1%
Actelion Ltd. (Switzerland)*	17,742	914,219
Astellas Pharma, Inc. (Japan)	33,700	1,416,048
AstraZeneca PLC (United Kingdom)	50,000	2,187,964
GlaxoSmithKline PLC (United Kingdom)	42,200	914,161
H. Lundbeck A/S (Denmark)	53,700	1,020,958
Merck & Co., Inc.	110,800	3,496,848
Novartis AG (Switzerland)	7,700	405,401
Novo Nordisk A/S (Class B Stock) (Denmark)	49,100	2,545,457
Pfizer, Inc.	184,600	3,404,024
Qiagen NV (Netherlands)*	30,688	606,430
Roche Holding AG (Switzerland)	4,206	658,415
Sanofi-Aventis SA (France)	34,100	2,241,917
Schering-Plough Corp.	93,100	1,719,557
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	34,816	1,594,225
Wyeth	84,300	3,114,042

		26,239,666

Pipelines — 0.2%
Spectra Energy Corp.	94,900	2,258,620

Real Estate — 0.5%
Aeon Mall Co. Ltd. (Japan)	34,400	1,025,269
CapitaLand Ltd. (Singapore)	45,000	98,090
PIK Group, GDR, 144A (Russia)*(a)	9,268	50,511
Raiffeisen International Bank Holding AG (Austria)	684	49,403
St. Joe Co. (The)*(a)	143,406	5,605,740

		6,829,013

Retail & Merchandising — 2.2%
Centros Comerciales Sudamericanos SA, ADR, 144A (Chile)*	5,003	176,584
Circle K Sunkus Co. Ltd. (Japan)	30,600	507,239
Costco Wholesale Corp.	89,878	5,835,779
CVS/Caremark Corp.	193,861	6,525,361
Esprit Holdings Ltd. (Hong Kong)	112,200	695,480
NIKE, Inc. (Class B Stock)	57,443	3,842,937
Plenus Co. Ltd. (Japan)	35,600	441,135
Rallye SA (France)	10,300	301,964
Shoppers Drug Mart Corp. (Canada)	38,100	1,838,323
Target Corp.(a)	60,298	2,957,617
Valora Holding AG (Switzerland)	600	113,196
Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	259,200	907,727
Wal-Mart Stores, Inc.	63,700	3,814,993

		27,958,335

Rubber/Plastic Products
Kureha Corp. (Japan)	8,000	43,850

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	109,100	2,043,443

Specialty Retail — 1.1%
Home Depot, Inc. (The)(a)	213,700	5,532,693
Lowe’s Cos., Inc.	329,411	7,803,747

		13,336,440

Steel Producers/Products
Voestalpine AG (Austria)	6,000	187,490

Telecommunications — 2.5%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	112,514	5,216,149
BT Group PLC (United Kingdom)	541,000	1,568,379
China Mobile Ltd. (Hong Kong)	284,000	2,845,020
France Telecom SA (France)	34,500	967,709

Millicom International Cellular SA (Luxembourg)(a)	17,965	1,233,656
MobileOne Ltd. (Singapore)	153,900	197,442
MTN Group Ltd. (South Africa)	98,460	1,389,319
Nippon Telegraph & Telephone Corp. (Japan)	400	1,785,379
NTT DoCoMo, Inc. (Japan)	1,100	1,760,767
QUALCOMM, Inc.	149,149	6,408,932
Qwest Communications International, Inc.(a)	198,300	640,509
Swisscom AG (Switzerland)	4,300	1,281,472
Telecom Italia SpA (Italy)	478,600	712,287
Telefonica SA (Spain)	28,900	687,170
Uniden Corp. (Japan)	18,000	70,075
Vodafone Group PLC (United Kingdom)	1,933,962	4,271,000

		31,035,265

Tobacco — 0.1%
Altria Group, Inc.	23,600	468,224
Philip Morris International, Inc.	23,100	1,111,110

		1,579,334

Transportation — 1.9%
Canadian National Railway Co (Canada)(a)	22,064	1,055,321
CSX Corp.	28,965	1,580,620
LLX Logistica SA (Brazil)*	28,100	26,581
Neptune Orient Lines Ltd. (Singapore)	323,000	411,933
Norfolk Southern Corp.	93,707	6,204,341
Union Pacific Corp.	212,690	15,135,020

		24,413,816

Utilities — 0.9%
CEZ A/S (Czech Republic)	17,508	1,087,767
Drax Group PLC (United Kingdom)	86,200	1,160,638
E.ON AG (Germany)	40,960	2,061,793
Iberdrola Renovables SA (Spain)*	269,732	1,178,589
Illinois Tool Works, Inc.	83,600	3,716,020
Pinnacle West Capital Corp.	49,400	1,699,854

		10,904,661

Water — 0.2%
Veolia Environnement (France)	50,479	2,076,759

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.	415,100	2,532,110

TOTAL COMMON STOCKS (cost $944,379,359)		797,762,401

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT MORTGAGE - BACKED OBLIGATIONS — 21.9%
Federal Home Loan Mortgage Corp.
4.683%(c)	03/01/35	$323	325,485
4.827%(c)	06/01/35	491	493,990
4.981%(c)	04/01/35	375	378,705
5.00%	09/01/37	174	169,387
5.50%	02/01/38-08/01/38	14,072	14,008,417
5.50%	TBA	5,500	5,470,784
Federal National Mortgage Assoc.
4.055%(c)	11/01/42-07/01/44	1,067	1,064,909
4.50%	04/01/13-05/01/22	1,795	1,771,791
4.778%(c)	11/01/35	226	227,539
5.00%	11/01/33-07/01/38	26,382	25,762,505
5.00%	TBA	68,600	66,842,125
5.00%	TBA	3,500	3,410,313
5.00%	TBA	1,000	972,812
5.089%(c)	06/01/35	477	480,793
5.355%(c)	11/01/35	401	402,611
5.392%	09/01/14	1,878	1,884,530
5.50%	09/01/36-02/01/38	25,910	25,847,611
5.50%	TBA	21,200	21,140,386
5.50%	TBA	1,000	995,312
5.70%(c)	08/01/18	1,000	997,241
6.00%	09/01/16-05/01/38	40,193	40,745,808
6.50%	06/01/37	765	785,224
6.50%	TBA	7,000	7,177,184
7.00%	08/01/37	648	679,735
Government National Mortgage Assoc.
5.00%	TBA	6,500	6,374,062
5.50%	11/15/32-12/15/32	21	21,146
5.50%	TBA	1,500	1,501,407
6.00%	04/15/36-09/20/38	13,643	13,863,167
6.00%	TBA	8,700	8,827,786
6.00%	TBA	2,000	2,029,376
6.00%	TBA	2,000	2,029,376
6.50%	09/20/38	600	615,117
6.50%	TBA	4,600	4,697,031
6.50%	TBA	4,000	4,083,752
6.50%	TBA	8,000	8,187,504

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $273,208,203)			274,264,921

		Moody’s
		Ratings†
CORPORATE BONDS — 17.1%

Advertising Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1	200	197,006

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2	100	99,022

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa1	100	99,003

Automotive Parts — 0.3%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,500	1,473,389
6.95%	06/15/16	Baa2		2,400	2,424,163

					3,897,552

Banks — 2.5%
American Express Bank FSB,
Sr. Unsec’d. Notes
3.839%(c)	05/29/12	Aa3		200	181,746
4.608%(c)	06/12/09	Aa3		500	493,148
5.50%	04/16/13	Aa3		7,500	6,864,195
6.00%	09/13/17	Aa3		300	250,547
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.00%	09/13/17	Aa3		3,200	2,677,766
Bank of America Corp.,
Jr. Sub. Notes
8.125%(c)	12/29/49	A1		3,400	2,746,996
Sr. Unsec’d. Notes
5.079%(c)	10/14/16	Aa2		500	428,455
5.65%	05/01/18	Aa2		5,000	4,211,460
Sub. Notes
4.625%	02/07/17	Aa3	EUR	300	342,321
4.75%(c)	05/23/17	Aa3	EUR	600	749,701
Bank of America NA,
Sr. Unsec’d. Notes
2.819%(c)	06/12/09	Aaa		500	497,529
2.876%(c)	12/18/08	Aaa		650	648,623
3.404%(c)	05/12/10	Aaa		900	888,223
3.76%(c)	06/23/10	Aaa		600	589,196
BNP Paribas SA, (France)
Covered Bonds
4.75%	05/28/13	Aaa	EUR	500	693,129
Jr. Sub. Notes, 144A (original cost $193,026; purchased 11/28/06)(f)(g)
5.186%(c)	06/29/49	Aa3		200	153,203
HBOS Capital Funding LP,
Bank Gtd. Notes (United Kingdom)
9.54% (c)	03/29/49	A1	GBP	200	303,282
HBOS PLC,
Jr. Sub. Notes, 144A (original cost $686,035; purchased 05/10/07)(f)(g)
5.92%(c)	09/29/49	A1		700	412,837
Sr. Sub. Notes, 144A (United Kingdom) (original cost $1,195,008; purchased 05/15/08)(f)(g)
6.75%	05/21/18	Aa3		1,200	1,006,172
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3		600	496,954
JPMorgan Chase Bank NA,
Jr. Sub. Notes
4.375%(c)	11/30/21	Aa1	EUR	600	605,931
Sub. Notes
6.00%	10/01/17	Aa1		2,000	1,833,174
National Australia Bank Ltd., Sub. Notes (Australia)
3.999% (c)	06/29/16	Aa2		300	269,661
Rabobank Capital Funding Trust III,
Gtd. Notes, 144A (original cost $195,166; purchased 12/15/06)(f)(g)
5.254% (c)	12/29/49	Aa2		200	172,389
Realkredit Danmark A/S,
Mortgage (Denmark)
5.00% (c)	01/01/38	Aaa	DKK	2,987	500,152
5.00% (c)	10/01/38	Aaa	DKK	1,254	212,714
RSHB Capital SA for OJSC Russian Agricultural Bank,
Notes (Luxembourg)
7.175%	05/16/13	A3		3,000	2,504,550

					30,734,054

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.889%(c)	11/28/08	A+(d)		1,400	1,396,188
6.15%	06/01/18	A3		100	97,645

					1,493,833

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Baa2		1,000	868,881

Chemicals — 0.1%
Cytec Industries, Inc.,
Notes
6.00%	10/01/15	Baa3		1,000	968,961

Commercial Services
Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	89,908

Computer Services & Software — 0.2%
Computer Sciences Corp.,
Sr. Unsec’d. Notes, 144A (original cost $1,000,220; purchased 05/15/08)(f)(g)
5.50%	03/15/13	Baa1		1,000	970,085
(original cost $1,125,373; purchased 04/01/08 - 04/22/08)(f)(g)
6.50%	03/15/18	Baa1		1,100	1,056,524

					2,026,609

Construction — 0.4%
C8 Capital SPV Ltd., (Mexico)
Notes
6.64%(c)	12/29/49	BB+(d)		3,000	2,779,650
Notes, 144A (original cost $1,889,852; purchased 02/06/07 - 03/28/07)(f)(g)
6.64%(c)	12/29/49	BB+(d)		1,900	1,775,531
DR Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba2		100	89,500

					4,644,681

Consumer Products & Services
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.00%	05/01/10	Baa2		100	98,337

Containers & Packaging — 0.1%
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom) (original cost $497,815; purchased 05/28/08)(f)(g)
6.75%	06/01/13	Baa3		500	498,640
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A (original cost $98,058; purchased 10/19/06)(f)(g)
5.625%	07/15/13	Baa3		100	98,207

					596,847

Diversified Financial Services — 1.1%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A (original cost $104,671; purchased 04/04/07)(f)(g)
6.40%	12/15/11	Baa2		100	103,355
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A (original cost $212,500; purchased 03/15/07)(f)(g)
7.75%	07/15/11	Ba3		200	202,526
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	B1		450	286,152
7.80%	06/01/12	B1		50	31,046
GATX Financial Corp.,
Sr. Notes
5.125%	04/15/10	Baa1		100	100,782
5.50%	02/15/12	Baa1		1,000	1,013,151
General Electric Capital Corp.,
Sr. Unsec’d. Notes
3.712%(c)	05/22/13	Aaa		600	572,513
5.625%	09/15/17	Aaa		2,000	1,716,500
(original cost $2,195,796; purchased 08/30/07)(f)(g)
6.50%(c)	09/15/37	Aal	GBP	1,100	1,164,399
General Motors Acceptance Corp. LLC,
Sr. Unsec’d. Notes
6.75%	12/01/14	B3		100	38,381
GMAC LLC,
Sr. Unsec’d. Notes
4.054% (c)	05/15/09	B3		1,400	1,013,097
Kaupthing Bank,
Sr. Notes, 144A (Iceland) (original cost $99,475; purchased 10/19/06)(f)(g)
5.75%	10/04/11	Caa2		100	79,487
ORIX Corp.,
Unsub. Notes (Japan)
5.48%	11/22/11	A3		100	91,887
Petroleum Export Ltd., Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		2,608	2,582,079
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A (original cost $598,300; purchased 09/17/07)(f)(g)
5.10% (c)	08/20/09	Baa2		600	599,448
SMFG Preferred Capital, Sub. Notes, 144A (original cost $200,000; purchased 12/13/06)(f)(g)
6.078% (c)	01/29/49	A2		200	142,810
TNB Capital (L) Ltd.,
Gtd. Notes (Malaysia)
5.25%	05/05/15	Baa1		200	203,992
TransCapitalInvest Ltd. for OJSC AK Transneft,
Sec’d. Notes
6.103%	06/27/12	A2		4,000	3,596,800

					13,538,405

Diversified Operations
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2		100	92,646
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A (Netherlands) (original cost $300,000; purchased 08/09/06)(f)(g)
2.854% (c)	08/14/09	A1		300	299,682

					392,328

Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2		1,300	1,191,731
Consumers Energy Co.,
First Mortgage
5.00%	02/15/12	Baa1		200	192,348
Empresa Nacional de Electricidad SA/Chile,
Unsub. Notes (Chile)
8.625%	08/01/15	Baa3		1,000	1,091,610
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,000	1,009,773
FirstEnergy Corp.,
Sr. Unsec’d. Notes
6.45%	11/15/11	Baa3		100	100,477
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3		1,850	1,789,396
Nisource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3		1,000	923,027
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1		500	455,000

					6,753,362

Energy — Energy Resources — 0.1%
Spectra Energy Capital LLC,
Sr. Unsec’d. Notes
5.668%	08/15/14	Baa1		1,000	955,762

Financial — Bank & Trust — 2.2%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand) (original cost $3,295,704; purchased 07/09/08, 08/06/08)(f)(g)
6.20%	07/19/13	Aa2		3,300	3,275,943
Banco Espirito Santo SA,
Covered (Portugal)
5.50%	07/21/10	Aaa	EUR	900	1,270,742
Bank of Scotland PLC,
Bank Gtd. Notes (United Kingdom)
5.625%	05/23/13	Aa1	EUR	1,500	1,885,321
Bankinter SA,
Covered (Spain)
5.00%	05/14/10	Aaa	EUR	700	975,699
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes
8.25%(c)	02/28/49	Aa2	GBP	200	312,395

Sr. Unsec’d. Notes
5.45%	09/12/12	Aa1		800	797,710
Sub. Notes
6.00%	01/23/18	Aa2	EUR	600	758,799
Sub. Notes, 144A (original cost $3,500,000; purchased 04/18/08)(f)(g)
7.70%(c)	04/29/49	Aa2		3,500	2,873,170
Caisse Nationale des Caisses d’Epargne et de Prevoyance,
Jr. Sub. Notes (France)
6.117% (c)	10/29/49	A2	EUR	300	273,827
Deutsche Bank AG,
Notes (Germany)
4.875%	05/20/13	Aa1		1,300	1,241,728
DnB NOR Boligkreditt,
Covered (Norway)
4.50%	05/16/11	Aaa	EUR	500	695,899
Export-Import Bank of Korea,
Notes (South Korea)
2.901%(c)	06/01/09	Aa3		500	495,940
Sr. Unsec’d. Notes (Korea)
5.75%	05/22/13	Aa3	EUR	300	394,904
Glitnir Banki HF,
Bonds, 144A (Iceland) (original cost $200,427; purchased 01/12/07, 02/22/07)(f)(g)
4.973% (c)	01/18/12	Caa2		200	152,228
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A (original cost $785,309; purchased 05/09/07)(f)(g)
9.547% (c)	12/29/49	A1		700	642,600
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	01/29/49	Aa3		700	600,782
Morgan Stanley,
Sr. Unsec’d. Notes
4.843%(c)	01/15/10	A1		1,600	1,233,862
4.904%(c)	05/14/10	A1		900	657,037
6.00%	04/28/15	A1		2,500	1,700,568
6.625%	04/01/18	A1		2,100	1,389,761
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	A1	EUR	100	90,718
9.118%	03/31/49	A1		500	484,840
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $300,000; purchased 10/18/07)(f)(g)
6.671% (c)	10/29/49	Aa2		300	279,644
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain) (original cost $200,000; purchased 11/21/06)(f)(g)
2.874% (c)	11/20/09	Aa1		200	198,079
Stadshypotek AB,
Covered (Sweden)
6.00%	06/15/11	Aaa	SEK	9,000	1,337,864
State Street Capital Trust III,
Gtd. Notes
8.25% (c)	12/29/49	A1		1,000	975,025
State Street Capital Trust IV,
Gtd. Notes
3.819% (c)	06/01/77	A1		300	197,876
Swedbank Hypotek AB,
Covered Bond (Sweden)
4.00%	06/15/11	Aaa	SEK	12,000	1,660,079
Toronto-Dominion Bank,
Sr. Unsec’d. Notes (Canada)
5.375%	05/14/15	Aaa	EUR	500	662,945
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.375%	01/31/13	Aa1		500	459,611
Wells Fargo Capital XIII,
Bank Gtd. Notes
7.70% (c)	12/29/49	Aa2		100	87,201

					28,062,797

Financial Services — 4.5%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A1		1,220	1,076,745
American Express Credit Corp.,
Sr. Unsec’d. Notes
4.195%(c)	10/04/10	Aa3		300	271,518
5.109%(c)	05/27/10	Aa3		600	564,242
5.875%	05/02/13	Aa3		400	368,660
American General Finance Corp.,
Sr. Unsec’d. Notes
6.90%	12/15/17	Baa1		4,400	2,040,245
American Honda Finance Corp.,
Notes, 144A (original cost $1,600,000; purchased 06/16/08)(f)(g)
3.954% (c)	06/20/11	Aa3		1,600	1,595,686
Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes
2.901%(c)	08/21/09	Aa2		600	593,939
6.40%	10/02/17	Aa2		100	93,390
6.95%	08/10/12	Aa2		900	909,112
7.25%	02/01/18	Aa2		1,100	1,058,612
Broadway Credit Card Trust,
Asset Backed (Canada)
5.234%	06/17/11	Aaa	CAD	1,200	1,138,469
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.75%	09/15/17	A3		600	528,178
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.226% (c)	06/24/11	A2		3,400	3,273,659
Citigroup Capital XXI,
Gtd. Notes
8.30% (c)	12/21/77	A1		2,000	1,490,122
Citigroup Finance Canada, Inc.,
Gtd. Notes (Canada) (original cost $399,448; purchased 05/14/08)(f)(g)
5.50%	05/21/13	Aa3	CAD	400	344,288
Citigroup Funding, Inc.,
Gtd. Notes
3.19%(c)	04/23/09	Aa3		500	491,692
3.852%(c)	05/07/10	Aa3		1,300	1,225,871
Citigroup, Inc.,
Jr. Sub. Notes

8.40%(c)	04/29/49	A2		4,200	2,858,772
Sr. Unsec’d. Notes
3.809%(c)	12/26/08	Aa3		100	99,301
5.50%	04/11/13	Aa3		2,100	1,833,008
6.125%	11/21/17	Aa3		1,900	1,610,202
6.125%	05/15/18	Aa3		1,700	1,407,607
CM-CIC,
Covered Bond (France)
5.25%	06/09/10	Aaa	EUR	500	705,447
Credit Suisse USA, Inc.,
Gtd. Notes
2.89% (c)	11/20/09	Aa1		100	99,236
GE Capital UK Funding,
Gtd. Notes (Ireland)
6.00%	04/11/13	Aaa	GBP	1,400	2,275,134
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.25%(c)	12/23/08	Aa3		800	788,339
3.294%(c)	12/22/08	Aa3		200	197,147
4.069%(c)	06/28/10	Aa3		300	267,626
5.95%	01/18/18	Aa3		3,200	2,639,885
6.15%	04/01/18	Aa3		700	582,060
Sub. Notes
6.75%	10/01/37	A1		2,900	1,936,011
HSBC Finance Corp.,
Sr. Unsec’d. Notes
4.563% (c)	10/21/09	Aa3		100	94,872
HSBC Financial Corp. Ltd.,
Gtd. Notes (Canada)
3.47% (c)	05/03/12	Aa3	CAD	200	183,051
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.843% (c)	04/20/09	Baa1		100	94,072
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.291%(c)	06/25/10	Aa2		400	395,798
3.526%(c)	06/26/09	Aa2		500	499,223
6.00%	01/15/18	Aa2		1,100	1,003,059
JPMorgan Chase Capital XX,
Gtd. Notes
6.55%	09/15/66	Aa3		100	73,528
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	01/15/87	Aa3		200	144,909
Landsbanki Islands HF,
Sr. Unsec’d. Notes, 144A (original cost $101,150; purchased 10/23/06)(f)(g)
6.10%	08/25/11	Caa2		100	86,077
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes
2.851%(c)	12/23/08	B3		700	87,500
2.907%(c)	11/16/09	B3		400	50,000
2.951%(c)	05/25/10	B3		200	25,000
5.625%	01/24/13	B3		4,800	600,000
6.875%	05/02/18	B3		1,100	137,500
Merrill Lynch & Co., Inc.,
Notes
6.875%	04/25/18	A2		4,900	4,335,275
Sr. Unsec’d. Notes
2.839%(c)	10/23/08	A2		200	199,876
2.893%(c)	12/04/09	A2		400	380,423
5.054%(c)	05/12/10	A2		1,200	1,157,471
Morgan Stanley,
Sr. Unsec’d. Notes
5.233%(c)	10/15/15	A1		100	54,551
6.75%	04/15/11	A1		500	370,058
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec’d. Notes
4.658% (c)	07/01/10	A1		200	199,983
Pearson Dollar Finance PLC,
Gtd. Notes, 144A (United Kingdom) (original cost $998,160; purchased 04/29/08)(f)(g)
6.25%	05/06/18	Baa1		1,000	959,932
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,750	1,566,250
UBS AG, (Switzerland)
Notes
3.983%(c)	06/19/10	Aa2		2,400	2,394,617
5.75%	04/25/18	Aa2		3,800	3,305,050
Sr. Unsec’d. Notes
3.714%(c)	05/05/10	Aa2		1,000	995,692
5.875%	12/20/17	Aa2		1,000	887,923
UFJ Finance Aruba AEC,
Bank Gtd. Notes (Aruba)
8.75%	11/29/49	Aa3		400	397,000
Unicredit Luxembourg Finance SA,
Gtd. Notes, 144A (Luxembourg) (original cost $1,300,000; purchased 10/17/06)(f)(g)
2.846% (c)	10/24/08	Aa3		1,300	1,298,976

					56,341,869

Foods
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2		100	100,524
Sara Lee Corp.,
Sr. Unsec’d. Notes
6.25%	09/15/11	Baa1		100	100,837
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom) (original cost $102,333; purchased 02/21/07)(f)(g)
6.125%	06/15/11	Baa2		100	101,329

					302,690

Forest Products & Paper
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.198% (c)	09/24/09	Baa2		500	494,641

Gaming
Mandalay Resort Group,
Gtd. Notes
6.50%	07/31/09	Ba2		300	285,000

Healthcare Services
HCA, Inc.
Sr. Sec’d. Notes
9.25%	11/15/16	B2		500	486,250

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba2		100	94,500

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Baa3		600	536,396

Insurance — 0.8%
Ace INA Holdings, Inc.,
Gtd. Notes
5.80%	03/15/18	A3		1,000	911,092
Allstate Life Global Funding Trusts,
Notes
5.375%	04/30/13	Aa2		800	772,275
American International Group, Inc.,
Jr. Sub. Debs., 144A (original cost $1,201,590; purchased 05/13/08 - 05/20/08)(f)(g)
8.175%(c)	05/15/68	Baa1		1,200	192,233
Jr. Sub. Notes
4.875%(c)	03/15/67	Baa1	EUR	100	21,117
Jr. Sub. Notes, 144A (original cost $1,294,176; purchased 05/18/08)(f)(g)
8.00%(c)	05/22/68	Baa1	EUR	1,300	347,726
Sr. Unsec’d. Notes
5.85%	01/16/18	A3		500	250,973
Sr. Unsec’d. Notes, 144A (original cost $2,000,000; purchased 08/13/08)(f)(g)
8.25%	08/15/18	A3		2,000	1,161,946
Berkshire Hathaway Finance Corp.,
Gtd. Notes, 144A (original cost $202,360; purchased 08/07/08)(f)(g)
5.00%	08/15/13	Aaa		200	199,474
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
6.515%	05/22/18	A2		1,000	821,215
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $969,190; purchased 06/03/08)(f)(g)
5.75%	03/15/14	Baa2		1,000	893,286
Marsh & Mclennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		2,000	1,874,780
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
(original cost $190,698; purchased 06/26/08)(f)(g)
3.069%(c)	03/15/12	Aa2		200	194,841
(original cost $600,000; purchased 04/07/08)(f)(g)
5.194%(c)	04/13/09	Aa2		600	599,747
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes
5.30%	04/24/13	Aa2		500	498,430
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.80%	05/15/18	A2		1,000	918,433

					9,657,568

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba1		200	197,000

Media — 0.2%
Time Warner, Inc.,
Gtd. Notes
3.034% (c)	11/13/09	Baa2		1,100	1,056,104
Vivendi,
Notes, 144A (France) (original cost $982,160; purchased 04/18/08)(f)(g)
5.75%	04/04/13	Baa2		1,000	977,730

					2,033,834

Medical Supplies & Equipment — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes
5.375%	06/01/18	A3		1,000	955,987
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	1,975,986
Mckesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	94,378

					3,026,351

Metals & Mining — 0.7%
Alcan, Inc.,
Debs. (Canada)
6.45%	03/15/11	A3		100	103,667
Alcoa, Inc.,
Sr. Unsec’d. Notes
6.00%	01/15/12	Baa1		1,000	1,004,801
6.00%	07/15/13	Baa1		1,000	981,211
6.75%	07/15/18	Baa1		1,000	959,849
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	295,856
Codelco, Inc.,
Unsec’d. Notes (Chile)
6.15%	10/24/36	Aa3		750	688,980
Falconbridge Ltd.,
Sr. Unsec’d. Notes (Canada)
5.375%	06/01/15	Baa2		1,200	1,089,552
7.35%	06/05/12	Baa2		100	101,640
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/11/16	Baa2		1,400	1,338,845
6.25%	01/23/17	Baa2		1,000	934,440
8.25%	01/17/34	Baa2		750	783,637

					8,282,478

Office Equipment
Xerox Corp.,
Gtd. Notes
9.75%	01/15/09	Baa2		100	101,665

Oil, Gas & Consumable Fuels — 0.8%
Gaz Capital SA,
Sec’d. Notes (Luxembourg)
5.875%	06/01/15	A3	EUR	1,500	1,583,771

Nabors Industries, Inc.,
Gtd. Notes, 144A (original cost $1,030,290; purchased 05/20/08)(f)(g)
6.15%	02/15/18	Baa1	1,000	953,414
Petrobras International Finance Co.,
Gtd. Notes (Aruba)
5.875%	03/01/18	Baa1	1,000	908,882
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
7.875%	05/22/22	A1	500	588,199
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds(g)
5.298%	09/30/20	Aa2	3,550	3,223,045
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
Sr. Sec’d. Notes (original cost $2,974,530; purchased 12/06/07)(f)(g)
5.832%	09/30/16	Aa2	3,000	2,938,200

				10,195,511

Petroleum Exploration & Production — 0.6%
ABN Amro Bank/Deutschland for OAO Gazprom,
Sec’d. Notes (Germany)
9.625%	03/01/13	A3	4,800	4,680,000
Tengizchevroil Finance Co. SARL (Luxemburg),
Sr. Sec’d. Notes(g)
6.124%	11/15/14	Baa3	2,554	2,179,370

				6,859,370

Pharmaceuticals — 0.4%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.323%(c)	10/02/09	Baa2	300	294,952
6.00%	06/15/17	Baa2	1,000	936,768
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
3.429%(c)	05/13/10	A1	700	697,054
4.85%	05/15/13	A1	900	883,552
6.375%	05/15/38	A1	2,000	1,877,584
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.75%	03/01/15	Aa3	200	196,561

				4,886,471

Pipelines — 0.2%
Dynegy Roseton / Danskammer,
Pass-Through Certificates
7.27%	11/08/10	Ba3	162	165,140
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A (original cost $500,000; purchased 12/14/07)(f)(g)
6.514%	12/15/12	Baa3	500	500,810
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa1	2,400	2,217,379

				2,883,329

Real Estate Investment Trusts — 0.2%
HCP, Inc.,
Sr. Unsec’d. Notes
6.70%	01/30/18	Baa3	1,000	838,748
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	264,063
Nationwide Health Properties, Inc.,
Unsec’d. Notes
6.50%	07/15/11	Baa3	200	206,134
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3	500	426,456
5.75%	12/01/15	A3	100	94,508
Vornado Realty LP,
Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2	100	91,456

				1,921,365

Retail & Merchandising — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2	100	101,476
Kohls Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1	100	92,410
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Baa3	500	421,514
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.25%	01/15/18	Baa1	1,400	1,303,718
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	500	470,447
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/18	Aa2	200	195,382

				2,584,947

Specialty Retail — 0.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.944%(c)	12/16/09	Baa1	200	188,165
5.40%	03/01/16	Baa1	1,000	850,318

				1,038,483

Telecommunications — 0.1%
BellSouth Corp.,
Sr. Unsec’d. Notes
5.20%	09/15/14	A2	100	93,783
CenturyTel, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/17	Baa2	200	174,840
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.75%	06/15/30	Baa1	100	96,706
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	88,142
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa2	100	84,488
Rogers Wireless, Inc.,
Sr. Sec’d. Notes (Canada)
7.25%	12/15/12	Baa3	100	101,511
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3	200	154,000
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
6.999%	06/04/18	Baa2	500	448,825

				1,242,295

Tobacco — 0.2%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2	2,000	1,848,668
Reynolds American, Inc.,
Sr. Sec’d. Notes
3.519% (c)	06/15/11	Baa3	500	478,750
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	A3	200	208,965

				2,536,383

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3	100	99,939
Ryder System, Inc.,
Sr. Unsec’d. Notes
5.85%	11/01/16	Baa1	100	94,887

				194,826

Utilities — 0.2%
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	1,000	895,642
Exelon Corp.,
Sr. Unsec’d. Notes
4.90%	06/15/15	Baa1	1,000	880,540
6.75%	05/01/11	Baa1	100	100,752

				1,876,934

TOTAL CORPORATE BONDS (cost $251,190,108)				213,577,504

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bonds
5.375%	02/15/31	10,500	11,931,444
8.125%	08/15/19	500	671,054
8.50%	02/15/20	900	1,249,805
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.625%	01/15/15 – 01/15/18	10,400	10,595,340
1.75%	01/15/28	10,100	9,250,097
1.875%	07/15/13 – 07/15/15	9,250	10,534,407
2.00%	04/15/12 – 01/15/26	28,100	31,685,536
2.375%	04/15/11 – 01/15/27	38,850	43,350,305
2.50%	07/15/16	2,000	2,229,218
2.625%	07/15/17	12,300	13,441,420
3.625%	04/15/28	3,600	5,631,661
3.875%	04/15/29	4,600	7,359,173
U.S. Treasury Notes
2.50%	03/31/13	1,300	1,279,179
2.875%	06/30/10	34,200	34,763,753
4.25%	08/15/13	3,500	3,715,194
4.50%	11/15/15	100	106,906
4.625%	11/15/16	4,500	4,796,721
4.875%	08/15/16	300	324,726

TOTAL U.S. TREASURY OBLIGATIONS (cost $196,574,149)			192,915,939

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.139% (c)	09/25/35	Aaa	527	417,736
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	Aaa	465	315,722
Series 2005-2, Class 5A2
3.357%(c)	09/25/35	Aaa	8	8,440
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1,144A (original cost $585,047; purchased 10/05/07)(f)(g)
5.07% (c)	08/15/29	Aaa	585	534,148
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.487%(c)	08/25/33	Aaa	62	59,686
Series 2003-7, Class 6A
4.644%(c)	10/25/33	Aaa	36	35,102
Series 2003-9, Class 2A1
4.476%(c)	02/25/34	Aaa	399	324,645
Series 2004-2, Class 22A
4.417%(c)	05/25/34	Aaa	91	84,270
Series 2004-10, Class 13A1
5.01%(c)	01/25/35	Aaa	415	370,130
Series 2004-10, Class 21A1
4.857%(c)	01/25/35	Aaa	665	607,322
Series 2004-10, Class 22A1
4.959%(c)	01/25/35	Aaa	482	436,651
Series 2005-2, Class A1
4.125%(c)	03/25/35	Aaa	755	701,185
Series 2005-2, Class A2
4.125%(c)	03/25/35	Aaa	345	329,643
Series 2005-5, Class A1
4.35%	08/25/35	Aaa	426	380,883
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aaa	1,437	1,372,122
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aaa	144	130,171
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.504%(c)	09/25/35	Aaa	256	205,743
Series 2005-9, Class 24A1
5.577%(c)	11/25/35	A2	277	206,924
Series 2005-10, Class 24A1

5.859%(c)	01/25/36	Aa1		419	310,917
Series 2006-2, Class 23A1
5.903%(c)	03/25/36	Aaa		535	331,025
Series 2006-5, Class 2A2
6.25%(c)	08/25/36	Aa1		401	250,534
Series 2006-6, Class 32A1
5.775%(c)	11/25/36	Aaa		204	132,109
Series 2006-8, Class 3A1
3.367%(c)	02/25/34	Aaa		212	129,507
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A (original cost $224,789; purchased 01/15/08)(f)(g)
3.427% (c)	12/25/36	Baa1		278	183,833
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
4.639%(c)	01/26/36	Aaa		671	534,304
Series 2007-R6, Class 2A1
5.772%(c)	12/26/46	Aaa		431	343,145
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A (original cost $465,503; purchased 06/05/07)(f)(g)
3.337% (c)	05/25/48	Aa3		466	280,289
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B
5.70% (c)	12/10/49	Aaa		300	255,718
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
4.663%(c)	03/25/34	Aaa		251	238,521
Series 2005-3, Class 2A2B
4.683%(c)	08/25/35	Aaa		476	358,599
Series 2005-6, Class A1
4.748%(c)	08/25/35	Aaa		249	236,943
Series 2005-6, Class A2
4.248%(c)	08/25/35	Aaa		141	134,411
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Aaa		50	41,241
Series 2005-56, Class 2A2
4.895%(c)	11/25/35	Aaa		43	28,451
Series 2005-56, Class 2A3
4.355%(c)	11/25/35	Aaa		43	27,988
Series 2005-62, Class 2A1
3.855%(c)	12/25/35	Aaa		695	424,921
Series 2006-15CB, Class A1
6.50%	06/25/36	A1		266	139,806
Series 2006-OA12, Class A1A
3.268%(c)	09/20/46	Aaa		35	34,005
Series 2006-OA14, Class 2A1
3.397%(c)	11/25/46	Aaa		124	78,598
Series 2006-OA19, Class A1
3.368%(c)	02/20/47	Aaa		459	279,905
Series 2006-OA22, Class A1
3.367%(c)	02/25/47	Aaa		362	219,237
Series 2007-7T2, Class A9
6.00%	04/25/37	AAA(d)		174	108,341
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Aaa		87	59,192
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
4.723%	08/25/34	Aaa		339	267,445
Series 2004-12, Class 12A1
4.706%(c)	08/25/34	Aaa		108	97,203
Series 2004-22, Class A3
4.797%(c)	11/25/34	Aaa		71	62,337
Series 2004-HYB5, Class 2A1
4.822%(c)	04/20/35	Aaa		401	363,741
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		400	346,722
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6, Class A1,144A (original cost $359,137; purchased 07/09/07)(f)(g)
3.327% (c)	07/25/37	Aaa		359	334,837
Crusade Global Trust,
Series 2004-2, Class A2 (Australia)
5.106% (c)	11/19/37	Aaa	EUR	325	433,854
CS First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.557%(c)	08/25/33	Aaa		81	80,918
Series 2004-AR3, Class 2A1
4.452%(c)	04/25/34	Aaa		453	407,495
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		665	629,194
Series 2006-AB4, Class A1B1
3.307%(c)	10/25/36	Aaa		55	53,925
Series 2006-AR6, Class A1
3.287%(c)	02/25/37	Aaa		84	79,205
Series 2007-1, Class 1A1
3.297%(c)	08/25/37	Aa1		322	306,583
Fannie Mae,
Series 2002-74, Class PC
5.00%	03/25/15	Aaa		24	24,249
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		587	590,971
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		116	92,004
Series 2006-16, Class FC
3.507%(c)	03/25/36	Aaa		241	231,741
Series 2007-73, Class A1
3.267%(c)	07/25/37	Aaa		489	449,112
Series 2007-114, Class A6

3.407%(c)	10/27/37	Aaa		700	644,332
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
4.478% (c)	07/25/44	Aaa		22	20,288
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
4.428%	07/25/33	AAA(d)		398	390,482
Series 2003-AR4, Class 2A1
4.593%(c)	12/25/33	Aaa		45	42,550
Freddie Mac,
Series 2504, Class J
5.50%	05/15/16	Aaa		303	306,847
Series 2608, Class FJ
4.988%(c)	03/15/17	Aaa		113	111,881
Series 2631, Class PC
4.50%	03/15/16	Aaa		590	592,297
Series 2638, Class FA
4.988%(c)	11/15/16	Aaa		98	97,059
Series 2904, Class CM
5.00%	01/15/18	Aaa		119	119,670
Series 2906, Class GZ
5.00%	09/15/34	Aaa		482	422,185
Series 2962, Class YC
4.50%	09/15/14	Aaa		218	218,742
Series 2987, Class HD
4.50%	07/15/18	Aaa		417	417,085
Series 3059, Class CA
5.00%	03/15/25	Aaa		47	46,825
Series 3117, Class PN
5.00%	11/15/21	Aaa		32	31,769
Series 3174, Class FM
4.828%(c)	05/15/36	Aaa		177	172,148
Series 3253, Class A
5.00%	08/15/20	Aaa		145	145,663
Series 3266, Class C
5.00%	02/15/20	Aaa		349	352,189
Series 3335, Class AF
4.738%(c)	10/15/20	Aaa		776	757,686
Series 3335, Class BF
4.738%(c)	07/15/19	Aaa		765	752,051
Series 3336, Class GA
5.00%	05/15/27	Aaa		500	505,354
Series 3346, Class FA
4.818%(c)	02/15/19	Aaa		1,605	1,563,747
Series R006, Class ZA
6.00%	04/15/36	Aaa		347	316,223
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
3.287% (c)	10/25/46	Aaa		188	161,241
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A (original cost $157,763; purchased 06/01/07)(f)(g)
4.135% (c)	03/06/20	Aaa		158	141,607
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.496%(c)	03/25/33	Aaa		43	40,531
Series 2006-AR1, Class 2A1
5.178%(c)	01/25/36	AAA		594	520,944
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
5.15%(c)	05/19/33	AAA(d)		88	82,952
Series 2004-1, Class 2A
4.806%(c)	04/19/34	Aaa		447	423,029
Series 2005-2, Class 2A1A
3.25%(c)	05/19/35	Aaa		76	49,162
Series 2006-12, Class 2A2A
3.22%(c)	01/19/38	Aaa		229	137,985
Series 2006-12, Class 2A11
3.12%(c)	01/19/38	Aaa		216	198,873
Series 2006-SB1, Class A1A
3.705%(c)	12/19/36	Aaa		205	113,124
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A1
3.267% (c)	05/25/37	Aaa		319	284,584
Immeo Residential Finance PLC,
Series 2, Class A
5.118% (c)	12/15/16	Aaa	EUR	289	363,823
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
3.287% (c)	01/25/37	Aa2		114	107,139
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
3.447%(c)	07/25/35	Aaa		150	98,071
Series 2006-AR14, Class 1A1A
3.297%(c)	11/25/46	Aaa		144	135,138
Series 2006-AR35, Class 2A2
3.307%(c)	01/25/37	Aaa		50	47,491
JLOC Ltd., (Japan)
Series 36A, Class A1, 144A (original cost $315,216; purchased 04/23/07)(f)(g)
1.154%(c)	02/16/16	Aaa	JPY	29,280	272,359
Series 37A, Class A1, 144A (original cost $410,361; purchased 06/28/07)(f)(g)
1.298%(c)	01/15/15	Aaa	JPY	50,460	469,467
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55% (c)	10/25/36	Aaa		200	156,428
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.376%(c)	11/25/33	AAA(d)		58	56,933
Series 2004-S1, Class 1A3
4.50%	09/25/34	Aaa		174	172,943
Series 2005-A1, Class 6T1
5.021%(c)	02/25/35	Aaa		126	110,988
Series 2005-A2, Class 7CB1
4.872%(c)	04/25/35	Aaa		563	493,926
Series 2005-ALT1, Class 3A1

5.50%(c)	10/25/35	AAA(d)		286	249,050
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A (original cost $22,897; purchased 08/07/06)(f)(g)
4.64% (c)	09/15/21	Aaa		23	20,735
Master Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
5.157%(c)	12/25/33	Aaa		460	470,851
Series 2007-3, Class 22A1
3.317%(c)	05/25/47	Aaa		101	99,116
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A (original cost $553,500; purchased 06/26/08)(f)(g)
3.208% (c)	07/09/21	NR		600	547,245
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
6.013%	02/25/33	Aaa		170	166,266
Series 2004-A1, Class 2A2
4.659%(c)	02/25/34	AAA(d)		417	405,013
Series 2005-A8, Class A3A2
3.457%(c)	08/25/36	Aaa		82	56,459
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585%	10/12/41	AAA(d)		21	20,315
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
4.25%	10/25/35	Aaa		748	697,538
Series 2005-2, Class 2A
4.25%(c)	10/25/35	Aaa		477	425,870
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.417% (c)	06/25/36	Aaa		572	489,473
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.498% (c)	08/25/33	Aaa		289	281,364
Puma Finance Ltd.,
Series G5, Class A1, 144A (original cost $542,559; purchased 05/23/08)(f)(g)
2.881%(c)	02/21/38	Aaa		568	539,020
Series P10, Class BA (Australia)
7.51%(c)	07/12/36	NR	AUD	197	153,147
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
3.507%(c)	08/25/35	Aaa		175	107,483
Series 2006-QO6, Class A1
3.387%(c)	06/25/46	Aaa		605	378,428
Series 2006-QO7, Class 3A1
3.307%(c)	09/25/46	Aa3		90	77,107
Series 2007-QO2, Class A1
3.357%(c)	02/25/47	Aaa		273	155,137
Residential Asset Securitization Trust,
Series 2005-A15, Class 5A1
5.75%	02/25/36	A2		74	58,078
Series 2006-R1, Class A2
3.607%(c)	01/25/46	Aaa		145	89,897
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.207% (c)	09/25/35	Aaa		482	413,738
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
3.337% (c)	05/25/37	Aaa		342	300,383
Small Business Administration Praticipation Certificates,
Series 2007-20K, Class 1
5.51%	11/01/27	NR		785	785,127
Series 2008-20A, Class 1
5.17%	01/01/28	NR		687	672,218
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18%(c)	02/25/34	Aaa		508	436,449
Series 2004-4, Class 3A2
4.59%(c)	04/25/34	Aaa		77	68,949
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	Aaa		152	124,041
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
3.36%(c)	10/19/34	Aaa		22	15,876
Series 2006-AR7, Class A8
3.277%(c)	08/25/36	Aaa		93	90,947
Series 2007-AR4, Class A3
3.427%(c)	09/25/47	Aaa		400	110,345
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
(original cost $209,134; purchased 10/24/06)(f)(g)
5.034%(c)	10/25/35	AAA(d)		168	142,451
Series 2006-NC1, Class A6
3.257%(c)	05/25/36	Aaa		86	81,254
Series 2006-OPT1, Class A3
3.317%(c)	04/25/36	Aaa		231	228,287
Swan
Series 2006-13, Class A2 (Australia)
7.45% (c)	05/15/37	NR	AUD	849	647,896
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
3.307%(c)	09/25/36	Aaa		55	52,987
Series 2006-4, Class A6
5.97%(c)	09/25/36	Aaa		300	217,962
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
3.327%(c)	03/25/46	Aaa		300	298,479
Series 2006-5, Class A1
3.327%(c)	09/25/46	Aaa		206	193,105
Series 2006-6, Class A1
3.317%(c)	11/25/46	Aaa		127	121,345
Torrens Trust,
Series 2007-1, Class A (Australia)
7.873% (c)	10/19/38	NR	AUD	898	696,618

Vela Home Srl
Series 1, Class A1 (Italy)(g)
5.241% (c)	10/24/27	Aaa	EUR	164	227,097
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
3.795% (c)	07/25/46	Aaa		79	42,949
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
4.055%(c)	11/25/42	Aaa		5	4,344
Series 2003-AR1, Class 2A
6.044%(c)	02/25/33	Aaa		42	40,652
Series 2003-AR5, Class A7
4.559%	06/25/33	Aaa		329	322,021
Series 2006-AR5, Class A12A
3.835%(c)	06/25/46	Aaa		170	107,150
Series 2006-AR9, Class 1A
3.855%(c)	08/25/46	Aaa		758	432,109
Series 2006-AR9, Class 1AB1
3.287%(c)	08/25/46	Aaa		3	2,535
Series 2006-AR13, Class 2A
4.198%(c)	10/25/46	Aaa		361	235,164
Series 2006-AR15, Class 2A
4.355%(c)	11/25/46	Aaa		234	157,476
Series 2006-AR19, Class 1A1A
3.585%(c)	01/25/47	Aaa		374	225,371
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.992%(c)	12/25/34	Aaa		486	440,969
Series 2004-S, Class A1
3.621%	09/25/34	Aaa		265	233,957
Series 2005-AR11, Class 1A1
4.616%(c)	06/25/35	Aaa		1,208	1,105,402
Series 2006-AR10, Class 5A6
5.594%(c)	07/25/36	AAA(d)		543	438,008

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $48,668,825)					44,400,663

ASSET-BACKED SECURITIES — 2.6%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
3.257%(c)	08/25/36	Aaa		20	19,419
Series 2006-CW1, Class A2A
3.257%(c)	07/25/36	Aaa		15	15,073
Series 2007-ASP2, Class A2A
3.297%(c)	06/25/37	Aa1		322	300,610
Argent Securities, Inc.,
Series 2006-M2, Class A2A
3.257%(c)	09/25/36	Aaa		55	54,694
Series 2006-M3, Class A2A
3.257%	10/25/36	Aa1		135	132,150
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
3.557%(c)	06/25/34	AAA(d)		129	109,030
Series 2006-HE1, Class A2A
3.267%(c)	01/25/37	Aaa		197	192,276
Series 2006-OPT1, Class A3A
3.247%(c)	09/25/36	Aaa		4	3,976
Series 2006-OPT2, Class A3A
3.267%(c)	10/25/36	Aaa		42	40,732
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
3.482%(c)	09/25/34	Aaa		17	14,703
Series 2006-HE7, Class A2
3.257%(c)	11/25/36	Aaa		50	49,850
BA Credit Card Trust,
Series 2007-A12, Class A12
4.76%(c)	01/15/13	Aaa		900	876,946
Series 2008-A1, Class A1
5.14%(c)	04/15/13	Aaa		1,300	1,261,407
Series 2008-A5, Class A5
5.76%(c)	12/16/13	Aaa		700	687,582
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
3.287%(c)	10/25/36	Aa1		92	88,063
Series 2006-HE9, Class 1A1
3.257%(c)	11/25/36	Aaa		120	111,627
Capital Auto Receivable Asset Trust,
Series 2008-2, Class A2B
5.48% (c)	03/15/11	Aaa		700	697,386
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1
3.257% (c)	01/25/37	Aaa		212	201,301
Chase Credit Card Master Trust,
Series 2002-3, Class A
4.73% (c)	09/15/11	Aaa		500	497,090
Chase Issuance Trust,
Series 2007-A1, Class A1
4.58%(c)	03/15/13	Aaa		1,800	1,734,476
Series 2008-A7, Class A7
5.21%(c)	11/15/11	Aaa		1,400	1,388,452
Series 2008-A10, Class A10
5.31%(c)	08/17/15	Aaa		1,200	1,118,626
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A1
3.257%(c)	10/25/36	Aaa		4	3,560
Series 2006-WFH3, Class A2
3.307%(c)	10/25/36	Aaa		200	188,555
Series 2006-WFH4, Class A1
3.257%(c)	11/25/36	Aaa		25	24,236
Series 2007-AMC3, Class A2A
3.317%(c)	03/25/37	Aaa		318	297,997

Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
3.537% (c)	11/20/35	Aaa	554	353,209
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
3.267%(c)	09/25/46	Aaa	29	28,615
Series 2006-13, Class 3AV1
3.257%(c)	01/25/37	Aaa	5	5,146
Series 2006-15, Class A1
3.317%(c)	10/25/46	Aaa	88	86,065
Series 2006-17, Class 2A1
3.257%(c)	03/25/47	Aaa	39	38,017
Series 2006-21, Class 2A1
3.257%(c)	05/25/37	Aaa	132	126,999
Series 2006-23, Class 2A1
3.257%(c)	05/25/37	Aaa	90	87,862
Series 2006-24, Class 2A1
3.257%(c)	06/25/47	Aaa	247	228,426
Series 2006-25, Class 2A1
3.277%(c)	06/25/37	Aaa	688	662,118
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
3.267% (c)	11/25/36	Aaa	251	241,275
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
3.257%(c)	11/25/36	Aaa	195	183,849
Series 2006-FF16, Class 2A1
3.257%(c)	12/25/36	Aaa	87	84,091
Series 2006-FF18, Class A2A
3.277%(c)	12/25/37	Aaa	173	168,141
First NLC Trust,
Series 2007-1, Class A1,144A (original cost $355,462; purchased 06/22/07)(f)(g)
3.277% (c)	08/25/37	Aaa	355	331,468
Ford Credit Auto Owner Trust,
Series 2008-C, Class A1 (original cost $615,224; purchased 05/16/08)(f)(g)
2.776%	06/15/09	P-1	615	614,133
Series 2008-C, Class A2B
5.46%(c)	01/15/11	Aaa	4,200	4,155,350
Series 2008-C, Class A3
5.98%(c)	06/15/12	Aaa	900	876,664
Fremont Home Loan Trust,
Series 2006-3, Class 2A1
3.277% (c)	02/25/37	Aa2	37	35,688
GSAMP Trust,
Series 2006-HE7, Class A2A
3.247% (c)	10/25/46	Aaa	203	197,972
HFC Home Equity Loan Asset Backed Certificates,
Series 2006-4, Class A1V
3.258% (c)	03/20/36	Aaa	115	111,501
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
3.257%(c)	12/25/36	Aa2	445	413,187
Series 2007-OPT1, Class 2A1
3.257%(c)	12/25/36	Aaa	274	252,329
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
3.257%(c)	11/25/36	Aaa	30	29,389
Series 2006-E, Class 2A1
3.267%(c)	04/25/37	Aaa	174	170,157
Series 2007-B, Class 2A1
3.287%(c)	07/25/37	Aaa	254	243,454
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
2.519%(c)	07/25/36	Aaa	85	80,508
Series 2006-CH2, Class AV2
3.257%(c)	10/25/36	Aaa	96	91,240
Series 2006-CW2, Class AV2
3.247%(c)	08/25/36	Aaa	30	29,361
Series 2006-HE3, Class A2
2.541%(c)	11/25/36	Aaa	84	80,805
Series 2006-WMC3, Class A2
3.257%(c)	08/25/36	Aaa	49	46,728
Series 2006-WMC3, Class A3
3.317%(c)	08/25/36	Aa2	200	142,281
Lehman XS Trust,
Series 2006-11, Class 1A1
3.287%(c)	06/25/46	Aaa	26	25,554
Series 2006-16N, Class A1A
3.287%	11/25/46	Aaa	172	164,619
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
3.487%(c)	10/25/34	Aaa	12	9,496
Series 2006-6, Class 2A1
3.247%(c)	07/25/36	Aaa	19	18,819
Series 2006-10, Class 2A1
3.247%(c)	11/25/36	Aaa	99	95,954
Master Asset Backed Securities Trust,
Series 2006-HE5, Class A1
3.267% (c)	11/25/36	Aaa	193	188,927
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A1
3.267% (c)	07/25/37	Aaa	330	304,112
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A

3.417%(c)	02/25/36	Aaa	189	153,076
Series 2006-MLN1, Class A2A
3.277%(c)	07/25/37	Aaa	68	65,140
Series 2006-RM3, Class A2A
3.237%(c)	06/25/37	Aaa	38	37,773
Series 2006-RM4, Class A2A
3.287%(c)	09/25/37	Aaa	60	59,265
Series 2006-RM5, Class A2A
3.267%(c)	10/25/37	Aaa	106	96,393
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	772,683
Morgan Stanley ABS Capital I,
Series 2006-HE7, Class A2A
3.257%(c)	09/25/36	Aaa	145	139,018
Series 2006-NC2, Class A2B
3.327%(c)	02/25/36	Aaa	129	127,373
Series 2006-NC5, Class A2A
3.247%(c)	10/25/36	Aaa	105	102,521
Series 2006-NC5, Class A2B
3.317%(c)	10/25/36	Aaa	300	237,984
Series 2007-HE6, Class A1
3.267%(c)	05/25/37	Aaa	321	300,276
Series 2007-NC3, Class A2A
3.267%(c)	05/25/37	Aaa	329	301,669
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
3.317%(c)	02/25/36	Aaa	77	76,489
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
3.267%(c)	06/25/37	Aaa	330	313,954
Nelnet Student Loan Trust,
Series 2008-4, Class A1
3.33%(c)	04/27/15	Aaa	600	597,345
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
3.377%(c)	02/25/36	Aaa	35	34,476
Option One Mortgage Loan Trust,
Series 2006-3, Class 2A1
3.247%(c)	02/25/37	Aaa	67	65,797
Residential Asset Mortgage Products, Inc.,
Series 2006-RS6, Class A1
3.277%(c)	11/25/36	Aaa	9	8,899
Series 2006-RZ4, Class A1A
3.287%(c)	10/25/36	Aaa	61	57,092
Series 2006-RZ5, Class A1A
3.307%(c)	08/25/46	Aaa	139	134,156
Residential Asset Securities Corp.,
Series 2006-EMX8, Class 1A1
3.287%(c)	10/25/36	Aaa	50	49,084
Series 2006-EMX9, Class 1A1
3.277%(c)	11/25/36	Aaa	183	180,434
Series 2006-KS9, Class AI1
3.277%(c)	11/25/36	Aaa	195	191,593
Saxon Asset Securities Trust,
Series 2006-3, Class A1
3.267%(c)	10/25/46	Aaa	45	44,419
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A (original cost $75,505; purchased 09/28/06)(f)(g)
3.377%(c)	08/25/36	Aaa	76	68,619
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
3.257%(c)	09/25/36	Aaa	84	82,103
Series 2007-HE1, Class A2A
3.267%(c)	12/25/36	A3	116	107,766
SLC Student Loan Trust,
Series 2007-1, Class A1
2.784%(c)	02/15/15	Aaa	282	280,170
SLM Student Loan Trust,
Series 2006-9, Class A2
2.80%(c)	04/25/17	Aaa	234	232,818
Series 2007-2, Class A1
2.78%(c)	04/25/14	Aaa	346	342,467
Series 2007-3, Class A3
2.84%(c)	04/25/19	Aaa	600	557,418
Series 2007-5, Class A1
2.79%(c)	07/25/13	Aaa	212	211,238
Series 2008-9, Class A
4.173%	04/25/23	Aaa	3,700	3,713,875
Small Business Administration Participation Certificates,
Series 2008-20E, Class 1
5.49%	05/01/28	NR	600	599,390
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
3.257%(c)	10/25/36	Aaa	17	16,549
Series 2006-EQ2, Class A1
3.287%(c)	01/25/37	Aaa	120	115,956
Series 2006-NLC1, Class A1, 144A (original cost $234,086; purchased 10/13/06)(f)(g)
3.267%(c)	11/25/36	Aaa	234	223,771
Series 2006-WF1, Class A1A
3.307%(c)	10/25/36	Aaa	31	31,081
Specialty Underwritiing & Residential Finances,
Series 2006-BC5, Class A2B
3.252%(c)	11/25/37	Aaa	90	86,146
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
3.257%(c)	07/25/36	Aaa	85	77,471
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
3.257%	10/25/36	Aaa	185	176,312

Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
3.267%(c)	10/25/36	Aaa		285		268,353
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A, 144A
(original cost $50,228; purchased 09/29/06)(f)(g)
3.437%(c)	10/25/35	Aaa		50		39,621
Series 2005-3, Class AII2, 144A (original cost $41,174; purchased 09/28/06)(f)(g)
3.447%(c)	11/25/35	Aaa		41		38,930
Series 2006-3, Class A1
3.257%(c)	01/25/37	Aaa		138		131,947

TOTAL ASSET-BACKED SECURITIES (cost $33,779,081)						32,662,236

FOREIGN GOVERNMENT BONDS — 2.6%
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	01/04/17	Aaa	EUR	600		830,470
4.00%	07/04/16	Aaa	EUR	800		1,128,298
4.25%	07/04/39	Aaa	EUR	2,800		3,716,357
4.75%	07/04/34	Aaa	EUR	1,300		1,855,117
4.75%	07/04/40	Aaa	EUR	900		1,295,157
5.50%	01/04/31	Aaa	EUR	5,450		8,518,459
5.625%	01/04/28	Aaa	EUR	1,160		1,830,038
Canada Housing Trust No 1,
Foreign Gov’t. Gtd. Bonds (Canada)
3.95%	06/15/13	Aaa	CAD	1,100		1,038,305
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba3		700		653,295
Province of Ontario Canada,
Bonds (Canada)
4.70%	06/02/37	Aa1	CAD	1,400		1,248,720
Quebec Provice,
Bonds (Canada)
5.00%	12/01/38	Aa2	CAD	500		455,137
Republic of Argentina,
Sr. Unsec’d. Notes (Argentina)
3.127% (c)	08/03/12	B3		130		53,502
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
10.25%	01/10/28	Ba1	BRL	2,200		1,015,660
12.50%	01/05/22	Ba1	BRL	1,500		811,919
Republic of Colombia,
Unsec’d. Notes (Colombia)
7.375%	01/27/17	Ba1		300		314,250
7.375%	09/18/37	Ba1		1,475		1,476,475
Republic of Panama,
Unsec’d. Notes (Panama)
7.125%	01/29/26	Ba1		900		922,500
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba1		500		497,500
Republic of Venezuela,
Unsec’d. Notes (Venezuela)
6.00%	12/09/20	B2		700		394,100
Russian Federation Regulations,
Unsub. Notes (Russia)
8.25%	03/31/10	Baa1		1,774		1,835,238
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	03/07/11	Aaa	GBP	200		357,076
4.25%	06/07/32	Aaa	GBP	1,000		1,677,482
4.50%	12/07/42	AAA(d)	GBP	200		353,467

TOTAL FOREIGN GOVERNMENT BONDS (cost $33,663,419)						32,278,522

MUNICIPAL BONDS — 0.6%
California — 0.4%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900		593,487
State of California,
General Obligation Bonds
5.00%	06/01/37	A1		1,600		1,457,280
5.00%	11/01/37	A1		1,900		1,729,589
5.00%	12/01/37	A1		900		813,231

						4,593,587

Florida — 0.1%
Florida State Board of Education,
General Obligation Bonds
4.75%	06/01/37	Aa1		900		765,000

New Jersey
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3		100		62,349

Ohio
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3		400		327,308
5.875%	06/01/47	Baa3		400		295,168

						622,476

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
Zero	08/01/54	Aa3		100		5,510

Washington — 0.1%
Pierce County School District,
General Obligation Bonds
5.00%	12/01/23	Aaa		1,100		1,068,045

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3		100		85,730

TOTAL MUNICIPAL BONDS (cost $8,061,726)						7,202,697

BANK NOTES(c) — 0.4%
Chrysler Financial, Term, 144A (original cost $3,804,694; purchased 07/31/07 - 11/28/07)(f)(g)
6.82%	08/03/12	BA-(d)		3,960		2,660,130
NRG Energy, Inc., Term B (original cost $2; purchased 06/07/08)(f)(g)
5.26%	02/01/13	BA+(d)		—	(r)	2
TXU Corp., Term B3
(original cost $248,907; purchased 02/01/08 - 03/06/08)(f)(g)
5.99%	10/10/14	BA-(d)		274		230,405

(original cost $2,376,935; purchased 01/16/08 - 02/01/08)(f)(g)
6.30%	10/10/14	BA-(d)	2,583	2,173,554
(original cost $29,073; purchased 08/14/08)(f)(g)
7.26%	10/10/14	BA-(d)	29	24,467

TOTAL BANK NOTES (cost $6,500,954)				5,088,558

TOTAL LONG-TERM INVESTMENTS (cost $1,796,025,824)				1,600,153,441

SHORT-TERM INVESTMENTS — 14.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 11.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $144,408,433; includes $98,927,671 of cash collateral for securities on loan)(b)(w)	144,408,433	144,408,433

	Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 1.4%
JPMorgan Chase, 0.00%, dated 09/30/08, due 10/01/08 in the amount of $4,400,000 (cost $4,400,000; the value of collateral plus accrued interest was $4,492,402)	$4,400	4,400,000
JPMorgan Chase, 0.00%, dated 09/30/08, due 10/01/08 in the amount of $4,700,000 (cost $4,700,000; the value of collateral plus accrued interest was $4,871,800)	4,700	4,700,000
JPMorgan Chase, 0.05%, dated 09/29/08, due 10/06/08 in the amount of $212,502 (cost $212,500; the value of collateral plus accrued interest was $210,938)	213	212,500
JPMorgan Chase, 0.10%, dated 09/29/08, due 10/06/08 in the amount of $845,016 (cost $845,000; the value of collateral plus accrued interest was $846,860)	845	845,000
Merrill Lynch, 0.16%, dated 09/30/08, due 10/06/08 in the amount of $7,280,151 (cost $7,279,969; the value of collateral plus accrued interest was $7,169,000)	7,280	7,279,969

TOTAL REPURCHASE AGREEMENTS (cost $17,437,469)		17,437,469

		Contracts/
		Notional
		Amount
		(000)#
OPTIONS PURCHASED* — 0.6%
Call Options — 0.5%
2 Year Euro-Schatz,
expiring 11/21/2008, Strike Price $106.70	EUR	11,800	8,306
2 Year U.S. Treasury Note Futures,
expiring 12/19/2008, Strike Price $105.31		30,000	1,800
expiring 11/21/2008, Strike Price $111.50		6,600	516
5 Year U.S. Treasury Note Futures,
expiring 11/21/2008, Strike Price $125.00		34,500	2,695
expiring 11/21/2008, Strike Price $125.00		10,600	828
expiring 11/21/2008, Strike Price $126.00		3,100	242
10 Year Euro-Bund,
expiring 11/21/2008, Strike Price $124.00	EUR	16,000	9,010
10 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $138.00		27,000	4,219
expiring 11/21/2008, Strike Price $138.00		12,000	1,875
20 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $140.00		7,200	1,125
Currency Option, on EUR vs JPY,
expiring 06/03/2010 @ FX Rate 148.40	EUR	2,200	122,025
Currency Option, on EUR vs USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	83,575
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	119,537
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	173,386
Currency Option, on USD vs JPY,
expiring 03/17/2010 @ FX Rate 103.80		1,300	56,894
expiring 06/03/2010 @ FX Rate 107.85		1,285	28,276
FNMA,
expiring 10/07/2008, Strike Price $107.00		3,500	—
expiring 12/04/2008, Strike Price $107.00		19,000	—
expiring 12/04/2008, Strike Price $107.50		3,000	—
Interest Rate Swap Options,
expiring 12/15/2008 @ 3.70%		54,700	511,558
expiring 02/02/2009 @ 3.15%		9,600	48,616
expiring 02/02/2009 @ 3.50%		76,700	613,215
expiring 03/18/2009 @ 7.00%	GBP	29,900	1,930,687
expiring 04/20/2009 @ 4.18%	EUR	179,900	1,320,878
expiring 07/02/2009 @ 3.60%		4,100	36,732
expiring 07/06/2009 @ 4.25%		37,800	593,313
expiring 08/03/2009 @ 3.45%		1,800	13,587
expiring 08/03/2009 @ 3.45%		11,900	89,829
expiring 08/03/2009 @ 3.45%		1,800	13,588
expiring 08/03/2009 @ 3.85%		6,600	72,486
expiring 08/28/2009 @ 5.00%		16,600	411,310
expiring 08/28/2009 @ 5.00%		3,500	86,722
expiring 08/28/2009 @ 5.00%		8,100	200,699
expiring 09/14/2009 @ 4.00%	EUR	10,700	64,577
expiring 12/18/2009 @ 5.05%		2,600	109,469

expiring 12/18/2009 @ 5.05%		500	21,052

			6,752,627

Put Options — 0.1%
2 Year Euro-Schatz,
expiring 11/21/2008, Strike Price $100.00	EUR	18,400	1,295
5 Year Euro-Bobl,
expiring 11/21/2008, Strike Price $100.00	EUR	7,600	535
10 Year Euro-Bund,
expiring 11/21/2008, Strike Price $103.50	EUR	6,700	943
10 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $99.00		11,400	1,781
20 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $89.00		36,400	5,688
Currency Option, on EUR vs JPY,
expiring 06/03/2010 @ FX Rate 148.40	EUR	2,200	261,877
Currency Option, on EUR vs USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	58,529
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	92,100
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	130,241
Currency Option, on USD vs JPY,
expiring 03/17/2010 @ FX Rate 103.80		1,300	81,257
expiring 06/03/2010 @ FX Rate 107.85		1,285	106,553
FNMA,
expiring 10/07/2008, Strike Price $68.00		700	—
expiring 10/07/2008, Strike Price $73.00		2,500	—
expiring 11/06/2008, Strike Price $70.00		7,400	—
expiring 11/06/2008, Strike Price $70.00		4,000	—
expiring 12/04/2008, Strike Price $75.00		34,200	179
GNMA,
expiring 10/15/2008, Strike Price $85.00		5,000	—
expiring 10/15/2008, Strike Price $85.00		4,000	—
expiring 10/15/2008, Strike Price $91.00		10,700	296
Interest Rate Swap Options,
expiring 12/18/2009 @ 5.05%		500	8,949
expiring 12/18/2009 @ 5.05%		2,600	46,534
U.S. Treasury Inflatinary,
expiring 10/01/2008, Strike Price $99.75		15,000	—
expiring 10/06/2008, Strike Price $93.88		2,000	—
expiring 10/06/2008, Strike Price $94.50		7,100	—
expiring 10/06/2008, Strike Price $95.38		5,000	—
expiring 10/06/2008, Strike Price $96.50		3,000	30
expiring 10/06/2008, Strike Price $98.75		8,000	—
expiring 10/15/2008, Strike Price $98.00		13,000	1,820
expiring 10/17/2008, Strike Price $92.00		5,800	174
expiring 10/27/2008, Strike Price $93.50		5,000	200
expiring 11/03/2008, Strike Price $90.00		13,000	1,016
expiring 11/03/2008, Strike Price $90.75		2,300	180

			800,177

TOTAL OPTIONS PURCHASED (cost $6,664,580)			7,552,804

					Principal
					Amount
					(000)#
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.71%	12/26/08				$1,000	998,411
1.42%	12/26/08				500	499,205
1.55%	11/28/08				500	499,477
1.70%	11/06/08	(k)			850	848,692
1.70%	12/11/08				1,500	1,498,032

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,338,855)						4,343,817

			Moody’s
			Ratings†
COMMERCIAL PAPER(n) — 0.2%
BNP Paribas Financial
2.79%	11/10/08		A1+	(d)	100	99,706
Palisades (cost $2,394,764; purchased 06/26/08)(h)
3.57%	10/23/08		A1	(d)	2,400	2,395,313

TOTAL COMMERCIAL PAPER (cost $2,494,454)						2,495,019

TOTAL SHORT-TERM INVESTMENTS (cost $175,343,791)						176,237,542

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 142.0% (cost $1,971,369,615)						1,776,390,983

		Contracts/
		Notional
		Amount
		(000)#
OPTIONS WRITTEN* — (0.5)%
Call Options — (0.5)%
10 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $118.00		3,100	(25,187)
20 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $120.00		300	(4,687)
expiring 11/21/2008, Strike Price $121.00		400	(5,125)
Interest Rate Swap Options,
expiring 10/27/2008 @ 5.25%		600	(55,407)
expiring 10/27/2008 @ 5.25%		2,400	(221,626)
expiring 12/15/2008 @ 4.30%		17,800	(336,975)
expiring 12/15/2008 @ 4.30%		500	(9,466)
expiring 01/23/2009 @ 4.65%		1,600	(65,617)
expiring 02/02/2009 @ 4.25%		19,000	(380,454)
expiring 02/02/2009 @ 4.30%		6,200	(135,413)
expiring 02/02/2009 @ 4.60%		1,500	(46,805)
expiring 02/04/2009 @ 4.25%		3,200	(64,077)
expiring 03/18/2009 @ 7.00%	GBP	9,200	(1,858,630)
expiring 04/20/2009 @ 4.44%	EUR	58,000	(1,023,197)
expiring 06/10/2009 @ 5.29%	EUR	2,700	(68,871)
expiring 07/02/2009 @ 4.20%		1,800	(38,843)
expiring 07/06/2009 @ 4.90%		12,600	(562,431)
expiring 08/03/2009 @ 4.15%		800	(16,410)
expiring 08/03/2009 @ 4.40%		4,000	(112,248)
expiring 08/03/2009 @ 4.40%		600	(16,837)
expiring 08/03/2009 @ 4.55%		2,200	(71,654)
expiring 08/28/2009 @ 5.32%		2,700	(165,028)
expiring 08/28/2009 @ 5.32%		5,600	(342,279)
expiring 08/28/2009 @ 5.32%		1,200	(73,346)
expiring 09/14/2009 @ 4.23%	EUR	3,500	(47,854)
expiring 09/20/2010 @ 5.365%		1,000	(57,526)

			(5,805,993)

Put Options
90 Day Euribor,
expiring 03/16/2009, Strike Price $95.25	EUR	47,000	(21,504)
90 Day Sterling Future,
expiring 06/17/2009, Strike Price $93.00	GBP	44,000	(7,823)
expiring 12/16/2009, Strike Price $92.00	GBP	26,000	(2,311)
10 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $113.00		3,100	(39,719)
20 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $111.00		300	(2,156)
Currency Option, on GBP vs USD,
expiring 10/10/2008 @ FX Rate 1.71	GBP	748	(2,805)
expiring 10/10/2008 @ FX Rate 1.71	GBP	774	(2,902)
FNMA,
expiring 10/24/2008, Strike Price $98.34		2,000	—
expiring 10/24/2008, Strike Price $99.20		4,000	(6,659)
expiring 10/24/2008, Strike Price $99.41		3,000	(5,770)
Interest Rate Swap Options,
expiring 10/27/2008 @ 5.25%		600	(2,338)
expiring 10/27/2008 @ 5.25%		2,400	(9,351)
expiring 12/15/2008 @ 5.20%	EUR	700	(1,501)
expiring 12/15/2008 @ 5.20%	EUR	1,200	(2,573)
expiring 01/23/2009 @ 5.65%		1,600	(9,255)
expiring 06/10/2009 @ 5.29%	EUR	2,700	(7,600)
expiring 09/20/2010 @ 5.365%		1,000	(25,055)

			(149,322)

TOTAL OPTIONS WRITTEN (premium received $5,822,121)	(5,955,315)

		Principal
	Maturity	Amount
	Date	(000)#
SECURITIES SOLD SHORT — (12.1)%
Federal Home Loan Mortgage Corp.
5.00%	TBA	$400	(389,625)
5.50%	TBA	3,500	(3,481,408)
6.00%	TBA	800	(809,750)
Federal National Mortgage Assoc.
5.00%	TBA	266	(259,225)
5.00%	TBA	40	(39,017)
5.00%	TBA	694	(676,795)
5.50%	TBA	39,000	(38,890,332)
6.00%	TBA	600	(607,687)
6.00%	TBA	1,100	(1,120,282)
6.00%	TBA	2,000	(2,025,624)
Government National Mortgage Assoc.
6.50%	TBA	300	(307,031)
U.S. Treasury Bonds
5.00%	05/15/37	4,200	(4,672,172)
U.S. Treasury Notes
2.125%	04/30/10	3,100	(3,114,775)
2.50%	03/31/13	1,300	(1,279,179)
2.875%	06/30/10	68,400	(69,527,506)
3.50%	02/15/18	10,000	(9,806,250)
4.00%	02/15/15	1,300	(1,365,203)
4.125%	08/31/12	800	(843,187)
4.25%	08/15/13	3,500	(3,715,194)
4.625%	02/15/17	6,700	(7,129,745)
4.75%	08/15/17	1,400	(1,500,734)

TOTAL SECURITIES SOLD SHORT (proceeds received $151,095,473)			(151,560,721)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 129.4% (cost $1,814,452,021)	1,618,874,947
Other liabilities in excess of other assets(x) — (29.4)%	(368,221,548)

NET ASSETS — 100.0%	$1,250,653,399

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GDR	Global Depositary Receipt

GNMA	Government National Mortgage Association

NR	Not Rated by Moodys or Standard & Poor’s

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norweigian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $98,516,145; cash collateral of $98,927,671 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $46,996,016. The aggregate value of $39,373,745 is approximately 3.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such security was $2,394,764. The aggregate market value of $2,395,313 is approximately 0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2008, 236 securities representing $216,419,865 and 17.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $212,657,271 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $3,762,594 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate and credit default swaps as follows:

Future contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
163	90 Day Euro Dollar	Dec 08	$39,509,651	$39,342,088	$(167,563)
222	90 Day Euro Dollar	Mar 09	53,610,375	53,854,425	244,050
239	90 Day Euro Dollar	Jun 09	57,724,750	57,933,600	208,850
419	90 Day Euro Dollar	Sep 09	100,811,515	101,476,565	665,050
144	90 Day Euro Dollar	Dec 09	34,700,387	34,761,600	61,213
161	90 Day Euro Dollar	Mar 10	38,680,213	38,801,000	120,787
21	90 Day Euro EURIBOR	Dec 08	7,018,797	7,020,645	1,848
115	90 Day Euro EURIBOR	Mar 09	38,526,491	38,685,189	158,698
36	90 Day Euro EURIBOR	Jun 09	12,114,248	12,142,455	28,207
10	90 Day Euro EURIBOR	Sep 09	3,385,398	3,379,767	(5,631)
49	90 Day Euro EURIBOR	Dec 09	16,414,079	16,536,715	122,636
24	90 Day Sterling	Dec 08	5,036,968	5,020,446	(16,522)
4	90 Day Sterling	Mar 09	843,764	844,386	622
133	90 Day Sterling	Jun 09	27,877,925	28,152,668	274,743
39	90 Day Sterling	Sep 09	8,172,179	8,262,227	90,048
186	2 Year Euro-Schatz	Dec 08	27,180,245	27,331,917	151,672
48	5 Year Euro-Bobl	Dec 08	7,377,855	7,413,906	36,051
1	10 Year Canadian Bond	Dec 08	111,552	110,096	(1,456)
59	10 Year Euro-Bund	Dec 08	9,507,664	9,557,713	50,049
13	10 Year Japanese Bond	Dec 08	16,847,633	16,811,810	(35,823)
7	10 Year U.K Gilt	Dec 08	1,374,197	1,395,694	21,497
47	20 Year U.S. Treasury Notes	Dec 08	5,595,273	5,507,078	(88,195)

					1,920,831

Short Positions:
1	90 Day Euro Dollar	Dec 08	241,775	241,400	375
118	2 Year Euro-Schatz	Dec 08	17,209,326	17,339,603	(130,277)
47	2 Year U.S. Treasury Notes	Dec 08	9,996,313	10,031,563	(35,250)
77	3 Year Australian Bonds	Dec 08	14,343,690	14,384,068	(40,378)
759	5 Year U.S. Treasury Notes	Dec 08	85,308,149	85,185,891	122,258
16	10 Year Euro-Bund	Dec 08	2,568,721	2,591,922	(23,201)
4	10 Year U.K Gilt	Dec 08	794,293	797,540	(3,247)
10	10 Year U.S. Treasury Notes	Dec 08	1,144,375	1,146,250	(1,875)
80	20 Year U.S. Treasury Notes	Dec 08	9,420,625	9,373,750	46,875

					(64,720)

					$1,856,111 (1)

(1)	Cash of $4,367,500 has been segregated with the broker to cover requirements for open futures contacts as September 30, 2008.

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 10/03/08	AUD	149	$126,337	$117,747	$(8,590)
Expiring 10/09/08	AUD	702	558,936	554,757	(4,179)
Brazilian Real,
Expiring 12/02/08	BRL	10,090	5,646,178	5,232,696	(413,482)
Expiring 06/02/09	BRL	1,631	857,053	815,436	(41,617)
British Pound,
Expiring 10/03/08	GBP	4,703	8,678,689	8,360,828	(317,861)
Expiring 11/03/08	GBP	2,200	3,998,606	3,920,959	(77,647)
Chinese Yuan,
Expiring 10/10/08	CNY	23,584	3,471,277	3,436,175	(35,102)
Expiring 11/13/08	CNY	20,956	3,084,000	3,037,870	(46,130)
Expiring 12/09/08	CNY	14,829	2,169,486	2,147,046	(22,440)
Expiring 03/02/09	CNY	6,767	957,500	975,872	18,372
Expiring 05/06/09	CNY	26,625	4,062,000	3,836,183	(225,817)
Expiring 07/15/09	CNY	17,140	2,579,187	2,470,929	(108,258)
Expiring 09/08/09	CNY	3,307	490,000	476,962	(13,038)
Expiring 05/17/10	CNY	4,209	681,000	609,113	(71,887)
Euro,
Expiring 10/03/08	EUR	14,155	19,939,695	19,927,818	(11,877)
Indian Rupee,
Expiring 11/12/08	INR	117,984	2,903,599	2,511,816	(391,783)
Japanese Yen,
Expiring 10/03/08	JPY	428,599	4,035,958	4,029,886	(6,072)
Expiring 10/20/08	JPY	533,721	4,989,890	5,029,607	39,717
Korean Won,
Expiring 02/09/09	KRW	546,428	534,771	455,376	(79,395)
Malaysian Ringgit,
Expiring 11/12/08	MYR	11,412	3,645,624	3,329,552	(316,072)
Expiring 02/12/09	MYR	121	38,000	35,612	(2,388)
Mexican Peso,
Expiring 11/19/08	MXN	2,225	209,892	202,150	(7,742)
Expiring 05/19/09	MXN	297	27,197	26,367	(830)
Philippines Peso,
Expiring 11/12/08	PHP	24,000	541,402	510,281	(31,121)
Expiring 02/06/09	PHP	18,083	402,532	384,036	(18,496)
Expiring 12/23/10	PHP	700	15,639	13,411	(2,228)
Polish Zloty,
Expiring 05/06/09	PLZ	1,304	578,022	536,392	(41,630)
Russian Ruble,
Expiring 11/05/08	RUB	47,429	1,905,575	1,839,302	(66,273)
Expiring 11/19/08	RUB	24,912	1,008,379	964,369	(44,010)
Expiring 05/06/09	RUB	95,497	3,932,834	3,630,234	(302,600)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	2,238	606,000	596,970	(9,030)
Singapore Dollar,
Expiring 10/06/08	SGD	430	313,332	299,169	(14,163)
Expiring 11/21/08	SGD	2,039	1,486,022	1,422,246	(63,776)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	2,681	744,000	730,303	(13,697)

			$85,218,612	$82,467,470	$(2,751,142)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 10/03/08	AUD	865	$681,848	$683,883	$(2,035)
Expiring 10/07/08	AUD	265	208,799	209,478	(679)
Expiring 10/16/08	AUD	3,268	2,806,857	2,581,576	225,281
Expiring 10/30/08	AUD	47	37,177	37,112	65
Brazilian Real,
Expiring 12/02/08	BRL	10,090	5,520,749	5,232,696	288,053
Expiring 06/02/09	BRL	2,065	1,085,362	1,032,659	52,703
British Pound,
Expiring 10/03/08	GBP	3,516	6,512,210	6,250,889	261,321
Expiring 10/06/08	GBP	20	36,053	36,189	(136)
Expiring 11/03/08	GBP	9,616	17,475,684	17,138,156	337,528
Canadian Dollar,
Expiring 10/03/08	CAD	1,769	1,681,079	1,662,203	18,876
Chinese Yuan,
Expiring 10/10/08	CNY	23,584	3,453,713	3,443,701	10,012
Expiring 03/02/09	CNY	6,767	967,868	975,872	(8,004)
Expiring 05/06/09	CNY	1,200	177,000	172,897	4,103
Danish Krone,
Expiring 10/06/08	DKK	912	171,418	172,046	(628)
Expiring 12/09/08	DKK	4,295	829,631	813,478	16,153
Euro,
Expiring 10/03/08	EUR	14,140	20,695,274	19,906,241	789,033
Expiring 10/06/08	EUR	4,294	6,019,286	6,045,267	(25,981)
Expiring 10/16/08	EUR	12,328	17,339,332	17,355,314	(15,982)
Hong Kong Dollar,
Expiring 10/06/08	HKD	114	14,673	14,680	(7)
Indian Rupee,
Expiring 11/12/08	INR	49,627	1,121,000	1,056,537	64,463
Japanese Yen,
Expiring 10/03/08	JPY	428,599	4,025,685	4,029,886	(4,201)
Expiring 10/06/08	JPY	149,215	1,407,785	1,402,989	4,796
Expiring 10/20/08	JPY	290,675	2,689,020	2,742,307	(53,287)
Expiring 11/05/08	JPY	428,599	4,059,087	4,061,037	(1,950)
Korean Won,
Expiring 11/04/08	KRW	76,976	68,000	64,078	3,922
Expiring 02/09/09	KRW	462,946	440,000	385,804	54,196

Malaysian Ringgit,
Expiring 11/12/08	MYR	6,807	1,995,481	1,986,062	9,419
Mexican Peso,
Expiring 11/19/08	MXN	2,225	214,795	202,150	12,645
Expiring 05/19/09	MXN	83	7,589	7,362	227
New Zealand Dollar,
Expiring 10/06/08	NZD	52	34,739	34,602	137
Norwegian Krone,
Expiring 10/06/08	NOK	1,696	287,176	288,646	(1,470)
Philippines Peso,
Expiring 11/12/08	PHP	12,814	276,292	272,453	3,839
Expiring 12/23/10	PHP	700	14,484	13,411	1,073
Russian Ruble,
Expiring 11/05/08	RUB	21,691	875,000	841,191	33,809
Expiring 11/19/08	RUB	69,208	2,779,043	2,679,091	99,952
Singapore Dollar,
Expiring 10/06/08	SGD	115	79,778	79,805	(27)
Expiring 11/12/08	SGD	1,021	713,000	711,696	1,304
Expiring 11/21/08	SGD	465	329,000	324,247	4,753
Swedish Krona,
Expiring 10/06/08	SEK	23,190	3,484,478	3,349,320	135,158
Swiss Franc,
Expiring 10/06/08	CHF	1,811	1,608,917	1,611,054	(2,137)
Expiring 12/09/08	CHF	92	83,340	82,408	932

			$112,307,702	$109,990,473	$2,317,229

Interest rate swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount#			Appreciation
Counterparty	Date	(000)	Fixed Rate	Floating Rate	(Depreciation)
Bank of America N.A.(1)	12/17/13	$6,500	4.00%	3 month LIBOR	$(44,129)
Bank of America N.A.(1)	12/17/13	20,000	4.00%	3 month LIBOR	46,484
Bank of America N.A.(2)	12/17/18	5,500	5.00%	3 month LIBOR	(27,621)
Bank of America N.A.(2)	12/17/28	7,500	5.00%	3 month LIBOR	38,580
Bank of America N.A.(2)	12/17/38	4,100	5.00%	3 month LIBOR	(107,357)
Barclays Bank PLC(1)	12/17/13	15,500	4.00%	3 month LIBOR	(46,931)
Barclays Bank PLC(1)	12/17/18	36,200	5.00%	3 month LIBOR	23,703
Barclays Bank PLC(2)	12/18/15	167,300	5.00%	3 month LIBOR	(1,137,717)
Barclays Bank PLC(2)	12/17/38	600	5.00%	3 month LIBOR	(21,110)
Barclays Bank PLC(2)	12/17/38	2,300	5.00%	3 month LIBOR	(168,344)
Barclays Bank PLC(2)	12/17/28	500	5.00%	3 month LIBOR	(12,930)
BNP Paribas(2)	12/17/38	32,000	5.00%	3 month LIBOR	(1,645,334)
Citigroup, Inc.(1)	12/17/13	4,000	4.00%	3 month LIBOR	20,169
Citigroup, Inc.(2)	12/17/38	5,100	5.00%	3 month LIBOR	(331,734)
Citigroup, Inc.(2)	12/17/38	5,200	5.00%	3 month LIBOR	(328,751)
Citigroup, Inc.(2)	12/17/15	1,700	5.00%	3 month LIBOR	(1,380)
Citigroup, Inc.(2)	12/17/15	400	5.00%	3 month LIBOR	(4,254)
Credit Suisse International(1)	06/17/10	500	4.00%	3 month LIBOR	(153)
Deutsche Bank AG(1)	06/17/10	1,500	4.00%	3 month LIBOR	514
Deutsche Bank AG(2)	12/17/28	1,300	5.00%	3 month LIBOR	(67,556)
Deutsche Bank AG(2)	12/17/23	3,900	5.00%	3 month LIBOR	(196,415)
Deutsche Bank AG(2)	12/17/38	300	5.00%	3 month LIBOR	10,651
Goldman Sachs Capital Markets, L.P.(2)	12/17/28	600	5.00%	3 month LIBOR	12,831
Goldman Sachs Capital Markets, L.P.(2)	12/17/28	100	5.00%	3 month LIBOR	2,139
Goldman Sachs Capital Markets, L.P.(2)	12/17/38	500	5.00%	3 month LIBOR	(7,075)
Goldman Sachs Capital Markets, L.P.(2)	12/17/38	1,900	5.00%	3 month LIBOR	(35,807)
Merrill Lynch & Co.(1)	12/17/13	23,300	4.00%	3 month LIBOR	(90,557)
Merrill Lynch & Co.(1)	12/17/23	1,600	5.00%	3 month LIBOR	46,359
Merrill Lynch & Co.(2)	12/17/38	4,000	5.00%	3 month LIBOR	(80,384)
Merrill Lynch & Co.(2)	12/17/38	600	5.00%	3 month LIBOR	(11,976)
Merrill Lynch & Co.(2)	12/17/23	3,100	5.00%	3 month LIBOR	(74,015)
Merrill Lynch & Co.(2)	12/17/28	1,600	5.00%	3 month LIBOR	(36,968)
Morgan Stanley Capital Services, Inc.(1)	12/17/13	32,900	4.00%	3 month LIBOR	(4,052)
Morgan Stanley Capital Services, Inc.(1)	12/17/13	2,700	4.00%	3 month LIBOR	29,412
Morgan Stanley Capital Services, Inc.(1)	12/17/18	7,500	5.00%	3 month LIBOR	216,163
Morgan Stanley Capital Services, Inc.(1)	12/17/18	600	5.00%	3 month LIBOR	15,946
Morgan Stanley Capital Services, Inc.(2)	12/17/38	1,000	5.00%	3 month LIBOR	17,982
Morgan Stanley Capital Services, Inc.(2)	12/17/38	100	5.00%	3 month LIBOR	1,798
Morgan Stanley Capital Services, Inc.(2)	12/17/18	200	5.00%	3 month LIBOR	264
Morgan Stanley Capital Services, Inc.(2)	12/17/10	200	4.00%	3 month LIBOR	(1,711)
Royal Bank of Scotland PLC(1)	12/17/13	11,100	4.00%	3 month LIBOR	(15,170)
Royal Bank of Scotland PLC(2)	12/17/38	3,600	5.00%	3 month LIBOR	81,688
Royal Bank of Scotland PLC(2)	12/17/38	400	5.00%	3 month LIBOR	9,076
Royal Bank of Scotland PLC(2)	12/17/28	2,500	5.00%	3 month LIBOR	8,819
Royal Bank of Scotland PLC(2)	12/17/23	200	5.00%	3 month LIBOR	(4,802)
Morgan Stanley Capital Services, Inc.(1)	03/06/18	400	2.98%	CPURNSA rate	16,740
Merrill Lynch & Co.(2)	05/21/09	1,000	5.50%	ICAP CMM FRA Fixing Rate	(6,901)
BNP Paribas(1)	02/05/09	4,300	0.71%	USSP Semi 2-Year Index	(43,631)

Deutsche Bank AG(1)	06/15/10	AUD	3,700	7.75%	3 month Australian Bank Bill rate	48,457
UBS AG(1)	03/15/10	AUD	6,300	7.50%	3 month Australian Bank Bill rate	68,956
Barclays Bank PLC(1)	12/15/09	AUD	1,600	7.00%	6 month Australian Bank Bill rate	8,925
Barclays Bank PLC(2)	12/15/17	AUD	200	6.75%	6 month Australian Bank Bill rate	(4,610)
Citigroup, Inc.(1)	01/15/10	AUD	300	6.50%	6 month Australian Bank Bill rate	(957)
Credit Suisse International(2)	06/15/17	AUD	6,300	6.50%	6 month Australian Bank Bill rate	(215,834)
Deutsche Bank AG(1)	01/15/10	AUD	1,800	6.50%	6 month Australian Bank Bill rate	(5,668)
Deutsche Bank AG(1)	06/15/13	AUD	2,300	7.25%	6 month Australian Bank Bill rate	70,817
Deutsche Bank AG(1)	06/15/10	AUD	4,600	7.00%	6 month Australian Bank Bill rate	26,617
Deutsche Bank AG(1)	06/15/10	AUD	5,800	7.00%	6 month Australian Bank Bill rate	40,941
Deutsche Bank AG(1)	06/16/11	AUD	3,000	7.25%	6 month Australian Bank Bill rate	63,320
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	1,600	7.00%	6 month Australian Bank Bill rate	8,894
Morgan Stanley Capital Services, Inc.(2)	12/15/17	AUD	200	6.75%	6 month Australian Bank Bill rate	(4,533)
UBS AG(1)	03/15/11	AUD	9,700	7.50%	6 month Australian Bank Bill rate	205,450
UBS AG(1)	06/16/11	AUD	8,100	7.25%	6 month Australian Bank Bill rate	163,966
UBS AG(2)	03/15/19	AUD	600	7.00%	6 month Australian Bank Bill rate	(27,833)
Barclays Bank PLC(1)	01/02/12	BRL	3,700	10.68%	Brazilian interbank lending rate	(106,735)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100	10.15%	Brazilian interbank lending rate	(310,050)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	400	14.77%	Brazilian interbank lending rate	(418)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	(629)
Merrill Lynch & Co.(1)	01/02/12	BRL	4,700	12.54%	Brazilian interbank lending rate	(57,979)
Merrill Lynch & Co.(1)	01/02/12	BRL	1,100	14.77%	Brazilian interbank lending rate	767
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	699
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	18,600	10.12%	Brazilian interbank lending rate	(763,789)
UBS AG(1)	01/02/12	BRL	3,500	10.58%	Brazilian interbank lending rate	(129,831)
Bank of America N.A.(2)	12/20/13	CAD	2,600	4.25%	3 month Canadian Bank floating rate	(39,449)
BNP Paribas(2)	09/20/11	CAD	1,100	4.50%	3 month Canadian Bank floating rate	(16,818)
Citigroup, Inc.(2)	06/15/15	CAD	300	5.00%	3 month Canadian Bank floating rate	(12,318)
Merrill Lynch & Co.(2)	09/20/37	CAD	1,400	4.50%	3 month Canadian Bank floating rate	48,037
Merrill Lynch & Co.(2)	06/21/38	CAD	1,500	4.50%	3 month Canadian Bank floating rate	4,608
Merrill Lynch & Co.(2)	12/20/13	CAD	1,600	4.25%	3 month Canadian Bank floating rate	1,327
Barclays Bank PLC(1)	12/17/10	EUR	800	5.50%	6 month EURIBOR	16,892
Barclays Bank PLC(1)	03/19/10	EUR	1,600	4.00%	6 month EURIBOR	(17,600)
Barclays Bank PLC(1)	03/19/18	EUR	2,000	5.00%	6 month EURIBOR	(67,978)
Barclays Bank PLC(2)	09/17/38	EUR	2,500	5.00%	6 month EURIBOR	(181,845)
Barclays Bank PLC(2)	09/17/38	EUR	300	5.00%	6 month EURIBOR	(26,557)
Citigroup, Inc.(1)	09/17/10	EUR	4,200	3.50%	6 month EURIBOR	(110,464)
Deutsche Bank AG(1)	09/17/13	EUR	100	4.00%	6 month EURIBOR	(3,941)
Deutsche Bank AG(1)	09/17/18	EUR	500	5.00%	6 month EURIBOR	(10,241)
Deutsche Bank AG(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	(3,671)
Deutsche Bank AG(1)	09/15/10	EUR	10,800	5.50%	6 month EURIBOR	225,276
Deutsche Bank AG(2)	09/17/38	EUR	400	5.00%	6 month EURIBOR	(34,725)
Goldman Sachs Capital Markets, L.P.(1)	09/19/09	EUR	8,500	4.00%	6 month EURIBOR	(70,098)
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	EUR	10,400	4.50%	6 month EURIBOR	36,001
Goldman Sachs Capital Markets, L.P.(2)	09/17/38	EUR	400	5.00%	6 month EURIBOR	(11,598)
Goldman Sachs Capital Markets, L.P.(2)	03/18/39	EUR	6,500	5.00%	6 month EURIBOR	(359,909)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	5,000	4.50%	6 month EURIBOR	293,288
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	1,900	6.00%	6 month EURIBOR	34,822
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	(5,333)
Morgan Stanley Capital Services, Inc.(1)	12/17/10	EUR	3,400	5.50%	6 month EURIBOR	80,523
Morgan Stanley Capital Services, Inc.(2)	09/17/38	EUR	2,400	5.00%	6 month EURIBOR	(52,973)
Royal Bank of Scotland PLC(1)	06/18/34	EUR	400	4.50%	6 month EURIBOR	23,700
Royal Bank of Scotland PLC(2)	09/17/38	EUR	100	5.00%	6 month EURIBOR	(9,719)
Barclays Bank PLC(1)	04/30/12	EUR	500	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(20,742)
BNP Paribas(1)	12/15/11	EUR	1,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(31,774)
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(42,029)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(301,502)
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(2,251)
JPMorgan Chase Bank(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,463)
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(2,951)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(20,632)
UBS AG(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,789)
UBS AG(2)	10/15/16	EUR	100	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,789)
Barclays Bank PLC(1)	09/15/10	GBP	1,600	5.00%	6 month LIBOR	19,617
Barclays Bank PLC(1)	12/19/09	GBP	2,200	5.00%	6 month LIBOR	(5,404)
Barclays Bank PLC(1)	03/18/39	GBP	700	5.00%	6 month LIBOR	54,700
Barclays Bank PLC(1)	03/18/16	GBP	300	5.00%	6 month LIBOR	(95)
Barclays Bank PLC(2)	03/18/39	GBP	500	5.00%	6 month LIBOR	(38,380)
Barclays Bank PLC(2)	12/15/35	GBP	1,200	4.00%	6 month LIBOR	(51,649)
Barclays Bank PLC(2)	12/15/35	GBP	200	4.00%	6 month LIBOR	1,537
Credit Suisse International(1)	09/15/10	GBP	1,000	5.00%	6 month LIBOR	9,960
Credit Suisse International(2)	12/15/35	GBP	400	4.00%	6 month LIBOR	2,315
Deutsche Bank AG(1)	09/15/10	GBP	200	5.00%	6 month LIBOR	2,479
Deutsche Bank AG(1)	03/20/10	GBP	4,100	6.00%	6 month LIBOR	34,196
Deutsche Bank AG(2)	09/17/18	GBP	1,000	5.50%	6 month LIBOR	(62,905)
Deutsche Bank AG(2)	06/15/37	GBP	2,600	4.25%	6 month LIBOR	(71,660)
Goldman Sachs Capital Markets, L.P.(1)	09/17/13	GBP	11,100	5.00%	6 month LIBOR	(171,785)
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	GBP	3,200	5.00%	6 month LIBOR	(3,809)
Goldman Sachs Capital Markets, L.P.(1)	09/17/11	GBP	17,300	4.50%	6 month LIBOR	(239,666)
Goldman Sachs Capital Markets, L.P.(1)	03/18/12	GBP	500	5.00%	6 month LIBOR	2,305
Goldman Sachs Capital Markets, L.P.(2)	03/18/39	GBP	200	5.00%	6 month LIBOR	(10,659)
Goldman Sachs Capital Markets, L.P.(2)	06/15/37	GBP	2,500	4.00%	6 month LIBOR	(51,683)
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500	5.00%	6 month LIBOR	(12,681)
HSBC Bank USA, N.A.(1)	03/18/14	GBP	1,600	5.00%	6 month LIBOR	649
HSBC Bank USA, N.A.(2)	09/17/18	GBP	400	5.00%	6 month LIBOR	(11,528)
HSBC Bank USA, N.A.(2)	09/17/18	GBP	700	5.50%	6 month LIBOR	(67,527)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800	6.00%	6 month LIBOR	13,051
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP	900	4.25%	6 month LIBOR	(23,785)
Morgan Stanley Capital Services, Inc.(2)	09/17/18	GBP	100	5.00%	6 month LIBOR	(2,153)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300	5.00%	6 month LIBOR	3,846
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800	5.00%	6 month LIBOR	10,085
Royal Bank of Scotland PLC(2)	12/15/36	GBP	200	5.50%	6 month LIBOR	(29,010)
Barclays Bank PLC(1)	12/14/17	GBP	500	3.25%	United Kingdom Retail Price Index	(43,606)
Royal Bank of Scotland PLC(1)	09/10/27	GBP	100	3.44%	United Kingdom Retail Price Index	(18,421)
Royal Bank of Scotland PLC(1)	12/19/17	GBP	800	3.18%	United Kingdom Retail Price Index	(75,280)
Barclays Bank PLC(1)	06/17/13	JPY	340,000	1.50%	6 month LIBOR	(6,912)
Deutsche Bank AG(1)	12/15/35	JPY	480,000	2.50%	6 month LIBOR	312,268
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	25,294
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	300,000	1.00%	6 month LIBOR	1,237
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	6,324
Royal Bank of Scotland PLC(1)	06/17/13	JPY	2,220,000	1.50%	6 month LIBOR	(30,818)
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	9,414
UBS AG(1)	06/17/13	JPY	660,000	1.50%	6 month LIBOR	71,204
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	SEK	1,000	4.50%	3 month Stockholm interbank offered rate	660

						$(6,022,464)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount#			Appreciation
Counterparty	Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection:
Credit Suisse International (1)	07/25/45	$400	0.32%	ABX.HE.AAA.06-2 Index	$(50,943)
Credit Suisse International (1)	05/25/46	4,800	0.11%	ABX.HE.AAA.06-2 Index	(475,532)
Deutsche Bank AG(1)	05/25/46	400	0.11%	ABX.HE.AAA.06-2 Index	(3,618)
Credit Suisse International(1)	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(252,657)
Citigroup, Inc.(1)	09/20/12	100	0.72%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(2,260)
Credit Suisse International (1)	09/20/13	75	2.10%	Chesapeake Energy Corp. 6.875%, due 01/15/16	(4,276)
Morgan Stanley Capital Services, Inc.(1)	12/13/49	440	0.08%	CMBX.HE.AAA.3 Index	16,365
Royal Bank of Scotland PLC(1)	12/20/08	2,500	0.55%	Deutsche Bank, 5.50%, due 05/18/11	(5,262)
Royal Bank of Scotland PLC(1)	12/20/08	1,100	0.55%	Deutsche Bank, 5.50%, due 05/18/11	(2,316)
Deutsche Bank AG(1)	06/20/13	2,000	2.65%	Dow Jones CDX EM 9	(68,706)
Citigroup, Inc.(1)	06/20/12	5,000	2.09%	Dow Jones CDX HY-8 Index	(404,206)
Bank of America N.A.(1)	12/20/12	100	6.69%	Dow Jones CDX HY-9 100 Index	2,224
Deutsche Bank AG(1)	12/20/12	200	6.35%	Dow Jones CDX HY-9 100 Index	1,947
Morgan Stanley Capital Services, Inc.(1)	12/20/12	100	6.57%	Dow Jones CDX HY-9 Index	1,780
Deutsche Bank AG(1)	06/20/13	200	1.55%	Dow Jones CDX NA IG 10 5Y	2,440
Morgan Stanley Capital Services, Inc.(1)	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(64,416)
Barclays Bank PLC(1)	06/20/17	900	0.60%	Dow Jones CDX NA IG 8 10Y	(50,758)
Barclays Bank PLC(1)	12/20/12	4,000	0.82%	Dow Jones CDX NA IG 9 5Y	64,500
Citigroup, Inc.(1)	12/20/12	500	0.71%	Dow Jones CDX NA IG 9 5Y	5,828
Deutsche Bank AG(1)	12/20/12	3,400	1.16%	Dow Jones CDX NA IG 9 5Y	37,817
Deutsche Bank AG(1)	12/20/12	200	0.99%	Dow Jones CDX NA IG 9 5Y	888
Deutsche Bank AG(1)	12/20/12	2,300	0.82%	Dow Jones CDX NA IG 9 5Y	37,088
ABN AMRO (1)	06/20/12	4,500	0.67%	Federal Republic of Brazil, 12.25%, due 03/06/30	(127,932)
Barclays Bank PLC(1)	05/20/12	2,500	0.64%	Federal Republic of Brazil, 12.25%, due 03/06/30	(69,729)
Barclays Bank PLC(1)	05/20/12	3,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(76,984)
Barclays Bank PLC(1)	05/20/12	2,500	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(63,688)
Barclays Bank PLC(1)	06/20/12	2,000	0.69%	Federal Republic of Brazil, 12.25%, due 03/06/30	(55,010)
Barclays Bank PLC(1)	06/20/12	2,000	0.65%	Federal Republic of Brazil, 12.25%, due 03/06/30	(57,969)
Deutsche Bank AG(1)	05/20/17	1,300	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	(100,086)
Morgan Stanley Capital Services, Inc.(1)	08/20/11	1,300	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	2,217
Bank of America N.A.(1)	12/20/12	200	3.95%	Ford Motor Credit Co., 7.25%, due 10/25/11	(86,713)
Citigroup, Inc.(1)	03/20/09	300	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(18,219)
Citigroup, Inc.(1)	03/20/09	600	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(36,439)
Citigroup, Inc.(1)	03/20/09	700	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(42,511)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100	3.80%	Ford Motor Credit Co., 7.00%, due 10/01/13	(42,989)
Barclays Bank PLC(1)	03/20/09	500	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	(14,113)
Citigroup, Inc.(1)	09/20/09	400	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	(23,179)
Goldman Sachs Capital Markets, L.P.(1)	12/20/09	100	0.83%	General Electric Capital Corp., 6.00%, due 06/15/12	(6,998)
Bank of America N.A.(1)	03/20/09	600	8.85%	GMAC LLC, 6.875%, due 08/28/12	(166,992)
Bank of America N.A.(1)	09/20/12	100	7.00%	GMAC LLC, 6.875%, due 08/28/12	(48,585)
Deutsche Bank AG(1)	09/20/12	600	5.40%	GMAC LLC, 6.875%, due 08/28/12	(303,046)
Goldman Sachs Capital Markets, L.P.(1)	09/20/12	100	3.05%	GMAC LLC, 6.875%, due 08/28/12	(53,331)
Goldman Sachs Capital Markets, L.P.(1)	03/20/09	200	7.75%	GMAC LLC, 6.875%, due 08/28/12	(56,412)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100	0.80%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(12,041)
Merrill Lynch & Co.(1)	06/20/09	300	1.55%	HSBC Finance Corp., 7.00%, due 05/15/12	(6,844)
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	4,300	0.27%	Kingdom of Spain, 5.50%, due 07/30/17	(22,324)
Royal Bank of Scotland PLC(1)	09/20/12	100	0.66%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(84,480)
BNP Paribas(1)	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	(332,753)
Goldman Sachs Capital Markets, L.P.(1)	12/20/09	4,000	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(199,045)
Citigroup, Inc.(1)	03/20/09	100	4.30%	SLM Corp., 5.125%, due 08/27/12	(6,552)
Deutsche Bank AG(1)	03/20/09	400	3.05%	SLM Corp., 5.125%, due 08/27/12	(28,543)
Goldman Sachs Capital Markets, L.P.(1)	03/20/09	300	3.70%	SLM Corp., 5.125%, due 08/27/12	(20,495)

					$(3,375,858)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

					Unrealized
		Notional Amount#			Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Buy Protection:
Bank of America N.A.(2)	03/20/18	$1,000	0.50%	ACE INA Holdings, 5.80%, due 03/15/18	$21,706
Bank of America N.A.(2)	03/20/11	100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	(19)
Barclays Bank PLC(2)	09/20/13	1,000	1.20%	Alcoa, Inc., 6.00%, due 07/15/13	12,476
Deutsche Bank AG(2)	09/20/18	1,000	1.27%	Alcoa, Inc., 6.75%, due 07/15/18	30,406
Morgan Stanley Capital Services, Inc.(2)	03/20/12	1,000	0.85%	Aloca, Inc., 6.00%, due 01/15/12	16,159
Citigroup, Inc.(2)	06/20/15	1,200	0.62%	American Electric Power, 5.25%, due 06/01/15	100
Morgan Stanley Capital Services, Inc.(2)	06/20/15	100	0.47%	American Electric Power, 5.25%, due 06/01/15	883
Merrill Lynch & Co.(2)	12/20/17	1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	838,150
Merrill Lynch & Co.(2)	12/20/17	500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	220,528
Royal Bank of Scotland PLC(2)	12/20/17	2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	886,908
Royal Bank of Scotland PLC(2)	06/20/13	1,000	0.92%	Autozone, Inc., 5.50%, due 11/15/15	4
Bank of America N.A.(2)	12/20/12	1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	10,805
Bank of America N.A.(2)	12/20/12	400	0.62%	Autozone, Inc., 5.875%, due 10/15/12	3,929
Royal Bank of Scotland PLC(2)	06/20/17	300	0.64%	Autozone, Inc., 5.875%, due 10/15/12	8,649
Royal Bank of Scotland PLC(2)	06/20/17	200	0.64%	Autozone, Inc., 5.875%, due 10/15/12	5,696
Royal Bank of Scotland PLC(2)	06/20/17	500	0.67%	Autozone, Inc., 5.875%, due 10/15/12	13,390
Bank of America N.A.(2)	06/20/16	1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	13,237
Deutsche Bank AG(2)	06/20/16	1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	18,977
UBS AG(2)	12/20/11	100	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	1,333
Citigroup, Inc.(2)	12/20/16	500	0.17%	Bank of America, 4.64%, due 10/14/16	45,815
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	1,000	0.34%	Baxter International, Inc., 5.375%, due 06/01/18	478
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	100	1.78%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(1,604)
Credit Suisse International(2)	12/20/17	100	0.76%	Bear Stearns Co., Inc., 6.40%, due 10/02/17	4,482
Deutsche Bank AG(2)	03/20/18	1,100	0.87%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	41,525
Royal Bank of Scotland PLC(2)	03/20/18	100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(5,975)
Bank of America N.A.(2)	09/20/14	100	0.40%	BellSouth Corp., 5.20%, due 09/15/14	109
Royal Bank of Scotland PLC(1)	09/20/13	700	0.99%	Berkshire Hathaway, 4.625%, due 10/15/13	(12,975)
Bank of America N.A.(2)	03/20/12	300	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	10,714
Merrill Lynch & Co.(2)	06/20/11	100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	2,994
Barclays Bank PLC(2)	06/20/12	300	0.16%	Capital One Bank, 5.125%, due 02/15/14	32,903
Bear Stearns International, LTD.(2)	09/20/12	600	1.21%	Capital One Bank, 6.25%, due 11/15/13	65,745
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	9,039
Bank of America N.A.(2)	06/20/17	200	0.60%	Centurytel Inc., 6.00%, due 04/01/17	14,447
Barclays Bank PLC(2)	06/20/18	1,000	0.87%	Citigroup, Inc., 6.125%, due 05/15/18	117,738
Barclays Bank PLC(2)	09/20/18	1,200	1.35%	Citigroup, Inc., 6.50%, due 01/18/11	104,289
Royal Bank of Scotland PLC(2)	06/20/17	1,000	0.94%	Cleveland Electric, 5.70%, due 04/01/17	(3,249)
Morgan Stanley Capital Services, Inc.(2)	03/20/13	1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(1,182)
Bank of America N.A.(2)	03/20/18	1,000	0.97%	Computer Sciences Corp., 6.50%, due 03/15/18	(23,057)
Goldman Sachs Capital Markets, L.P.(2)	03/20/18	100	1.18%	Computer Sciences Corp., 6.50%, due 03/15/18	(3,904)
Bank of America N.A.(2)	03/20/12	200	0.09%	Consumers Energy, 5.00%, due 02/15/12	10,554
Bank of America N.A.(2)	12/20/17	2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	23,057
Merrill Lynch & Co.(2)	03/20/12	100	0.23%	CSX Corp., 6.30%, due 03/15/12	3,317
Royal Bank of Scotland PLC(2)	09/20/11	100	0.55%	CVS Caremark Corp., 5.75%, due 08/15/11	(414)
Deutsche Bank AG(2)	12/20/15	1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	(5,307)
Barclays Bank PLC(2)	09/20/13	400	0.76%	Deutsche Bank AG London, 4.875%, due 05/20/13	13,519
Bear Stearns International, LTD.(2)	06/20/12	100	0.23%	Diamond Offshore Drilling, 0% (convertible), due 06/06/20	1,544
Barclays Bank PLC(2)	09/20/13	3,500	0.54%	Dominion Resources, Inc., 5.15%, due 07/15/15	7,531
Barclays Bank PLC(2)	06/20/13	1,100	5.00%	Dow Jones CDX HY-10 100 Index	83,600
UBS AG(2)	06/20/13	1,000	5.00%	Dow Jones CDX HY-10 100 Index	76,582
Bank of America N.A.(2)	06/20/12	297	2.75%	Dow Jones CDX HY-8 Index	28,199
Barclays Bank PLC(2)	06/20/12	495	2.75%	Dow Jones CDX HY-8 Index	39,776
Bear Stearns International, LTD.(2)	06/20/12	396	2.75%	Dow Jones CDX HY-8 Index	36,637
Merrill Lynch & Co.(2)	06/20/12	3,168	2.75%	Dow Jones CDX HY-8 Index	302,821

Morgan Stanley Capital Services, Inc.(2)	06/20/12		99	2.75%	Dow Jones CDX HY-8 Index	7,953
UBS AG(2)	06/20/12		594	2.75%	Dow Jones CDX HY-8 Index	49,453
Bear Stearns International, LTD.(2)	12/20/12		99	3.75%	Dow Jones CDX HY-9 Index	10,648
Barclays Bank PLC(2)	06/20/18		7,000	1.50%	Dow Jones CDX NA IG 10 10Y	199,440
Deutsche Bank AG(2)	06/20/18		1,600	1.50%	Dow Jones CDX NA IG 10 10Y	30,756
Goldman Sachs Capital Markets, L.P.(2)	06/20/18		2,900	1.50%	Dow Jones CDX NA IG 10 10Y	49,424
Goldman Sachs Capital Markets, L.P.(2)	06/20/18		2,000	1.50%	Dow Jones CDX NA IG 10 10Y	69,058
Morgan Stanley Capital Services, Inc.(2)	06/20/18		3,700	1.50%	Dow Jones CDX NA IG 10 10Y	44,396
Barclays Bank PLC(2)	06/20/13		800	1.55%	Dow Jones CDX NA IG 10 5Y	16,958
Deutsche Bank AG(2)	06/20/13		12,500	1.55%	Dow Jones CDX NA IG 10 5Y	142,980
Deutsche Bank AG(2)	06/20/13		8,400	1.55%	Dow Jones CDX NA IG 10 5Y	40,281
Deutsche Bank AG(2)	06/20/13		6,800	1.55%	Dow Jones CDX NA IG 10 5Y	63,047
Goldman Sachs Capital Markets, L.P.(2)	06/20/13		700	1.55%	Dow Jones CDX NA IG 10 5Y	11,110
Goldman Sachs Capital Markets, L.P.(2)	06/20/13		5,300	1.55%	Dow Jones CDX NA IG 10 5Y	76,518
Goldman Sachs Capital Markets, L.P.(2)	06/20/13		3,000	1.55%	Dow Jones CDX NA IG 10 5Y	45,209
Merrill Lynch & Co.(2)	06/20/13		1,900	1.55%	Dow Jones CDX NA IG 10 5Y	18,394
Morgan Stanley Capital Services, Inc.(2)	06/20/13		2,400	1.55%	Dow Jones CDX NA IG 10 5Y	29,108
Morgan Stanley Capital Services, Inc.(2)	06/20/13		1,200	1.55%	Dow Jones CDX NA IG 10 5Y	14,490
Morgan Stanley Capital Services, Inc.(2)	06/20/13		2,300	1.55%	Dow Jones CDX NA IG 10 5Y	24,803
Morgan Stanley Capital Services, Inc.(2)	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	60,328
Bank of America N.A.(2)	12/20/16		1,900	0.65%	Dow Jones CDX NA IG 7 10Y	146,960
Barclays Bank PLC(2)	12/20/16		200	0.65%	Dow Jones CDX NA IG 7 10Y	15,661
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		100	0.65%	Dow Jones CDX NA IG 7 10Y	7,802
JPMorgan Chase Bank(2)	12/20/16		700	0.65%	Dow Jones CDX NA IG 7 10Y	54,176
Morgan Stanley Capital Services, Inc.(2)	12/20/16		600	0.65%	Dow Jones CDX NA IG 7 10Y	47,040
Barclays Bank PLC(2)	12/20/17		200	0.80%	Dow Jones CDX NA IG 9 10Y	8,591
Barclays Bank PLC(2)	12/20/17		3,500	0.80%	Dow Jones CDX NA IG 9 10Y	163,540
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		600	0.80%	Dow Jones CDX NA IG 9 10Y	29,929
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		1,700	0.80%	Dow Jones CDX NA IG 9 10Y	55,273
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		600	0.80%	Dow Jones CDX NA IG 9 10Y	21,580
Goldman Sachs Capital Markets, L.P.(2)	12/20/12		1,000	0.60%	Dow Jones CDX NA IG 9 5Y	23,043
Merrill Lynch & Co.(2)	12/20/12		1,800	0.60%	Dow Jones CDX NA IG 9 5Y	85,861
Goldman Sachs Capital Markets, L.P.(2)	06/20/14		100	1.53%	Encana Holdings Corp., 5.80%, due 05/01/14	(16)
Citigroup, Inc.(2)	06/20/15		1,000	1.26%	Exelon Corp., 4.90%, due 06/15/15	76,452
Merrill Lynch, Inc.(2)	06/20/11		100	0.29%	Exelon Corp., 6.75%, due 05/01/11	4,630
Merrill Lynch & Co.(2)	12/20/11		100	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	1,542
Bear Stearns International, LTD.(2)	06/20/10		100	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	2,040
Royal Bank of Scotland PLC(2)	03/20/12		1,000	0.61%	GATX Financial Corp., 5.5%, due 02/15/12	31,931
Barclays Bank PLC(2)	09/20/10		300	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	(28,655)
Barclays Bank PLC(2)	06/20/18		400	0.96%	Genworth Financial, 6.52%, due 05/22/18	134,281
Deutsche Bank AG(2)	06/20/18		600	0.98%	Genworth Financial, 6.52%, due 05/22/18	200,872
Deutsche Bank AG(2)	03/20/12		100	0.37%	Glitnir Bank, 4.42%, due 01/18/12	31,770
Royal Bank of Scotland PLC(2)	03/20/12		100	0.29%	Glitnir Bank, 4.42%, due 01/18/12	31,932
Citigroup, Inc.(2)	09/20/12		100	5.00%	GMAC LLC, 6.875%, due 08/28/12	50,988
Deutsche Bank AG(2)	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	648
Goldman Sachs Capital Markets, L.P.(2)	03/20/18		1,000	2.91%	HCP, Inc., 6.70%, due 01/30/18	28,451
Barclays Bank PLC(2)	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(3,372)
Bank of America N.A.(2)	03/20/16		1,000	1.10%	Home Depot, Inc., 5.40%, due 03/01/16	30,363
Bank of Nova Scotia (2)	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	22,642
Barclays Bank PLC(2)	12/20/16	EUR	500	0.85%	iTraxx Europe HiVol Series 6 Version 1	40,706
BNP Paribas(2)	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	16,380
HSBC Bank USA, N.A.(2)	12/20/16	EUR	100	0.85%	iTraxx Europe HiVol Series 6 Version 1	8,172
JPMorgan Chase Bank(2)	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	16,100
Barclays Bank PLC(2)	12/20/12	EUR	1,900	0.70%	iTraxx Europe HiVol Series 8	130,438
Deutsche Bank AG(2)	06/20/18	EUR	4,300	1.75%	iTraxx Europe HiVol Series 9	181,560
BNP Paribas(2)	03/20/18		300	0.74%	JPMorgan Chase, 6.00%, due 01/15/18	14,202
Deutsche Bank AG(2)	03/20/18		100	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	4,857
Deutsche Bank AG(2)	03/20/18		200	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	9,714
Royal Bank of Scotland PLC(2)	12/20/11		100	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	28,741
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		100	0.72%	Kohls Corp., 6.25%, due 12/15/17	4,051
Bear Stearns International, LTD.(2)	06/20/12		100	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	1,861
Royal Bank of Scotland PLC(2)	09/20/11		100	0.40%	Landsbanki Islands, 6.10%, due 08/25/11	25,926
Bank of America N.A.(2)	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	41,168
Goldman Sachs Capital Markets, L.P.(2)	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(14,074)
Bear Stearns International, LTD.(2)	03/20/16		300	0.30%	Loews Corp., 5.25%, due 03/15/16	5,862
Bear Stearns International, LTD.(2)	03/20/16		100	0.28%	Loews Corp., 5.25%, due 03/15/16	2,080
Bank of America N.A.(2)	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(17,629)
Deutsche Bank AG(2)	09/20/15		1,000	0.60%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	5,757
Citigroup, Inc.(2)	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	37,441
Bank of America N.A.(2)	03/20/17		100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	778
Royal Bank of Scotland PLC(2)	03/20/15		100	0.55%	Merck & Co., Inc., 4.75%, due 03/01/15	(585)
Royal Bank of Scotland PLC(2)	03/20/15		100	0.55%	Merck & Co., Inc., 4.75%, due 03/01/15	(585)
Citigroup, Inc.(2)	06/20/18		1,000	1.38%	Merrill Lynch & Co., 6.875%, due 04/25/18	143,606
Royal Bank of Scotland PLC(2)	12/20/16		200	0.32%	Morgan Stanley, 4.40%, due 10/18/16	66,704
Royal Bank of Scotland PLC(2)	12/20/15		100	0.30%	Morgan Stanley, 4.74%, due 10/15/15	32,546
Goldman Sachs Capital Markets, L.P.(2)	06/20/15		1,500	1.20%	Morgan Stanley, 6.00%, due 04/28/15	429,356
Deutsche Bank AG(2)	09/20/18		400	1.85%	Morgan Stanley, 6.60%, due 04/01/12	111,851
Morgan Stanley Capital Services, Inc.(2)	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	12,811
Deutsche Bank AG(2)	03/20/18		1,000	0.63%	Nabors Industries, Inc., 6.15%, due 02/15/18	46,559
Deutsche Bank AG(2)	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,210
Deutsche Bank AG(2)	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,210
Citigroup, Inc.(2)	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	572
Morgan Stanley Capital Services, Inc.(2)	03/20/19		1,000	1.47%	Nisource Financial, 6.80%, due 01/15/19	91,302
Bank of America N.A.(2)	03/20/18		1,400	0.99%	Nordstrom, Inc., 6.25%, due 01/15/18	56,143
Goldman Sachs Capital Markets, L.P.(2)	06/20/13		1,000	1.04%	Nordstrom, Inc., 6.95%, due 03/15/28	17,774
Morgan Stanley Capital Services, Inc.(2)	06/20/16		200	0.39%	Omnicom Group, 5.90%, due 04/15/16	4,192
Merrill Lynch & Co.(2)	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	6,492
Citigroup, Inc.(2)	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	17,087
Merrill Lynch & Co.(2)	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	130,720
Merrill Lynch & Co.(2)	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	134,458
Goldman Sachs Capital Markets, L.P.(2)	06/20/13		700	1.44%	Radioshack Corp., 7.375%, due 05/15/11	8,380
Barclays Bank PLC(2)	09/20/13		500	0.48%	Raytheon Co., 7.20%, due 08/15/27	(2,492)
Barclays Bank PLC(2)	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	7,071
Morgan Stanley Capital Services, Inc.(2)	12/20/12		100	0.54%	Rogers Wireless, 7.25%, due 12/15/12	4,005
Bank of America N.A.(2)	06/20/10		200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	11,008
Bear Stearns International, LTD.(2)	12/20/16		100	0.46%	Ryder System, Inc., 5.85%, due 11/01/16	7,234
JPMorgan Chase Bank(2)	09/20/11		100	0.63%	Sara Lee Corp., 6.25%, due 09/15/11	(527)
Merrill Lynch & Co.(2)	09/20/11		300	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	93,578
Merrill Lynch & Co.(2)	12/15/19		300	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	103,459
Citigroup, Inc.(2)	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	5,180
Morgan Stanley Capital Services, Inc.(2)	09/20/13		100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	5,224
Royal Bank of Scotland PLC(2)	12/20/15		100	1.01%	Simon Property Group LP, 5.25%, due 12/01/15	3,376
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	2,990
Deutsche Bank AG(2)	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	2,816
Bank of America N.A.(2)	09/20/14		1,000	0.83%	Spectra Energy Capital, 5.67%, due 08/15/14	22,267
Deutsche Bank AG(2)	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	92,565
Bear Stearns International, LTD.(2)	12/20/16		200	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	30,289
Bank of America N.A.(2)	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	54,330
BNP Paribas(2)	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	219
Goldman Sachs Capital Markets, L.P.(2)	06/20/18		500	1.55%	Telecom Italia Capital, 7.00%, due 06/04/18	32,433
Goldman Sachs Capital Markets, L.P.(2)	06/20/18		1,000	0.59%	Travelers Cos., Inc., 5.80%, due 05/15/18	32,965
Bank of America N.A.(2)	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	172
Citigroup, Inc.(2)	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	6,022
Bear Stearns International, LTD.(2)	03/20/11		100	0.33%	Vornado Realty, 5.60%, due 02/15/11	6,800
Bank of America N.A.(2)	12/20/16		100	0.67%	Western Union Co., 5.93%, due 10/01/16	5,088
UBS AG(2)	06/20/13		500	0.84%	Whirlpool Corp., 7.75%, due 07/15/16	5,636
Barclays Bank PLC(2)	09/20/13		4,400	0.39%	Wyeth, 5.25%, due 03/15/13	(11,097)
Morgan Stanley Capital Services, Inc.(2)	03/20/09		100	0.29%	Xerox Corp., 9.75%, due 01/15/09	461
Bank of America N.A.(2)	06/20/15		1,200	1.10%	XStrata Canada Corp., 5.375%, due 06/01/15	4,768
Bank of America N.A.(2)	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	269

						$7,789,377

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the reference entity defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreements outstanding at September 30, 2008:

				Unrealized
		Notional Amount#		Appreciation
Counterparty	Termination Date	(000)	Description	(Depreciation)
Merrill Lynch & Co.	03/31/09	$86	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA.	$—
Merrill Lynch & Co.	03/31/09	1,379	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -15bps.	—
Credit Suisse International	01/31/09	6,658	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA.	—
Barclays Bank PLC	12/29/08	13,280	Dow Jones - AIG Commodity Index	(677,600)
Credit Suisse International	10/16/08	18,580	Dow Jones - AIG Commodity Index	41,009
Morgan Stanley Capital Services, Inc.	10/29/08	6,880	Dow Jones - AIG Commodity Index	(276,454)

				$(913,045)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$658,134,232	$1,856,111
Level 2 - Other Significant Observable Inputs — Long	1,114,482,203	(2,955,903)
Level 2 - Other Significant Observable Inputs — Short	(157,504,082)	—
Level 3 - Significant Unobservable Inputs — Long	3,774,548	—
Level 3 - Significant Unobservable Inputs — Short	(11,954)	—

Total	$1,618,874,947	$(1,099,792)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/07	$820,941
Accrued discounts/premiums	17,167
Realized gain (loss)	1,461
Change in unrealized appreciation (depreciation)	(1,972,918)
Net purchases (sales)	5,303,586
Transfers in and/or out of Level 3	(407,643)

Balance as of 9/30/08	$3,762,594

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

AFFILIATED MUTUAL FUNDS
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	951,239	$14,839,322
AST DeAM Large-Cap Value Portfolio	2,189,906	18,285,713
AST Federated Aggressive Growth Portfolio	605,837	4,277,207
AST Global Real Estate Portfolio*	388,207	3,059,073
AST International Growth Portfolio	1,421,970	14,305,019
AST International Value Portfolio	1,022,556	14,540,750
AST Large-Cap Value Portfolio	2,072,199	27,394,476
AST Marsico Capital Growth Portfolio	2,034,520	34,302,006
AST MFS Growth Portfolio	2,128,940	19,160,464
AST Mid-Cap Value Portfolio	183,647	1,823,615
AST Money Market Portfolio	126,357	126,357
AST Neuberger Berman Mid-Cap Growth Portfolio*	131,966	2,268,498
AST Parametric Emerging Markets Equity Portfolio*	430,504	2,996,307
AST Small-Cap Value Portfolio	380,085	4,313,967
AST T. Rowe Price Large-Cap Growth Portfolio	2,492,146	22,454,231
AST T. Rowe Price Natural Resources Portfolio	108,253	2,929,335

TOTAL LONG-TERM INVESTMENTS (cost $239,764,225)		187,076,340

SHORT-TERM INVESTMENT — 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,676,604)	2,676,604	2,676,604

TOTAL INVESTMENTS(w) — 99.5% (cost $242,440,829)		189,752,944
Other assets in excess of liabilities — 0.5%		973,267

NET ASSETS — 100.0%		$190,726,211

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$189,752,944	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$189,752,944	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.9%

COMMON STOCKS

Aerospace — 0.5%
Northrop Grumman Corp.	16,300	$986,802

Agriculture — 0.9%
Reynolds American, Inc.(a)	34,900	1,696,838

Automobile Manufacturers — 0.6%
Toyota Motor Corp., ADR (Japan)(a)	12,500	1,072,500

Automotive Parts — 1.3%
Autoliv, Inc. (Sweden)	37,100	1,252,125
Magna International, Inc. (Class A Stock) (Canada)	23,600	1,208,084

		2,460,209

Beverages — 1.8%
Coca-Cola Co. (The)	5,100	269,688
Coca-Cola Enterprises, Inc.	86,800	1,455,636
Molson Coors Brewing Co. (Class B Stock)(a)	11,200	523,600
Pepsi Bottling Group, Inc.	44,500	1,298,065

		3,546,989

Biotechnology — 0.7%
Amgen, Inc.*	23,500	1,392,845

Broadcasting — 0.9%
CBS Corp. (Class B Stock)	117,700	1,716,066

Chemicals — 2.5%
Ashland, Inc.	22,900	669,596
Dow Chemical Co. (The)	81,700	2,596,426
E.I. du Pont de Nemours & Co.	8,900	358,670
Eastman Chemical Co.(a)	23,100	1,264,725

		4,889,417

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.(a)	46,900	868,119

Computer Hardware — 0.9%
Lexmark International, Inc. (Class A Stock)*(a)	36,200	1,179,034
Western Digital Corp.*	29,600	631,072

		1,810,106

Computer Services & Software — 0.3%
Tech Data Corp.*	18,850	562,673

Conglomerates — 1.1%
Altria Group, Inc.	110,100	2,184,384

Consumer Products & Services — 5.7%
Black & Decker Corp. (The)(a)	24,800	1,506,600
Johnson & Johnson	65,300	4,523,984
Procter & Gamble Co.	71,100	4,954,959

		10,985,543

Containers & Packaging — 1.0%
Owens-Illinois, Inc.*	46,300	1,361,220
Smurfit-Stone Container Corp.*	129,100	606,770

		1,967,990

Distribution/Wholesale — 0.5%
Ingram Micro, Inc. (Class A Stock)*	54,100	869,387

Diversified Operations — 0.3%
Tyco International Ltd. (Bermuda)	17,550	614,601

Electric — 0.8%
Dominion Resources, Inc.	23,100	988,218
Reliant Energy, Inc.*(a)	81,500	599,025

		1,587,243

Electronic Components & Equipment — 6.1%
Arrow Electronics, Inc.*	55,300	1,449,966
Flextronics International Ltd. (Singapore)*	159,834	1,131,624
General Electric Co.	353,600	9,016,800
Sanmina-SCI Corp.*(a)	190,600	266,840

		11,865,230

Electronics — 0.5%
Au Optronics Corp., ADR (Taiwan)	87,100	989,456
Vishay Intertechnology, Inc.*(a)	5,900	39,058

		1,028,514

Entertainment & Leisure — 1.0%
Brunswick Corp.(a)	37,500	479,625
Time Warner, Inc.	74,300	974,073
Walt Disney Co. (The)	18,300	561,627

		2,015,325

Environmental Services — 0.8%
Allied Waste Industries, Inc.*	137,500	1,527,625

Financial — Bank & Trust — 7.8%
Bank of America Corp.	217,500	7,612,500
Deutsche Bank AG (Germany)(a)	16,500	1,207,140
Discover Financial Services	15,800	218,356
Fifth Third Bancorp	72,800	866,320
SunTrust Banks, Inc.(a)	17,700	796,323
U.S. Bancorp	35,200	1,267,904
Wells Fargo & Co.(a)	81,600	3,062,448

		15,030,991

Financial Services — 8.9%
Citigroup, Inc.	217,800	4,467,078
Goldman Sachs Group, Inc. (The)	20,900	2,675,200
JPMorgan Chase & Co.	164,600	7,686,820
KeyCorp(a)	43,475	519,092
Morgan Stanley(a)	83,200	1,913,600

		17,261,790

Food — 3.2%
ConAgra Foods, Inc.(a)	90,700	1,765,022
Kraft Foods, Inc. (Class A Stock)	20,600	674,650
Kroger Co. (The)	80,600	2,214,888
Safeway, Inc.	13,100	310,732
SUPERVALU, Inc.	12,600	273,420
Tyson Foods, Inc. (Class A Stock)	80,600	962,364

		6,201,076

Home Builders — 0.8%
Centex Corp.(a)	40,200	651,240
KB Home(a)	42,000	826,560

		1,477,800

Insurance — 9.6%
ACE Ltd. (Switzerland)	32,000	1,732,160
Allstate Corp. (The)	61,000	2,813,320
American International Group, Inc.	156,200	520,146
Fidelity National Financial, Inc. (Class A Stock)	76,700	1,127,490
Genworth Financial, Inc. (Class A Stock)	96,800	833,448
Hartford Financial Service Group, Inc. (The)	36,100	1,479,739
MetLife, Inc.(a)	41,200	2,307,200
Old Republic International Corp.	75,400	961,350
PartnerRe Ltd. (Bermuda)(a)	6,200	414,222
RenaissanceRe Holdings Ltd. (Bermuda)	22,600	1,175,200
Travelers Cos., Inc. (The)	56,000	2,531,200
Unum Group(a)	93,700	2,351,870
XL Capital Ltd. (Class A Stock) (Bermuda)	23,000	412,620

		18,659,965

Machinery & Equipment — 0.3%
Caterpillar, Inc.	8,700	518,520

Medical Supplies & Equipment — 1.1%
McKesson Corp.	38,500	2,071,685

Metals & Mining — 1.3%
Alcoa, Inc.	52,700	1,189,966
ArcelorMittal (Luxembourg)(a)	25,600	1,264,128

		2,454,094

Movies & Entertainment — 0.4%
Viacom, Inc. (Class B Stock)*	30,200	750,168

Oil & Gas — 19.1%
Apache Corp.	23,900	2,492,292
BP PLC, ADR (United Kingdom)(a)	34,000	1,705,780
Chevron Corp.	93,000	7,670,640
ConocoPhillips	76,000	5,567,000
Devon Energy Corp.	30,700	2,799,840
Exxon Mobil Corp.	140,000	10,872,400
Occidental Petroleum Corp.	18,500	1,303,325
Royal Dutch Shell PLC, ADR (Netherlands)(a)	27,900	1,646,379
Sunoco, Inc.	13,400	476,772
Total SA, ADR (France)	25,000	1,517,000
Valero Energy Corp.	33,600	1,018,080

		37,069,508

Pharmaceuticals — 7.2%
Cardinal Health, Inc.	26,400	1,300,992
Merck & Co., Inc.	96,500	3,045,540
Pfizer, Inc.	330,000	6,085,200
Sanofi-Aventis SA, ADR (France)	40,900	1,344,383
Schering-Plough Corp.	62,500	1,154,375
Wyeth	26,700	986,298

		13,916,788

Printing & Publishing — 0.6%
Gannett Co., Inc.	63,700	1,077,167

Retail & Merchandising — 3.7%
Gap, Inc. (The)	105,700	1,879,346
Home Depot, Inc. (The)(a)	87,200	2,257,608
Macy’s, Inc.	98,200	1,765,636
Wal-Mart Stores, Inc.	20,000	1,197,800

		7,100,390

Telecommunications — 6.7%
AT&T, Inc.	262,100	7,317,832
Motorola, Inc.	51,400	366,996
Sprint Nextel Corp.	347,600	2,120,360
Verizon Communications, Inc.	79,900	2,563,991
Vodafone Group PLC, ADR (United Kingdom)	28,900	638,690

		13,007,869

Tobacco — 0.9%
Philip Morris International, Inc.	36,900	1,774,890

Utilities — 0.7%
Wisconsin Energy Corp.	30,700	1,378,430

TOTAL LONG-TERM INVESTMENTS (cost $250,226,285)		195,399,537

SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $24,712,150; includes $23,686,407 of cash collateral for securities on loan)(b)(w)	24,712,150	24,712,150

TOTAL INVESTMENTS — 113.6% (cost $274,938,435)		220,111,687
Liabilities in excess of other assets — (13.6)%		(26,410,459)

NET ASSETS — 100.0%		$193,701,228

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $22,701,496; cash collateral of $23,686,407 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$220,111,687	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$220,111,687	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS

Aerospace & Defense — 11.8%
Honeywell International, Inc.(a)	1,000,000	$41,550,000
L-3 Communications Holdings, Inc.(a)	385,000	37,853,200
Lockheed Martin Corp.	185,000	20,288,950
Raytheon Co.	1,075,000	57,523,250
United Technologies Corp.	225,000	13,513,500

		170,728,900

Automotive Parts & Equipment — 0.5%
WABCO Holdings, Inc.	211,060	7,501,072

Chemicals — 0.7%
Eastman Chemical Co.(a)	175,000	9,581,250

Commercial Services — 0.4%
RR Donnelley & Sons Co.	225,000	5,519,250

Computers — 1.1%
Cadence Design Systems, Inc.*(a)	1,500,000	10,140,000
Hewlett-Packard Co.	118,900	5,497,936

		15,637,936

Distribution/Wholesale — 0.6%
WESCO International, Inc.*	281,500	9,058,670

Diversified Financial Services — 2.7%
Ameriprise Financial, Inc.(a)	841,300	32,137,660
BlackRock, Inc.	3,300	641,850
Invesco Ltd. (Bermuda)(a)	277,500	5,821,950

		38,601,460

Diversified Machinery — 0.5%
Cummins, Inc.	161,100	7,043,292

Diversified Telecommunication Services — 1.5%
CenturyTel, Inc.(a)	375,000	13,743,750
Verizon Communications, Inc.	250,000	8,022,500

		21,766,250

Electronic Components & Equipment — 1.1%
Emerson Electric Co.	324,400	13,232,276
Hubbell, Inc. (Class B Stock)	73,580	2,578,979

		15,811,255

Electronic Equipment & Instruments — 1.4%
Tyco Electronics Ltd. (Bermuda)	750,000	20,745,000

Engineering & Construction — 1.7%
Fluor Corp.	440,050	24,510,785

Environmental Services — 0.4%
Waste Management, Inc.	165,000	5,195,850

Food & Staples Retailing — 1.8%
Safeway, Inc.	1,100,000	26,092,000

Healthcare Providers & Services — 0.9%
Aetna, Inc.	350,000	12,638,500

Home Builders — 1.9%
D.R. Horton, Inc.(a)	1,818,700	23,679,474
Pulte Homes, Inc.	250,000	3,492,500

		27,171,974

Insurance — 14.1%
ACE Ltd. (Switzerland)	1,350,000	73,075,500
Arch Capital Group Ltd. (Bermuda)*	214,560	15,669,317
AXIS Capital Holdings Ltd. (Bermuda)	2,072,100	65,706,291
Hartford Financial Service Group, Inc. (The)	100,000	4,099,000
Loews Corp.	833,630	32,920,049
MetLife, Inc.(a)	225,000	12,600,000

		204,070,157

Internet Services — 1.8%
Expedia, Inc.*(a)	1,750,000	26,442,500

Iron & Steel — 1.2%
AK Steel Holding Corp.(a)	680,890	17,648,669

IT Services — 3.9%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	725,000	27,550,000
Alliance Data Systems Corp.*	214,200	13,575,996
SAIC, Inc.*	733,500	14,838,705

		55,964,701

Media — 9.1%
CBS Corp. (Class B Stock)	1,150,000	16,767,000
DIRECTV Group, Inc. (The)*(a)	500,000	13,085,000
DISH Network Corp. (Class A Stock)*(a)	350,000	7,350,000
Gannett Co., Inc.(a)	450,000	7,609,500
News Corp. (Class A Stock)	700,000	8,393,000
Omnicom Group, Inc.(a)	700,000	26,992,000
Time Warner, Inc.(a)	3,000,000	39,330,000
Viacom, Inc. (Class B Stock)*(a)	500,000	12,420,000

		131,946,500

Metal Fabricate/Hardware — 0.4%
Timken Co.	226,900	6,432,615

Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.(a)	84,600	4,809,510

Oil & Gas — 5.3%
Apache Corp.	181,600	18,937,248
Occidental Petroleum Corp.	650,000	45,792,500
StatoilHydro ASA (Norway)(a)	500,000	11,900,000

		76,629,748

Oil & Gas Services — 1.3%
Baker Hughes, Inc.	321,600	19,469,664

Oil, Gas and Consumable Fuels — 13.1%
Chevron Corp.	295,000	24,331,600
ConocoPhillips	500,000	36,625,000
Exxon Mobil Corp.	350,000	27,181,000
Marathon Oil Corp.(a)	850,000	33,889,500
Total SA, ADR (France)(a)	675,000	40,959,000
Valero Energy Corp.	875,000	26,512,500

		189,498,600

Pharmaceuticals — 8.5%
Eli Lilly & Co.	575,000	25,317,250
Merck & Co., Inc.	725,000	22,881,000
Novartis AG, ADR (Switzerland)(a)	200,000	10,568,000
Schering-Plough Corp.	1,500,000	27,705,000

Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	100,000	4,579,000
Wyeth	850,000	31,399,000

		122,449,250

Semiconductors — 2.1%
Analog Devices, Inc.	350,000	9,222,500
Applied Materials, Inc.(a)	775,000	11,725,750
Intersil Corp. (Class A Stock)	254,200	4,214,636
KLA-Tencor Corp.(a)	150,000	4,747,500

		29,910,386

Semiconductors & Semiconductor Equipment — 0.2%
Integrated Device Technology, Inc.*	315,600	2,455,368

Software — 2.0%
Symantec Corp.*(a)	1,465,500	28,694,490

Telecommunications — 2.5%
Qwest Communications International, Inc.(a)	7,500,000	24,225,000
Sprint Nextel Corp.	1,850,000	11,285,000

		35,510,000

Tobacco — 4.3%
Altria Group, Inc.	685,000	13,590,400
Lorillard, Inc.	350,000	24,902,500
Philip Morris International, Inc.	475,000	22,847,500

		61,340,400

TOTAL LONG-TERM INVESTMENTS (cost $1,598,390,349)		1,430,876,002

SHORT-TERM INVESTMENT — 15.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $218,822,902; includes $185,582,263 of cash collateral for securities on loan)(b)(w)	218,822,902	218,822,902

TOTAL INVESTMENTS — 114.3% (cost $1,817,213,251)		1,649,698,904
Liabilities in excess of other assets — (14.3)%		(206,498,739)

NET ASSETS — 100.0%		$1,443,200,165

The following abbreviation is used in Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $175,190,019; cash collateral of $185,582,263 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$1,649,698,904	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,649,698,904	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS — 98.6%

Advertising
Omnicom Group, Inc.	2,090	$80,590

Aerospace — 4.2%
Boeing Co. (The)	37,651	2,159,285
General Dynamics Corp.	4,266	314,063
Lockheed Martin Corp.	24,153	2,648,860
Northrop Grumman Corp.	40,002	2,421,721
Raytheon Co.	1,673	89,522

		7,633,451

Beverages — 1.9%
Coca-Cola Enterprises, Inc.	36,058	604,693
Constellation Brands, Inc. (Class A Stock)*	38,229	820,394
Dr. Pepper Snapple Group, Inc.*(a)	30,031	795,221
Molson Coors Brewing Co. (Class B Stock)(a)	15,382	719,108
Pepsi Bottling Group, Inc.	15,451	450,706
PepsiCo, Inc.	404	28,793

		3,418,915

Biotechnology — 1.9%
Amgen, Inc.*	58,053	3,440,801

Broadcasting — 0.6%
CBS Corp. (Class B Stock)	80,009	1,166,531

Building Materials — 0.1%
Masco Corp.	7,420	133,115

Business Services — 1.3%
Accenture Ltd. (Class A Stock)(a)	53,379	2,028,402
MasterCard, Inc. (Class A Stock)	1,392	246,844
Visa, Inc. (Class A Stock)	598	36,711

		2,311,957

Cable Television — 0.6%
Comcast Corp. (Class A Stock)	53,940	1,058,842

Capital Markets — 0.8%
Schwab, (Charles) Corp. (The)	56,595	1,471,470

Chemicals — 1.7%
Ashland, Inc.	450	13,158
CF Industries Holdings, Inc.	1,908	174,506
DuPont, (E.I.) de Nemours & Co.	59,865	2,412,560
Methanex Corp. (Canada)(a)	13,109	260,738
Terra Industries, Inc.	6,616	194,510

		3,055,472

Clothing & Apparel — 0.1%
VF Corp.(a)	1,621	125,319

Commercial Banks — 0.1%
Cullen / Frost Bankers, Inc.	3,702	216,197

Commercial Services
FairPoint Communications, Inc.	5	45

Computer Hardware — 5.6%
Apple, Inc.*	1,399	159,010
EMC Corp.*(a)	18,785	224,669
Hewlett-Packard Co.	85,507	3,953,844
International Business Machines Corp.(a)	41,586	4,863,899
Western Digital Corp.*	41,386	882,349

		10,083,771

Computer Services & Software — 3.1%
Computer Sciences Corp.*	55,258	2,217,504
Microsoft Corp.	108,747	2,902,457
Sybase, Inc.*(a)	17,159	525,409

		5,645,370

Conglomerates — 1.1%
Altria Group, Inc.	101,007	2,003,979

Construction — 0.9%
Fluor Corp.	3,050	169,885
Jacobs Engineering Group, Inc.*	221	12,002
Lennar Corp. (Class A Stock)	10,746	163,232
NVR, Inc.*(a)	1,923	1,099,956
Perini Corp.*(a)	4,421	114,018

		1,559,093

Consumer Products & Services — 8.1%
Church & Dwight Co., Inc.	647	40,172
Clorox Co.	2,700	169,263
Hasbro, Inc.(a)	56,062	1,946,473
Johnson & Johnson	57,852	4,007,986
Kimberly-Clark Corp.	43,892	2,845,957
Procter & Gamble Co.	43,849	3,055,837
Rent-A-Center, Inc.*	12,803	285,251
Reynolds American, Inc.(a)	24,574	1,194,788
Tupperware Brands Corp.	21,341	589,652
Universal Corp.(a)	9,711	476,713

		14,612,092

Distribution/Wholesale
Fastenal Co.	355	17,533

Diversified Operations
Walter Industries, Inc.	233	11,056

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.(a)	120,167	388,139

Electronic Components & Equipment — 2.4%
Celestica, Inc.*	87,651	564,473
Duke Energy Corp.	3,786	65,990
Emerson Electric Co.	12,337	503,226
General Electric Co.	108,656	2,770,728
Parker Hannifin Corp.	8,489	449,917

		4,354,334

Energy — Diversified Energy
Williams Cos., Inc.	3,321	78,542

Energy — Oil Services — 0.1%
Oil States International, Inc.*(a)	5,934	209,767

Entertainment & Leisure — 1.4%
Walt Disney Co. (The)	74,436	2,284,441
WMS Industries, Inc.*(a)	6,289	192,255

		2,476,696

Environmental Services
Allied Waste Industries, Inc.*	2,439		27,097

Financial — Bank & Trust — 5.5%
Bank of America Corp.	105,210		3,682,350
Discover Financial Services LLC	33,458		462,390
International Bancshares Corp.	8,617		232,659
New York Community Bankcorp, Inc.	10,560		177,302
Northern Trust Corp.	7,397		534,064
Regions Financial Corp.(a)	6,447		61,891
State Street Corp.	17,750		1,009,620
SunTrust Banks, Inc.(a)	7,700		346,423
U.S. Bancorp	52,732		1,899,407
Wells Fargo & Co.	34,110		1,280,148
Zions Bancorp(a)	8,809		340,908

			10,027,162

Financial — Brokerage
Janus Capital Group, Inc.	808		19,618

Financial Services — 6.0%
Bank of New York Mellon (The)	27,858		907,614
Capital One Financial Corp.(a)	16,110		821,610
Citigroup, Inc.	94,554		1,939,303
Federated Investors, Inc. (Class B Stock)	646		18,624
Goldman Sachs Group, Inc. (The)	11,853		1,517,184
JPMorgan Chase & Co.	63,561		2,968,299
KKR Financial Holdings LLC	—	(u)	2
Morgan Stanley	24,483		563,109
PNC Financial Services Group, Inc.	1,025		76,567
Raymond James Financial, Inc.(a)	28,479		939,237
Royal Bank of Canada (Canada)(a)	22,160		1,064,123

			10,815,672

Food — 0.2%
Kraft Foods, Inc. (Class A Stock)	561		18,373
Smucker, (J.M.) Co. (The)	7,571		383,774

			402,147

Healthcare Services — 0.7%
AMERIGROUP Corp.*(a)	34,700		876,175
Apria Healthcare Group, Inc.*(a)	18,740		341,817
WellPoint, Inc.*	2,319		108,460

			1,326,452

Home Builders
Pulte Homes, Inc.	827		11,553

Industrial Products
Dover Corp.	1,717		69,624

Insurance — 3.8%
ACE Ltd. (Switzerland)	40,532		2,193,997
American Financial Group, Inc.	11,919		351,611
Arch Capital Group Ltd. (Bermuda)*	17,105		1,249,178
Aspen Insurance Holdings Ltd. (Bermuda)(a)	56,789		1,561,697
AXIS Capital Holdings Ltd.	15,038		476,855
Endurance Specialty Holdings Ltd. (Bermuda)(a)	1,216		37,599
PartnerRe Ltd.(a)	3,043		203,303
Travelers Cos., Inc. (The)	7,000		316,400
Unum Group(a)	23,301		584,855

			6,975,495

Internet Services — 2.1%
Cisco Systems, Inc.*	61,436		1,385,996
Open Text Corp. (Canada)*(a)	9,827		339,818
Symantec Corp.*	106,673		2,088,657

			3,814,471

Machinery & Equipment — 0.9%
Caterpillar, Inc.	22,823		1,360,251
Mueller Water Products, Inc.	15,377		138,085
Snap-on, Inc.	1,475		77,674

			1,576,010

Medical Supplies & Equipment — 2.4%
Baxter International, Inc.	17,614		1,156,007
Becton, Dickinson and Co.	31,294		2,511,656
Invitrogen Corp.*(a)	9,591		362,540
Thermo Fisher Scientific, Inc.*	6,511		358,105

			4,388,308

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.(a)	28,086		1,596,689
Nucor Corp.	10,345		408,627
Reliance Steel & Aluminum Co.	548		20,808
Southern Copper Corp.(a)	28,045		535,099

			2,561,223

Miscellaneous Manufacturing — 0.1%
Honeywell International, Inc.	3,654		151,824

Office Equipment — 1.3%
Lexmark International, Inc. (Class A Stock)*(a)	26,638		867,600
Xerox Corp.	121,829		1,404,688

			2,272,288

Oil & Gas — 15.1%
Apache Corp.	5,910		616,295
Chevron Corp.	60,400		4,981,792
ConocoPhillips	55,075		4,034,244
Devon Energy Corp.	5,547		505,886
ENSCO International, Inc.(a)	2,945		169,720
Exxon Mobil Corp.	118,389		9,194,090
Hess Corp.	5,115		419,839
McMoRan Exploration Co.*(a)	16,807		397,317
Nicor, Inc.	15,757		698,823
Noble Corp. (Cayman Islands)	3,732		163,835
Noble Energy, Inc.	2,342		130,192
Occidental Petroleum Corp.	39,351		2,772,278
Patterson-UTI Energy, Inc.	9,263		185,445
Stone Energy Corp.*(a)	9,995		423,088
Sunoco, Inc.	4,536		161,391
Transocean, Inc.*	4,558		500,651
Valero Energy Corp.	42,405		1,284,872
W&T Offshore, Inc.(a)	31,161		850,384

			27,490,142

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	64,892		1,352,998
Cephalon, Inc.*(a)	8,937		692,528
Eli Lilly & Co.	23,912		1,052,845
Express Scripts, Inc.*	3,381		249,586
Hospira, Inc.*	850		32,470

King Pharmaceuticals, Inc.*	1,902	18,221
Pfizer, Inc.	245,588	4,528,643
Wyeth	1,303	48,133

		7,975,424

Printing & Publishing — 0.5%
RR Donnelley & Sons Co.	37,089	909,793

Railroads — 0.9%
CSX Corp.	11,153	608,619
Norfolk Southern Corp.	9,990	661,438
Union Pacific Corp.	5,223	371,669

		1,641,726

Real Estate Investment Trust — 0.5%
CBL & Associates Properties, Inc.	2,774	55,702
Hospitality Properties Trust(a)	20,195	414,401
Host Hotels & Resorts, Inc.	3,997	53,120
HRPT Properties Trust(a)	26,203	180,539
ProLogis(a)	4,701	194,010

		897,772

Restaurants — 1.8%
McDonald’s Corp.	54,176	3,342,659

Retail & Merchandising — 5.3%
Best Buy Co., Inc.	4,528	169,800
BJ’s Wholesale Club, Inc.*	3,639	141,411
Corn Products International, Inc.	7,557	243,940
Costco Wholesale Corp.	6,285	408,085
Family Dollar Stores, Inc.	1,152	27,302
Gap, Inc. (The)	101,174	1,798,874
General Mills, Inc.	40,887	2,809,755
Kroger Co. (The)	19,476	535,200
Macy’s, Inc.	42,113	757,192
Men’s Wearhouse, Inc. (The)	3,087	65,568
RadioShack Corp.(a)	46,029	795,381
Wal-Mart Stores, Inc.	30,840	1,847,008

		9,599,516

Semiconductors — 1.9%
Amkor Technology, Inc.*(a)	117,412	747,915
ASM International NV (Netherlands)*	790	14,773
Intel Corp.	92,347	1,729,659
LSI Corp.*	129,301	693,053
Skyworks Solutions, Inc.*(a)	3,026	25,297
Xilinx, Inc.(a)	7,722	181,081

		3,391,778

Telecommunications — 3.9%
AT&T, Inc.	102,667	2,866,463
CenturyTel, Inc.	4,506	165,145
Embarq Corp.(a)	3,414	138,438
Motorola, Inc.	16,485	117,703
Nortel Networks Corp. (Canada)*	1,622	3,633
Verizon Communications, Inc.	117,483	3,770,029
Windstream Corp.	2,842	31,091

		7,092,502

Transportation — 0.5%
Con-Way, Inc.	1,292	56,990
Frontline Ltd.(a)	15,858	762,294

		819,284

Utilities — 3.2%
Edison International	44,356	1,769,805
EMCOR Group, Inc.*(a)	40,105	1,055,564
Entergy Corp.(a)	2,293	204,100
FPL Group, Inc.	27,391	1,377,767
Progress Energy, Inc.	11,037	476,026
Public Service Enterprise Group, Inc.	5,860	192,149
Reliant Energy, Inc.*(a)	95,124	699,161

		5,774,572

TOTAL COMMON STOCKS (cost $192,281,283)		178,927,189

EXCHANGE TRADED FUND — 0.6%

Financial Service — 0.6%
Financial Select Sector SPDR Fund (cost $1,172,087)	54,533	1,079,208

TOTAL LONG-TERM INVESTMENTS (cost $193,453,370)		180,006,397

SHORT-TERM INVESTMENT — 15.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $28,509,577; includes $27,759,741 of cash collateral for securities on loan)(b)(w)	28,509,577	28,509,577

TOTAL INVESTMENTS — 114.9% (cost $221,962,947)		208,515,974
Liabilities in excess of other assets — (14.9)%		(26,983,361)

NET ASSETS — 100.0%		$181,532,613

The following abbreviation is used in Portfolio description:

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,232,673; cash collateral of $27,759,741 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(u)	Represents fractional share.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$208,515,974	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$208,515,974	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	4,901,415	$76,462,076
AST DeAM Large-Cap Value Portfolio	11,047,225	92,244,328
AST Federated Aggressive Growth Portfolio	3,026,957	21,370,315
AST Global Real Estate Portfolio*	1,900,306	14,974,410
AST High Yield Portfolio	1,175,901	7,408,175
AST International Growth Portfolio	7,117,830	71,605,371
AST International Value Portfolio	5,095,109	72,452,457
AST Large-Cap Value Portfolio	10,220,233	135,111,481
AST Marsico Capital Growth Portfolio	10,222,554	172,352,261
AST MFS Growth Portfolio	10,680,718	96,126,458
AST Mid-Cap Value Portfolio	942,944	9,363,435
AST Money Market Portfolio	112,912	112,912
AST Neuberger Berman Mid-Cap Growth Portfolio*	683,241	11,744,910
AST Parametric Emerging Markets Equity Portfolio*	2,125,429	14,792,983
AST PIMCO Total Return Bond Portfolio	39,046,029	441,220,126
AST Small-Cap Value Portfolio	1,934,618	21,957,910
AST T. Rowe Price Global Bond Portfolio	711,438	7,939,645
AST T. Rowe Price Large-Cap Growth Portfolio	12,299,914	110,822,225
AST T. Rowe Price Natural Resources Portfolio	554,081	14,993,430
AST Western Asset Core Plus Bond Portfolio	11,058,457	108,041,123

TOTAL LONG-TERM INVESTMENTS (cost $1,779,478,579)		1,501,096,031

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $8,091,888)	8,091,888	8,091,888

TOTAL INVESTMENTS — 99.9% (cost $1,787,570,467)(w)		1,509,187,919
Other assets in excess of liabilities — 0.1%		1,702,038

NET ASSETS — 100.0%		$1,510,889,957

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$1,509,187,919	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,509,187,919	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 9.6%
U.S. GOVERNMENT AGENCY MORTGAGE – BACKED SECURITY — 5.0%
Federal National Mortgage Association (cost $7,118,125)
6.00%	TBA	$7,000	$7,076,566

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Bank
5.125%	08/25/16	1,260	1,306,640
Federal National Mortgage Association
5.375%(c)	06/12/17	290	304,057

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,617,568)			1,610,697

U.S. TREASURY SECURITIES — 3.5%
U.S. Treasury Notes
4.00%	08/15/18	1,210	1,227,205
U.S. Treasury Strips
4.03%(b)(c)	11/15/15	4,900	3,765,248

TOTAL U.S. TREASURY SECURITIES (cost $5,013,702)			4,992,453

TOTAL LONG-TERM INVESTMENTS (cost $13,749,395)			13,679,716

	Shares
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND — 82.0%
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $116,982,999)	116,982,999	116,982,999

TOTAL INVESTMENTS — 91.6% (cost $130,732,394)		130,662,715
Other assets in excess of liabilities(d) — 8.4%		12,063,671

NET ASSETS — 100.0%		$142,726,386

The following abbreviation is used in Portfolio descriptions:
TBA To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Security segregated as collateral for futures contracts.

(d)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Position:
74	Euro Bond	Dec 08	$17,883,247	$17,860,825	$(22,422)

Short Positions:
9	2 Year U.S. Treasury Notes	Dec 08	1,915,408	1,920,938	(5,530)
5	5 Year U.S. Treasury Notes	Dec 08	563,061	561,172	1,889
8	10 Year U.S. Treasury Notes	Dec 08	931,960	917,000	14,960
10	20 Year U.S. Treasury Bonds	Dec 08	1,196,512	1,171,718	24,794

					36,113

					$13,691

Interest rate swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)
Citibank NA(a)	12/31/2015	$8,175	4.09%	3 month LIBOR	$(147,804)
Deutsche Bank AG (a)	12/31/2015	5,000	4.03%	3 month LIBOR	(80,404)
JP Morgan Chase Bank(a)	12/31/2015	1,329	4.90%	3 month LIBOR	60,704
JP Morgan Chase Bank(a)	12/31/2015	4,523	4.84%	3 month LIBOR	187,707
JP Morgan Chase Bank(a)	12/31/2015	3,562	4.62%	3 month LIBOR	79,465
JP Morgan Chase Bank(a)	12/31/2015	11,400	4.61%	3 month LIBOR	253,194
JP Morgan Chase Bank(a)	12/31/2015	6,936	4.49%	3 month LIBOR	94,532
JP Morgan Chase Bank(b)	12/31/2015	1,010	4.39%	3 month LIBOR	3,879
JP Morgan Chase Bank(a)	12/31/2015	10,201	4.11%	3 month LIBOR	(168,210)
JP Morgan Chase Bank(a)	12/31/2015	4,355	4.40%	3 month LIBOR	25,214
JP Morgan Chase Bank(a)	12/31/2015	3,700	4.58%	3 month LIBOR	70,334
JP Morgan Chase Bank(a)	12/31/2015	8,965	3.96%	3 month LIBOR	(248,958)
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	3,620	4.79%	3 month LIBOR	133,650
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,056	4.73%	3 month LIBOR	65,155
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	1,569	4.71%	3 month LIBOR	48,074
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	22,250	3.95%	3 month LIBOR	(642,358)
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	7,010	4.60%	3 month LIBOR	153,028
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	19,500	4.26%	3 month LIBOR	—
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	10,255	4.41%	3 month LIBOR	46,250

					$(66,548)

(a) Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1	- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$116,982,999	$13,691
Level 2 - Other Significant Observable Inputs	13,679,716	—
Level 3 - Significant Unobservable Inputs	—	(66,548)

Total	$130,662,715	$(52,857)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments (OFI)
Balance as of 1/28/08 (commencement of Portfolio)	$—	$—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(66,548)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$(66,548)

* The realized gain earned during the period for other financial instruments was $1,300.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 4.1%
U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
Federal Farm Credit Bank
5.125%	08/25/16	$525	$544,433

U.S. TREASURY SECURITIES — 3.4%
U.S. Treasury Notes
4.00%	08/15/18	1,745	1,769,812
U.S. Treasury Strips
4.52%(b)	11/15/18	1,600	1,038,293

			2,808,105
TOTAL LONG-TERM INVESTMENTS (cost $3,364,710)			3,352,538

	Shares
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND — 61.6%
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $50,382,625)	50,382,625	50,382,625

TOTAL INVESTMENTS — 65.7% (cost $53,747,335)		53,735,163
Other assets in excess of liabilities(c) — 34.3%		28,054,048

NET ASSETS — 100.0%		$81,789,211

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on futures contract and on interest rate swap agreements as follows:

Open futures contract outstanding at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2008	Depreciation

Long Position:
42	Euro Bond	Dec 08	10,149,951	10,137,225	$(12,726)

Interest rate swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)	Rate	Rate	(Depreciation)
Deutsche Bank AG (a)	12/31/2018	$4,997	4.38%	3 month LIBOR	$(39,828)
Citibank, NA(a)	12/31/2018	4,855	4.31%	3 month LIBOR	(114,334)
JP Morgan Chase Bank(a)	12/31/2018	6,501	4.37%	3 month LIBOR	(117,335)
JP Morgan Chase Bank(a)	12/31/2018	3,200	4.83%	3 month LIBOR	99,137
JP Morgan Chase Bank(a)	12/31/2018	2,654	4.75%	3 month LIBOR	61,451
JP Morgan Chase Bank(a)	12/31/2018	839	4.64%	3 month LIBOR	8,773
JP Morgan Chase Bank(a)	12/31/2018	1,510	4.60%	3 month LIBOR	8,549
JP Morgan Chase Bank(a)	12/31/2018	7,210	4.20%	3 month LIBOR	(253,071)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	6,950	4.60%	3 month LIBOR	34,958
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	29,000	4.46%	3 month LIBOR	—
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	11,680	4.21%	3 month LIBOR	(398,755)

					$(710,455)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1	- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$50,382,625	$(12,726)
Level 2 - Other Significant Observable Inputs	3,352,538	—
Level 3 - Significant Unobservable Inputs	—	(710,455)

Total	$53,735,163	$(723,181)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments (OFI)
Balance as of 1/28/08 (commencement of Portfolio)	$—	$—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(710,455)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$(710,455)

* The realized loss during the period for other financial instruments was $184,000.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 5.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Farm Credit Bank
5.125%	08/25/16	$615	$637,765

U.S. TREASURY OBLIGATIONS — 4.3%
United States Treasury Notes
4.00%(c)	08/15/18	1,670	1,693,745
United States Treasury Strips
4.68%(b)(c)	11/15/19	2,075	1,266,435

			2,960,180

TOTAL LONG-TERM INVESTMENTS (cost $3,582,186)			3,597,945

	Shares
SHORT-TERM INVESTMENT — 85.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (a) (cost $59,363,579)	59,363,579	59,363,579

TOTAL INVESTMENTS — 90.8% (cost $62,945,765)		62,961,524
Other assets in excess of liabilities(d) — 9.2%		6,396,561

NET ASSETS — 100.0%		$69,358,085

#	Principal amount is shown in U.S. dollar unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Segregated as collateral for futures contracts.

(d)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Open futures contracts outstanding at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation/
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)
Long Positions:
50	Euro Bond	Dec 2008	$12,083,275	$12,068,125	$(15,150)
Short Position:
1	U.S. Treasury 10 Yr. Note	Dec 2008	114,765	114,625	140

					$(15,010)

Interest rate swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation/
Counterparty(a)	Date	(000)	Rate	Rate	(Depreciation)
JP Morgan Chase Bank	12/31/2019	$5,220	4.26000%	3 month LIBOR	$(191,835)
Merrill Lynch Capital Services	12/31/2019	10,500	4.26931%	3 month LIBOR	(377,370)
JP Morgan Chase Bank	12/31/2019	7,050	4.42800%	3 month LIBOR	(125,564)
Deutsche Bank AG	12/31/2019	4,995	4.47589%	3 month LIBOR	(19,782)
Merrill Lynch Capital Services	12/31/2019	6,800	4.49979%	3 month LIBOR	—
Merrill Lynch Capital Services	12/31/2019	14,000	4.63933%	3 month LIBOR	70,420
JP Morgan Chase Bank	12/31/2019	1,780	4.66001%	3 month LIBOR	14,991
JP Morgan Chase Bank	12/31/2019	934	4.69500%	3 month LIBOR	11,736
JP Morgan Chase Bank	12/31/2019	3,995	4.70500%	3 month LIBOR	60,964
JP Morgan Chase Bank	12/31/2019	2,159	4.79535%	3 month LIBOR	57,395
JP Morgan Chase Bank	12/31/2019	5,376	4.81000%	3 month LIBOR	146,645
JP Morgan Chase Bank	12/31/2019	3,700	4.89100%	3 month LIBOR	132,314

LIBOR - London Interbank Offered Rate					$(220,086)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1	- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$59,363,579	$(15,010)
Level 2 - Other Significant Observable Inputs	3,597,945	—
Level 3 - Significant Unobservable Inputs	—	(220,086)

Total	$62,961,524	$(235,096)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments (OFI)
Balance as of 1/28/08 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(220,086)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$(220,086)

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

AFFILIATED MUTUAL FUNDS
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	16,388,940	$255,667,462
AST DeAM Large-Cap Value Portfolio	36,919,607	308,278,722
AST Federated Aggressive Growth Portfolio	10,109,357	71,372,059
AST Global Real Estate Portfolio*	6,311,960	49,738,247
AST High Yield Portfolio	1,884,464	11,872,124
AST International Growth Portfolio	23,847,626	239,907,115
AST International Value Portfolio	17,087,105	242,978,626
AST Large-Cap Value Portfolio	34,240,875	452,664,361
AST Marsico Capital Growth Portfolio	33,998,715	573,218,328
AST MFS Growth Portfolio	35,512,289	319,610,598
AST Mid-Cap Value Portfolio	3,154,601	31,325,185
AST Money Market Portfolio	4,490,967	4,490,967
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,285,764	39,292,286
AST Parametric Emerging Markets Equity Portfolio*	7,040,727	49,003,458
AST PIMCO Total Return Bond Portfolio	62,271,173	703,664,250
AST Small-Cap Value Portfolio	6,474,082	73,480,836
AST T. Rowe Price Global Bond Portfolio	49,610	553,649
AST T. Rowe Price Large-Cap Growth Portfolio	41,128,873	370,571,148
AST T. Rowe Price Natural Resources Portfolio	1,742,810	47,160,443
AST Western Asset Core Plus Bond Portfolio	17,549,985	171,463,357

TOTAL LONG-TERM INVESTMENTS (cost $5,030,837,382)		4,016,313,221

SHORT-TERM INVESTMENT — 0.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $18,817,068)	18,817,068	18,817,068

TOTAL INVESTMENTS(w) — 99.2% (cost $5,049,654,450)		4,035,130,289
Other assets in excess of liabilities — 0.8%		30,650,655

NET ASSETS — 100.0%		$4,065,780,944

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$4,035,130,289	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$4,035,130,289	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%

AFFILIATED MUTUAL FUNDS — 90.2%
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	265,004	$4,134,055
AST DeAM Large-Cap Value Portfolio	594,132	4,961,006
AST Federated Aggressive Growth Portfolio	741,894	5,237,772
AST International Growth Portfolio	1,132,026	11,388,182
AST Large-Cap Value Portfolio	570,473	7,541,658
AST Marsico Capital Growth Portfolio	518,154	8,736,083
AST MFS Growth Portfolio	539,157	4,852,415
AST Mid-Cap Value Portfolio	60,245	598,234
AST Money Market Portfolio	3,429,947	3,429,947
AST Neuberger Berman Mid-Cap Growth Portfolio*	37,948	652,322
AST PIMCO Total Return Bond Portfolio	815,539	9,215,588
AST T. Rowe Price Large-Cap Growth Portfolio	650,975	5,865,288
AST Western Asset Core Plus Bond Portfolio	238,073	2,325,975

TOTAL AFFILIATED MUTUAL FUNDS (cost $78,797,053)(w)		68,938,525

COMMON STOCKS — 9.9%

Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return ETN*	20,368	1,049,767
iShares MSCI Emerging Markets Index Fund	72,760	2,512,403
iShares MSCI Hong Kong Index Fund	123,171	1,627,089
iShares S&P Global Technology Sector Index Fund	48,876	2,386,126

TOTAL COMMON STOCKS (cost $9,200,866)		7,575,385

TOTAL INVESTMENTS — 100.1% (cost $87,997,919)		76,513,910
Liabilities in excess of other assets — (0.1)%		(67,196)

NET ASSETS — 100.0%		$76,446,714

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$76,513,910	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$76,513,910	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.7%

AFFILIATED MUTUAL FUNDS — 90.5%
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	241,249	$3,763,486
AST DeAM Large-Cap Value Portfolio	549,491	4,588,247
AST Federated Aggressive Growth Portfolio	929,796	6,564,359
AST International Growth Portfolio	1,099,370	11,059,660
AST International Value Portfolio	156,768	2,229,235
AST Large-Cap Value Portfolio	523,216	6,916,922
AST Marsico Capital Growth Portfolio	529,987	8,935,589
AST MFS Growth Portfolio	552,048	4,968,436
AST Mid-Cap Value Portfolio	53,124	527,523
AST Money Market Portfolio	12,462,345	12,462,345
AST Neuberger Berman Mid-Cap Growth Portfolio*	38,855	667,917
AST PIMCO Total Return Bond Portfolio	2,205,751	24,924,988
AST T. Rowe Price Large-Cap Growth Portfolio	665,401	5,995,262
AST Western Asset Core Plus Bond Portfolio	643,685	6,288,799

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,277,108)		99,892,768

COMMON STOCKS — 10.2%

Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return*	29,562	1,523,625
iShares MSCI Emerging Markets Index Fund	108,231	3,737,216
iShares MSCI Hong Kong Index Fund	183,685	2,426,479
iShares S&P Global Technology Sector Index Fund	73,535	3,589,979

TOTAL COMMON STOCKS (cost $13,548,857)		11,277,299

TOTAL INVESTMENTS(w) — 100.7% (cost $124,825,965)		111,170,067
Liabilities in excess of other assets — (0.7)%		(807,110)

NET ASSETS — 100.0%		$110,362,957

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$111,170,067	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$111,170,067	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS

Apartment — 12.7%
American Campus Communities, Inc., REIT	76,067	$2,577,150
AvalonBay Communities, Inc., REIT	121,760	11,983,619
BRE Properties, Inc., REIT	92,986	4,556,314
Camden Property Trust, REIT	46,769	2,144,826
Education Realty Trust, Inc., REIT	24,689	273,554
Equity Residential Properties Trust, REIT	432,907	19,225,400
Essex Property Trust, Inc., REIT	4,364	516,392
UDR, Inc., REIT	174,252	4,556,690

		45,833,945

Diversified Operations — 7.1%
Vornado Realty Trust, REIT	282,169	25,663,271

Free Standing — 0.4%
National Retail Properties, Inc., REIT	58,425	1,399,279

HealthCare — 6.6%
HCP, Inc., REIT	63,941	2,565,952
Health Care REIT, Inc., REIT	138,165	7,354,523
Healthcare Realty Trust, Inc., REIT	37,247	1,085,750
Omega Healthcare Investors, Inc., REIT	81,323	1,598,810
Ventas, Inc., REIT	221,523	10,947,667

		23,552,702

Hotels — 7.9%
Hospitality Properties Trust, REIT	77,562	1,591,572
Host Hotels & Resorts, Inc., REIT	1,073,602	14,268,171
LaSalle Hotel Properties, REIT	120,165	2,802,248
Starwood Hotels & Resorts Worldwide, Inc.	316,912	8,917,904
Strategic Hotels & Resorts, Inc., REIT	111,390	840,994

		28,420,889

Industrial — 4.9%
AMB Property Corp., REIT	42,072	1,905,861
DCT Industrial Trust, Inc., REIT	2,269	16,995
EastGroup Properties, Inc., REIT	47,748	2,317,688
ProLogis, REIT	327,032	13,496,611

		17,737,155

Manufactured Home — 2.0%
Equity LifeStyle Properties, Inc., REIT	137,299	7,280,966

Office — 14.3%
Boston Properties, Inc., REIT	233,298	21,850,691
Brandywine Realty Trust, REIT	204,137	3,272,316
Brookfield Properties Corp. (Canada)	114,896	1,794,288
Douglas Emmett, Inc., REIT	255,612	5,896,969
Highwoods Properties, Inc., REIT	106,146	3,774,552
Kilroy Realty Corp., REIT	102,209	4,884,568
Mack-Cali Realty Corp., REIT	138,088	4,677,041
Maguire Properties, Inc., REIT	107,704	641,916
SL Green Realty Corp., REIT	72,452	4,694,889

		51,487,230

Office/Industrial — 2.8%
Liberty Property Trust, REIT	156,871	5,906,193
PS Business Parks, Inc., REIT	68,682	3,956,083

		9,862,276

Regional Mall — 18.7%
General Growth Properties, Inc., REIT	159,429	2,407,378
Macerich Co. (The), REIT	284,844	18,130,320
Simon Property Group, Inc., REIT	406,956	39,474,732
Taubman Centers, Inc., REIT	148,741	7,437,050

		67,449,480

Self Storage — 7.6%
Public Storage, Inc., REIT	277,456	27,470,919

Shopping Centers — 12.0%
Acadia Realty Trust, REIT	1,151	29,063
Developers Diversified Realty Corp., REIT	203,185	6,438,933
Equity One, Inc., REIT	1,398	28,645
Federal Realty Investment Trust, REIT	168,692	14,440,035
Kimco Realty Corp., REIT	99,374	3,670,875
Regency Centers Corp., REIT	245,535	16,374,729
Weingarten Realty Investors, REIT	60,543	2,159,569

		43,141,849

Specialty — 1.2%
Digital Realty Trust, Inc., REIT	20,695	977,839
DuPont Fabros Technology, Inc., REIT	226,355	3,451,914

		4,429,753

TOTAL LONG-TERM INVESTMENTS (cost $357,652,824)		353,729,714

SHORT-TERM INVESTMENT — 3.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $12,102,689)(w)	12,102,689	12,102,689

TOTAL INVESTMENTS — 101.6% (cost $369,755,513)		365,832,403
Liabilities in excess of other assets — (1.6)%		(5,788,941)

NET ASSETS — 100.0%		$360,043,462

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1	- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$365,832,403	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$365,832,403	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS — 96.8%

Aerospace — 2.4%
General Dynamics Corp.	166,000	$12,220,920
Northrop Grumman Corp.	59,300	3,590,022

		15,810,942

Agriculture — 1.0%
Bunge Ltd.(a)	102,900	6,501,222

Airlines — 1.6%
Southwest Airlines Co.(a)	742,200	10,769,322

Apparel — 0.1%
Jones Apparel Group, Inc.	28,600	529,386

Automotive Parts — 1.0%
Autoliv, Inc.	38,700	1,306,125
Goodyear Tire & Rubber Co. (The)*(a)	337,300	5,164,063

		6,470,188

Beverages — 1.5%
Pepsi Bottling Group, Inc.	328,300	9,576,511

Biotechnology — 1.6%
Amgen, Inc.*(a)	182,200	10,798,994

Broadcasting — 1.1%
CBS Corp. (Class B Stock)	504,400	7,354,152

Chemicals — 0.9%
Ashland, Inc.	207,000	6,052,680

Commercial Banks — 2.7%
State Street Corp.	192,000	10,920,960
U.S. Bancorp	187,200	6,742,944

		17,663,904

Commercial Services — 1.5%
McKesson Corp.	29,400	1,582,014
SAIC, Inc.*	94,300	1,907,689
United Rentals, Inc.*(a)	410,900	6,262,116

		9,751,819

Computer Hardware — 0.2%
Lexmark International, Inc. (Class A Stock)*(a)	49,200	1,602,444

Computer Services & Software — 0.9%
Computer Sciences Corp.*(a)	139,500	5,598,135

Conglomerates — 0.4%
Altria Group, Inc.	138,500	2,747,840

Construction — 0.3%
NVR, Inc.*(a)	3,400	1,944,800

Consumer Products & Services — 2.9%
Procter & Gamble Co.(a)	277,000	19,304,130

Containers & Packaging — 0.8%
Owens-Illinois, Inc.*	185,700	5,459,580

Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	70,200	2,681,640
CIT Group, Inc.	188,200	1,309,872
Citigroup, Inc.	91,175	1,869,999
Goldman Sachs Group, Inc. (The)	93,400	11,955,200
Nasdaq OMX Group (The)*	81,000	2,476,170
Raymond James Financial, Inc.(a)	155,800	5,138,284

		25,431,165

Diversified Machinery — 1.6%
Flowserve Corp.	50,300	4,465,131
Gardner Denver, Inc.*	181,200	6,291,264

		10,756,395

Electric — 0.5%
Dominion Resources, Inc.	53,800	2,301,564
PG&E Corp.	28,000	1,048,600

		3,350,164

Electronic Components & Equipment — 3.2%
Avnet, Inc.*	139,800	3,443,274
General Electric Co.	699,500	17,837,250

		21,280,524

Electronics — 1.3%
Jabil Circuit, Inc.	893,300	8,522,082

Financial — Bank & Trust — 7.6%
Bank of America Corp.	361,000	12,635,000
Northern Trust Corp.	18,200	1,314,040
PNC Financial Services Group, Inc.(a)	158,900	11,869,830
Wells Fargo & Co.(a)	638,200	23,951,646

		49,770,516

Financial Services — 4.3%
Bank of New York Mellon Corp. (The)	245,600	8,001,648
JPMorgan Chase & Co.	379,984	17,745,253
Morgan Stanley(a)	118,800	2,732,400

		28,479,301

Food — 2.0%
General Mills, Inc.	98,500	6,768,920
Kroger Co. (The)(a)	51,300	1,409,724
Tyson Foods, Inc. (Class A Stock)(a)	417,200	4,981,368

		13,160,012

Gas — 0.2%
Centerpoint Energy, Inc.	57,600	839,232
UGI Corp.	23,400	603,252

		1,442,484

Healthcare Products — 1.8%
Johnson & Johnson	167,600	11,611,328

Healthcare Services — 1.7%
Community Health Systems, Inc.*	92,600	2,714,106
LifePoint Hospitals, Inc.*(a)	173,100	5,563,434
Universal Health Services, Inc. (Class B Stock)	56,000	3,137,680

		11,415,220

Insurance — 4.7%
Allied World Assurance Holdings Ltd. (Bermuda)	77,500	2,752,800
First American Corp.	78,600	2,318,700

Hartford Financial Service Group, Inc. (The)	217,900	8,931,721
MetLife, Inc.(a)	221,200	12,387,200
Progressive Corp. (The)	131,600	2,289,840
Reinsurance Group of America, Inc. (Class A Stock)(a)	44,000	2,376,000

		31,056,261

Internet — 0.2%
Symantec Corp.*	52,900	1,035,782

Iron & Steel — 0.2%
Steel Dynamics, Inc.	86,700	1,481,703

Leisure Time — 0.4%
Carnival Corp.(a)	82,600	2,919,910

Machinery & Equipment — 0.1%
AGCO Corp.*(a)	7,300	311,053

Managed Healthcare — 1.5%
Aetna, Inc.	269,900	9,746,089

Media — 2.2%
Comcast Corp. (Class A Stock)	713,300	14,002,079
Liberty Global, Inc. (Class A Stock)*(a)	15,300	463,590

		14,465,669

Metals & Mining — 1.1%
Reliance Steel & Aluminum Co.(a)	188,100	7,142,157

Oil & Gas — 15.8%
Chevron Corp.	228,300	18,830,184
Cimarex Energy Co.(a)	177,400	8,676,634
ConocoPhillips	269,200	19,718,900
Encore Acquisition Co.*(a)	73,000	3,049,940
Exxon Mobil Corp.(a)	347,500	26,986,850
Marathon Oil Corp.	314,100	12,523,167
Noble Energy, Inc.	176,400	9,806,076
ONEOK, Inc.	137,300	4,723,120

		104,314,871

Pharmaceuticals — 4.5%
Merck & Co., Inc.	193,400	6,103,704
Pfizer, Inc.	1,267,500	23,372,700

		29,476,404

Real Estate Investment Trust — 2.8%
Annaly Capital Management, Inc.(a)	62,000	833,900
Apartment Investment & Management Co. (Class A Stock)(a)	27,792	973,291
AvalonBay Communities, Inc.	18,300	1,801,086
Boston Properties, Inc.(a)	30,800	2,884,728
Equity Residential Properties Trust	68,900	3,059,849
HCP, Inc.(a)	26,800	1,075,484
Hospitality Properties Trust(a)	49,900	1,023,948
Host Hotels & Resorts, Inc.(a)	90,100	1,197,429
Kimco Realty Corp.(a)	30,100	1,111,894
ProLogis(a)	51,800	2,137,786
Vornado Realty Trust(a)	24,300	2,210,085

		18,309,480

Retail — 3.6%
BJ’s Wholesale Club, Inc.*(a)	190,600	7,406,716
Gap, Inc. (The)	34,200	608,076
Macy’s, Inc.(a)	426,700	7,672,066
RadioShack Corp.(a)	449,100	7,760,448

		23,447,306

Savings & Loan — 1.2%
Astoria Financial Corp.(a)	86,100	1,784,853
Hudson City Bancorp, Inc.	261,000	4,815,450
New York Community Bankcorp, Inc.	73,000	1,225,670

		7,825,973

Telecommunications — 4.5%
AT&T, Inc.	330,500	9,227,560
Embarq Corp.(a)	8,200	332,510
Verizon Communications, Inc.(a)	615,500	19,751,395

		29,311,465

Transportation — 1.1%
Ryder System, Inc.(a)	118,400	7,340,800

Utilities — 3.9%
American Electric Power Co., Inc.	302,800	11,227,824
Edison International	283,300	11,303,670
Sempra Energy	64,400	3,250,268

		25,781,762

TOTAL COMMON STOCKS (cost $678,818,397)		637,121,925

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE OBLIGATIONS

Retail
Ames Department Stores, Inc., Sr. Notes(i) (cost $12,750)
10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $678,831,147)				637,121,929

SHORT-TERM INVESTMENTS — 14.1%

U.S. TREASURY OBLIGATION(k) — 0.5%
U.S. Treasury Bills (cost $3,783,721)
0.20%	10/16/08		3,785	3,783,444

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 13.6%
Dryden Core Investment Fund — Taxable Money Market Series (cost $89,375,987; includes $82,787,029 of cash collateral for securities on loan)(b)(w)	89,375,987	89,375,987

TOTAL SHORT-TERM INVESTMENTS (cost $93,159,708)		93,159,431

TOTAL INVESTMENTS (o) — 110.9% (cost $771,990,855)	730,281,360
Liabilities in excess of other assets(x) — (10.9)%	(72,011,319)

NET ASSETS — 100.0%	$658,270,041

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $87,279,127; cash collateral of $82,787,029 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(o)	As of September 30, 2008, one security representing $4 and less than 0.001% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:
Future contracts open at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2008	Depreciation
Long Positions:
381	S&P 500 E-Mini	Dec. 08	$23,121,709	$22,238,970	$ (882,739)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$726,497,912	$(882,739)
Level 2 - Other Significant Observable Inputs	3,783,444	—
Level 3 - Significant Unobservable Inputs	4	—

Total	$730,281,360	$(882,739)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/07	$4
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$4

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 105.0%

COMMON STOCKS — 104.2%
Advertising — 0.7%
Focus Media Holding Ltd., ADR (China)*(a)	27,400	$781,174
Greenfield Online, Inc.*	48,300	840,420
National CineMedia, Inc.(a)	80,656	891,249
VisionChina Media Inc., ADR (China)*	8,100	119,151

		2,631,994

Aerospace — 2.1%
Ducommun, Inc.	47,100	1,124,748
Innovative Solutions and Support, Inc.(a)	486,700	2,657,382
LMI Aerospace, Inc.*	15,492	311,544
Teledyne Technologies, Inc.*	26,452	1,511,997
TransDigm Group, Inc.*(a)	19,400	664,062
Triumph Group, Inc.(a)	29,451	1,346,205

		7,615,938

Airlines — 2.9%
Delta Air Lines, Inc.*(a)	232,900	1,735,105
JetBlue Airways Corp.*(a)	448,100	2,218,095
Northwest Airlines Corp.*(a)	668,123	6,033,151
UAL Corp.(a)	92,300	811,317

		10,797,668

Automobile Manufacturers — 1.1%
Copart, Inc.*(a)	32,700	1,242,600
Piaggio & Co., SpA, 144A (Italy)	1,265,400	2,843,848

		4,086,448

Automotive Parts — 2.8%
CLARCOR, Inc.(a)	111,500	4,231,425
Fuel Systems Solutions, Inc.*	31,100	1,071,395
O’Reilly Automotive, Inc.*(a)	150,800	4,036,916
Titan International, Inc.(a)	57,187	1,219,227

		10,558,963

Beverages — 0.4%
Green Mountain Coffee Roasters, Inc.*(a)	40,358	1,587,684
Biotechnology — 1.4%
BELLUS Health, Inc. (Canada)*(a)	110,000	106,700
Epigenomics AG (Germany)*	81,100	238,687
OSI Pharmaceuticals, Inc.*(a)	81,700	4,026,993
Piramal Life Sciences Ltd. (India)*	3,160	9,093
Qiagen NV (Netherlands)*	42,200	833,921

		5,215,394

Building Materials — 2.0%
Beacon Roofing Supply, Inc.*	74,359	1,161,488
Cemex SAB de CV, ADR (Mexico)*(a)	91,900	1,582,518
Eagle Materials, Inc.(a)	138,100	3,089,297
Simpson Manufacturing Co., Inc.(a)	54,900	1,487,241

		7,320,544

Business Services — 2.5%
Arbitron, Inc.	18,300	817,827
ChinaCast Education Corp. (China)*(a)	228,300	570,750
CoStar Group, Inc.*(a)	40,000	1,815,600
Ctrip.com International Ltd., ADR (China)(a)	38,900	1,501,929
Kenexa Corp.*	195,757	3,091,003
Media & Entertainment Holdings, Inc.*	102,800	788,990
Onvia, Inc.*(a)	176,698	784,539

		9,370,638

Cable Television — 1.3%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	69,100	4,519,140
Lodgenet Interactive Corp.*(a)	82,048	166,557

		4,685,697

Chemicals — 0.2%
Intrepid Potash, Inc.*	13,950	414,594
Jubilant Organosys Ltd. (India)	38,200	233,108

		647,702

Clothing & Apparel — 1.3%
Belle International Holdings Ltd. (China)	128,100	92,046
Deckers Outdoor Corp.*(a)	14,244	1,482,516
G-III Apparel Group Ltd.*	23,851	446,252
Gymboree Corp.*(a)	39,061	1,386,665
Revlon, Inc. (Class A Stock)*	7,346	109,088
True Religion Apparel, Inc.*(a)	52,567	1,358,857

		4,875,424

Commercial Services — 1.3%
Aaron Rents, Inc.(a)	54,600	1,478,022
DynCorp International, Inc. (Class A Stock)*	28,756	481,951
Emergency Medical Services Corp. (Class A Stock)*(a)	25,622	765,585
Hackett Group, Inc. (The)*	19,055	103,659
Iron Mountain, Inc.*(a)	33,300	812,853
Lender Processing Services, Inc.	5,200	158,704
SEB — Sistema Educacional Brasileiro SA (Brazil)*	33,400	245,730
SM&A*	68,850	209,993
TNS, Inc.*	23,338	452,057

		4,708,554

Commercial Services & Supplies — 0.7%
Albany Molecular Research, Inc.*	29,959	541,958
Kendle International, Inc.*	10,914	487,965
Tetra Tech, Inc.*(a)	60,728	1,461,116

		2,491,039

Computer Hardware — 0.8%
Commvault Systems, Inc.*	160,800	1,937,640
Synaptics, Inc.*(a)	38,331	1,158,363

		3,096,003

Computer Services & Software — 8.1%
Advent Software, Inc.*(a)	38,138	1,343,602
ArcSight, Inc.*	13,004	99,220
ATA, Inc., ADR (China)*	23,070	210,860
Ceragon Networks Ltd. (Israel)*(a)	73,350	542,056

Compellent Technologies, Inc.*(a)	79,800	989,520
Compugroup Holding AG (Germany)*	51,000	333,431
Computer Programs & Systems, Inc.	15,563	450,549
Factset Research Systems, Inc.(a)	38,300	2,001,175
Fundtech Ltd. (Israel)*	112,600	1,560,636
iGate Corp.*	34,771	301,465
IHS, Inc. (Class A Stock)*(a)	31,000	1,476,840
Magma Design Automation, Inc.*	98,487	395,918
Manhattan Associates, Inc.*	15,758	352,034
Mantech International Corp. (Class A Stock)*	3,948	234,077
Mastech Holdings, Inc.*	2,318	17,617
Monotype Imaging Holdings, Inc.*(a)	255,200	2,840,376
MSCI, Inc. (Class A Stock)*	27,650	663,600
Ness Technologies, Inc. (Israel)*	101,200	1,160,764
Netezza Corp.*	90,900	964,449
Omniture, Inc.*(a)	138,000	2,533,680
SI International, Inc.*	26,000	781,300
SkillSoft PLC, ADR (Ireland)*	72,400	757,304
Solera Holdings, Inc.*	202,674	5,820,797
Sykes Enterprises, Inc.*	77,573	1,703,503
Syntel, Inc.	25,112	615,244
Telecity Group PLC (United Kingdom)*	99,450	391,978
Websense, Inc.*(a)	63,743	1,424,656

		29,966,651

Construction — 1.4%
Meritage Homes Corp.*(a)	214,770	5,304,819

Consumer Products & Services — 2.0%
Fossil, Inc.*(a)	53,982	1,523,912
Hypermarcas SA (Brazil)*	165,800	1,130,078
Nu Skin Enterprises, Inc. (Class A Stock)(a)	62,820	1,018,941
Tupperware Brands Corp.	42,830	1,183,393
Vanceinfo Technologies, Inc., ADR (China)*	256,300	1,865,864
Wolverine World Wide, Inc.	29,875	790,791

		7,512,979

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	9,939	652,197

Cosmetics & Toiletries — 0.3%
Bare Escentuals, Inc.*(a)	63,500	690,245
Inter Parfums, Inc.	23,766	322,267

		1,012,512

Distribution/Wholesale — 0.1%
Houston Wire & Cable Co.(a)	32,255	553,818

Diversified Operations — 0.5%
MAX India Ltd. (India)*	80,172	284,953
Raven Industries, Inc.	23,060	907,411
RHJ International SA (Belgium)*	56,925	516,310

		1,708,674

Education — 0.8%
American Public Education, Inc.*(a)	9,193	443,838
ChinaEdu Corp., ADR (China)*	12,150	49,694
Corinthian Colleges, Inc.*(a)	92,754	1,391,310
New Oriental Education & Technology Group, Inc., ADR (China)*	14,700	944,328

		2,829,170

Electric — 0.5%
ITC Holdings Corp.(a)	35,600	1,843,012

Electrical Equipment — 0.2%
Graham Corp.	12,885	697,078

Electronic Components & Equipment — 2.8%
Axsys Technologies, Inc.*(a)	24,161	1,424,049
Badger Meter, Inc.(a)	7,240	339,918
Cogent, Inc.*	117,803	1,203,947
EnergySolutions, Inc.	13,950	139,500
FLIR Systems, Inc.*(a)	33,743	1,296,406
LaBarge, Inc.*	12,659	190,644
Rural Electrification Corp. Ltd. (India)	594,317	1,045,991
Spire Corp.*	196,056	2,785,956
Vicor Corp.	59,809	531,104
Woodward Governor Co.	41,293	1,456,404

		10,413,919

Energy — 0.4%
GT Solar International, Inc.*(a)	131,900	1,431,115
PNOC Energy Development Corp. (Philippines)	780,100	67,948

		1,499,063

Energy — Oil Services — 0.3%
Oil States International, Inc.*	30,049	1,062,232

Engineering/Construction — 0.1%
ENGlobal Corp.*(a)	22,072	292,895

Entertainment & Leisure — 0.6%
Aicon SpA (Italy)*	157,550	129,769
Life Time Fitness, Inc.*(a)	26,460	827,404
Orchard Enterprises, Inc.*	73,122	270,553
Polaris Industries, Inc.(a)	23,867	1,085,710

		2,313,436

Environmental Services — 0.4%
Calgon Carbon Corp.*(a)	43,808	891,931
Dawson Geophysical Co.*	14,305	667,900

		1,559,831

Equipment Services — 0.4%
AZZ, Inc.*(a)	32,808	1,357,267

Financial — Bank & Trust — 0.4%
ICICI Bank Ltd., ADR (India)(a)	3,900	91,728
Penson Worldwide, Inc.*	34,373	476,753
Redecard SA (Brazil)	28,950	360,563
Redecard SA, GDR, 144A (Brazil)*	16,350	401,769

		1,330,813

Financial Services — 3.6%
Affiliated Managers Group, Inc.*(a)	23,100	1,913,835
Capital One Financial Corp.(a)	12,400	632,400
Encore Capital Group, Inc.*(a)	21,010	287,837
GlobalOptions Group, Inc.*(a)	106,400	211,736
Hambrecht Asia Acquisition Corp. (Hong Kong)*	30,100	228,760

Interactive Brokers Group, Inc.*(a)	51,882	1,150,224
JPMorgan Chase & Co.	184,300	8,606,810
World Acceptance Corp.*(a)	11,441	411,876

		13,443,478

Food — 1.4%
Diamond Foods, Inc.	4,942	138,524
Flowers Foods, Inc.	23,004	675,398
Lance, Inc.	143,800	3,262,822
Nash Finch Co.(a)	25,111	1,082,786
Overhill Farms, Inc.*	28,748	148,052

		5,307,582

Furniture
Poltrona Frau SpA (Italy)	18,750	27,000

Healthcare — Medical Products — 0.4%
PAREXEL International Corp.*	54,217	1,553,859

Healthcare Equipment & Supplies — 0.3%
Hologic, Inc.*(a)	53,600	1,036,088

Healthcare Products — 1.1%
Cyberonics, Inc.*(a)	52,435	891,395
Kensey Nash Corp.*	27,126	853,384
Merit Medical Systems, Inc.*	46,344	869,877
Synovis Life Technologies, Inc.*	4,981	93,742
Thoratec Corp.*(a)	55,492	1,456,665

		4,165,063

Healthcare Providers & Services — 0.6%
Gentiva Health Services, Inc.*	40,416	1,088,807
LHC Group, Inc.*	34,825	991,816

		2,080,623

Healthcare Services — 1.3%
Amedisys, Inc.*(a)	30,814	1,499,717
athenahealth, Inc.*(a)	48,246	1,605,145
Genoptix, Inc.*	32,024	1,046,224
IPC The Hospitalist Co., Inc.*	5,200	133,640
Protalix BioTherapeutics, Inc. (Israel)*(a)	85,900	191,557
Seattle Genetics, Inc.*	33,350	356,845

		4,833,128

Hotels & Motels — 0.1%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	15,033	362,746
Universal Travel Group (China)*(a)	59,300	61,672

		424,418

Industrial Products — 1.8%
Barnes Group, Inc.	17,672	357,328
Entropic Communications, Inc.*(a)	315,400	444,714
NN, Inc.	17,036	218,913
Renesola Ltd. (China)*	134,300	711,173
Renesola Ltd., ADR (China)*(a)	119,600	1,254,604
Roper Industries, Inc.	10,214	581,789
Trinity Industries, Inc.(a)	114,900	2,956,377

		6,524,898

Insurance — 2.1%
Alleghany Corp.*(a)	5,000	1,825,000
Life Partners Holdings, Inc.(a)	15,672	563,713
Philadelphia Consolidated Holding Corp.*	43,900	2,571,223
Willis Group Holdings Ltd. (United Kingdom)	84,800	2,735,648

		7,695,584

Internet Services — 3.8%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	258,287	369,350
Bidz.com, Inc.*(a)	36,600	316,956
Digital River, Inc.*(a)	39,083	1,266,289
eBay, Inc.*	30,500	682,590
eResearchTechnology, Inc.*	86,091	1,025,344
Gmarket, Inc., ADR (Korea)*	50,200	1,166,648
Intellon Corp.*	83,950	307,257
Ipass, Inc.*(a)	710,300	1,534,248
Jupitermedia Corp.*	529,816	614,587
Monster Worldwide, Inc.*(a)	24,376	363,446
NaviSite, Inc.*	299,900	599,800
NIC, Inc.	68,000	469,200
Online Resources Corp.*	123,940	963,014
PC-Tel, Inc.	31,140	290,225
Perfect World Co. Ltd., ADR (China)*(a)	36,100	810,084
Priceline.com, Inc.*	12,443	851,474
RADWARE Ltd. (Israel)*	166,500	1,386,945
Sapient Corp.*	79,327	589,400
ValueClick, Inc.*	62,222	636,531

		14,243,388

Internet Software & Services — 0.1%
Vasco Data Security International, Inc.*	22,318	231,214

Machinery & Equipment — 1.2%
Blount International, Inc.*	18,753	208,721
Chart Industries, Inc.*	22,301	636,917
Columbus McKinnon Corp.*	23,848	562,097
DXP Enterprises, Inc.*	11,375	606,401
Robbins & Myers, Inc.(a)	46,641	1,442,606
Sauer-Danfoss, Inc.	12,077	298,181
Wabtec Corp.	10,259	525,569

		4,280,492

Manufacturing — 0.5%
Hexcel Corp.*	39,800	544,862
Koppers Holdings, Inc.(a)	34,854	1,303,888

		1,848,750

Media — 0.2%
Dolan Media Co.*(a)	59,400	599,346
Medical Supplies & Equipment — 3.1%
Arena Pharmaceuticals, Inc.*(a)	168,500	842,500
CardioNet, Inc.*	36,900	921,024
Conceptus, Inc.*	505	8,373
Endologix, Inc.*	87,900	178,437
Illumina, Inc.*(a)	56,600	2,293,998
Incyte Corp.*(a)	191,400	1,464,210
Insulet Corp.*(a)	28,260	393,379
Masimo Corp.*	35,900	1,335,480
Natus Medical, Inc.*(a)	70,400	1,595,264
Orthofix International NV (Netherlands)*	79,800	1,486,674
Thermage, Inc.*	8,700	29,841
ThermoGenesis Corp., PIPE*(a)	187,952	234,940
Vnus Medical Technologies, Inc.*	43,078	901,623

		11,685,743

Metals & Mining — 0.8%
Furmanite Corp.*	39,066	406,677
Hawk Corp. (Class A Stock)*	11,425	229,985
Haynes International, Inc.*	2,941	137,727
Sun Hydraulics Corp.	38,408	1,000,144
Valmont Industries, Inc.	16,565	1,369,760

		3,144,293

Oil & Gas — 1.0%
Basic Energy Services, Inc.*	57,869	1,232,610
Crosstex Energy, Inc.	49,235	1,229,398
Gulf Island Fabrication, Inc.(a)	34,511	1,189,594
Natural Gas Services Group, Inc.*	9,256	161,702

		3,813,304

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	531,000	198,642
Xerium Technologies, Inc.	24,913	160,440

		359,082

Personnel Services — 0.3%
SuccessFactors, Inc.*(a)	95,800	1,044,220

Pharmaceuticals — 9.9%
Adaltis, Inc. (OTC)(Canada)	41,000	5,779
Adaltis, Inc. (TSX) (Canada)*	183,200	25,821
Alkermes, Inc.*(a)	191,148	2,542,268
Allergan, Inc.(a)	46,900	2,415,350
Alnylam Pharmaceuticals, Inc.*(a)	61,400	1,777,530
Auxilium Pharmaceuticals, Inc.*(a)	117,000	3,790,800
Avalon Pharmaceuticals, Inc.*	30,000	9,606
BioMarin Pharmaceutical, Inc.*(a)	71,300	1,888,737
Catalyst Pharmaceutical Partners, Inc.*	188,983	563,169
Cubist Pharmaceuticals, Inc.*(a)	42,800	951,444
Dishman Pharmaceuticals & Chemicals Ltd. (India)	45,300	300,412
Durect Corp.*(a)	41,200	230,720
Dyax Corp.*	206,000	906,400
Dynavax Technologies Corp.*	286,588	415,553
Endo Pharmaceuticals Holdings, Inc.*	34,300	686,000
Glenmark Pharmaceuticals Ltd. (India)	135,300	1,431,283
Hikma Pharmaceuticals PLC (United Kingdom)	19,300	138,840
Isis Pharmaceuticals, Inc.*(a)	156,274	2,639,468
Martrixx Initatives, Inc.*	13,959	251,122
Momenta Pharmaceuticals, Inc.*(a)	65,700	861,327
Mylan, Inc.*(a)	77,000	879,340
Neurocrine Biosciences, Inc.*(a)	148,200	695,058
Newron Pharmaceuticals SpA, 144A (Italy)*	2,400	60,950
Pain Therapeutics, Inc.*(a)	38,912	380,170
Penwest Pharmaceuticals Co.*(a)	304,600	627,476
PetMed Express, Inc.*(a)	71,624	1,124,497
Pharmacopeia, Inc.*	107,400	160,026
Piramal Healthcare Ltd. (India)	75,950	542,166
Progenics Pharmaceuticals, Inc.*(a)	147,600	1,964,556
Regeneron Pharmaceuticals, Inc.*(a)	41,200	899,396
Rigel Pharmaceuticals, Inc.*(a)	29,600	691,160
Spectrum Pharmaceuticals, Inc.*(a)	287,056	404,749
USANA Health Sciences, Inc.*(a)	30,262	1,240,439
Vical, Inc.*	159,800	349,962
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	291,500	4,407,480
WuXi PharmaTech Cayman, Inc., ADR (China)*	45,000	591,750

		36,850,804

Railroads — 0.9%
Kansas City Southern*(a)	78,600	3,486,696
Real Estate — 0.5%
Brasil Brokers Participacoes SA (Brazil)*	221,800	698,188
China Housing & Land Development, Inc. (China)*(a)	137,500	302,500
Xinyuan Real Estate Co. Ltd., ADR (China)*(a)	215,500	743,475

		1,744,163

Restaurants — 3.2%
Buffalo Wild Wings, Inc.*(a)	109,954	4,424,549
California Pizza Kitchen, Inc.*	51,573	663,745
CEC Entertainment, Inc.*(a)	44,687	1,483,608
Cheesecake Factory, Inc. (The)*(a)	17,100	250,002
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	29,000	1,609,210
CKE Restaurants, Inc.(a)	72,324	766,634
Morton’s Restaurant Group, Inc.*	15,000	76,050
Panera Bread Co. (Class A Stock)*(a)	26,389	1,343,200
Texas Roadhouse, Inc. (Class A Stock)*(a)	156,900	1,410,531

		12,027,529

Retail & Merchandising — 4.9%
Aeropostale, Inc.*	2,969	95,335
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)*	15,600	726,725
Buckle, Inc. (The)(a)	26,372	1,464,701
Casey’s General Stores, Inc.(a)	49,102	1,481,407
Cash America International, Inc.	4,197	151,260
Cato Corp. (The) (Class A Stock)	60,177	1,056,106
Children’s Place Retail Stores, Inc. (The)*	13,295	443,388
China Dongxiang Group Co. (China)	4,027,900	1,160,573
China Nepstar Chain Drugstore Ltd., ADR (China)	39,100	191,199
Dick’s Sporting Goods, Inc.*	195,300	3,823,974
Ezcorp, Inc. (Class A Stock)*	51,960	976,848
Geox SpA (Italy)	133,700	1,307,836
hhgregg, Inc.*(a)	245,000	2,388,750
Hibbett Sports, Inc.*(a)	66,532	1,331,971
LJ International, Inc. (Hong Kong)*	77,053	77,824
Lululemon Athletica, Inc. (Canada)*(a)	11,607	267,309
New York & Co., Inc.*	80,406	767,073

Sally Beauty Holdings, Inc.*(a)	62,454	537,104

		18,249,383

Semiconductors — 6.2%
ARM Holdings PLC, ADR (United Kingdom)(a)	111,700	580,840
Aviza Technology, Inc.*	69,000	27,600
Bookham, Inc.*(a)	447,850	506,071
CSR PLC (United Kingdom)*	418,000	1,967,001
Eagle Test Systems, Inc.*	47,000	719,570
First Solar, Inc.*	31,300	5,912,883
MEMC Electronic Materials, Inc.*	207,500	5,863,950
Micrel, Inc.	46,998	426,272
Microsemi Corp.*(a)	103,100	2,626,988
Monolithic Power Systems, Inc.*(a)	11,390	197,844
Netlogic Microsystems, Inc.*(a)	15,455	467,359
ON Semiconductor Corp.*(a)	172,100	1,163,396
PMC - Sierra, Inc.*(a)	191,586	1,421,568
Ultratech, Inc.*	41,308	499,827
Volterra Semiconductor Corp.*(a)	44,910	571,704

		22,952,873

Software — 2.4%
Blackboard, Inc.*(a)	33,700	1,357,773
CSG Systems International, Inc.*	35,804	627,644
Parametric Technology Corp.*(a)	132,900	2,445,360
Phase Forward, Inc.*(a)	116,300	2,431,833
SXC Health Solutions Corp. (Canada)*	43,100	657,275
Wind River Systems, Inc.*	144,531	1,445,310

		8,965,195

Technology — Information Services — 0.1%
Aecom Technology Corp.*	20,650	504,686
Telecommunications — 3.0%
ADVA AG Optical Networking (Germany)*	93,400	239,299
Airvana, Inc.*	50	295
Bharti Airtel Ltd. (India)*	107,600	1,825,050
Comtech Telecommunications Corp.*	7,691	378,705
CPI International, Inc.*	41,200	596,576
Gilat Satellite Networks Ltd. (Israel)*	270,400	1,571,024
Maxcom Telecomunicaciones SAB de CV, ADR (Mexico)*(a)	189,100	1,446,615
Neutral Tandem, Inc.*	27,222	504,696
NTELOS Holdings Corp.	60,015	1,613,803
OnMobile Global Ltd. (India)*	11,078	111,652
Syniverse Holdings, Inc.*	83,446	1,386,038
tw telecom, Inc.*	152,500	1,584,475

		11,258,228

Transportation — 7.4%
Aramex Co. (United Arab Emirates)*	4,292,600	2,380,587
CAI International, Inc.*	31,676	350,337
Dynamex, Inc.*	79,700	2,268,262
Expeditors International of Washington, Inc.(a)	101,300	3,529,292
Express-1 Expedited Solutions, Inc.*	472,700	581,421
Forward Air Corp.(a)	155,700	4,239,711
Grupo TMM SA de C.V., ADR (Mexico)*	143,800	127,982
Kuehne & Nagel International AG (Switzerland)	22,500	1,501,259
Landstar System, Inc.(a)	123,850	5,456,831
Pacer International, Inc.	295,535	4,867,462
Quality Distribution, Inc.*(a)	155,400	660,450
Shriram Transport Finance Co. Ltd. (India)	13,250	87,539
TAL International Group, Inc.(a)	66,798	1,390,734

		27,441,867

Utilities — 0.9%
American Water Works Co., Inc.	33,800	726,700
EDP Renovaveis SA (Spain)*	103,390	813,636
Northeast Utilities	39,700	1,018,305
Yingli Green Energy Holding Co. Ltd., ADR (China)*(a)	58,200	641,364

		3,200,005

TOTAL COMMON STOCKS
(cost $447,670,342)		386,623,038

PREFERRED STOCK — 0.3%
Pharmaceuticals — 0.3%
Mylan, Inc., 6.5%, CVT (cost $1,400,000)	1,400	1,099,000

	Units
WARRANTS *
Pharmaceuticals
Avalon Pharmaceuticals, Inc., expiring 04/18/12	7,625	76
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	16,618
Medicure, Inc., expiring 12/02/11 (China)	106,637	356
Point Therapeutics, Inc., expiring 07/01/12	84,270	397

TOTAL WARRANTS (cost $1,220)		17,447

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BONDS — 0.5%

Pharmaceuticals
Neurochem, Inc., Sr. Unsec’d. Notes, 144A (Canada)
6.00%	11/15/26	NR	$135	94,183

Utilities — 0.5%
Evergreen Solar, Inc., Sr. Unsec’d. Notes
4.00%	07/15/13	NR	3,100	1,755,375

TOTAL CONVERTIBLE BONDS (cost $3,235,000)				1,849,558

TOTAL LONG-TERM INVESTMENTS (cost $452,306,562)				389,589,043

	Shares
SHORT-TERM INVESTMENT — 43.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $162,738,789; includes $161,559,459 of cash collateral for securities on loan)(b)(w)	162,738,789	162,738,789

TOTAL INVESTMENTS(o) — 148.8% (cost $615,045,351)		552,327,832
Liabilities in excess of other assets — (48.8)%		(181,191,878)

NET ASSETS — 100.0%		$371,135,954

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s.

OTC	Over The Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $156,932,892; cash collateral of $161,559,459 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 32 securities representing $21,053,856 and 5.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $20,942,302 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $111,554 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$529,518,525	—
Level 2 - Other Significant Observable Inputs	22,697,753	—
Level 3 - Significant Unobservable Inputs	111,554	—

Total	$552,327,832	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$149,227
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(37,673)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$111,554

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS — 62.2%

Aerospace & Defense — 0.2%
Cubic Corp.	51,223	$1,259,573
Taser International, Inc.*(a)	111,571	797,733

		2,057,306

Airlines — 1.1%
Cathay Pacific Airways Ltd. (Hong Kong)	5,934,000	10,121,622

Auto Components — 2.3%
Amerigon, Inc.*(a)	38,172	251,172
GKN PLC (United Kingdom)	2,326,977	8,264,955
Superior Industries International, Inc.(a)	648,800	12,431,008

		20,947,135

Automobiles — 1.7%
Daimler AG (Germany)(a)	53,057	2,679,378
General Motors Corp.(a)	467,662	4,419,406
Honda Motor Ltd., ADR (Japan)	146,379	4,407,472
Toyota Motor Corp., ADR (Japan)	41,450	3,556,410

		15,062,666

Biotechnology — 0.2%
Martek Biosciences Corp.*	59,715	1,876,245

Building & Building Products — 0.1%
Ameron International Corp.	16,609	1,190,035

Capital Markets — 1.1%
Credit Suisse Group, ADR (Switzerland)(a)	90,184	4,354,084
Deutsche Bank AG (Germany)	39,757	2,908,622
UBS AG (Switzerland)*(a)	152,513	2,675,078

		9,937,784

Chemicals — 4.9%
Flotek Industries, Inc.*(a)	32,852	361,372
Koppers Holdings, Inc.	37,194	1,391,427
LSB Industries, Inc.*(a)	34,534	478,296
Monsanto Co.	108,758	10,764,867
Mosaic Co. (The)(a)	113,990	7,755,880
NewMarket Corp.	27,774	1,459,801
Potash Corp. of Saskatchewan, Inc. (Canada)	79,426	10,485,026
Sensient Technologies Corp.(a)	408,621	11,494,509

		44,191,178

Commercial Banks — 8.7%
Allied Irish Banks PLC, ADR (Ireland)(a)	108,655	1,786,288
Bank of East Asia Ltd. (Hong Kong)	2,293,000	7,217,955
Barclays PLC, ADR (United Kingdom)(a)	114,492	2,827,952
BOC Hong Kong Holdings Ltd. (Hong Kong)	5,023,564	8,980,974
Canadian Imperial Bank of Commerce (Canada)	65,887	3,887,333
Colonial BancGroup, Inc. (The)(a)	887,513	6,975,852
First Bancorp (Puerto Rico)(a)	1,216,325	13,452,555
KB Financial Group, Inc. (Korea)*(a)	71,422	3,263,271
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	123,434	2,065,051
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	498,707	4,358,699
Royal Bank of Scotland Group PLC (United Kingdom)*	1,881,983	6,071,087
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	577,481	1,847,938
South Financial Group, Inc. (The)(a)	752,810	5,518,097
Synovus Financial Corp.(a)	954,020	9,874,107
Wachovia Corp.(a)	365,400	1,278,900

		79,406,059

Commercial Services & Supplies — 0.4%
Copart, Inc.*(a)	50,852	1,932,376
GeoEye, Inc.*	32,477	718,716
Herman Miller, Inc.(a)	54,526	1,334,251

		3,985,343

Communication Equipment — 1.6%
Nokia Corp., ADR (Finland)(a)	340,106	6,342,977
Research In Motion Ltd. (Canada)*(a)	118,202	8,073,197

		14,416,174

Computers & Peripherals — 0.4%
Immersion Corp.*(a)	53,619	312,063
Western Digital Corp.*(a)	136,638	2,913,122

		3,225,185

Containers & Packaging — 0.3%
Owens-Illinois, Inc.*	95,029	2,793,853

Diversified Consumer Services — 1.0%
Apollo Group, Inc. (Class A Stock)*(a)	101,703	6,030,988
Capella Education Co.*(a)	31,291	1,341,132
DeVry, Inc.	43,093	2,134,827

		9,506,947

Diversified Financial Services — 2.7%
Citigroup, Inc.	458,124	9,396,123
ING Groep NV, ADR (Netherlands)(a)	132,805	2,842,027
JPMorgan Chase & Co.	269,976	12,607,879

		24,846,029

Diversified Telecommunication Services — 5.8%
AT&T, Inc.	318,623	8,895,954
BT Group PLC (United Kingdom)	2,772,515	8,037,622
Deutsche Telekom AG, ADR (Germany)(a)	240,709	3,665,998
France Telecom SA, ADR (France)(a)	133,735	3,745,917
Nippon Telegraph & Telephone Corp., ADR (Japan)	213,465	4,805,097
PCCW Ltd. (Hong Kong)	21,886,593	9,119,757
Premiere Global Services, Inc.*(a)	105,401	1,481,938
Telecom Italia SpA, ADR (Italy)	178,539	2,663,802

Telefonica SA, ADR (Spain)(a)	145,832	10,425,530

		52,841,615

Electric Utilities — 0.3%
Korea Electric Power Corp., ADR (South Korea)(a)	255,612	3,167,033

Electrical Equipment — 0.2%
EnerSys*(a)	85,534	1,685,875

Electronic Equipment & Instruments — 0.4%
Plexus Corp.*(a)	77,024	1,594,397
Rofin-Sinar Technologies, Inc.*	52,893	1,619,055

		3,213,452

Energy Equipment & Services — 0.6%
Bristow Group, Inc.*(a)	42,645	1,443,107
Dawson Geophysical Co.*(a)	12,934	603,888
GulfMark Offshore, Inc.*	40,078	1,798,701
NATCO Group, Inc. (Class A Stock)*(a)	32,581	1,309,104

		5,154,800

Healthcare Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.*(a)	22,948	5,530,009
Invacare Corp.	55,405	1,337,477
Quidel Corp.*	62,555	1,026,527

		7,894,013

Healthcare Providers & Services — 0.6%
Air Methods Corp.*(a)	22,137	626,698
Amedisys, Inc.*(a)	84,800	4,127,216
HMS Holdings Corp.*	43,609	1,044,872

		5,798,786

Healthcare Techology — 0.2%
Phase Forward, Inc.*(a)	78,810	1,647,917

Household Durables — 3.3%
La-Z-Boy, Inc.(a)	1,331,198	12,406,766
Leggett & Platt, Inc.(a)	663,452	14,456,619
Sony Corp., ADR (Japan)	93,838	2,896,779

		29,760,164

Industrial Conglomerates — 1.3%
General Electric Co.	338,484	8,631,342
McDermott International, Inc.*	132,866	3,394,726

		12,026,068

Insurance — 2.2%
Aegon NV (Netherlands)(a)	294,925	2,589,441
Allianz SE, ADR (Germany)	248,139	3,401,986
Amtrust Financial Services, Inc.	108,669	1,476,812
Zenith National Insurance Corp.	331,150	12,133,336

		19,601,575

Internet & Catalog Retail — 0.2%
Gaiam, Inc. (Class A Stock)*(a)	33,810	358,386
Priceline.com, Inc.*(a)	22,467	1,537,417

		1,895,803

Internet Software & Services — 0.2%
Blue Coat Systems, Inc.*(a)	69,794	990,377
S1 Corp.*	108,051	661,272

		1,651,649

IT Services — 1.4%
LogicaCMG PLC (United Kingdom)	6,514,341	12,745,399

Life Science Tools & Services — 0.3%
Bruker Corp.*(a)	178,144	2,374,660

Machinery — 1.6%
Ampco-Pittsburgh Corp.	18,143	469,904
Chart Industries, Inc.*	41,929	1,197,492
CIRCOR International, Inc.	30,498	1,324,528
Deere & Co.	148,212	7,336,494
Dynamic Materials Corp.(a)	29,284	679,682
Lindsay Corp.(a)	21,422	1,558,450
Robbins & Myers, Inc.(a)	49,473	1,530,200
Sun Hydraulics Corp.	29,224	760,993

		14,857,743

Media — 1.2%
ITV PLC (United Kingdom)	9,221,539	6,925,089
Lee Enterprises, Inc.(a)	1,079,904	3,779,664

		10,704,753

Metals & Mining — 0.2%
Hecla Mining Co.*(a)	200,964	940,511
Olympic Steel, Inc.(a)	19,283	568,656

		1,509,167

Multi-Utilities — 4.4%
Black Hills Corp.	308,253	9,577,421
DTE Energy Co.	276,756	11,056,402
NiSource, Inc.	643,334	9,495,610
PNM Resources, Inc.(a)	936,094	9,585,602

		39,715,035

Oil, Gas & Consumable Fuels — 1.7%
Murphy Oil Corp.(a)	108,451	6,956,047
Petro-Canada (Canada)(a)	91,405	3,048,357
Petroquest Energy, Inc.*(a)	85,177	1,307,467
Repsol YPF SA, ADR (Spain)	129,649	3,845,389

		15,157,260

Paper & Forest Products — 1.1%
MeadWestvaco Corp.	428,969	9,999,267

Pharmaceuticals — 2.3%
Novo Nordisk A/S, ADR (Denmark)	186,758	9,562,010
Perrigo Co.(a)	55,149	2,121,030
Pfizer, Inc.	508,099	9,369,346

		21,052,386

Semiconductors & Semiconductor Equipment — 0.5%
MEMC Electronic Materials, Inc.*	136,588	3,859,977
Monolithic Power Systems, Inc.*(a)	60,756	1,055,332

		4,915,309

Software — 0.2%
Advent Software, Inc.*(a)	48,003	1,691,146

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp.*(a)	13,590	1,414,447
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	4,120,000	11,254,484

		12,668,931

Thrifts & Mortgage Finance — 1.4%
People’s United Financial, Inc.	669,262	12,883,293
Washington Mutual, Inc.(a)	751,703	61,640

		12,944,933

Tobacco — 1.1%
Universal Corp.(a)	199,232	9,780,299

Wireless Telecommunication Services — 0.5%
NTT DoCoMo, Inc., ADR (Japan)	315,425	5,015,258

TOTAL COMMON STOCKS
(cost $742,270,778)		565,033,857

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 36.3%
Aerospace & Defense — 0.6%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	$5,250	5,170,720

Automobile Manufacturers — 0.3%
Daimler Finance North America LLC,
Gtd. Notes(a)
6.50%	11/15/13	A3	2,500	2,439,705

Beverages — 0.6%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.35%	11/15/17	Aa3	5,500	5,437,234

Capital Markets — 2.7%
Credit Suisse USA, Inc.,
Gtd. Notes
6.125%	11/15/11	Aa1	2,000	1,967,852
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.35%	01/15/16	Aa3	5,250	4,246,079
6.125%	02/15/33	Aa3	4,250	3,066,838
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.05%	08/15/12(c)	A2	4,000	3,750,532
6.40%	08/28/17	A2	1,500	1,297,382
Sub. Notes
6.22%	09/15/26	A3	6,750	5,060,144
Morgan Stanley,
Notes, MTN
5.55%(c)	04/27/17	A1	6,000	3,719,580
Sr. Unsec’d. Notes(a)
5.30%	03/01/13	A1	2,000	1,373,602

				24,482,009

Commercial Banks — 1.9%
HSBC Bank USA NA,
Sub. Notes
5.875%	11/01/34	Aa3	5,250	4,072,446
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%(a)	10/23/12	Aa1	5,000	4,799,250
5.625%	12/11/17	Aa1	6,000	5,514,258
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11	Aa1	3,000	3,045,840

				17,431,794

Communication Equipment — 0.6%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16	A1	6,000	5,765,538

Consumer Finance — 0.9%
HSBC Finance Corp.,(a)
Notes
5.50%	01/19/16	Aa3	1,000	902,210
Sr. Unsec’d. Notes
6.375%	10/15/11	Aa3	7,000	6,926,493

				7,828,703

Diversified Financial Services — 3.2%
Bank of America Corp.,
Sr. Unsec’d. Notes(a)
5.75%	12/01/17	Aa2	6,000	5,087,928
Sub. Notes
7.40%	01/15/11	Aa3	7,000	6,857,249
Bank of America NA,
Sub. Notes(a)
6.00%	10/15/36	Aa1	3,000	2,500,245
Citigroup, Inc.,
Sub. Notes(a)
5.50%	02/15/17	A1	4,000	3,068,480
JPMorgan Chase & Co.,
Sr. Notes(a)
6.00%	01/15/18	Aa2	4,000	3,647,488
Sub. Notes
5.125%	09/15/14	Aa3	2,000	1,782,430
6.75%	02/01/11	Aa3	6,000	6,020,082

				28,963,902

Diversified Telecommunication Services — 2.6%
AT&T Wireless Services, Inc.,
Sr. Unsec’d. Notes
7.875%	03/01/11	A2	7,500	7,895,550
AT&T, Inc.,
Sr. Unsec’d. Notes
6.15%	09/15/34	A2	1,000	833,960
6.30%	01/15/38	A2	1,500	1,242,300
6.50%	09/01/37	A2	1,000	850,680
New Cingular Wireless Services, Inc.,
Sr. Unsec’d. Notes
8.125%	05/01/12	A2	1,000	1,066,580
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)
6.10%	04/15/18	A3	6,000	5,540,460
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	2,000	1,889,368
Verizon New York, Inc.,
Sr. Unsec’d. Notes
6.875%	04/01/12	Baa3	4,500	4,499,820

				23,818,718

Electric Utilities — 4.1%
Commonwealth Edison Co.,
First Mortgage(a)
6.15%	09/15/17	Baa2	5,090	4,813,664
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11	A3	7,500	7,595,025
Georgia Power Co.,
Sr. Unsec’d. Notes
5.70%	06/01/17	A2	2,000	1,949,876

Northern States Power MN,
First Mortgage
5.25%	03/01/18	A2	2,500	2,328,200
PacifiCorp,
First Mortgage(a)
5.75%	04/01/37	A3	3,000	2,524,260
Progress Energy, Inc.,
Sr. Unsec’d. Notes(a)
7.75%	03/01/31	Baa2	3,750	3,851,437
PSE&G Power LLC,
Gtd. Notes
6.95%	06/01/12	Baa1	6,500	6,629,935
7.75%	04/15/11	Baa1	3,000	3,112,620
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	5,000	4,540,310

				37,345,327

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	3,250	3,221,787
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18	A2	4,000	3,787,136
7.00%	01/15/38	A2	5,750	5,410,140
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.125%(a)	02/15/11	Aa2	5,000	5,024,700
5.80%(a)	02/15/18	Aa2	1,500	1,465,367
6.50%	08/15/37	Aa2	3,000	2,814,792

				21,723,922

Food Products — 1.2%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12	Baa1	2,421	2,467,740
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa2	6,750	6,775,164
6.25%	06/01/12	Baa2	1,500	1,507,855

				10,750,759

Industrial Conglomerates — 1.7%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/17	Aaa	3,500	3,003,875
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aaa	6,250	6,032,338
6.75%(a)	03/15/32	Aaa	7,250	6,051,473

				15,087,686

Insurance — 0.5%
Metlife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35	A2	6,000	4,720,266

Media — 3.5%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa2	2,000	2,198,822
Comcast Cable Communications LLC
Gtd. Notes(a)
6.75%	01/30/11	Baa2	4,000	4,057,184
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	250	229,139
6.95%	08/15/37	Baa2	1,500	1,279,429
Time Warner Entertainment Co. LP,
Sr. Unsec’d. Notes
8.375%	03/15/23	Baa2	3,500	3,467,149
Time Warner, Inc.,
Gtd. Notes
6.75%	04/15/11	Baa2	1,500	1,496,649
6.875%	05/01/12		7,500	7,436,220
7.70%(a)	05/01/32	Baa2	5,750	5,024,005
Walt Disney Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12	A2	6,500	6,853,756

				32,042,353

Multi-Utilities — 3.2%
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12	A3	5,500	5,662,360
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.20%	03/01/11	A3	4,000	3,908,000
5.625%	11/30/17	A3	2,000	1,890,320
6.05%	03/01/34	A3	5,500	4,854,740
Virginia Electirc & Power Co.,
Sr. Unsec’d. Notes
5.95%	09/15/17	Baa1	8,000	7,613,520
6.00%	01/15/36	Baa1	5,500	4,775,364

				28,704,304

Oil, Gas & Consumable Fuels — 5.0%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	8,445	8,668,370
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	7,750	7,791,927
ConocoPhillips,
Sr. Unsec’d. Notes
8.75%	05/25/10	A1	5,500	5,907,242
Devon Financing Corp ULC,
Gtd. Notes
6.875%	09/30/11	Baa1	1,500	1,564,592
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12	Baa2	7,500	7,285,463
Sr. Unsec’d. Notes
6.75%	03/15/11	Baa2	2,000	2,025,222
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	5,750	4,927,871
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	3,000	2,664,117
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa1	4,500	4,157,586

				44,992,390

Paper & Forest Products — 0.3%
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.75%	03/15/12	Baa2	3,250	3,212,095

Pharmaceuticals — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.875%	05/15/16	A1	5,000	4,987,940
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	3,750	3,381,274

				8,369,214

Specialty Retail — 0.1%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Baa1	1,000	974,136

TOTAL CORPORATE BONDS
(cost $360,573,197)				329,260,775

TOTAL LONG-TERM INVESTMENTS
(cost $1,102,843,975)				894,294,632

	Shares
SHORT-TERM INVESTMENT — 26.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $238,182,111; includes $237,353,389 of cash collateral for securities on loan)(b)(w)	238,182,111	238,182,111

TOTAL INVESTMENTS(o) — 124.7%
(cost $1,341,026,086)		1,132,476,743

Liabilities in excess of other assets — (24.7)%		(224,392,967)

NET ASSETS — 100.0%		$908,083,776

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $227,911,805; cash collateral of $237,353,389 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(o)	As of September 30, 2008, 10 securities representing $88,738,944 and 9.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$714,477,024	—
Level 2 - Other Significant Observable Inputs	417,999,719	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,132,476,743	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS — 77.1%

Aerospace & Defense — 0.7%
Cubic Corp.(a)	186,751	$4,592,207
Taser International, Inc.*(a)	406,749	2,908,255

		7,500,462

Airlines — 1.5%
Cathay Pacific Airways Ltd. (Hong Kong)	9,756,000	16,640,806

Automobiles — 1.8%
DaimlerChrysler AG (Germany)(a)	64,477	3,256,089
General Motors Corp.(a)	757,756	7,160,794
Honda Motor Ltd., ADR (Japan)	177,884	5,356,087
Toyota Motor Corp., ADR (Japan)	50,371	4,321,832

		20,094,802

Automotive Components — 1.3%
Amerigon, Inc.*(a)	139,165	915,706
GKN PLC (United Kingdom)	3,824,598	13,584,204

		14,499,910

Biotechnology — 0.6%
Martek Biosciences Corp.(a)	217,701	6,840,165

Building Products — 0.4%
Ameron International Corp.(a)	60,549	4,338,336

Capital Markets — 1.1%
Credit Suisse Group, ADR (Switzerland)(a)	109,594	5,291,199
Deutsche Bank AG (Germany)(a)	48,314	3,534,652
UBS AG (Switzerland)*(a)	185,339	3,250,846

		12,076,697

Chemicals — 6.5%
Flotek Industries, Inc.*(a)	119,767	1,317,437
Koppers Holdings, Inc.(a)	135,597	5,072,684
LSB Industries, Inc.*(a)	125,905	1,743,784
Monsanto Co.	176,222	17,442,454
Mosaic Co. (The)(a)	184,699	12,566,920
NewMarket Corp.(a)	101,252	5,321,805
Potash Corp. of Saskatchewan, Inc. (Canada)	128,697	16,989,291
Sigma-Aldrich Corp.(a)	203,503	10,667,627

		71,122,002

Commercial Banks — 5.5%
Allied Irish Banks PLC, ADR (Ireland)(a)	132,042	2,170,770
Bank of East Asia Ltd. (Hong Kong)	3,770,000	11,867,287
Barclays PLC, ADR (United Kingdom)(a)	139,135	3,436,634
BOC Hong Kong Holdings Ltd. (Hong Kong)	8,256,000	14,759,824
Canadian Imperial Bank of Commerce (Canada)	80,068	4,724,012
KB Financial Group, Inc., ADR (South Korea)*(a)	86,794	3,965,618
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	150,000	2,509,500
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	606,047	5,296,851
Royal Bank of Scotland Group PLC (United Kingdom)	3,093,208	9,978,377
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	701,332	2,244,263

		60,953,136

Commercial Services & Supplies — 0.7%
Copart, Inc.*(a)	82,400	3,131,200
GeoEye, Inc.*(a)	118,401	2,620,214
Herman Miller, Inc.(a)	88,350	2,161,925

		7,913,339

Communications Equipment — 3.0%
Nokia Corp., ADR (Finland)	551,078	10,277,605
Research In Motion Ltd. (Canada)*(a)	335,170	22,892,111

		33,169,716

Computers & Peripherals — 1.8%
Apple, Inc.*(a)	120,578	13,704,895
Immersion Corp.*(a)	195,478	1,137,682
Western Digital Corp.*(a)	221,397	4,720,184

		19,562,761

Construction & Engineering — 0.7%
Foster Wheeler Ltd.*	219,578	7,928,962

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	153,976	4,526,894

Diversified Consumer Services — 3.0%
Apollo Group, Inc. (Class A Stock)*(a)	408,824	24,243,263
Capella Education Co.*(a)	114,080	4,889,469
DeVry, Inc.	69,824	3,459,081

		32,591,813

Diversified Financial Services — 1.7%
Citigroup, Inc.	742,305	15,224,675
ING Groep NV, ADR (Netherlands)(a)	161,389	3,453,725

		18,678,400

Diversified Telecommunication Services — 7.5%
AT&T, Inc.	516,268	14,414,203
BT Group PLC (United Kingdom)	4,556,879	13,210,558
Deutsche Telekom AG, ADR (Germany)(a)	292,519	4,455,064
France Telecom SA, ADR (France)(a)	162,520	4,552,185
Nippon Telegraph & Telephone Corp., ADR (Japan)	259,412	5,839,364
PCCW Ltd. (Hong Kong)	35,971,000	14,988,481
Premiere Global Services, Inc.*(a)	384,263	5,402,738
Telecom Italia SpA, ADR (Italy)(a)	216,966	3,237,133
Telefonica SA, ADR (Spain)(a)	236,294	16,892,658

		82,992,384

Electric Utilities — 0.4%
Korea Electric Power Corp., ADR (South Korea)(a)	310,628	3,848,681

Electrical Equipment — 0.6%
EnerSys*(a)	311,831	6,146,189

Electronic Equipment & Instruments — 1.1%
Plexus Corp.*(a)	280,809	5,812,746
Rofin-Sinar Technologies, Inc.*(a)	192,833	5,902,618

		11,715,364

Energy Equipment & Services — 1.7%
Bristow Group, Inc.*(a)	155,473	5,261,206
Dawson Geophysical Co.*(a)	47,156	2,201,714
GulfMark Offshore, Inc.*(a)	146,110	6,557,417
NATCO Group, Inc. (Class A Stock)*(a)	118,784	4,772,741

		18,793,078

Healthcare Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.*(a)	91,212	21,980,268
Invacare Corp.	201,988	4,875,990
Quidel Corp.*(a)	228,061	3,742,481

		30,598,739

Healthcare Providers & Services — 3.2%
Air Methods Corp.*(a)	80,699	2,284,589
Amedisys, Inc.*(a)	233,217	11,350,671
Express Scripts, Inc.*	248,444	18,340,136
HMS Holdings Corp.*(a)	158,990	3,809,401

		35,784,797

Healthcare Techology — 0.5%
Phase Forward, Inc.*(a)	287,318	6,007,819

Household Durables — 0.3%
Sony Corp., ADR (Japan)	114,038	3,520,353

Industrial Conglomerates — 1.8%
General Electric Co.	548,450	13,985,475
McDermott International, Inc.*	215,283	5,500,481

		19,485,956

Insurance — 1.2%
Aegon NV (Netherlands)	358,401	3,146,761
Allianz SE, ADR (Germany)	301,545	4,134,182
Amtrust Financial Services, Inc.(a)	396,176	5,384,032

		12,664,975

Internet & Catalog Retail — 0.3%
Gaiam, Inc. (Class A Stock)*(a)	123,263	1,306,588
Priceline.com, Inc.*(a)	36,403	2,491,057

		3,797,645

Internet Software & Services — 1.4%
Baidu.Com, Inc., ADR (China)*(a)	39,259	9,745,261
Blue Coat Systems, Inc.*(a)	254,453	3,610,688
S1 Corp.*(a)	393,923	2,410,809

		15,766,758

IT Services — 1.9%
LogicaCMG PLC (United Kingdom)	10,706,912	20,948,223

Life Science Tools & Services — 0.8%
Bruker Corp.*(a)	649,458	8,657,275

Machinery — 3.5%
Ampco-Pittsburgh Corp.	66,144	1,713,130
Chart Industries, Inc.*(a)	152,863	4,365,767
CIRCOR International, Inc.	111,190	4,828,982
Deere & Co.	240,150	11,887,425
Dynamic Materials Corp.(a)	47,448	1,101,268
Joy Global, Inc.	162,695	7,344,052
Lindsay Corp.(a)	34,710	2,525,152
Robbins & Myers, Inc.	80,161	2,479,380
Sun Hydraulics Corp.	106,543	2,774,380

		39,019,536

Media — 1.0%
ITV PLC (United Kingdom)	15,156,435	11,382,012

Metals & Mining — 0.9%
Hecla Mining Co.*(a)	732,655	3,428,825
Olympic Steel, Inc.(a)	70,299	2,073,118
Steel Dynamics, Inc.	283,410	4,843,477

		10,345,420

Oil, Gas & Consumable Fuels — 2.2%
Murphy Oil Corp.(a)	175,721	11,270,745
Petro-Canada (Canada)(a)	111,079	3,704,485
Petroquest Energy, Inc.*(a)	310,530	4,766,635
Repsol YPF SA, ADR (Spain)(a)	157,555	4,673,081

		24,414,946

Pharmaceuticals — 4.4%
Novo Nordisk A/S, ADR (Denmark)	302,606	15,493,427
Perrigo Co.(a)	89,355	3,436,593
Pfizer, Inc.	823,282	15,181,320
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	317,092	14,519,643

		48,630,983

Semiconductors & Semiconductor Equipment — 0.9%
MEMC Electronic Materials, Inc.*(a)	221,318	6,254,447
Monolithic Power Systems, Inc.*(a)	221,498	3,847,420

		10,101,867

Software — 4.7%
Activision Blizzard, Inc.*(a)	899,038	13,872,156
Advent Software, Inc.*(a)	175,008	6,165,532
Microsoft Corp.	560,844	14,968,926
Oracle Corp.*	807,028	16,390,739

		51,397,353

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*(a)	22,020	2,291,842
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	6,771,000	18,496,143

		20,787,985

Wireless Telecommunication Services — 1.4%
Millicom International Cellular SA (Luxembourg)(a)	139,176	9,557,216

NTT DoCoMo, Inc., ADR (Japan)(a)	383,316	6,094,724

		15,651,940

TOTAL COMMON STOCKS
(cost $1,121,475,798)		850,898,479

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 21.8%
Aerospace & Defense — 0.3%
United Technologies Corp.,
Sr. Unsec’d. Notes(a)
4.875%	05/01/15		A2	$3,550	3,496,391

Automobiles — 0.2%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	2,000	1,951,764

Beverages — 0.4%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.35%	11/15/17		Aa3	4,000	3,954,352

Capital Markets — 1.4%
Credit Suisse USA, Inc.,
Gtd. Notes
6.125%	11/15/11		Aa1	1,000	983,926
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.35%	01/15/16		Aa3	1,400	1,132,288
6.125%	02/15/33		Aa3	3,850	2,778,195
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.05%	08/15/12		A2	3,000	2,812,899
Sub. Notes
6.22%	09/15/26		A3	5,250	3,935,668
Morgan Stanley,
Notes
5.55%	04/27/17		A1	4,500	2,789,685
Sr. Unsec’d. Notes(a)
5.30%	03/01/13		A1	1,500	1,030,201

					15,462,862

Commercial Banks — 1.3%
HSBC Bank USA NA,
Sub. Notes
5.875%	11/01/34		Aa3	4,250	3,296,742
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		Aa1	5,000	4,799,250
5.625%	12/11/17	(a)	Aa1	4,000	3,676,172
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11		Aa1	2,500	2,538,200

					14,310,364

Communication Equipment — 0.4%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes(a)
5.50%	02/22/16		A1	5,000	4,804,615

Consumer Finance — 0.6%
HSBC Finance Corp.,(a)
Sr. Unsec’d. Notes
5.50%	01/19/16		Aa3	1,000	902,210
6.375%	10/15/11		Aa3	5,900	5,838,044

					6,740,254

Diversified Financial Services — 2.0%
Bank of America Corp.,
Sr. Unsec’d. Notes(a)
5.75%	12/01/17		Aa2	4,500	3,815,946
Sub. Notes
7.40%	01/15/11		Aa3	6,000	5,877,642
Bank of America NA,
Sub. Notes(a)
6.00%	10/15/36		Aa1	2,000	1,666,830
Citigroup, Inc.,
Sub. Notes
5.50%	02/15/17		A1	3,500	2,684,920
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(a)
6.00%	01/15/18		Aa2	2,000	1,823,744
Sub. Notes
6.75%	02/01/11		Aa3	5,250	5,267,572
Merrill Lynch & Co., Inc.
Sr. Unsec’d. Notes
6.40%	08/28/17		A2	1,000	864,921

					22,001,575

Diversified Telecommunication Services — 1.5%
AT&T Wireless Services, Inc.,
Sr. Unsec’d. Notes
7.875%	03/01/11		A2	4,250	4,474,145
AT&T, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/37		A2	1,000	850,680
New Cingular Wireless Services, Inc.,
Sr. Unsec’d. Notes
8.125%	05/01/12		A2	1,000	1,066,580
SBC Communications, Inc.,
Sr. Unsec’d. Notes
6.15%	09/15/34		A2	1,000	833,960
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)
6.10%	04/15/18		A3	4,500	4,155,345
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	1,250	1,180,855
Verizon New York, Inc.,
Sr. Unsec’d. Notes
6.875%	04/01/12		Baa3	3,850	3,849,846

					16,411,411

Electric Utilities — 2.5%
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17		Baa2	3,410	3,224,871
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11		A3	6,000	6,076,020
Georgia Power Co.,
Sr. Unsec’d. Notes
5.70%	06/01/17		A2	2,000	1,949,876
Northern States Power MN,
First Mortgage
5.25%	03/01/18		A2	2,000	1,862,560
PacifiCorp,
First Mortgage(a)
5.75%	04/01/37		A3	2,000	1,682,840

Progress Energy, Inc.,
Sr. Unsec’d. Notes(a)
7.75%	03/01/31		Baa2	2,450	2,516,273
PSEG Power LLC,
Gtd. Notes
6.95%	06/01/12		Baa1	4,000	4,079,960
7.75%	04/15/11		Baa1	3,000	3,112,620
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	3,750	3,405,232

					27,910,252

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17		A2	2,000	1,982,638
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18		A2	3,000	2,840,352
7.00%	01/15/38		A2	4,750	4,469,247
Wal-Mart Stores, Inc.,(a)
Sr. Unsec’d. Notes
4.125%	02/15/11		Aa2	3,000	3,014,820
5.80%	02/15/18		Aa2	1,000	976,911
6.50%	08/15/37		Aa2	2,500	2,345,660

					15,629,628

Food Products — 0.8%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	2,250	2,293,439
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	5,300	5,319,758
6.25%	06/01/12		Baa2	1,000	1,005,237

					8,618,434

Industrial Conglomerates — 1.0%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/17		Aaa	3,500	3,003,875
6.00%	06/15/12		Aaa	3,600	3,474,626
6.75%	03/15/32	(a)	Aaa	5,750	4,799,445

					11,277,946

Insurance — 0.2%
Metlife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	2,850	2,242,126

Media — 2.3%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes 9.455%	11/15/22		Baa2	1,500	1,649,117
Comcast Cable Communications LLC,
Gtd. Notes
6.75%	01/30/11		Baa2	3,500	3,550,036
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16		Baa2	400	366,622
6.95%	08/15/37		Baa2	2,000	1,705,906
Time Warner Entertainment Co. LP,
Sr. Unsec’d. Notes
8.375%	03/15/23		Baa2	2,600	2,575,596
Time Warner, Inc.,
Gtd. Notes
6.75%	04/15/11	(a)	Baa2	1,000	997,766
6.875%	05/01/12		Baa2	5,500	5,453,228
7.70%	05/01/32	(a)	Baa2	4,600	4,019,204
Walt Disney Co. (The)
Sr. Unsec’d. Notes
6.375%	03/01/12		A2	4,500	4,744,908

					25,062,383

Multi-Utilities — 1.8%
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	3,575	3,680,534
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.20%	03/01/11		A3	3,000	2,931,000
5.625%	11/30/17		A3	1,500	1,417,740
6.05%	03/01/34		A3	3,350	2,956,978
Virginia Electirc & Power Co.,
Sr. Unsec’d. Notes
5.95%	09/15/17		Baa1	6,000	5,710,140
6.00%	01/15/36		Baa1	4,250	3,690,054

					20,386,446

Oil, Gas & Consumable Fuels — 2.9%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13		Baa3	4,455	4,572,835
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	5,600	5,630,296
ConocoPhillips,
Sr. Unsec’d. Notes
8.75%	05/25/10		A1	4,000	4,296,176
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11		Baa1	1,000	1,043,061
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	5,500	5,342,672
6.75%	03/15/11		Baa2	1,500	1,518,917
6.95%	01/15/38		Baa2	5,500	4,713,615
Marathon Oil Corp.,
Sr. Unsec’d. Notes(a)
5.90%	03/15/18		Baa1	2,000	1,776,078
Spectra Energy Capital LLC,
Gtd. Notes 6.20%	04/15/18		Baa1	3,000	2,771,724

					31,665,374

Paper & Forest Products — 0.2%
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.75%	03/15/12		Baa2	1,900	1,877,840

Pharmaceuticals — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.875%	05/15/16		A1	3,650	3,641,196
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37		A3	2,000	1,803,346

					5,444,542

Specialty Retail — 0.1%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Baa1	1,000	974,136

TOTAL CORPORATE BONDS
(cost $263,079,820)				240,222,695

TOTAL LONG-TERM INVESTMENTS
(cost $1,384,555,619)				1,091,121,174

	Shares
SHORT-TERM INVESTMENT — 28.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $310,097,617; includes $305,231,277 of cash collateral for securities on loan)(b)(w)	310,097,617	310,097,617

TOTAL INVESTMENTS(o) — 127.0%
(cost $1,694,653,236)		1,401,218,791
Liabilities in excess of other assets — (27.0)%		(297,920,755)

NET ASSETS — 100.0%		$1,103,298,036

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $302,256,289; cash collateral of $305,231,277 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 10 securities representing $145,855,915 and 13.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,015,140,181	—
Level 2 - Other Significant Observable Inputs	386,078,610	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,401,218,791	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FOCUS FOUR PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 72.8%

Airlines — 1.0%
Alaska Air Group, Inc.*	7,420	$151,294
SkyWest, Inc.	4,653	74,355

		225,649

Auto Components — 2.1%
Lear Corp.*	8,102	85,071
Superior Industries International, Inc.	19,407	371,838

		456,909

Automobiles — 0.9%
DaimlerChrysler AG (Germany)	1,178	59,489
Honda Motor Ltd., ADR (Japan)	2,156	64,917
Toyota Motor Corp., ADR (Japan)	782	67,096

		191,502

Capital Markets — 0.7%
Credit Suisse Group, ADR (Switzerland)	1,633	78,841
Deutsche Bank AG (Germany)	849	62,113

		140,954

Chemicals — 6.5%
Agrium, Inc.	1,713	96,065
CF Industries Holdings, Inc.	616	56,339
Chemtura Corp.	19,512	88,975
Cytec Industries, Inc.	2,232	86,847
Mosaic Co. (The)	4,759	323,802
NewMarket Corp.	796	41,838
OM Group, Inc.*	1,690	38,025
Potash Corp. of Saskatchewan, Inc. (Canada)	3,341	441,046
RPM International, Inc.	13,451	260,142

		1,433,079

Commercial Banks — 16.6%
Allied Irish Banks PLC, ADR (Ireland)	1,843	30,299
Banco Santander SA (Spain)	3,063	46,006
Barclays PLC, ADR (United Kingdom)	2,370	58,539
BB&T Corp.	8,881	335,702
Colonial BancGroup, Inc. (The)	43,492	341,847
Columbia Banking System, Inc.	2,313	41,010
Comerica, Inc.	7,902	259,107
Fifth Third Bancorp	20,546	244,497
First Bancorp (Puerto Rico)	28,362	313,684
KB Financial Group, Inc., ADR (South Korea)*	1,145	52,315
KeyCorp	18,929	226,012
Lloyds TSB Group PLC, ADR (United Kingdom)	2,221	37,157
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	6,406	55,988
Pacific Capital Bancorp	14,462	294,302
Prosperity Bancshares, Inc.	1,732	58,871
Regions Financial Corp.	19,517	187,363
Royal Bank of Scotland Group PLC, ADR (United Kingdom)	13,205	42,256
SunTrust Banks, Inc.	5,701	256,488
Trustmark Corp.	11,945	247,739
Umpqua Holdings Corp.	16,403	241,288
Webster Financial Corp.	11,024	278,356

		3,648,826

Commercial Services & Supplies — 1.1%
G & K Services, Inc. (Class A Stock)	1,984	65,571
Kelly Services, Inc. (Class A Stock)	6,164	117,424
Spherion Corp.*	12,671	61,708

		244,703

Communications Equipment — 1.0%
Avocent Corp.*	6,631	135,670
Black Box Corp.	2,199	75,932

		211,602

Computers & Peripherals — 0.5%
Hutchinson Technology, Inc.*	4,487	51,960
Western Digital Corp.*	2,497	53,236

		105,196

Diversified Consumer Services — 0.6%
Regis Corp.	4,570	125,675

Diversified Financial Services — 0.2%
ING Groep NV, ADR (Netherlands)	2,313	49,498

Diversified Telecommunication Services — 1.2%
Deutsche Telekom AG, ADR (Germany)	4,569	69,586
France Telecom SA, ADR (France)	2,693	75,431
Nippon Telegraph & Telephone Corp., ADR (Japan)	3,088	69,511
Telecom Italia SpA, ADR (Italy)	3,742	55,830

		270,358

Electric Utilities — 2.4%
Great Plains Energy, Inc.	4,867	107,804
Korea Electric Power Corp., ADR (South Korea)	5,016	62,148
Northeast Utilities	4,815	123,505
Sierra Pacific Resources	9,589	91,862
Westar Energy, Inc.	5,716	131,697

		517,016

Electronic Equipment & Instruments — 2.5%
Avnet, Inc.*	4,463	109,924
CTS Corp.	5,997	76,642
Ingram Micro, Inc. (Class A Stock)*	6,902	110,915
Newport Corp.*	5,275	56,864
Tech Data Corp.*	3,600	107,460
Vishay Intertechnology, Inc.*	13,191	87,324

		549,129

Energy Equipment & Services — 2.4%
ENSCO International, Inc.	1,596	91,977
Halliburton Co.	9,503	307,802
Noble Corp. (Cayman Islands)	2,954	129,681

		529,460

Healthcare Equipment & Services — 0.3%
Invacare Corp.	3,041	73,410

Healthcare Providers & Services — 1.4%
Kindred Healthcare, Inc.*	4,215	116,207
LifePoint Hospitals, Inc.*	4,248	136,531
Medcath Corp.*	3,400	60,928

		313,666

Household Durables — 1.5%
American Greetings Corp. (Class A Stock)	9,805	149,918
Mohawk Industries, Inc.*	1,897	127,839
Sony Corp., ADR (Japan)	1,680	51,862

		329,619

Insurance — 5.2%
Aegon NV (Netherlands)	5,599	49,159
Allianz SE, ADR (Germany)	4,192	57,472
American Financial Group, Inc.	4,532	133,694
AXA SA, ADR (France)	2,471	80,703
Cincinnati Financial Corp.	10,600	301,464
Hanover Insurance Group, Inc. (The)	2,841	129,322
HCC Insurance Holdings, Inc.	5,755	155,385
Presidential Life Corp.	3,861	60,965
Safety Insurance Group, Inc.	1,664	63,116
W.R. Berkely Corp.	4,923	115,937

		1,147,217

IT Services — 0.3%
CIBER, Inc.*	9,620	67,244

Leisure Equipment & Products — 0.3%
JAKKS Pacific, Inc.*	2,733	68,079

Life Science Tools & Services — 0.2%
eResearchTechnology, Inc.*	3,235	38,529

Machinery — 2.9%
Briggs & Stratton Corp.	25,986	420,453
Flowserve Corp.	613	54,416
Gardner Denver, Inc.*	1,011	35,102
Gorman-Rupp Co. (The)	1,347	50,809
Wabash National Corp.	7,325	69,221

		630,001

Media — 0.9%
Live Nation, Inc.*	5,859	95,326
Scholastic Corp.	4,263	109,474

		204,800

Metals & Mining — 1.0%
Cleveland-Cliffs, Inc.	996	52,728
Compass Minerals International, Inc.	692	36,254
Nucor Corp.	3,447	136,157

		225,139

Multi-Utilities — 1.6%
CH Energy Group, Inc.	1,793	78,121
DTE Energy Co.	6,674	266,626

		344,747

Oil, Gas & Consumable Fuels — 7.2%
Apache Corp.	3,643	379,892
Berry Petroleum Co. (Class A Stock)	958	37,103
Devon Energy Corp.	4,959	452,261
EOG Resources, Inc.	2,680	239,753
Hess Corp.	3,523	289,168
Overseas Shipholding Group, Inc.	1,517	88,456
Quicksilver Resources, Inc.*	1,657	32,527
Repsol YPF SA, ADR (Spain)	1,883	55,850

		1,575,010

Paper & Forest Products — 1.5%
Buckeye Technologies, Inc.*	7,274	59,574
MeadWestvaco Corp.	11,924	277,949

		337,523

Real Estate Investment Trusts — 0.6%
Colonial Properties Trust	3,097	57,883
Medical Properties Trust, Inc.	6,025	68,384

		126,267

Road & Rail — 0.2%
Ryder System, Inc.	794	49,228

Semiconductors & Semiconductor Equipment — 0.9%
Fairchild Semiconductor International, Inc.*	10,470	93,078
Integrated Device Technology, Inc.*	12,305	95,733

		188,811

Specialty Retail — 2.4%
Aeropostale, Inc.*	1,721	55,261
Borders Group, Inc.	20,802	136,461
Brown Shoe Co., Inc.	4,469	73,202
Group 1 Automotive, Inc.	2,979	64,734
Gymboree Corp.*	1,352	47,996
OfficeMax, Inc.	4,345	38,627
Sonic Automotive, Inc. (Class A Stock)	4,523	38,265
Zale Corp.*	3,060	76,500

		531,046

Textiles, Apparel & Luxury Goods — 0.3%
Movado Group, Inc.	3,097	69,218

Thrifts & Mortgage Finance — 1.5%
First Niagara Financial Group, Inc.	20,843	328,277

Tobacco — 1.4%
Universal Corp.	6,144	301,609

Trading Companies & Distributors — 0.4%
United Rentals, Inc.*	6,161	93,894

Wireless Telecommunication Services — 1.1%
NTT DoCoMo, Inc., ADR (Japan)	5,225	83,077
Telephone & Data Systems, Inc.	2,723	97,347
Vodafone Group PLC, ADR (United Kingdom)	2,645	58,455

		238,879

TOTAL COMMON STOCKS (cost $17,194,484)		15,981,769

REGISTERED INVESTMENT COMPANY — 25.9%

Affiliated Mutual Fund — 25.9%
AST Western Asset Core Plus Bond Portfolio(w) (cost $5,840,414)	582,674	5,692,725

TOTAL LONG-TERM INVESTMENTS (cost $23,034,898)		21,674,494

SHORT-TERM INVESTMENT — 6.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,398,160)(w)	1,398,160	1,398,160

TOTAL INVESTMENTS — 105.1% (cost $24,433,058)		23,072,654
Liabilities in excess of other assets — (5.1)%		(1,110,163)

NET ASSETS — 100.0%		$21,962,491

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and co-manager of AST Western Asset Core Plus Bond Portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$23,072,654	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$23,072,654	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of July 21, 2008 (Commencement of Portfolio) and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.9%

COMMON STOCKS

Australia — 9.5%
Babcock & Brown Japan Property Trust, REIT	560,664	$268,323
Commonwealth Property Office Fund, REIT	1,345,359	1,585,209
Dexus Property Group, REIT	1,775,699	2,088,750
Goodman Group, REIT	804,054	1,622,520
ING Office Fund, REIT	1,276,810	1,484,821
Lend Lease Corp. Ltd.	321,566	2,371,957
Mirvac Industrial Trust, REIT	2,188,000	315,192
Stockland, REIT	832,192	3,735,955
Tishman Speyer Office Fund, REIT	256,566	193,711
Westfield Group, REIT	820,129	11,234,094

		24,900,532

Austria — 0.2%
Immofinanz Immobilien Anlagen AG	161,581	571,603

Brazil — 0.7%
Agra Empreendimentos Imobiliarios SA*	60,600	224,515
BR Malls Participacoes SA*	15,400	95,496
Cyrela Brazil Realty SA	35,000	353,145
Gafisa SA	37,800	480,719
Multiplan Empreendimentos Imobiliarios SA*	34,400	292,858
PDG Realty SA Empreendimentos e Participacoes	57,600	399,559

		1,846,292

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT	61,580	2,065,686
Brookfield Properties Corp.	87,200	1,361,770
Calloway Real Estate Investment Trust, REIT	18,600	326,123
Chartwell Seniors Housing Real Estate Investment Trust, REIT	80,000	533,709
RioCan Real Estate Investment Trust, REIT	93,000	1,766,060

		6,053,348

Finland — 0.4%
Sponda Oyj	172,310	1,039,616

France — 4.1%
Fonciere des Regions, REIT	3,539	369,559
GECINA SA, REIT	6,359	685,383
Klepierre, REIT	43,879	1,717,389
Unibail-Rodamco, REIT	38,655	7,821,057

		10,593,388

Germany — 0.2%
DIC Asset AG	45,043	632,159

Hong Kong — 9.6%
Cheung Kong Holdings Ltd.	603,000	6,831,107
China Overseas Land & Investment Ltd.	141,000	170,898
Hang Lung Properties Ltd.	337,000	793,310
Henderson Land Development Co. Ltd.	326,000	1,453,232
Hongkong Land Holdings Ltd.	919,000	2,720,240
Hysan Development Co. Ltd.	498,000	1,296,336
Kerry Properties Ltd.	165,000	534,775
Link (The), REIT	1,533,800	3,188,415
New World China Land Ltd.	4,041,200	945,988
Regal Real Estate Investment Trust, REIT	143,000	21,334
Sino Land Co.	380,000	425,598
Sun Hung Kai Properties Ltd.	560,000	5,770,675
Wheelock & Co. Ltd.	525,000	952,254

		25,104,162

Italy
Beni Stabili SpA	116,653	107,800

Japan — 16.3%
Japan Prime Realty Investment Corp., REIT	190	450,507
Japan Real Estate Investment Corp., REIT	273	2,202,936
Japan Retail Fund Investment Corp., REIT	181	744,171
Mitsubishi Estate Co. Ltd.	757,000	14,916,795
Mitsui Fudosan Co. Ltd.	658,000	12,713,845
Nippon Building Fund, Inc., REIT	470	4,543,567
Nomura Real Estate Office Fund, Inc., REIT	354	2,419,033
NTT Urban Development Corp.	125	152,000
Sumitomo Realty & Development Co. Ltd.	212,000	4,617,090

		42,759,944

Netherlands — 2.2%
Eurocommercial Properties NV, REIT	27,177	1,183,246
Nieuwe Steen Investments Funds NV, REIT	19,724	439,603
Vastned Offices / Industrial, REIT	25,410	527,434
Vastned Retail NV, REIT	21,374	1,502,570
Wereldhave NV, REIT	20,619	2,012,476

		5,665,329

Singapore — 3.2%
Ascendas Real Estate Investment Trust, REIT	1,146,000	1,513,900
CapitaCommercial Trust, REIT	1,264,000	1,175,308
CapitaLand Ltd.	345,000	752,024
CapitaMall Trust, REIT	790,000	1,259,819
CDL Hospitality Trusts, REIT	311,000	189,448
City Developments Ltd.	144,000	900,447
Frasers Centrepoint Trust, REIT	415,000	239,654
K-REIT Asia, REIT	597,000	402,518
Singapore Land Ltd.	258,000	870,313
Suntec Real Estate Investment Trust, REIT	1,387,000	1,133,999

		8,437,430

Sweden — 1.2%
Hufvudstaden AB (Class A Stock)	81,408	632,336
Klovern AB	405,124	1,043,227
Kungsleden AB	46,000	295,843

Wihlborgs Fastigheter AB	82,500	1,149,092

		3,120,498

Switzerland — 0.8%
PSP Swiss Property AG*	34,393	2,001,870

United Kingdom — 6.6%
Big Yellow Group PLC, REIT	168,791	991,295
British Land Co. PLC, REIT	317,201	4,278,599
Brixton PLC, REIT	311,128	1,171,602
Great Portland Estates PLC, REIT	157,313	951,290
Hammerson PLC, REIT	110,824	1,953,805
Land Securities Group PLC, REIT	245,743	5,550,214
Liberty International PLC, REIT	53,324	922,058
Segro PLC, REIT	183,715	1,385,130

		17,203,993

United States — 44.6%
Alexandria Real Estate Equities, Inc., REIT	14,100	1,594,428
AMB Property Corp., REIT	89,664	4,061,779
AvalonBay Communities, Inc., REIT	44,887	4,417,778
Boston Properties, Inc., REIT	34,891	3,267,891
Brandywine Realty Trust, REIT	117,357	1,881,233
BRE Properties, Inc., REIT	133,686	6,550,614
Camden Property Trust, REIT	75,931	3,482,196
CBL & Associates Properties, Inc., REIT	308,299	6,190,644
Corporate Office Properties Trust, REIT	38,933	1,570,947
DiamondRock Hospitality Co., REIT	20,900	190,190
Digital Realty Trust, Inc., REIT	58,200	2,749,950
Douglas Emmett, Inc., REIT	133,106	3,070,755
First Potomac Realty Trust, REIT	108,513	1,865,338
General Growth Properties, Inc., REIT	209,090	3,157,259
Health Care REIT, Inc., REIT	64,100	3,412,043
Home Properties, Inc., REIT	20,684	1,198,638
Kilroy Realty Corp., REIT	131,221	6,271,052
Macerich Co. (The), REIT	68,725	4,374,346
Mid-America Apartment Communities, Inc., REIT	77,450	3,805,893
Morgans Hotel Group Co.*	58,506	638,300
Pennsylvania Real Estate Investment Trust, REIT	70,273	1,324,646
ProLogis, REIT	103,593	4,275,283
Public Storage, Inc., REIT	19,200	1,900,992
Regency Centers Corp., REIT	24,303	1,620,767
Simon Property Group, Inc., REIT	156,200	15,151,400
SL Green Realty Corp., REIT	85,698	5,553,230
Sovran Self Storage, Inc., REIT	42,800	1,923,004
Strategic Hotels & Resorts, Inc., REIT	124,461	939,681
U-Store-It Trust, REIT	89,728	1,100,963
Ventas, Inc., REIT	123,700	6,113,254
Vornado Realty Trust, REIT	115,249	10,481,897
Weingarten Realty Investors, REIT	71,300	2,543,271

		116,679,662

TOTAL LONG-TERM INVESTMENTS (cost $311,681,149)		266,717,626

SHORT-TERM INVESTMENT — 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,969,804)(w)	1,969,804	1,969,804

TOTAL INVESTMENTS(o) — 102.6% (cost $313,650,953)		268,687,430
Liabilities in excess of other assets — (2.6)%		(6,922,866)

NET ASSETS — 100.0%		$261,764,564

The following abbreviation is used in Portfolio description:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(o)	As of September 30, 2008, 67 securities representing $139,418,083 and 53.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$129,269,347	—
Level 2 - Other Significant Observable Inputs	139,418,083	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$268,687,430	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of May 1, 2008 (commencement if Portfolio) and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Diversified	21.0%
Real Estate Operation & Development	17.3
Office Property	14.3
Regional Malls	11.6
Shopping Centers	9.4
Real Estate Management / Service	9.0
Apartments	8.3
Warehouse/Industrial	3.9
Health Care	3.8
Storage	1.8
Hotels	0.8
Affiliated Money Market Mutual Fund	0.7
Storage Property	0.4
Building & Construction	0.3

102.6%
Liabilities in excess of other assets	(2.6)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS

Beverages — 3.3%
PepsiCo, Inc.	179,940	$12,824,324

Biotechnology — 2.1%
Genentech, Inc.*	91,700	8,131,956

Commercial Services — 1.1%
McGraw-Hill Cos., Inc. (The)	140,793	4,450,467

Commercial Services — Finance — 1.3%
Visa, Inc. (Class A Stock)	82,510	5,065,289

Computer Services — 3.5%
Western Union Co. (The)	553,660	13,658,792

Computer Software — 7.6%
Electronic Arts, Inc.*	382,860	14,161,992
Microsoft Corp.	577,774	15,420,788

		29,582,780

Computers — 1.8%
Dell, Inc.*(a)	426,640	7,031,027

Financials — 6.8%
CME Group, Inc.(a)	33,140	12,311,841
Schwab, (Charles) Corp. (The)(a)	536,070	13,937,820

		26,249,661

Internet & Online — 2.9%
Google, Inc. (Class A Stock)*(a)	28,180	11,286,654

Internet Software & Services — 2.7%
Equinix, Inc.*(a)	149,400	10,377,324

Medical Products — 8.2%
Baxter International, Inc.	168,670	11,069,812
Thermo Fisher Scientific, Inc.*(a)	281,480	15,481,400
Zimmer Holdings, Inc.*	81,520	5,262,931

		31,814,143

Movies & Entertainment — 1.5%
Viacom, Inc. (Class B Stock)*(a)	228,400	5,673,456

Networking/Telecom Equipment — 5.7%
Cisco Systems, Inc.*	629,190	14,194,526
Research In Motion Ltd. (Canada)*(a)	115,780	7,907,774

		22,102,300

Oil & Gas — 11.2%
Chesapeake Energy Corp.(a)	254,900	9,140,714
Hess Corp.	211,330	17,345,966
Suncor Energy, Inc. (Canada)(a)	394,700	16,683,969

		43,170,649

Oil Well Services & Equipment — 5.7%
Schlumberger Ltd.	161,620	12,620,906
Weatherford International Ltd.*(a)	369,680	9,293,755

		21,914,661

Pharmaceuticals — 7.6%
Amylin Pharmaceuticals, Inc.*(a)	378,263	7,648,478
Schering-Plough Corp.(a)	434,240	8,020,413
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	296,590	13,580,856

		29,249,747

Real Estate — 1.9%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	550,920	7,365,800

Retailing — 9.2%
Coach, Inc.*	418,530	10,479,991
Lowe’s Cos., Inc.	468,273	11,093,387
Target Corp.(a)	281,910	13,827,686

		35,401,064

Semiconductors — 3.8%
QUALCOMM, Inc.	342,060	14,698,318

Software — 3.8%
Activision Blizzard, Inc.*(a)	941,150	14,521,945

Telecommunications — 6.2%
American Tower Corp. (Class A Stock)*(a)	439,250	15,799,823
Crown Castle International Corp.*(a)	283,360	8,208,939

		24,008,762

TOTAL LONG-TERM INVESTMENTS (cost $384,977,492)		378,579,119

SHORT-TERM INVESTMENT — 27.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $107,830,889; includes $96,487,224 of cash collateral for securities on loan)(b)(w)	107,830,889	107,830,889

TOTAL INVESTMENTS — 125.8% (cost $492,808,381)		486,410,008
Liabilities in excess of other assets — (25.8)%		(99,826,897)

NET ASSETS — 100.0%		$386,583,111

The following abbreviation is used in Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $101,060,314; cash collateral of $96,487,224 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$486,410,008	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$486,410,008	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS

Advertising — 0.9%
Lamar Advertising Co. (Class A Stock)*(a)	47,791	$1,476,264

Aerospace/Defense — 2.2%
Alliant Techsystems, Inc.*(a)	39,825	3,741,161

Apparel/Shoes — 2.2%
Coach, Inc.*(a)	148,330	3,714,183

Beverages — 1.3%
Hansen Natural Corp.*(a)	71,250	2,155,313

Commercial Services — 4.2%
Iron Mountain, Inc.*(a)	147,785	3,607,432
Western Union Co. (The)	138,900	3,426,663

		7,034,095

Computer Software — 2.4%
Citrix Systems, Inc.*(a)	58,300	1,472,658
Electronic Arts, Inc.*	68,900	2,548,611

		4,021,269

Computer Networking — 0.8%
NetApp, Inc.*	70,400	1,283,392

Consumer Products & Services — 6.4%
Chattem, Inc.*(a)	44,515	3,480,182
Fortune Brands, Inc.(a)	68,500	3,929,160
Newell Rubbermaid, Inc.	188,030	3,245,398

		10,654,740

Drugs & Medicine — 1.6%
Amylin Pharmaceuticals, Inc.*(a)	131,900	2,667,018

Electronic Components — 4.8%
Amphenol Corp. (Class A Stock)(a)	88,972	3,571,336
Energizer Holdings, Inc.*(a)	24,100	1,941,255
Gentex Corp.	174,813	2,499,826

		8,012,417

Electronics — 2.1%
FLIR Systems, Inc.*(a)	92,900	3,569,218

Entertainment & Leisure — 2.4%
NetFlix, Inc.*(a)	97,296	3,004,500
Pinnacle Entertainment, Inc.*(a)	133,300	1,007,748

		4,012,248

Entertainment Software — 2.1%
Activision Blizzard, Inc.*(a)	230,796	3,561,182

Financial Services — 4.2%
Global Payments, Inc.	84,621	3,796,098
Raymond James Financial, Inc.(a)	100,900	3,327,682

		7,123,780

Healthcare Services — 4.2%
Charles River Laboratories International, Inc.*(a)	70,745	3,928,470
Laboratory Corp. of America Holdings*	44,600	3,099,700

		7,028,170

Home Furnishings — 1.4%
Harman International Industries, Inc.	70,000	2,384,900

Industrial Products — 0.7%
Roper Industries, Inc.(a)	21,900	1,247,424

Internet Services — 2.7%
Equinix, Inc.*(a)	65,950	4,580,887

Lodging — 1.6%
Marriott International, Inc. (Class A Stock)	53,700	1,401,033
Starwood Hotels & Resorts Worldwide, Inc.(a)	43,700	1,229,718

		2,630,751

Machinery & Equipment — 0.9%
Kennametal, Inc.	56,090	1,521,161

Manufacturing — 1.5%
Rockwell Automation, Inc.	66,421	2,480,160

Media — 0.9%
Entravision Communications Corp. (Class A Stock)*(a)	534,692	1,438,321

Medical Products — 7.1%
C.R. Bard, Inc.(a)	38,193	3,623,370
Henry Schein, Inc.*(a)	52,011	2,800,272
NuVasive, Inc.*(a)	16,800	828,744
St. Jude Medical, Inc.*(a)	53,900	2,344,111
Zimmer Holdings, Inc.*	36,100	2,330,616

		11,927,113

Medical Supplies & Equipment — 2.1%
Thermo Fisher Scientific, Inc.*	63,008	3,465,440

Metal Fabricate/Hardware — 1.0%
Precision Castparts Corp.	20,500	1,614,990

Oil & Gas — 9.9%
Continental Resources, Inc.*(a)	77,000	3,020,710
Core Laboratories NV (Netherlands)	4,906	497,076
Hess Corp.	48,600	3,989,088
Petrohawk Energy Corp.*	111,800	2,418,234
Quicksilver Resources, Inc.*	86,170	1,691,517
Rex Energy Corp.*(a)	125,407	1,976,414
Whiting Petroleum Corp.*	42,900	3,057,054

		16,650,093

Oil Well Services & Equipment — 6.6%
Cameron International Corp.*(a)	104,000	4,008,160
Dresser-Rand Group, Inc.*	99,400	3,128,118
Weatherford International Ltd.*(a)	156,000	3,921,840

		11,058,118

Producer Goods — 1.2%
W.W. Grainger, Inc.(a)	23,025	2,002,484

Real Estate Operating Company — 2.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	268,200	3,585,834

Retail — 3.7%
Advance Auto Parts, Inc.	44,937	1,782,201
Dick’s Sporting Goods, Inc.*	110,875	2,170,933
PetSmart, Inc.(a)	89,400	2,209,074

		6,162,208

Semiconductors — 4.5%
FormFactor, Inc.*(a)	131,945	2,298,482
Linear Technology Corp.(a)	78,607	2,410,091
Tessera Technologies, Inc.*(a)	178,600	2,918,324

		7,626,897

Technology Services — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*(a)	118,491	2,705,150

Telecommunications — 6.3%
American Tower Corp. (Class A Stock)*	97,700	3,514,269
Crown Castle International Corp.*	71,875	2,082,219
MetroPCS Communications, Inc.*	140,000	1,958,600
NeuStar, Inc. (Class A Stock)*	95,407	1,897,645
tw telecom, Inc.*	111,000	1,153,290

		10,606,023

TOTAL LONG-TERM INVESTMENTS
(cost $183,799,668)		163,742,404

SHORT-TERM INVESTMENT — 45.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $75,567,943; includes $68,269,068 of cash collateral for securities on loan)(b)(w)	75,567,943	75,567,943

TOTAL INVESTMENTS — 142.7%
(cost $259,367,611)		239,310,347
Liabilities in excess of other assets — (42.7)%		(71,650,221)

NET ASSETS — 100.0%		$167,660,126

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $68,599,721; cash collateral of $68,269,068 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$239,310,347	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$239,310,347	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS

Aerospace — 0.3%
AAR Corp.*(a)	22,336	$370,554

Automotive Parts — 0.7%
Asbury Automotive Group, Inc.	72,388	833,910

Banking — 0.2%
Home BancShares, Inc.(a)	7,327	189,549

Basic Materials — Chemical — 1.3%
Minerals Technologies, Inc.(a)	25,077	1,488,571

Basic Materials — Forest — 0.9%
Caraustar Industries, Inc.*	120,655	180,982
Universal Forest Products, Inc.(a)	24,590	858,437

		1,039,419

Basic Materials — Mining — 0.6%
Mueller Industries, Inc.	33,482	770,421

Chemicals — 3.1%
Fuller (H.B.) Co.(a)	54,377	1,134,848
KMG Chemicals, Inc.	38,302	267,348
PolyOne Corp.*(a)	162,704	1,049,441
Sensient Technologies Corp.	42,225	1,187,789

		3,639,426

Commercial Services — 0.8%
Aegean Marine Petroleum Network, Inc. (Greece)	12,870	287,644
Interactive Data Corp.	26,659	672,340

		959,984

Computer Services & Software — 3.1%
Atmel Corp.*	150,875	511,466
Avid Technology, Inc.*(a)	49,059	1,180,360
FactSet Research Systems, Inc.(a)	7,042	367,944
MICROS Systems, Inc.*	660	17,596
Monotype Imaging Holdings, Inc.*	30,712	341,825
Parametric Technology Corp.*(a)	20,685	380,604
Progress Software Corp.*(a)	18,319	476,111
Taleo Corp. (Class A Stock)*(a)	18,043	358,875

		3,634,781

Construction — 1.4%
MDC Holdings, Inc.(a)	7,490	274,059
Ryland Group, Inc.(a)	54,088	1,434,414

		1,708,473

Consumer Cyclicals — Construction — 1.1%
Comfort Systems USA, Inc.(a)	99,562	1,330,148

Consumer Cyclicals — Leisure & Entertainment — 0.7%
Fossil, Inc.*(a)	30,760	868,355

Consumer Cyclicals — Motor Vehicle — 0.7%
Commercial Vehicle Group, Inc.*(a)	40,250	286,177
Tenneco, Inc.*(a)	55,544	590,433

		876,610

Consumer Cyclicals — Retail Apparel — 2.7%
Aaron Rents, Inc.(a)	39,042	1,056,867
Big Lots, Inc.*(a)	38,778	1,079,192
Gymboree Corp.*	15,934	565,657
K-Swiss, Inc. (Class A Stock)	27,658	481,249

		3,182,965

Consumer Products & Services — 0.3%
Prestige Brands Holdings, Inc.*(a)	43,206	383,669

Consumer Staples — Home Products — 1.1%
Elizabeth Arden, Inc.*	63,658	1,249,607
Jarden Corp.*	2,661	62,400

		1,312,007

Consumer Staples — Restaurants — 0.5%
California Pizza Kitchen, Inc.*(a)	46,029	592,393

Diversified Financial Services — 0.5%
BGC Partners, Inc. (Class A Stock)	32,927	141,257
Compass Diversified Holdings(a)	32,458	452,464

		593,721

Electrical Utilities — 1.7%
Cleco Corp.(a)	51,672	1,304,718
CMS Energy Corp.	30,310	377,966
EnergySolutions, Inc.	28,700	287,000

		1,969,684

Electronic Components & Equipment — 2.1%
Belden CDT, Inc.(a)	20,679	657,799
Convergys Corp.*	1,441	21,298
Electronics for Imaging, Inc.*(a)	79,529	1,107,839
Empire District Electric Co. (The)(a)	31,164	665,351

		2,452,287

Energy — Energy Resources — 0.5%
Parallel Petroleum Corp.*(a)	60,448	569,420

Energy — Oil Services — 1.0%
Petroleum Development Corp.*	25,860	1,147,408

Entertainment & Leisure — 0.1%
Isle of Capri Casinos, Inc.*(a)	15,605	140,757

Equipment Services — 2.2%
RSC Holdings, Inc.*(a)	113,148	1,285,361
Watsco, Inc.(a)	25,405	1,277,364

		2,562,725

Exchange Traded Funds — 1.3%
iShares Russell 2000 Value Index Fund	19,423	1,306,003
SPDR KBW Regional Banking	5,240	188,535

		1,494,538

Financial — Bank & Trust — 12.5%
Bancorp, Inc. (The)*	24,158	120,790
Bank of Hawaii Corp.(a)	5,594	298,999
Bank of the Ozarks, Inc.(a)	29,240	789,480
Berkshire Hills Bancorp, Inc.(a)	10,332	330,624
Boston Private Financial Holdings, Inc.(a)	25,990	227,153
Bridge Capital Holdings*(a)	9,280	100,038
Brookline Bancorp, Inc.(a)	59,723	763,857

Cardinal Financial Corp.	11,249	90,892
City Holding Co.	1,150	48,588
CoBiz Financial, Inc.(a)	47,650	572,277
Colonial BancGroup, Inc. (The)(a)	46,280	363,761
East West Bancorp, Inc.(a)	18,500	253,450
F.N.B Corp.(a)	51,682	825,878
Glacier Bancorp, Inc.	53,708	1,330,347
Hancock Holding Co.(a)	17,894	912,594
IBERIABANK Corp.	10,626	561,584
KBW, Inc.*(a)	15,594	513,666
NewAlliance Bancshares, Inc.(a)	40,592	610,098
PacWest Bancorp(a)	13,057	373,300
Preferred Bank(a)	8,721	97,762
Prosperity Bancshares, Inc.	34,686	1,178,977
SCBT Financial Corp.	5,829	219,170
Seacoast Banking Corp. of Florida(a)	28,416	304,904
Signature Bank / New York*(a)	47,658	1,662,311
South Financial Group, Inc. (The)	25,650	188,015
Southcoast Financial Corp.*	13,518	95,844
Sterling Bancorp	14,937	215,989
Sterling Financial Corp.	19,390	281,155
Summit State Bank	9,961	58,073
Texas Capital Bancshares, Inc.*(a)	28,440	590,414
Trico Bancshares	11,935	256,961
UMB Financial Corp.(a)	9,079	476,829
United Community Banks, Inc.(a)	17,234	228,520

		14,942,300

Financial — Brokerage — 0.6%
Knight Capital Group, Inc. (Class A Stock)*(a)	33,051	491,138
Sterling Bancshares, Inc.	26,627	278,252

		769,390

Financial Services — 3.3%
Apollo Investment Corp.(a)	21,002	358,084
Financial Federal Corp.	41,275	946,023
First Financial Bankshares, Inc.(a)	26,628	1,381,461
Gladstone Capital Corp.	21,598	329,153
Highland Distressed Opportunities, Inc.	44,968	133,555
PennantPark Investment Corp.	37,602	278,631
Pinnacle Financial Partners, Inc.*(a)	12,421	382,567
WSFS Financial Corp.	2,893	173,580

		3,983,054

Food — 0.3%
Nash Finch Co.(a)	7,666	330,558

Healthcare — Drugs — 0.3%
Medarex, Inc.*	62,319	403,204

Healthcare Services — 2.4%
Edwards Lifesciences Corp.*	10,815	624,674
Healthways, Inc.*	18,200	293,566
Hill-Rom Holdings, Inc.	16,180	490,416
Omega Healthcare Investors, Inc.	62,877	1,236,162
Orthofix International NV*	13,140	244,798

		2,889,616

Industrial Products — 0.2%
Olympic Steel, Inc.(a)	7,730	227,958

Industrials — Components — 2.7%
Actuant Corp. (Class A Stock)	41,563	1,049,050
Applied Industrial Technologies, Inc.(a)	52,043	1,401,505
Wabash National Corp.	84,558	799,073

		3,249,628

Industrials — Electrical Equipment — 1.4%
Anixter International, Inc.*(a)	16,203	964,241
Franklin Electric Co., Inc.(a)	15,073	671,502

		1,635,743

Industrials — Machinery — 1.6%
MTS Systems Corp.(a)	18,180	765,378
Tennant Co.(a)	34,283	1,174,536

		1,939,914

Insurance — Life Insurance — 0.7%
American Equity Investment Life Holding Co.(a)	113,681	852,607

Insurance — Property Insurance — 5.7%
AMBAC Financial Group, Inc.	80,850	188,381
Aspen Insurance Holdings Ltd. (Bermuda)	35,978	989,395
Assured Guaranty Ltd.	7,400	120,324
Donegal Group, Inc.(a)	25,349	459,577
Max Capital Group Ltd. (Bermuda)(a)	53,582	1,244,710
Meadowbrook Insurance Group, Inc.(a)	152,951	1,079,834
Navigators Group, Inc.*(a)	6,398	371,084
ProAssurance Corp.*(a)	28,130	1,575,280
RLI Corp.	12,614	783,203

		6,811,788

Internet Services — 0.2%
Monster Worldwide, Inc.*(a)	16,490	245,866

Investment Companies — 0.1%
Ares Capital Corp.	17,025	177,571

IT Services — 0.4%
ADC Telecommunications, Inc.*	55,950	472,778

Manufacturing — 0.1%
Hillenbrand, Inc.	6,070	121,983

Medical Supplies & Equipment — 3.4%
American Medical Systems Holdings, Inc.*(a)	55,215	980,618
Cardiac Science Corp.*(a)	90,234	934,824
PSS World Medical, Inc.*(a)	38,883	758,219
Symmetry Medical, Inc.*(a)	73,395	1,362,211

		4,035,872

Metals & Mining — 1.1%
Kaiser Aluminum Corp.	30,091	1,292,408

Office Supplies — 0.4%
School Specialty, Inc.*(a)	16,634	518,814

Oil & Gas — 2.2%
Approach Resources, Inc.*	27,057	391,244

Core Laboratories NV (Netherlands)	5,850	592,722
Dril-Quip, Inc.*(a)	22,550	978,444
NGAS Resources, Inc.*	16,089	76,423
Rex Energy Corp.*(a)	39,330	619,841

		2,658,674

Personal Services — 0.3%
Stewart Enterprises, Inc. (Class A Stock)(a)	38,430	302,060

Real Estate Investment Trust — Apartment — 1.4%
American Campus Communities, Inc.(a)	47,651	1,614,416

Real Estate Investment Trust — Mortgage — 0.7%
MFA Mortgage Investments, Inc.	125,964	818,766

Real Estate Investment Trust — Office Industrial — 1.2%
Parkway Properties, Inc.(a)	38,097	1,442,352

Real Estate Investment Trust — Other REIT — 3.1%
BioMed Realty Trust, Inc.(a)	47,351	1,252,434
Cogdell Spencer, Inc.	21,241	340,706
Digital Realty Trust, Inc.(a)	32,998	1,559,155
U-Store-It Trust	47,118	578,138

		3,730,433

Real Estate Investment Trust — Retail — 1.8%
Acadia Realty Trust(a)	37,228	941,124
National Retail Properties, Inc.(a)	49,492	1,185,333

		2,126,457

Restaurants — 0.7%
CEC Entertainment, Inc.*(a)	10,258	340,566
Cheesecake Factory, Inc. (The)*(a)	33,081	483,644

		824,210

Retail & Merchandising — 2.7%
Aeropostale, Inc.*(a)	26,464	849,759
Cache, Inc.*(a)	58,456	401,593
Casey’s General Stores, Inc.(a)	26,436	797,574
Ethan Allen Interiors, Inc.	6,090	170,642
Pacific Sunwear of California, Inc.*	118,432	797,047
Pier 1 Imports, Inc.*	55,970	231,156

		3,247,771

Semiconductors — 2.2%
Cirrus Logic, Inc.*(a)	59,606	324,853
Emulex Corp.*(a)	64,569	688,951
FormFactor, Inc.*	23,968	417,523
ON Semiconductor Corp.*(a)	97,098	656,382
Semtech Corp.*	36,529	509,945

		2,597,654

Services — Environmental — 1.0%
Waste Connections, Inc.*	35,568	1,219,982

Services — Industrial Services — 1.5%
G & K Services, Inc. (Class A Stock)	28,411	938,984
On Assignment, Inc.*	39,416	310,598
Resources Connection, Inc.*	22,940	516,838

		1,766,420

Services — Telephone — 0.3%
Alaska Communications Systems Group, Inc.	24,695	302,020

Software — 1.5%
JDA Software Group, Inc.*(a)	33,425	508,394
Lawson Software, Inc.*(a)	146,501	1,025,507
Sybase, Inc.*(a)	9,586	293,524

		1,827,425

Technology — Internet — 0.3%
Ariba, Inc.*	26,739	377,822

Telecommunications — 2.8%
Plantronics, Inc.(a)	42,300	952,596
Polycom, Inc.*(a)	15,145	350,304
Premiere Global Services, Inc.*(a)	30,853	433,793
RCN Corp.*(a)	37,973	465,549
Syniverse Holdings, Inc.*(a)	39,695	659,334
Tekelec*(a)	34,832	487,300

		3,348,876

Transportation — Airlines — 0.6%
AirTran Holdings, Inc.*(a)	280,900	682,587

Transportation — Truck Freight — 0.9%
Forward Air Corp.(a)	7,174	195,348
Heartland Express, Inc.	54,364	843,729

		1,039,077

Utilities — 0.2%
Unisource Energy Corp.	6,150	179,519

Utilities — Electrical Utilities — 3.4%
El Paso Electric Co.*(a)	103,184	2,166,864
MGE Energy, Inc.(a)	11,918	423,685
Sierra Pacific Resources	52,663	504,511
Westar Energy, Inc.(a)	42,818	986,527

		4,081,587

Utilities — Gas Utilities — 0.6%
South Jersey Industries, Inc.(a)	1,791	63,939
Southwest Gas Corp.	23,207	702,244

		766,183

TOTAL LONG-TERM INVESTMENTS
(cost $121,250,029)		113,967,118

SHORT-TERM INVESTMENT — 48.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $57,613,763; includes $54,415,659 of cash collateral for securities on loan)(b)(w)	57,613,763	57,613,763

TOTAL INVESTMENTS — 144.1%
(cost $178,863,792)		171,580,881
Liabilities in excess of other assets — (44.1)%		(52,504,194)

NET ASSETS — 100.0%		$119,076,687

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $53,034,838; cash collateral of $54,415,659 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$171,580,881	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$171,580,881	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 104.2%

ASSET-BACKED SECURITIES — 0.2%

Ford Credit Auto Owner Trust, Series 2008-C, Class A3 (cost $700,000)	Aaa	5.98%	(c)	06/15/12		$700	$681,850

BANK NOTES(c)— 9.9%
AES Corp., Term B (original cost $2,000,767; purchased 05/21/08)(f)(g)	Ba+	7.01%		04/30/10		2,000	1,864,759
Alltel Communications LLC, Term (original cost $988,750; purchased 08/11/08)(f)(g)	Ba-	5.00%		05/15/15		1,000	969,967
Calpine Corp. (original cost $945,000; purchased 07/25/08)(f)(g)	B+(d)	6.65%		03/29/14		1,000	846,250
Chrysler Financial, Term (original cost $2,821,500; purchased 07/31/07, 11/28/07)(f)(g)	Ba-	6.82%		08/03/12		2,970	1,995,097
Community Health System, Term B (original cost $46,404; purchased 06/28/07)(f)(g)	Ba	4.00%		07/02/14		46	40,603
Community Health System, Term B (original cost $688,322; purchased 06/28/07, 12/04/07)(f)(g)	Ba	5.06%		07/02/14		688	602,282
Community Health System, Term B (original cost $157,133; purchased 05/29/08)(f)(g)	Ba	5.95%		07/25/14		157	137,492
Community Health System, Term B (original cost $61,872; purchased 09/30/08)(f)(g)	Ba	5.97%		07/25/14		62	54,138
CSC Holdings, Inc., Term B (original cost $1,958,347; purchased 09/30/08)(f)(g)	Ba-	4.57%		02/24/13		1,950	1,708,338
CSC Holdings, Inc., Term B (original cost $5,000; purchased 09/30/08)(f)(g)	Ba	4.57%		02/24/13		5	4,380
Ferrellgas, Notes (original cost $1,015,000; purchased 06/03/08)(f)(g)	B+(d)	8.87%		08/01/09		1,000	997,710
Ferrovial Term Loan Class B (United Kingdom)	Ba-	9.64%		04/07/11	GBP	388	542,943
First Data Corp. (original cost $861,995; purchased 07/25/08)(f)(g)	Ba-	5.95%		09/24/14		936	832,755
First Data Corp. (original cost $59,255; purchased 07/25/08)(f)(g)	Ba-	6.51%		09/24/14		64	57,245
Ford Motor Co., Term B (original cost $3,988,400; purchased 12/12/06 - 05/21/08)(f)(g)	Ba-	5.49%		11/29/13		4,211	2,751,743
Georgia Pacific Corp., Term Loan B (original cost $699,708; purchased 02/12/08)(f)(g)	Ba+	4.57%		12/20/12		777	684,564
Georgia Pacific Corp., Term Loan B (original cost $53,155; purchased 02/12/08)(f)(g)	Ba+	5.45%		12/20/12		59	52,005
Georgia Pacific Corp., Term Loan B (original cost $64,504; purchased 02/12/08)(f)(g)	Ba+	5.51%		12/20/12		72	63,108
Georgia Pacific Corp., Term Loan B (original cost $43,732; purchased 02/12/08)(f)(g)	Ba+	4.57%		12/20/12		49	42,785
HCA, Inc., Term B (original cost $1,477,500; purchased 11/14/06)(f)(g)	Ba-	6.10%		11/16/13		1,477	1,293,120
Local Insight, Term B (original cost $675,000; purchased 04/21/08)(f)(g)	Ba-	7.77%		04/21/15		750	647,500
MGM Studios, Term B (original cost $1,918,003; purchased 11/13/06)(f)(g)	Ba-	7.01%		04/08/12		1,940	1,359,818
Nordic Telephone, Term B (Denmark) (original cost $642,183; purchased 05/04/06)(f)(g)	Ba+	6.39%		11/30/14	EUR	498	632,906
Nordic Telephone, Term C (Denmark) (original cost $901,037; purchased 05/04/06)(f)(g)	Ba+	6.64%		11/30/14	EUR	699	897,048
Nuveen Investments (original cost $269,258; purchased 05/21/08)(f)(g)	Ba-	6.70%		11/02/14		272	231,173
Nuveen Investments (original cost $64,795; purchased 09/30/08)(f)(g)	Ba-	6.71%		11/02/14		65	55,076
Nuveen Investments (original cost $160,460; purchased 04/14/08)(f)(g)	Ba-	6.77%		11/02/14		162	137,689

Quicksilver (original cost $490,000; purchased 08/05/08)(f)(g)	Ba-	8.20%		08/05/13		500	477,500
Roundy’s, Inc., Term B (original cost $1,756,336; purchased 09/30/08)(f)(g)	Ba-	5.50%		10/27/11		1,745	1,585,847
Roundy’s, Inc., Term B (original cost $86,842; purchased 09/30/08)(f)(g)	Ba-	6.75%		10/27/11		87	78,954
Thomson Learning, Term B (original cost $2,063,733; purchased 06/27/07, 07/01/08)(f)(g)	B+(d)	6.20%		06/27/14		2,084	1,698,664
Travelport Synthetic (original cost $269,227; purchased 11/13/06)(f)(g)	Ba-	6.01%		08/01/13		268	212,794
Travelport Term Loan (original cost $1,333,990; purchased 11/13/06)(f)(g)	Ba-	6.01%		08/22/13		1,334	1,060,522
Tribune Co., Term B (original cost $1,106,146; purchased 06/18/08)(f)(g)	Ba	5.79%		06/04/14		1,460	631,562
Tribune Co., Term X (original cost $94,890; purchased 05/17/07, 10/09/07)(f)(g)	Ba	5.41%		05/30/09		95	86,848
TXU Corp., Term B3 (original cost $142,317; purchased 09/30/08)(f)(g)	Ba-	5.99%		10/10/14		142	119,775
TXU Corp., Term B3 (original cost $1,263,693; purchased 07/25/08)(f)(g)	Ba-	6.30%		10/10/14		1,343	1,129,916
TXU Corp., Term B3 (original cost $15,113; purchased 09/30/08)(f)(g)	Ba-	7.26%		10/10/14		15	12,919
Univision Communications, Inc., Term B (original cost $1,879,195; purchased 03/16/07 - 11/07/07)(f)(g)	B+(d)	5.05%		09/15/14		1,879	1,202,685
Univision Communications, Inc., Term DD (original cost $120,805; purchased 10/19/07 - 05/06/08)(f)(g)	Ba-	6.25%		09/15/14		121	77,315
UPC Broadband Holdings, Term M (Netherlands) (original cost $1,883,333; purchased 04/05/07)(f)(g)	Ba-	6.51%		12/31/14	EUR	1,883	2,359,701
VNU/NielseN Finance LLC, Term B (original cost $2,964,386; purchased 11/13/06, 05/21/08)(f)(g)	B+(d)	4.80%		08/09/13		2,948	2,536,339
Wind Acquisitions Finance, Term B, (original cost $479,249; purchased 12/07/06 - 07/18/08)(f)(g)	B-(d)	10.04%		12/21/11		479	464,872
WM Wrigley Jr. Co., Term B (original cost $495,000; purchased 08/12/08)(f)(g)	Ba+	7.00%		07/17/14		500	490,089

TOTAL BANK NOTES (cost $40,440,856)							33,728,796

CORPORATE BONDS — 86.0%

Advertising — 0.6%
R.H. Donnelley Corp., Gtd. Notes, 144A (original cost $75,000; purchased 09/02/08)(f)(g)	B1	11.75%		05/15/15		100	61,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%		01/15/16		1,750	595,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes(a)	B3	8.875%		10/15/17		4,450	1,513,000

							2,169,000

Airlines
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.071%		03/01/13		140	138,285

Automotive — 4.5%
Allison Transmission, Gtd. Notes, 144A (original cost $1,506,563; purchased 12/11/07 - 05/12/08)(a)(f)(g)	Caa1	11.00%		11/01/15		1,575	1,370,250
ArvinMeritor, Inc., Gtd. Notes(a)	B2	8.125%		09/15/15		3,675	2,829,750
ArvinMeritor, Inc., Gtd. Notes	B2	8.75%		03/01/12		625	525,000
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%		12/15/12		1,400	1,127,000
General Motors Corp., Sr. Unsec’d. Notes	Caa2	7.40%		09/01/25		570	205,200
General Motors Corp., Sr. Unsec’d. Notes	Caa2	7.70%		04/15/16		1,670	668,000
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa2	8.25%		07/15/23		1,505	590,713
Goodyear Tire & Rubber Co. (The), Gtd. Notes	Ba3	6.678%	(c)	12/01/09		700	686,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	Ba3	9.00%		07/01/15		800	792,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B2	7.857%		08/15/11		250	243,125
Tenneco, Inc., Gtd. Notes	B2	8.125%		11/15/15		1,245	1,064,475
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%		07/15/13		1,325	1,361,437
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $4,263,075; purchased 03/21/07 - 08/26/08)(a)(f)(g)	Ba3	7.00%		03/15/14		4,760	3,927,000

							15,389,950

Business Services — 0.9%
NSG Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,435,338; purchased 03/06/07 - 06/03/08)(f)(g)	Ba2	7.75%		12/15/25		2,435	2,313,250
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	6.75%		05/01/14		425	359,125
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	7.00%		05/01/17		425	352,750

							3,025,125

Cable — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	Caa1	8.75%		11/15/13		1,300	1,131,000
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A (original cost $1,702,000; purchased 04/15/08 - 06/05/08)(f)(g)	B3	8.375%		04/30/14		1,750	1,544,375
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18		3,350	2,914,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $202,500; purchased 09/02/08)(f)(g)	B1	8.50%		06/15/15		200	185,750
Echostar DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11		270	248,400
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		1,800	1,552,500
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		3,610	2,897,025
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	500	570,158
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	1,000	1,168,471

							12,212,179

Chemicals — 1.8%
Ineos Group Holdings PLC, Sec’d. Notes (United Kingdom)	B3	7.875%		02/15/16	EUR	850	631,221
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $1,757,056; purchased 01/11/07 - 05/05/08)(a)(f)(g)	B3	8.50%		02/15/16		2,095	1,131,300
KRATON Polymers LLC, Gtd. Notes	Caa1	8.125%		01/15/14		1,010	585,800
Nalco Co., Gtd. Notes(a)	B3	8.875%		11/15/13		2,125	2,119,687
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	1,250	1,583,771

							6,051,779

Commercial Services — 0.9%
ARAMARK Corp., Gtd. Notes	B3	6.301%	(c)	02/01/15		550	481,250
ARAMARK Corp., Gtd. Notes(a)	B3	8.50%		02/01/15		2,100	1,974,000
Lender Processing Services, Inc., Sr. Unsec’d. Notes, 144A (original cost $377,863; purchased 08/22/08)(f)(g)	Ba2	8.125%		07/01/16		370	360,750
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		100	89,500

							2,905,500

Computer Services & Software — 1.5%
First Data Corp., Gtd. Notes, 144A (original cost $5,978,702; purchased 10/16/07 - 07/22/08)(f)(g)	B3	9.875%		09/24/15		6,525	5,122,125

Containers & Packaging — 1.7%
Berry Plastics Corp., Sr. Sec’d. Notes, 144A	B1	9.385%		02/15/15		1,025	912,250
Berry Plastics Holding Corp., Sr. Sec’d. Notes	Caa1	8.875%		09/15/14		1,050	819,000
Crown Americas LLC, Gtd. Notes	B1	7.75%		11/15/15		1,525	1,486,875
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	637,500
OI European Group BV, Gtd. Notes (Netherlands)	Ba3	6.875%		03/31/17	EUR	1,500	1,805,499

							5,661,124

Diversified — 0.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		1,140	1,088,700

Diversified Financial Services — 5.8%
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $697,600; purchased 04/07/05, 04/27/06)(f)(g)	B2	8.00%		11/15/13		672	537,600
Citigroup, Inc., Jr. Sub. Notes	A2	8.40%	(c)	04/29/49		5,000	3,403,300
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $5,859,000; purchased 04/08/08 - 07/23/08)(a)(f)(g)	Ba3	7.75%		07/15/11		5,725	5,797,318
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	NR	5.625%		10/01/08		2,000	2,000,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.70%		01/15/10		150	114,875
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.80%		01/12/09		475	451,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.00%		10/01/13		725	445,554

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		10/28/09		175	140,694
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.80%		06/01/12		3,460	2,148,401
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	12.00%		05/15/15		1,000	763,111
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.75%		12/01/14		870	333,918
General Motors Acceptance Corp. LLC, Sr. Unsub. Notes(a)	B3	5.85%		01/14/09		1,550	1,324,740
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	B3	6.625%		01/18/12		275	34,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	6.875%		05/02/18		500	62,500
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38		2,425	3,031
Merrill Lynch & Co., Inc., Notes, MTN(a)	A2	6.875%		04/25/18		1,725	1,526,194
Nuveen Investments, Inc., Sr. Notes, 144A (original cost $760,000; purchased 05/19/08)(f)(g)	B3	10.50%		11/15/15		800	616,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	2.96%	(c)	07/26/10		350	265,479

							19,968,090

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $514,377; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	400	514,409

Electric — 9.8%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		1,050	952,875
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17		1,665	1,502,662
AES Corp. (The), Sr. Unsec’d. Notes, 144A (original cost $1,000,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20		1,000	875,000
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.00%		05/15/17		1,075	967,500
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.20%		05/15/19		3,825	3,366,000
Energy Future Holdings Corp., Gtd. Notes, 144A (original cost $5,029,344; purchased 02/12/08 - 06/05/08)(a)(f)(g)	B3	10.875%		11/01/17		4,865	4,390,662
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A (original cost $287,813; purchased 04/23/08 - 04/29/08)(f)(g)	B3	11.25%		11/01/17		275	232,375
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $2,282,844; purchased 04/11/08 - 08/26/08)(f)(g)	Ba3	9.00%		06/30/17		2,175	2,175,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11		50	50,250
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $1,493,240; purchased 04/02/08 - 04/25/08)(f)(g)	Ba1	7.25%		04/01/16		1,470	1,403,850
Midwest Generation LLC, Pass-Through Certificates	Baa3	8.56%		01/02/16		104	107,481
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14		1,000	927,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		6,750	6,075,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		1,100	1,001,000
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	7.25%		01/15/33		500	410,045
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11		1,240	1,255,261
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14		2,340	2,000,700
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12		1,250	1,262,283
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $1,474,706; purchased 03/31/06, 05/03/07)(f)(g)	Ba2	7.00%		06/30/21		1,450	1,306,864
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A (original cost $2,325,550; purchased 04/07/08 - 06/05/08)(f)(g)	B3	10.25%		11/01/15		2,260	2,039,650
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK, 144A (original cost $1,278,125; purchased 04/22/08)(f)(g)	B3	10.50%		11/01/16		1,250	1,059,375

							33,361,333

Electronic Components — 1.0%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		75	69,000
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11		2,725	2,643,250
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	709,688

							3,421,938

Entertainment & Leisure — 0.2%
Choctaw Resort Development Enterprise, Sr. Notes, 144A (original cost $836,400; purchased 03/29/06)(f)(g)	B1	7.25%		11/15/19		820	615,000

Environmental — 0.7%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.125%		05/15/16		400	373,000
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.25%		03/15/15		2,200	2,106,500

							2,479,500

Financial — Bank & Trust — 4.6%
Bank of America Corp., Jr. Sub. Notes	A1	8.00%	(c)	12/29/49		575	455,324
Bank of America Corp., Jr. Sub. Notes(a)	A1	8.125%	(c)	12/29/49		7,375	5,958,557
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,164,475; purchased 12/20/07)(f)(g)	Aa3	5.926%	(c)	09/29/49		1,250	869,274
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $306,630; purchased 12/13/07)(f)(g)	Aa3	7.434%	(c)	09/29/49		300	244,294
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,533,030; purchased 04/29/08)(f)(g)	Aa2	7.70%	(c)	04/29/49		1,500	1,231,358
Credit Agricole SA, Sub. Notes (France)	Aa3	4.13%	(c)	11/29/49	EUR	150	142,687
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $995,840; purchased 05/15/08)(f)(g)	Aa3	6.75%		05/21/18		1,000	838,477
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	A1	7.64%	(c)	03/31/49		700	521,513
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $3,122,478; purchased 10/18/07 - 04/29/08)(f)(g)	Aa2	6.671%	(c)	10/29/49		3,200	2,982,864
Societe Generale, Jr. Sub. Notes (France)	A1	6.999%	(c)	12/29/49	EUR	500	527,959
UBS Capital Jersey Ltd., Bank Gtd. Notes (Switzerland)	A1	7.152%	(c)	12/29/49	EUR	1,950	1,821,442

							15,593,749

Financial Services — 0.6%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.50%		07/18/16		500	447,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17		300	195,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $797,008; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		800	560,000
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.551%	(c)	05/01/10		850	799,000

							2,001,500

Food — 1.3%
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26		1,100	1,031,146
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%		12/01/11		1,700	1,704,250
SUPERVALU, Inc., Sr. Unsec’d. Notes	B1	7.50%		11/15/14		1,805	1,750,850

							4,486,246

Gaming — 1.3%
Harrah’s Operating Co., Inc., Gtd. Notes, 144A (original cost $2,412,969; purchased 04/10/08 - 05/19/08)(f)(g)	Caa1	10.75%		02/01/16		2,775	1,415,250
MGM Mirage, Gtd. Notes(a)	Ba2	7.50%		06/01/16		1,480	1,080,400
Mirage Resorts, Inc., Gtd. Notes	Ba2	7.25%		08/01/17		300	207,000
Station Casinos, Inc., Sr. Unsec’d. Notes	B3	7.75%		08/15/16		360	195,300
Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	6.625%		12/01/14		1,800	1,534,500

							4,432,450

Healthcare & Pharmaceuticals — 4.0%
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		1,820	1,729,000
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba3	7.875%		06/15/11		1,280	1,292,800
HCA, Inc., Sr. Sec’d. Notes	B2	9.125%		11/15/14		2,900	2,820,250
HCA, Inc., Sr. Sec’d. Notes(a)	B2	9.25%		11/15/16		6,245	6,073,262
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16		1,200	1,140,000
Mylan, Inc., Gtd. Notes	B+(d)	1.25%		03/15/12		625	480,469

							13,535,781

Healthcare Products — 2.4%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17		2,425	2,473,500
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		1,405	1,390,950
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17		4,425	4,447,125

							8,311,575

Healthcare Services — 0.9%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		3,195	3,035,250

Insurance — 0.2%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $1,053,108; purchased 05/13/08, 05/14/08)(f)(g)	Baa1	8.175%	(c)	05/15/58		1,050	168,204
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,000,000; purchased 08/13/08)(f)(g)	A3	8.25%		08/15/18		1,000	580,973

							749,177

Machinery & Equipment — 0.2%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		700	717,500

Media & Entertainment — 3.1%
Dex Media West LLC / Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10		1,100	970,750
Dex Media, Inc., Sr. Unsec’d. Notes(a)	B2	8.00%		11/15/13		2,775	1,276,500
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes	Ba3	8.375%		03/15/13		1,300	1,283,750
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B2	8.00%		04/30/14	EUR	1,425	1,213,696
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)(a)	B2	7.75%		03/15/16		2,795	2,459,600
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		450	396,000
Shaw Communications, Inc., Sr. Notes (Canada)	Ba1	8.25%		04/11/10		375	376,406
Unitymedia Hessen GmbH & Co. KG, Sr. Sec’d. Notes (Germany)	B2	7.836%	(c)	04/15/13	EUR	1,300	1,619,670
Videotron Ltee, Gtd. Notes, 144A (Canada) (original cost $1,097,375; purchased 04/08/08, 09/11/08)(f)(g)	Ba2	9.125%		04/15/18		1,050	1,081,500

							10,677,872

Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(a)	Ba2	7.084%	(c)	04/01/15		3,490	3,343,036
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		995	977,588
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		830	817,550

							5,138,174

Oil & Gas — 4.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		1,800	1,237,500
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		475	454,219
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		270	246,375
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%		08/15/14		1,375	1,285,625
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		1,400	1,288,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		800	766,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $249,315; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14		250	190,000
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375%	(c)	08/01/66		2,550	2,363,773
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14		1,085	1,002,269
SandRidge Energy, Inc., Gtd. Notes, 144A (original cost $487,500; purchased 05/08/08)(f)(g)	B3	7.508%	(c)	04/01/14		500	470,154
SandRidge Energy, Inc., Gtd. Notes, PIK, 144A (original cost $5,231,025; purchased 05/02/08, 05/08/08)(a)(f)(g)	B3	8.625%		04/01/15		5,250	4,698,750
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17		1,000	930,000

							14,932,665

Oil & Gas Services — 0.4%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		170	162,350
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		1,275	1,211,250

							1,373,600

Paper & Forest Products — 3.5%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		1,645	1,274,875
Georgia-Pacific LLC, Debs.	B2	7.25%		06/01/28		320	252,800
Georgia-Pacific LLC, Debs.(a)	B2	7.70%		06/15/15		3,450	3,156,750
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $170,625; purchased 11/01/07)(f)(g)	Ba3	7.00%		01/15/15		175	159,250

Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $357,563; purchased 01/24/08, 08/21/08)(f)(g)	Ba3	7.125%		01/15/17	375	334,687
Georgia-Pacific LLC, Sr. Unsec’d. Notes(a)	B2	7.75%		11/15/29	1,350	1,113,750
Georgia-Pacific LLC, Sr. Unsec’d. Notes(a)	B2	8.00%		01/15/24	2,500	2,200,000
Rayonier TRS Holdings, Inc., Gtd. Notes	BBB	3.75%		10/15/12	1,000	981,250
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	900	747,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	150	124,875
Verso Paper Holdings LLC, Sr. Sec’d. Notes	B2	6.551%	(c)	08/01/14	600	495,000
Verso Paper Holdings LLC, Sr. Sec’d. Notes	B2	9.125%		08/01/14	1,250	1,075,000

						11,915,237

Pipelines & Other — 4.7%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	7.125%		05/20/16	2,900	2,595,500
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	550	500,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	6.875%		04/01/11	1,750	1,592,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	7.50%		06/01/15	3,650	3,084,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.75%		02/15/12	150	141,750
Dynegy Roseton / Danskammer, Pass-Through Certificates, Series A	Ba3	7.27%		11/08/10	690	701,843
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	800	714,690
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37	500	398,392
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12	500	492,072
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12	1,250	1,297,641
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80%		08/01/31	200	168,503
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)(a)	Ba1	5.70%		01/05/16	2,960	2,656,600
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15	525	444,938
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A (original cost $250,343; purchased 07/24/08)(f)(g)	Baa3	7.119%		12/15/17	250	237,282
SemGroup LP, Sr. Notes, 144A (original cost $2,564,725; purchased 10/03/06 - 01/18/07)(f)(g)(i)	NR	8.75%		11/15/15	2,555	255,500
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32	875	814,242

						16,096,203

Real Estate — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%		02/01/17	850	650,250

Real Estate Investment Trusts — 0.9%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	2,570	2,428,650
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15	600	595,500

						3,024,150

Retail — 1.8%
Bon-Ton Department Stores, Inc. (The), Gtd. Notes(a)	Caa1	10.25%		03/15/14	1,625	487,500
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	2,180	1,776,700
Ferrellgas Partners LP / Ferrellgas Partners Finance, Sr. Notes	B2	8.75%		06/15/12	275	235,125
Ferrellgas Partners LP, Sr. Notes, 144A (original cost $892,500; purchased 07/30/08)(f)(g)	Ba3	6.75%		05/01/14	1,050	855,750
New Albertsons, Inc., Sr. Unsec’d. Notes	B1	7.75%		06/15/26	1,550	1,424,710
NPC International, Inc., Gtd. Notes	Caa1	9.50%		05/01/14	1,000	820,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13	710	628,350

						6,228,135

Semiconductors — 1.5%
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%		12/15/14	2,345	1,618,050
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14	550	346,500
Sensata Technologies BV, Gtd. Notes (Netherlands)(a)	Caa1	8.00%		05/01/14	3,725	3,147,625

						5,112,175

Services Cyclical — Rental Equipment — 2.0%
Hertz Corp. (The), Gtd. Notes	B1	8.875%		01/01/14	4,965	4,282,313
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	2,950	2,463,250

						6,745,563

Technology — 1.7%
Sanmina-SCI Corp., Sr. Sub. Notes	B3	8.125%		03/01/16	415	352,750
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%		10/01/11	2,250	2,210,625

Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13		3,652	3,286,800

							5,850,175

Telecommunications — 11.0%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13		675	607,500
Cricket Communications, Inc., Gtd. Notes(a)	B3	9.375%		11/01/14		300	279,000
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25		400	244,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15		700	581,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19		1,915	1,522,425
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31		500	382,500
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	Caa3	9.75%		05/01/13		1,900	380,000
Local Insight Regatta Holdings, Inc., Sr. Sub. Notes, 144A (original cost $595,000; purchased 06/03/08)(f)(g)	Caa1	11.00%		12/01/17		850	476,000
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark) (original cost $410,369; purchased 05/21/07, 05/13/08)(a)(f)(g)	B2	8.875%		05/01/16		385	350,350
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $652,828; purchased 05/24/06)(f)(g)	B2	8.25%		05/01/16	EUR	500	584,235
Nortel Networks Corp., Gtd. Notes (Canada)	B3	2.125%		04/15/14		825	394,969
Nortel Networks Ltd., Gtd. Notes (Canada)(a)	B3	9.003%	(c)	07/15/11		2,805	1,872,338
Nortel Networks Ltd., Gtd. Notes (Canada)(a)	B3	10.125%		07/15/13		4,125	2,578,125
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.25%		02/15/11		2,475	2,314,125
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10		1,100	1,064,250
Qwest Communications International, Inc., Gtd. Notes	B3	7.50%		02/15/14		1,450	1,254,250
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%		02/15/14		2,500	2,162,500
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25		750	636,563
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.069%	(c)	06/15/13		450	382,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	679,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%		06/15/23		2,000	1,570,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		950	931,000
Sprint Capital Corp., Gtd. Notes(a)	Baa3	6.90%		05/01/19		4,350	3,371,250
Sprint Capital Corp., Gtd. Notes	Baa3	8.75%		03/15/32		650	507,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	6.00%		12/01/16		2,790	2,148,300
Telesat Canada / Telesat LLC, Sr. Notes, 144A (original cost $785,750; purchased 06/27/08, 07/09/08)(f)(g)	Caa1	11.00%		11/01/15		800	640,000
Telesat Canada / Telesat LLC, Sr. Sub. Notes, 144A (original cost $398,000; purchased 10/31/07)(f)(g)	Caa1	12.50%		11/01/17		400	332,000
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,500	1,147,500
West Corp., Gtd. Notes(a)	Caa1	11.00%		10/15/16		600	432,000
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	600	764,433
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $4,101,975; purchased 11/22/05)(f)(g)	B2	10.75%		12/01/15		4,000	3,920,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		3,400	3,136,500

							37,646,488

Transportation — 0.3%
Kansas City Southern de Mexico SA de CV, Sr. Unsub. Notes (Mexico)	B1	9.375%		05/01/12		1,150	1,173,000

TOTAL CORPORATE BONDS (cost $348,729,191)							293,550,952

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%

Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Aaa	5.836%	(c)	12/25/35		553	376,710
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Aaa	6.00%		01/25/37		206	145,421
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Aaa	3.28%	(c)	01/19/38		458	183,299
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	Aaa	3.467%	(c)	05/25/46		494	207,029

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.729%	(c)	07/25/34	795	763,139

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,972,696)						1,675,598

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.8%

Federal Home Loan Mortgage Corp.		5.00%		12/14/18	500	469,978
Federal National Mortgage Assoc.		5.00%		TBA	7,000	6,820,625
Federal National Mortgage Assoc.		5.50%		TBA	16,000	15,955,008

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $23,094,625)						23,245,611

	Shares
COMMON STOCKS — 0.1%

Building Materials
Neenah Enterprises, Inc.	16,097	32,194

Diversified Financial Services — 0.1%
Lehman Brothers Holdings, Inc. (original cost $748,800; purchased 05/21/08)*(f)(g)	15,000	304,650
Merrill Lynch & Co., Inc. (original cost $333,125; purchased 05/15/08)(f)(g)	6,800	159,324

		463,974

TOTAL COMMON STOCKS (cost $1,082,729)		496,168

PREFERRED STOCK — 0.7%

Automotive — 0.2%
General Motors Corp., 5.25%, CVT	80,000	711,200

Diversified Financial Services — 0.1%
Citigroup, Inc., 6.50%, CVT	6,500	266,500

Financial — Bank & Trust — 0.3%
Bank of America Corp., 7.25%, CVT	525	439,950
UBS Preferred Funding Trust V, 6.24%	550,000	423,797

		863,747

Insurance
American International Group, Inc., 8.50%, CVT	7,100	60,989

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	5,300	450,023

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%*(g)	11	—

TOTAL PREFERRED STOCKS (cost $3,776,403)		2,352,459

	Units
RIGHTS *

Consumer Products — Household & Leisure
Sleepmaster Membership Interests, expiring 05/15/09 (cost $0)	1,055	—

WARRANTS*

Containers & Packaging
Pliant Corp., expiring 06/01/2010	5	—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A (original cost $0; purchased 09/23/02)(f)(g)	900	20,315

Publishing
Advanstar Holdings Corp., expiring 10/15/2011, 144A (original cost $0; purchased 10/09/01)(f)(g)	1,100	88,137

Ziff Davis Holdings, Inc., expiring 08/12/2012, 144A(g)	19,800	198

		88,335

TOTAL WARRANTS (cost $198)		108,650

TOTAL LONG-TERM INVESTMENTS (cost $419,796,698)		355,840,084

SHORT-TERM INVESTMENTS — 22.9%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 20.6%
Dryden Core Investment Fund — Taxable Money Market Series (cost $70,466,316; includes $69,635,976 of cash collateral for securities on loan)(b)(w)	70,466,316	70,466,316

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(n)— 0.5%
U.S. Treasury Bills	1.44%	12/26/08	$500	499,205
U.S. Treasury Bills	1.55%	12/11/08	250	249,672
U.S. Treasury Bills	1.70%	12/11/08	1,000	998,688

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,744,182)				1,747,565

	Contracts/
	Notional Amounts
	(000)#
OPTIONS PURCHASED * — 1.8%

Call Options — 1.8%
Interest Rate Swap Options,
expiring 07/06/2009 @ 4.25%	45,200	709,464
expiring 07/06/2009 @ 4.25%	140,500	2,205,303
expiring 09/08/2009 @ 4.75%	60,000	1,268,745
expiring 09/18/2009 @ 4.00%	154,400	1,829,279

TOTAL OPTIONS PURCHASED (cost $3,763,645)		6,012,791

TOTAL SHORT-TERM INVESTMENTS (cost $75,974,143)		78,226,672

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—127.1% (cost $495,770,841)		434,066,756

OPTIONS WRITTEN* — (1.7)%

Call Options — (1.6)%
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $119.00	8,900	(54,234)
Interest Rate Swap Options,
expiring 07/06/2009 @ 4.90%	15,100	(674,024)
expiring 07/06/2009 @ 4.90%	46,800	(2,089,029)
expiring 09/08/2009 @ 5.15%	20,000	(1,079,864)
expiring 09/18/2009 @ 4.55%	51,500	(1,661,655)

		(5,558,806)

Put Options — (0.1)%
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $113.00	8,900	(114,031)

TOTAL OPTIONS WRITTEN
(premium received $3,759,399)		(5,672,837)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o)—125.4% (cost $492,011,442)		428,393,919
Liabilities in excess of other assets(x) — (25.4)%		(86,901,887)

NET ASSETS — 100.0%		$341,492,032

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

TBA	To Be Announced

BRL	Brazilian Real

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

INR	Indian Rupee

MYR	Malaysian Ringgit

MXN	Mexican Peso

PHP	Philippine Peso

RUB	Russian Ruble

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $66,416,319; cash collateral of $69,635,976 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $114,008,390. The aggregate value of $95,720,209 is approximately 28.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and / or principal repayment, where applicable. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2008, 6 securities representing $1,549,821 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $463,974 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $1,085,847 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency contracts, interest rate, credit default and total return swap agreements as follows:

Future contracts open at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2008	Appreciation

Long Positions:
226	90 Day Euro Dollar	Mar 09	$54,596,337	$54,824,775	$228,438
226	90 Day Euro Dollar	Jun 09	54,485,000	54,782,400	297,400
197	90 Day Euro Dollar	Sep 09	47,506,550	47,710,938	204,388
114	90 Day Sterling	Mar 09	23,823,503	24,064,989	241,486
42	90 Day Sterling	Sep 09	8,784,468	8,897,783	113,315

					$1,085,027	(1)

(1)	Cash of $1,406,200 has been segregated with the broker to cover requirements for open futures contacts as September 30, 2008.

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Brazilian Real,
Expiring 12/02/08	BRL	11,810	$6,969,488	$6,125,102	$(844,386)
British Pound,
Expiring 10/03/08	GBP	93	170,652	165,339	(5,313)
Chinese Yuan,
Expiring 07/15/09	CNY	15,621	2,415,000	2,252,013	(162,987)
Euro,
Expiring 10/03/08	EUR	13,945	19,578,780	19,631,720	52,940
Indian Rupee,
Expiring 11/12/08	INR	161,396	3,994,028	3,436,192	(557,836)
Malaysian Ringgit,
Expiring 11/12/08	MYR	10,184	3,146,172	2,971,277	(174,895)
Philippines Peso,
Expiring 11/12/08	PHP	77,600	1,750,568	1,649,908	(100,660)
Expiring 02/06/09	PHP	57,748	1,287,662	1,226,395	(61,267)
Expiring 12/27/10	PHP	2,300	51,385	44,066	(7,319)
Russian Ruble,
Expiring 05/06/09	RUB	119,526	4,921,522	4,543,703	(377,819)
Singapore Dollar,
Expiring 11/21/08	SGD	4,039	2,984,000	2,816,969	(167,031)

			$47,269,257	$44,862,684	$(2,406,573)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Brazilian Real,
Expiring 12/02/08	BRL	1,329	$782,840	$689,098	$93,742
British Pound,
Expiring 11/03/08	GBP	1,976	3,589,799	3,521,734	68,065
Euro,
Expiring 10/03/08	EUR	14,978	21,923,299	21,085,974	837,325
Expiring 10/16/08	EUR	13,945	19,613,643	19,631,720	(18,077)
Indian Rupee,
Expiring 11/12/08	INR	161,396	3,756,898	3,436,042	320,856
Malaysian Ringgit,
Expiring 11/12/08	MYR	155	45,000	45,215	(215)
Philippines Peso,
Expiring 02/06/09	PHP	2,150	45,000	45,662	(662)
Expiring 12/27/10	PHP	2,300	47,589	44,066	3,523
Russian Ruble,
Expiring 05/06/09	RUB	50,063	2,129,000	1,903,125	225,875
Singapore Dollar,
Expiring 11/21/08	SGD	191	142,000	133,085	8,915

			$52,075,068	$50,535,721	$1,539,347

Interest rate swap agreements outstanding at September 30, 2008:

						Unrealized
			Notional Amount#			Appreciation
Counterparty	Termination Date		(000)	Fixed Rate	Floating Rate	(Depreciation)
Bank of America(2)	12/17/28		$4,200	5.00%	3 month LIBOR	$(140,074)
Bank of America(2)	12/17/38		8,100	5.00%	3 month LIBOR	(678,914)
Barclays Bank PLC(1)	12/17/18		3,600	5.00%	3 month LIBOR	29,143
Barclays Bank PLC(1)	12/17/10		5,600	4.00%	3 month LIBOR	(68,565)
Citigroup(1)	12/17/28		5,000	5.00%	3 month LIBOR	(242,624)
Credit Suisse International(1)	12/17/18		600	5.00%	3 month LIBOR	13,456
Deutsche Bank AG(1)	06/17/10		100	4.00%	3 month LIBOR	188
Deutsche Bank AG(1)	12/17/10		11,300	4.00%	3 month LIBOR	(130,246)
Goldman Sachs Capital Markets, L.P.(1)	12/17/10		19,100	4.00%	3 month LIBOR	79,592
Goldman Sachs Capital Markets, L.P.(1)	12/17/15		3,950	5.00%	3 month LIBOR	27,486
Goldman Sachs Capital Markets, L.P.(1)	12/17/18		5,200	5.00%	3 month LIBOR	57,751
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		2,000	5.00%	3 month LIBOR	(65,039)
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		2,200	5.00%	3 month LIBOR	(97,172)
Merrill Lynch & Co.(1)	12/17/10		5,600	4.00%	3 month LIBOR	(68,950)
Merrill Lynch & Co.(1)	12/17/18		22,310	5.00%	3 month LIBOR	280,434
Merrill Lynch & Co.(2)	12/17/23		2,100	5.00%	3 month LIBOR	(42,126)
Morgan Stanley Capital Services, Inc.(1)	12/17/10		27,100	4.00%	3 month LIBOR	119,310
Morgan Stanley Capital Services, Inc.(1)	12/17/13		3,000	4.00%	3 month LIBOR	(14,451)
Morgan Stanley Capital Services, Inc.(1)	12/17/18		6,900	5.00%	3 month LIBOR	183,382
Morgan Stanley Capital Services, Inc.(2)	12/17/38		7,200	5.00%	3 month LIBOR	(379,468)
Royal Bank of Scotland PLC(1)	12/17/10		9,100	4.00%	3 month LIBOR	37,568
Royal Bank of Scotland PLC(1)	12/17/18		3,700	5.00%	3 month LIBOR	28,212
Royal Bank of Scotland PLC(1)	06/17/10		7,000	4.00%	3 month LIBOR	38,794
Royal Bank of Scotland PLC(2)	12/17/38		1,200	5.00%	3 month LIBOR	27,229
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian Interbank lending rate	(1,000,771)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian Interbank lending rate	(150,404)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian Interbank lending rate	(2,862)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian Interbank lending rate	(1,818,899)
Goldman Sachs Capital Markets, L.P.(2)	09/17/18	EUR	800	5.00%	6 month EURIBOR	(16,382)
Goldman Sachs Capital Markets, L.P.(2)	09/17/13	EUR	2,000	4.75%	6 month EURIBOR	6,439
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	GBP	8,000	5.00%	6 month LIBOR	145,387
Goldman Sachs Capital Markets, L.P.(2)	03/18/39	GBP	1,600	5.00%	6 month LIBOR	(99,610)
Royal Bank of Scotland PLC(1)	03/18/10	GBP	20,300	5.00%	6 month LIBOR	88,486
Citigroup(1)	05/14/09	MXN	29,000	7.91%	28 day Mexican Interbank rate	(21,197)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	36,000	7.91%	28 day Mexican Interbank rate	(26,314)

						$(3,901,211)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2008:

					Unrealized
		Notional Amount#			Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection:
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	$200	4.50%	Aramark Services, Inc., 8.50%, due 02/01/15	$(3,638)
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	500	4.57%	CHS/Community Health, 8.875%, due 07/15/15	(13,081)
Merrill Lynch & Co.(1)	06/20/12	400	2.08%	CSC Holdings, Inc., 7.625%, due 07/15/18	(34,861)
Bank of America(1)	06/20/13	15,000	5.00%	Dow Jones CDX HY-10 100 Index	(483,467)
Deutsche Bank AG(1)	06/20/13	1,100	1.55%	Dow Jones CDX NA IG 10 5Y	9,187
Citigroup, Inc.(1)	09/20/13	100	4.40%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	(8,246)
Citigroup, Inc.(1)	12/20/12	400	2.25%	Forest Oil Corp., 7.75%, due 05/01/14	(14,087)
Citigroup, Inc.(1)	09/20/13	150	5.00%	Freescale Semiconductor, 8.875%, due 12/15/14	(11,896)
Deutsche Bank AG(1)	12/20/12	400	6.70%	General Motors, 7.125%, due 07/15/13	(199,663)
Bank of America(1)	06/20/13	700	5.15%	Georgia-Pacific LLC, 7.75%, due 11/15/29	5,703
Citigroup, Inc.(1)	06/20/15	450	4.65%	Georgia-Pacific LLC, 7.75%, due 11/15/29	(6,785)
Bank of America(1)	09/20/10	850	5.00%	GMAC LLC, 6.875%, due 08/28/12	(246,065)
Merrill Lynch & Co.(1)	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	(1,354,873)
Merrill Lynch & Co.(1)	09/20/13	3,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	(918,352)
Citigroup, Inc.(1)	09/20/13	100	4.05%	Nalco Co., 7.75%, due 11/15/11	(1,106)
Citigroup, Inc.(1)	03/20/13	200	5.00%	Nortel Networks Corp., 4.25%, due 09/01/08	(46,063)
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	1,900	3.85%	Reliant Energy, 6.75%, due 12/15/14	(287,372)
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	1,500	4.00%	Reliant Energy, 6.75%, due 12/15/14	(218,920)
Goldman Sachs Capital Markets, L.P.(1)	06/20/13	450	5.00%	Station Casinos, 6.00%, due 04/01/12	(145,578)
Goldman Sachs Capital Markets, L.P.(1)	06/20/13	200	5.00%	Station Casinos, 6.00%, due 04/01/12	(67,002)
Merrill Lynch & Co.(1)	06/20/13	500	5.00%	Station Casinos, 6.00%, due 04/01/12	(166,075)
Merrill Lynch & Co.(1)	06/20/13	200	5.00%	Station Casinos, 6.00%, due 04/01/12	(65,595)
Merrill Lynch & Co.(1)	06/20/13	350	5.00%	Station Casinos, 6.00%, due 04/01/12	(113,950)
Deutsche Bank AG(1)	06/20/13	200	4.50%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(16,251)

					$(4,408,036)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreement outstanding at September 30, 2008:

		Notional Amount#	Floating		Unrealized
Counterparty	Termination Date	(000)	Rate (2)	Reference Entity/Obligation	Appreciation
Merrill Lynch & Co.(1)	10/23/08	4	LIBOR +25 bps	Sandridge Energy, Inc.	$—

					$—

(1)	Portfolio pays the Total Return of the reference entity and the counterparty pays the floating rate.

(2)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

#	Notional Amount is shown in U.S. dollars.

Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$72,427,370	$1,085,027
Level 2 - Other Significant Observable Inputs — Long	360,553,539	(9,176,473)
Level 2 - Other Significant Observable Inputs — Short	(5,672,837)	—
Level 3 - Significant Unobservable Inputs	1,085,847	—

Total	$428,393,919	$(8,091,446)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/07	$462,090
Accrued discounts/premiums	(4,578)
Realized gain (loss)	1,402,283
Change in unrealized appreciation (depreciation)	2,380,694
Net purchases (sales)	(3,154,642)
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$1,085,847

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%

AFFILIATED MUTUAL FUNDS — 90.9%
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	203,157	$3,169,244
AST DeAM Large-Cap Value Portfolio	454,303	3,793,429
AST Federated Aggressive Growth Portfolio	177,399	1,252,438
AST International Growth Portfolio	65,033	654,234
AST International Value Portfolio	32,478	461,839
AST Large-Cap Value Portfolio	438,369	5,795,234
AST Marsico Capital Growth Portfolio	303,245	5,112,718
AST MFS Growth Portfolio	315,419	2,838,768
AST Mid-Cap Value Portfolio	44,306	439,960
AST Money Market Portfolio	3,089,596	3,089,596
AST Neuberger Berman Mid-Cap Growth Portfolio*	22,352	384,231
AST PIMCO Total Return Bond Portfolio	744,748	8,415,655
AST Small-Cap Value Portfolio	140,879	1,598,982
AST T. Rowe Price Large-Cap Growth Portfolio	380,689	3,430,005
AST Western Asset Core Plus Bond Portfolio	217,456	2,124,546

TOTAL AFFILIATED MUTUAL FUNDS(w) (cost $47,782,458)		42,560,879

COMMON STOCKS — 9.5%
Exchange Traded Funds
iShares COMEX Gold Trust*	15,707	1,342,477
iShares S&P MidCap 400 Index Fund	17,171	1,242,494
PowerShares Cleantech Portfolio*	33,756	863,141
PowerShares QQQ Trust	25,710	1,000,376

TOTAL COMMON STOCKS (cost $5,047,144)		4,448,488

TOTAL INVESTMENTS — 100.4% (cost $52,829,602)		47,009,367
Liabilities in excess of other assets — (0.4)%		(165,898)

NET ASSETS — 100.0%		$46,843,469

*      Non-income producing security.
(w)   Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$47,009,367	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$47,009,367	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.7%
AFFILIATED MUTUAL FUNDS — 93.0%
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	197,649	$3,083,329
AST DeAM Large-Cap Value Portfolio	438,962	3,665,329
AST Federated Aggressive Growth Portfolio	194,348	1,372,099
AST International Growth Portfolio	14,588	146,751
AST International Value Portfolio	5,645	80,269
AST Large-Cap Value Portfolio	423,119	5,593,635
AST Marsico Capital Growth Portfolio	288,928	4,871,327
AST MFS Growth Portfolio	300,693	2,706,234
AST Mid-Cap Value Portfolio	42,587	422,884
AST Money Market Portfolio	4,692,878	4,692,878
AST Neuberger Berman Mid-Cap Growth Portfolio*	21,213	364,654
AST PIMCO Total Return Bond Portfolio	2,023,057	22,860,542
AST Small-Cap Value Portfolio	177,596	2,015,714
AST T. Rowe Price Large-Cap Growth Portfolio	362,616	3,267,173
AST Western Asset Core Plus Bond Portfolio	589,792	5,762,270

TOTAL AFFILIATED MUTUAL FUNDS (cost $66,540,665)(w)		60,905,088

COMMON STOCKS — 7.7%
Exchange Traded Funds
iShares COMEX Gold Trust*	8,708	744,273
iShares S&P MidCap 400 Index Fund	28,917	2,092,434
PowerShares Cleantech Portfolio	43,113	1,102,399
PowerShares QQQ Trust	29,513	1,148,351

TOTAL COMMON STOCKS (cost $5,920,958)		5,087,457

TOTAL INVESTMENTS — 100.7% (cost $72,461,623)		65,992,545
Liabilities in excess of other assets — (0.7)%		(488,426)

NET ASSETS — 100.0%		$65,504,119

*       Non-income producing security.
(w)   Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$65,992,545	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$65,992,545	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Australia — 2.7%
CSL Ltd.	395,655	$11,986,346
Woolworths Ltd.	475,849	10,482,019
WorleyParsons Ltd.	453,523	11,217,643

		33,686,008

Austria
Raiffeisen International Bank Holding AG	5,462	394,522

Bermuda — 0.4%
Credicorp Ltd.	83,770	5,024,525

Brazil — 3.0%
All America Latina Logistica SA	302,476	2,077,545
BM&FBOVESPA SA	1,152,323	5,074,606
Gafisa SA	415,500	5,284,093
LLX Logistica SA*	256,000	242,157
MMX Mineracao e Metalicos SA*	266,600	1,258,115
Petroleo Brasileiro SA, ADR	305,988	13,448,173
Unibanco — Uniao de Bancos Brasileiros SA, GDR	68,642	6,927,351
Weg SA	401,300	2,990,401

		37,302,441

Canada — 8.2%
Canadian National Railway Co.(a)	190,370	9,105,397
EnCana Corp.	278,010	17,752,933
Potash Corp. of Saskatchewan, Inc.(a)	192,864	25,459,977
Research In Motion Ltd.*(a)	96,726	6,606,386
Rogers Communications, Inc. (Class B Stock)	859,300	27,872,244
Shoppers Drug Mart Corp.	329,100	15,879,056

		102,675,993

Chile — 0.2%
Centros Comerciales Sudamericanos SA, ADR, 144A*	56,581	1,997,066

China — 1.4%
China Merchants Bank Co. Ltd. (Class H Stock)	3,167,000	7,647,975
China Oilfield Services Ltd. (Class H Stock)	5,372,000	4,977,210
Mindray Medical International Ltd., ADR(a)	165,651	5,587,408

		18,212,593

Czech Republic — 0.7%
CEZ A/S	139,559	8,670,757

Denmark — 3.8%
FLSmidth & Co. A/S	73,325	3,723,306
Novo Nordisk A/S (Class B Stock)	391,300	20,285,890
Vestas Wind Systems A/S*	272,213	23,760,084

		47,769,280

Egypt — 0.6%
Egyptian Financial Group-Hermes Holding	1,202,502	7,378,355

France — 7.6%
Accor SA	121,728	6,501,053
Alstom SA	119,630	9,081,015
AXA SA	624,623	20,446,584
BNP Paribas	54,646	5,216,357
Cie Generale de Geophysique-Veritas*	139,928	4,439,784
Eurazeo	75,355	6,370,179
Iliad SA	76,217	6,350,343
JC Decaux SA	140,863	3,084,610
Veolia Environnement	402,370	16,553,923
Vivendi	542,442	17,005,899

		95,049,747

Germany — 4.9%
Beiersdorf AG	262,638	16,600,376
Deutsche Bank AG	89,227	6,383,018
E.ON AG	326,495	16,434,695
Linde AG	123,546	13,192,919
Q-Cells AG*	109,003	9,140,228

		61,751,236

Greece — 1.1%
Coca Cola Hellenic Bottling Co. SA	193,140	4,215,487
National Bank of Greece SA	229,333	9,293,599

		13,509,086

Hong Kong — 1.5%
CNOOC Ltd.	3,766,100	4,230,822
Esprit Holdings Ltd.	1,538,700	9,537,740
Noble Group Ltd.	4,722,000	4,493,661

		18,262,223

India — 3.1%
Bharti Airtel Ltd.*	599,776	10,173,060
ICICI Bank Ltd., ADR(a)	197,254	4,639,414
Infosys Technologies Ltd.	332,503	10,112,258
Sun Pharmaceutical Industries Ltd.	178,354	5,701,194
Vedanta Resources PLC	408,548	8,563,277

		39,189,203

Indonesia — 0.4%
Bank Rakyat Indonesia	9,660,000	5,457,847

Israel — 2.6%
Teva Pharmaceutical Industries Ltd., ADR(a)	717,911	32,873,145

Italy — 1.7%
Saipem SpA	719,079	21,515,538

Japan — 10.3%
Aeon Mall Co. Ltd.	274,000	8,166,387
Daikin Industries Ltd.	147,700	4,981,632
Daiwa Securities Group, Inc.	748,000	5,448,235
Jupiter Telecommunications Co. Ltd.	11,511	8,288,071
K.K. DaVinci Advisors*	3,689	856,772
Komatsu Ltd.	922,700	15,105,990
Marubeni Corp.	1,382,000	6,264,589
Mitsubishi Corp.	756,300	15,776,531
Mizuho Financial Group, Inc.	1,425	6,231,735

Nintendo Co. Ltd.	100,200	42,502,213
Nippon Electric Glass Co. Ltd.	437,000	3,958,545
Suruga Bank Ltd.	985,000	11,465,203

		129,045,903

Luxembourg — 0.8%
Millicom International Cellular SA(a)	155,008	10,644,399

Malaysia — 0.3%
Kuala Lumpur Kepong Bhd	1,489,800	4,180,516

Mexico — 1.6%
America Movil SAB de CV (Class L Stock), ADR(a)	158,309	7,339,205
Cemex SAB de CV, ADR*(a)	250,589	4,315,143
Wal-Mart de Mexico SAB de CV (Class V Stock)	2,236,700	7,833,000

		19,487,348

Netherlands — 1.1%
Heineken NV	231,556	9,303,277
Qaigen NV*	244,614	4,833,856

		14,137,133

Russia
PIK Group, GDR, 144A*	78,937	430,207

Singapore — 0.7%
CapitaLand Ltd.	396,000	863,193
Wilmar International Ltd.	4,179,900	7,412,626

		8,275,819

South Africa — 1.8%
MTN Group Ltd.	1,138,189	16,060,402
Naspers Ltd. (Class N Stock)	321,100	6,342,158

		22,402,560

Spain — 2.9%
Banco Santander Central Hispano SA	1,379,794	20,689,020
Gamesa Corp. Tecnologica SA	198,372	6,796,598
Iberdrola Renovables SA*	2,150,027	9,394,507

		36,880,125

Switzerland — 12.9%
ABB Ltd.*	1,960,706	37,995,400
Actelion Ltd.*	238,294	12,278,936
Credit Suisse Group AG	386,962	18,071,888
Julius Baer Holding AG	276,560	13,753,453
Lonza Group AG	133,044	16,693,194
Nestle SA	900,299	38,908,707
SGS SA	7,742	9,111,620
Synthes, Inc.	76,903	10,638,938
UBS AG*	264,490	4,520,781

		161,972,917

Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	1,876,800	6,722,126
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,307,504	12,251,313

		18,973,439

United Arab Emirates — 0.4%
DP World Ltd.	7,937,545	5,635,657

United Kingdom — 19.1%
AMEC PLC	685,605	7,864,115
Autonomy Corp. PLC*	311,561	5,784,795
BAE Systems PLC	1,901,532	14,017,889
BG Group PLC	1,935,213	35,096,946
Capita Group PLC (The)	1,164,820	14,496,877
HSBC Holdings PLC	575,358	9,308,246
Johnson Matthey PLC	46,938	1,141,869
Man Group PLC	1,315,341	8,037,847
Petrofac Ltd.	582,953	6,091,223
Reckitt Benckiser Group PLC	730,074	35,397,382
Rio Tinto PLC	57,372	3,600,608
Rolls-Royce Group PLC*	2,940,113	17,802,194
Rotork PLC	238,434	3,983,601
Standard Chartered PLC	784,824	19,310,932
Tesco PLC	1,482,987	10,314,105
Tullow Oil PLC	871,684	11,144,699
Vodafone Group PLC	12,986,819	28,680,349
Xstrata PLC	253,578	7,902,619

		239,976,296

United States — 0.7%
Alcon, Inc.	26,900	4,344,619
Las Vegas Sands Corp.*(a)	129,776	4,686,211

		9,030,830

TOTAL LONG-TERM INVESTMENTS (cost $1,458,170,356)		1,231,792,714

SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $121,397,861; includes $76,906,491 of cash collateral for securities on loan)(b)(w)	121,397,861	121,397,861

TOTAL INVESTMENTS(o) — 107.7% (cost $1,579,568,217)		1,353,190,575
Liabilities in excess of other assets — (7.7)%		(96,288,825)

NET ASSETS — 100.0%		$1,256,901,750

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $78,702,075; cash collateral of $76,906,491 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 99 securities representing $984,212,968 and 78.3% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$368,977,607	—
Level 2 - Other Significant Observable Inputs	984,212,968	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,353,190,575	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Affiliated Money Market Mutual fund	9.7%
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.0
Financial — Bank & Trust	5.5
Media	4.8
Foods	4.7
Chemicals	4.6
Banks	4.1
Financial Services	4.0
Consumer Products & Services	3.4
Entertainment & Leisure	3.4
Engineering/R&D Services	3.0
Retail & Merchandising	2.9
Computer Services & Software	2.3
Wireless Telecommunication Services	2.3
Telecommunications	2.2
Medical Supplies & Equipment	2.2
Utilities	2.1
Commercial Banks	2.1
Electronic Components & Equipment	1.9
Commercial Services	1.9
Insurance	1.6
Industrial Products	1.4
Oil & Gas	1.4
Metals & Mining	1.4
Water	1.3
Investment Firms	1.3
Machinery — Construction & Mining	1.2
Aerospace	1.1
Beverages	1.0
Semiconductors	1.0
Construction	1.0
Biotechnology	1.0
Engineering/construction	0.9
Computer Hardware	0.9
Oil & Gas Exploration/Production	0.9
Diversified Financial Services	0.8
Real Estate Investment Trusts	0.7
Energy Equipment & Services	0.7
Diversified Resources	0.7
Diversified Machinery	0.7
Electric	0.7
Transportation	0.6
Agriculture	0.6
Business Services	0.6
Equipment Services	0.5
Lodging	0.5
Building & Construction	0.4
Building Products	0.4
Oil & Gas Services	0.4
Hotels, Restaurants & Leisure	0.4
Holding Companies — Diversified	0.4
Healthcare Equipment & Supplies	0.3
Instruments — Controls	0.3
Machinery & Equipment	0.3
Diversified Metals	0.3
Advertising	0.3
Machinery	0.2

107.7%
Liabilities in excess of other assets	(7.7)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.0%

COMMON STOCKS

Australia — 2.7%
Amcor Ltd.	322,545	$1,418,368
AWB Ltd.	700,100	1,563,889
BHP Billiton Ltd.	181,703	4,700,778
BlueScope Steel Ltd.	420,300	2,477,085
Centennial Coal Co. Ltd.	413,500	1,223,934
Foster’s Group Ltd.	276,600	1,235,794
Macquarie Group Ltd.	78,800	2,426,379
Minara Resources Ltd.	325,800	424,557
National Australia Bank Ltd.	78,600	1,586,343
OZ Minerals Ltd.	494,701	627,720
Pacific Brands Ltd.	838,600	1,310,910
Qantas Airways Ltd.	958,900	2,444,607

		21,440,364

Austria — 0.1%
Voestalpine AG	35,200	1,099,939

Belgium — 0.2%
AGFA-Gevaert NV*	142,500	905,296
Fortis	88,600	547,368

		1,452,664

Brazil — 1.2%
Empresa Brasileira de Aeronautica SA, ADR	221,400	5,980,014
Redecard SA	293,100	3,650,465

		9,630,479

Canada — 5.2%
Canadian National Railway Co.	197,700	9,433,128
Canadian Natural Resources Ltd.	130,800	8,971,952
Canadian Oil Sands Trust	80,400	2,928,169
Nexen, Inc.	96,000	2,228,048
Potash Corp. of Saskatchewan, Inc.	50,500	6,666,505
Rogers Communications, Inc. (Class B Stock)	355,400	11,527,750

		41,755,552

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	3,130,600	11,662,610
China Merchants Bank Co. Ltd. (Class H Stock)	2,503,976	6,046,841
Country Garden Holdings Co. Ltd.	4,888,500	1,553,175

		19,262,626

Denmark — 4.2%
Carlsberg A/S (Class B Stock)	119,500	9,111,088
Danske Bank A/S	89,500	2,154,938
H. Lundbeck A/S	127,600	2,425,963
Novo Nordisk A/S (Class B Stock)	291,300	15,101,661
Vestas Wind Systems A/S*	55,661	4,858,365

		33,652,015

Finland — 3.2%
Fortum Oyj	307,937	10,334,116
Nokia Oyj	634,936	11,842,441
Pohjola Bank PLC	71,800	1,046,362
Rautaruukki Oyj	32,000	639,522
TietoEnator Oyj	128,700	1,894,410

		25,756,851

France — 12.5%
Air Liquide	60,002	6,593,260
AXA SA	451,600	14,782,801
BNP Paribas	179,871	17,169,991
Ciments Francais SA	5,600	584,315
Compagnie Generale des Establissements Michelin (Class B Stock)	20,800	1,347,262
Credit Agricole SA	65,700	1,265,369
France Telecom SA	408,074	11,446,286
Groupe Danone	165,560	11,743,455
Lafarge SA	12,892	1,357,372
LVMH Moet Hennessy Louis Vuitton SA	130,634	11,468,812
Natixis	40,000	133,948
Peugeot SA	48,100	1,810,297
Rallye SA	27,900	817,940
Renault SA	18,200	1,159,871
Safran SA	151,001	2,642,605
Sanofi-Aventis SA	92,100	6,055,149
Societe Generale	13,900	1,248,629
THOMSON*	133,700	477,827
Total SA	80,300	4,878,208
Valeo SA	44,000	1,331,514
Vivendi	63,700	1,997,035

		100,311,946

Germany — 7.0%
Allianz SE	12,000	1,645,175
BASF SE	115,200	5,492,317
Daimler AG	51,500	2,557,120
Deutsche Bank AG	27,400	1,960,110
Deutsche Lufthansa AG	98,300	1,921,596
E.ON AG	266,523	13,415,900
Hannover Rueckversicherung AG	49,735	1,820,204
Heidelberger Druckmaschinen AG	69,863	1,100,530
MTU Aero Engines Holding AG	65,900	1,816,190
Muenchener Rueckversicherungs AG	23,800	3,590,098
Norddeutsche Affinerie AG	25,400	1,073,546
Porsche Automobil Holding SE	68,409	7,418,274
SAP AG	170,367	9,073,538
ThyssenKrupp AG	108,200	3,248,581

		56,133,179

Greece — 1.8%
Alpha Bank A.E.	60,100	1,308,444
Mytilineos Holdings SA	47,155	386,490
National Bank of Greece SA	255,231	10,343,102
OPAP SA	90,650	2,782,412

		14,820,448

Guernsey — 0.8%
Amdocs Ltd.*	226,800	6,209,784

Hong Kong — 2.4%
Cathay Pacific Airways Ltd.	714,000	1,217,870
Chaoda Modern Agriculture Holdings Ltd.	1,254,425	1,059,468
China Mobile Ltd.	936,178	9,378,329

CITIC Pacific Ltd.	236,000	689,860
Hong Kong Exchanges and Clearing Ltd.	459,800	5,663,092
Hongkong Electric Holdings Ltd.	177,500	1,114,872
Orient Overseas International Ltd.	119,307	305,629

		19,429,120

Ireland — 0.4%
Allied Irish Banks PLC (TRQX)	94,900	780,124
Allied Irish Banks PLC (XLON)	36,579	298,431
Bank of Ireland	184,600	1,029,129
Irish Life & Permanent PLC	206,800	1,448,716

		3,556,400

Israel — 2.4%
Teva Pharmaceutical Industries Ltd., ADR	413,300	18,925,007

Italy — 1.7%
Banche Popolari Unite ScpA	30,500	668,154
Banco Popolare SC	87,100	1,353,047
ENI SpA	150,400	3,986,501
Finmeccanica SpA	61,500	1,333,168
Fondiaria-Sai SpA	47,400	1,118,819
Indesit Co. SpA	99,900	1,061,452
Intesa Sanpaolo SpA	381,700	2,099,184
Parmalat Finanziaria SpA,*	448,250	69,415
Telecom Italia SpA	1,505,234	2,240,197

		13,929,937

Japan — 13.2%
Alpine Electronics, Inc.	57,400	551,007
Alps Electric Co. Ltd.	108,200	846,983
Asahi Glass Co. Ltd.	134,000	1,177,944
Asahi Kasei Corp.	528,000	2,221,513
Astellas Pharma, Inc.	101,700	4,273,355
Circle K Sunkus Co. Ltd.	69,100	1,145,433
Denki Kagaku Kogyo Kabushiki Kaisha	312,000	820,810
Fanuc Ltd.	115,300	8,674,228
Hitachi Information Systems Ltd.	73,600	1,406,984
Honda Motor Co. Ltd.	176,500	5,353,733
Komatsu Ltd.	399,213	6,535,718
Kureha Corp.	30,600	167,726
Kyowa Exeo Corp.	173,000	1,572,679
Marubeni Corp.	399,000	1,808,662
Mitsubishi Corp.	97,000	2,023,434
Mitsui & Co. Ltd.	153,000	1,899,391
Mitsui Chemicals, Inc.	217,000	956,658
Mitsui Mining & Smelting Co. Ltd.	696,000	1,624,519
Nifco, Inc.	72,900	1,280,972
Nintendo Co. Ltd.	32,188	13,653,306
Nippon Light Metal Co. Ltd.	1,350,000	1,584,909
Nippon Oil Corp.	433,900	2,184,985
Nippon Shokubai Co. Ltd.	273,000	1,750,094
Nippon Telegraph & Telephone Corp.	1,000	4,463,447
Nissan Motor Co. Ltd.	633,500	4,283,589
NTT DoCoMo, Inc.	3,100	4,962,162
Omron Corp.	129,200	2,005,482
Panasonic Corp.	154,000	2,654,886
Ricoh Co. Ltd.	254,000	3,571,485
Sanwa Holdings Corp.	437,000	1,650,537
SFCG Co. Ltd.	17,090	778,204
SMK Corp.	98,000	320,608
Sumitomo Corp.	227,100	2,117,446
Tokai Tokyo Securities Co. Ltd.	58,000	199,446
Toppan Forms Co. Ltd.	72,200	726,032
Toyota Motor Corp.	300,500	12,847,129
Uniden Corp.	83,000	323,122
Yokohama Rubber Co. Ltd. (The)	254,200	1,381,032

		105,799,650

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	4,600	742,093

Mexico — 1.9%
America Movil SAB de CV (Class L Stock), ADR	191,200	8,864,032
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,820,900	6,376,855

		15,240,887

Netherlands — 2.6%
Aegon NV	155,700	1,377,523
CSM NV	51,600	1,313,273
ING Groep NV	200,700	4,302,553
Koninklijke DSM NV	58,877	2,784,854
Oce NV	126,300	901,958
Schlumberger Ltd.	129,800	10,136,082

		20,816,243

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,199,246

Norway — 0.7%
DnB NOR ASA	256,800	1,992,202
Norsk Hydro ASA	91,500	619,017
StatoilHydro ASA	110,250	2,619,909

		5,231,128

Portugal — 0.2%
Banco Espirito Santo SA	115,492	1,432,057

Russia — 1.7%
Gazprom OAO, ADR	275,400	8,523,630
Rosneft Oil Co., GDR	782,247	5,256,700

		13,780,330

Singapore — 0.6%
MobileOne Ltd.	459,090	588,978
Neptune Orient Lines Ltd.	1,059,000	1,350,580
Singapore Airlines Ltd.	291,000	2,923,356

		4,862,914

Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	186,100	3,009,365
Banco Santander SA	462,600	6,936,355
Repsol YPF SA	139,585	4,136,719
Telefonica SA	601,557	14,303,528

		28,385,967

Sweden — 1.9%
Electrolux AB (Class B Stock)	157,100	1,837,900
Hennes & Mauritz AB (Class B Stock)	250,426	10,253,897
Nordea Bank AB	150,800	1,800,392
Volvo AB (Class B Stock)	132,500	1,197,080

		15,089,269

Switzerland — 9.8%
Baloise Holding AG	28,500	1,945,831

Clariant AG*	207,200	2,017,763
Credit Suisse Group AG	43,600	2,036,206
Georg Fischer AG*	3,900	1,402,606
Givaudan SA	7,371	6,156,668
Logitech International SA*	250,130	5,709,670
Nestle SA	395,904	17,109,996
Novartis AG	103,789	5,464,445
Rieter Holdings AG	5,000	1,521,528
Roche Holding AG	92,487	14,478,092
Swiss Re	213,019	11,823,717
Swisscom AG	11,800	3,516,597
Zurich Financial Services AG	18,700	5,178,415

		78,361,534

Turkey — 0.8%
Turkcell Iletisim Hizmetleri A/S	1,034,458	6,314,363

United Kingdom — 15.7%
Alliance & Leicester PLC	127,100	619,665
ARM Holdings PLC	2,570,919	4,467,671
AstraZeneca PLC	134,600	5,889,999
Aviva PLC	169,600	1,475,212
Barclays PLC	247,500	1,470,498
Beazley Group PLC	619,500	1,321,648
BP PLC	1,002,800	8,351,571
Brit Insurance Holdings PLC	459,500	1,502,471
BT Group PLC	1,480,149	4,291,006
Carnival PLC	368,262	10,976,026
Centrica PLC	451,700	2,541,593
Dairy Crest Group PLC	218,184	1,566,175
Davis Service Group PLC	80,600	389,207
Drax Group PLC	162,100	2,182,593
DS Smith PLC	528,500	1,024,917
GKN PLC	575,300	2,043,350
GlaxoSmithKline PLC	156,000	3,379,363
HBOS PLC	317,400	720,107
IMI PLC	270,300	1,823,774
Legal & General Group PLC	1,091,100	1,969,132
Lloyds TSB Group PLC	414,300	1,664,771
Marston’s PLC	515,200	1,455,599
Old Mutual PLC	904,597	1,266,175
Premier Foods PLC	854,149	1,146,772
Reckitt Benckiser Group PLC	249,029	12,074,084
Royal & Sun Alliance Insurance Group PLC	661,800	1,769,406
Royal Bank of Scotland Group PLC	530,438	1,711,138
Royal Dutch Shell PLC (Class B Stock)	303,100	8,514,894
SABMiller PLC	304,106	5,937,538
Smith & Nephew PLC	552,600	5,836,224
Spectris PLC	107,672	1,287,645
Standard Chartered PLC	421,699	10,376,085
Tate & Lyle PLC	206,100	1,415,897
Tomkins PLC	801,700	2,238,406
TT Electronics PLC	87,300	137,773
Vodafone Group PLC	939,044	2,073,803
Vodafone Group PLC, ADR	428,900	9,478,690

		126,390,878

TOTAL LONG-TERM INVESTMENTS (cost $1,031,275,635)		811,012,870

SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $7,652)(w)	7,652	7,652

TOTAL INVESTMENTS(o) — 101.0% (cost $1,031,283,287)		811,020,522
Liabilities in excess of other assets(x) — (1.0)%		(8,260,743)

NET ASSETS — 100.0%		$802,759,779

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

TRQX	Turquoise Exchange

XLON	London Exchange

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

*	Non-income producing security.

(o)	As of September 30, 2008, 196 securities representing $685,856,059 and 85.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $685,786,644 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $69,415 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional
		Amount	Value at Settlement	Current	Unrealized
Purchase Contracts		(000)	Date Payable	Value	Depreciation
Mexican Peso,
Expiring 12/08/08	MXN	67,561	$6,558,624	$6,123,053	$(435,571)

		Notional
		Amount	Value at Settlement	Current	Unrealized
Sale Contracts		(000)	Date Receivable	Value	Appreciation
British Pound,
Expiring 12/29/08	GBP	12,708	$22,838,289	$22,656,267	$182,022
Euro,
Expiring 12/19/08	EUR	61,118	89,592,248	86,323,420	3,268,828
Mexican Peso,
Expiring 12/08/08	MXN	201,849	19,204,327	18,293,573	910,754
Swiss Franc,
Expiring 12/23/08	CHF	5,375	5,147,136	4,820,002	327,134

			$136,782,000	$132,093,262	$4,688,738

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$125,164,463	—
Level 2 - Other Significant Observable Inputs	685,786,644	$4,253,167
Level 3 - Significant Unobservable Inputs	69,415	—

Total	$811,020,522	$4,253,167

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$466,065
Accrued discounts/premiums	—
Realized gain (loss)	278,121
Change in unrealized appreciation (depreciation)	115,402
Net purchases (sales)	(790,173)
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$69,415

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Telecommunications	14.2%
Pharmaceuticals	9.0
Insurance	8.4
Financial — Bank & Trust	8.1
Oil, Gas & Consumable Fuels	5.1
Entertainment & Leisure	4.7
Chemicals	4.4
Automobile Manufacturers	4.3
Food	4.3
Oil & Gas	4.1
Commercial Banks	2.5
Beverages	2.1
Utilities	2.1
Electronic Components & Equipment	1.8
Consumer Products & Services	1.7
Diversified Financial Services	1.7
Computer Services & Software	1.5
Machinery & Equipment	1.5
Aerospace	1.4
Holding Companies — Diversified	1.4
Transportation	1.4
Electric — Integrated	1.3
Airlines	1.2
Retail & Merchandising	1.0
Financial Services	1.0
Metals & Mining	1.0
Diversified Manufacturing	0.8
Healthcare Products	0.7
Computer Hardware	0.7
Energy — Alternate Sources	0.6
Semiconductors	0.6
Building Materials	0.6
Automotive Parts	0.6
Office Equipment	0.5
Medical Supplies & Equipment	0.5
Conglomerates	0.5
Auto Parts & Equipment	0.4
Steel Producers/Products	0.4
Household Durables	0.3
Agriculture	0.3
Gas Distribution	0.3
Trading Companies & Distributors	0.3
Diversified Operations	0.2
Real Estate Investment Trusts	0.2
Containers & Packaging	0.2
Auto Components	0.2
Coal	0.1
Commercial Services	0.1
Metal Fabricate/hardware	0.1
Appliances	0.1
Forest & Paper Products	0.1
Miscellaneous Manufacturing	0.1
Iron / Steel	0.1
Building & Construction	0.1
Home Furnishings	0.1

101.0%
Liabilities in excess of other assets	(1.0)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 57.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334	%(d)	09/10/45	$1,345	$1,300,413
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(c)	5.395		12/11/40	2,000	1,923,977
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2	Aaa	4.945		02/11/41	2,000	1,914,917
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3	Aaa	4.55		06/11/41	2,000	1,875,305
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4	Aaa	5.537		10/12/41	2,000	1,780,104
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(c)	5.33		01/12/45	2,000	1,860,721
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.915	(d)	03/15/49	2,000	1,865,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.399	(d)	07/15/44	2,000	1,834,810
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2	Aaa	5.56		10/15/48	2,000	1,917,244
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	Aaa	5.205		12/11/49	2,000	1,859,319
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A2	Aaa	5.655		11/15/44	2,000	1,857,403
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B	Aaa	5.248		12/10/46	2,000	1,898,338
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.811	(d)	12/10/49	2,000	1,883,706
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(c)	5.609	(d)	02/15/39	1,600	1,435,607
Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A2	Aaa	5.847	(d)	03/15/39	990	926,860
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417		12/10/49	2,000	1,863,331
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AAB	Aaa	6.112	(d)	07/10/38	1,675	1,569,038
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381		03/10/39	1,620	1,510,963
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778	(d)	08/10/45	1,555	1,457,985
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A3	Aaa	5.45		12/12/43	1,735	1,620,877
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A2	Aaa	5.855		02/12/51	2,000	1,861,138
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A2	Aaa	5.868	(d)	06/15/32	2,000	1,947,771
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A3	Aaa	5.337		09/15/39	2,000	1,825,312
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2	AAA(c)	5.303		02/15/40	2,000	1,861,381
LB-UBS Commercial Mortgage Trust,

Series 2007-C6, Class A2	Aaa	5.845		07/15/40	2,000	1,878,078
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2	AAA(c)	5.588		09/15/45	2,000	1,850,216
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(c)	5.602	(d)	02/12/39	1,600	1,425,164
Morgan Stanley Capital I, Series 2005-HQ7, Class A4	Aaa	5.378	(d)	11/14/42	1,745	1,608,157
Morgan Stanley Capital I, Series 2006-IQ12, Class A2	AAA(c)	5.283		12/15/43	2,000	1,900,376
Morgan Stanley Capital I, Series 2006-T23, Class A4	AAA(c)	5.984	(d)	08/12/41	2,000	1,810,536
Morgan Stanley Capital I, Series 2007-T25, Class A2	Aaa	5.507		11/12/49	2,000	1,798,300
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3	Aaa	5.46	(d)	12/15/44	2,000	1,897,056
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558	(d)	03/15/45	2,000	1,768,855
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.50		10/15/48	1,250	1,195,491
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A2	Aaa	5.421		04/15/47	2,000	1,853,307
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.055	(d)	02/15/51	1,795	1,688,164

TOTAL COMMERCIAL-MORTGAGED BACKED SECURITIES (cost $64,948,189)						62,326,109

CORPORATE BONDS 6.7%

Aerospace/Defense 0.1%
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.375		04/01/13	2,000	2,024,234

Banks 1.3%
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65		05/01/18	7,500	6,317,189
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	5.125		08/27/13	1,750	1,668,349
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50		04/11/13	4,650	4,058,804
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.50		08/19/13	3,430	3,048,474
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	6.00		01/15/18	9,150	8,343,628
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	4.375		01/31/13	1,500	1,378,833

						24,815,277

Cable Television 0.2%
Comcast Corp., Gtd. Notes	Baa2	5.70		05/15/18	2,750	2,400,329
COX Communications, Inc., Notes, 144A (original cost $786,560; purchased 7/15/08)(e)	Baa3	6.25		06/01/18	800	743,446
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.20		07/01/13	1,250	1,212,685

						4,356,460

Capital Goods 0.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.90		08/15/13	925	875,856
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	7.05		10/01/18	1,000	998,534

						1,874,390

Chemicals 0.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.00		07/15/13	1,600	1,575,891

Consumer
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.95		10/15/17	600	579,683

Electric 0.7%
Consumers Energy Co., First Mtge.	Baa1	6.125		03/15/19	1,000	941,146

E.ON International Finance BV (Netherlands), Notes, 144A	A2	5.80	04/30/18	500	477,879
Ohio Power Co., Sr. Unsec’d. Notes	A3	5.75	09/01/13	2,000	1,947,780
Oncor Electric Delivery Co., First Mtge., 144A	Baa3	5.95	09/01/13	700	647,234
Pacificorp, First Mtge.	A3	5.65	07/15/18	850	804,967
Peco Energy Co., Notes	A2	5.60	10/15/13	3,000	2,977,140
Public Service Co. of Colorado, First Mtge.	A3	5.80	08/01/18	1,000	965,450
Sierra Pacific Power Co., Mtge.	Baa3	5.45	09/01/13	1,275	1,236,220
Southern California Edison Co., First Mtge.	A2	5.50	08/15/18	1,000	954,145
Wisconsin Electric Power Co., Notes	A1	6.00	04/01/14	1,350	1,345,262

					12,297,223

Energy — Integrated
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.05	05/15/18	650	567,392

Energy — Other 0.7%
Apache Corp., Notes	A3	6.90	09/15/18	2,400	2,403,514
EnCana Corp. (Canada), Unsub. Notes	Baa2	5.90	12/01/17	3,250	2,900,554
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	6.00	03/15/18	650	606,642
Weatherford International Ltd., Gtd. Notes	Baa1	7.00	03/15/38	500	433,661
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625	06/15/13	1,500	1,407,138
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.75	12/15/13	5,050	4,848,100

					12,599,609

Food 0.6%
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.50	06/15/17	1,000	947,157
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75	10/23/17	3,500	3,358,639
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.25	08/15/13	750	744,221
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.70	02/15/17	750	726,692
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125	08/23/18	3,500	3,268,108
Kroger Co. (The), Gtd. Notes	Baa2	5.00	04/15/13	550	525,080
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35	03/01/18	750	725,744

					10,295,641

Healthcare & Pharmaceutical 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.60	11/30/17	5,000	4,846,514
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.90	09/15/17	1,250	1,230,791
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65	05/15/18	4,250	4,035,044
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.00	09/15/17	3,000	2,922,450
Wyeth, Sr. Unsec’d. Notes	A3	5.45	04/01/17	1,200	1,159,662

					14,194,461

Insurance 0.2%
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25	08/15/18	750	435,730
Berkshire Hathaway Finance Corp., Gtd. Notes, 144A	Aaa	5.00	08/15/13	3,500	3,490,788
Chubb Corp., Sr. Notes	A2	5.75	05/15/18	750	695,030

					4,621,548

Media & Entertainment
News America, Inc., Gtd. Notes	Baa1	6.65	11/15/37	400	335,490

Metal & Mining 0.1%
ArcelorMittal (Luxembourg), Notes, 144A	Baa2	6.125	06/01/18	750	664,583
Nucor Corp., Sr. Unsec’d. Notes	A1	5.85	06/01/18	650	619,077
Rio Tinto Finance USA Ltd. (Australia),

Gtd. Notes	A3	5.875	07/15/13	1,350	1,323,419

					2,607,079

Non-Captive Finance 0.6%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	7.30	08/20/13	2,000	1,929,052
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.80	05/01/13	10,000	9,121,009

					11,050,061

Pipelines 0.2%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	6.50	08/15/18	3,000	2,909,610

Retail & Merchandising 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75	06/01/17	1,100	1,027,941
Target Corp., Sr. Unsec’d. Notes	A2	6.00	01/15/18	2,000	1,893,568

					2,921,509

Technology 0.1%
Dell, Inc., Sr. Unsec’d. Notes, 144A	A2	4.70	04/15/13	1,000	963,222
Oracle Corp., Sr. Unsec’d. Notes	A2	5.75	04/15/18	1,000	928,505

					1,891,727

Telecommunications 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.60	05/15/18	3,550	3,177,392
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.15	01/15/13	1,000	933,273
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa3	6.80	08/15/18	3,800	3,594,914
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa2	6.999	06/04/18	1,000	897,650
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.421	06/20/16	3,600	3,380,076

					11,983,305

Tobacco 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875	05/16/13	1,500	1,478,310

TOTAL CORPORATE BONDS (cost $131,572,453)					124,978,900

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.5%
Federal Farm Credit Bank		5.125	08/25/16	13,415	13,911,571
Federal Home Loan Bank		3.375	08/13/10	5,500	5,505,253
Federal Home Loan Bank		3.625	09/16/11-10/18/13	6,125	6,103,950
Federal Home Loan Bank		4.00	09/06/13	7,600	7,532,504
Federal Home Loan Bank		5.00	11/17/17	15,360	15,480,852
Federal Home Loan Mortgage Corp.		3.75	06/28/13	1,975	1,959,654
Federal Home Loan Mortgage Corp.		4.875	06/13/18	96,750	98,057,673
Federal Home Loan Mortgage Corp.		5.25	04/18/16	28,500	29,745,593
Federal National Mortgage Association		2.875	10/12/10	15,000	14,931,390
Federal National Mortgage Association		3.875	07/12/13	76,542	76,351,870
Federal National Mortgage Association		5.375	06/12/17	2,370	2,484,876

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $274,885,376)					272,065,186

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 7.1%
Federal National Mortgage Association		6.00	09/01/36	67,112	68,043,247

Government National Mortgage Association	6.00	4/15/38	7,011	7,124,820
Government National Mortgage Association	6.00	TBA	57,300	58,046,626

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $133,744,632)				133,214,693

U.S. TREASURY OBLIGATIONS 25.4%
United States Treasury Bond	7.50	11/15/16	40,315	50,664,626
United States Treasury Bond	8.125	08/15/19	30,000	40,263,270
United States Treasury Bond	8.75	05/15/17	30,000	41,221,875
United States Treasury Bond(b)	8.875	08/15/17	18,225	24,949,733
United States Treasury Bond	9.00	11/15/18	26,500	37,406,393
United States Treasury Bond(b)	9.875	11/15/15	37,915	53,098,783
United States Treasury Notes	3.125	08/31/13	23,796	23,978,182
United States Treasury Notes	3.125	09/30/13	50,725	51,073,734
United States Treasury Notes	3.875	05/15/18	5,250	5,284,451
United States Treasury Notes	4.00	08/15/18	66,045	66,984,094
United States Treasury Notes	4.50	05/15/17	16,000	16,861,248
United States Treasury Notes	4.75	08/15/17	30,230	32,405,139
United States Treasury Notes	4.875	08/15/16	28,870	31,249,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $480,893,835)				475,441,051

TOTAL LONG-TERM INVESTMENTS (cost $1,086,044,485)				1,068,025,939

	Shares
SHORT-TERM INVESTMENT 26.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $501,735,402)(a)	501,735,402	501,735,402

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 83.8% (cost $1,587,779,887)		1,569,761,341

			Principal
			Amount
			(000)#
SECURITY SOLD SHORT (0.3)%
U.S. GOVERNMENT AGENCY MORTGAGED BACKED OBLIGATION
Federal National Mortgage Association (proceeds $6,135,000)	6.00	TBA	$ 6,000	(6,076,872)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT 83.5% (cost $1,581,644,887)				1,563,684,469
Other assets in excess of other liabilities(f) 16.5%				309,188,837

NET ASSETS 100.0%				$1,872,873,306

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Securities segregated as collateral for futures contracts.

(c)	Standard & Poor’s rating.

(d)	Indicates a variable rate security.

(e)	Indicates a restricted security; the aggregate original cost of such security is $786,560. The aggregate value of $743,446 is approximately 0.04% of net assets.

(f)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:
Future contracts open at September 30, 2008:

				Value at	Unrealized
Number of			Value at	September 30,	Appreciation
Contracts	Type	Expiration Date	Trade Date	2008	(Depreciation)

Long Position:
2,816	10 Year U.S. Treasury Notes	Dec 08	$328,231,385	$322,784,000	$(5,447,385)

Short Positions:
3,017	5 Year U.S. Treasury Notes	Dec 08	338,235,480	338,611,110	(375,630)
22	U.S. Long Bond	Dec 08	2,579,452	2,577,781	1,671

					(373,959)

					$(5,821,344)

Interest rate swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)
JPMorgan Chase Bank(1)	11/30/2012	$140,000	4.25%	3 month LIBOR	$1,645,888
Merrill Lynch Capital Services, Inc.(1)	1/30/2013	3,350	3.475%	3 month LIBOR	(56,038)
Merrill Lynch Capital Services, Inc.(1)	6/16/2013	1,000	4.613%	3 month LIBOR	43,637
Royal Bank of Scotland(1)	7/15/2013	50,000	4.021%	3 month LIBOR	159,696
Royal Bank of Scotland(1)	7/16/2013	25,000	4.073%	3 month LIBOR	138,534
JPMorgan Chase Bank(1)	7/18/2013	20,000	4.093%	3 month LIBOR	131,594
Barclays Bank PLC(1)	9/9/2013	48,250	3.763%	3 month LIBOR	(353,174)
Royal Bank of Scotland(1)	9/12/2013	77,500	3.798%	3 month LIBOR	(422,616)
Royal Bank of Scotland(1)	9/12/2013	35,370	3.796%	3 month LIBOR	(195,563)
Merrill Lynch Capital Services, Inc.(1)	9/18/2013	41,000	3.425%	3 month LIBOR	(891,073)
Barclays Bank PLC(1)	9/22/2013	135,000	3.63%	3 month LIBOR	(1,730,464)
JPMorgan Chase Bank(2)	9/23/2013	76,000	4.035%	3 month LIBOR	(426,493)
JPMorgan Chase Bank(2)	9/24/2013	181,000	4.113%	3 month LIBOR	(1,678,789)
Royal Bank of Scotland(1)	9/26/2013	143,000	4.086%	3 month LIBOR	1,095,155
JPMorgan Chase Bank(1)	10/2/2013	173,000	3.889%	3 month LIBOR	—
Merrill Lynch Capital Services, Inc.(1)	6/16/2018	1,600	4.915%	3 month LIBOR	91,653
Merrill Lynch Capital Services, Inc.(1)	9/18/2018	23,000	3.95%	3 month LIBOR	(769,727)
Merrill Lynch Capital Services, Inc.(1)	9/22/2018	75,000	4.135%	3 month LIBOR	(1,412,717)
Merrill Lynch Capital Services, Inc.(1)	10/2/2018	97,000	4.324%	3 month LIBOR	—

					$(4,630,497)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount	Fixed		Appreciation
Counterparty	Date	(000)#	Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection(1):
				CDX North America
Credit Suisse International	6/20/2013	$50,000	1.55%	Ser. 10	$258,772
				CDX North America
Deutsche Bank AG	6/20/2013	195,000	1.55	Ser. 10	743,102
				CDX North America
Barclays Bank PLC	6/20/2013	195,000	1.55	Ser. 10	132,394
				CDX North America
Goldman Sachs International	6/20/2013	145,000	1.55	Ser. 10	(608,322)
				CDX North America
Royal Bank of Scotland	6/20/2013	40,000	1.55	Ser. 10	(322,911)

					$203,035

(1)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the reference entity defaults.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$501,735,402	$(5,821,344)
Level 2 - Other Significant Observable Inputs — Long	1,068,025,939	(4,427,462)
Level 2 - Other Significant Observable Inputs — Short	(6,076,872)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,563,684,469	$(10,248,806)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of January 28, 2008 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS

Australia — 2.1%
BHP Billiton Ltd.	158,149	$4,091,420
Rio Tinto Ltd.	11,620	782,982

		4,874,402

Belgium — 0.5%
Dexia SA	54,160	591,611
Fortis	71,649	453,355

		1,044,966

Brazil — 2.2%
Cia Vale do Rio Doce, ADR	113,619	2,175,804
Petroleo Brasileiro SA, ADR	65,420	2,875,209

		5,051,013

Canada
Nortel Networks Corp.*	2,492	5,582

Egypt — 0.3%
Orascom Construction Industries, GDR	6,334	735,614

Finland — 1.5%
Nokia Oyj	187,317	3,493,723

France — 13.6%
Accor SA	39,891	2,130,434
AXA SA	131,614	4,308,290
BNP Paribas	43,990	4,199,164
Cie de Saint-Gobain	27,600	1,427,702
GDF Suez	35,910	1,868,260
Imerys SA	28,352	1,628,954
Lafarge SA	23,998	2,526,701
Pernod-Ricard SA	21,803	1,920,643
Sanofi-Aventis SA	38,500	2,531,197
Suez Environnement SA*	9,408	231,635
Total SA	141,157	8,575,257

		31,348,237

Germany — 8.3%
Bayer AG	45,820	3,355,718
Deutsche Post AG	54,600	1,139,200
E.ON AG	97,395	4,902,547
Linde AG	16,690	1,782,250
RWE AG	13,700	1,306,109
SAP AG	41,867	2,229,785
Siemens AG	32,212	3,004,631
Symrise AG	90,740	1,540,585

		19,260,825

Greece — 0.6%
Piraeus Bank SA	67,462	1,404,688

Hong Kong — 1.5%
China Mobile Ltd.	74,000	741,308
Esprit Holdings Ltd.	244,100	1,513,071
Hang Lung Properties Ltd.	548,000	1,290,011

		3,544,390

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	51,550	2,360,474

Italy — 4.2%
ENI SpA	169,850	4,502,043
Intesa Sanpaolo SpA	669,230	3,680,475
UniCredit SpA	403,626	1,509,293

		9,691,811

Japan — 17.8%
Astellas Pharma, Inc.	67,600	2,840,499
Canon, Inc.	83,350	3,159,871
Daikin Industries Ltd.	33,300	1,123,144
East Japan Railway Co.	217	1,618,307
Honda Motor Co. Ltd.	124,700	3,782,495
Japan Tobacco, Inc.	836	3,150,955
Komatsu Ltd.	110,700	1,812,326
Mitsubishi Corp.	146,900	3,064,356
Mitsubishi UFJ Financial Group, Inc.	179,000	1,560,925
Mitsui Fudosan Co. Ltd.	101,000	1,951,517
Murata Manufacturing Co. Ltd.	56,400	2,276,905
Nidec Corp.	35,000	2,153,156
Nintendo Co. Ltd.	2,700	1,145,269
Nomura Holdings, Inc.	103,300	1,348,076
Shin-Etsu Chemical Co. Ltd.	64,200	3,052,756
SMC Corp.	11,400	1,187,740
Sony Corp.	74,100	2,285,067
Sumitomo Corp.	232,900	2,171,525
Sumitomo Mitsui Financial Group, Inc.	250	1,567,416

		41,252,305

Mexico — 1.6%
America Movil SAB de CV (Class L Stock), ADR	32,400	1,502,064
Fomento Economico Mexicano SAB de CV, ADR	54,110	2,063,755

		3,565,819

Netherlands — 5.8%
ING Groep NV, ADR	115,841	2,483,369
Koninklijke Philips Electronics NV	64,522	1,750,644
Reed Elsevier NV	146,274	2,169,968
Royal Dutch Shell PLC (Class A Stock)*	185,203	5,456,470
Wolters Kluwer NV	78,446	1,589,952

		13,450,403

Norway — 0.3%
Norsk Hydro ASA	114,100	771,912

South Korea — 0.5%
Samsung Electronics Co. Ltd., 144A, GDR	5,100	1,138,779

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	141,386	2,286,309
Inditex SA	46,970	1,987,471
Telefonica SA	198,950	4,730,536

		9,004,316

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	82,500	937,281

Switzerland — 11.6%
ABB Ltd.*	184,897	3,583,013
Adecco SA	49,138	2,134,631
Holcim Ltd.	35,628	2,611,226

Nestle SA	154,010	6,655,933
Novartis AG	79,162	4,167,844
Roche Holding AG	27,620	4,323,688
Zurich Financial Services AG	12,245	3,390,893

		26,867,228

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	234,076	2,193,288

United Kingdom — 20.0%
Barclays PLC	375,450	2,230,702
BG Group PLC	190,062	3,446,957
British Land Co. PLC	137,800	1,858,730
Burberry Group PLC	350,366	2,477,440
Centrica PLC	277,120	1,559,279
GlaxoSmithKline PLC	140,240	3,037,960
HSBC Holdings PLC	478,300	7,638,828
ICAP PLC	285,279	1,840,042
Man Group PLC	302,081	1,845,968
Standard Chartered PLC	175,824	4,326,225
Tesco PLC	671,164	4,667,914
Vodafone Group PLC	2,402,550	5,305,839
WM Morrison Supermarkets PLC	415,140	1,930,559
Wolseley PLC	212,600	1,606,945
WPP Group PLC	299,632	2,423,578

		46,196,966

TOTAL LONG-TERM INVESTMENTS (cost $240,377,911)		228,194,022

SHORT-TERM INVESTMENT — 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,845,725; includes $2,310,279 of cash collateral for securities on loan)(b)(w)	2,845,725	2,845,725

TOTAL INVESTMENTS(o) — 99.9% (cost $243,223,636)		231,039,747
Other assets in excess of liabilities — 0.1%		285,283

NET ASSETS — 100.0%		$231,325,030

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,336,847; cash collateral of $2,310,279 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 81 securities representing $212,911,817 and 92.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$18,127,930	—
Level 2 - Other Significant Observable Inputs	212,911,817	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$231,039,747	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2008 were as follows:

Commercial Banks	13.7%
Oil, Gas and Consumable Fuels	10.8
Pharmaceuticals	8.3
Food & Staples Retailing	5.7
Telecommunications	5.2
Chemicals	4.2
Construction Materials	3.8
Insurance	3.4
Metals & Mining	3.0
Distribution/Wholesale	2.9
Electric	2.7
Media	2.6
Electronic Equipment & Instruments	1.9
Diversified Financial Services	1.9
Beverages	1.8
Automobiles	1.6
Engineering & Construction	1.5
Communication Equipment	1.5
Office Electronics	1.4
Tobacco	1.4
Industrial Conglomerates	1.3
Transportation	1.2
Machinery & Equipment	1.2
Affiliated Money Market Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.2
Clothing & Apparel	1.1
Home Furnishings	1.0
Semiconductors	1.0
Software	0.9
Commercial Services & Supplies	0.9
Lodging	0.9
Retail & Merchandising	0.9
Real Estate Management & Development	0.8
Oil & Gas	0.8
Real Estate Investment Trust	0.8
Financial Services	0.8
Diversified Operations	0.8
Electronics	0.7
Gas	0.7
Apparel	0.6
Real Estate	0.6
Machinery	0.5
Toys/Games/Hobbies	0.5
Semiconductor and Semiconductor Equipment	0.5
Building Materials	0.5
Metal Fabricate/Hardware	0.3
Water	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	30,900	$1,772,115
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	121,500	3,281,715
Goodrich Corp.	29,800	1,239,680
Northrop Grumman Corp.	282,444	17,099,160
United Technologies Corp.	375,493	22,552,109

		45,944,779

Agriculture — 0.2%
Archer-Daniels-Midland Co.	135,200	2,962,232

Airlines
Southwest Airlines Co.	1,900	27,569

Auto Components — 0.3%
Johnson Controls, Inc.(a)	186,300	5,650,479

Automobile Manufacturers
Ford Motor Co.*(a)	94,100	489,320

Automotive Parts — 0.7%
Advance Auto Parts, Inc.	90,200	3,577,332
Autoliv, Inc. (Sweden)	9,800	330,750
PACCAR, Inc.(a)	235,100	8,978,469

		12,886,551

Beverages — 0.5%
Coca-Cola Co. (The)	175,700	9,291,016
Coca-Cola Enterprises, Inc.	1,100	18,447
Pepsi Bottling Group, Inc.	13,600	396,712

		9,706,175

Biotechnology — 1.2%
Amgen, Inc.*	299,439	17,747,750
Celgene Corp.*	21,400	1,354,192
Gilead Sciences, Inc.*	40,300	1,836,874
Invitrogen Corp.*(a)	8,000	302,400
United Therapeutics Corp.*(a)	3,800	399,646
Vertex Pharmaceuticals, Inc.*(a)	7,300	242,652

		21,883,514

Business Services
Genpact Ltd. (Bermuda)*(a)	17,600	182,864
MasterCard, Inc. (Class A Stock)	2,100	372,393

		555,257

Chemicals — 2.2%
Air Products & Chemicals, Inc.	40,200	2,753,298
Dow Chemical Co. (The)	724,500	23,024,610
E.I. du Pont de Nemours & Co.(a)	20,800	838,240
Eastman Chemical Co.	95,600	5,234,100
PPG Industries, Inc.(a)	86,100	5,021,352
Praxair, Inc.	10,400	746,096
Rohm & Haas Co.	24,900	1,743,000

		39,360,696

Clothing & Apparel — 0.4%
Limited Brands, Inc.	165,000	2,857,800
Polo Ralph Lauren Corp.	8,400	559,776
VF Corp.(a)	48,900	3,780,459

		7,198,035

Commercial Banks — 10.3%
Bank of America Corp.	2,371,108	82,988,780
Bank of New York Mellon Corp. (The)	345,100	11,243,358
BB&T Corp.(a)	101,100	3,821,580
Huntington Bancshares, Inc.(a)	108,600	867,714
KeyCorp(a)	1,772,793	21,167,149
M&T Bank Corp.(a)	12,400	1,106,700
Marshall & Ilsley Corp.(a)	42,400	854,360
National City Corp.(a)	363,400	635,950
Regions Financial Corp.(a)	103,600	994,560
State Street Corp.	78,100	4,442,328
TCF Financial Corp.(a)	97,200	1,749,600
U.S. Bancorp	875,713	31,543,182
Wells Fargo & Co.(a)	611,800	22,960,854
Zions Bancorp(a)	52,800	2,043,360

		186,419,475

Commercial Services — 0.1%
ITT Educational Services, Inc.*(a)	24,200	1,958,022

Computers — 0.3%
Affiliated Computer Services, Inc. (Class A Stock)*	19,900	1,007,537
EMC Corp.*(a)	4,700	56,212
Hewlett-Packard Co.	55,800	2,580,192
International Business Machines Corp.	15,600	1,824,576
Seagate Technology (Cayman Islands)(a)	19,300	233,916
Sun Microsystems, Inc.*	3,500	26,600

		5,729,033

Conglomerates — 0.1%
Cooper Industries Ltd. (Class A Stock)(a)	47,700	1,905,615
Textron, Inc.	7,900	231,312

		2,136,927

Construction
Masco Corp.(a)	22,200	398,268

Consumer Products & Services — 1.3%
Kimberly-Clark Corp.	94,200	6,107,928
Procter & Gamble Co.(a)	251,900	17,554,911

		23,662,839

Diversified Financial Services — 5.6%
Capital One Financial Corp.(a)	146,300	7,461,300
CIT Group, Inc.(a)	732,859	5,100,699
Citigroup, Inc.(a)	2,339,839	47,990,098
Fannie Mae(a)	1,931,776	2,955,617
Federal Home Loan Mortgage Corp.(a)	1,894,610	3,239,783
Goldman Sachs Group, Inc. (The)	82,500	10,560,000
JPMorgan Chase & Co.	315,715	14,743,890
Merrill Lynch & Co., Inc.(a)	172,700	4,369,310
Morgan Stanley	224,200	5,156,600

		101,577,297

Electric — 0.5%
Alliant Energy Corp.	38,800	1,249,748
Calpine Corp.*	25,200	327,600

Duke Energy Corp.	46,600	812,238
NRG Energy, Inc.*(a)	50,000	1,237,500
OGE Energy Corp.	40,600	1,253,728
Progress Energy, Inc.	37,700	1,626,001
Public Service Enterprise Group, Inc.	22,900	750,891
Xcel Energy, Inc.(a)	44,100	881,559

		8,139,265

Electric Utilities — 3.2%
American Electric Power Co., Inc.	112,600	4,175,208
CMS Energy Corp.(a)	185,400	2,311,938
Consolidated Edison, Inc.	28,900	1,241,544
Edison International	118,700	4,736,130
Entergy Corp.(a)	29,400	2,616,894
Exelon Corp.	249,900	15,648,738
FirstEnergy Corp.	84,900	5,687,451
FPL Group, Inc.	240,050	12,074,515
Great Plains Energy, Inc.	38,800	859,420
Northeast Utilities	65,200	1,672,380
Pepco Holdings, Inc.	29,300	671,263
PG&E Corp.	104,500	3,913,525
Pinnacle West Capital Corp.	500	17,205
PPL Corp.	2,900	107,358
Sierra Pacific Resources(a)	240,400	2,303,032

		58,036,601

Electronic Components — 0.8%
Tyco Electronics Ltd. (Bermuda)	506,417	14,007,494

Electronics — 0.1%
Thermo Fisher Scientific, Inc.*	29,300	1,611,500

Energy — Alternate Sources
First Solar, Inc.*	3,800	717,858

Entertainment & Leisure — 0.7%
Carnival Corp. (Panama)(a)	296,306	10,474,417
Royal Caribbean Cruises Ltd.(a)	109,000	2,261,750

		12,736,167

Exchange Traded Fund — 0.3%
iShares Russell 1000 Value Index Fund	90,780	5,799,934

Financial — Bank & Trust — 2.8%
Comerica, Inc.(a)	227,400	7,456,446
PNC Financial Services Group, Inc.(a)	457,216	34,154,035
Sovereign Bancorp, Inc.(a)	549,475	2,170,426
SunTrust Banks, Inc.(a)	59,400	2,672,406
Wachovia Corp.(a)	1,182,276	4,137,966
Washington Mutual, Inc.(a)	1,481,586	121,490

		50,712,769

Financial Services — 0.2%
BlackRock, Inc.(a)	4,600	894,700
Franklin Resources, Inc.	1,750	154,228
NYSE Euronext, Inc.	79,100	3,099,138

		4,148,066

Food & Staples Retailing — 0.9%
Safeway, Inc.	383,200	9,089,504
Wal-Mart Stores, Inc.(a)	122,700	7,348,503

		16,438,007

Food Products — 1.2%
General Mills, Inc.	94,400	6,487,168
Kellogg Co.	36,000	2,019,600
Kraft Foods, Inc. (Class A Stock)	349,100	11,433,025
Sysco Corp.	59,800	1,843,634

		21,783,427

Forest & Paper Products — 0.3%
Domtar Corp. (Canada)*	364,400	1,676,240
International Paper Co.(a)	10,600	277,508
Weyerhaeuser Co.(a)	58,600	3,549,988

		5,503,736

Gas Distribution
Atmos Energy Corp.(a)	2,800	74,536
CenterPoint Energy, Inc.	500	7,285

		81,821

Healthcare Products — 0.2%
Boston Scientific Corp.*	167,600	2,056,452
C.R. Bard, Inc.(a)	8,000	758,960

		2,815,412

Healthcare Providers & Services — 3.3%
Aetna, Inc.	690,177	24,922,291
UnitedHealth Group, Inc.	1,215,359	30,857,965
WellPoint, Inc.*(a)	85,600	4,003,512

		59,783,768

Healthcare Services
AmerisourceBergen Corp.	1,500	56,475

Home Builders — 0.2%
Lennar Corp. (Class A Stock)(a)	74,500	1,131,655
Toll Brothers, Inc.*(a)	59,400	1,498,662

		2,630,317

Hotels, Restaurants & Leisure — 0.3%
International Game Technology	58,400	1,003,312
Starwood Hotels & Resorts Worldwide, Inc.(a)	46,700	1,314,138
Wyndham Worldwide Corp.	151,700	2,383,207

		4,700,657

Household Durables — 0.1%
Fortune Brands, Inc.(a)	12,300	705,528
Newell Rubbermaid, Inc.	42,900	740,454
Stanley Works (The)	12,600	525,924

		1,971,906

Household Products — 0.2%
Colgate-Palmolive Co.	44,500	3,353,075

Industrial Conglomerates — 1.4%
3M Co.(a)	243,358	16,623,785
Danaher Corp.	3,700	256,780
Tyco International Ltd. (Bermuda)	231,343	8,101,632

		24,982,197

Insurance — 5.9%
Allstate Corp. (The)	131,200	6,050,944
American Financial Group, Inc.	16,800	495,600
Aon Corp.	33,800	1,519,648
Assurant, Inc.	46,100	2,535,500
Axis Capital Holdings Ltd. (Bermuda)	115,200	3,652,992
Chubb Corp.	321,101	17,628,445
CIGNA Corp.(a)	76,700	2,606,266

Genworth Financial, Inc. (Class A Stock)	602,800	5,190,108
Hanover Insurance Group, Inc. (The)	102,500	4,665,800
Hartford Financial Service Group, Inc. (The)	193,752	7,941,894
Lincoln National Corp.	111,100	4,756,191
Loews Corp.(a)	25,000	987,250
MetLife, Inc.	206,797	11,580,612
PartnerRe Ltd. (Bermuda)(a)	3,400	227,154
Principal Financial Group, Inc.	14,400	626,256
Reinsurance Group of America, Inc. (Class B Stock)*	68	3,204
RenaissanceRe Holdings Ltd. (Bermuda)	46,800	2,433,600
Travelers Cos., Inc. (The)	249,200	11,263,840
Unum Group(a)	372,850	9,358,535
XL Capital Ltd. (Class A Stock) (Bermuda)	706,500	12,674,610

		106,198,449

Internet Services — 0.1%
Expedia, Inc.*	130,400	1,970,344

Machinery & Equipment
Caterpillar, Inc.	12,400	739,040

Media — 1.4%
News Corp. (Class A Stock)	424,700	5,092,153
Time Warner, Inc.(a)	581,600	7,624,776
Walt Disney Co. (The)(a)	438,100	13,445,289

		26,162,218

Medical Supplies & Equipment — 1.1%
Covidien Ltd.	66,001	3,548,214
Johnson & Johnson	170,600	11,819,168
McKesson Corp.	50,900	2,738,929
Zimmer Holdings, Inc.*	37,500	2,421,000

		20,527,311

Metals & Mining — 0.2%
Alcoa, Inc.	96,900	2,188,002
Freeport-McMoRan Copper & Gold, Inc.(a)	19,700	1,119,945
Reliance Steel & Aluminum Co.	8,900	337,933
United States Steel Corp.(a)	6,900	535,509

		4,181,389

Mineral Resources — 0.3%
BHP Billiton Ltd., ADR (Australia)(a)	107,100	5,568,129

Miscellaneous Manufacturers — 3.2%
Dover Corp.	54,400	2,205,920
Eaton Corp.	43,900	2,466,302
General Electric Co.	1,984,281	50,599,166
Illinois Tool Works, Inc.	400	17,780
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	56,000	1,745,520

		57,034,688

Office Equipment — 0.1%
Pitney Bowes, Inc.	27,800	924,628

Oil, Gas & Consumable Fuels — 18.7%
Anadarko Petroleum Corp.	663,000	32,162,130
Apache Corp.	312,300	32,566,644
Baker Hughes, Inc.	22,000	1,331,880
Chesapeake Energy Corp.(a)	18,300	656,238
Chevron Corp.	716,500	59,096,920
ConocoPhillips	891,801	65,324,423
Devon Energy Corp.	428,400	39,070,080
EOG Resources, Inc.(a)	9,700	867,762
Exxon Mobil Corp.	711,400	55,247,324
Marathon Oil Corp.	8,800	350,856
NiSource, Inc.	55,000	811,800
Occidental Petroleum Corp.	263,800	18,584,710
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	266,900	15,237,321
Schlumberger Ltd.	1,800	140,562
Sunoco, Inc.(a)	96,400	3,429,912
Valero Energy Corp.	338,700	10,262,610
XTO Energy, Inc.	74,100	3,447,132

		338,588,304

Pharmaceuticals — 7.8%
Abbott Laboratories	79,000	4,548,820
BioMarin Pharmaceutical, Inc.*(a)	26,500	701,985
Bristol-Myers Squibb Co.	585,100	12,199,335
Cardinal Health, Inc.	800	39,424
Eli Lilly & Co.	375,123	16,516,665
Forest Laboratories, Inc.*	107,000	3,025,960
IMS Health, Inc.(a)	20,800	393,328
Merck & Co., Inc.	701,600	22,142,496
Pfizer, Inc.	2,861,554	52,767,056
Schering-Plough Corp.	146,500	2,705,855
Watson Pharmaceuticals, Inc.*(a)	24,400	695,400
Wyeth	680,353	25,132,240

		140,868,564

Pipelines — 0.2%
El Paso Corp.	500	6,380
Spectra Energy Corp.(a)	150,100	3,572,380

		3,578,760

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc.	5,000	565,400
Apartment Investment & Management Co. (Class A Stock)(a)	48,100	1,684,462
Boston Properties, Inc.	21,700	2,032,422
Brandywine Realty Trust	6,000	96,180
Developers Diversified Realty Corp.(a)	26,000	823,940
Duke Realty Corp.(a)	25,800	634,164
General Growth Properties, Inc.(a)	50,200	758,020
HCP, Inc.(a)	121,800	4,887,834
Hospitality Properties Trust(a)	49,800	1,021,896
Liberty Property Trust(a)	167,600	6,310,140
Macerich Co. (The)	3,100	197,315
Senior Housing Properties Trust(a)	43,400	1,034,222
Ventas, Inc.	71,000	3,508,820
Vornado Realty Trust(a)	23,200	2,110,040

		25,664,855

Retail & Merchandising — 2.7%
CVS Caremark Corp.	111,600	3,756,456
Darden Restaurants, Inc.	14,500	415,135
Family Dollar Stores, Inc.(a)	111,200	2,635,440
J.C. Penney Co., Inc.(a)	125,300	4,177,502
Lowe’s Cos., Inc.	1,327,742	31,454,208

Macy’s, Inc.	247,807	4,455,570
Nordstrom, Inc.(a)	200	5,764
Ross Stores, Inc.(a)	20,200	743,562
TJX Cos., Inc.(a)	33,300	1,016,316

		48,659,953

Semiconductors & Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	18,800	595,020
NVIDIA Corp.*	2,400	25,704
Texas Instruments, Inc.	78,100	1,679,150
Xilinx, Inc.(a)	48,900	1,146,705

		3,446,579

Software — 2.1%
BMC Software, Inc.*(a)	180,900	5,179,167
CA, Inc.	781,319	15,595,127
Microsoft Corp.	650,550	17,363,180
Symantec Corp.*	32,400	634,392

		38,771,866

Specialty Retail — 3.0%
AutoNation, Inc.*(a)	380,000	4,271,200
Borders Group, Inc.(a)	248,300	1,628,848
Gap, Inc. (The)	288,400	5,127,752
Home Depot, Inc. (The)(a)	584,925	15,143,708
Staples, Inc.(a)	1,259,896	28,347,660

		54,519,168

Telecommunications — 4.0%
Alcatel-Lucent, ADR (France)*(a)	1,568,700	6,023,808
AT&T, Inc.(a)	1,028,400	28,712,928
Cisco Systems, Inc.*	94,600	2,134,176
Corning, Inc.	113,100	1,768,884
Crown Castle International Corp.*	48,500	1,405,045
FairPoint Communications, Inc.	6,929	60,074
Motorola, Inc.	128,000	913,920
QUALCOMM, Inc.	28,100	1,207,457
Verizon Communications, Inc.	927,275	29,756,255

		71,982,547

Textiles, Apparel & Luxury Goods — 0.3%
Jones Apparel Group, Inc.(a)	303,200	5,612,232
Mohawk Industries, Inc.*(a)	2,900	195,431
Phillips-Van Heusen Corp.	1,000	37,910

		5,845,573

Tobacco — 3.8%
Altria Group, Inc.	1,735,318	34,428,709
Imperial Tobacco Group, ADR (United Kingdom)(a)	7,304	467,899
Philip Morris International, Inc.	558,592	26,868,275
UST, Inc.	109,420	7,280,807

		69,045,690

Transportation — 1.0%
FedEx Corp.(a)	107,614	8,505,811
Norfolk Southern Corp.	139,500	9,236,295

		17,742,106

TOTAL LONG-TERM INVESTMENTS (cost $2,183,045,663)		1,810,577,081

SHORT-TERM INVESTMENT — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $254,073,663; includes $249,283,094 of cash collateral for securities on loan)(b)(w)	254,073,663	254,073,663

TOTAL INVESTMENTS(o) — 113.9% (cost $2,437,119,326)		2,064,650,744
Liabilities in excess of other assets — (13.9)%		(251,774,556)

NET ASSETS — 100.0%		$1,812,876,188

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $253,286,794; cash collateral of $249,283,094 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, one security representing $121,490 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$2,064,529,254	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	121,490	—

Total	$2,064,650,744	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(12,842,385)
Net purchases (sales)	12,963,875
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$121,490

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 94.1%

CONVERTIBLE BONDS — 7.4%

Aerospace/Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%	08/01/35	$750	$822,188

Agriculture — 0.6%
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	A(d)	0.875%	02/15/14	2,000	1,617,500

Beverages — 0.5%
Molson Coors Brewing Co., Gtd. Notes	BBB(d)	2.50%	07/30/13	1,250	1,351,562

Communication Equipment — 0.2%
NII Holdings, Inc., Sr. Unsec’d. Notes	NR	2.75%	08/15/25	750	742,500

Electronics — 0.3%
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%	06/01/26	1,000	946,250

Energy — 0.6%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%	07/15/13	550	311,437
Quicksilver Resources, Inc., Sub. Notes	NR	1.875%	11/01/24	1,000	1,402,500

					1,713,937

Financials — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(i)	B3	2.00%	12/31/12	1,250	168,750

Internet Services — 0.4%
Equinix, Inc., Unsec’d. Notes	B-(d)	2.50%	04/15/12	1,250	1,082,813

Machinery — 0.6%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	Ba1	Zero (v)	01/15/34	2,500	1,709,375

Metals & Mining — 0.5%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%	07/15/14	1,350	1,387,125

Metals/Mining Excluding Steel — 1.0%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%	10/15/23	2,000	3,055,000

Oil Field Equipment & Services — 0.3%
Hanover Compress Co., Sr. Notes	B1	4.75%	01/15/14	1,000	938,750

Pharmaceuticals — 0.9%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%	05/01/13	1,250	1,584,375
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Israel)	Baa2	1.75%	02/01/26	1,000	1,116,250

					2,700,625

Software/Services — 0.3%
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%	12/01/11	800	793,000

Support-Services — 0.8%
CRA International, Inc., Sr. Sub. Debs.	NR	2.875%	06/15/34	1,500	1,357,500
FTI Consulting, Inc., Gtd. Notes	B1	3.75%	07/15/12	400	977,500

					2,335,000

TOTAL CONVERTIBLE BONDS (cost $21,958,497)					21,364,375

CORPORATE OBLIGATIONS — 74.0%

Aerospace/Defense — 1.5%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%	11/01/13	1,500	1,485,000
L-3 Communications Corp., Gtd. Notes(a)	Ba3	6.125%	01/15/14	2,000	1,850,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	950	878,750

					4,213,750

Auto Loans — 1.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%	10/25/11	3,500	2,225,625
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	7.25%	03/02/11	4,500	2,128,419

					4,354,044

Automotive — 1.2%
Ford Capital BV, Gtd. Notes	Caa1	9.50%	06/01/10	1,750	1,233,750
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.50%	09/15/11	250	160,000
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa2	7.20%	01/15/11	2,000	1,175,000
Hertz Corp. (The), Gtd. Notes	B1	8.875%	01/01/14	1,000	862,500

					3,431,250

Automotive Parts & Equipment — 1.2%
Cooper-Standard Automotive, Inc., Gtd. Notes	Caa1	8.375%	12/15/14	1,500	945,000
Stanadyne Corp., Sr. Sub. Notes	B3	10.00%	08/15/14	950	883,500
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%	11/15/14	1,000	795,000
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Ba3	7.25%	03/15/17	1,200	948,000

					3,571,500

Beverages — 0.1%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%	05/15/17	400	368,000

Building & Construction — 0.1%
William Lyon Homes, Inc., Gtd. Notes	Caa2	10.75%	04/01/13	625	268,750

Building Materials — 0.4%
Belden, Inc., Sr. Sub. Notes	Ba1	7.00%	03/15/17	1,350	1,201,500

Cable Television — 1.0%
CCH I Holdings LLC: Gtd. Notes (Zero coupon until 05/15/14)(a)	Caa3	11.75% (v)	05/15/14	2,875	1,106,875
CCH I Holdings LLC, Sr. Sec’d. Notes	Caa3	11.00%	10/01/15	1,500	990,000
General Cable Corp., Gtd. Notes(a)	B1	7.125%	04/01/17	1,000	900,000

					2,996,875

Chemicals — 4.3%
Equistar Chemicals LP, Sr. Sec’d. Notes	B3	7.55%	02/15/26	3,500	2,100,000
Hercules, Inc., Gtd. Notes	Ba1	6.75%	10/15/29	1,500	1,485,000
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B3	8.50%	02/15/16	2,000	1,080,000
MacDermid, Inc., Sr. Sub. Notes, 144A	Caa1	9.50%	04/15/17	550	462,000
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.375%	12/01/14	475	491,753
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes(a)	Baa3	7.30%	01/15/28	1,800	1,760,085
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)	Ba3	6.50%	01/15/12	2,375	2,113,750
Praxair, Inc., Sr. Unsec’d. Notes	A2	4.625%	03/30/15	1,000	930,356
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	2,000	1,900,000

					12,322,944

Clothing & Apparel — 0.4%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%	04/01/16	1,500	1,200,000

Commercial Services — 0.2%
Education Management LLC, Gtd. Notes	B2	8.75%	06/01/14	275	229,625
Rental Service Corp., Gtd. Notes(a)	Caa1	9.50%	12/01/14	650	492,375

					722,000

Computer Services & Software — 0.5%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	1,500	1,320,000

Consumer Discretionary — 0.6%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	1,750	1,719,375

Consumer Products & Services — 0.6%
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%	01/15/14	1,500	1,365,000
Harry & David, Gtd. Notes	B3	9.00%	03/01/13	500	252,500

					1,617,500

Diversified Capital Goods — 1.8%
Mueller Water Products, Inc., Gtd. Notes	B3	7.375%	06/01/17	1,000	790,000
Park-Ohio Industries, Inc., Gtd. Notes(a)	B3	8.375%	11/15/14	1,641	1,300,492
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	2,750	2,585,000
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	500	470,000

					5,145,492

Diversified Financial Services — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aaa	4.80%	05/01/13	500	456,051

Diversified Operations — 0.3%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	5.30%	03/01/18	1,000	941,249

Electric — Generation — 2.2%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	3,750	3,262,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	500	450,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	2,000	1,820,000
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%	12/15/14	1,000	855,000

					6,387,500

Electric — Integrated — 3.3%
Duke Energy Corp., Sr. Unsec’d. Notes	A3	5.375%	01/01/09	1,500	1,501,725
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	2,310,000
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	250	235,000
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	1,700	1,605,953
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	497,550
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,000	1,012,307
Virginia Electric & Power Co., Sr. Unsec’d. Notes	Baa1	4.50%	12/15/10	2,400	2,383,296

					9,545,831

Electronic Components & Equipment — 0.6%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	B3	7.75%	11/01/12	1,500	1,155,000
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	750	676,875

					1,831,875

Energy — Exploration & Production — 4.2%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%	01/15/18	1,500	1,282,500
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%	08/15/14	1,000	935,000
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%	05/01/17	2,500	2,300,000
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	1,850	1,581,750
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,760,000
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%	07/01/24	2,550	2,410,502
Quicksilver Resources, Inc., Gtd. Notes	B2	7.125%	04/01/16	500	407,500
Range Resources Corp., Gtd. Notes	Ba3	7.375%	07/15/13	1,025	989,125
VeraSun Energy Corp., Gtd. Notes(a)	Caa1	9.375%	06/01/17	1,175	464,125

					12,130,502

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%	04/01/17	225	194,272

Financial — Bank & Trust — 0.2%
Countrywide Home Loans, Inc., Gtd. Notes	Aa2	5.625%	07/15/09	750	709,297

Financial Services — 1.0%
American Express Credit Corp., Sr. Unsec’d. Notes	Aa3	7.30%	08/20/13	1,000	964,526
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	11/03/10	625	420,246
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa2	6.00%	01/15/18	400	364,749
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	6.00%	04/28/15	1,500	1,020,340
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A1	6.625%	04/01/18	170	112,504
Washington Mutual Bank, Sub. Notes	C	6.875%	06/15/11	1,350	1,688

					2,884,053

Food — 0.5%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	03/17/15	1,300	1,247,396
Kellogg Co., Sr. Unsec’d. Notes	A3	4.25%	03/06/13	325	313,545

					1,560,941

Food & Drug Retailers — 1.4%
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,750	1,715,000
SUPERVALU, Inc. Sr. Unsec’d. Notes	B1	7.50%	11/15/14	2,500	2,425,000

					4,140,000

Food — Wholesale — 0.6%
Dole Food Co., Inc., Gtd. Notes(a)	Caa1	8.75%	07/15/13	2,000	1,760,000

Forestry/Paper — 1.4%
Graphic Packaging International Corp., Gtd. Notes(a)	B3	9.50%	08/15/13	1,375	1,244,375
Smurfit Kappa Funding PLC, Sr. Sub. Notes(a)	B2	7.75%	04/01/15	2,500	2,081,250
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	B3	8.00%	03/15/17	1,000	780,000

					4,105,625

Gaming — 4.6%
Boyd Gaming Corp., Sr. Sub. Notes(a)	B1	7.125%	02/01/16	1,500	1,038,750
Isle of Capri Casinos, Inc., Gtd. Notes(a)	B3	7.00%	03/01/14	1,000	670,000
Las Vegas Sands Corp., Gtd. Notes(a)	Ba3	6.375%	02/15/15	3,500	2,677,500

MGM Mirage, Gtd. Notes	Ba2	6.75%	09/01/12	1,500	1,173,750
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%	11/01/11	2,005	1,844,600
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,525	1,471,625
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%	05/01/12	1,500	1,305,000
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	B3	9.125%	02/01/15	1,500	1,083,750
Station Casinos, Inc., Sr. Sub. Notes(a)	Caa2	6.50%	02/01/14	1,000	295,000
Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%	12/15/10	2,000	1,900,000

					13,459,975

Gas Distribution — 4.5%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	750	697,500
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%	04/15/17	1,250	1,106,017
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	3,000	2,445,000
Inergy LP / Inergy Finance Corp., Gtd. Notes(a)	B1	8.25%	03/01/16	2,000	1,840,000
Markwest Energy Partners LP / Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%	11/01/14	2,000	1,800,000
Northwest Pipeline Corp., Notes	Baa2	6.05%	06/15/18	175	171,460
Pacific Energy Partners LP / Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	469,466
Panhandle Eastern Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.00%	06/15/18	260	245,565
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	2,750	2,750,000
Williams Partners LP / Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%	02/01/17	1,625	1,511,250

					13,036,258

Health Services — 3.2%
Advanced Medical Optics, Inc., Gtd. Notes(a)	B2	7.50%	05/01/17	1,350	1,174,500
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,000	910,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,575	2,394,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	1,500	1,432,099
Vanguard Health Holdings Co. II LLC, Gtd. Notes(a)	Caa1	9.00%	10/01/14	2,000	1,930,000
VWR Funding, Inc., Gtd. Notes, PIK(a)	Caa1	10.25%	07/15/15	1,500	1,312,500

					9,153,849

Healthcare Services — 0.7%
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	750	607,500
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	1,500	1,432,500

					2,040,000

Hotels — 0.8%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%	06/01/11	1,200	1,038,000
Host Marriott LP, Sr. Sec’d. Notes	Ba1	7.00%	08/15/12	1,500	1,338,750

					2,376,750

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%	08/15/18	150	87,146
HUB International Holdings, Inc., Sr. Unsec’d. Notes, 144A	B3	9.00%	12/15/14	750	667,500
USI Holdings Corp., Gtd. Notes, 144A	B3	6.679% (c)	11/15/14	1,250	950,000

					1,704,646

Leisure — 0.4%
Gaylord Entertainment Co., Gtd. Notes	Caa1	8.00%	11/15/13	1,250	1,087,500

Machinery — 1.4%
Baldor Electric Co., Gtd. Notes	B3	8.625%	02/15/17	2,500	2,387,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%	05/01/13	1,600	1,552,000

					3,939,500

Media — Broadcasting — 0.4%
Allbritton Communications Co., Sr. Sub. Notes	B2	7.75%	12/15/12	1,000	855,000
Univision Communications, Inc., Gtd. Notes, 144A	Caa1	9.75%	03/15/15	850	395,250

					1,250,250

Media — Cable — 1.0%
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	1,400	1,123,500

Mediacom LLC / Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%	01/15/13	2,000	1,790,000

					2,913,500

Media — Services — 0.5%
Affinion Group, Inc., Gtd. Notes	B3	11.50%	10/15/15	500	465,000
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba3	6.25%	11/15/14	1,040	863,200

					1,328,200

Medical Supplies & Equipment — 0.7%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	5.375%	06/01/18	200	191,197
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%	05/01/17	2,250	1,890,000

					2,081,197

Metals & Mining — 1.6%
Aleris International, Inc., Gtd. Notes	Caa1	10.00%	12/15/16	1,500	930,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,500	2,462,500
Noranda Aluminium Acquisition Corp., Gtd. Notes(a)	B3	6.828% (c)	05/15/15	1,700	1,292,000

					4,684,500

Metals/Mining Excluding Steel — 0.6%
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%	04/15/16	2,000	1,810,000

Non-Food & Drug Retailers — 0.3%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa1	12.00%	10/15/12	1,000	815,000

Oil & Gas — 1.8%
BJ Services Co., Sr. Unsec’d. Notes	Baa1	6.00%	06/01/18	600	609,601
Forest Oil Corp., Gtd. Notes, 144A	B1	7.25%	06/15/19	125	106,875
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	1,500	1,440,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	750	652,500
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	1,000	908,882
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,775	1,553,125

					5,270,983

Oil Field Equipment & Services — 2.2%
Complete Production Services, Inc., Gtd. Notes	B2	8.00%	12/15/16	750	712,500
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,601	1,488,930
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%	12/01/14	1,680	1,533,000
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%	08/15/15	1,000	975,913
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14	1,600	1,528,000

					6,238,343

Packaging — 1.9%
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%	12/15/26	4,500	3,397,500
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	805,000
Vitro SAB de CV, Gtd. Notes	B2	9.125%	02/01/17	2,000	1,300,000

					5,502,500

Paper & Forest Products — 0.4%
AbitiBowater, Inc., Sr. Unsec’d. Notes	Caa2	9.50%	10/15/12	2,000	770,000
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%	06/15/18	325	319,349

					1,089,349

Pharmaceuticals — 1.0%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	CCC(d)	2.50%	03/29/13	500	859,375
Warner Chilcott Corp., Gtd. Notes	B3	8.75%	02/01/15	1,951	1,921,735

					2,781,110

Printing & Publishing — 0.3%
Idearc, Inc., Gtd. Notes	B3	8.00%	11/15/16	1,500	408,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%	01/15/16	1,000	340,000

					748,750

Software Services — 0.3%
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13	1,000	900,000

Steel Producers/Products — 0.6%
Allegheny Ludlum Corp., Gtd. Notes(a)	Baa3	6.95%	12/15/25	1,850	1,735,350

Support Services — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes(a)	Ba3	7.625%	05/15/14	2,000	1,265,000
United Rentals North America, Inc., Gtd. Notes(a)	B2	7.75%	11/15/13	1,500	1,143,750

					2,408,750

Technology — 0.6%
First Data Corp., Gtd. Notes, 144A	B3	9.875%	09/24/15	825	647,625
Vangent, Inc., Gtd. Notes	Caa1	9.625%	02/15/15	1,500	1,222,500

					1,870,125

Telecom — Integrated/Services — 2.7%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%	01/15/14	3,000	2,610,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%	08/15/10	1,500	1,451,250
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.25%	02/15/11	2,125	2,013,437
Syniverse Technologies, Inc., Gtd. Notes(a)	B2	7.75%	08/15/13	1,750	1,618,750

					7,693,437

Telecommunications — 3.3%
Centennial Communications Corp., Sr. Unsec’d. Notes(a)	Caa1	10.00%	01/01/13	1,150	1,101,125
Hellas II, Sub. Notes, 144A	Caa1	10.503% (c)	01/15/15	1,275	771,375
Hughes Network Systems LLC / HNS Finance Corp., Gtd. Notes	B1	9.50%	04/15/14	750	727,500
iPCS, Inc., Sr. Sec’d. Notes	Caa1	6.05%	05/01/14	1,000	780,000
MasTec, Inc., Gtd. Notes	B1	7.625%	02/01/17	750	633,750
MetroPCS Wireless, Inc., Gtd. Notes	Caa1	9.25%	11/01/14	425	397,375
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A	B2	8.875%	05/01/16	2,500	2,275,000
Sprint Capital Corp., Gtd. Notes(a)	Baa3	6.90%	05/01/19	1,650	1,278,750
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%	02/15/15	750	714,667
Windstream Corp., Gtd. Notes	Ba3	7.00%	03/15/19	1,230	984,000

					9,663,542

Textile & Apparel — 0.5%
Quicksilver, Inc., Gtd. Notes	B1	6.875%	04/15/15	1,925	1,328,250

Transportation — 1.1%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%	06/15/13	2,975	2,662,625
Bristow Group, Inc., Gtd. Notes	Ba2	7.50%	09/15/17	500	445,000

					3,107,625

Utilities — 3.8%
Commonwealth Edison Co., First Mortgage	Baa2	5.80%	03/15/18	1,500	1,374,585
E.On International Finance BV, Notes, 144A (Netherlands)	A2	5.80%	04/30/18	1,000	955,758
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.00%	05/15/17	2,500	2,250,000
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.75%	06/15/16	2,500	2,350,000
National Fuel Gas Co., Notes, 144A	Baa1	6.50%	04/15/18	1,440	1,363,691
Northern States Power, First Mortgage	A2	5.25%	03/01/18	120	111,754
Peco Energy Co, First Refinance Mortgage	A2	5.35%	03/01/18	500	454,220
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A	B3	10.25%	11/01/15	2,300	2,075,750

					10,935,758

TOTAL CORPORATE OBLIGATIONS (cost $256,267,628)					214,055,173

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.2%

Federal Home Loan Mortgage Corp.		6.00%	04/01/33	2,070	2,097,232
Federal National Mortgage Assoc.		6.00%	12/01/35-04/01/37	7,508	7,611,674
Federal National Mortgage Assoc.		6.50%	05/01/35-02/01/37	16,425	16,859,037

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $26,215,093)					26,567,943

	Shares
COMMON STOCKS — 0.2%

Insurance — 0.1%
MetLife, Inc.	5,000	280,000

Utilities — 0.1%
PNM Resources, Inc.(a)	35,000	358,400

TOTAL COMMON STOCKS (cost $1,191,178)		638,400

PREFERRED STOCKS — 3.3%

Electronics — 0.3%
NRG Energy, 5.75%, CVT	4,000	925,040

Financial Services — 0.6%
Bank of America Corp., 7.25%, CVT	1,000	838,000
Lehman Brothers Holdings, Inc., 12.12%, CVT	25,000	63,395
Vale Capital Ltd., 5.50%, CVT	25,000	950,000

		1,851,395

Gas Distribution — 0.8%
Williams Cos., Inc., 5.50%, CVT	20,000	2,188,750

Insurance — 0.4%
MetLife, Inc., 6.375%, CVT	80,000	1,001,600

Oil & Gas — 0.9%
El Paso Corp., 4.99%, CVT, 144A	2,430	2,512,620

Pharmaceuticals — 0.3%
Mylan, Inc., 6.50%, CVT	1,250	981,250

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT	33,500	73,030
Federal National Mortgage Assoc., 8.75%, CVT	25,000	61,000

		134,030

TOTAL PREFERRED STOCKS (cost $13,649,459)		9,594,685

TOTAL LONG-TERM INVESTMENTS (cost $319,281,855)		272,220,576

SHORT-TERM INVESTMENT — 18.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 18.6%

Dryden Core Investment Fund — Taxable Money Market Series (cost $53,860,642; includes $52,851,413 of cash collateral for securities on loan) (b)(w)	53,860,642	53,860,642

TOTAL SHORT-TERM INVESTMENTS (cost $53,860,642)		53,860,642

TOTAL INVESTMENTS(o) 112.7% (cost $373,142,497)		326,081,218
Liabilities in excess of other assets — (12.7)%		(36,821,295)

NET ASSETS — 100.0%		$289,259,923

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $50,365,530; cash collateral of $52,851,413 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payment. Non-income producing security.

(o)	As of September 30, 2008, two securities representing $232,145 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$64,030,332	—
Level 2 - Other Significant Observable Inputs	261,818,741	—
Level 3 - Significant Unobservable Inputs	232,145	—

Total	$326,081,218	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(592,980)
Net purchases (sales)	656,375
Transfers in and/or out of Level 3	168,750

Balance as of 9/30/08	$232,145

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS

Aerospace & Defense — 9.8%
General Dynamics Corp.	1,475,874	$108,653,844
Lockheed Martin Corp.(a)	1,321,554	144,934,827

		253,588,671

Apparel — 1.5%
NIKE, Inc. (Class B Stock)(a)	592,654	39,648,553

Beverages — 1.3%
Heineken NV, ADR (Netherlands)(a)	1,658,084	33,008,141

Chemicals — 8.5%
Air Products & Chemicals, Inc.	543,569	37,229,041
Monsanto Co.	1,030,511	101,999,979
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	127,560	16,839,196
Praxair, Inc.	895,991	64,278,394

		220,346,610

Commercial Banks — 7.2%
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	152,034,000	91,888,638
Wells Fargo & Co.(a)	2,501,223	93,870,899

		185,759,537

Computers — 3.2%
Apple, Inc.*(a)	724,603	82,358,377

Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	1,000,000	46,700,000
Morgan Stanley	640,333	14,727,659

		61,427,659

Energy — Alternate Sources — 0.9%
Vestas Wind Systems A/S (Denmark)*	271,989	23,740,532

Entertainment & Leisure — 4.0%
Las Vegas Sands Corp.*(a)	609,946	22,025,150
Wynn Resorts Ltd.(a)	1,001,252	81,742,213

		103,767,363

Financial — Bank & Trust — 5.9%
Bank of America Corp.(a)	2,440,191	85,406,685
U.S. Bancorp	1,885,576	67,918,447

		153,325,132

Financial Services — 9.6%
Goldman Sachs Group, Inc. (The)	666,719	85,340,032
MasterCard, Inc. (Class A Stock)(a)	499,026	88,492,281
Visa, Inc. (Class A Stock)	1,205,119	73,982,255

		247,814,568

Metal Fabricate/Hardware — 0.6%
Precision Castparts Corp.	181,841	14,325,434

Oil & Gas — 8.2%
Cameron International Corp.*(a)	660,644	25,461,220
Hess Corp.(a)	448,542	36,816,327
Petroleo Brasileiro SA, ADR (Brazil)(a)	1,347,248	59,211,550
Schlumberger Ltd.(a)	537,689	41,988,134
Transocean, Inc.*(a)	438,844	48,202,625

		211,679,856

Pharmaceuticals — 3.3%
Genentech, Inc.*(a)	961,604	85,275,043

Railroads — 4.3%
Union Pacific Corp.	1,540,142	109,596,505

Restaurants — 10.4%
McDonald’s Corp.(a)	2,904,893	179,231,898
Yum! Brands, Inc.(a)	2,738,916	89,316,051

		268,547,949

Retail — 1.1%
Target Corp.(a)	551,978	27,074,521

Retail & Merchandising — 8.3%
Costco Wholesale Corp.(a)	948,756	61,602,727
CVS/Caremark Corp.(a)	2,314,920	77,920,207
Lowe’s Cos., Inc.(a)	3,194,007	75,666,026

		215,188,960

Telecommunications — 3.7%
China Mobile Ltd. (Hong Kong)	2,729,500	27,343,251
QUALCOMM, Inc.(a)	1,573,467	67,611,877

		94,955,128

Transportation — 3.4%
CSX Corp.	278,141	15,178,154
Norfolk Southern Corp.	1,104,359	73,119,610

		88,297,764

TOTAL LONG-TERM INVESTMENTS (cost $2,358,596,376)		2,519,726,303

SHORT-TERM INVESTMENT — 18.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $486,945,490; includes $486,484,035 of cash collateral for securities on loan)(b)(w)	486,945,490	486,945,490

TOTAL INVESTMENTS(o) — 116.5% (cost $2,845,541,866)		3,006,671,793
Liabilities in excess of other assets — (16.5)%		(425,285,948)

NET ASSETS — 100.0%		$2,581,385,845

The following abbreviation is used in Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $504,049,059; cash collateral of $486,484,035 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, Three securities representing $142,972,422 and 5.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$2,863,699,371	—
Level 2 - Other Significant Observable Inputs	142,972,422	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,006,671,793	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS

Australia — 0.2%
QBE Insurance Group Ltd.	9,263	$199,767

Austria — 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	21,881	1,089,333

Bermuda — 1.1%
Accenture Ltd. (Class A Stock)	28,880	1,097,440

Canada — 0.6%
Canadian National Railway Co.(a)	12,752	609,928

Czech Republic — 0.4%
Komercni Banka A/S	1,884	425,692

France — 13.2%
Air Liquide	10,500	1,153,826
AXA SA	57,580	1,884,840
Gaz de France	33,313	1,733,148
Legrand SA	46,460	1,047,841
LVMH Moet Hennessy Louis Vuitton SA	29,650	2,603,076
Pernod Ricard SA	11,340	998,949
Schneider Electric SA	18,158	1,559,307
Total SA	28,010	1,701,601
Vivendi	24,350	763,388

		13,445,976

Germany — 7.0%
Bayer AG	18,340	1,343,166
Bayerische Motoren Werke AG	12,480	483,733
Deutsche Boerse AG	4,560	417,287
E.ON AG	18,201	916,179
Henkel KGaA	17,010	620,456
Linde AG	16,800	1,793,996
Merck KGaA	15,060	1,606,043

		7,180,860

Italy — 0.5%
Intesa Sanpaolo SpA	99,789	548,796

Japan — 8.4%
Aeon Credit Service Co. Ltd.	24,100	245,977
Bridgestone Corp.	32,300	611,488
Canon, Inc.	49,800	1,887,961
Fanuc Ltd.	5,600	421,298
Hirose Electric Co. Ltd.	3,700	352,643
Hoya Corp.	40,200	797,479
Inpex Holdings, Inc.	106	900,834
Kao Corp.	65,000	1,743,139
Omron Corp.	21,400	332,177
Ricoh Co. Ltd.	23,000	323,402
Shin-Etsu Chemical Co. Ltd.	21,000	998,565

		8,614,963

Mexico — 0.4%
Grupo Modelo SAB de CV (Class C Stock)	87,500	372,034

Netherlands — 6.3%
ASML Holding NV	24,582	429,608
Heineken NV	62,550	2,513,085
Royal Dutch Shell PLC (Class A Stock)	44,680	1,286,021
TNT NV	50,500	1,399,187
Wolters Kluwer NV	41,800	847,207

		6,475,108

Singapore — 0.8%
Singapore Telecommunications Ltd.	363,039	829,811

South Korea — 1.0%
Samsung Electronics Co. Ltd.	2,332	1,068,648

Switzerland — 13.1%
Actelion Ltd.*	5,925	305,306
Compagnie Financiere Richemont SA (Class A Stock)	15,500	684,844
Givaudan SA	1,810	1,511,812
Julius Baer Holding AG	13,293	661,067
Nestle SA	89,904	3,885,430
Roche Holding AG	17,950	2,809,927
Swiss Reinsurance	15,950	885,312
Synthes, Inc.	11,460	1,585,403
UBS AG*	63,259	1,081,251

		13,410,352

Thailand — 0.3%
Bangkok Bank PCL	90,810	278,223

United Kingdom — 10.1%
Burberry Group PLC	101,570	718,202
Diageo PLC	131,975	2,251,412
GlaxoSmithKline PLC	37,240	806,715
Ladbrokes PLC	170,065	574,301
Reckitt Benckiser Group PLC	45,760	2,218,658
Smiths Group PLC	51,621	936,058
Standard Chartered PLC	31,860	783,929
Tesco PLC	80,977	563,191
William Hill PLC	100,850	425,258
WPP Group PLC	129,290	1,045,764

		10,323,488

United States — 35.3%
3M Co.	31,960	2,183,187
Alberto Culver Co.	14,790	402,880
American Express Co.	36,990	1,310,556
Bank of New York Mellon (The)	47,890	1,560,256
Chevron Corp.	13,050	1,076,364
DST Systems, Inc.*(a)	9,100	509,509
Exxon Mobil Corp.	19,010	1,476,317
General Mills, Inc.	24,980	1,716,626
Genworth Financial, Inc. (Class A Stock)	6,910	59,495
Goldman Sachs Group, Inc. (The)	5,940	760,320
Harley-Davidson, Inc.	21,540	803,442
Intel Corp.	52,340	980,328
Johnson & Johnson	34,860	2,415,101
Medtronic, Inc.	30,550	1,530,555
NIKE, Inc. (Class B Stock)	34,880	2,333,472
Omnicom Group, Inc.	37,880	1,460,653
Oracle Corp.*	87,320	1,773,469
PepsiCo, Inc.	23,090	1,645,624
Praxair, Inc.	3,500	251,090
Procter & Gamble Co.	22,278	1,552,554
Rockwell Automation, Inc.	20,330	759,122

Sally Beauty Holdings, Inc.*(a)	26,750	230,050
Smucker, (J.M.) Co. (The)	1,570	79,583
State Street Corp.	28,440	1,617,667
Thermo Fisher Scientific, Inc.*	19,990	1,099,450
United Parcel Service, Inc. (Class B Stock)	23,190	1,458,419
Viacom, Inc. (Class B Stock)*	14,820	368,129
Walgreen Co.(a)	45,300	1,402,488
Walt Disney Co. (The)	60,280	1,849,993
Zimmer Holdings, Inc.*	22,280	1,438,397

		36,105,096

TOTAL LONG-TERM INVESTMENTS (cost $117,905,091)		102,075,515

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,247,788; includes $2,125,159 of cash collateral for securities on loan)(b)(w)	2,247,788	2,247,788

TOTAL INVESTMENTS(o) — 102.0% (cost $120,152,879)		104,323,303
Liabilities in excess of other assets — (2.0)%		(2,036,251)

NET ASSETS — 100.0%		$102,287,052

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,054,112; cash collateral of $2,125,159 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 58 securities representing $63,891,017 and 62.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$40,432,286	—
Level 2 - Other Significant Observable Inputs	63,891,017	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$104,323,303	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Beverages	7.6%
Financial — Bank & Trust	7.5
Chemicals	6.8
Food	6.1
Consumer Products & Services	5.8
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	5.4
Retail & Merchandising	4.6
Diversified Manufacturing	4.2
Entertainment & Leisure	3.6
Electronic Components & Equipment	3.2
Medical Supplies & Equipment	3.0
Financial Services	3.0
Insurance	3.0
Transportation	2.8
Oil & Gas	2.6
Advertising	2.4
Semiconductors	2.4
Healthcare-Products	2.4
Affiliated Money Market Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	2.2
Computer Services & Software	2.2
Office Equipment	2.2
Conglomerates	2.1
Telecommunications	1.6
Healthcare Equipment & Supplies	1.4
Electronics	1.1
Commercial Services	1.1
Utilities	0.9
Media	0.8
Industrial Products	0.8
Clothing & Apparel	0.7
Household Products	0.6
Automotive Parts	0.6
Railroads	0.6
Automobile Manufacturers	0.5
Broadcasting	0.4
Electronic Equipment & Instruments	0.3

102.0%
Liabilities in excess of other assets	(2.0)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS

Aerospace & Defense — 2.1%
Lockheed Martin Corp.	152,160	$16,687,387

Beverages — 2.4%
PepsiCo, Inc.	262,260	18,691,270

Biotechnology — 1.0%
Genentech, Inc.*	90,940	8,064,559

Building & Construction — 0.3%
Foster Wheeler Ltd.*	56,450	2,038,410

Business Services — 0.8%
Amdocs Ltd.*(a)	156,250	4,278,125
Fidelity National Information Services, Inc.	106,820	1,971,897

		6,250,022

Cable Television — 3.0%
Comcast Corp. (Class A Stock)	481,580	9,453,416
DIRECTV Group, Inc. (The)*(a)	386,970	10,127,005
Rogers Communications, Inc. (Class B Stock) (Canada)(a)	134,310	4,464,464

		24,044,885

Chemicals — 1.0%
Praxair, Inc.	108,610	7,791,681

Commercial Services — 1.3%
Apollo Group, Inc. (Class A Stock)*(a)	143,890	8,532,677
MasterCard, Inc. (Class A Stock)	11,700	2,074,761

		10,607,438

Computer Hardware — 5.6%
Apple, Inc.*	93,500	10,627,210
Hewlett-Packard Co.	384,560	17,782,054
International Business Machines Corp.(a)	137,750	16,111,240

		44,520,504

Computer Services & Software — 5.3%
Autodesk, Inc.*(a)	66,400	2,227,720
Automatic Data Processing, Inc.(a)	135,610	5,797,328
Citrix Systems, Inc.*(a)	166,520	4,206,295
EMC Corp.*(a)	67,310	805,028
Nuance Communications, Inc.*(a)	433,490	5,284,243
Research In Motion Ltd.*(a)	108,580	7,416,014
Western Union Co. (The)	678,420	16,736,621

		42,473,249

Computer Networking — 0.1%
NetApp, Inc.*	61,800	1,126,614

Conglomerates — 0.6%
3M Co.(a)	67,160	4,587,700

Construction — 0.3%
Fluor Corp.	40,500	2,255,850

Consumer Products & Services — 2.2%
Avon Products, Inc.(a)	218,730	9,092,606
Procter & Gamble Co.(a)	125,100	8,718,219

		17,810,825

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	98,970	7,457,389

Education — 0.5%
ITT Educational Services, Inc.*(a)	53,400	4,320,594

Entertainment & Leisure — 1.7%
International Game Technology	102,400	1,759,232
Las Vegas Sands Corp.*(a)	121,900	4,401,809
Nintendo Co. Ltd. (Japan)	10,400	4,411,407
Walt Disney Co. (The)(a)	85,930	2,637,192

		13,209,640

Farming & Agriculture — 1.1%
Monsanto Co.	88,800	8,789,424

Financial — Bank & Trust — 1.1%
Bank of America Corp.	69,900	2,446,500
Northern Trust Corp.	18,100	1,306,820
State Street Corp.	89,580	5,095,310

		8,848,630

Financial — Brokerage — 0.8%
Lazard Ltd. (Class A Stock)	46,300	1,979,788
Visa, Inc. (Class A Stock)	69,000	4,235,910

		6,215,698

Financial Services — 4.8%
Bank of New York Mellon Corp. (The)	105,860	3,448,919
CME Group, Inc.(a)	20,230	7,515,647
Invesco Ltd.	128,840	2,703,063
JPMorgan Chase & Co.	246,450	11,509,215
Schwab, (Charles) Corp. (The)(a)	507,200	13,187,200

		38,364,044

Food — 2.9%
General Mills, Inc.	86,820	5,966,270
Groupe Danone (France)	68,879	4,885,706
H.J. Heinz Co.	221,770	11,068,541
Nestle SA (Switzerland)	33,118	1,431,278

		23,351,795

Healthcare Products — 2.0%
Advanced Medical Optics, Inc.*(a)	72,410	1,287,450
ResMed, Inc.*(a)	164,520	7,074,360
Stryker Corp.(a)	57,990	3,612,777
Zimmer Holdings, Inc.*	55,020	3,552,091

		15,526,678

Healthcare Services — 0.9%
IDEXX Laboratories, Inc.*(a)	43,780	2,399,144
Laboratory Corp. of America Holdings*(a)	63,680	4,425,760

		6,824,904

Industrial Conglomerates — 0.7%
Siemens AG (Germany)	55,703	5,195,796

Insurance — 0.9%
ACE Ltd. (Switzerland)	45,150	2,443,970
Chubb Corp.	22,160	1,216,584

MetLife, Inc.(a)	58,340	3,267,040

		6,927,594

Integrated Petroleum — 0.7%
Chevron Corp.	67,140	5,537,707

Internet Services — 4.3%
Amazon.com, Inc.*(a)	36,370	2,646,281
Google, Inc. (Class A Stock)*	49,670	19,893,829
VeriSign, Inc.*(a)	447,790	11,678,363

		34,218,473

Machinery & Equipment — 1.3%
Bucyrus International, Inc. (Class A Stock)	38,650	1,726,882
Thermo Fisher Scientific, Inc.*	155,960	8,577,800

		10,304,682

Media — 0.5%
McGraw-Hill Cos., Inc. (The)	131,400	4,153,554

Medical Supplies & Equipment — 10.1%
Abbott Laboratories(a)	272,390	15,684,216
Bard (C.R.), Inc.(a)	91,560	8,686,297
Baxter International, Inc.	172,350	11,311,331
Covidien Ltd. (Bermuda)(a)	136,530	7,339,853
Genzyme Corp.*(a)	308,650	24,966,698
Medtronic, Inc.(a)	207,020	10,371,702
Silicon Laboratories, Inc.*	79,200	2,431,440

		80,791,537

Miscellaneous Manufacturing — 0.8%
Danaher Corp.	85,250	5,916,350

Network/Hardware — 3.6%
Cisco Systems, Inc.*	790,680	17,837,741
Juniper Networks, Inc.*(a)	185,950	3,917,967
QUALCOMM, Inc.	168,050	7,221,108

		28,976,816

Oil & Gas — 7.8%
Apache Corp.	54,520	5,685,346
EOG Resources, Inc.(a)	62,420	5,584,093
Halliburton Co.	321,050	10,398,810
Hess Corp.	81,240	6,668,179
Noble Corp. (Cayman Islands)	126,510	5,553,789
Schlumberger Ltd.	210,090	16,405,928
Ultra Petroleum Corp.*(a)	67,210	3,719,401
Weatherford International Ltd. (Bermuda)*	85,500	2,149,470
XTO Energy, Inc.	129,990	6,047,135

		62,212,151

Pharmaceuticals — 3.4%
Allergan, Inc.(a)	69,700	3,589,550
Gilead Sciences, Inc.*	139,350	6,351,573
Medco Health Solutions, Inc.*(a)	160,320	7,214,400
Roche Holding AG (Switzerland)	26,331	4,121,905
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	131,190	6,007,190

		27,284,618

Restaurants — 0.4%
McDonald’s Corp.	54,870	3,385,479

Retail & Merchandising — 8.4%
CVS/Caremark Corp.	407,778	13,725,807
Lowe’s Cos., Inc.	248,650	5,890,519
NIKE, Inc. (Class B Stock)	296,570	19,840,533
Nordstrom, Inc.(a)	115,390	3,325,540
Staples, Inc.(a)	318,460	7,165,350
Tiffany & Co.(a)	64,490	2,290,685
Wal-Mart Stores, Inc.	249,500	14,942,555

		67,180,989

Semiconductors — 1.8%
Altera Corp.(a)	86,900	1,797,092
Hittite Microwave Corp.*(a)	121,730	4,090,128
Intel Corp.	456,600	8,552,118
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	2	19

		14,439,357

Software — 5.2%
Electronic Arts, Inc.*(a)	52,950	1,958,621
Microsoft Corp.	512,620	13,681,828
Oracle Corp.*	1,255,940	25,508,141

		41,148,590

Telecommunications — 1.0%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	176,370	8,176,513

Tobacco — 0.9%
Philip Morris International, Inc.	143,930	6,923,033

Transportation — 3.9%
Burlington Northern Santa Fe Corp.	38,670	3,574,268
FedEx Corp.(a)	41,550	3,284,112
J.B. Hunt Transport Services, Inc.(a)	136,390	4,551,334
Union Pacific Corp.	175,900	12,517,044
United Parcel Service, Inc. (Class B Stock)	111,160	6,990,853

		30,917,611

Utilities — 0.4%
Allegheny Energy, Inc.	88,860	3,267,382

TOTAL LONG-TERM INVESTMENTS (cost $826,081,924)		786,817,422

SHORT-TERM INVESTMENT — 25.7%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund — Taxable Money Market Series (cost $205,071,089; includes $161,458,157 of cash collateral for securities on loan)(b)(w)	205,071,089	205,071,089

TOTAL INVESTMENTS(o) — 124.5% (cost $1,031,153,013)		991,888,511
Liabilities in excess of other assets — (24.5)%		(195,258,070)

NET ASSETS — 100.0%		$796,630,441

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $163,927,953; cash collateral of $161,458,157 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash Collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 5 securities representing $20,046,092 and 2.5% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$971,842,419	—
Level 2 - Other Significant Observable Inputs	20,046,092	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$991,888,511	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%

COMMON STOCKS

Automotive Parts — 1.0%
BorgWarner, Inc.	55,200	$1,808,904

Banks — 1.3%
Northern Trust Corp.	30,100	2,173,220

Building Materials — 1.0%
Masco Corp.	98,000	1,758,120

Chemicals — 2.8%
Eastman Chemical Co.(a)	25,200	1,379,700
International Flavors & Fragrances, Inc.(a)	65,400	2,580,684
Valspar Corp. (The)	44,000	980,760

		4,941,144

Clothing & Apparel — 1.5%
VF Corp.(a)	33,600	2,597,616

Commercial Banks — 0.4%
East West Bancorp, Inc.(a)	48,700	667,190

Commercial Services — 1.6%
United Rentals, Inc.*(a)	183,449	2,795,763

Computer Hardware — 1.4%
Affiliated Computer Services, Inc. (Class A Stock)*	27,900	1,412,577
CACI International, Inc. (Class A Stock)*(a)	20,000	1,002,000

		2,414,577

Computer Services & Software — 3.1%
Autodesk, Inc.*(a)	37,000	1,241,350
Computer Sciences Corp.*	69,087	2,772,461
Global Payments, Inc.	21,300	955,518
Sybase, Inc.*	11,500	352,130

		5,321,459

Construction — 1.3%
D.R. Horton, Inc.	107,600	1,400,952
Pulte Homes, Inc.	56,900	794,893

		2,195,845

Consumer Products & Services — 0.4%
Scotts Miracle-Gro Co. (The) (Class A Stock)	32,000	756,480

Containers & Packaging — 1.9%
Sonoco Products Co.	113,600	3,371,648

Diversified — 1.5%
AptarGroup, Inc.(a)	66,500	2,600,815

Drugs & Healthcare — 1.5%
IMS Health, Inc.	135,700	2,566,087

Electronic Components — 2.4%
Flextronics International Ltd. (Singapore)*	505,500	3,578,940
Harman International Industries, Inc.	19,100	650,737

		4,229,677

Energy Delivery — 0.8%
Integrys Energy Group, Inc.(a)	29,300	1,463,242

Entertainment & Leisure — 0.6%
Scientific Games Corp. (Class A Stock)*(a)	46,300	1,065,826

Financial — Bank & Trust — 3.8%
Astoria Financial Corp.(a)	61,800	1,281,114
Bank of Hawaii Corp.(a)	31,300	1,672,985
Comerica, Inc.	110,200	3,613,458

		6,567,557

Financial Services — 3.0%
Eaton Vance Corp.	56,800	2,001,064
Jefferies Group, Inc.(a)	59,400	1,299,672
Raymond James Financial, Inc.(a)	55,800	1,840,284

		5,141,020

Food Products — 2.0%
Sara Lee Corp.	201,500	2,544,945
Smucker, (J.M.) Co. (The)	18,500	937,765

		3,482,710

Gas Utilities — 0.6%
Energen Corp.	22,300	1,009,744

Healthcare Equipment & Services — 1.9%
Express Scripts, Inc.*	44,000	3,248,080

Healthcare Providers & Services — 2.6%
Covance, Inc.*(a)	33,500	2,961,735
Coventry Health Care, Inc.*(a)	46,700	1,520,085

		4,481,820

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	54,400	934,592
Yum! Brands, Inc.	56,500	1,842,465

		2,777,057

Insurance — 7.5%
CIGNA Corp.	56,200	1,909,676
Endurance Specialty Holdings Ltd. (Bermuda)(a)	27,300	844,116
Genworth Financial, Inc. (Class A Stock)	341,500	2,940,315
HCC Insurance Holdings, Inc.	68,300	1,844,100
Lincoln National Corp.	60,500	2,590,005
Protective Life Corp.	45,900	1,308,609
Reinsurance Group of America, Inc.(a)	31,400	1,695,600

		13,132,421

Iron / Steel — 0.7%
Allegheny Technologies, Inc.(a)	41,700	1,232,235

Leisure Equipment & Products — 1.0%
Mattel, Inc.	100,900	1,820,236

Machinery & Equipment — 2.9%
Cummins, Inc.(a)	66,300	2,898,636
Eaton Corp.	29,500	1,657,310
Snap-on, Inc.	10,000	526,600

		5,082,546

Manufacturing — 0.9%
Harsco Corp.(a)	42,200	1,569,418

Medical Supplies & Equipment — 4.0%
Bard (C.R.), Inc.(a)	16,600	1,574,842
Beckman Coulter, Inc.	75,000	5,324,250

		6,899,092

Multi-Utilities & Unregulated Power — 1.5%
SCANA Corp.	67,800	2,639,454

Office Equipment — 1.0%
Steelcase, Inc. (Class A Stock)	158,500	1,703,875

Oil, Gas & Consumable Fuels — 9.0%
Chesapeake Energy Corp.(a)	58,600	2,101,396
Helix Energy Solutions Group, Inc.*	59,600	1,447,088
Newfield Exploration Co.*	60,500	1,935,395
Noble Corp. (Cayman Islands)	40,400	1,773,560
ONEOK, Inc.	31,400	1,080,160
Pioneer Natural Resources Co.	46,300	2,420,564
Questar Corp.	63,000	2,577,960
XTO Energy, Inc.	51,150	2,379,498

		15,715,621

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.	139,100	3,412,123

Railroads — 1.4%
Union Pacific Corp.	35,400	2,519,064

Real Estate Investment Trusts — 5.3%
Apartment Investment & Management Co. (Class A Stock)(a)	55,331	1,937,691
Boston Properties, Inc.(a)	20,700	1,938,762
Duke Realty Corp.(a)	146,300	3,596,054
Simon Property Group, Inc.(a)	18,100	1,755,700

		9,228,207

Restaurants — 3.2%
Brinker International, Inc.	40,100	717,389
Darden Restaurants, Inc.	169,300	4,847,059

		5,564,448

Retail & Merchandising — 2.8%
Family Dollar Stores, Inc.	67,900	1,609,230
Ruddick Corp.(a)	52,000	1,687,400
TJX Cos., Inc.	52,600	1,605,352

		4,901,982

Semiconductors — 1.5%
International Rectifier Corp.*	43,100	819,762
Microchip Technology, Inc.(a)	59,300	1,745,199

		2,564,961

Specialty Retail — 0.4%
CarMax, Inc.*(a)	54,700	765,800

Telecommunication Services — 1.2%
Harris Corp.	43,900	2,028,180

Telecommunications — 3.3%
American Tower Corp. (Class A Stock)*	75,100	2,701,347
Comtech Telecommunications Corp.*(a)	17,200	846,928
Corning, Inc.	142,900	2,234,956

		5,783,231

Transportation — 3.6%
CSX Corp.	43,700	2,384,709
GATX Corp.(a)	40,600	1,606,542
Werner Enterprises, Inc.	108,600	2,357,706

		6,348,957

Utilities — 3.0%
IDACORP, Inc.	29,255	851,028
PG&E Corp.	72,500	2,715,125
Pinnacle West Capital Corp.	49,800	1,713,618

		5,279,771

TOTAL LONG-TERM INVESTMENTS (cost $190,476,173)		167,627,223

SHORT-TERM INVESTMENT — 28.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $50,419,884; includes $42,065,585 of cash collateral for securities on loan)(b)(w)	50,419,884	50,419,884

TOTAL INVESTMENTS — 125.1% (cost $240,896,057)		218,047,107
Liabilities in excess of other assets — (25.1)%		(43,701,506)

NET ASSETS — 100.0%		$174,345,601

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $42,187,478; cash collateral of $42,065,585 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$218,047,107	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$218,047,107	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

					Principal
	Interest			Maturity	Amount
	Rate			Date	(000)#	Value
BANK NOTE(c) — 1.1%

Wells Fargo Bank (cost $30,148,000)	2.64%			10/27/08	$30,148	$30,148,000

CERTIFICATES OF DEPOSIT — 22.1%
Banco Bilbao Vizcaya Argentaria SA	2.795%			12/04/08	50,000	50,000,365
Bank of America NA	2.75%			10/08/08	35,000	34,992,357
BNP Paribas	2.80%			11/14/08	30,000	30,000,000
BNP Paribas	2.80%			11/24/08	40,000	40,000,000
Branch Banking & Trust Co.	2.71%			11/17/08	23,000	23,000,000
Chase Bank USA, NA	2.58%			11/03/08	25,000	25,000,000
Rabobank Nederland (NY Branch)	2.72%			11/24/08	100,000	100,000,000
Royal Bank of Scotland (NY)	2.68%			10/02/08	78,947	78,939,545
Royal Bank of Scotland (NY)	2.81%			11/28/08	37,995	37,995,000
SanPaolo IMI S.p.A.	2.80%			10/07/08	50,000	49,999,960
Skandinaviska Enskilda Banken, AB	2.80%			11/17/08	93,000	92,997,982
Toronto-Dominion Bank (The)	2.75%			10/08/08	42,506	42,495,887

						605,421,096

COMMERCIAL PAPER— 51.2%

Australia and New Zealand Banking Group Ltd., 144A	3.214%	(c	)	10/02/09	100,000	100,000,000
Bank of America Corp.(n)	2.765%			12/12/08	23,000	22,872,810
Bank of Ireland	3.315%	(c	)	09/04/09	83,000	83,000,000
Cargill, Inc., 144A(n)	3.55%			10/31/08	70,000	69,792,917
Citigroup Funding, Inc.(n)	2.87%			10/09/08	25,000	24,984,055
Citigroup Funding, Inc.(n)	2.89%			11/19/08	70,000	69,724,647
Citigroup Funding, Inc.(n)	2.90%			12/03/08	22,000	21,888,350
Danske Corp., 144A(n)	2.72%			10/10/08	100,000	99,932,000
Edison Asset Securitization LLC, 144A(n)	3.00%			10/24/08	111,000	110,787,250
General Electric Capital Corp.(n)	2.61%			11/12/08	50,000	49,847,750
JPMorgan Chase & Co.(n)	2.63%			10/09/08	35,485	35,464,261
JPMorgan Chase & Co.(n)	2.75%			12/10/08	5,000	4,973,264
JPMorgan Chase & Co.(n)	2.76%			12/09/08	50,000	49,735,500
KBC Financial Products International, 144A(n)	2.75%			10/02/08	88,879	88,872,211
Long Lane Master Trust IV, 144A(n)	4.35%			10/14/08	35,298	35,242,553
Morgan Stanley(n)	2.65%			10/14/08	7,724	7,716,609
Nokia Corp., 144A(n)	3.15%			10/16/08	30,000	29,960,625
Nokia Corp., 144A(n)	3.50%			10/28/08	50,000	49,868,750
Nokia Corp., 144A(n)	3.50%			11/04/08	20,000	19,933,889
Old Line Funding LLC, 144A(n)	4.15%			10/24/08	50,000	49,867,430
Old Line Funding LLC, 144A(n)	4.25%			10/10/08	70,000	69,925,625
PNC Funding Corp.(n)	2.66%			10/22/08	55,000	54,914,658
Prudential PLC, 144A(n)	2.70%			10/10/08	10,000	9,993,250
Prudential PLC, 144A(n)	2.78%			10/21/08	19,000	18,970,656
Prudential PLC, 144A(n)	2.78%			10/24/08	3,000	2,994,672
Reckitt Benckiser Group PLC, 144A(n)	2.71%			10/14/08	6,000	5,994,128
Sanpaolo IMI U.S. Financial Corp.(n)	4.25%			10/03/08	34,000	33,991,972
Skandinaviska Enskilda Banken AB, 144A(n)	2.80%			11/25/08	25,000	24,893,055
Stadshypotek Delaware, Inc., 144A(n)	2.75%			11/20/08	30,000	29,885,417
Swedbank Mortgage AB, 144A(n)	2.60%			10/14/08	44,000	43,958,689
Wells Fargo & Co.(n)	3.60%			10/30/08	20,000	19,942,000
Westpac Securities NZ LT, 144A(n)	3.004%			01/28/09	60,000	60,000,000

						1,399,928,993

CORPORATE OBLIGATIONS — 6.5%

Bank of America NA, Sr. Unsec’d. Notes	2.998%			08/06/09	30,000	30,000,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.25%			12/23/08	6,850	6,839,724
Merrill Lynch & Co., Inc., Notes, MTN	2.839%	(c	)	10/23/08	20,000	19,997,089
Nordea Bank AB, MTN, 144A (Sweden)	3.149%			09/24/09	40,000	40,000,000
US Bank NA	2.50%			10/14/08	30,000	30,000,000

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.38%			09/23/09	50,000	50,015,914

						176,852,727

REPURCHASE AGREEMENT — 7.7%

Barclays 2.00%, dated 09/30/08 due 10/01/08 in the amount of $212,268,792 (cost $212,257,000; the value of collateral plus accrued interest was $213,167,051)(m)					212,257	212,257,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%

Federal Home Loan Bank, Bonds	1.71%	(c	)	02/19/09	45,000	45,000,000
Federal Home Loan Bank, Bonds	1.74%	(c	)	02/23/09	50,000	50,000,000
Federal Home Loan Bank, Bonds	1.785%	(c	)	02/27/09	60,000	60,000,000
Federal Home Loan Bank, Bonds	2.29%	(c	)	03/27/09	50,000	50,000,000
Federal Home Loan Bank, Bonds	2.397%	(c	)	02/17/09	20,000	20,000,000
Federal Home Loan Bank, Disc. Notes	2.48%	(n	)	11/21/08	24,000	23,915,680
Federal National Mortgage Association, Disc. Notes	2.45%	(n	)	11/12/08	39,500	39,387,096
Federal National Mortgage Association, Disc. Notes	2.55%	(n	)	11/10/08	23,894	23,826,300

						312,129,076

TOTAL INVESTMENTS—100.0% (cost $2,736,736,892)						2,736,736,892
Other assets in excess of liabilities						129,167

NET ASSETS — 100.0%						$2,736,866,059

The following abbreviation is used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(m)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.

(n)	Rate shown is the effective yield at purchase date.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$2,736,736,892	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,736,736,892	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN/LSV MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS

Aerospace & Defense — 1.8%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	125,050	$3,377,600
Goodrich Corp.	41,400	1,722,240
L-3 Communications Holdings, Inc.	38,600	3,795,152

		8,894,992

Auto Parts & Related — 0.5%
WABCO Holdings, Inc.	76,075	2,703,706

Automobiles — 1.1%
Harley-Davidson, Inc.	145,450	5,425,285

Banks — 1.0%
Cathay General Bancorp(a)	19,700	468,860
Comerica, Inc.	56,100	1,839,519
FirstMerit Corp.(a)	53,700	1,127,700
KeyCorp(a)	157,900	1,885,326

		5,321,405

Beverages — 2.9%
Coca-Cola Enterprises, Inc.	146,300	2,453,451
Constellation Brands, Inc. (Class A Stock)*	247,400	5,309,204
Dr. Pepper Snapple Group, Inc.*(a)	64,900	1,718,552
Pepsi Bottling Group, Inc.	133,000	3,879,610
PepsiAmericas, Inc.	77,900	1,614,088

		14,974,905

Building Products — 0.4%
Lennox International, Inc.(a)	55,300	1,839,831

Business Services — 0.4%
Manpower, Inc.	48,100	2,075,996

Chemicals — 2.1%
Eastman Chemical Co.(a)	61,800	3,383,550
Ferro Corp.(a)	132,400	2,661,240
NewMarket Corp.(a)	52,700	2,769,912
Schulman, (A.), Inc.	63,927	1,264,476
Terra Industries, Inc.	28,400	834,960

		10,914,138

Commercial Banks — 2.3%
First Horizon National Corp.	185,900	1,766,050
Huntington Bancshares, Inc.	255,800	2,043,842
National City Corp.(a)	539,300	943,775
Park National Corp.(a)	27,700	2,160,600
Regions Financial Corp.(a)	113,600	1,090,560
Zions Bancorp(a)	90,800	3,513,960

		11,518,787

Commercial Services — 1.1%
Lender Processing Services, Inc.	91,200	2,783,424
Moody’s Corp.(a)	78,900	2,682,600

		5,466,024

Commercial Services & Supplies — 0.5%
McGrath RentCorp(a)	43,462	1,252,575
RR Donnelley & Sons Co.	58,300	1,430,099

		2,682,674

Computer Hardware — 2.5%
Affiliated Computer Services, Inc. (Class A Stock)*	111,150	5,627,524
Imation Corp.(a)	90,700	2,051,634
Lexmark International, Inc. (Class A Stock)*(a)	72,400	2,358,068
Western Digital Corp.*	135,400	2,886,728

		12,923,954

Computer Services & Software — 0.6%
Computer Sciences Corp.*	70,400	2,825,152

Computer Software — 0.3%
Cadence Design Systems, Inc.*	221,700	1,498,692

Computers & Peripherals — 0.7%
Seagate Technology (Cayman Islands)(a)	169,600	2,055,552
Sun Microsystems, Inc.*	199,000	1,512,400

		3,567,952

Consumer Products & Services — 2.2%
Black & Decker Corp. (The)(a)	33,900	2,059,425
Blyth, Inc.(a)	119,800	1,358,532
Whirlpool Corp.(a)	99,000	7,849,710

		11,267,667

Containers & Packaging — 0.6%
Sonoco Products Co.	98,500	2,923,480

Distribution/Wholesale — 0.9%
Ingram Micro, Inc. (Class A Stock)*	292,750	4,704,493

Diversified Financial Services — 0.1%
GFI Group, Inc.	150,600	709,326

Diversified Manufacturing — 2.5%
Eaton Corp.	84,900	4,769,682
Leggett & Platt, Inc.(a)	79,600	1,734,484
Parker Hannifin Corp.	64,000	3,392,000
Smith (A.O.) Corp.(a)	67,700	2,653,163

		12,549,329

Diversified Telecommunication Services — 0.9%
Embarq Corp.(a)	106,700	4,326,685

Electric — 1.8%
Pinnacle West Capital Corp.	136,900	4,710,729
Portland General Electric Co.	86,500	2,046,590
Xcel Energy, Inc.(a)	116,700	2,332,833

		9,090,152

Electronic Components & Equipment — 1.6%
Avnet, Inc.*	135,550	3,338,597
Hubbell, Inc. (Class B Stock)	102,600	3,596,130
Jabil Circuit, Inc.	140,500	1,340,370

		8,275,097

Electronics — 0.3%
Cymer, Inc.*(a)	59,200	1,499,536

Energy Services — 0.7%
NRG Energy, Inc.*(a)	136,000	3,366,000

Engineering/Construction — 2.2%
Chicago Bridge & Iron Co. NV (Netherlands)	166,350	3,200,574
McDermott International, Inc.*	78,200	1,998,010
NVR, Inc.*(a)	10,650	6,091,800

		11,290,384

Financial — Bank & Trust — 0.6%
TCF Financial Corp.	155,107	2,791,926

Financial — Consumer — 0.4%
Legg Mason, Inc.	47,550	1,809,753

Financial Services — 4.0%
Allied Capital Corp.	38,500	415,800
Ameriprise Financial, Inc.	43,600	1,665,520
Capital One Financial Corp.(a)	91,000	4,641,000
Invesco Ltd. (Bermuda)(a)	243,050	5,099,189
Jefferies Group, Inc.(a)	240,900	5,270,892
Morgan Stanley(a)	135,250	3,110,750

		20,203,151

Food & Staples Retailing — 0.9%
Safeway, Inc.	101,300	2,402,836
SUPERVALU, Inc.	107,000	2,321,900

		4,724,736

Foods — 1.9%
ConAgra Foods, Inc.(a)	215,250	4,188,765
Fresh Del Monte Produce, Inc. (Cayman Islands)*(a)	58,000	1,287,600
Kroger Co. (The)	117,000	3,215,160
Smithfield Foods, Inc.*(a)	62,400	990,912

		9,682,437

Healthcare Services — 2.7%
Aetna, Inc.	94,700	3,419,617
CIGNA Corp.	89,950	3,056,501
Coventry Health Care, Inc.*(a)	114,675	3,732,671
Humana, Inc.*(a)	40,900	1,685,080
LifePoint Hospitals, Inc.*(a)	54,300	1,745,202

		13,639,071

Insurance — 9.8%
American Financial Group, Inc.	108,200	3,191,900
Aspen Insurance Holdings Ltd. (Bermuda)(a)	83,400	2,293,500
Assurant, Inc.	96,778	5,322,790
Chubb Corp.	84,000	4,611,600
Delphi Financial Group, Inc. (Class A Stock)(a)	115,200	3,230,208
IPC Holdings Ltd. (Bermuda)(a)	125,400	3,788,334
Lincoln National Corp.(a)	72,700	3,112,287
Montpelier Re Holdings Ltd.(a)	239,300	3,950,843
PartnerRe Ltd. (Bermuda)(a)	54,700	3,654,507
StanCorp Financial Group, Inc.	190,400	9,459,072
Unum Group(a)	161,100	4,043,610
W.R. Berkely Corp.	60,900	1,434,195
Zenith National Insurance Corp.(a)	43,700	1,601,168

		49,694,014

Leisure Equipment & Products — 0.7%
Mattel, Inc.	80,500	1,452,220
Polaris Industries, Inc.(a)	44,900	2,042,501

		3,494,721

Machinery & Equipment — 1.2%
Cummins, Inc.(a)	19,700	861,284
Terex Corp.*	170,500	5,203,660

		6,064,944

Media — 1.5%
CBS Corp. (Class B Stock)	148,500	2,165,130
McGraw-Hill Cos., Inc. (The)	127,950	4,044,500
Scholastic Corp.(a)	60,800	1,561,344

		7,770,974

Medical Supplies & Equipment — 0.8%
Covidien Ltd. (Bermuda)	77,550	4,169,088

Metals & Mining — 3.4%
Carpenter Technology Corp.	52,800	1,354,320
Cleveland-Cliffs, Inc.	33,200	1,757,608
Freeport-McMoRan Copper & Gold, Inc.(a)	67,300	3,826,005
Sterlite Industries India Ltd. ADR (India)(a)	133,450	1,202,384
Teck Cominco Ltd. (Class B Stock)	121,800	3,546,816
Timken Co.	63,500	1,800,225
United States Steel Corp.(a)	31,600	2,452,476
Worthington Industries, Inc.(a)	94,700	1,414,818

		17,354,652

Office Equipment & Supplies — 0.9%
Knoll, Inc.(a)	108,500	1,640,520
Xerox Corp.	261,200	3,011,636

		4,652,156

Oil & Gas — 5.1%
Apache Corp.	25,000	2,607,000
Denbury Resources, Inc.*(a)	157,250	2,994,040
National Oilwell Varco, Inc.*	35,250	1,770,608
Noble Corp. (Cayman Islands)	54,700	2,401,330
Oceaneering International, Inc.*(a)	45,050	2,402,066
Patterson-UTI Energy, Inc.	77,800	1,557,556
Southwestern Energy Co.*(a)	109,600	3,347,184
Talisman Energy, Inc. (Canada)	310,573	4,416,348
Whiting Petroleum Corp.*	59,800	4,261,348

		25,757,480

Oil, Gas & Consumable Fuels — 3.7%
Cimarex Energy Co.(a)	46,400	2,269,424
ENSCO International, Inc.(a)	28,800	1,659,744
Nicor, Inc.(a)	40,200	1,782,870
Noble Energy, Inc.	37,100	2,062,389
SEACOR Holdings, Inc.*(a)	45,800	3,615,910
Swift Energy Co.*(a)	30,700	1,187,783
Valero Energy Corp.	122,800	3,720,840
XTO Energy, Inc.	59,018	2,745,517

		19,044,477

Paper & Forest Products — 0.6%
International Paper Co.(a)	112,600	2,947,868

Pharmaceuticals — 2.9%
Endo Pharmaceuticals Holdings, Inc.*(a)	65,000	1,300,000
Forest Laboratories, Inc.*	111,300	3,147,564
King Pharmaceuticals, Inc.*	198,300	1,899,714
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)(a)	119,200	5,691,800

Watson Pharmaceuticals, Inc.*(a)	102,200	2,912,700

		14,951,778

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*	33,300	1,009,989

Real Estate Investment Trusts — 4.8%
Annaly Capital Management, Inc.(a)	547,200	7,359,840
Developers Diversified Realty Corp.	101,450	3,214,950
HRPT Properties Trust(a)	489,300	3,371,277
Medical Properties Trust, Inc.(a)	182,000	2,065,700
National Health Investors, Inc.	73,071	2,497,567
National Retail Properties, Inc.(a)	73,100	1,750,745
Sunstone Hotel Investors, Inc.(a)	203,100	2,741,850
Vornado Realty Trust(a)	12,700	1,155,065

		24,156,994

Restaurants — 2.2%
Bob Evans Farms, Inc.(a)	85,500	2,333,295
Brinker International, Inc.(a)	214,600	3,839,194
Darden Restaurants, Inc.	181,600	5,199,208

		11,371,697

Retail — 0.3%
Stage Stores, Inc.(a)	115,400	1,576,364

Retail & Merchandising — 5.6%
Best Buy Co., Inc.	46,900	1,758,750
Family Dollar Stores, Inc.	129,100	3,059,670
Foot Locker, Inc.(a)	94,200	1,522,272
Gap, Inc. (The)	135,500	2,409,190
J.C. Penney Co., Inc.(a)	127,500	4,250,850
Limited Brands, Inc.	138,600	2,400,552
Macy’s, Inc.	229,100	4,119,218
NBTY, Inc.*	215,850	6,371,892
RadioShack Corp.	145,400	2,512,512

		28,404,906

Semiconductors — 0.6%
Entegris, Inc.*(a)	324,800	1,572,032
Integrated Device Technology, Inc.*	221,700	1,724,826

		3,296,858

Semiconductors & Semiconductor Equipment — 0.5%
International Rectifier Corp.*	145,300	2,763,606

Telecommunications — 2.1%
Anixter International, Inc.*(a)	86,750	5,162,492
Arris Group, Inc.*(a)	143,250	1,107,323
CenturyTel, Inc.	116,600	4,273,390

		10,543,205

Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.(a)	42,200	1,770,712

Transportation — 3.4%
Eagle Bulk Shipping, Inc.(a)	186,650	2,601,901
GATX Corp.(a)	23,500	929,895
Genco Shipping & Trading Ltd.(a)	30,200	1,003,848
Overseas Shipholding Group, Inc.(a)	35,820	2,088,664
Ryder System, Inc.(a)	27,500	1,705,000
Ship Finance International Ltd.(a)	88,211	1,901,829
Tidewater, Inc.(a)	126,100	6,980,896

		17,212,033

Utilities — 6.4%
Alliant Energy Corp.	149,500	4,815,395
Consolidated Edison, Inc.	53,000	2,276,880
DPL, Inc.(a)	96,050	2,382,040
Dynegy, Inc. (Class A Stock)*	492,273	1,762,337
Edison International	28,300	1,129,170
Entergy Corp.	25,650	2,283,107
FirstEnergy Corp.	86,650	5,804,683
Pepco Holdings, Inc.	169,600	3,885,536
PPL Corp.	109,100	4,038,882
SCANA Corp.	111,100	4,325,123

		32,703,153

TOTAL LONG-TERM INVESTMENTS
(cost $571,845,423)		506,198,385

SHORT-TERM INVESTMENT — 36.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $186,703,597; includes $185,473,764 of cash collateral for securities on loan)(b)(w)	186,703,597	186,703,597

TOTAL INVESTMENTS — 136.2%
(cost $758,549,020)		692,901,982
Liabilities in excess of other assets — (36.2)%		(184,138,480)

NET ASSETS — 100.0%		$508,763,502

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $184,978,002; cash collateral of $185,473,764 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$692,901,982	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$692,901,982	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS

Aerospace — 0.8%
CAE, Inc. (Canada)	490,000	$3,939,600

Agriculture — 0.2%
Viterra, Inc. (Canada)*(a)	100,000	1,017,000

Banks — 1.3%
Northern Trust Corp.	82,500	5,956,500

Beverages — 0.6%
Central European Distribution Corp.*(a)	59,000	2,679,190

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*	34,000	1,336,200
Illumina, Inc.*(a)	85,700	3,473,421

		4,809,621

Business Services — 4.4%
Alliance Data Systems Corp.*(a)	110,500	7,003,490
Iron Mountain, Inc.*	241,500	5,895,015
LKQ Corp.*	250,000	4,242,500
MasterCard, Inc. (Class A Stock)(a)	20,000	3,546,600

		20,687,605

Capital Markets — 1.7%
Lazard Ltd. (Class A Stock) (Bermuda)	185,000	7,910,600

Chemicals — 3.9%
Airgas, Inc.	160,000	7,944,000
Ecolab, Inc.	185,000	8,976,200
Solutia, Inc.*	85,000	1,190,000

		18,110,200

Commercial Services — 4.2%
Clean Harbors, Inc.*(a)	40,000	2,702,000
Corrections Corp. of America*	267,500	6,647,375
CoStar Group, Inc.*(a)	70,000	3,177,300
FTI Consulting, Inc.*	80,500	5,815,320
SAIC, Inc.*	62,500	1,264,375

		19,606,370

Computer Hardware — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*(a)	240,000	5,479,200

Computer Services & Software — 4.3%
Autodesk, Inc.*(a)	88,300	2,962,465
Equinix, Inc.*(a)	46,000	3,195,160
IHS, Inc. (Class A Stock)*	111,400	5,307,096
Microsemi Corp.*(a)	212,500	5,414,500
Salesforce.com, Inc.*(a)	63,000	3,049,200

		19,928,421

Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.*	31,500	1,710,765

Consumer Products & Services — 0.3%
Church & Dwight Co., Inc.	25,000	1,552,250

Education — 3.9%
DeVry, Inc.	180,000	8,917,200
Strayer Education, Inc.	46,000	9,211,960

		18,129,160

Electronic Components — 3.6%
AMETEK, Inc.	142,000	5,789,340
Dolby Laboratories, Inc. (Class A Stock)*	180,000	6,334,200
Trimble Navigation Ltd.*(a)	182,500	4,719,450

		16,842,990

Electronic Equipment & Instruments — 1.7%
FLIR Systems, Inc.*(a)	155,000	5,955,100
Mettler-Toledo International, Inc.*	18,500	1,813,000

		7,768,100

Energy — 0.9%
Covanta Holding Corp.*(a)	175,000	4,189,500

Engineering/R&D Services — 0.9%
Fluor Corp.	76,500	4,261,050

Entertainment & Leisure — 2.6%
Penn National Gaming, Inc.*	57,500	1,527,775
Scientific Games Corp. (Class A Stock)*(a)	120,000	2,762,400
WMS Industries, Inc.*(a)	255,000	7,795,350

		12,085,525

Financial Services — 2.6%
Affiliated Managers Group, Inc.*(a)	64,500	5,343,825
Nasdaq OMX Group (The)*	77,500	2,369,175
Visa, Inc. (Class A Stock)	72,500	4,450,775

		12,163,775

Food & Drug Retailers — 1.5%
Perrigo Co.(a)	185,000	7,115,100

Food — 1.1%
Ralcorp Holdings, Inc.*(a)	79,000	5,325,390

Healthcare Providers & Services — 1.4%
Express Scripts, Inc.*	90,000	6,643,800

Healthcare Services — 1.6%
Psychiatric Solutions, Inc.*(a)	80,000	3,036,000
VCA Antech, Inc.*(a)	155,000	4,567,850

		7,603,850

Industrial Products — 2.2%
Fastenal Co.(a)	120,000	5,926,800
Precision Castparts Corp.	57,500	4,529,850

		10,456,650

Insurance — 0.4%
Reinsurance Group of America, Inc. (Class A Stock)(a)	31,000	1,674,000

Internet Services — 0.9%
Juniper Networks, Inc.*(a)	198,500	4,182,395

Manufacturing — 1.3%
Danaher Corp.	85,000	5,899,000

Media — 1.0%
Cablevision Systems Corp. (Class A Stock)(a)	82,000	2,063,120

Scripps Networks Interactive, Inc. (Class A Stock)(a)	65,000	2,360,150

		4,423,270

Medical Supplies & Equipment — 9.8%
Bard (C.R.), Inc.(a)	81,000	7,684,470
Charles River Laboratories International, Inc.*(a)	82,000	4,553,460
Gen-Probe, Inc.*(a)	105,500	5,596,775
IDEXX Laboratories, Inc.*(a)	82,502	4,521,110
Intuitive Surgical, Inc.*(a)	28,000	6,747,440
Masimo Corp.*(a)	90,000	3,348,000
Myriad Genetics, Inc.*(a)	95,000	6,163,600
Wright Medical Group, Inc.*(a)	230,000	7,001,200

		45,616,055

Oil, Gas & Consumable Fuels — 8.7%
CARBO Ceramics, Inc.(a)	80,000	4,128,800
Concho Resources, Inc.*(a)	183,500	5,066,435
Continental Resources, Inc.*(a)	64,000	2,510,720
Core Laboratories NV (Netherlands)(a)	29,000	2,938,280
Denbury Resources, Inc.*(a)	250,000	4,760,000
ION Geophysical Corp.*(a)	210,500	2,986,995
National Oilwell Varco, Inc.*	62,500	3,139,375
Range Resources Corp.	59,000	2,529,330
Smith International, Inc.	75,000	4,398,000
Southwestern Energy Co.*	105,500	3,221,970
XTO Energy, Inc.	100,000	4,652,000

		40,331,905

Pharmaceuticals — 2.4%
Cephalon, Inc.*	30,000	2,324,700
United Therapeutics Corp.*(a)	67,500	7,098,975
Vertex Pharmaceuticals, Inc.*(a)	57,500	1,911,300

		11,334,975

Printing & Publishing — 1.1%
VistaPrint Ltd. (Bermuda)*(a)	155,000	5,090,200

Retail & Merchandising — 5.0%
BJ’s Wholesale Club, Inc.*(a)	75,000	2,914,500
GameStop Corp. (Class A Stock)*(a)	137,000	4,686,770
Kohl’s Corp.*	54,000	2,488,320
Ross Stores, Inc.(a)	157,000	5,779,170
Shoppers Drug Mart Corp. (Canada)	150,000	7,244,639

		23,113,399

Retail — Auto Parts — 0.6%
Copart, Inc.*	69,100	2,625,800

Semiconductors — 1.7%
Itron, Inc.*(a)	46,000	4,072,380
Microchip Technology, Inc.(a)	125,000	3,678,750

		7,751,130

Software — 4.7%
Activision Blizzard, Inc.*(a)	680,000	10,492,400
ANSYS, Inc.*(a)	175,000	6,627,250
Ariba, Inc.*(a)	135,000	1,907,550
Blackboard, Inc.*(a)	76,000	3,062,040

		22,089,240

Specialty Retail — 1.6%
Urban Outfitters, Inc.*(a)	230,000	7,330,100

Telecommunications — 5.8%
American Tower Corp. (Class A Stock)*	200,000	7,194,000
Harris Corp.	126,000	5,821,200
NII Holdings, Inc.*(a)	180,000	6,825,600
SBA Communications Corp. (Class A Stock)*(a)	285,000	7,372,950

		27,213,750

Textiles, Apparel & Luxury Goods — 0.9%
Guess?, Inc.(a)	125,000	4,348,750

Transportation — 2.6%
C.H. Robinson Worldwide, Inc.(a)	94,000	4,790,240
Expeditors International of Washington, Inc.(a)	112,000	3,902,080
J.B. Hunt Transport Services, Inc.(a)	98,500	3,286,945

		11,979,265

Waste Management — 1.6%
Stericycle, Inc.*(a)	130,000	7,658,300

TOTAL LONG-TERM INVESTMENTS
(cost $435,521,487)		458,633,746

SHORT-TERM INVESTMENT — 43.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $203,902,686; includes $203,902,686 of cash collateral for securities on loan)(b)(w)	203,902,686	203,902,686

TOTAL INVESTMENTS — 142.1%
(cost $639,424,173)		662,536,432
Liabilities in excess of other assets — (42.1)%		(196,390,614)

NET ASSETS — 100.0%		$466,145,818

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $203,595,342; cash collateral of $203,902,686 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$662,536,432	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$662,536,432	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%

COMMON STOCKS

Aerospace — 4.1%
Aerovironment, Inc.*(a)	76,100	$2,431,395
Argon ST, Inc.*	49,200	1,155,708
Orbital Sciences Corp.*(a)	61,100	1,464,567

		5,051,670

Airlines — 1.8%
Allegiant Travel Co.*	62,200	2,196,904

Biotechnology — 1.0%
Martek Biosciences Corp.	39,500	1,241,090

Business Services — 4.8%
CoStar Group, Inc.*(a)	48,800	2,215,032
Icon PLC, ADR* (Ireland)	54,882	2,099,236
Itron, Inc.*(a)	17,700	1,566,981

		5,881,249

Clothing & Apparel — 1.5%
Warnaco Group, Inc. (The)*	40,800	1,847,832

Commercial Banks — 1.6%
PrivateBancorp, Inc.(a)	47,300	1,970,518

Commercial Services — 4.1%
FTI Consulting, Inc.*	21,700	1,567,608
Navigant Consulting, Inc.*	65,300	1,298,817
Resources Connection, Inc.*	94,600	2,131,338

		4,997,763

Computer Services & Software — 10.6%
Advent Software, Inc.*(a)	59,900	2,110,277
ANSYS, Inc.*(a)	59,500	2,253,265
Concur Technologies, Inc.*(a)	49,000	1,874,740
GameStop Corp. (Class A Stock)*(a)	50,600	1,731,026
Nuance Communications, Inc.*(a)	127,300	1,551,787
Omniture, Inc.*(a)	89,600	1,645,056
Solera Holdings, Inc.*	65,300	1,875,416

		13,041,567

Consumer Products & Services — 2.2%
Geo Group, Inc. (The)*(a)	134,500	2,718,245

Cosmetics & Toiletries — 1.1%
Chattem, Inc.*	17,700	1,383,786

Distribution/Wholesale — 3.0%
Central European Distribution Corp.*(a)	79,900	3,628,259

Diversified Financial Services — 0.9%
KBW, Inc.*	34,700	1,143,018

Education — 4.6%
Blackboard, Inc.*(a)	24,100	970,989
ITT Educational Services, Inc.*(a)	26,300	2,127,933
Strayer Education, Inc.(a)	12,800	2,563,328

		5,662,250

Electronic Components & Equipment — 3.3%
Axsys Technologies, Inc.*(a)	34,900	2,057,006

Flir Systems, Inc.*(a)	52,100	2,001,682

		4,058,688

Energy — Energy Resources — 1.8%
Concho Resources, Inc.*(a)	81,800	2,258,498

Entertainment & Leisure — 2.8%
Penn National Gaming, Inc.*	67,100	1,782,847
WMS Industries, Inc.*(a)	52,550	1,606,454

		3,389,301

Environmental Control — 1.6%
Calgon Carbon Corp.*(a)	97,100	1,976,956

Environmental Services — 2.6%
American Ecology Corp.(a)	54,300	1,502,481
Clean Harbors, Inc.*	25,200	1,702,260

		3,204,741

Financial Service — 1.4%
Riskmetrics Group, Inc.*(a)	89,200	1,745,644

Food Products — 1.5%
Diamond Foods, Inc.	66,000	1,849,980

Healthcare Products — 9.4%
Immucor, Inc.*	85,900	2,745,364
Integra LifeSciences Holdings*(a)	32,200	1,417,766
Masimo Corp.*(a)	51,100	1,900,920
NuVasive, Inc.*(a)	38,400	1,894,272
PharMerica Corp.*(a)	81,000	1,821,690
STERIS Corp.	48,000	1,803,840

		11,583,852

Healthcare Services — 3.2%
Edwards Lifesciences Corp.*	28,500	1,646,160
Techne Corp.*	31,500	2,271,780

		3,917,940

Internet Services — 2.3%
Ariba, Inc.*(a)	64,200	907,146
Vocus, Inc.*(a)	57,350	1,947,606

		2,854,752

Medical Supplies & Equipment — 10.3%
Illumina, Inc.*(a)	61,200	2,480,436
Kensey Nash Corp.*	50,800	1,598,168
Natus Medical, Inc.*(a)	106,000	2,401,960
Wright Medical Group, Inc.*(a)	139,700	4,252,468
Zoll Medical Corp.*(a)	58,600	1,917,392

		12,650,424

Oil & Gas — 4.5%
Arena Resources, Inc.*(a)	57,300	2,226,105
CARBO Ceramics, Inc.(a)	29,100	1,501,851
Comstock Resources, Inc.*(a)	35,900	1,796,795

		5,524,751

Personal Services — 3.4%
Cornell Cos., Inc.*	73,625	2,001,128
DeVry, Inc.(a)	44,700	2,214,438

		4,215,566

Pharmaceuticals — 1.2%
United Therapeutics Corp.*(a)	14,500	1,524,965

Retail & Merchandising — 2.0%
Fred’s, Inc.	169,600	2,411,712

Semiconductors — 1.5%
Microsemi Corp.*(a)	72,700	1,852,396

Telecommunications — 3.3%
SBA Communications Corp. (Class A Stock)*(a)	156,500	4,048,655

Transportation — 2.5%
HUB Group, Inc. (Class A Stock)*(a)	42,900	1,615,185
Kirby Corp.*(a)	39,176	1,486,337

		3,101,522

TOTAL LONG-TERM INVESTMENTS
(cost $121,744,993)		122,934,494

SHORT-TERM INVESTMENT — 45.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $55,284,120; includes $55,113,413 of cash collateral for securities on loan)(b)(w)	55,284,120	55,284,120

TOTAL INVESTMENTS — 144.9%
(cost $177,029,113)		178,218,614
Liabilities in excess of other assets — (44.9)%		(55,195,813)

NET ASSETS — 100.0%		$123,022,801

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $52,566,026; cash collateral of $55,113,413 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$178,218,614	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$178,218,614	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.3%

AFFILIATED MUTUAL FUNDS — 97.9%
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	237,255	$3,701,176
AST DeAM Large-Cap Value Portfolio	543,806	4,540,781
AST Federated Aggressive Growth Portfolio	113,595	801,984
AST International Growth Portfolio	1,963	19,749
AST International Value Portfolio	39	557
AST Large-Cap Value Portfolio	517,331	6,839,112
AST Marsico Capital Growth Portfolio	333,746	5,626,961
AST MFS Growth Portfolio	346,734	3,124,076
AST Mid-Cap Value Portfolio	50,907	505,510
AST Money Market Portfolio	12,811,624	12,811,624
AST Neuberger Berman Mid-Cap Growth Portfolio*	24,453	420,346
AST PIMCO Total Return Bond Portfolio	448,869	5,072,218
AST Small-Cap Value Portfolio	251,717	2,856,985
AST T. Rowe Price Large-Cap Growth Portfolio	418,861	3,773,936
AST Western Asset Core Plus Bond Portfolio	130,496	1,274,943

TOTAL AFFILIATED MUTUAL FUNDS (cost $56,613,256)(w)		51,369,958

COMMON STOCKS — 2.4%

Exchange Traded Funds
iShares Dow Jones U.S. Transportation Index Fund	7,190	594,685
iShares Russell 2000 Index Fund	9,374	641,088

TOTAL COMMON STOCKS (cost $1,354,028)		1,235,773

TOTAL INVESTMENTS — 100.3% (cost $57,967,284)		52,605,731
Liabilities in excess of other assets — (0.3)%		(135,384)

NET ASSETS — 100.0%		$52,470,347

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying Portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$52,605,731	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$52,605,731	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 103.2%

COMMON STOCKS — 95.6%

Argentina — 1.5%
Banco Macro SA, ADR	18,840	$348,540
BBVA Banco Frances SA, ADR	8,600	41,022
Cresud SA, ADR	18,200	191,100
Grupo Financiero Galicia SA, ADR*	39,330	183,671
IRSA Inversiones y Representaciones SA, GDR*	12,880	93,638
MercadoLibre, Inc.*	5,920	120,472
Petrobras Energia Participaciones SA	133,900	130,332
Petrobras Energia Participaciones SA, ADR	18,050	177,612
Telecom Argentina SA, ADR*	38,280	468,930
Tenaris SA, ADR	41,960	1,564,688
Transportadora de Gas del Sur SA, ADR(g)	68,030	199,328

		3,519,333

Botswana — 0.2%
First National Bank of Botswana(g)	733,300	350,521
Letshego	34,400	76,238

		426,759

Brazil — 6.4%
Aes Tiete SA (PRFC Shares)	2,500	20,232
American Banknote SA	13,900	109,058
Anglo Ferrous Brazil SA*	1,900	27,957
Anhanguera Educacional Participacoes SA	3,500	34,726
Aracruz Celulose SA (PRFC B Shares)	7,800	28,078
B2W Cia Global Do Varejo	6,000	141,668
Banco Bradesco SA	5,100	70,889
Banco Bradesco SA (PRFC Shares)	60,200	960,150
Banco do Brasil SA	13,600	159,950
Banco Itau Holding Financeira SA (PRFC Shares)	44,650	739,122
BM & F BOVESPA SA	11,699	51,522
BR Malls Participacoes SA*	5,100	31,625
Bradespar SA (PRFC Shares)	11,600	157,763
Brasil Telecom Participacoes SA	2,100	57,364
Brasil Telecom Participacoes SA (PRFC Shares)	14,800	142,330
Brasil Telecom SA (PRFC Shares)	18,300	146,177
Braskem SA (PRFC A Shares)	8,000	43,302
Centrais Eletricas Brasileiras SA	4,400	63,865
Centrais Eletricas Brasileiras SA (PRFC B Shares)	16,000	201,629
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	2,600	44,816
Cia de Bebidas das Americas	100	4,672
Cia de Bebidas das Americas (PRFC Shares)	11,900	643,934
Cia de Concessoes Rodoviarias	17,900	232,910
Cia de Saneamento Basico do Estado de Sao Paulo	8,200	113,634
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,000	126,544
Cia Energetica de Minas Gerais (PRFC Shares)	13,900	272,463
Cia Energetica de Sao Paulo (PRFC B Shares)	11,500	99,656
Cia Paranaense de Energia (PRFC B Shares)	3,600	49,661
Cia Siderurgica Nacional SA	12,900	271,165
Cia Vale do Rio Doce	16,500	311,288
Cia Vale do Rio Doce (PRFC A Shares)	89,500	1,519,181
Cosan SA Industria e Comercio*	11,400	77,881
CPFL Energia SA	2,600	48,901
Cyrela Brazil Realty SA	17,500	176,573
Diagnosticos da America SA	2,600	35,443
Duratex SA (PRFC Shares)	11,800	136,733
EDP — Energias do Brasil SA	1,600	19,675
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	123,632
Empresa Brasileira de Aeronautica SA	65,600	444,711
Fertilizantes Fosfatados SA (PRFC Shares)	8,800	69,599
Gafisa SA	2,900	36,881
Gerdau SA (PRFC Shares)	20,600	227,878
Global Village Telecom Holding SA*	2,700	40,084
Industrias Romi SA	6,000	28,914
Investimentos Itau SA (PRFC Shares)	87,900	430,977
JBS SA	39,200	97,645
LLX Logistica SA*	1,900	1,797
Localiza Rent A Car	14,900	78,771
Lojas Americanas SA (PRFC Shares)	31,900	137,464
Lojas Renner SA	10,900	127,107
Lupatech SA*	6,000	113,511
Marcopolo SA (PRFC Shares)	15,200	39,140
Marfrig Frigorificos e Comercio de Alimentos SA	8,000	72,731
Metalurgica Gerdau SA (PRFC Shares)	8,700	134,233
MMX Mineracao e Metalicos SA*	1,900	8,966
MRV Engenharia e Participacoes SA	2,800	28,914
Natura Cosmeticos SA	5,400	53,095
NET Servicos de Comunicacao SA (PRFC Shares)*	16,500	143,331
Perdigao SA	12,000	227,337
Petroleo Brasileiro SA	27,200	594,629
Petroleo Brasileiro SA (PRFC Shares)	121,900	2,213,918
Positivo Informatica SA	3,800	13,959
Randon Participacoes SA (PRFC Shares)	6,600	36,071
Redecard SA	27,300	340,013
Rossi Residencial SA	5,400	15,296
Sadia SA (PRFC Shares)	28,800	87,328
Souza Cruz SA	7,500	177,400

Suzano Papel e Celulose SA (PRFC Shares)	4,300	37,127
Tam SA (PRFC Shares)	2,700	50,370
Tele Norte Leste Participacoes SA	2,300	45,326
Tele Norte Leste Participacoes SA (PRFC Shares)	14,000	241,316
Telemar Norte Leste SA (PRFC A Shares)	3,800	115,843
Terna Participacoes SA	1,900	24,403
Tim Participacoes SA (PRFC Shares)	18,900	39,431
Totvs SA	1,900	44,931
Tractebel Energia SA	4,500	47,533
Ultrapar Participacoes SA (PRFC Shares)	5,700	146,806
Unibanco — Uniao de Bancos Brasileiros SA	33,600	335,488
Usinas Siderurgicas de Minas Gerais SA	1,300	26,193
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	7,800	165,272
Vivo Participacoes SA (PRFC Shares)*	39,500	161,703
Votorantim Celulose e Papel SA (PRFC Shares)	2,000	30,722
Weg SA	36,500	271,990

		15,302,323

Cayman Islands
Agile Property Holdings Ltd.	158,000	72,179

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA	90,800	144,662
Administradora de Fondos de Pensiones Provida SA, ADR	8,500	209,015
Banco de Chile	3,403,750	224,924
Banco de Chile, ADR	7,350	294,000
Banco Santander Chile	12,940,000	510,713
CAP SA	4,850	121,612
Centros Comerciales Sudamericanos SA	155,200	364,433
Cia Cervecerias Unidas SA, ADR	3,200	103,136
Cia de Telecomunicaciones de Chile SA, ADR	13,267	90,348
Cia General de Electricidad	38,850	200,457
Cia Sudamericana de Vapores SA	70,245	73,761
Colbun SA*	1,018,350	194,507
Distribucion y Servicio D&S SA, ADR	11,200	247,968
Embotelladora Andina SA, ADR (Class B Stock)	9,950	144,275
Empresa Nacional de Electricidad SA	118,750	175,217
Empresa Nacional de Electricidad SA, ADR	7,950	353,855
Empresa Nacional de Telecomunicaciones SA	15,150	188,158
Empresas CMPC SA	13,270	391,601
Empresas COPEC SA	63,050	707,722
Enersis SA	451,750	145,589
Enersis SA, ADR	19,000	310,080
Lan Airlines SA, ADR	16,150	184,110
Madeco SA, ADR(g)	44,800	365,568
Minera Valparaiso SA	3,281	83,161
Parque Arauco SA	181,800	131,689
SACI Falabella	155,100	541,916
Sociedad Quimica y Minera de Chile SA, ADR	19,300	486,553
Sonda SA	255,150	277,161
Vina Concha y Toro SA, ADR	4,800	169,008

		7,435,199

China — 6.5%
Air China Ltd. (Class H Stock)	78,000	35,250
Alibaba.com Ltd.*	33,000	30,616
Aluminum Corp. of China Ltd. (Class H Stock)	38,000	23,134
Angang Steel Co. Ltd. (Class H Stock)	106,000	98,308
Anhui Conch Cement Co. Ltd. (Class H Stock)*	34,000	129,869
Baidu.Com, Inc., ADR*	1,200	297,876
Bank of China Ltd. (Class H Stock)	896,000	347,223
Bank of Communications Co. Ltd. (Class H Stock)	173,000	157,561
Beijing Capital International Airport Co. Ltd. (Class H Stock)	72,000	59,470
Beijing Enterprises Holdings Ltd.	15,500	59,035
BOE Technology Group Co. Ltd. (Class B Stock)*	117,600	20,834
Chaoda Modern Agriculture Holdings Ltd.	198,000	167,228
China Agri-Industries Holdings Ltd.*	92,000	48,211
China Citic Bank (Class H Stock)	95,000	42,709
China Coal Energy Co. (Class H Stock)	153,000	161,751
China Communications Construction Co. Ltd. (Class H Stock)	187,000	164,174
China Construction Bank (Class H Shares)	833,000	555,833
China COSCO Holdings Co. Ltd. (Class H Stock)	146,000	133,097
China Dongxiang Group Co.	135,000	38,898
China Green Holdings Ltd.	48,000	38,691
China Hongxing Sports Ltd.	126,000	26,759
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	125,794
China Life Insurance Co. Ltd. (Class H Stock)	226,000	841,931
China Mengniu Dairy Co. Ltd.	105,000	108,934
China Merchants Bank Co. Ltd. (Class H Stock)	201,000	485,394
China Merchants Holdings International Co. Ltd.	58,000	186,048
China Mobile Ltd.	168,500	1,687,979
China National Building Material Co. Ltd.	76,000	87,725
China National Materials Co. Ltd. (Class H Stock)*	81,000	36,498
China Netcom Group Corp. Hong Kong Ltd.	69,000	152,797

China Oilfield Services Ltd. (Class H Stock)	128,000	118,593
China Overseas Land & Investment Ltd.	118,000	143,021
China Petroleum & Chemical Corp. (Class H Stock)	736,000	580,875
China Railway Construction Corp.*	108,200	142,865
China Railway Group Ltd. (Class H Stock)*	412,000	251,279
China Resources Enterprise	72,000	175,805
China Resources Land Ltd.	30,000	31,859
China Resources Power Holdings Co.	90,000	196,605
China Shenhua Energy Co. Ltd. (Class H Stock)	144,000	353,221
China Shipping Container Lines Co. Ltd. (Class H Stock)	134,000	23,060
China Shipping Development Co. Ltd. (Class H Stock)	68,000	89,270
China Southern Airlines Co. Ltd. (Class H Stock)*	132,000	25,820
China Telecom Corp. Ltd. (Class H Stock)	542,000	222,433
China Travel International Investment Hong Kong Ltd.	140,000	31,813
China Unicom Ltd.	106,000	159,463
China Vanke Co. Ltd. (Class B Stock)	269,760	189,758
China Yurun Food Group Ltd.	54,000	70,415
Chongqing Changan Automobile Co. Ltd. (Class B Stock)*	113,880	26,742
CITIC Pacific Ltd.	59,000	172,465
CNOOC Ltd.	495,000	556,081
COSCO Pacific Ltd.	34,000	39,022
Country Garden Holdings Co. Ltd.	74,000	23,511
Ctrip.com International Ltd., ADR	2,500	96,525
Datang International Power Generation Co. Ltd. (Class H Stock)	88,000	49,120
Denway Motors Ltd.	542,000	171,674
Dongfeng Motor Group Co. Ltd. (Class H Stock)	174,000	64,038
Focus Media Holding Ltd., ADR*	10,400	296,504
Global Bio-Chem Technology Group Co. Ltd.	140,000	45,282
Golden Eagle Retail Group Ltd.	74,000	60,491
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	22,400	20,569
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	16,000	18,864
Harbin Power Equipment Co. Ltd. (Class H Stock)	44,000	31,520
Huaneng Power International, Inc. (Class H Stock)	296,000	196,795
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,354,000	818,351
Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	133,600	94,455
Inner Mongolia Yitai Coal Co. (Class B Stock)	10,200	32,864
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	67,553
Jiangxi Copper Co. Ltd. (Class H Stock)	26,000	26,038
Kingboard Chemical Holdings Ltd.	44,500	151,945
Konka Group Co. Ltd. (Class B Stock)*	161,000	32,814
Lenovo Group Ltd.	294,000	126,841
Li Ning Co. Ltd.	83,500	146,488
Maanshan Iron & Steel (Class H Stock)	92,000	29,024
Netease.com, Inc., ADR*	2,800	63,840
Parkson Retail Group Ltd.	61,000	67,657
PetroChina Co. Ltd. (Class H Stock)	568,000	589,638
PICC Property & Casualty Co. Ltd. (Class H Stock)*	66,000	26,887
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	35,000	204,959
Ports Design Ltd.	20,000	36,631
Semiconductor Manufacturing International Corp.*	756,000	22,879
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	60,400	36,949
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	66,043
Shanghai Electric Group Co. Ltd. (Class H Stock)*	108,000	32,925
Shanghai Haixin Group Co. (Class B Stock)*	108,000	31,536
Shanghai Industrial Holdings Ltd.	62,000	141,724
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	25,922
Shanghai Zhenhua Port Machinery Co. (Class B Stock)	144,700	133,413
Shimao Property Holdings Ltd.	32,000	18,455
Sina Corp.*	2,000	70,400
Sohu.com, Inc.*	1,000	55,750
Suntech Power Holdings Co. Ltd., ADR*	5,500	197,285
Tencent Holdings Ltd.	32,000	233,899
Tingyi Cayman Islands Holding Corp.	188,000	219,635
Tsingtao Brewery Co. Ltd. (Class H Stock)	34,000	61,460
Want Want China Holdings Ltd.	530,400	193,657
Yangzijiang Shipbuilding Holdings Ltd.	113,000	39,849
Yantai Changyu Pioneer Wine Co. (Class B Stock)	9,100	40,529
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	112,000	115,489
Zijin Mining Group Co. Ltd. (Class H Stock)	70,000	35,397
ZTE Corp. (Class H Stock)	39,200	148,483

		15,462,649

Colombia — 0.5%
BanColombia SA (PRFC Shares)	6,200	45,260
Ecopetrol SA	317,900	372,497
Grupo Aval Acciones y Valores	187,500	44,968
Grupo Nacional de Chocolates SA	33,100	236,186

Interconexion Electrica SA	65,300	230,588
Inversiones Argos SA	18,400	84,895
Suramericana de Inversiones SA	8,200	63,980

		1,078,374

Croatia — 0.8%
Adris Grupa dd (PRFC Shares)	5,205	320,792
Atlantska Plovidba dd	985	362,739
Dalekovod dd	970	140,659
Ericsson Nikola Tesla	315	116,017
INA Industrija Nafte dd	970	531,377
Institut Gradevinarstva Hrvatske dd	60	99,783
Koncar-Elektroindustrija dd*	455	48,176
Petrokemija dd*	975	43,302
Privredna Banka Zagreb dd*	660	93,947
VIRO Tvornica Secera	435	66,779

		1,823,571

Czech Republic — 2.8%
CEZ A/S	52,600	3,268,022
ECM Real Estate Investments AG*	1,200	21,351
Komercni Banka A/S	6,300	1,423,492
Pegas Nonwovens SA	3,800	68,707
Philip Morris CR A/S	200	61,665
Telefonica O2 Czech Republic A/S	26,400	623,217
Unipetrol	34,800	378,209
Zentiva NV	14,200	928,488

		6,773,151

Egypt — 1.6%
Alexandria Mineral Oils Co.	4,500	51,577
Arab Cotton Ginning	60,900	78,323
Commercial International Bank	36,050	261,405
Delta Sugar Co.	11,600	43,871
Egyptian Co. for Mobile Services	1,450	28,057
Egyptian Financial & Industrial Co.*	19,840	181,747
Egyptian Financial Group-Hermes Holding	37,750	231,628
Egyptian for Tourism Resorts	403,438	211,552
Egyptian International Pharmaceutical Industrial Co.(g)	14,300	64,984
Egyptian Kuwaiti Holding Co.	99,175	228,103
Egyptian Media Production City*	122,700	158,134
El Ezz Aldekhela Steel Alexandria	980	238,788
El Ezz Steel Co.	27,600	92,568
ElSwedy Cables Holding Co.*	2,750	50,281
Medinet Nasr Housing	17,100	93,912
Olympic Group Financial Investments	7,300	48,083
Orascom Construction Industries	13,200	759,238
Orascom Telecom Holding SAE	74,400	540,148
Sidi Kerir Petrochemcials Co.	51,800	146,281
Six of October Development & Investment*	1,700	32,208
South Valley Cement*	51,380	92,033
Talaat Moustafa Group*	31,400	32,478
Telecom Egypt	68,450	184,081

		3,849,480

El Salvador — 0.1%
Luka Koper	1,620	99,522
Petrol	144	87,172
SAVA	240	108,656

		295,350

Estonia — 0.9%
Baltika A/S*	14,400	36,216
Eesti Telekom A/S	58,700	521,883
Jarvevana A/S*(g)	31,100	9,181
Merko Ehitus A/S*(g)	31,100	262,695
Olympic Entertainment Group A/S	118,400	255,698
Tallink Group Ltd. A/S*(g)	983,700	686,787
Tallinna Kaubamaja A/S	40,228	283,000
Tallinna Vesi A/S (Class A Stock)	12,500	182,774

		2,238,234

Hungary — 3.1%
Egis Gyogyszergyar Nyrt	2,550	168,648
Fotex PLC*	13,750	43,337
Magyar Telekom Telecommunications PLC	336,700	1,579,243
MOL Hungarian Oil and Gas Nyrt	17,610	1,610,192
OTP Bank Nyrt*	76,480	2,767,762
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	6,850	49,163
Richter Gedeon Nyrt	7,060	1,292,299

		7,510,644

India — 2.2%
ABB Ltd.*	9,590	163,581
GAIL India Ltd., GDR	4,170	231,852
Grasim Industries Ltd., GDR*	2,230	185,090
Hindalco Industries Ltd., GDR, 144A (CHIX)	5,849	13,453
Hindalco Industries Ltd., GDR, 144A (XLUX)	37,400	78,241
ICICI Bank Ltd., ADR	27,380	643,978
Infosys Technologies Ltd., ADR	21,980	732,154
ITC Ltd., GDR	125,980	485,023
Larsen & Toubro Ltd., GDR	10,731	556,939
Mahindra & Mahindra Ltd., GDR	10,730	119,103
Ranbaxy Laboratories Ltd., GDR	14,830	80,824
Reliance Industries Ltd., GDR, 144A (CHIX)	10,975	896,657
Reliance Industries Ltd., GDR, 144A* (XLUX)	3,045	252,774
Satyam Computer Services Ltd., ADR	13,080	211,242
State Bank of India Ltd., GDR	7,170	446,810
Tata Motors Ltd., ADR	11,490	88,013
Wipro Ltd., ADR	19,910	193,525

		5,379,259

Indonesia — 3.2%
AKR Corporindo Tbk PT	496,000	65,584
Aneka Tambang Tbk PT	172,500	26,215
Astra Agro Lestari Tbk PT	95,500	129,443
Astra International Tbk PT	384,000	684,964
Bakrie and Brothers Tbk PT*	29,669,500	761,407
Bakrie Sumatera Plantations Tbk PT	1,568,500	116,244

Bank Central Asia Tbk PT	2,042,000	672,595
Bank Danamon Indonesia Tbk PT	94,500	48,181
Bank Mandiri Persero Tbk PT	1,153,500	319,725
Bank Niaga Tbk PT(g)	820,500	62,316
Bank Pan Indonesia Tbk PT*	1,476,000	116,927
Bank Rakyat Indonesia	650,000	367,246
Barito Pacific Tbk PT*	232,000	23,897
Berlian Laju Tanker Tbk PT	285,000	39,845
Bumi Resources Tbk PT	2,197,000	730,654
Energi Mega Persada Tbk PT*	559,500	30,485
Indah Kiat Pulp And Paper Corp. Tbk PT*	567,000	93,604
Indocement Tunggal Prakarsa Tbk PT	135,000	84,431
Indofood Sukses Makmur Tbk PT	1,200,000	246,188
Indosat Tbk PT	552,000	353,055
International Nickel Indonesia Tbk PT	471,000	150,914
Kalbe Farma Tbk PT	2,472,500	168,452
Kawasan Industri Jababeka Tbk PT*	5,032,000	48,457
Lippo Karawaci Tbk PT	999,000	73,841
Medco Energi Internasional Tbk PT*	461,000	174,865
Perusahaan Gas Negara PT	1,653,000	374,549
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	240,000	88,938
Semen Gresik Persero Tbk PT	130,000	46,427
Tambang Batubara Bukit Asam Tbk PT	164,500	161,243
Telekomunikasi Indonesia Tbk PT	1,081,000	807,432
Unilever Indonesia Tbk PT	120,000	94,832
United Tractors Tbk PT	452,500	446,171

		7,609,127

Israel — 3.4%
Alvarion Ltd.*	10,500	65,526
Bank Hapoalim BM	134,370	404,734
Bank Leumi Le-Israel BM	216,395	753,552
Bezeq Israeli Telecommunication Corp. Ltd.	174,450	309,195
Cellcom Israel Ltd.	5,510	165,631
Check Point Software Technologies Ltd.*	18,745	426,261
Clal Insurance Enterprise Holdings Ltd.	3,420	46,077
Delek Group Ltd.	400	33,057
Discount Investment Corp.	2,400	43,673
Elbit Systems Ltd.	4,135	215,452
Gazit Globe Ltd.	6,250	48,864
Harel Insurance Investments & Finances Ltd.	1,220	49,667
IDB Development Corp. Ltd.	2,300	32,124
Israel Chemicals Ltd.	75,055	1,078,692
Israel Corp. Ltd., (The)	320	243,224
Israel Discount Bank Ltd. (Class A Stock)*	98,975	145,484
Koor Industries Ltd.	1,020	41,501
Makhteshim-Agan Industries Ltd.	35,025	223,180
Mizrahi Tefahot Bank Ltd.	27,440	168,495
Nice Systems Ltd.*	10,075	276,711
Ormat Industries Ltd.	17,620	195,056
Osem Investment Ltd.	11,990	157,247
Partner Communications Co.	14,345	270,862
Shufersal Ltd.	14,320	68,856
Teva Pharmaceutical Industries Ltd., ADR	57,625	2,638,649

		8,101,770

Jordan — 0.9%
Arab Bank	47,835	1,327,268
Arab Potash Co.	4,583	342,475
Dar Al Dawa Development & Investment Co. Ltd.	10,200	60,322
Jordan Petroleum Refinery Co.	2,880	46,950
Jordanian Electric Power Co.	38,186	264,632
Middle East Complex For Engineering Electric and Heavy Industries PLC*	14,500	58,327
Tameer Jordan Holdings PSC*	20,600	52,627
United Arab Investors*	20,300	71,630

		2,224,231

Kenya — 0.9%
Bamburi Cement Co. Ltd.(g)	36,000	91,062
Barclays Bank of Kenya Ltd.	141,500	114,365
CMC Holdings Ltd.	230,000	59,868
East African Breweries Ltd.	135,000	308,416
Equity Bank Ltd.	111,500	310,693
Kenya Airways Ltd.(g)	328,600	194,885
Kenya Commercial Bank Ltd.	623,500	218,762
Kenya Electricity Generating Co. Ltd.	295,000	81,855
Kenya Oil Co. Ltd.(g)	558,100	674,945
Mumias Sugar Co. Ltd.	235,000	27,050
Standard Chartered Bank Kenya Ltd.	22,000	55,171

		2,137,072

Korea — 0.1%
Hanmi Pharm Co. Ltd.	1,170	115,295
Hanwha Chem Corp.	12,780	118,455
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	123,686

		357,436

Kuwait — 0.6%
Global Investment House KSCC	20,000	57,472
Kuwait Finance House	29,000	230,349
Kuwait Investment Projects Co. Holdings	35,000	134,037
Mobile Telecommunications Co.	42,500	231,086
National Bank of Kuwait	57,500	387,786
National Industries Group Holding	82,500	278,203

		1,318,933

Latvia
Latvian Shipping Co.*	35,821	54,423

Lithuania — 0.2%
Grindeks*(g)	6,390	61,788
Lietuvos Dujos(g)	66,290	55,210
Lifosa PVA*	10,920	220,211
TEO LT AB	133,000	97,787
uingSanitas(g)	5,600	49,835

Ukio Bankas	45,600	29,281

		514,112

Luxembourg — 0.1%
HDFC Bank Ltd., ADR	3,160	268,442

Malaysia — 3.5%
AirAsia Bhd*	180,000	65,465
Alliance Financial Group Bhd	67,500	49,046
AMMB Holdings Bhd	217,500	188,597
Asiatic Development Bhd	24,500	33,034
Astro All Asia Networks PLC	58,300	51,422
Batu Kawan Bhd	70,200	154,010
Berjaya Corp. Bhd	188,300	35,127
Berjaya Sports Toto Bhd	144,500	188,985
British American Tobacco Malaysia Bhd	11,200	135,333
Bumiputra-Commerce Holdings Bhd	205,200	459,026
Bursa Malaysia Bhd	120,600	225,299
Dialog Group Bhd	130,700	39,172
Digi.Com Bhd	38,200	249,404
Gamuda Bhd	282,500	176,426
Genting Bhd	241,800	373,323
Hong Leong Bank Bhd	32,600	53,557
IGB Corp. Bhd	109,000	44,124
IJM Corp. Bhd*	132,300	182,329
IOI Corp. Bhd	271,100	334,120
Kencana Petroleum Bhd*	103,600	44,056
KNM Group Bhd	544,100	201,595
Kuala Lumpur Kepong Bhd	55,000	154,335
Kulim Malaysia Bhd	26,600	42,865
Lafarge Malayan Cement Bhd	49,600	53,377
Lion Industries Corp. Bhd	300,000	110,503
Malayan Banking Bhd	200,800	399,382
Malaysian Airline System Bhd	68,600	69,122
Malaysian Bulk Carriers Bhd	53,000	47,395
Malaysian Resources Corp. Bhd	123,000	27,040
MISC Bhd	35,300	89,091
MMC Corp. Bhd	255,800	164,559
Parkson Holdings Bhd	30,100	33,652
Petra Perdana Bhd	48,400	40,202
Petronas Dagangan Bhd	68,000	129,896
Petronas Gas Bhd	20,300	58,745
PLUS Expressways Bhd	104,400	82,102
PPB Group Bhd	78,600	196,455
Public Bank Bhd	173,700	507,468
Resorts World Bhd	298,600	222,442
RHB Capital Bhd	41,000	47,981
SapuraCrest Petroleum Bhd	137,700	51,125
Sarawak Energy Bhd	79,500	55,072
Sime Darby Bhd	500,900	968,292
SP Setia Bhd	49,700	45,126
Ta Ann Holdings Bhd	26,600	36,540
Tanjong PLC	12,500	47,814
Telekom Malaysia Bhd	201,600	193,561
Tenaga Nasional Bhd	136,100	271,481
TM International Bhd*	113,100	185,220
UEM World Bhd*	231,200	161,301
UMW Holdings Bhd	31,100	52,661
Wah Seong Corp. Bhd	99,600	36,441
WCT Berhad	62,200	47,298
WTK Holdings Bhd	77,700	36,238
YTL Corp. Bhd	103,900	190,214
YTL Power International Bhd	367,258	189,553
Zelan Bhd	72,800	30,137

		8,358,136

Mauritius — 0.8%
Mauritius Commercial Bank	110,000	606,982
Mauritius Development Invest Trust(g)	300,000	52,784
Naiade Resorts Ltd.	15,400	27,402
New Mauritius Hotels Ltd.(g)	160,037	739,649
Rogers & Co. Ltd.(g)	7,500	93,251
State Bank of Mauritius Ltd.	83,000	209,567
Sun Resorts Ltd. (Class A Stock)(g)	50,000	124,668

		1,854,303

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)	61,800	278,019
America Movil SAB de CV (Class L Stock)	1,792,900	4,157,449
Axtel SAB de CV*	34,700	31,729
Banco Compartamos SA de CV	69,300	196,434
Carso Global Telecom SAB de CV*	33,700	172,560
Carso Infraestructura y Construccion SAB de CV*	95,700	74,379
Cemex SAB de CV*	891,300	1,540,307
Coca-Cola Femsa SAB de CV (Class L Stock)	37,600	191,154
Consorcio ARA SAB de CV	59,500	33,187
Controladora Comercial Mexicana SAB de CV	22,400	51,717
Corp. GEO SAB de CV (Class B Stock)*	61,800	145,508
Desarrolladora Homex SAB de CV*	22,600	167,818
Empresas ICA SAB de CV*	152,400	443,133
Fomento Economico Mexicano SAB de CV	144,000	550,772
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	15,500	39,344
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	11,500	56,509
Grupo Bimbo SAB de CV (Class A Stock)	49,200	309,510
Grupo Carso SAB de CV (Class A Stock)	126,500	483,491
Grupo Elektra SAB de CV (Class A Stock)	6,300	218,900
Grupo Financiero Banorte SAB de CV (Class O Stock)	317,100	1,011,913
Grupo Financiero Inbursa SAB de CV (Class O Stock)	187,100	643,255
Grupo Mexico SAB de CV (Class B Stock)	422,294	444,052
Grupo Modelo SAB de CV (Class C Stock)	59,000	250,857
Grupo Simec SAB de CV (Class B Stock)*	6,000	17,556
Grupo Televisa SA	119,700	526,783
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	125,500	128,524
Industrias CH SAB de CV (Class B Stock)*	43,200	159,583
Industrias Penoles SAB de CV	10,300	125,636

Kimberly-Clark de Mexico SAB de CV (Class A Stock)	14,300	62,109
Mexichem SAB de CV	100,200	182,323
Organizacion Soriana SAB de CV (Class B Stock)*	19,200	57,759
Promotora y Operadora de Infraestructura SAB de CV*	27,800	53,381
Telefonos de Mexico SAB de CV	569,200	728,643
Telmex Internacional SAB de CV (Class L Stock)	297,000	195,529
TV Azteca SAB de CV	104,200	65,456
Urbi Desarrollos Urbanos SAB de CV*	19,600	45,754
Wal-Mart de Mexico SAB de CV (Class V Stock)	210,500	737,178

		14,578,211

Morocco — 1.6%
Attijariwafa Bank	14,900	528,064
Banque Centrale Populaire	310	97,263
Banque Marocaine du Commerce et de l’Industrie	425	49,127
Banque Marocaine du Commerce Exterieur	16,100	584,880
Ciments du Maroc	875	176,358
Compagnie Generale Immobiliere	540	133,164
Credit Immobilier et Hotelier	1,561	101,787
Douja Promotion Groupe Addoha SA	13,200	261,367
Holcim Maroc SA(g)	565	155,766
Lafarge Ciments	860	197,392
Maroc Telecom	33,394	735,907
ONA SA	2,950	541,427
Samir	500	43,085
Societe Nationale d’Investissement	473	105,063
Sonasid	200	89,323

		3,799,973

Netherlands — 0.3%
New World Resources NV	54,250	681,364

Nigeria — 1.0%
Access Bank PLC	1,574,800	155,719
Afribank Nigeria PLC	473,732	87,686
Ashaka Cement PLC*	474,718	121,086
Dangote Sugar Refinery PLC	356,300	68,282
Diamond Bank PLC	468,600	45,858
Ecobank Transnational, Inc.	609,467	210,384
First Bank of Nigeria PLC	1,063,500	251,012
First City Monument Bank PLC	451,000	42,755
Flour Mills Nigeria PLC	95,700	52,864
Guaranty Trust Bank PLC	653,325	118,650
Guinness Nigeria PLC(g)	133,500	132,280
Intercontinental Bank PLC(g)	800,900	168,399
Lafarge Cement WAPCO Nigeria PLC	112,000	35,232
Mobil Nigeria PLC(g)	31,000	92,814
Oando PLC	140,200	194,908
Oceanic Bank International PLC	564,700	96,169
UAC of Nigeria PLC	201,400	81,766
Unilever Nigeria PLC*	349,300	64,862
Union Bank Nigeria PLC	211,400	75,490
United Bank for Africa PLC	496,000	107,327
Zenith Bank Ltd.*	502,500	156,627

		2,360,170

Oman — 0.5%
Al Maha Petroleum Products Marketing Co. LLC	3,000	124,675
Bank Dhofar SAOG	76,829	112,096
Dhofar International Development	37,400	51,285
National Bank of Oman Ltd.	56,037	77,886
Oman Cement Co.	36,544	51,256
Oman Flour Mills	6,440	63,564
Oman International Bank	17,090	159,758
Oman Telecommunications Co.	35,177	180,362
Ominvest(g)	49,000	95,582
Raysut Cement Co.	22,338	123,807
Renaissance Services SAOG	59,070	191,361

		1,231,632

Pakistan — 0.9%
Adamjee Insurance Co. Ltd.(g)	48,500	117,714
Arif Habib Securities Ltd.	43,750	41,312
Azgard Nine Ltd.(g)	367,500	143,384
Bank Alfalah Ltd.(g)	209,500	83,666
EFU General Insurance Ltd.(g)	14,500	30,256
Fauji Fertilizer Co. Ltd.	42,500	54,281
HUB Power Co.(g)	580,500	159,202
Lucky Cement Ltd.*(g)	94,500	69,767
MCB Bank Ltd.	127,800	385,033
National Bank of Pakistan	38,500	45,767
Nishat Mills Ltd.*	65,000	38,800
Oil & Gas Development Co. Ltd.(g)	183,000	220,750
Pakistan Oilfields Ltd.(g)	46,500	144,700
Pakistan Petroleum Ltd.(g)	62,150	153,806
Pakistan State Oil Co. Ltd.	13,000	46,516
Pakistan Telecommunication Co. Ltd.(g)	506,000	204,270
SUI Southern Gas Co. Ltd.(g)	205,000	59,470
United Bank Ltd.(g)	108,800	94,896

		2,093,590

Peru — 1.5%
Alicorp SA(g)	386,900	275,013
Cia de Minas Buenaventura SA, ADR	17,470	410,196
Cia Minera Milpo SA	103,752	250,466
Credicorp Ltd.	10,850	650,783
Edegel SA	468,930	249,991
Enersur SA	37,500	159,053
Ferreyros SA(g)	311,467	328,959
Grana y Montero SA	41,719	50,776
Minsur SA	82,000	157,814
Sociedad Minera Cerro Verde SA	3,840	73,728
Sociedad Minera el Brocal SA	15,900	159,933
Southern Copper Corp.	32,590	621,817
Volcan Cia Minera SA (Class B Stock)	195,521	150,779

		3,539,308

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.(g)	2,871,000	434,502
Alliance Global Group, Inc.*	2,698,000	203,108
Atlas Consolidated Mining & Development*	351,000	79,787
Ayala Corp.	43,500	275,501

Ayala Land, Inc.	605,600	121,947
Banco de Oro Unibank, Inc.	168,100	139,755
Bank of the Philippine Islands	237,280	234,275
DMCI Holdings, Inc.	400,000	32,259
Globe Telecom, Inc.	2,350	51,907
Holcim Philippines, Inc.	800,000	101,142
International Container Term Services, Inc.	137,000	76,351
Jollibee Foods Corp.	215,000	233,179
Manila Electric Co.	176,000	227,677
Manila Water Co., Inc.	152,000	54,267
Metropolitan Bank & Trust	138,500	100,676
Philex Mining Corp.	991,000	154,860
Philippine Long Distance Telephone Co.	11,910	685,616
PNOC Energy Development Corp.	3,661,000	318,877
San Miguel Corp. (Class B Stock)	70,000	87,648
SM Investments Corp.	42,340	237,250
SM Prime Holdings, Inc.	371,000	66,782
Universal Robina Corp.	463,000	94,236

		4,011,602

Poland — 3.2%
Agora SA	17,500	200,351
Amrest Holdings NV*	1,900	45,962
Asseco Poland SA	8,100	210,566
Bank Handlowy w Warszawie SA	1,700	45,094
Bank Millennium SA	18,600	49,243
Bank Pekao SA	12,700	916,691
Bank Zachodni WBK SA	3,200	206,055
BRE Bank SA*	1,300	171,483
Budimex SA*	5,600	168,439
Cersanit Krasnystaw SA*	13,400	92,978
Ciech SA	1,800	38,751
Cinema City International NV*	5,700	48,628
Cyfrowy Polsat SA	22,600	134,025
Echo Investment SA*	21,800	37,076
Elektrobudowa SA	700	59,074
Eurocash SA	11,900	50,952
Globe Trade Centre SA*	18,000	165,387
Grupa Lotos SA*	4,300	48,552
Ing Bank Slaski SA	300	64,520
KGHM Polska Miedz SA	14,200	300,777
LPP SA*	200	126,675
Mostostal Zabrze SA*	66,400	158,623
Mostostal-Warszawa SA*	2,500	53,722
Multimedia Polska SA	18,000	54,260
Netia SA*	117,200	128,940
Orbis SA	6,700	149,767
PBG SA*	2,300	222,902
Polimex Mostostal SA	118,700	225,471
Polnord SA*	1,500	32,286
Polska Grupa Farmaceutyczna SA*	5,300	85,672
Polski Koncern Naftowy Orlen SA	37,900	547,194
Polskie Gornictwo Naftowe I Gazownictwo SA	132,500	182,734
Powszechna Kasa Oszczednosci Bank Polski SA	52,200	956,718
Telekomunikacja Polska SA	121,800	1,161,781
TVN SA	44,900	337,741
Vistula & Wolczanka SA*	17,800	31,100
Zaklad Przetworstwa Hutniczego Stalprodukt SA	600	135,449
Zaklady Azotowe Pulawy SA	1,000	31,884

		7,677,523

Romania — 0.6%
Antibiotice IASI	128,000	48,579
Banca Transilvania*(g)	361,900	35,589
Biofarm Bucuresti*	1,984,800	114,068
BRD-Groupe Societe Generale	157,600	689,803
Impact Developer & Contractor SA*	2,249,300	79,284
Rompetrol Rafinare SA*	2,840,000	43,501
SNP Petrom SA	2,348,000	284,763
Transelectrica SA	25,000	164,021

		1,459,608

Russia — 6.1%
Aeroflot — Russian International Airlines	67,000	164,799
AvtoVAZ	220,000	100,558
Central Telecommunication Co.	97,750	28,555
Comstar United Telesystems OJSC, GDR	23,500	117,500
CTC Media, Inc.*	23,200	348,000
Evraz Group SA, GDR(g)	2,500	94,500
Gazprom OAO, GDR	48,700	1,526,745
Gazprom OAO, ADR	87,670	2,713,386
Gazpromneft OAO, ADR	2,200	33,000
Irkutskenergo OJSC	284,000	153,758
Kamaz*	63,900	146,596
Lebedyansky JSC*(g)	900	75,150
LUKOIL, ADR (CHIX)	13,900	817,320
LUKOIL, ADR	7,000	409,500
Magnitogorsk Iron & Steel Works, GDR	3,700	28,675
Mechel OAO, ADR	5,900	105,964
MMC Norilsk Nickel, ADR (OOTC)	6,800	92,888
MMC Norilsk Nickel, ADR (RTSX)	34,500	455,400
Mobile Telesystems OJSC	105,370	913,558
Mosenergo OAO*	650,000	38,226
Mosenergo OAO, ADR*	3,800	17,100
North-West Telecom	56,500	33,010
NovaTek OAO (Class S Stock)	33,600	153,107
NovaTek OAO, GDR	2,700	120,150
Novolipetsk Steel OJSC, GDR	5,800	107,706
OGK-3 OJSC	684,200	21,614
PIK Group, GDR	11,400	59,280
Raspadskaya (Class S Stock)	17,500	71,750
RBC Information Systems*	28,600	131,560
Rosneft Oil Co., GDR	112,400	755,328
Rostelecom, ADR	6,000	261,240
Sberbank (Class S Stock)	747,770	1,151,566
Sberbank (PRFC Shares)	186,000	179,669
Sberbank, GDR	2,720	418,880
Seventh Continent*	5,600	148,319
Severstal	10,500	107,100
Severstal-Avto	4,400	132,000
Sibirtelecom	726,250	21,497
Sistema JSFC	385,250	249,091
Surgutneftegaz, ADR	48,000	254,400
Surgutneftegaz, ADR (OOTC)	39,000	202,020
Surgutneftegaz (PRFC Shares)	138,300	36,649
Tatneft, GDR	2,600	184,080
TGK-5*	90,278,000	22,570

TMK OAO, GDR	1,900	47,310
Transneft (PRFC Shares)	50	35,000
Uralsvyazinform	1,400,000	24,080
Vimpel-Communications, ADR	32,920	668,276
VolgaTelecom	14,300	22,165
VTB Bank OJSC(g)	69,000,000	133,170
VTB Bank OJSC, GDR	45,000	180,000
X 5 Retail Group NV, GDR*	15,600	329,940

		14,643,705

Slovenia — 0.6%
Gorenje Velenje	5,400	191,816
Krka dd Novo mesto	9,060	964,913
Telekom Slovenije dd	1,330	374,126

		1,530,855

South Africa — 6.8%
ABSA Group Ltd.	19,500	258,449
Adcock Ingram Holdings Ltd.*	18,000	73,225
Aeci Ltd.	8,200	61,228
African Bank Investments Ltd.	66,700	205,980
African Rainbow Minerals Ltd.	1,900	36,500
Allied Electronics Corp. Ltd.	13,200	52,148
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	190,160
Anglo Platinum Ltd.	4,500	410,343
AngloGold Ashanti Ltd.	14,458	335,882
ArcelorMittal South Africa Ltd.	13,500	272,433
Aspen Pharmacare Holdings Ltd.*	28,000	145,304
Aveng Ltd.	65,200	497,918
AVI Ltd.	33,700	61,283
Barloworld Ltd.	40,100	314,206
Bidvest Group Ltd.	47,400	606,513
DataTec Ltd.*	24,000	74,494
Discovery Holdings Ltd.	20,000	52,373
Exxaro Resources Ltd.	4,000	41,946
FirstRand Ltd.	191,000	393,293
Foschini Ltd.	13,800	66,847
Gold Fields Ltd.	38,800	374,438
Grindrod Ltd.	19,400	42,363
Group Five Ltd.	11,200	77,674
Growthpoint Properties Ltd.	62,100	103,168
Harmony Gold Mining Co. Ltd.*	22,100	216,362
Impala Platinum Holdings Ltd.	39,000	796,161
Imperial Holdings Ltd.	6,300	45,247
Investec Ltd.	8,800	51,489
JD Group Ltd.	14,100	51,606
JSE Ltd.	7,400	48,842
Kumba Iron Ore Ltd.	7,300	170,272
Liberty Group Ltd.	6,600	54,126
Massmart Holdings Ltd.	26,800	245,345
Medi-Clinic Corp. Ltd.	25,400	55,891
Metorex Ltd.*	21,200	33,762
Metropolitan Holdings Ltd.	37,200	50,186
Mr. Price Group Ltd.	34,700	94,523
MTN Group Ltd.	187,300	2,642,894
Murray & Roberts Holdings Ltd.	45,100	529,713
Mvelaphanda Group Ltd.	62,000	42,107
Mvelaphanda Resources Ltd.*	8,200	41,429
Nampak Ltd.	30,100	51,388
Naspers Ltd. (Class N Stock)	35,300	697,223
Nedbank Group Ltd.	18,800	238,044
Netcare Ltd.*	233,900	235,450
New Clicks Holdings Ltd.	35,800	68,123
Northam Platinum Ltd.	7,500	41,349
Pick’n Pay Holdings Ltd.	44,800	68,883
Pick’n Pay Stores Ltd.	16,900	61,007
Pretoria Portland Cement Co. Ltd.	10,800	41,185
Raubex Group Ltd.	12,300	46,029
Remgro Ltd.	23,700	548,468
Reunert Ltd.	36,100	254,279
RMB Holdings Ltd.	44,200	141,721
Sanlam Ltd.	140,600	302,675
Santam Ltd.	6,300	68,179
Sappi Ltd.	12,100	118,740
Sasol Ltd.	27,200	1,160,915
Shoprite Holdings Ltd.	40,700	231,426
Spar Group Ltd. (The)	15,400	94,962
Standard Bank Group Ltd.	70,700	812,626
Steinhoff International Holdings Ltd.	134,800	258,978
Sun International Ltd.	4,600	50,687
Telkom SA Ltd.	26,100	333,949
Tiger Brands Ltd.	12,300	206,041
Tongaat Hulett Ltd.	5,400	47,013
Truworths International Ltd.	30,100	107,175
Wilson Bayly Holmes-Ovcon Ltd.	7,400	131,086
Woolworths Holdings Ltd.	41,600	59,452

		16,395,176

South Korea — 6.5%
Amorepacific Corp.	100	54,071
Asiana Airlines	10,280	38,609
Cheil Industries, Inc.	4,200	184,499
CJ CheilJedang Corp.*	250	40,650
Daegu Bank	4,050	36,173
Daelim Industrial Co. Ltd.	500	31,063
Daewoo Securities Co. Ltd.	12,740	187,715
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,450	137,571
DC Chemical Co. Ltd.	710	195,212
Dongkuk Steel Mill Co. Ltd.	1,410	43,544
Doosan Corp.*	380	38,238
Doosan Heavy Industries and Construction Co. Ltd.	2,280	170,303
Doosan Infracore Co. Ltd.	1,950	32,033
GS Engineering & Construction Corp.	2,050	165,551
GS Holdings Corp.	1,600	41,157
Hana Financial Group, Inc.	9,730	228,824
Hanarotelecom, Inc.*	9,070	48,150
Hanjin Heavy Industries & Construction Co. Ltd.	1,120	33,545
Hanjin Shipping Co. Ltd.	6,170	143,647
Hankook Tire Co. Ltd.	4,260	59,774
Hanwha Corp.	1,430	54,565
Hite Brewery Co. Ltd.*	243	44,312
Hite Holdings Co. Ltd.	307	7,374
Honam Petrochemical Corp.	680	39,189
Hynix Semiconductor, Inc.*	13,300	220,388
Hyosung Corp.	1,020	54,021
Hyundai Department Store Co. Ltd.	640	49,765
Hyundai Development Co.	1,030	38,474
Hyundai Engineering & Construction Co. Ltd.	3,190	191,353
Hyundai Heavy Industries	1,320	305,585
Hyundai Merchant Marine Co. Ltd.	5,600	180,485
Hyundai Mipo Dockyard	300	43,935
Hyundai Mobis	3,100	240,127

Hyundai Motor Co.	7,830	489,997
Hyundai Motor Co. (PRFC Shares)	1,800	38,846
Hyundai Securities Co.	4,370	44,298
Hyundai Steel Co.	3,420	171,585
Kangwon Land, Inc.	10,030	122,496
KCC Corp.	150	46,790
Kia Motors Corp.*	5,630	70,417
Kookmin Bank	14,250	636,756
Korea Electric Power Corp.	19,810	498,529
Korea Exchange Bank	15,660	145,438
Korea Express Co. Ltd.*	2,340	189,554
Korea Gas Corp.	3,100	178,631
Korea Investment Holdings Co. Ltd.	1,190	32,551
Korea Line Corp.	320	41,776
Korea Zinc Co. Ltd.	540	43,677
Korean Air Lines Co. Ltd.	5,000	159,152
KT Corp.	11,650	402,274
KT Freetel Co. Ltd.*	7,330	181,648
KT&G Corp.	4,430	330,642
LG Chem Ltd.	2,780	218,122
LG Corp.	3,480	181,209
LG Dacom Corp.	3,630	64,476
LG Display Co. Ltd.	6,360	161,989
LG Electronics, Inc.	4,030	372,891
LG Household & Health Care Ltd.	310	51,843
LG Telecom Ltd.	7,120	59,415
Lotte Shopping Co. Ltd.	660	150,152
LS Corp.	700	47,438
Macquarie Korea Infrastructure Fund	10,110	46,908
MegaStudy Co. Ltd.	180	27,416
NHN Corp.*	1,550	198,822
POSCO	3,450	1,294,231
Pusan Bank	4,000	36,133
S-Oil Corp.	3,280	188,929
Samsung C&T Corp.	4,660	206,526
Samsung Card Co.	1,120	38,205
Samsung Electro-Mechanics Co. Ltd.	1,240	39,552
Samsung Electronics Co. Ltd.	3,470	1,590,141
Samsung Electronics Co. Ltd. (PRFC Shares)	770	242,811
Samsung Engineering Co. Ltd.	760	47,337
Samsung Fine Chemicals Co. Ltd.	1,050	47,073
Samsung Fire & Marine Insurance Co. Ltd.	1,810	316,852
Samsung Heavy Industries Co. Ltd.	6,030	160,563
Samsung SDI Co. Ltd.*	850	62,095
Samsung Securities Co. Ltd.	3,150	199,175
Samsung Techwin Co. Ltd.	1,100	24,401
Shinhan Financial Group Co. Ltd.	16,080	575,304
Shinsegae Co. Ltd.	690	325,667
SK Chemicals Co. Ltd.	1,320	36,766
SK Energy Co. Ltd.	3,240	245,487
SK Holdings Co. Ltd.	1,710	159,229
SK Telecom Co. Ltd.	2,950	504,961
STX Pan Ocean Co. Ltd.	28,000	38,948
STX Shipbuilding Co. Ltd.	2,000	38,969
Tong Yang Securities, Inc.	3,690	27,028
Woongjin Coway Co. Ltd.	2,060	51,998
Woori Finance Holdings Co. Ltd.	13,390	137,472
Woori Investment & Securities Co. Ltd.	2,980	46,644
Yuhan Corp.	290	52,011

		15,520,148

Taiwan — 6.3%
Acer, Inc.	107,465	182,981
Advanced Semiconductor Engineering, Inc.	240,767	122,708
Altek Corp.	117,670	123,980
Ambassador Hotel (The)	38,000	41,835
Asia Cement Corp.	150,520	133,906
Asia Optical Co., Inc.	26,260	35,646
Asustek Computer, Inc.	151,757	300,348
AU Optronics Corp.	246,748	279,088
Catcher Technology Co. Ltd.	18,000	57,821
Cathay Financial Holding Co. Ltd.	303,450	419,019
Cathay Real Estate Development Co. Ltd.	76,000	21,428
Chang Hwa Commercial Bank	330,000	168,457
Cheng Shin Rubber Industry Co. Ltd.	39,100	46,927
Chi Mei Optoelectronics Corp.	286,800	188,839
China Airlines*	121,000	26,262
China Development Financial Holding Corp.	602,700	182,741
China Motor Corp.	76,000	25,671
China Petrochemical Development Corp.*	106,000	25,553
China Steel Corp.	421,270	421,042
Chinatrust Financial Holding Co. Ltd.	457,022	250,801
Chong Hong Construction Co.	20,400	18,394
Chunghwa Picture Tubes Ltd.	198,000	31,495
Chunghwa Telecom Co. Ltd.*	477,000	1,122,111
Compal Electronics, Inc.	204,015	149,438
D-Link Corp.	113,220	97,898
Delta Electronics, Inc.	79,440	208,089
E.Sun Financial Holding Co. Ltd.	102,960	27,822
Epistar Corp.	23,230	31,525
Eva Airways Corp.*	122,000	31,015
Evergreen Marine Corp. Taiwan Ltd.	315,000	143,816
Everlight Electronics Co. Ltd.	18,360	38,472
Far Eastern Textile Co. Ltd.	163,200	115,539
Far EasTone Telecommunications Co. Ltd.	214,000	274,270
Feng Hsin Iron & Steel Co.	22,660	29,636
First Financial Holding Co. Ltd.	255,024	159,695
First Steamship Co. Ltd.	22,000	26,035
Formosa Chemicals & Fibre Corp.	168,000	291,546
Formosa International Hotels Corp.	4,400	49,033
Formosa Petrochemical Corp.	89,000	206,862
Formosa Plastics Corp.	221,000	359,017
Foxconn Technology Co. Ltd.	47,300	154,761
Fubon Financial Holding Co. Ltd.	272,000	196,828
Giant Manufacturing Co. Ltd.	26,250	65,693
Goldsun Development & Construction Co. Ltd.	79,800	21,715
Great Wall Enterprise Co.	46,171	42,515
HannStar Display Corp.	147,274	32,688
High Tech Computer Corp.	24,000	372,511

Hon Hai Precision Industry Co. Ltd.	220,800	790,838
Hotai Motor Co. Ltd.	82,000	176,059
Hua Nan Financial Holdings Co. Ltd.	262,140	162,998
InnoLux Display Corp.	127,600	171,086
Inventec Appliances Corp.	41,800	47,984
Inventec Co. Ltd.	108,150	53,122
KGI Securities Co. Ltd.	69,000	26,622
Largan Precision Co. Ltd.	5,100	53,495
Lite-On Technology Corp.	57,285	50,045
Macronix International	124,229	36,438
MediaTek, Inc.	38,200	396,111
Mega Financial Holding Co. Ltd.	426,000	195,345
Merida Industry Co. Ltd.	64,000	103,663
Mitac International	250,638	121,610
Mosel Vitelic, Inc.*	222,000	85,775
Motech Industries, Inc.	8,397	37,824
Nan Kang Rubber Tire Co. Ltd.	50,700	38,241
Nan Ya Plastics Corp.	268,000	397,118
Nanya Technology Corp.*	104,000	24,264
Novatek Microelectronics Corp. Ltd.	17,162	25,628
Oriental Union Chemical Corp.	52,020	28,635
Polaris Securities Co. Ltd.	88,400	35,149
POU Chen Corp.	293,695	181,625
Powerchip Semiconductor Corp.*	731,000	112,607
Powertech Technology, Inc.	17,600	39,142
President Chain Store Corp.	68,000	200,459
ProMOS Technologies, Inc.*	244,000	25,349
Qisda Corp.	74,520	28,579
Quanta Computer, Inc.	135,960	170,289
Realtek Semiconductor Corp.	22,440	38,196
Richtek Technology Corp.	8,800	47,633
Ruentex Industries Ltd.	62,000	33,191
Sanyang Industrial Co. Ltd.	101,871	26,256
Shih Wei Navigation Co. Ltd.	23,575	30,900
Shin Kong Financial Holding Co. Ltd.	76,649	26,485
Siliconware Precision Industries Co.	136,350	155,060
Sino-American Silicon Products, Inc.	10,875	34,990
SinoPac Financial Holdings Co. Ltd.	508,000	141,910
Solar Applied Materials Technology Co.	52,679	120,095
Synnex Technology International Corp.	26,400	41,382
Tainan Spinning Co. Ltd.	119,000	27,305
Taishin Financial Holdings Co. Ltd.	123,000	24,333
Taiwan Business Bank*	190,000	46,803
Taiwan Cement Corp.	175,740	105,030
Taiwan Cooperative Bank	71,300	39,686
Taiwan Fertilizer Co. Ltd.	55,000	102,730
Taiwan Glass Industrial Corp.	59,400	34,069
Taiwan Mobile Co. Ltd.	228,000	365,455
Taiwan Semiconductor Manufacturing Co. Ltd.	713,860	1,197,166
Taiwan TEA Corp.*	71,000	23,396
Tatung Co. Ltd.*	113,000	24,667
Teco Electric and Machinery Co. Ltd.	101,000	35,438
Tripod Technology Corp.	20,140	38,665
TSRC Corp.	41,000	44,291
Tung Ho Steel Enterprise Corp.	32,000	26,814
U-Ming Marine Transport Corp.	74,000	106,653
Uni-President Enterprises Corp.	370,650	334,541
Unimicron Technology Corp.	61,610	49,773
United Microelectronics Corp.	610,280	196,571
Walsin Lihwa Corp.	131,000	35,610
Wan Hai Lines Ltd.	77,700	34,880
Wistron Corp.	38,818	48,234
Yang Ming Marine Transport Corp.	86,898	30,338
Yuanta Financial Holding Co. Ltd.	435,000	240,727
Yulon Motor Co. Ltd.	53,053	29,252
Zinwell Corp.	20,074	28,480

		15,136,577

Thailand — 3.3%
Advanced Info Service PCL	310,700	741,721
Airports of Thailand PCL	43,000	39,718
Asian Property Development PCL	948,000	136,629
Bangkok Bank PCL	177,600	543,269
Bangkok Dusit Medical Service PCL	90,000	82,899
Bangkok Expressway PCL	103,700	48,724
Bank of Ayudhya PCL	521,900	258,391
Banpu PCL	18,300	161,148
BEC World PCL	275,800	173,495
Bumrungrad Hospital PCL	206,900	187,386
Central Pattana PCL	234,500	114,272
CH. Karnchang PCL	898,100	103,974
Charoen Pokphand Foods PCL	1,459,500	175,002
CP ALL PCL	692,700	220,944
Electricity Generating PCL	93,100	175,218
Glow Energy PCL	58,100	48,372
Hana Microelectronics PCL	140,200	55,609
IRPC PCL	889,100	106,993
Italian-Thai Development PCL	957,300	107,291
Kasikornbank PCL	214,700	403,064
Khon Kaen Sugar Industry PCL	142,200	34,706
Krung Thai Bank PCL	826,500	162,322
Land & Houses PCL	709,300	131,459
Major Cineplex Group PCL	113,300	32,354
Minor International PCL	615,960	188,663
Precious Shipping PCL	82,800	37,439
PTT Aromatics & Refining PCL	55,400	34,278
PTT Chemical PCL	81,200	139,090
PTT Exploration & Production PCL	137,600	518,558
PTT PCL	100,400	680,229
Quality House PCL	1,183,300	61,994
Ratchaburi Electricity Generating Holding PCL	154,700	159,908
Regional Container Lines PCL	94,300	37,074
Siam Cement PCL (The)	106,000	413,910
Siam City Cement PCL	8,100	39,118
Siam Commercial Bank PCL	167,900	342,460
Sino Thai Engineering & Construction PCL*	1,315,000	114,956
Thai Airways International PCL	68,600	24,427
Thai Beverage PCL	392,000	61,352
Thai Oil PCL	144,000	176,491
Thai Union Frozen Products PCL	155,700	90,576
Thanachart Capital PCL	117,800	37,347
Thoresen Thai Agencies PCL	219,200	166,698
Tisco Bank PCL	72,400	33,292

TMB Bank PCL*	1,462,500	43,719
Total Access Communication PCL	171,400	188,540
True Corp. PCL*	383,800	35,315

		7,870,394

Turkey — 3.4%
Akbank TAS	120,700	617,928
Akenerji Elektrik Uretim A/S*	7,400	57,188
Aksigorta A/S	12,500	42,578
Anadolu Efes Biracilik Ve Malt Sanayii A/S	33,800	347,104
Arcelik A/S	14,300	39,976
Aygaz A/S*	19,984	37,204
BIM Birlesik Magazalar A/S	8,100	251,266
Cimsa Cimento Sanayi VE Tica	35,400	136,241
Dogan Sirketler Grubu Holdings*	214,000	247,996
Dogan Yayin Holding*	30,600	35,387
Eczacibasi Ilac Sanayi	135,000	120,419
Enka Insaat ve Sanayi A/S	71,432	482,467
Eregli Demir ve Celik Fabrikalari TAS	110,075	553,641
Ford Otomotiv Sanayi A/S	25,000	135,265
GSD Holding*	160,000	123,464
Haci Omer Sabanci Holding A/S	71,000	266,983
Hurriyet Gazetecilik A/S*	40,209	40,980
Ihlas Holding*	83,900	33,675
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	62,600	38,531
KOC Holding A/S*	140,110	423,887
Migros Turk TAS	19,900	342,293
Petkim Petrokimya Holding A/S*	11,000	37,461
Petrol Ofisi A/S*	33,800	136,370
Sekerbank TAS	24,500	35,520
TAT Konserve*	20,500	30,055
Tofas Turk Otomobil Fabrikasi A/S	16,800	34,782
Trakya Cam Sanayi A/S*	47,152	46,510
Tupras Turkiye Petrol Rafine	23,700	432,342
Turcas Petrolculuk A/S	11,960	40,775
Turk Hava Yollari AO*	39,600	201,751
Turk Sise ve Cam Fabrikalari A/S*	42,100	51,475
Turkcell Iletisim Hizmet A/S (XIST)	128,100	781,926
Turkcell Iletisim Hizmet A/S (XNYS)	25,900	388,241
Turkiye Garanti Bankasi A/S*	296,700	702,196
Turkiye Is Bankasi	136,400	565,673
Yapi Kredi Sigorta A/S	5,600	62,310
Yapi ve Kredi Bankasi A/S*	134,149	281,588
Yazicilar Holding A/S	10,600	51,675

		8,255,123

United Arab Emirates — 1.8%
Aabar Investments PJSC	123,500	114,989
Abu Dhabi Commercial Bank	110,000	105,713
Air Arabia*	675,000	264,408
Aldar Properties PJSC	159,500	346,083
Amlak Finance PJSC	67,000	59,185
Dana Gas PJSC*	990,000	371,942
DP World Ltd.	876,200	622,102
Dubai Financial Market	64,000	58,217
Dubai Investments*	94,000	77,709
Dubai Islamic Bank	122,600	195,273
Emaar Properties PJSC	183,000	381,795
Emirates NBD PJSC	98,000	240,014
First Gulf Bank PJSC	35,400	157,091
Gulf Cement Co.	83,500	117,073
National Bank of Abu Dhabi PJSC	28,000	113,200
Rak Properties	300,000	120,877
Ras Al Khaimah Cement Co.*	154,000	101,041
Tabreed*	1,224,800	537,848
Tamweel PJSC	68,700	70,786
Union National Bank / Abu Dhabi	60,000	110,586
Union Properties*	135,600	108,685
Waha Capital PJSC	220,400	121,806

		4,396,423

TOTAL COMMON STOCKS (cost $311,570,218)		229,145,872

INVESTMENT FUNDS — 1.2%

Saudi Arabia — 0.9%
Saudi Arabia Investment Fund Ltd. (The)	36,963	2,038,509

Vietnam — 0.3%
Dragon Capital — Vietnam Enterprise Investments Ltd. (Class R Stock)*(g)	278,821	833,675

TOTAL INVESTMENT FUNDS (cost $3,709,322)		2,872,184

WARRANTS* — 6.3%
India — 3.2%
Aban Offshore Ltd., expiring 04/25/12	900	40,093
ACC Ltd., expiring 07/12/11	3,800	49,741
Adani Enterprises Ltd., expiring 09/06/11	3,200	31,901
Aditya Birla Nuvo Ltd., expiring 6/28/10	1,900	37,834
Asian Paints Ltd., expiring 08/17/10	2,700	68,227
Axis Bank Ltd., expiring 04/21/10	13,420	205,742
Bank of India, expiring 05/02/11	9,700	58,898
Bharat Forge Ltd., expiring 05/23/11	11,000	43,211
Bharat Heavy Electricals Ltd., expiring 09/01/10	9,220	312,289
Biocon Ltd., expiring 05/31/10	5,700	21,649
Bosch Ltd., expiring 10/04/12	800	68,674
Cairn India Ltd., expiring 12/27/11	41,080	185,551
Cipla Ltd., expiring 08/16/11	46,810	227,822
Colgate Palmolive India Ltd., expiring 10/25/12	7,200	63,652
Container Corp of India, expiring 02/16/10	3,400	59,934
Crompton Greaves Ltd., expiring 07/27/10	13,400	66,087
Dabur India Ltd., expiring 06/15/11	26,400	51,193
DLF Ltd., expiring 06/21/12	18,030	135,340
Essar Oil Ltd., expiring 07/20/12	53,050	184,402

Glenmark Pharmaceuticals Ltd., expiring 02/11/09	14,090	146,643
HCL Technologies Ltd., expiring 09/01/10	9,300	38,493
Hero Honda Motors Ltd., expiring 05/02/11	3,600	66,843
Hindustan Unilever Ltd., expiring 12/30/10	83,740	449,626
Housing Development & Infrastructure Ltd., expiring 07/24/12	4,400	15,940
Housing Development Finance Corp., expiring 01/18/11	12,500	570,442
Idea Cellular Ltd., expiring 03/05/12	120,260	192,370
Indiabulls Financial Services Ltd., expiring 09/24/09	5,200	17,173
Indiabulls Real Estate Ltd., expiring 01/08/13	4,100	14,814
Indian Hotels Co. Ltd., expiring 06/29/12	33,000	47,203
Infrastructure Development Finance Co. Ltd., expiring 08/12/10	88,970	136,068
Jaiprakash Associates Ltd., expiring 07/01/10	51,670	122,246
Jindal Steel & Power Ltd., expiring 01/30/13	4,860	133,592
JSW Steel Ltd., expiring 06/21/12	3,000	31,306
Kotak Mahindra Bank Ltd., expiring 04/20/12	3,600	42,464
Lanco Infratech Ltd., expiring 10/03/12	5,500	21,231
Maruti Suzuki India Ltd., expiring 06/13/11	14,390	211,409
Merrill Lynch International Co., expiring 01/08/13	48,300	36,806
NTPC Ltd., expiring 10/19/09	88,300	323,090
Oil & Natural Gas Corp. Ltd., expiring 03/09/09	10,510	231,363
Power Grid Corp. of India Ltd., expiring 09/27/12	96,290	175,855
Punj Lloyd Ltd., expiring 06/25/12	9,500	59,294
Reliance Capital Ltd., expiring 09/20/11	8,230	200,328
Reliance Communications Ltd., expiring 01/25/11	47,800	339,372
Reliance Infrastructure Ltd., expiring 08/09/11	15,650	263,248
Reliance Natural Resources Ltd., expiring 01/25/11	121,270	189,597
Reliance Petroleum Ltd., expiring 05/08/11	57,920	176,916
Reliance Power Ltd., expiring 02/04/13	15,630	51,001
Sesa GOA Ltd., expiring 01/21/10	600	1,531
Siemens India Ltd., expiring 12/13/11	5,000	42,475
Steel Authority of India Ltd., expiring 04/21/09	15,400	41,860
Sterlite Industries India Ltd., expiring 03/24/11	15,580	142,186
Sun Pharmaceutical Industries Ltd., expiring 02/17/10	6,790	214,388
Tata Chemicals Ltd., expiring 06/27/11	9,200	44,306
Tata Consultancy Services Ltd., expiring 08/24/09	12,030	170,438
Tata Power Co. Ltd., expiring 09/30/10	14,640	282,688
Tata Steel Ltd., expiring 10/18/11	25,490	231,759
Tata Tea Ltd., expiring 10/13/10	3,600	51,257
Unitech Ltd., expiring 07/12/10	51,190	127,267
United Phosphorus Ltd., expiring 01/28/09	9,200	60,619
United Spirits Ltd., expiring 10/05/11	3,010	81,090
Videocon Industries Ltd., expiring 09/15/11	7,400	30,920
Zee Entertainment Enterprises Ltd., expiring 05/09/11	13,900	58,139

		7,797,896

Luxembourg — 1.0%
Amtek Auto Ltd., expiring 06/08/09	30,090	106,128
Bharti Airtel Ltd., expiring 06/29/12	21,600	360,851
Bharti Airtel Ltd., expiring 09/01/10	25,140	419,990
Corp. For Financing And Promoting Technology, expiring 04/01/10	89,020	490,682
Doha Bank Qsc, expiring 05/24/10	12,200	187,615
HDFC Bank Ltd., expiring 12/30/10	1	19
PetroVietnam Drilling And Well Services Joint Stock Co., expiring 04/01/10	45,530	268,791
Pha Lai Thermal Power, expiring 04/01/10	118,970	239,373
Piramal Healthcare Ltd., expiring 02/05/13	7,100	49,978
Titan Industries Ltd., expiring 02/02/12	2,100	50,870
Viet Nam Dairy Products JSC, expiring 04/01/10	41,410	225,759

		2,400,056

Malaysia
IJM Land	13,230	3,267

Oman — 0.4%
Bank Muscat SAOG	82,100	243,922
Citi Global Markets	38,000	52,403
Citigroup Global Markets	35,000	49,085
Galfar Engineering & Contracting SAOG	40,300	150,818
Oman Telecommunications Co.	47,600	244,027
Raysut Cement Co.	19,300	107,765

		848,020

Qatar — 1.6%
Commercial Bank of Qatar, expiring 04/25/10	7,356	210,489
Masaf Al Raya	69,000	356,177
Merrill Quatar Gas Trans, expiring 07/26/10	3,500	163,490
Merrill Quatar Insurance, expiring 05/24/10	73,900	612,873
Merrill Quatar Navigation, expiring 05/24/10	8,700	270,688
Merrill Quatar Shipping, expiring 05/24/10	5,707	225,835
Merrill Quatar, expiring 05/24/10	13,400	337,438
Merrill Quatar, expiring 05/24/10	4,400	63,677
Qatar Electricity & Water Co., expiring 05/24/10	6,900	187,588
Qatar Islamic Bank, expiring 05/24/10	18,700	631,122
Qatar National Bank SAQ, expiring 07/26/10	11,700	609,820
Qatar Telecom Q-Tel QSC, expiring 05/24/10	7,100	286,223

		3,955,420

Vietnam — 0.1%
Vinh Son — Song Hinh Hydropower JSC	71,990	125,332

TOTAL WARRANTS (cost $20,262,329)		15,129,991

RIGHTS * — 0.1%

Brazil
Cosan SA Industria e Comercio,expiring 10/22/08	2,301	145
EDP — Energias do Brasil SA	535,368	2,814
Marfrig Frigorificos e Comercio de Alimentos SA, expiring 09/12/08	2,510	13
Totvs Rights	7	—

		2,972

Chile
Centros Comerciales Sudamericanos SA	3,069	3

India
Hindalco	16,029	—

Indonesia
United Tractors Tbk PT	75,417	15,595

Luxembourg — 0.1%
Barwa Real Estate	10,400	168,193

Mexico
Grupo Financiero Inbursa	132,000	—

TOTAL RIGHTS (cost $257,423)		186,763

TOTAL INVESTMENTS(o) — 103.2% (cost $335,799,292)		247,334,810
Liabilities in excess of other assets — (3.2)%		(7,595,052)

NET ASSETS — 100.0%		$239,739,758

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHIX	European Equity Exchange

GDR	Global Depositary Receipt

OOTC	Tokyo Stock Exchange

PRFC	Preference Shares

RTSX	Russian Trading System Stock Exchange

XIST	Istanbul Stock Exchange

XLUX	Luxembourgh Stock Exchange

XNYS	New York Stock Exchange

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of September 30, 2008, 856 securities representing $166,329,203 and 69.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using other Significant Observable Inputs (Level 2, as defined below)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$81,005,607	—
Level 2 - Other Significant Observable Inputs	166,329,203	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$247,334,810	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of May 1, 2008 (commencement of Portfolio) and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Commercial Banks	16.0%
Telecommunications	13.7
Oil, Gas & Consumable Fuels	11.0
Metals & Mining	7.3
Diversified Financial Services	3.7
Diversified Operations	3.4
Engineering/construction	3.1
Pharmaceuticals	3.0
Financial Services	2.6
Building Materials	2.6
Chemicals	2.4
Retail & Merchandising	2.1
Semiconductors	2.0
Food	1.9
Electric	1.8
Electric — Generation	1.8
Beverages	1.3
Transportation	1.3
Real Estate	1.2
Investment Funds	1.2
Electronic Components & Equipment	1.1
Insurance	1.1
Media & Entertainment	1.1
Hotels & Motels	1.1
Computer Services & Software	0.9
Automobile Manufacturers	0.8
Internet Software & Services	0.8

Electric — Integrated	0.8
Machinery	0.8
Agriculture	0.8
Computers	0.7
Commercial Services	0.6
Airlines	0.6
Tobacco	0.6
Coal	0.6
Investment Companies	0.5
Banks	0.5
Real Estate Operation & Development	0.5
Steel	0.4
Home Builders	0.4
Manufacturing	0.4
Paper & Forest Products	0.3
Marine	0.3
Financial — Bank & Trust	0.3
Aerospace & Defense	0.3
Holding Companies — Diversified	0.3
Entertainment & Leisure	0.2
Auto Parts & Equipment	0.2
Energy — Alternate Sources	0.2
Medical Supplies & Equipment	0.2
Healthcare Providers & Services	0.2
Independent Power Producers & Energy Traders	0.2
Consumer Products & Services	0.2
Household Products / Wares	0.2
Advertising	0.2
Computers & Peripherals	0.2
Apparel	0.2
Water	0.2
Clothing & Apparel	0.2
Distribution/Wholesale	0.1
Home Furnishings	0.1
Real Estate Investment Trusts	0.1
Utilities	0.1
Building & Construction	0.1
Apparel & Textile	0.1

103.2%
Liabilities in excess of other assets	(3.2)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

						Principal
	Moody’s	Interest			Maturity	Amount
	Ratings†	Rate			Date	(000)#	Value
LONG-TERM INVESTMENTS — 96.5%

ASSET-BACKED SECURITIES — 4.8%
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	3.257%	(c	)	09/25/36	$811	$802,182
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Aaa	4.207%	(c	)	10/25/37	5,687	4,631,373
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Aaa	3.307%	(c	)	06/25/37	4,114	3,790,949
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1	Aaa	3.267%	(c	)	09/25/46	288	286,146
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	3.257%	(c	)	12/25/46	1,130	1,103,363
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	3.277%	(c	)	06/25/37	2,260	2,175,531
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1	Aaa	3.237%	(c	)	01/25/46	154	152,046
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	3.907%	(c	)	07/25/32	3	2,062
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	3.577%	(c	)	08/25/32	98	89,644
First NLC Trust, Series 2007-1, Class A1,144A (original cost $4,478,819; purchased 06/22/07)(f)(g)	Aaa	3.277%	(c	)	08/25/37	4,479	4,176,499
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B	Aaa	3.388%	(c	)	01/15/11	7,200	7,123,457
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	3.908%	(c	)	06/15/12	4,200	4,091,098
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	3.478%	(c	)	01/20/34	2,720	2,352,818
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	3.988%	(c	)	11/20/36	3,586	3,445,782
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	3.257%	(c	)	11/25/36	224	220,421
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	3.487%	(c	)	10/25/34	23	17,805
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	3.277%	(c	)	08/25/36	1,376	1,338,039
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	3.707%	(c	)	12/25/33	523	430,099
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	3.567%	(c	)	11/25/34	389	331,246
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	3.277%	(c	)	11/25/36	122	120,289
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Aaa	3.337%	(c	)	05/25/37	4,312	3,784,824
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	2.80%	(c	)	10/25/16	3,634	3,605,390
SLM Student Loan Trust, Series 2007-5, Class A1	Aaa	2.79%	(c	)	07/25/13	2,714	2,703,851
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	4.007%	(c	)	10/25/37	3,456	3,327,164
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2,144A (original cost $1,407,808; purchased 09/29/06)(f)(g)	Aaa	3.447%	(c	)	10/25/35	1,405	1,380,239

TOTAL ASSET-BACKED SECURITIES (cost $54,924,471)							51,482,317

BANK LOANS(c) — 0.6%

Chrysler Financial, Term, 144A (original cost $4,608,450; purchased 07/31/07)(f)(g)	BA-(d)	6.82%			08/03/12	4,851	3,258,659
HCA, Inc., Term B (original cost $2,955,000; purchased 11/14/06)(f)(g)	BA-(d)	6.01%			11/16/13	2,955	2,586,240
NRG Energy Inc., Term B, (original cost $613,158; purchased 02/08/08)(f)(g)	BA+(d)	5.26%			02/01/13	684	599,380

NRG Energy, Inc., Synth LOC, (original cost $283,092; purchased 02/08/08)(f)(g)	BA+(d)	2.70%			02/01/13	316	276,731

TOTAL BANK LOANS (cost $8,514,995)							6,721,010

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44%	(c	)	02/25/45	2,822	1,890,745
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.625%	(c	)	02/20/36	3,058	2,714,402
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	4.735%	(c	)	01/25/34	996	979,432
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aaa	4.476%	(c	)	02/25/34	919	746,683
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Aaa	5.622%	(c	)	11/25/34	5,680	5,147,705
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	4.35%	(c	)	08/25/35	1,168	1,046,382
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55%	(c	)	08/25/35	2,988	2,853,633
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA(d)	4.75%	(c	)	10/25/35	1,491	1,464,170
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.504%	(c	)	09/25/35	3,323	2,674,655
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Aa1	5.859%	(c	)	01/25/36	5,163	3,834,648
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	4.639%	(c	)	01/26/36	5,455	4,341,223
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.772%	(c	)	12/26/46	5,608	4,460,891
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	Aaa	4.748%	(c	)	08/25/35	1,995	1,895,541
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	Aaa	4.248%	(c	)	08/25/35	1,764	1,680,141
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Aaa	4.098%	(c	)	08/25/35	473	425,910
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70%	(c	)	12/25/35	7,467	6,937,405
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%			12/25/33	383	372,146
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8	Aaa	4.50%			06/25/35	261	258,762
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	3.607%	(c	)	08/25/18	461	448,058
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 1A3,144A (original cost $607,181; purchased 05/03/05, 02/07/07)(f)(g)	Aaa	6.00%			11/25/26	595	593,081
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A,144A (original cost $516,825; purchased 12/01/03)(f)(g)	Aaa	6.50%	(c	)	01/25/34	493	451,134
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	3.547%	(c	)	02/25/35	1,265	878,436
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aaa	3.497%	(c	)	04/25/35	2,168	1,376,538
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Aaa	4.763%	(c	)	04/25/35	1,682	1,261,575
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1,144A (original cost $4,371,132; purchased 06/20/05)(f)(g)	Aaa	3.547%	(c	)	06/25/35	4,371	3,665,589
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%			04/25/33	97	90,373
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	5.014%	(c	)	06/25/33	1,879	1,837,080
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A (original cost $4,596,948; purchased 07/10/07)(f)(g)	Aaa	3.327%	(c	)	07/25/37	4,597	4,285,920
Fannie Mae, Series 1988-22, Class A	Aaa	3.943%	(c	)	08/25/18	8	8,271
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%			11/25/23	81	86,102

Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%			01/25/25	157	156,558
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%			04/25/28	1,046	1,045,542
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%			05/25/15	7,000	7,009,325
Fannie Mae, Series 2004-11, Class A	Aaa	3.327%	(c	)	03/25/34	615	593,329
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.668%	(c	)	05/25/35	907	934,253
Fannie Mae, Series 2007-114, Class A6	Aaa	3.407%	(c	)	10/27/37	6,000	5,522,850
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%			07/25/43	2,705	2,772,990
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%			10/25/43	1,507	1,613,618
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	4.478%	(c	)	07/25/44	2,296	2,089,676
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	4.278%	(c	)	10/25/44	7,774	7,498,067
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	3.247%	(c	)	12/25/36	7,418	7,135,973
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aaa	5.309%	(c	)	09/25/34	1,184	1,050,074
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	2.788%	(c	)	08/15/32	2,144	1,942,399
Freddie Mac, Series 2538, Class CA	Aaa	5.00%			04/15/16	838	842,028
Freddie Mac, Series 2544, Class PN	Aaa	4.50%			03/15/26	100	99,992
Freddie Mac, Series 2692, Class YB	Aaa	3.50%			05/15/16	1,274	1,273,105
Freddie Mac, Series 2737, Class XG	Aaa	4.00%			11/15/22	595	594,664
Freddie Mac, Series 2756, Class MA	Aaa	5.00%			06/15/16	100	99,836
Freddie Mac, Series 2828, Class EN	Aaa	4.50%			10/15/23	3,423	3,428,414
Freddie Mac, Series 2905, Class UY	Aaa	4.00%			10/15/23	344	343,191
Freddie Mac, Series 2957, Class HA	Aaa	5.00%			01/15/27	142	142,398
Freddie Mac, Series 2987, Class HD	Aaa	4.50%			07/15/18	2,084	2,085,425
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%			12/10/37	2,003	1,957,419
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.282%	(c	)	06/25/34	1,523	1,073,458
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%			09/25/34	4,409	4,365,041
Government National Mortgage Assoc., Series 1998-15, Class C	NR	6.50%			06/20/28	1,825	1,888,110
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	3.437%	(c	)	06/25/45	828	532,864
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	5.454%	(c	)	10/25/33	1,275	1,243,395
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%			04/01/34	8,240	6,690,215
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.513%	(c	)	06/25/34	264	235,806
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.539%	(c	)	09/25/35	3,274	2,796,532
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	AAA(d)	5.441%	(c	)	04/25/36	3,567	3,299,507
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Aaa	5.768%	(c	)	08/19/34	2,605	2,089,533
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.003%	(c	)	07/25/35	1,602	1,475,512
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	3.287%	(c	)	08/25/46	956	941,317
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788%	(c	)	11/21/34	1,208	1,194,662
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $4,797,000; purchased 06/26/08)(f)(g)	Aaa	2.986%	(c	)	07/09/21	5,200	4,742,788
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	3.417%	(c	)	02/25/36	2,044	1,658,324
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Aaa	4.25%	(c	)	10/25/35	5,369	5,009,590
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Aaa	4.25%	(c	)	10/25/35	2,315	2,068,510
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	4.207%	(c	)	10/25/35	1,889	1,716,188
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aaa	4.59%	(c	)	04/25/34	2,471	2,206,370

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.344%	(c	)	01/25/35	373	272,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	AAA(d)	5.45%	(c	)	01/25/36	1,230	770,860
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aaa	3.28%	(c	)	07/19/35	831	516,622
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	3.28%	(c	)	07/19/35	270	233,030
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 12A1	Aaa	3.427%	(c	)	05/25/36	3,226	1,981,821
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aaa	4.763%	(c	)	06/25/33	2,663	2,414,479
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	4.559%	(c	)	06/25/33	134	131,194
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	3.747%	(c	)	12/25/27	1,283	1,103,576
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Aaa	3.855%	(c	)	08/25/46	1,327	756,191
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	3.948%	(c	)	02/27/34	393	371,312
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	5.76%	(c	)	03/25/33	1,936	1,932,668
Washington Mutual, Inc., Series 2003-AR9, Class 2A	Aaa	4.489%	(c	)	09/25/33	4,342	4,190,374
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229%	(c	)	03/25/34	648	623,707
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	3.527%	(c	)	01/25/45	64	43,793
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	3.517%	(c	)	01/25/45	1,024	681,862
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	3.497%	(c	)	10/25/45	520	328,382
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	3.467%	(c	)	11/25/45	778	491,881
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	3.855%	(c	)	02/25/46	2,180	1,306,874
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.95%	(c	)	01/25/35	5,556	5,031,209
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Aaa	4.336%	(c	)	07/25/35	4,400	4,080,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $201,681,733)							181,427,875

CORPORATE OBLIGATIONS — 22.7%

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.249%	(c	)	03/13/09	2,700	2,688,314

Electronic Components & Equipment — 1.3%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $6,486,155; purchased 03/13/07)(f)(g)	A2	5.70%			01/15/13	6,500	6,566,625
Entergy Gulf States, Inc., First Mortgage, 144A (original cost $2,885,000; purchased 11/30/05)(f)(g)	Baa3	3.565%	(c	)	12/08/08	2,885	2,878,855
Nisource Finance Corp., Gtd. Notes	Baa3	3.381%	(c	)	11/23/09	4,300	4,190,208

							13,635,688

Financial — Bank & Trust — 5.6%
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	5.50%			04/16/13	10,700	9,792,918
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.90%			05/01/13	5,400	4,885,089
Bank of America NA, Sr. Unsec’d. Notes	Aaa	2.819%	(c	)	06/12/09	800	796,046
Bank of America NA, Sr. Unsec’d. Notes	Aaa	2.876%	(c	)	12/18/08	3,400	3,392,799
Bank of America NA, Sr. Unsec’d. Notes	Aaa	3.404%	(c	)	05/12/10	6,800	6,711,015
Bank of America NA, Sr. Unsec’d. Notes	Aaa	3.76%	(c	)	06/23/10	2,800	2,749,581
Bank of Ireland, Foreign Gov’t. Gtd. Bonds, MTN (Ireland)	Aa2	3.073%	(c	)	12/19/08	5,500	5,491,090
Export-Import Bank of Korea, Notes (Korea)	Aa3	2.901%	(c	)	06/01/09	6,400	6,348,032
GMAC LLC, Sr. Unsec’d. Notes	B3	4.054%	(c	)	05/15/09	1,400	1,013,097
Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $12,100,011; purchased 05/14/08, 05/19/08)(f)(g)	Aaa	3.209%	(c	)	05/19/10	12,100	12,066,411
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $4,500,419; purchased 03/13/07)(f)(g)	Aaa	4.208%	(c	)	04/06/09	4,500	4,496,661
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	3.714%	(c	)	05/05/10	2,600	2,588,799

							60,331,538

Financial Services — 11.1%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.109%	(c	)	05/27/10		5,700	5,360,297
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%			05/02/13		500	460,825
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	3.029%	(c	)	01/31/11		700	683,875
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	3.186%	(c	)	07/19/10		2,300	2,253,940
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	3.061%	(c	)	07/16/09		5,800	5,773,663
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	6.95%			08/10/12		1,700	1,717,211
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.226%	(c	)	06/24/11		10,600	10,206,115
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	3.852%	(c	)	05/07/10		3,900	3,677,614
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.916%	(c	)	03/17/09		7,800	7,693,070
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	3.809%	(c	)	12/26/08		4,100	4,071,349
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%			10/25/11		600	381,536
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.625%			11/01/10		1,500	1,063,680
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	2.863%	(c	)	05/10/10		1,500	1,461,995
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.795%	(c	)	10/24/08		1,700	1,698,604
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	3.30%	(c	)	06/23/09		8,300	7,889,399
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	4.069%	(c	)	06/28/10		6,400	5,709,363
ICICI Bank Ltd., Bonds, 144A (India) (original cost $3,400,000; purchased 01/09/07)(f)(g)	Baa2	3.328%	(c	)	01/12/10		3,400	3,302,080
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2e	3.567%	(c	)	06/10/11		6,700	6,713,400
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa2	4.16%	(c	)	05/07/10		5,300	5,241,472
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	Zero	(c	)	12/23/10		4,200	525,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%			05/11/38		2,100	2,625
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.894%	(c	)	08/14/09		3,800	3,664,735
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	4.61%	(c	)	05/20/09		6,300	6,150,016
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%			08/15/12		1,600	1,500,213
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.15%			04/25/13		4,500	4,158,256
Mizuho Aruba, Sub. Notes (Aruba)	NR	1.401%	(c	)	10/27/49	JPY	200,000	1,874,665
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	2.913%	(c	)	02/09/09		3,900	3,398,885
National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $5,300,000; purchased 02/01/08)(f)(g)	Aa1	3.253%	(c	)	02/08/10		5,300	5,293,730
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $7,200,000; purchased 09/06/06)(f)(g)	Aa1	2.858%	(c	)	09/11/09		7,200	7,180,956
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $6,381,869; purchased 09/17/07)(f)(g)	Baa2	5.10%	(c	)	08/20/09		6,400	6,394,112
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	A1	9.118%			03/31/49		1,700	1,648,456
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	NR	1.718%	(c	)	11/26/49	JPY	300,000	2,831,260

								119,982,397

Food — 0.5%
Heinz (H.J.) Co., Sr. Unsec’d. Notes, 144A (original cost $5,869,803; purchased 11/28/05)(f)(g)	Baa2	6.428%			12/01/20		5,700	5,709,975

Hotels & Motels — 0.2%
Mandalay Resort Group, Gtd. Notes	Ba2	6.50%			07/31/09		2,000	1,900,000

Insurance — 0.7%
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $7,341,873; purchased 06/26/08)(f)(g)	Aa2	3.069%	(c	)	03/15/12		7,700	7,501,394

Lumber & Wood Products — 0.3%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	4.198%	(c	)	09/24/09		3,200	3,165,706

Machinery & Equipment — 0.5%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $5,401,849; purchased 08/09/06, 01/11/07)(f)(g)	A1	2.854%	(c	)	08/14/09		5,400	5,394,281

Oil & Gas — 0.8%
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $5,300,000; purchased 04/02/08)(f)(g)	A3	8.146%			04/11/18		5,300	4,637,500

Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $694,750; purchased 10/15/05)(f)(g)	Baa3	6.375%			10/01/10		700	686,000
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%			06/15/13		3,300	3,095,704

								8,419,204

Retail & Merchandising — 0.6%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	2.944%	(c	)	12/16/09		7,000	6,585,782

Technology — Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa2	9.75%			01/15/09		3,300	3,354,945

Telecommunications — 0.5%
Quest Corp., Sr. Unsec’d. Notes	Ba1	5.625%			11/15/08		1,674	1,657,260
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%			09/01/11		1,200	1,152,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	4.169%	(c	)	06/28/10		3,100	2,887,166

								5,696,426

Utilities
Ohio Edison Co., Notes, 144A (original cost $524,660; purchased 11/23/04)(f)(g)	Baa2	5.647%			06/15/09		500	503,445

TOTAL CORPORATE OBLIGATIONS (cost $258,350,402)								244,869,095

FOREIGN GOVERNMENT BONDS — 0.3%

Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%			01/10/28	BRL	6,600	3,046,981
Russian Federation, Unsub. Notes (Russia)	Baa1	8.25%			03/31/10		244	252,829

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,580,681)								3,299,810

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 45.6%

Federal Home Loan Mortgage Corp.		4.556%	(c	)	01/01/34		146	148,094
Federal Home Loan Mortgage Corp.		5.479%	(c	)	07/01/29		60	61,815
Federal Home Loan Mortgage Corp.		5.50%			04/01/38		2,747	2,734,417
Federal Home Loan Mortgage Corp.		6.00%			01/01/30-09/01/38		33,729	34,199,275
Federal Home Loan Mortgage Corp.		6.00%			TBA		13,000	13,178,750
Federal Home Loan Mortgage Corp.		6.738%	(c	)	12/01/26		36	36,420
Federal Home Loan Mortgage Corp.		8.50%			01/01/25		259	281,469
Federal National Mortgage Assoc.		4.944%	(c	)	03/01/17		238	240,201
Federal National Mortgage Assoc.		5.00%			10/01/17-07/01/38		61,276	60,379,238
Federal National Mortgage Assoc.		5.028%	(c	)	04/01/24		80	80,175
Federal National Mortgage Assoc.		5.50%			04/01/11-09/01/37		218,868	218,580,724
Federal National Mortgage Assoc.		5.572%	(c	)	04/01/32		25	25,943
Federal National Mortgage Assoc.		5.607%	(c	)	01/01/25		8	8,517
Federal National Mortgage Assoc.		6.00%			04/01/12-05/01/38		154,700	156,832,552
Federal National Mortgage Assoc.		6.50%			09/01/36-12/01/37		2,599	2,667,717
Federal National Mortgage Assoc.		6.754%	(c	)	12/01/29		40	40,591
Government National Mortgage Assoc.		5.125%	(c	)	11/20/29		208	210,465
Government National Mortgage Assoc.		5.375(c )%			05/20/24-06/20/26		297	300,680
Government National Mortgage Assoc.		5.625(c )%			07/20/17-07/20/24		86	86,468
Government National Mortgage Assoc.		6.00%			TBA		1,000	1,014,688
Government National Mortgage Assoc.		6.50%			04/15/26-06/15/29		171	175,497
Government National Mortgage Assoc.		7.00%			01/15/24-08/15/25		56	57,559
Government National Mortgage Assoc.		8.00%			06/20/30-01/20/32		816	874,774

Government National Mortgage Assoc.		8.50%	10/15/29-01/15/31	235	255,285

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $489,332,567)					492,471,314

U.S. GOVERNMENT AGENCY OBLIGATION—1.4%

Federal Home Loan Bank (cost $14,828,105)		4.50%	06/12/13	14,800	14,985,089

U.S. TREASURY OBLIGATION — 4.3%

U.S. Treasury Notes (cost $46,088,711)		4.625%	07/31/09	45,000	46,023,030

TOTAL LONG-TERM INVESTMENTS (cost $1,077,301,665)					1,041,279,540

SHORT-TERM INVESTMENTS — 10.3%

COMMERCIAL PAPER(n)— 7.8%

Palisades (cost $4,290,592; purchased 06/25/08)(h)	A1(d)	3.58%	10/23/08	4,300	4,291,603
Societe Generale	A1+	2.77%	11/26/08	30,000	29,811,432
Unicredito Italian Bank (cost $49,797,917; purchased 08/27/08)(h)	A1(d)	2.91%	11/20/08	50,000	49,755,970

TOTAL COMMERCIAL PAPER (cost $83,959,242)					83,859,005

U.S. TREASURY OBLIGATIONS(k)(n)— 0.2%

U.S. Treasury Bills		1.60%	11/28/08	500	499,477
U.S. Treasury Bills		1.42%	12/04/08	500	499,364
U.S. Treasury Bills		1.695%	12/11/08	500	499,344
U.S. Treasury Bills		0.50%	12/26/08	500	499,205
U.S. Treasury Bills		1.42%	12/26/08	250	249,603

TOTAL U.S. TREASURY OBLIGATION (cost $2,244,322)					2,246,993

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.0%

Dryden Core Investment Fund — Taxable Money Market Series (cost $21,791,193)(w)	21,791,193	21,791,193

		Contracts/
		Notional
		Amounts
		(000)#
OPTIONS PURCHASED* — 0.3%

Call Options — 0.2%
Currency Option EUR vs. JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	117,395
Currency Option EUR vs. USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	139,460
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	139,460
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	214,183
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	320,459

Currency Option USD vs. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	35,703
expiring 03/31/2010 @ FX Rate 105.40		3,000	103,983
FNMA,
expiring 11/06/2008, Strike Price $106.00		158,500	—
Interest Rate Swap Options,
expiring 12/15/2008 @ 3.15%		48,600	205,727
expiring 12/15/2008 @ 3.15%		7,100	30,055
expiring 02/02/2009 @ 3.15%		17,700	89,637
expiring 02/02/2009 @ 3.50%		8,300	66,358
expiring 08/03/2009 @ 3.45%		6,400	48,311
expiring 08/03/2009 @ 3.45%		38,700	292,132
expiring 08/03/2009 @ 3.45%		5,900	44,537
expiring 08/03/2009 @ 3.85%		21,200	232,833

			2,080,233

Put Options — 0.1%
Currency Option EUR vs. JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	245,521
Currency Option EUR vs. USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	107,450
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	107,450
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	160,886
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	248,633
Currency Option USD vs. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	68,294
expiring 03/31/2010 @ FX Rate 105.40		3,000	207,084

			1,145,318

TOTAL OPTIONS PURCHASED (cost $2,951,071)			3,225,551

TOTAL SHORT-TERM INVESTMENTS (cost $110,945,828)			111,122,742

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT (o) 106.8% (cost $1,188,247,493)			1,152,402,282

			Principal
			Amount
			(000)#
SECURITIES SOLD SHORT — (9.2)%

U.S. Government Agency Mortgage-Backed Securities
Federal National Mortgage Assoc.	5.00%	TBA	$15,400	(15,289,305)
Federal National Mortgage Assoc.	5.50%	TBA	12,600	(12,698,431)
Federal National Mortgage Assoc.	5.50%	TBA	32,800	(32,707,766)
Federal National Mortgage Assoc.	6.00%	TBA	38,000	(38,486,856)

TOTAL SECURITIES SOLD SHORT (proceeds recieved $99,458,055)				(99,182,358)

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS WRITTEN* — (0.1)%
Call Options

Interest Rate Swap Options,
expiring 12/15/2008 @ 4.30%	16,200	(306,685)
expiring 12/15/2008 @ 4.30%	2,400	(45,435)
expiring 02/02/2009 @ 4.25%	5,900	(118,141)
expiring 02/02/2009 @ 4.60%	2,800	(87,369)
expiring 08/03/2009 @ 4.15%	2,800	(57,437)
expiring 08/03/2009 @ 4.40%	12,900	(361,999)
expiring 08/03/2009 @ 4.40%	2,000	(56,124)
expiring 08/03/2009 @ 4.55%	7,100	(231,247)

TOTAL OPTIONS WRITTEN (premium received $1,526,048)	(1,264,437)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT —97.5% (cost $1,087,263,390)	1,051,955,487
Other assets in excess of liabilities(x) — 2.5%	26,627,085

NET ASSETS — 100.0%	$1,078,582,572

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $102,621,802. The aggregate value of $98,628,285 is approximately 9.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $54,088,509. The aggregate market value of $54,047,573 is approximately 5.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2008, 2 securities representing $4,742,788 and 0.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
321	90 Day Euro Dollar	Mar 09	$77,324,888	$77,870,588	$545,700
350	90 Day Euro Dollar	Jun 09	84,021,875	84,840,000	818,125
2,590	90 Day Euro Dollar	Sep 09	621,808,075	627,265,625	5,457,550
3,184	90 Day Euro Dollar	Dec 09	764,974,637	768,617,600	3,642,963
1,289	10 Year U.S. Treasury Notes	Dec 08	149,624,922	147,751,625	(1,873,297)

					8,591,041

Short Positions:
645	2 Year Euro-Schatz	Dec 08	94,020,096	94,780,032	(759,936)

					$7,831,105 (1)

(1)	Cash of $8,995,000 has been segregated with the broker to cover requirements for open futures contracts as September 30, 2008.

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Brazilian Real,
Expiring 12/02/08	BRL	14,047	$7,566,330	$7,285,071	$(281,259)
British Pound,
Expiring 10/03/08	GBP	637	1,170,916	1,132,485	(38,431)
Chilean Peso,
Expiring 12/10/08	CLP	131,806	271,961	237,492	(34,469)
Expiring 05/06/09	CLP	994,839	2,082,343	1,768,737	(313,606)
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,227,000	2,251,474	24,474
Expiring 07/15/09	CNY	166,156	25,497,000	23,953,889	(1,543,111)
Euro,
Expiring 10/03/08	EUR	3,526	4,950,504	4,950,504	—
Japanese Yen,
Expiring 10/03/08	JPY	251,401	2,367,351	2,367,351	—
Expiring 10/20/08	JPY	529,185	4,895,464	4,992,474	97,010
Mexican Peso,
Expiring 11/19/08	MXN	104,437	9,825,294	9,487,444	(337,850)
Polish Zloty,
Expiring 05/07/09	PLZ	25,203	11,171,606	10,362,844	(808,762)
Russian Ruble,
Expiring 11/05/08	RUB	225,961	9,074,206	8,762,828	(311,378)
Expiring 05/06/09	RUB	97,946	4,030,811	3,723,328	(307,483)
Singapore Dollar,
Expiring 11/21/08	SGD	12,897	9,456,024	8,995,208	(460,816)
South African Rand,
Expiring 12/10/08	ZAR	10,130	1,234,862	1,203,533	(31,329)

			$95,821,672	$91,474,662	$(4,347,010)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 10/16/08	AUD	10,890	$9,352,768	$8,602,108	$750,660
Brazilian Real,
Expiring 12/02/08	BRL	14,047	8,016,652	7,285,070	731,582
British Pound,
Expiring 10/03/08	GBP	637	1,170,257	1,131,809	38,448
Expiring 11/03/08	GBP	14,750	26,796,326	26,288,249	508,077
Chilean Peso,
Expiring 05/06/09	CLP	968,800	2,000,000	1,722,442	277,558
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,234,011	2,251,474	(17,463)
Euro,
Expiring 10/03/08	EUR	3,526	5,161,006	4,963,890	197,116
Expiring 10/16/08	EUR	3,526	4,959,319	4,959,319	—
Japanese Yen,
Expiring 10/03/08	JPY	251,401	2,347,666	2,363,789	(16,123)
Expiring 10/16/08	JPY	364,744	3,438,000	3,438,000	—
Expiring 10/20/08	JPY	574,306	5,353,661	5,418,158	(64,497)
Expiring 11/05/08	JPY	251,401	2,380,917	2,380,917	—
Russian Ruble,
Expiring 11/05/08	RUB	214,200	9,000,000	8,306,720	693,280
Singapore Dollar,
Expiring 11/21/08	SGD	3,798,480	2,800,000	2,649,397	150,603

			$85,010,583	$81,761,342	$3,249,241

Interest rate swap agreements outstanding at September 30, 2008:

	Termination		Notional Amount#			Unrealized Appreciation
Counterparty	Date		(000)	Fixed Rate	Floating Rate	(Depreciation)
Barclays Bank PLC(1)	06/17/10		$21,000	4.00%	3 month LIBOR	$113,687
Barclays Bank PLC(1)	12/17/10		1,300	4.00%	3 month LIBOR	(15,917)
Barclays Bank PLC(2)	12/17/18		17,000	5.00%	3 month LIBOR	(652,143)
Citigroup, Inc.(2)	12/17/18		3,200	5.00%	3 month LIBOR	(74,863)
Citigroup, Inc.(2)	12/17/13		2,100	4.00%	3 month LIBOR	(10,588)
Credit Suisse International(1)	06/17/10		49,200	4.00%	3 month LIBOR	266,352
Deutsche Bank AG(1)	12/17/10		236,400	4.00%	3 month LIBOR	692,393
Deutsche Bank AG(2)	12/17/28		8,200	5.00%	3 month LIBOR	(409,641)
Merrill Lynch & Co.(1)	12/17/10		1,300	4.00%	3 month LIBOR	(16,006)
Merrill Lynch & Co.(2)	12/17/38		24,100	5.00%	3 month LIBOR	(2,032,922)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		7,300	5.00%	3 month LIBOR	(188,632)
Royal Bank of Scotland PLC(1)	06/17/10		184,900	4.00%	3 month LIBOR	638,221
Royal Bank of Scotland PLC(2)	12/17/18		282,600	5.00%	3 month LIBOR	(5,776,030)
Royal Bank of Scotland PLC(2)	12/17/13		14,400	4.00%	3 month LIBOR	(231,348)
Royal Bank of Scotland PLC(2)	12/17/38		3,000	5.00%	3 month LIBOR	(185,897)
Citigroup, Inc.(1)	09/15/09	AUD	58,300	7.00%	3 month Australian Bank Bill rate	67,619
UBS AG(1)	06/15/10	AUD	109,400	7.00%	3 month Australian Bank Bill rate	430,547
Deutsche Bank AG(1)	01/15/10	AUD	15,100	6.50%	6 month Australian Bank Bill rate	(50,943)
BNP Paribas(1)	03/18/11	EUR	8,900	4.50%	6 month EURIBOR	358
Credit Suisse International(1)	03/18/14	EUR	3,700	4.50%	6 month EURIBOR	(689)
Goldman Sachs Capital Markets, L.P.(1)	09/19/10	EUR	16,000	4.00%	6 month EURIBOR	(127,457)
Goldman Sachs Capital Markets, L.P.(1)	03/19/10	EUR	117,200	4.50%	6 month EURIBOR	(483,607)
BNP Paribas(1)	03/15/12	EUR	5,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(188,451)
Barclays Bank PLC(1)	09/15/10	GBP	9,400	5.00%	6 month LIBOR	(77,826)
Barclays Bank PLC(1)	03/18/14	GBP	43,800	5.00%	6 month LIBOR	937,046
Barclays Bank PLC(2)	03/18/39	GBP	11,900	4.50%	6 month LIBOR	(359,123)
Barclays Bank PLC(2)	12/15/35	GBP	3,700	4.00%	6 month LIBOR	34,927
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000	5.00%	6 month LIBOR	38,318

						$(7,662,615)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2008:

	Termination	Notional Amount#			Unrealized Appreciation
Counterparty	Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection:
Royal Bank of Scotland PLC(1)	12/20/08	$9,000	0.55%	Deutsche Bank, 5.50%, due 05/18/11	$(18,944)
Deutsche Bank AG(1)	06/20/13	1,100	1.55%	Dow Jones CDX IG 10 5Y Index	9,187
Deutsche Bank AG(1)	12/20/12	2,800	0.71%	Dow Jones CDX IG 9 5Y Index	36,827
Deutsche Bank AG(1)	12/20/12	4,200	0.70%	Dow Jones CDX IG 9 5Y Index	53,699
Deutsche Bank AG(1)	12/20/12	19,400	0.72%	Dow Jones CDX IG 9 5Y Index	264,069
Deutsche Bank AG(1)	12/20/12	5,300	0.71%	Dow Jones CDX IG 9 5Y Index	69,152
Deutsche Bank AG(1)	06/20/10	3,000	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	(260,262)
Goldman Sachs Capital Markets, L.P.(1)	06/20/09	2,400	0.75%	General Electric Capital Corp., 6.00%, due 06/15/12	(109,102)
Merrill Lynch & Co., Inc.(1)	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(2,393,766)
Barclays Bank PLC(1)	12/20/08	1,600	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	1,732
Royal Bank of Scotland PLC(1)	12/20/08	1,700	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(2,426)
Deutsche Bank AG(1)	12/20/08	700	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(946)
Barclays Bank PLC(1)	12/20/08	700	0.26%	Republic of Panama, 8.875%, due 09/30/27	(467)
Deutsche Bank AG(1)	12/20/08	900	0.25%	Republic of Panama, 8.875%, due 09/30/27	(647)
Deutsche Bank AG(1)	12/20/08	700	0.33%	Republic of Peru, 8.75%, due 11/21/33	550
Barclays Bank PLC(1)	12/20/08	700	0.72%	Ukraine Government, 7.65%, due 06/11/13	(5,582)
Barclays Bank PLC(1)	12/20/08	1,700	0.71%	Ukraine Government, 7.65%, due 06/11/13	(13,644)
Deutsche Bank AG(1)	12/20/08	1,700	0.72%	Ukraine Government, 7.65%, due 06/11/13	(13,557)

					$(2,384,127)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

		Notional Amount#			Unrealized
Counterparty	Termination Date	(000)	Fixed Rate	Reference Entity/Obligation	Appreciation
Buy Protection:
Deutsche Bank AG(2)	06/20/13	$8,900	1.55%	Dow Jones CDX IG 10 5Y Index	$58,895
Morgan Stanley Capital Services, Inc.(2)	06/20/13	3,400	1.55%	Dow Jones CDX IG 10 5Y Index	33,117

					$92,012

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the reference entity defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$21,791,193	$7,831,105
Level 2 - Other Significant Observable Inputs — Long	1,125,868,301	(11,052,499)
Level 2 - Other Significant Observable Inputs — Short	(100,446,795)	—
Level 3 - Significant Unobservable Inputs	4,742,788	—

Total	$1,051,955,487	$(3,221,394)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$13,726
Accrued discounts/premiums	—
Realized gain (loss)	(67,938)
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	4,797,000
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$4,742,788

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 151.0%

ASSET-BACKED SECURITIES — 9.7%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	3.287%	(c)	10/25/36	$1,344	$1,331,026
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	3.267%	(c)	10/25/36	3,000	2,904,530
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	3.257%	(c)	12/25/36	1,467	1,381,161
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	3.257%	(c)	09/25/36	663	656,331
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	3.482%	(c)	09/25/34	1,101	963,063
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	3.688%	(c)	12/16/13	36,360	35,714,985
BA Credit Card Trust, Series 2008-A7, Class A7	Aaa	3.188%	(c)	12/15/14	29,860	28,530,000
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aa1	3.287%	(c)	10/25/36	1,513	1,453,036
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	3.307%	(c)	05/25/37	10,578	9,672,952
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	2.598%	(c)	02/15/11	9,300	9,293,117
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1	Aaa	3.257%	(c)	11/25/36	329	323,140
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	3.317%	(c)	03/25/37	10,294	9,637,229
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	3.257%	(c)	01/25/37	323	321,623
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	3.317%	(c)	10/25/46	2,111	2,065,570
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	3.257%	(c)	12/25/46	630	614,989
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	3.257%	(c)	05/25/47	2,332	2,257,457
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	3.257%	(c)	05/25/37	16,308	15,867,912
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	3.277%	(c)	06/25/37	3,243	3,121,415
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	3.287%	(c)	06/25/37	2,919	2,795,583
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aa2	3.307%	(c)	09/25/37	9,087	8,516,735
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	3.287%	(c)	10/25/37	9,802	9,278,503
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	3.267%	(c)	11/25/36	3,567	3,426,099
EMC Mortgage Loan Trust, Series 2001-A, Class A,144A (original cost $3,941,339; purchased 06/28/01)(f)(g)	Aaa	3.577%	(c)	05/25/40	3,941	3,275,137
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	3.447%	(c)	06/25/32	2,701	2,487,723
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	3.257%	(c)	11/25/36	5,293	4,977,722
First NLC Trust, Series 2007-1, Class A1,144A (original cost $13,507,574; purchased 06/22/07)(f)(g)	Aaa	3.277%	(c)	08/25/37	13,508	12,595,813
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	3.688%	(c)	12/15/10	33,820	33,582,181
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aa2	3.277%	(c)	02/25/37	1,049	1,017,112
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	3.267%	(c)	01/25/37	2,943	2,770,222
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa	3.247%	(c)	08/25/36	1,031	998,361
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	3.478%	(c)	01/20/34	6,971	6,029,095
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	3.258%	(c)	03/20/36	1,794	1,739,413
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Aa2	3.257%	(c)	12/25/36	1,978	1,836,385
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	3.267%	(c)	04/25/37	1,779	1,735,598

JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	3.257%	(c)	10/25/36	20,147	19,069,258
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	3.257%	(c)	08/25/36	924	887,832
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	3.287%	(c)	03/25/37	5,291	4,934,742
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Aa2	3.267%	(c)	04/25/37	5,773	5,313,508
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	3.277%	(c)	05/25/46	658	640,314
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	3.287%	(c)	11/25/46	4,307	4,115,462
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	3.487%	(c)	10/25/34	127	97,333
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	3.267%	(c)	11/25/36	2,861	2,796,126
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $12,822,750; purchased 06/26/08)(f)(g)	Aaa	2.986%	(c)	07/09/21	13,900	12,677,836
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	3.277%	(c)	08/25/36	5,520	5,368,882
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	3.257%	(c)	10/25/36	1,104	1,053,524
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	3.247%	(c)	10/25/36	1,264	1,230,246
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	3.519%	(c)	10/25/34	6,028	5,081,031
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	3.287%	(c)	10/25/36	2,389	2,226,590
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa	3.267%	(c)	10/25/36	243	238,563
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	3.277%	(c)	11/25/36	2,230	2,189,629
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	3.277%	(c)	02/25/37	8,399	7,875,810
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	3.317%	(c)	04/25/37	7,867	7,274,241
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	3.267%	(c)	10/25/46	1,106	1,088,274
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	A3	3.267%	(c)	12/25/36	466	431,065
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	2.784%	(c)	02/15/15	5,408	5,379,269
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	2.79%	(c)	10/25/18	5,600	5,560,080
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	3.257%	(c)	10/25/36	653	645,413
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1,144A (original cost $895,155; purchased 07/27/07)(f)(g)	Aaa	3.267%	(c)	11/25/36	897	857,790
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa	3.287%	(c)	06/25/37	6,823	6,558,301
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	3.257%	(c)	10/25/36	3,381	3,208,880
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	3.257%	(c)	01/25/37	1,595	1,530,589

TOTAL ASSET-BACKED SECURITIES (cost $346,782,000)						331,501,806

BANK LOANS(c) — 0.9%

Chrysler Financial, Term, 144A (original cost $18,810,000; purchased 07/31/07)(f)(g)	BA-(d)	6.82%		08/03/14	19,800	13,300,650
Davita, Inc., Term B1 (original cost $3,825,033; purchased 05/31/07 - 08/29/08)(f)(g)	BA+(d)	5.21%		10/05/12	3,821	3,433,238
Davita, Inc., Term B1 (original cost $192,352; purchased 05/31/07)(f)(g)	BA+(d)	4.32%		10/05/12	192	172,183
Davita, Inc., Term B1 (original cost $2,240,512; purchased 11/05/07)(f)(g)	BA+(d)	4.30%		10/05/12	2,238	2,010,749
Davita, Inc., Term B1 (original cost $288,528; purchased 05/31/07)(f)(g)	BA+(d)	5.27%		10/05/12	287	258,274

NRG Energy, Inc., Term B (original cost $10,435,844; purchased 02/07/08, 09/12/08)(f)(g)	BA+(d)	5.26%		02/01/13	11,285	9,886,533
RH Donnelley, Inc. (original cost $188,922; purchased 02/28/08, 08/06/08)(f)(g)	BA+(d)	6.75%		06/30/11	189	166,062
RH Donnelley, Inc., Term BI (original cost $1,295,921; purchased 12/28/07)(f)(g)	BA+(d)	6.75%		06/30/11	1,293	1,131,731
RH Donnelley, Inc., Term D (original cost $2,153,977; purchased 10/19/07)(f)(g)	BA+(d)	6.75%		06/30/11	2,149	1,879,772
RH Donnelley, Inc., Term D (original cost $210,999; purchased 05/24/07)(f)(g)	BA+(d)	7.52%		06/30/11	210	183,076

TOTAL BANK LOANS (cost $39,899,548)						32,422,268

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.6%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,438	2,674,744
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Aaa	5.139%	(c)	09/25/35	6,795	5,384,154
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39%	(c)	02/25/45	1,684	1,127,850
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.135%	(c)	05/25/35	2,844	2,419,763
Banc of America Funding Corp., Series 2006-J, Class 4A1	AAA(d)	6.129%	(c)	01/20/47	2,923	1,976,017
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	413	390,304
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.519%	(c)	07/25/34	4,650	4,371,242
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.60%	(c)	02/25/33	431	376,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	6.753%	(c)	02/25/33	278	275,761
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa	6.792%	(c)	01/25/34	30	21,935
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa	4.837%	(c)	01/25/34	540	481,521
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Aaa	5.071%	(c)	11/25/34	10,261	9,771,068
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa	4.959%	(c)	01/25/35	4,496	4,075,407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa	4.125%	(c)	03/25/35	49,207	45,706,489
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55%	(c)	08/25/35	59,334	56,656,510
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aaa	5.048%	(c)	12/25/33	4,715	4,331,194
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Aaa	5.37%	(c)	05/25/35	3,766	3,196,839
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.504%	(c)	09/25/35	1,942	1,563,644
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	3.367%	(c)	02/25/34	4,182	2,557,772
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA	5.201%		12/11/38	24,597	21,291,963
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	3.297%	(c)	06/25/47	2,935	2,791,669
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	335,300
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	4.639%	(c)	01/26/36	7,386	5,877,348
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.772%	(c)	12/26/46	4,039	3,213,214
Bear Sterns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.04%	(c)	04/25/33	187	160,543
Bear Sterns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aaa	4.666%	(c)	07/25/34	4,027	3,796,338
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Aaa	4.683%	(c)	08/25/35	10,463	7,889,173
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	2,700	2,338,367

Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	3.387%	(c)	05/25/47	4,378	2,658,747
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	280	280,102
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.797%	(c)	11/25/34	6,432	5,641,469
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aaa	4.727%	(c)	02/20/35	11,537	10,240,711
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.25%	(c)	02/20/36	1,072	830,473
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A,144A (original cost $94,807; purchased 07/30/07)(f)(g)	Aaa	3.076%	(c)	03/25/32	95	86,757
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	927	952,140
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	296	316,306
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	273	293,961
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	89	93,028
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	198	201,332
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	1,265	1,275,112
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	6,953	6,777,979
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	221	214,218
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16	117	117,265
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.668%	(c)	05/25/35	725	747,402
Fannie Mae, Series 2006-118, Class A1	Aaa	3.267%	(c)	12/25/36	2,726	2,625,199
Fannie Mae, Series 2007-73, Class A1	Aaa	3.267%	(c)	07/25/37	10,602	9,730,771
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	4.278%	(c)	02/25/45	349	316,591
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	3.247%	(c)	12/25/36	12,865	12,376,453
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.357%	(c)	08/25/35	2,132	1,840,977
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,164	2,245,917
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	5,967	6,176,522
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	402	409,655
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,272,088
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,216,022
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	512,392
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	101	100,984
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	176	176,053
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	895,261
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	38	37,973
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	591,491
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	391	391,375
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,526	8,472,405
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	8,022	8,018,283
Freddie Mac, Series 3149, Class LF	Aaa	2.788%	(c)	05/15/36	3,684	3,564,832
Freddie Mac, Series 3335, Class AF	Aaa	2.638%	(c)	10/15/20	56,002	54,704,939
Freddie Mac, Series 3335, Class BF	Aaa	2.638%	(c)	07/15/19	9,105	8,949,406
Freddie Mac, Series 3335, Class FT	Aaa	2.638%	(c)	08/15/19	41,359	40,420,672
Freddie Mac, Series 3346, Class FA	Aaa	2.718%	(c)	02/15/19	38,365	37,373,565
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	3.287%	(c)	10/25/46	4,629	3,977,270
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	3.287%	(c)	01/25/47	5,449	5,175,422
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	5.454%	(c)	10/25/33	4,356	4,248,268
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	676,089
GS Mortgage Securities Corp II, Series 2007-GG10, Class A4	Aaa	5.993%	(c)	08/10/45	3,000	2,561,241
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.513%	(c)	06/25/34	2,560	2,287,318
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.248%	(c)	11/25/35	7,611	6,541,249
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	3.25%	(c)	05/19/35	864	557,171
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Aaa	5.145%	(c)	07/19/35	5,503	4,785,135

Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	3.12%	(c)	01/19/38	5,653	5,203,851
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	5.184%	(c)	01/25/32	30	24,608
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.048%	(c)	12/25/34	1,963	1,600,472
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	3.297%	(c)	11/25/46	2,685	2,522,582
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	498,554
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	1,100	937,599
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.021%	(c)	02/25/35	2,400	2,108,776
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AAA	5.866%	(c)	09/15/45	20,000	17,138,450
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788%	(c)	11/21/34	3,625	3,583,985
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Aaa	3.287%	(c)	05/25/37	3,972	3,709,281
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51	2,300	1,929,125
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	5.279%	(c)	05/25/33	4,577	4,176,830
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	3.417%	(c)	02/25/36	1,919	1,556,273
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	4.709%	(c)	12/25/34	753	699,258
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	4.207%	(c)	10/25/35	692	628,463
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	3.457%	(c)	11/25/35	3,275	2,847,875
Morgan Stanley Capital I, Series 2007-T25, Class AM	Aaa	5.544%	(c)	11/12/49	1,600	1,233,263
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	3.607%	(c)	02/25/34	923	842,364
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	3.607%	(c)	02/25/19	175	166,170
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Aaa	5.207%	(c)	09/25/35	7,086	6,087,861
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	53	57,538
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.344%	(c)	01/25/35	7,533	5,495,627
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Aaa	5.535%	(c)	08/25/35	1,313	1,060,826
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	3.307%	(c)	09/25/47	9,810	9,357,260
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	5.957%	(c)	02/25/32	76	68,771
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Aaa	4.51%	(c)	01/25/34	862	822,559
Structured Asset Securities Corp., Series 2006-11, Class A1,144A (original cost $3,572,503; purchased 10/24/06)(f)(g)	AAA(d)	5.034%	(c)	10/25/35	3,591	3,041,747
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	3.327%	(c)	09/25/46	9,551	8,947,220
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	3.317%	(c)	11/25/46	4,050	3,883,031
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	392	357,829
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	3.497%	(c)	10/25/45	762	481,627
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	41,116	33,117,107
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95%	(c)	03/25/36	4,762	4,206,696
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.992%	(c)	12/25/34	6,922	6,283,815
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.95%	(c)	01/25/35	8,696	7,874,936

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $648,138,964)						601,560,937

CORPORATE OBLIGATIONS — 38.6%

Airlines
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14	706	323,828
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12	2,660	24,608
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12	234	2,045

						350,481

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.249%	(c)	03/13/09	9,100	9,060,615
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.241%	(c)	08/03/09	5,100	5,077,132
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.169%	(c)	03/13/09	3,400	3,387,508

						17,525,255

Automotive Parts — 0.1%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $5,000,000; purchased 10/11/07)(f)(g)	Caa1	11.00%		11/01/15	5,000	4,350,000

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China) (original cost $592,806; purchased 07/14/05)(f)(g)	A1	4.875%		07/21/15	600	561,277

Beverages — 0.3%
Diageo Capital Co. PLC, Gtd. Notes, MTN (United Kingdom)	A3	2.903%	(c)	11/10/08	8,100	8,090,499

Biotechnology — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	A+(d)	2.889%	(c)	11/28/08	7,200	7,180,394
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18	24,800	24,216,084

						31,396,478

Electric — 0.8%
Ohio Power Co., Sr. Unsec’d. Notes	A3	4.388%	(c)	04/05/10	16,030	15,724,965
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A3	5.30%		05/01/18	13,500	12,608,447

						28,333,412

Financial — Bank & Trust — 10.2%
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	5.50%		04/16/13	9,100	8,328,557
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	6.00%		09/13/17	500	417,579
American Express Centurion Bank, Sr. Unsec’d. Notes	Aa3	6.00%		09/13/17	500	418,401
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	3,700	3,148,504
ANZ National International Ltd., Bank Gtd. Notes, 144A (United Kingdom) (original cost $12,201,170; purchased 08/01/06, 09/26/06)(f)(g)	Aa2	2.843%	(c)	08/07/09	12,200	12,168,036
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	2.918%	(c)	11/06/09	3,700	3,617,542
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Aa2	3.076%	(c)	09/18/09	6,000	5,966,850
Bank of America Corp., Jr. Sub. Notes	A1	8.00%	(c)	12/29/49	44,500	35,238,081
Bank of America Corp., Jr. Sub. Notes	A1	8.125%	(c)	12/29/49	79,100	63,908,054
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	1,900	1,583,489
Bank of America NA, Sr. Unsec’d. Notes	Aaa	2.876%	(c)	12/18/08	500	498,941
Bank of Ireland, Foreign Gov’t. Gtd. Bonds, MTN (Ireland)	Aa2	2.926%	(c)	12/18/09	15,900	15,747,296
Bank of Scotland PLC, Bank Gtd. Notes, MTN (United Kingdom) (original cost $8,400,000; purchased 07/11/06)(f)(g)	Aa1	2.829%	(c)	07/17/09	8,400	8,347,878
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa1	5.45%		09/12/12	63,200	63,019,122
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $14,700,000; purchased 04/18/08)(f)(g)	Aa2	7.70%	(c)	04/29/49	14,700	12,067,312
China Development Bank, Unsec’d. Notes (China)	A1	5.00%		10/15/15	600	565,475
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	3.19%	(c)	04/23/09	5,500	5,408,606
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	3.476%	(c)	06/26/09	5,400	5,273,591
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	3,700	3,134,399
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $6,100,000; purchased 05/23/07)(f)(g)	Aa1	2.809%	(c)	05/28/09	6,100	6,074,417
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $7,000,000; purchased 05/23/07)(f)(g)	Aa1	2.859%	(c)	05/28/10	7,000	6,938,610
DBS Bank Ltd., Sub. Notes, 144A (Singapore) (original cost $1,000,000; purchased 05/11/07)(f)(g)	Aa2	3.027%	(c)	05/16/17	1,000	849,800
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	11,000	10,392,437

DnB Nor Bank ASA, Sr. Notes, 144A (Norway) (original cost $5,401,382; purchased 11/14/06)(f)(g)	Aa1	2.858%	(c)	10/13/09	5,400	5,391,322
Export-Import Bank of Korea, Notes (South Korea)	Aa3	2.901%	(c)	06/01/09	8,700	8,629,356
Fifth Third Bancorp, Sub. Notes	A2	8.25%		03/01/38	4,200	3,185,767
FleetBoston Financial Corp., Sub. Notes	Aa3	7.375%		12/01/09	20,000	20,366,520
HBOS PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $700,000; purchased 09/22/05)(f)(g)	A1	5.92%	(c)	09/29/49	700	412,837
HSBC Bank USA, Sr. Notes	Aa2	2.957%	(c)	06/10/09	3,300	3,282,418
HSBC Finance Corp., Notes, MTN	Aa3	2.954%	(c)	12/05/08	4,800	4,775,928
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.846%	(c)	10/21/09	4,200	3,984,616
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	4,224,111
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37	3,700	3,146,720
RBS Capital Trust I, Bank Gtd. Notes	A1	4.709%	(c)	12/29/49	3,200	2,630,528
Residential Capital LLC, Sr. Unsec’d. Notes	Ca	5.912%	(c)	05/22/09	8,100	3,645,000
Resona Bank Ltd., Notes, 144A (Japan) (original cost $899,370; purchased 09/08/05)(f)(g)	A2	5.85%	(c)	09/29/49	900	661,936
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	A1	7.64%	(c)	03/31/49	10,200	7,599,184
State Street Capital Trust IV, Gtd. Notes	A1	3.819%	(c)	06/01/77	1,100	725,547
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	2.919%	(c)	09/15/09	3,100	3,081,970

						348,856,737

Financial Services — 19.4%
Allstate Life Global Funding Trusts, Notes, MTN	Aa2	5.375%		04/30/13	6,500	6,274,736
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	3.986%	(c)	03/02/09	6,000	5,873,940
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	4.20%	(c)	11/09/09	9,100	8,604,250
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%		05/02/13	6,000	5,529,894
American Honda Finance Corp., Bonds, MTN (original cost $13,612,920; purchased 03/07/07)(f)(g)	Aa3	2.874%	(c)	03/09/09	13,600	13,563,103
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.901%	(c)	08/21/09	23,200	22,965,657
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.927%	(c)	05/18/10	18,800	18,416,781
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.999%	(c)	11/28/11	6,012	5,766,734
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	3.061%	(c)	07/16/09	3,200	3,185,469
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	3.852%	(c)	03/30/09	5,600	5,571,339
C8 Capital SPV Ltd., Notes, 144A (Mexico) (original cost $27,700,000; purchased 02/06/07)(f)(g)	BBB-(d)	6.64%	(c)	12/29/49	27,700	25,885,373
Caelus Re Ltd., Notes, 144A (original cost $3,200,000; purchased 06/20/08)(f)(g)	BB+(d)	9.061%	(c)	06/07/11	3,200	3,120,472
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.37%	(c)	10/09/09	22,100	21,997,588
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	2.867%	(c)	05/18/09	13,300	13,281,340
CCCA LLC, Asset Backed, 144A (original cost $167,334; purchased 05/21/02)(f)(g)	AAA(d)	7.80%		10/15/08	153	153,106
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	2.946%	(c)	01/30/09	5,200	4,684,862
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	3.213%	(c)	12/19/08	5,100	5,041,447
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	2.927%	(c)	08/17/09	5,500	4,425,212
Citigroup Capital XXI, Gtd. Notes	A1	8.30%	(c)	12/21/77	16,200	12,069,988
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.805%	(c)	12/08/08	2,100	2,089,905
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.916%	(c)	03/17/09	5,100	5,030,084
Citigroup, Inc., Jr. Sub. Notes	A2	8.40%	(c)	04/29/49	52,200	35,530,452
Citigroup, Inc., Sub. Notes	A1	6.125%		08/25/36	11,000	7,145,116
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.954%	(c)	06/09/09	10,459	10,274,953
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.836%	(c)	01/30/09	3,000	2,968,302
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	3.799%	(c)	12/28/09	8,100	7,838,273
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	3.809%	(c)	12/26/08	7,300	7,248,988
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.30%		10/17/12	2,400	2,136,538
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		08/27/12	5,900	5,298,418
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13	23,000	20,075,803
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.85%		07/02/13	1,600	1,403,504
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $22,041,435; purchased 09/13/07)(f)(g)	A2	6.80%		09/15/37	22,100	21,693,272

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.70%		01/15/10		1,100	842,420
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.80%		01/12/09		1,900	1,804,001
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11		200	127,179
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		10/28/09		5,400	4,341,416
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11		200	132,896
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%		06/15/10		760	580,128
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.625%		11/01/10		400	283,648
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.268%	(c)	10/06/10		1,700	1,672,654
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.825%	(c)	10/26/09		1,300	1,291,436
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.874%	(c)	08/15/11		6,400	6,250,643
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	4.248%	(c)	01/05/09		1,200	1,197,018
General Electric Capital Corp., Sub. Notes	Aa1	6.375%	(c)	11/15/67		33,100	26,783,593
General Electric Capital Corp., Sub. Notes, 144A (original cost $33,100,000; purchased 11/06/07)(f)(g)	Aa1	5.50%	(c)	09/15/67	EUR	33,000	27,179,832
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.00%		12/15/11		1,000	444,639
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	3.25%	(c)	12/23/08		2,300	2,266,475
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18		21,700	17,901,719
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.15%		04/01/18		7,800	6,485,809
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.25%		09/01/17		16,400	13,730,064
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.887%	(c)	11/16/09		3,900	3,608,331
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.893%	(c)	11/10/08		5,700	5,659,222
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.129%	(c)	07/23/09		4,640	4,398,451
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%		01/15/17		5,400	3,832,850
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	6.00%		01/15/18		5,500	5,015,296
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa2	2.842%	(c)	05/07/10		10,000	9,872,160
JPMorgan Chase Bank NA, Sub. Notes	Aa1	6.00%		10/01/17		11,800	10,815,727
JPMorgan Chase Capital XX, Gtd. Notes	Aa3	6.55%		09/15/66		1,000	735,283
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	2.52%	(c)	11/24/08		16,490	2,061,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	2.851%	(c)	12/23/08		2,300	287,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	2.878%	(c)	04/03/09		2,300	287,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	2.907%	(c)	11/16/09		14,300	1,787,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	2.951%	(c)	05/25/10		5,800	725,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.053%	(c)	11/10/09		3,500	437,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.905%	(c)	07/18/11		3,900	487,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	5.625%		01/24/13		6,200	775,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	6.20%		09/26/14		2,600	325,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	6.875%		05/02/18		3,300	412,500
Longpoint Re Ltd., Notes, 144A (Cayman Islands) (original cost $3,100,000; purchased 04/27/07)(f)(g)	BB+(d)	8.069%	(c)	11/08/11		3,100	3,146,229
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		16,800	14,863,800
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.40%		08/28/17		18,800	16,260,515
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.839%	(c)	10/23/08		6,900	6,895,722
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.853%	(c)	05/08/09		6,400	6,229,037
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.886%	(c)	01/30/09		7,100	6,929,493
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.893%	(c)	12/04/09		4,900	4,660,179
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.894%	(c)	08/14/09		5,100	4,918,460
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	3.00%	(c)	07/25/11		6,900	5,962,035
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,375,479
Morgan Stanley, Sr. Unsec’d. Notes	A1	3.228%	(c)	11/21/08		4,600	4,538,581
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	4.904%	(c)	05/14/10		13,300	9,709,545
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	6.25%		08/28/17		20,900	12,958,857
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes (Cayman Islands)	A2	6.346%	(c)	07/29/49		900	681,128

Mystic Re Ltd., Notes, 144A (Cayman Islands) (original cost $2,200,000; purchased 05/23/07)(f)(g)	BB-(d)	12.811%	(c)	06/07/11	2,200	2,237,870
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $5,600,000; purchased 09/06/06)(f)(g)	Aa1	2.858%	(c)	09/11/09	5,600	5,585,188
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $19,785,765; purchased 10/18/07 - 11/01/07)(f)(g)	Aa2	6.671%	(c)	10/29/49	19,800	18,456,471
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $10,200,000; purchased 11/21/06)(f)(g)	Aa1	2.874%	(c)	11/20/09	10,200	10,102,039
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	2.94%	(c)	07/27/09	22,000	19,364,664
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands) (original cost $4,600,000; purchased 12/13/06)(f)(g)	A2	6.078%	(c)	01/29/49	4,600	3,284,630
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,498,140; purchased 03/13/07)(f)(g)	Baa2	6.125%		03/20/12	1,500	1,185,000
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes, 144A (Ireland) (original cost $2,300,000; purchased 07/13/08)(f)(g)	A2	8.70%		08/07/18	2,300	2,058,827
UBS AG, Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18	5,100	4,435,725
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	3.714%	(c)	05/05/10	8,400	8,363,813
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243%	(c)	05/29/49	8,100	6,241,374
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.75%		07/15/13	400	419,403
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A (original cost $3,199,040; purchased 05/03/07)(f)(g)	Baa2	5.875%	(c)	05/09/62	3,200	2,182,720

						665,030,823

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	A3	2.895%	(c)	10/18/11	900	534,201
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15	800	431,262
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11	200	127,271
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12	2,600	1,603,106
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	300	150,584
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,400,572; purchased 07/18/06)(f)(g)	A3	2.538%	(c)	06/16/09	4,400	2,640,000
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,836,000; purchased 09/25/08)(f)(g)	A3	8.25%		08/15/18	6,200	3,602,033
Monumental Global Funding Ltd., Notes, 144A (Cayman Islands) (original cost $4,498,065; purchased 04/18/08)(f)(g)	Aa3	5.50%		04/22/13	4,500	4,398,075
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.30%		04/24/13	6,300	6,280,218
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.55%		04/27/15	9,100	9,030,740
Residental Reinsurance 2007 Ltd., Notes, 144A (original cost $1,400,000; purchased 05/16/07)(f)(g)	B+(d)	13.061%	(c)	06/07/10	1,400	1,439,919

						30,237,409

Machinery & Equipment — 0.2%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $7,403,330; purchased 09/20/06)(f)(g)	A1	2.854%	(c)	08/14/09	7,400	7,392,163

Media — 1.2%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,290,501
Time Warner, Inc., Gtd. Notes	Baa2	3.034%	(c)	11/13/09	24,326	23,355,271
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	2.917%	(c)	09/10/09	15,170	15,142,451

						39,788,223

Medical Supplies & Equipment — 0.2%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	2,658,509
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	2,581,608

						5,240,117

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A (original cost $695,072; purchased 10/19/06)(f)(g)	Aa3	6.15%		10/24/36		700	622,769
Vale Overseas Ltd., Gtd. Notes	Baa2	6.25%		01/23/17		1,200	1,121,328
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36		1,200	1,068,128

							2,812,225

Oil & Gas — 1.1%
BP AMI Leasing, Inc., Gtd. Notes, 144A (original cost $6,400,000; purchased 06/21/07)(f)(g)	Aa1e	3.486%	(c)	06/26/09		6,400	6,400,147
Citigroup Global Markets Deutschland AG for OAO Gazprom, Sec’d. Notes (Germany)	A3	10.50%		10/21/09		6,400	6,432,000
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32		9,200	7,699,968
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg) (original cost $1,100,000; purchased 11/17/06)(f)(g)	A3	6.212%		11/22/16		1,100	869,836
Gaz Capital SA, Gtd. Notes, 144A (Luxembourg) (original cost $1,900,000; purchased 04/02/08)(f)(g)	A3	7.343%		04/11/13		1,900	1,719,500
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $7,200,000; purchased 04/02/08)(f)(g)	A3	8.146%		04/11/18		7,200	6,300,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A (original cost $6,700,000; purchased 12/14/07)(f)(g)	Baa3	6.514%		12/15/12		6,700	6,710,854
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $456,318; purchased 07/14/08)(f)(g)	Baa1	5.265%		06/15/11		456	451,864
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (original cost $1,600,000; purchased 08/04/05)(f)(g)	Aa2	5.298%		09/30/20		1,600	1,431,856

							38,016,025

Real Estate — 0.3%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia) (original cost $12,302,011; purchased 09/21/06)(f)(g)	A2	5.70%		10/01/16		12,330	10,622,837

Retail & Merchandising — 0.9%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	2.899%	(c)	07/30/10		11,800	11,745,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	19,285,400

							31,030,400

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.894%	(c)	02/05/10		3,700	3,686,362
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.014%	(c)	11/14/08		3,400	3,391,571
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,628,600
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	993,840
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	3.39%	(c)	03/23/09		16,800	16,716,924
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	143,055
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950	6,578,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	3.395%	(c)	07/18/11		6,900	6,439,377
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	3.504%	(c)	06/19/09		6,700	6,660,637
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900	936,531

							47,175,147

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	3,882,203

TOTAL CORPORATE OBLIGATIONS (cost $1,536,616,680)							1,320,691,711

FOREIGN GOVERNMENT BONDS — 0.8%
Korea Development Bank, Notes (South Korea)	Aa3	4.348%	(c)	04/03/10		24,700	24,412,196
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	2,954,648
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		05/30/22		800	692,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,132,222)							28,058,844

MUNICIPAL BONDS — 2.1%

California — 1.0%
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	Zero		06/01/37	22,700	12,011,251
State of California, General Obligation Bond	A1	5.00%		12/01/37	24,000	21,686,160

						33,697,411

Florida — 0.3%
State of Florida, General Obligation Bond	Aa1	5.25%		07/01/37	13,600	12,959,712

Illinois — 0.4%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.30%		12/01/21	500	510,040
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40	11,800	12,361,588
State of Illinois, General Obligation Bond	Aa3	4.95%		06/01/23	570	543,643

						13,415,271

Nevada
Truckee Meadows Water Authority, Revenue Bonds, Series A	A1	5.00%		07/01/36	195	174,081

New Jersey — 0.1%
City of Trenton, General Obligation Bond (FSA Insured)	Aaa	4.80%		04/01/14	990	991,584
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	A2	4.81%		05/15/14	1,000	936,840

						1,928,424

New Mexico
Jicarilla Apache Nation, Revenue Bonds	NR	3.85%		12/01/08	220	220,484

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bonds, Series B (AMBAC Insured)	Aa3	3.35%		06/15/10	1,020	1,005,526

Wisconsin — 0.3%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Baa3	6.00%		06/01/17	10,100	10,259,782
Wisconsin State General, Revenue Bond	Aaa	5.70%		05/01/26	510	491,839

						10,751,621

TOTAL MUNICIPAL BONDS (cost $77,806,964)						74,152,530

					Shares
PREFERRED STOCKS — 0.2%

Financial — Bank & Trust — 0.1%
Bank of America Corp., 7.25%, CVT					3,000	2,514,000

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT					422,000	3,624,980

TOTAL PREFERRED STOCKS (cost $34,650,000)						6,138,980

					Principal
					Amount
					(000)#
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 79.9%
Federal Home Loan Mortgage Corp.		4.895	%(c)	11/01/35	$2,223	2,199,550
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-01/01/37	4,258	4,245,173
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-02/01/36	2,450	2,444,112
Federal Home Loan Mortgage Corp.		5.50%		TBA	100,500	99,966,144
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-08/01/38	65,492	66,377,745
Federal Home Loan Mortgage Corp.		6.00%		TBA	96,000	97,170,048
Federal National Mortgage Assoc.		4.055	%(c)	06/01/43	3,324	3,315,200
Federal National Mortgage Assoc.		4.242	%(c)	08/01/29	139	138,397
Federal National Mortgage Assoc.		4.404	% (c)	05/01/36	8,290	8,298,014

Federal National Mortgage Assoc.	4.481	%(c)	11/01/35	2,646	2,648,288
Federal National Mortgage Assoc.	4.50%		09/01/33	189	179,090
Federal National Mortgage Assoc.	4.557	%(c)	01/01/28	110	110,304
Federal National Mortgage Assoc.	4.803	%(c)	08/01/35	4,808	4,791,326
Federal National Mortgage Assoc.	5.00%		03/01/14-04/01/38	165,279	162,805,541
Federal National Mortgage Assoc.	5.00%		TBA	93,400	91,006,625
Federal National Mortgage Assoc.	5.00%		TBA	10,500	10,424,526
Federal National Mortgage Assoc.	5.00%		TBA	92,000	89,498,704
Federal National Mortgage Assoc.	5.409	%(c)	01/01/36	2,123	2,095,567
Federal National Mortgage Assoc.	5.50%		08/01/16-03/01/37	479,416	478,979,156
Federal National Mortgage Assoc.	5.50%		TBA	491,200	489,818,746
Federal National Mortgage Assoc.	6.00%		05/01/11-10/01/37	135,714	137,785,105
Federal National Mortgage Assoc.	6.00%		TBA	942,600	954,676,591
Federal National Mortgage Assoc.	6.50%		09/01/16-11/01/36	2,044	2,103,203
Federal National Mortgage Assoc.	6.50%		TBA	4,500	4,613,904
Federal National Mortgage Assoc.	6.628	%(c)	01/01/24	3	2,791
Government National Mortgage Assoc.	4.75	%(c)	01/20/32-02/20/32	1,982	1,991,536
Government National Mortgage Assoc.	5.125	%(c)	10/20/23-11/20/29	1,826	1,849,449
Government National Mortgage Assoc.	5.375	%(c)	03/20/17-05/20/30	1,599	1,612,342
Government National Mortgage Assoc.	5.625	%(c)	08/20/23-07/20/30	1,125	1,138,440
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	8,376	8,513,454
Government National Mortgage Assoc.	6.00%		TBA	3,500	3,551,408
Government National Mortgage Assoc.	6.375	%(c)	04/20/30	86	86,884
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,325

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $2,724,656,190)					2,734,446,688

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%

Small Business Administration	4.875%		09/10/13	8,042	7,966,722
Small Business Administration	5.13%		09/01/23	1,045	1,039,965
Small Business Administration	5.52%		06/01/24	7,504	7,558,977
Small Business Administration	6.344%		08/01/11	1,467	1,494,838
Small Business Administration	7.449%		08/01/10	183	186,571
Small Business Administration Praticipation Certificates,	5.51%		11/01/27	21,667	21,677,348

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,907,130)					39,924,421

TOTAL LONG-TERM INVESTMENTS (cost $5,477,589,698)					5,168,898,185

SHORT-TERM INVESTMENTS — 0.9%

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%

Dryden Core Investment Fund — Taxable Money Market Series (cost $21,623,267)(w)				21,623,267	21,623,267

				Contracts/
				Notional Amounts
				(000)#
OPTIONS PURCHASED* — 0.2%

Call Options — 0.2%
Interest Rate Swap Options,
expiring 12/15/2008 @ 3.15%				238,900	1,011,280

expiring 12/15/2008 @ 3.15%			22,800	96,514
expiring 02/02/2009 @ 3.15%			114,300	578,840
expiring 02/02/2009 @ 3.50%			351,500	2,810,236
expiring 07/02/2009 @ 3.60%			52,900	473,938
expiring 08/03/2009 @ 3.45%			27,800	209,852
expiring 08/03/2009 @ 3.45%			169,500	1,279,491
expiring 08/03/2009 @ 3.45%			25,400	191,735
expiring 08/03/2009 @ 3.85%			92,300	1,013,703

TOTAL OPTIONS PURCHASED (cost $11,180,947)				7,665,589

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATION(k)(n)

U.S. Treasury Bills (cost $249,341)	1.635%	11/28/08	$250	249,738

TOTAL SHORT-TERM INVESTMENTS (cost $33,053,555)				29,538,594

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—151.9% (cost $5,510,643,253)				5,198,436,779

	Contracts/
	Notional Amounts
	(000)#
OPTIONS WRITTEN* — (0.3)%

Call Options — (0.3)%
10 Year U.S. Treasury Bond Futures, expiring 11/21/2008, Strike Price $119.00	33,900	(206,578)
Interest Rate Swap Options,
expiring 12/15/2008 @ 4.30%	79,700	(1,508,814)
expiring 12/15/2008 @ 4.30%	7,600	(143,877)
expiring 02/02/2009 @ 4.25%	38,100	(762,911)
expiring 02/02/2009 @ 4.30%	129,800	(2,834,940)
expiring 02/02/2009 @ 4.60%	17,600	(549,175)
expiring 07/02/2009 @ 4.20%	23,000	(496,322)
expiring 08/02/2009 @ 4.40%	8,500	(238,527)
expiring 08/03/2009 @ 4.15%	12,100	(248,208)
expiring 08/03/2009 @ 4.40%	56,500	(1,585,502)
expiring 08/03/2009 @ 4.55%	30,800	(1,003,155)

		(9,578,009)

Put Options

10 Year U.S. Treasury Bond Futures, expiring 11/21/2008, Strike Price $113.00	33,900	(434,344)

TOTAL OPTIONS WRITTEN (proceeds receivede $11,314,883)		(10,012,353)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 151.6% (cost $5,499,328,370)		5,188,424,426

Other liabilities in excess of other assets(x) — (51.6)%		(1,765,512,528)

NET ASSETS — 100.0%		$3,422,911,898

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FHLMC	Federal Home Loan Mortgage Corp.

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

AED	United Arab Emirates

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

KWD	Kuwaiti Dinar

MYR	Malaysian Ringgit

PHP	Philippine Peso

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SGD	Singapore Dollar

ZAR	South African Rand
*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $348,666,946. The aggregate value of $317,216,758 is approximately 9.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of September 30, 2008, three securities representing $350,481 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
7,378	90 Day Euro Dollar	Dec 08	$1,775,015,100	$1,780,772,525	$5,757,425
3,087	90 Day Euro Dollar	Mar 09	748,631,075	748,867,613	236,538
3,158	90 Day Euro Dollar	Jun 09	764,202,925	765,499,200	1,296,275
2,963	90 Day Euro Dollar	Sep 09	714,744,188	717,601,563	2,857,375
1,338	90 Day Euro Dollar	Dec 09	323,143,938	322,993,200	(150,738)
1,005	90 Day Euro Dollar	Mar 10	242,072,312	242,205,000	132,688
37	90 Day Euro Dollar	Jun 10	8,884,163	8,894,338	10,175
37	90 Day Euro Dollar	Sep 10	8,860,375	8,871,213	10,838
393	90 Day Euro EURIBOR	Dec 08	131,097,707	131,386,363	288,656
268	90 Day Euro EURIBOR	Mar 09	89,349,064	90,153,309	804,245
160	90 Day Euro EURIBOR	Jun 09	53,384,893	53,966,466	581,573
780	90 Day Sterling	Dec 08	164,064,149	163,164,468	(899,681)
1,590	90 Day Sterling	Mar 09	332,713,306	335,643,267	2,929,961
1,055	90 Day Sterling	Jun 09	221,072,444	223,316,273	2,243,829
99	90 Day Sterling	Dec 09	20,941,568	20,944,745	3,177

					$16,102,336 (1)

(1)	Cash of $24,601,000 has been segregated with the broker to cover requirements for open futures contacts as September 30, 2008.

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 10/16/08	AUD	2,251	$1,932,991	$1,777,848	$(155,143)
Expiring 10/30/08	AUD	3,996	3,320,676	3,155,276	(165,400)
Brazilian Real,
Expiring 12/02/08	BRL	276,392	146,818,115	143,343,689	(3,474,426)
British Pound,
Expiring 10/03/08	GBP	17,168	31,836,175	30,521,821	(1,314,354)
Chilean Peso,
Expiring 12/10/08	CLP	525,447	1,084,179	946,768	(137,411)
Chinese Yuan,
Expiring 11/13/08	CNY	85,455	12,582,000	12,388,126	(193,874)
Expiring 07/15/09	CNY	183,266	28,320,000	26,420,480	(1,899,520)
Euro,
Expiring 10/03/08	EUR	65,609	94,040,470	92,229,253	(1,811,217)
Indian Rupee,
Expiring 11/12/08	INR	2,008,127	48,337,429	42,751,949	(5,585,480)
Indonesian Rupiah
Expiring 10/29/08	IDR	25,172,400	2,645,735	2,658,494	12,759
Kuwaiti Dinar
Expiring 04/16/09	KWD	287	1,099,023	1,065,764	(33,259)
Malaysian Ringgit
Expiring 11/12/08	MYR	35,312	10,958,488	10,302,264	(656,224)
Expiring 02/12/09	MYR	18,045	5,646,000	5,291,284	(354,716)
Philippines Peso
Expiring 11/12/08	PHP	386,400	8,716,538	8,215,523	(501,015)
Expiring 02/06/09	PHP	290,191	6,470,660	6,162,816	(307,844)
Expiring 12/23/10	PHP	11,400	254,692	218,411	(36,281)
Russian Ruble,
Expiring 11/19/08	RUB	295,127	11,953,543	11,424,514	(529,029)
Expiring 05/06/09	RUB	243,410	10,109,689	9,253,062	(856,627)
Saudi Arabian Riyal
Expiring 04/16/09	SAR	3,894	1,052,548	1,038,463	(14,085)
Singapore Dollar,
Expiring 11/21/08	SGD	56,254	40,681,955	39,236,779	(1,445,176)
South African Rand,
Expiring 12/10/08	ZAR	5,408	642,189	642,553	364
United Arab Emerates
Expiring 04/16/09	AED	3,801	1,054,019	1,035,533	(18,486)

			$469,557,114	$450,080,670	$(19,476,444)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 10/03/08	AUD	3,996	$3,328,268	$3,157,845	$170,423
Expiring 10/30/08	AUD	3,996	3,142,455	3,155,277	(12,822)
Brazilian Real,					—
Expiring 12/02/08	BRL	236,139	130,812,214	122,467,429	8,344,785
British Pound,
Expiring 11/03/08	GBP	61,358	111,469,082	109,355,551	2,113,531
Euro,
Expiring 10/03/08	EUR	65,609	96,031,895	92,364,112	3,667,783
Expiring 10/16/08	EUR	35,524	49,964,507	49,964,507	—
Indian Rupee,
Expiring 11/12/08	INR	353,441	7,713,000	7,524,560	188,440
Philippines Peso
Expiring 12/23/10	PHP	11,400	235,878	218,411	17,467
Russian Ruble,
Expiring 11/19/08	RUB	295,127	12,350,158	11,424,514	925,644
Expiring 05/06/09	RUB	243,410	10,021,623	9,253,061	768,562
Singapore Dollar,
Expiring 11/19/08	SGD	4,511	3,151,149	3,145,984	5,165
Expiring 11/21/08	SGD	4,511	3,151,149	3,146,336	4,813
South African Rand,
Expiring 12/10/08	ZAR	5,408	678,433	642,553	35,880

			$432,049,811	$415,820,140	$16,229,671

Interest rate swap agreements outstanding at September 30, 2008:

						Unrealized
		Notional Amount#				Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	(Depreciation)
Barclays Bank PLC(1)	12/16/10		$8,700	4.00%	3 month LIBOR	$6,907
Citigroup, Inc.(2)	12/17/38		23,300	5.00%	3 month LIBOR	(1,246,807)
Deutsche Bank AG(1)	12/17/10		3,700	4.00%	3 month LIBOR	7,754
Deutsche Bank AG(2)	12/17/38		500	5.00%	3 month LIBOR	17,751
Merrill Lynch & Co.(2)	12/17/38		11,100	5.00%	3 month LIBOR	(830,938)
Merrill Lynch & Co.(2)	12/17/18		800	5.00%	3 month LIBOR	8,494
Morgan Stanley Capital Services, Inc.(1)	12/17/10		51,200	4.00%	3 month LIBOR	315,317
Morgan Stanley Capital Services, Inc.(1)	06/17/10		54,700	4.00%	3 month LIBOR	464,253
Morgan Stanley Capital Services, Inc.(2)	12/17/38		9,600	5.00%	3 month LIBOR	(503,128)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		1,500	5.00%	3 month LIBOR	13,127
Morgan Stanley Capital Services, Inc.(2)	12/17/28		27,800	5.00%	3 month LIBOR	(1,139,407)
Royal Bank of Scotland PLC(1)	06/17/10		74,400	4.00%	3 month LIBOR	609,948
Royal Bank of Scotland PLC(1)	12/17/10		16,600	4.00%	3 month LIBOR	75,177
Royal Bank of Scotland PLC(2)	12/17/38		7,900	5.00%	3 month LIBOR	(355,272)
Royal Bank of Scotland PLC(2)	12/17/38		25,300	5.00%	3 month LIBOR	(1,322,983)
Merrill Lynch & Co.(2)	05/21/09		14,400	5.50%	ICAP CMM FRA Fixing Rate	(372,428)
Merrill Lynch & Co.(2)	02/20/09		12,000	5.00%	ICAP CMM FRA Fixing Rate	(532,468)
BNP Paribas(1)	02/05/09		17,700	0.71%	USSP Semi 2-Year Index	(182,223)
BNP Paribas(1)	02/05/09		34,400	0.76%	USSP Semi 5-Year Index	(351,066)
UBS AG(1)	03/15/10	AUD	8,300	7.50%	3 month Australian Bank Bill rate	114,327
UBS AG(1)	06/15/10	AUD	148,100	7.00%	3 month Australian Bank Bill rate	582,594
Deutsche Bank AG(1)	03/20/13	AUD	8,100	7.00%	6 month Australian Bank Bill rate	136,586
Deutsche Bank AG(2)	03/20/18	AUD	11,200	6.50%	6 month Australian Bank Bill rate	(4,212)
UBS AG(1)	03/15/11	AUD	51,700	7.50%	6 month Australian Bank Bill rate	847,511
Barclays Bank PLC(1)	01/04/10	BRL	17,200	11.36%	Brazilian interbank lending rate	(315,111)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	(1,240)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800	11.43%	Brazilian interbank lending rate	(276,700)
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	(463,832)
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	(272,627)
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	5,823
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700	12.95%	Brazilian interbank lending rate	(11,974)
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800	12.78%	Brazilian interbank lending rate	(40,873)
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	10,900	12.67%	Brazilian interbank lending rate	(62,444)
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(694,447)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	(396,846)
UBS AG(1)	01/04/10	BRL	10,900	12.41%	Brazilian interbank lending rate	(60,792)
BNP Paribas(1)	03/18/12	EUR	7,100	4.50%	6 month EURIBOR	75,204
JPMorgan Chase Bank(3)	12/24/08	EUR	9,800	0.75%	CMS 10y — 2y	97,907
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC — Excluding Tobacco - Non-Revised Consumer Price Index	(42,406)
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC — Excluding Tobacco - Non-Revised Consumer Price Index	(9,816)
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700	1.95%	FRC — Excluding Tobacco - Non-Revised Consumer Price Index	(280,369)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100	1.96%	FRC — Excluding Tobacco - Non-Revised Consumer Price Index	(169,179)
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC — Excluding Tobacco - Non-Revised Consumer Price Index	(5,514)
Barclays Bank PLC(1)	03/20/09	GBP	14,300	6.00%	6 month LIBOR	(43,417)
Barclays Bank PLC(1)	12/20/08	GBP	24,700	6.00%	6 month LIBOR	(35,589)
Barclays Bank PLC(1)	06/15/09	GBP	14,700	5.00%	6 month LIBOR	(67,815)
Barclays Bank PLC(2)	12/15/36	GBP	3,000	4.00%	6 month LIBOR	748,391
Credit Suisse International(1)	06/15/09	GBP	2,900	5.00%	6 month LIBOR	(600,430)
Deutsche Bank AG(1)	12/20/08	GBP	14,800	6.00%	6 month LIBOR	(21,302)
Deutsche Bank AG(2)	12/15/36	GBP	9,400	4.00%	6 month LIBOR	(1,081,257)
HSBC Bank USA, N.A.(1)	09/17/13	GBP	9,000	5.00%	6 month LIBOR	(150,582)
HSBC Bank USA, N.A.(1)	09/15/13	GBP	3,700	5.10%	6 month LIBOR	(9,323)
HSBC Bank USA, N.A.(2)	12/15/36	GBP	5,300	4.00%	6 month LIBOR	792,402
Merrill Lynch & Co.(2)	12/15/35	GBP	1,700	4.00%	6 month LIBOR	41,053
Royal Bank of Scotland PLC(1)	03/18/14	GBP	7,000	5.25%	6 month LIBOR	116,347
Royal Bank of Scotland PLC(1)	03/20/09	GBP	13,200	6.00%	6 month LIBOR	(41,474)
Royal Bank of Scotland PLC(2)	12/15/36	GBP	8,200	4.00%	6 month LIBOR	1,065,530

						$(5,853,888)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

		Notional			Unrealized
	Termination	Amount#			Appreciation
Counterparty	Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection:
Barclays Bank PLC(1)	03/20/13	$400	1.67%	American International Group, Inc., 6.25%, due 05/01/36	$(137,996)
Citigroup, Inc.(1)	03/20/13	10,000	2.07%	American International Group, Inc., 6.25%, due 05/01/36	(3,344,674)
Deutsche Bank AG(1)	03/20/13	2,600	2.07%	American International Group, Inc., 6.25%, due 05/01/36	(1,204,715)
Deutsche Bank AG(1)	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	(88,622)
Morgan Stanley Capital Services, Inc.(1)	12/13/49	3,600	0.08%	CMBX.NA.AAA.3 Index	226,075
Royal Bank of Scotland PLC(1)	12/20/08	27,600	0.55%	Deutsche Bank, 5.50%, due 05/18/11	(58,095)
Citigroup, Inc.(1)	06/20/12	15,501	0.36%	Dow Jones CDX HY-8 Index	(594,280)
Citigroup, Inc.(1)	06/20/12	4,968	0.36%	Dow Jones CDX HY-8 Index	(189,697)
Citigroup, Inc.(1)	06/20/12	4,173	0.40%	Dow Jones CDX HY-8 Index	(153,998)
Citigroup, Inc.(1)	06/20/12	1,100	1.85%	Dow Jones CDX HY-8 Index	(97,919)
Citigroup, Inc.(1)	06/20/12	1,200	2.14%	Dow Jones CDX HY-8 Index	(94,739)
Citigroup, Inc.(1)	06/20/12	700	2.18%	Dow Jones CDX HY-8 Index	(54,437)
Merrill Lynch & Co., Inc.(1)	06/20/12	3,000	1.83%	Dow Jones CDX HY-8 Index	(268,368)
Merrill Lynch & Co., Inc.(1)	06/20/12	600	2.13%	Dow Jones CDX HY-8 Index	(47,714)
Merrill Lynch & Co., Inc.(1)	06/20/12	1,600	2.07%	Dow Jones CDX HY-8 Index	(130,319)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	1,000	2.08%	Dow Jones CDX HY-8 Index	(81,111)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	2,100	2.14%	Dow Jones CDX HY-8 Index	(166,078)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	700	2.17%	Dow Jones CDX HY-8 Index	(54,650)
Deutsche Bank AG(1)	06/20/13	21,000	1.55%	Dow Jones CDX IG 10 5Y Index	175,379
Deutsche Bank AG(1)	06/20/13	5,400	0.53%	Dow Jones CDX IG 10 5Y Index	22,570
Barclays Bank PLC(1)	12/20/12	39,700	0.76%	Dow Jones CDX IG 9 5Y Index	539,414
Deutsche Bank AG(1)	12/20/12	26,400	0.71%	Dow Jones CDX IG 9 5Y Index	303,432
Barclays Bank PLC(1)	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(1,059,383)
Barclays Bank PLC(1)	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(236,899)
Deutsche Bank AG(1)	09/20/12	2,200	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(874,412)
UBS AG(1)	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	(1,200,988)
Barclays Bank PLC(1)	06/20/10	1,800	0.77%	General Electric Capital Corp., 6.00%, due 06/15/12	(163,030)
Barclays Bank PLC(1)	09/20/10	2,100	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	(200,705)
Barclays Bank PLC(1)	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	(42,329)
BNP Paribas(1)	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	(148,020)
Citigroup, Inc.(1)	12/20/10	500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	(51,164)
Citigroup, Inc.(1)	03/20/09	4,400	0.75%	General Electric Capital Corp., 6.00%, due 06/15/12	(131,600)
Deutsche Bank AG(1)	03/20/09	800	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	(22,582)
Deutsche Bank AG(1)	09/20/11	800	1.50%	General Electric Capital Corp., 6.00%, due 06/15/12	(93,307)
Deutsche Bank AG(1)	09/20/10	2,100	1.07%	General Electric Capital Corp., 6.00%, due 06/15/12	(198,908)
Deutsche Bank AG(1)	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	(63,323)
Merrill Lynch & Co., Inc.(1)	12/20/09	6,900	1.08%	General Electric Capital Corp., 6.00%, due 06/15/12	(463,255)
Morgan Stanley Capital Services, Inc.(1)	01/20/09	3,600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	(68,831)
Royal Bank of Scotland PLC(1)	09/20/09	1,000	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	(56,605)
BNP Paribas(1)	12/20/12	300	4.80%	General Motors, 7.125%, due 07/15/13	(159,216)
Citigroup, Inc.(1)	12/20/12	1,700	4.60%	General Motors, 7.125%, due 07/15/13	(907,939)
Deutsche Bank AG(1)	12/20/12	1,700	4.50%	General Motors, 7.125%, due 07/15/13	(910,795)
Barclays Bank PLC(1)	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	(1,315,258)
Barclays Bank PLC(1)	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	(1,690,544)
Citigroup, Inc.(1)	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	(1,313,154)
Deutsche Bank AG(1)	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	(1,222,497)
Deutsche Bank AG(1)	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	(835,036)
Merrill Lynch & Co., Inc.(1)	09/20/09	5,800	1.85%	GMAC LLC, 6.875%, due 08/28/12	(2,534,354)
Credit Suisse International(1)	11/20/08	1,600	1.00%	JSC GAZPROM	457
HSBC Bank USA, N.A.(1)	11/20/08	4,800	0.97%	JSC GAZPROM	(362)
HSBC Bank USA, N.A.(1)	12/20/08	9,200	1.25%	JSC GAZPROM	(13,047)
Morgan Stanley Capital Services, Inc.(1)	02/20/13	1,100	2.18%	JSC GAZPROM	(82,588)
UBS AG(1)	02/20/13	2,300	2.18%	JSC GAZPROM	(172,684)
Deutsche Bank AG(1)	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	(699,750)
Barclays Bank PLC(1)	07/20/11	2,000	0.83%	Petroleos Mexicanos, 9.50%, due 09/15/27	(25,374)
Royal Bank of Scotland PLC(1)	06/20/09	4,000	0.45%	Republic of Indonesia, 6.75%, 03/10/14	(17,391)
Credit Suisse International(1)	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	(118,202)
JPMorgan Chase Bank(1)	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	(29,370)
Morgan Stanley Capital Services, Inc.(1)	12/20/08	8,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(28,407)
Barclays Bank PLC(1)	06/20/09	1,200	5.10%	SLM Corp., 5.125%, due 08/27/12	(110,883)
HSBC Bank USA, N.A.(1)	04/20/09	1,900	0.70%	Ukraine Government, 7.65%, due 06/11/13	(42,218)
JPMorgan Chase Bank(1)	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	(4,552)
UBS AG(1)	09/20/09	5,200	0.80%	Wells Fargo Co., 3.00%, due 10/28/15(3)	(8,824)

					$(22,817,871)

(1) Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.

(3) Variable rate, displayed rate is as of 9/30/08.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

		Notional
	Termination	Amount#			Unrealized
Counterparty	Date	(000)	Fixed Rate	Reference Entity/Obligation	Appreciation
Buy Protection:
Barclays Bank PLC(2)	06/20/13	$29,600	5.00%	Dow Jones CDX HY-10 100 Index	$817,413
Merrill Lynch & Co., Inc.(2)	06/20/13	49,400	5.00%	Dow Jones CDX HY-10 100 Index	1,426,585
Morgan Stanley Capital Services, Inc.(2)	06/20/13	21,800	5.00%	Dow Jones CDX HY-10 100 Index	596,531
Royal Bank of Scotland PLC(2)	06/20/13	59,900	5.00%	Dow Jones CDX HY-10 100 Index	1,270,726
Barclays Bank PLC(2)	06/20/13	47,800	1.55%	Dow Jones CDX IG 10 5Y Index	721,575
Credit Suisse International(2)	06/20/13	19,900	1.55%	Dow Jones CDX IG 10 5Y Index	179,450
Deutsche Bank AG(2)	06/20/13	222,800	1.55%	Dow Jones CDX IG 10 5Y Index	2,539,234
Morgan Stanley Capital Services, Inc.(2)	06/20/13	113,800	1.55%	Dow Jones CDX IG 10 5Y Index	2,008,316

					$9,559,830

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the reference entity defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$27,762,247	$16,102,336
Level 2 - Other Significant Observable Inputs — Long	5,170,325,051	(22,358,702)
Level 2 - Other Significant Observable Inputs — Short	(10,012,353)	—
Level 3 - Significant Unobservable Inputs	350,481	—

Total	$5,188,425,426	$(6,256,366)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/07	$493,174
Accrued discounts/premiums	—
Realized gain (loss)	(1,079)
Change in unrealized appreciation (depreciation)	(87,014)
Net purchases (sales)	(54,600)
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$350,481

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS
Advanced Series Trust
AST AllianceBernstein Growth & Income Portfolio	2,305,686	$35,968,707
AST DeAM Large-Cap Value Portfolio	5,206,670	43,475,691
AST Federated Aggressive Growth Portfolio	1,426,500	10,071,087
AST Global Real Estate Portfolio*	896,372	7,063,414
AST High Yield Portfolio	1,536,514	9,680,035
AST International Growth Portfolio	3,314,746	33,346,343
AST International Value Portfolio	2,408,367	34,246,975
AST Large-Cap Value Portfolio	4,824,818	63,784,097
AST Marsico Capital Growth Portfolio	4,837,041	81,552,510
AST MFS Growth Portfolio	5,068,601	45,617,405
AST Mid-Cap Value Portfolio	444,817	4,417,029
AST Money Market Portfolio	4,238,287	4,238,287
AST Neuberger Berman Mid-Cap Growth Portfolio*	321,894	5,533,358
AST Parametric Emerging Markets Equity Portfolio*	1,005,313	6,996,980
AST PIMCO Total Return Bond Portfolio	51,523,256	582,212,797
AST Small-Cap Value Portfolio	908,813	10,315,033
AST T. Rowe Price Global Bond Portfolio	935,958	10,445,294
AST T. Rowe Price Large-Cap Growth Portfolio	5,796,194	52,223,706
AST T. Rowe Price Natural Resources Portfolio	258,703	7,000,513
AST Western Asset Core Plus Bond Portfolio	14,880,630	145,383,756

TOTAL LONG-TERM INVESTMENTS (cost $1,346,075,975)		1,193,573,017

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $9,363,218)	9,363,218	9,363,218

TOTAL INVESTMENTS(w) — 100.2% (cost $1,355,439,193)		1,202,936,235
Liabilities in excess of other assets — (0.2)%		(2,667,322)

NET ASSETS — 100.0%		$1,200,268,913

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying Portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$1,202,936,235	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,202,936,235	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 ( Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.8%

COMMON STOCKS

Aerospace & Defense — 3.1%
Boeing Co. (The)	17,500	$1,003,625
General Dynamics Corp.	29,300	2,157,066
Honeywell International, Inc.	25,800	1,071,990
Lockheed Martin Corp.	1,300	142,571
Northrop Grumman Corp.	35,200	2,131,008
Raytheon Co.	36,220	1,938,132
United Technologies Corp.	5,000	300,300

		8,744,692

Agriculture — 0.3%
Archer-Daniels-Midland Co.	36,400	797,524

Auto Components — 0.1%
TRW Automotive Holdings Corp.*	15,300	243,423

Automobile Manufacturers — 0.2%
Titan International, Inc.	23,250	495,690

Banks
MainSource Financial Group, Inc.	5,300	103,880

Beverages — 2.5%
Coca-Cola Co. (The)	60,500	3,199,240
Coca-Cola Enterprises, Inc.	100,900	1,692,093
PepsiAmericas, Inc.	58,800	1,218,336
PepsiCo, Inc.	12,000	855,240

		6,964,909

Biotechnology — 1.3%
Amgen, Inc.*	5,900	349,693
Biogen Idec, Inc.*	22,800	1,146,612
Invitrogen Corp.*	21,300	805,140
Martek Biosciences Corp.*	47,600	1,495,592

		3,797,037

Building Materials
Comfort Systems USA, Inc.	3,700	49,432

Cable Television — 0.1%
DISH Network Corp. (Class A Stock)*	9,300	195,300

Chemicals — 3.4%
Airgas, Inc.	22,000	1,092,300
Celanese Corp. (Class A Stock)	21,300	594,483
CF Industries Holdings, Inc.	13,200	1,207,272
DuPont (E.I.) de Nemours & Co.	1,800	72,540
Intrepid Potash, Inc.*	27,300	811,356
Monsanto Co.	30,100	2,979,298
Mosaic Co. (The)	24,800	1,687,392
Terra Industries, Inc.	40,600	1,193,640

		9,638,281

Clothing & Apparel — 0.7%
FGX International Holdings Ltd. (Virgin Islands)*	3,100	34,317
Kohl’s Corp.*	24,100	1,110,528
Polo Ralph Lauren Corp.	11,900	793,016

		1,937,861

Commercial Banks — 3.5%
Bank of America Corp.	169,346	5,927,110
Bank of New York Mellon Corp. (The)	6,800	221,544
Capital One Financial Corp.	12,800	652,800
Huntington Bancshares, Inc.	17,700	141,423
Regions Financial Corp.	190,800	1,831,680
Sterling Financial Corp.	40,100	581,450
Wachovia Corp.	155,320	543,620

		9,899,627

Commercial Services — 2.5%
Accenture Ltd. (Class A Stock) (Bermuda)	63,000	2,394,000
ITT Educational Services, Inc.*	22,400	1,812,384
Riskmetrics Group, Inc.*	12,000	234,840
Tree.com., Inc.*	2,033	9,799
United Rentals, Inc.*	13,900	211,836
Visa, Inc. (Class A Stock)	38,000	2,332,820

		6,995,679

Commercial Services & Supplies — 0.4%
Albany Molecular Research, Inc.*	3,200	57,888
Cenveo, Inc.*	38,900	299,141
Corporate Executive Board Co. (The)	2,200	68,750
Nalco Holding Co.	11,100	205,794
SAIC, Inc.*	19,700	398,531

		1,030,104

Communication Equipment — 1.7%
Cisco Systems, Inc.*	56,800	1,281,408
QUALCOMM, Inc.	85,700	3,682,529

		4,963,937

Computer Hardware — 0.9%
Multi-Fineline Electronix, Inc.*	12,300	181,917
Synaptics, Inc.*	57,300	1,731,606
Western Digital Corp.*	26,000	554,320

		2,467,843

Computer Networking
Ixia*	7,100	52,327

Computer Services & Software — 2.6%
Integral Systems, Inc.*	24,900	517,173
Mastech Holdings, Inc.*	1,173	8,917
Microsoft Corp.	244,500	6,525,705
Syntel, Inc.	13,300	325,850

		7,377,645

Computers — 0.1%
iGate Corp.*	17,600	152,592

Computers & Peripherals — 4.1%
Apple, Inc.*	9,700	1,102,502
Dell, Inc.*	127,900	2,107,792
EMC Corp.*	25,000	299,000
Hewlett-Packard Co.	72,060	3,332,054
International Business Machines Corp.	29,500	3,450,320
NCR Corp.*	54,900	1,210,545

		11,502,213

Conglomerates — 1.6%
General Electric Co.	182,370	4,650,435

Construction — 0.9%
Jacobs Engineering Group, Inc.*	22,300	1,211,113
NCI Building Systems, Inc.*	43,900	1,393,825

		2,604,938

Consumer Products & Services — 3.4%
Colgate-Palmolive Co.	31,300	2,358,455
Kimberly-Clark Corp.	20,025	1,298,421
Procter & Gamble Co.	84,000	5,853,960

		9,510,836

Containers & Packaging — 0.7%
Greif, Inc. (Class A Stock)	32,200	2,112,964

Distribution/Wholesale — 0.1%
WESCO International, Inc.*	14,000	450,520

Diversified Financial Services — 2.8%
CIT Group, Inc.	92,600	644,496
Discover Financial Services	142,100	1,963,822
Goldman Sachs Group, Inc. (The)	21,600	2,764,800
Interactive Brokers Group, Inc.*	42,000	931,140
Investment Technology Group, Inc.*	6,400	194,752
Morgan Stanley	57,300	1,317,900

		7,816,910

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	134,100	3,744,072
Verizon Communications, Inc.	130,300	4,181,327

		7,925,399

Electric — 0.6%
AAON, Inc.	11,700	212,823
CTS Corp.	5,200	66,456
Daktronics, Inc.	86,200	1,436,092

		1,715,371

Electric Utilities — 0.9%
American Electric Power Co., Inc.	56,400	2,091,312
Entergy Corp.	5,200	462,852

		2,554,164

Electrical Equipment — 0.1%
Energy Conversion Devices, Inc.*	3,200	186,400

Electronic Components — 2.3%
Applied Micro Circuits Corp.*	38,500	230,230
Emerson Electric Co.	58,600	2,390,294
Tyco Electronics Ltd. (Bermuda)	66,700	1,844,922
Tyco International Ltd. (Bermuda)	58,200	2,038,164

		6,503,610

Electronic Equipment & Instruments — 0.3%
Mettler Toledo International, Inc.*	9,200	901,600

Electronics — 0.7%
National Instruments Corp.	7,800	234,390
Thermo Fisher Scientific, Inc.*	15,200	836,000
Trimble Navigation Ltd.*	39,700	1,026,642

		2,097,032

Energy — 0.3%
First Solar, Inc.*	3,900	736,749

Energy Equipment & Services — 0.3%
Halliburton Co.	7,600	246,164
Superior Energy Services, Inc.*	20,500	638,370

		884,534

Engineering/Construction — 0.8%
Fluor Corp.	32,100	1,787,970
Perini Corp.*	21,800	562,222

		2,350,192

Entertainment & Leisure
Town Sports International Holdings, Inc.*	7,300	44,530

Environmental Control — 0.4%
Stericycle, Inc.*	17,200	1,013,252
Waste Services, Inc.*	8,400	62,244

		1,075,496

Farming & Agriculture — 0.5%
Bunge Ltd. (Bermuda)	21,800	1,377,324

Financial — Bank & Trust — 1.7%
First Midwest Bancorp, Inc.	10,600	256,944
Prospect Capital Corp.	3,900	49,959
SunTrust Banks, Inc.	26,700	1,201,233
TCF Financial Corp.	16,400	295,200
U.S. Bancorp	15,460	556,869
Wells Fargo & Co.	62,200	2,334,366

		4,694,571

Financial Services — 2.1%
Charles Schwab Corp. (The)	54,200	1,409,200
Citigroup, Inc.	52,700	1,080,877
H&R Block, Inc.	67,100	1,513,105
JPMorgan Chase & Co.	42,176	1,969,619

		5,972,801

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	81,800	4,899,002

Foods — 1.4%
ConAgra Foods, Inc.	89,300	1,737,778
Safeway, Inc.	73,200	1,736,304
SYSCO Corp.	13,900	428,537

		3,902,619

Gas Utilities — 0.5%
Energen Corp.	25,600	1,159,168
ONEOK, Inc.	9,700	333,680

		1,492,848

Health Care — Medical Providers — 0.1%
Psychiatric Solutions, Inc.*	4,100	155,595

Healthcare — Services — 0.1%
Hill-Rom Holdings, Inc.	5,700	172,767

Healthcare Equipment & Supplies — 0.4%
Covidien Ltd.	7,700	413,952
St. Jude Medical, Inc.*	18,500	804,565

		1,218,517

Healthcare Products — 0.4%
Inverness Medical Innovations, Inc.*	4,500	135,000
Masimo Corp.*	21,500	799,800
Synovis Life Technologies, Inc.*	6,800	127,976

		1,062,776

Healthcare Providers & Services — 1.4%
AmerisourceBergen Corp.	5,700	214,605
Covance, Inc.*	14,900	1,317,309
Express Scripts, Inc.*	31,500	2,325,330

		3,857,244

Healthcare Services — 0.8%
Health Management Associates, Inc. (Class A Stock)*	5,800	24,128
Humana, Inc.*	51,600	2,125,920

		2,150,048

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	34,400	1,216,040
International Speedway Corp. (Class A Stock)	22,400	871,584
McDonald’s Corp.	21,500	1,326,550
Yum! Brands, Inc.	3,400	110,874

		3,525,048

Household Durables — 0.2%
Harman International Industries, Inc.	8,100	275,967
Leggett & Platt, Inc.	15,900	346,461
Newell Rubbermaid, Inc.	3,700	63,862

		686,290

Household Products — 0.1%
Tupperware Brands Corp.	9,500	262,485

Household Products / Wares — 0.2%
Intuitive Surgical, Inc.*	1,900	457,862

Independent Power Producers & Energy Traders — 0.2%
Mirant Corp.*	28,900	528,581

Insurance — 5.3%
Aflac, Inc.	6,590	387,163
Allied World Assurance Holdings Ltd.	45,100	1,601,952
Allstate Corp. (The)	5,500	253,660
American Financial Group, Inc.	54,800	1,616,600
American Physicians Capital, Inc.	15,200	643,416
AXIS Capital Holdings Ltd. (Bermuda)	46,700	1,480,857
CNA Financial Corp.	1,500	39,360
Endurance Specialty Holdings Ltd. (Bermuda)	33,200	1,026,544
Everest Re Group Ltd. (Bermuda)	7,500	648,975
Genworth Financial, Inc. (Class A Stock)	46,200	397,782
Hartford Financial Service Group, Inc.	36,800	1,508,432
Montpelier Re Holdings Ltd. (Bermuda)	36,900	609,219
PartnerRe Ltd. (Bermuda)	9,500	634,695
Platinum Underwriters Holdings Ltd. (Bermuda)	40,200	1,426,296
RenaissanceRe Holdings Ltd.	7,300	379,600
SeaBright Insurance Holdings, Inc.*	6,900	89,700
Travelers Cos., Inc. (The)	26,300	1,188,760
XL Capital Ltd. (Class A Stock) (Bermuda)	57,800	1,036,932

		14,969,943

Internet — 1.1%
Avocent Corp.*	2,800	57,288
EarthLink, Inc.*	85,500	726,750
Stamps.com, Inc.*	32,800	382,776
Symantec Corp.*	95,400	1,867,932

		3,034,746

Internet Services — 0.6%
Google, Inc. (Class A Stock)*	3,200	1,281,664
IAC/InterActiveCorp*	8,300	143,590
Keynote Systems, Inc.*	4,600	60,950
United Online, Inc.	38,700	364,167

		1,850,371

Internet Software & Services — 0.3%
PC-Tel, Inc.	19,000	177,080
ValueClick, Inc.*	57,300	586,179

		763,259

Investment Companies — 0.3%
Ares Capital Corp.	62,700	653,961
Hercules Technology Growth Capital, Inc.	10,000	97,000

		750,961

Leisure — 0.4%
Harley-Davidson, Inc.	29,100	1,085,430

Machinery — 1.2%
AGCO Corp.*	17,200	732,892
Bucyrus International, Inc. (Class A Stock)	23,300	1,041,044
Cummins, Inc.	36,900	1,613,268

		3,387,204

Machinery & Equipment — 1.0%
Caterpillar, Inc.	36,800	2,193,280
Columbus McKinnon Corp.*	21,900	516,183
John Bean Technologies Corp.*	5,032	63,705

		2,773,168

Media — 2.7%
Belo Corp. (Class A Stock)	5,800	34,568
CBS Corp. (Class B Stock)	60,850	887,193
DIRECTV Group, Inc. (The)*	73,100	1,913,027
Gannett Co., Inc.	109,900	1,858,409
Liberty Media Corp — Entertainment (Class A Stock)*	33,900	846,483
Liberty Media Corp. — Capital (Class A Stock)*	53,500	715,830
Time Warner, Inc.	72,300	947,853
Viacom, Inc. (Class B Stock)*	18,600	462,024
Walt Disney Co. (The)	3,300	101,277

		7,766,664

Medical Supplies & Equipment — 2.7%
Bard (C.R.), Inc.	1,400	132,818
Becton, Dickinson and Co.	27,300	2,191,098
Charles River Laboratories International, Inc.*	900	49,977
CryoLife, Inc.*	3,700	48,544
Forest Laboratories, Inc.*	24,400	690,032
Medtronic, Inc.	53,700	2,690,370
Merit Medical Systems, Inc.*	26,600	499,282
Myriad Genetics, Inc.*	11,700	759,096

Techne Corp.*	7,200	519,264

		7,580,481

Metals & Mining — 1.6%
Carpenter Technology Corp.	10,500	269,325
Century Aluminum Co.*	1,200	33,228
Freeport-McMoRan Copper & Gold, Inc.	22,700	1,290,495
Newmont Mining Corp.	13,400	519,384
Reliance Steel & Aluminum Co.	20,700	785,979
United States Steel Corp.	19,900	1,544,439

		4,442,850

Miscellaneous Manufacturers — 0.4%
Acuity Brands, Inc.	7,900	329,904
Cooper Industries Ltd. (Class A Stock)	21,500	858,925

		1,188,829

Multi-Line Retail — 0.6%
J.C. Penny Co., Inc.	51,400	1,713,676

Multi-Utilities — 0.9%
Ameren Corp.	17,000	663,510
CenterPoint Energy, Inc.	71,200	1,037,384
NiSource, Inc.	64,500	952,020

		2,652,914

Office Electronics — 0.3%
Xerox Corp.	70,800	816,324

Oil & Gas — 1.8%
Diamond Offshore Drilling, Inc.	7,300	752,338
Murphy Oil Corp.	6,100	391,254
Noble Corp. (Cayman Islands)	41,800	1,835,020
Patterson-UTI Energy, Inc.	30,700	614,614
Unit Corp.*	29,400	1,464,708

		5,057,934

Oil & Gas Equipment & Services — 0.5%
Pride International, Inc.*	51,100	1,513,071

Oil, Gas & Consumable Fuels — 13.9%
Anadarko Petroleum Corp.	22,600	1,096,326
Apache Corp.	25,400	2,648,712
Chesapeake Energy Corp.	11,700	419,562
Chevron Corp.	74,246	6,123,810
Cimarex Energy Co.	4,100	200,531
ConocoPhillips	64,800	4,746,600
Devon Energy Corp.	17,000	1,550,400
ENSCO International, Inc.	31,500	1,815,345
Exxon Mobil Corp.	109,300	8,488,238
Marathon Oil Corp.	33,300	1,327,671
Noble Energy, Inc.	19,900	1,106,241
Occidental Petroleum Corp.	47,200	3,325,240
Schlumberger Ltd.	39,200	3,061,128
SEACOR Holdings, Inc.*	20,000	1,579,000
Southwestern Energy Co.*	56,000	1,710,240
Swift Energy Co.*	3,200	123,808

		39,322,852

Other Commercial/Industrial Services — 0.1%
Service Corp. International	32,900	275,044

Paper & Forest Products — 0.1%
Buckeye Technologies, Inc.*	5,600	45,864
Owens-Illinois, Inc.*	5,200	152,880

		198,744

Pharmaceuticals — 7.2%
Abbott Laboratories	5,700	328,206
Allergan, Inc.	12,100	623,150
American Medical Systems Holdings, Inc.*	7,200	127,872
Bristol-Myers Squibb Co.	78,900	1,645,065
Cephalon, Inc.*	22,900	1,774,521
Cubist Pharmaceuticals, Inc.*	12,800	284,544
Eli Lilly & Co.	64,000	2,817,920
Endo Pharmaceuticals Holdings, Inc.*	12,900	258,000
Isis Pharmaceuticals, Inc.*	14,500	244,905
Johnson & Johnson	47,600	3,297,728
Medicines Co. (The)*	23,200	538,704
Merck & Co., Inc.	95,100	3,001,356
Pfizer, Inc.	219,220	4,042,417
Warner Chilcott Ltd. (Class A Stock)*	88,300	1,335,096
Wyeth	1,900	70,186

		20,389,670

Printing & Publishing — 0.2%
RR Donnelley & Sons Co.	21,400	524,942

Real Estate Investment Trusts — 3.8%
Annaly Capital Management, Inc.	125,300	1,685,285
Brandywine Realty Trust	127,600	2,045,428
CapitalSource, Inc.	33,600	413,280
CBL & Associates Properties, Inc.	59,700	1,198,776
Colonial Properties Trust	23,400	437,346
FelCor Lodging Trust, Inc.	3,200	22,912
General Growth Properties, Inc.	31,700	478,670
Glimcher Realty Trust	22,300	232,812
Hospitality Properties Trust	47,700	978,804
Lexington Realty Trust	66,200	1,139,964
NorthStar Realty Finance Corp.	17,000	131,750
Pennsylvania Real Estate Investment Trust	9,800	184,730
ProLogis	4,000	165,080
Simon Property Group, Inc.	2,400	232,800
Sunstone Hotel Investors, Inc.	98,100	1,324,350

		10,671,987

Restaurants — 0.3%
California Pizza Kitchen, Inc.*	77,100	992,277

Retail & Merchandising — 2.8%
99 Cents Only Stores*	56,900	624,193
Aeropostale, Inc.*	30,900	992,199
American Eagle Outfitters, Inc.	50,800	774,700
AnnTaylor Stores Corp.*	19,600	404,544
Big Lots, Inc.*	21,800	606,694
Coach, Inc.*	75,000	1,878,000
Deckers Outdoor Corp.*	600	62,448
Home Depot, Inc. (The)	28,120	728,027
Macy’s, Inc.	15,500	278,690
Ross Stores, Inc.	40,200	1,479,762

		7,829,257

Retail — Auto Parts — 0.4%
Copart, Inc.*	27,800	1,056,400

Retail Apparel — 0.9%
Gap, Inc. (The)	92,900	1,651,762

Gymboree Corp.*	25,500	905,250

		2,557,012

Semiconductors & Semiconductor Equipment — 5.5%
Amkor Technology, Inc.*	47,300	301,301
Analog Devices, Inc.	40,300	1,061,905
Broadcom Corp. (Class A Stock)*	91,100	1,697,193
Integrated Device Technology, Inc.*	190,500	1,482,090
Intel Corp.	245,280	4,594,095
Intersil Corp. (Class A Stock)	23,900	396,262
LSI Corp.*	26,200	140,432
Micrel, Inc.	88,600	803,602
National Semiconductor Corp.	66,800	1,149,628
Silicon Laboratories, Inc.*	58,100	1,783,670
Skyworks Solutions, Inc.*	6,100	50,996
Teradyne, Inc.*	32,300	252,263
Texas Instruments, Inc.	29,300	629,950
Volterra Semiconductor Corp.*	104,400	1,329,012

		15,672,399

Software — 1.7%
Activision Blizzard, Inc.*	16,400	253,052
Adobe Systems, Inc.*	59,000	2,328,730
ANSYS, Inc.*	3,400	128,758
Automatic Data Processing, Inc.	4,100	175,275
CA, Inc.	33,700	672,652
Oracle Corp.*	17,600	357,456
SPSS, Inc.*	13,600	399,296
Synopsys, Inc.*	20,400	406,980

		4,722,199

Specialty Retail — 0.7%
Buckle, Inc. (The)	9,500	527,630
Urban Outfitters, Inc.*	44,700	1,424,589

		1,952,219

Telecommunications — 1.6%
ADC Telecommunications, Inc.*	6,900	58,305
Amdocs Ltd. (Guernsey)*	4,700	128,686
Corning, Inc.	75,900	1,187,076
GeoEye, Inc.*	6,500	143,845
Harris Corp.	40,700	1,880,340
Syniverse Holdings, Inc.*	3,600	59,796
Telephone & Data Systems, Inc.	6,000	214,500
Windstream Corp.	90,700	992,258

		4,664,806

Thrifts & Mortgage Finance
Webster Financial Corp.	5,500	138,875

Tobacco — 1.8%
Altria Group, Inc.	121,150	2,403,616
Philip Morris International, Inc.	16,850	810,485
Reynolds American, Inc.	40,100	1,949,662

		5,163,763

Trading Companies & Distributors — 0.4%
Fastenal Co.	23,200	1,145,848

Transportation — 3.0%
Ambassadors Group, Inc.	4,200	66,822
CSX Corp.	23,100	1,260,567
HUB Group, Inc. (Class A Stock)*	6,500	244,725
Norfolk Southern Corp.	34,500	2,284,245
Overseas Shipholding Group, Inc.	18,000	1,049,580
Pacer International, Inc.	2,300	37,881
Ryder System, Inc.	24,000	1,488,000
Tidewater, Inc.	15,800	874,688
Union Pacific Corp.	17,700	1,259,532

		8,566,040

Utilities — 2.2%
AES Corp. (The)*	48,200	563,458
American Water Works Co., Inc.	5,600	120,400
Dominion Resources, Inc.	11,100	474,858
DPL, Inc.	15,300	379,440
DTE Energy Co.	19,200	767,040
Duke Energy Corp.	34,400	599,592
Edison International	48,400	1,931,160
Sierra Pacific Resources	160,700	1,539,506

		6,375,454

TOTAL LONG-TERM INVESTMENTS (cost $407,459,897)		361,515,667

SHORT-TERM INVESTMENTS — 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,449,315)(w)	1,449,315	1,449,315

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bill (cost $499,729)
0.25%	12/18/08	$500	499,697

	Shares
TOTAL SHORT-TERM INVESTMENTS (cost $1,949,044)		1,949,012

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.5% (cost $409,408,941)		363,464,679

SECURITIES SOLD SHORT — (29.3)%
Advertising — (0.3)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	65,900	(901,512)

Airlines
AMR Corp.*	6,900	(67,758)

Auto Parts & Equipment — (1.2)%
Goodyear Tire & Rubber Co. (The)*	85,500	(1,309,005)
Modine Manufacturing Co.	19,300	(279,464)
O’Reilly Automotive, Inc.*	66,300	(1,774,851)

		(3,363,320)

Beverages — (0.5)%
Central European Distribution Corp.*	29,800	(1,353,218)

Biotechnology — (0.1)%
Gilead Sciences, Inc.*	8,000	(364,640)

Building Products — (0.2)%
Lennox International, Inc.	14,600	(485,742)

Business Services — (0.3)%
Navigant Consulting, Inc.*	49,900	(992,511)

Capital Markets — (0.2)%
Lazard Ltd. (Class A Stock)	15,900	(679,884)

Chemicals — (0.7)%
Albemarle Corp.	4,000	(123,360)
Ecolab, Inc.	7,400	(359,048)
Huntsman Corp.	6,100	(76,860)
International Flavors & Fragrances, Inc.	2,600	(102,596)
Sensient Technologies Corp.	44,200	(1,243,346)

		(1,905,210)

Commercial Services — (1.6)%
Hertz Global Holdings, Inc.*	66,700	(504,919)
Iron Mountain, Inc.*	24,900	(607,809)
Quanta Services, Inc.*	52,000	(1,404,520)
Sotheby’s	74,400	(1,492,464)
Ticketmaster*	42,500	(456,025)

		(4,465,737)

Computer Services & Software — (0.3)%
Electronic Arts, Inc.*	25,800	(954,342)

Computers — (1.3)%
Cognizant Technology Solutions Corp. (Class A Stock)*	39,400	(899,502)
Jack Henry & Associates, Inc.	10,400	(211,432)
Red Hat, Inc.*	74,200	(1,118,194)
SRA International, Inc. (Class A Stock)*	69,600	(1,575,048)

		(3,804,176)

Construction — (0.6)%
Shaw Group, Inc. (The)*	4,300	(132,139)
Toll Brothers, Inc.*	60,800	(1,533,984)

		(1,666,123)

Consumer Products & Services — (0.3)%
Scotts Miracle-Gro Co. (The) (Class A Stock)	36,500	(862,860)

Diversified — (0.5)%
Matthews International Corp. (Class A Stock)	27,500	(1,395,350)

Diversified Financial Services — (0.3)%
Affiliated Managers Group, Inc.*	8,800	(729,080)

Electric — (0.2)%
Wisconsin Energy Corp.	11,000	(493,900)

Electronic Components — (0.4)%
Avx Corp.	21,000	(213,990)
Energizer Holdings, Inc.*	12,200	(982,710)

		(1,196,700)

Electronic Components & Equipment — (1.1)%
General Cable Corp.*	20,700	(737,541)
Molex, Inc.	75,800	(1,701,710)
Varian, Inc.*	15,700	(673,530)

		(3,112,781)

Energy Equipment & Services — (0.9)%
Holly Corp.	54,800	(1,584,816)
National Oilwell Varco, Inc.*	21,300	(1,069,899)

		(2,654,715)

Engineering/Construction — (0.5)%
Aecom Technology Corp.*	54,700	(1,336,868)

Entertainment — (0.7)%
Macrovision Solutions Corp.*	109,100	(1,677,958)
Scientific Games Corp. (Class A Stock)*	10,200	(234,804)

		(1,912,762)

Environmental Services — (0.3)%
Mine Safety Appliances Co.	20,600	(785,272)

Food Products
Lancaster Colony Corp.	3,300	(124,278)

Healthcare Products & Services — (0.2)%
Affymetrix, Inc.*	16,900	(130,806)
WellCare Health Plans, Inc.*	9,800	(352,800)

		(483,606)

Hotel / Resort & Entertainment Property — (0.5)%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	53,400	(1,288,542)

Industrial Conglomerates — (0.2)%
Teleflex, Inc.	9,900	(628,551)

Insurance — (1.3)%
Fidelity National Financial, Inc. (Class A Stock)	100,700	(1,480,290)
HCC Insurance Holdings, Inc.	36,700	(990,900)
Mercury General Corp.	23,000	(1,259,250)

		(3,730,440)

Internet — (0.5)%
Equinix, Inc.*	22,400	(1,555,904)

Machinery & Equipment — (0.2)%
Kennametal, Inc.	6,100	(165,432)
SPX Corp.	5,000	(385,000)
Wabtec Corp.	2,000	(102,460)

		(652,892)

Manufacturing — (0.4)%
AptarGroup, Inc.	32,500	(1,271,075)

Oil, Gas & Consumable Fuels — (3.6)%
Denbury Resources, Inc.*	14,900	(283,696)
Exterran Holdings, Inc.*	34,300	(1,096,228)
Global Industries, Ltd.*	135,200	(938,288)
Hercules Offshore, Inc.*	41,100	(623,076)
Nicor, Inc.	43,000	(1,907,050)
Oceaneering International, Inc.*	4,900	(261,268)
Petrohawk Energy Corp.*	67,900	(1,468,677)
Range Resources Corp.	36,800	(1,577,616)
SandRidge Energy, Inc.*	71,800	(1,407,280)
Sunoco, Inc.	4,200	(149,436)
Transocean, Inc.*	4,900	(538,216)

		(10,250,831)

Paper & Forest Products — (0.4)%
Weyerhaeuser Co.	18,900	(1,144,962)

Pharmaceuticals — (0.8)%
BioMarin Pharmaceutical, Inc.*	62,400	(1,652,976)
Celgene Corp.*	2,100	(132,888)

Vertex Pharmaceuticals, Inc.*	14,400	(478,656)

		(2,264,520)

Printing & Publishing — (0.1)%
Washington Post Co. (The) (Class B Stock)	300	(167,028)

Real Estate Investment Trusts — (1.9)%
Alexandria Real Estate Equities, Inc.	10,900	(1,232,572)
Digital Realty Trust, Inc.	27,400	(1,294,650)
HCP, Inc.	41,400	(1,661,382)
Potlatch Corp.	27,400	(1,271,086)

		(5,459,690)

Retail — (0.1)%
Chico’s FAS, Inc.*	37,000	(202,390)

Retail & Merchandising — (0.3)%
Brown & Brown, Inc.	30,400	(657,248)
Saks, Inc.*	11,100	(102,675)

		(759,923)

Road & Rail — (0.1)%
Con-Way, Inc.	4,400	(194,084)

Semiconductors & Semiconductor Equipment — (3.2)%
Applied Materials, Inc.	44,600	(674,798)
KLA-Tencor Corp.	46,800	(1,481,220)
Lam Research Corp.*	53,600	(1,687,864)
Micron Technology, Inc.*	168,300	(681,615)
Novellus Systems, Inc.*	86,400	(1,696,896)
NVIDIA Corp.*	124,600	(1,334,466)
Varian Semiconductor Equipment Associates, Inc.*	56,500	(1,419,280)

		(8,976,139)

Specialized Consumer Services — (0.2)%
Hillenbrand, Inc.	22,800	(459,648)

Telecommunications — (1.5)%
CommScope, Inc.*	37,800	(1,309,392)
MetroPCS Communications, Inc.*	66,600	(931,734)
Polycom, Inc.*	85,100	(1,968,363)

		(4,209,489)

Textiles, Apparel & Luxury Goods — (0.1)%
Timberland Co. (Class A Stock)*	8,600	(149,382)

Transportation — (0.8)%
Alexander & Baldwin, Inc.	40,300	(1,774,409)
Expeditors International of Washington, Inc.	1,500	(52,260)
Werner Enterprises, Inc.	22,900	(497,159)

		(2,323,828)

Utilities — (0.4)%
PPL Corp.	28,400	(1,051,368)

TOTAL SECURITIES SOLD SHORT (proceeds received $97,601,736)		(82,833,031)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.2% (cost $311,807,205)		280,631,648
Other assets in excess of liabilities(x) — 0.8%		2,282,793

NET ASSETS — 100.0%		$282,914,441

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized depreciation future contracts as follows:

Futures contracts open at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	September 30, 2008	Depreciation

Long Positions:
4	Tennessee 500 LG	Dec 08	$312,040	$292,120	$(19,920)
5	S&P 500 Futures	Dec 08	1,531,250	1,459,250	(72,000)

					$(91,920	)(1)

(1)	Cash of $125,535 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices - Long	$362,964,982	$(91,920)
Level 1 - Quoted Prices - Short	(82,833,031)	—
Level 2 - Other Significant Observable Inputs	499,697	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$280,631,648	$(91,920)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SCHRODER MULTI - ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%

COMMON STOCKS — 66.1%

Australia — 1.4%
Adelaide Brighton Ltd.	8,757	$21,827
Aristocrat Leisure Ltd.	9,884	51,788
BHP Billiton Ltd.	6,896	178,404
Billabong International Ltd.	4,421	49,366
Caltex Australia Ltd.	6,844	67,697
Campbell Brothers Ltd.	1,366	34,864
Coca-Cola Amatil Ltd.	17,350	115,842
Cochlear Ltd.	707	33,878
Commonwealth Property Office Fund	88,988	104,853
Computershare Ltd.	6,620	50,045
Incitec Pivot Ltd.	9,720	38,944
ING Industrial Fund	76,875	97,404
ING Office Fund	81,352	94,605
Lion Nathan Ltd.	10,877	81,435
Macquarie DDR Trust	152,547	38,170
Macquarie Group Ltd.	3,164	97,424
Macquarie Office Trust	144,083	92,057
Orchard Industrial Property Fund	54,300	15,228
Qantas Airways Ltd.	50,519	128,792
QBE Insurance Group Ltd.	8,989	193,858
RCR Tomlinson Ltd.	21,007	16,108
St. George Bank Ltd.	6,187	146,030
Stockland	33,182	148,964
Suncorp-Metway Ltd.	11,781	89,545
Tatts Group Ltd.	43,748	84,356
Tishman Speyer Office Fund	51,996	39,258
Watpac Ltd.	1,078	1,881
West Australian Newspapers Holdings Ltd.	5,973	43,643
Westpac Banking Corp.	7,724	136,905
Woodside Petroleum Ltd.	4,190	169,071
Woolworths Ltd.	9,212	202,922

		2,665,164

Austria — 0.3%
Andritz AG	2,039	88,014
OMV AG	2,000	84,300
Telekom Austria AG	7,875	138,559
Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Class A Stock)	2,308	142,038
Vienna Insurance Group	1,608	80,274
Voestalpine AG	2,928	91,495

		624,680

Belgium — 0.7%
Belgacom SA	3,957	149,085
Colruyt SA	598	150,099
Delhaize Group	2,166	125,810
Dexia NV/SA	13,058	142,638
Distrigaz	2	18,911
Euronav NV	2,399	66,331
Fortis	7,724	47,718
InBev NV	4,731	281,469
Mobistar SA	3,270	230,155
Tessenderlo Chemie NV	1,998	100,057

		1,312,273

Bermuda — 0.8%
Accenture Ltd. (Class A Stock)	5,700	216,600
Allied World Assurance Holdings Ltd.	2,700	95,904
Aspen Insurance Holdings Ltd.(a)	3,900	107,250
AXIS Capital Holdings Ltd.	5,600	177,576
Catlin Group Ltd.	15,366	96,317
Endurance Specialty Holdings Ltd.(a)	3,600	111,312
Frontline Ltd.	2,200	103,898
IPC Holdings Ltd.(a)	4,100	123,861
Lancashire Holdings Ltd.	18,693	103,346
Max Capital Group Ltd.(a)	4,100	95,243
Montpelier Re Holdings Ltd.	6,000	99,060
PartnerRe Ltd.(a)	2,300	153,663
Platinum Underwriters Holdings Ltd.(a)	3,500	124,180

		1,608,210

Brazil — 0.5%
Bradespar SA (PRFC Stock)	1,700	23,121
Brasil Telecom Participacoes SA, ADR	700	34,202
Braskem SA, ADR	1,800	19,692
Centrais Eletricas Brasileiras SA (PRFC B Stock)	2,700	34,025
Centrais Eletricas de Santa Catarina SA (PRFC B Stock)	600	14,047
Cia de Concessoes Rodoviarias	3,100	40,336
Cia de Gas de Sao Paulo (Class A Stock)	800	17,241
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	800	22,680
Cia Energetica de Minas Gerais (PRFC Stock)	1,900	37,243
Cia Energetica de Minas Gerais, ADR(a)	4,200	82,908
Cia Paranaense de Energia, ADR	1,200	16,464
CPFL Energia SA	10,200	191,843
EDP — Energias do Brasil SA	1,500	18,446
Natura Cosmeticos SA	5,100	50,145
Petroleo Brasileiro SA (PRFC Stock)	3,100	56,301
Souza Cruz SA	6,400	151,382
Telecomunicacoes de Sao Paulo SA, ADR	3,700	85,840
Tractebel Energia SA	4,000	42,251

		938,167

Canada — 2.5%
AGF Management Ltd.	5,700	91,853
ATCO Ltd.	300	10,881
Baytex Energy Trust	4,000	98,840
Bonavista Energy Trust	3,400	83,990
Boralex Power Income Fund	7,200	28,347
Canadian National Railway Co.	2,700	128,829
Canadian Natural Resources Ltd.	2,100	144,045
Celestica, Inc.*	10,900	68,211
CML Healthcare Income Fund	6,800	87,727
Davis & Henderson Income Fund	3,700	53,783
Empire Co. Ltd. (Class A Stock)	500	20,052
Energy Savings Income Fund	8,300	103,258

Enerplus Resources Fund	5,500	204,545
First Quantum Minerals Ltd.	600	22,551
Fort Chicago Energy Partners LP (Class A Stock)	11,500	103,735
GAZ Metro LP	2,400	32,925
George Weston Ltd.	4,300	207,919
Great-West Lifeco, Inc.	4,800	141,621
Husky Energy, Inc.	9,400	390,397
Imperial Oil Ltd.	4,700	201,293
Keyera Facilities Income Fund	3,700	70,784
Loblaw Cos. Ltd.	7,600	212,093
MacDonald Dettwiler & Assoc. Ltd.*	1,200	24,389
Manitoba Telecom Services, Inc.	3,100	114,329
Methanex Corp	4,500	88,161
Nexen, Inc.	4,800	111,402
Northbridge Financial Corp.	4,000	109,937
Pason Systems, Inc.	2,400	29,542
Petro-Canada	3,700	123,073
Potash Corp. of Saskatchewan	400	51,856
Power Corp. of Canada	5,600	164,172
Power Financial Corp.	5,500	171,886
Reitmans Canada Ltd. (Class A Stock)	4,400	62,016
Research In Motion Ltd.*	1,600	107,809
Rogers Communications, Inc. (Class B Stock)	4,400	142,718
Royal Bank of Canada	3,400	161,334
Shaw Communications, Inc. (Class B Stock)	5,300	107,270
Shoppers Drug Mart Corp.	3,800	183,350
Sierra Wireless, Inc.*	2,500	24,383
Teck Cominco Ltd. (Class B Stock)	2,300	66,976
TELUS Corp.	2,800	102,265
Toromont Industries Ltd.	2,400	59,445
TransCanada Corp.	5,600	200,848
Wajax Income Fund	1,700	48,320

		4,763,160

Cayman Islands
Herbalife Ltd.	900	35,568

Chile — 0.3%
Administradora de Fondos de Pensiones Provida SA, ADR	700	17,213
Almendral SA	462,656	37,274
Banco Santander Chile SA	898,851	35,476
Banco Santander Chile SA, ADR	1,300	55,627
Cia Cervecerias Unidas SA	4,987	32,097
Cia Cervecerias Unidas SA, ADR	900	29,007
CorpBanca SA	7,622,622	36,433
Embotelladora Andina SA (PRFC B Stock)	9,791	24,818
Empresa Nacional de Telecomunicaciones SA	12,589	156,351
Inversiones Aguas Metropolitanas SA	33,747	29,327
Lan Airlines SA	4,094	44,731

		498,354

China — 0.1%
Maanshan Iron & Steel (Class H Stock)	40,000	12,619
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	15,000	87,840
Weichai Power Co. Ltd. (Class H Stock)	6,000	22,955

		123,414

Denmark — 0.3%
Amagerbanken A/S	850	13,784
Coloplast A/S	625	46,382
Danske Bank A/S	6,800	163,727
H. Lundbeck A/S	7,400	140,691
Novo Nordisk A/S (Class B Stock)	3,650	189,224
Novozymes A/S (Class B Stock)	500	44,557
Rockwool International A/S (Class B Stock)	490	41,909
William Demant Holding*	450	20,240

		660,514

Finland — 0.3%
Elisa Oyj	5,660	111,063
Konecranes Oyj	1,715	41,011
Neste Oil OYJ	5,657	117,978
Nokia Oyj	5,987	111,666
Outokumpu OYJ	4,991	79,517
Poyry Oyj	1,312	25,322
Rautaruukki Oyj	5,860	117,112

		603,669

France — 1.9%
Affine SA	503	19,655
Air Liquide	579	63,623
Assystem	2,310	31,775
AXA SA	6,571	215,097
Beneteau SA	2,564	37,387
BioMerieux SA	578	50,098
BNP Paribas	423	40,378
Bouygues SA	2,287	103,602
Christian Dior SA	1,721	130,524
Cie de Saint-Gobain	2,101	108,681
Ciments Francais SA	1,089	113,628
Credit Agricole SA	8,915	171,701
Eiffage SA	2,272	121,737
Eramet	114	43,673
Essilor International SA	4,124	205,974
Euler Hermes SA	1,822	128,287
France Telecom SA	5,392	151,243
Hermes International	1,261	205,158
Iliad SA	597	49,742
Imerys SA	2,241	128,756
Lafarge SA	1,159	122,029
LVMH Moet Hennessy Louis Vuitton SA	1,280	112,376
Natixis SA	49,820	166,834
Neopost SA	558	52,617
Parrot SA*	1,430	17,891
Renault SA	1,303	83,039
Sa des Ciments Vicat	383	18,615
Sanofi-Aventis SA	2,380	156,474
Schneider Electric SA	989	84,930
SCOR SE	7,133	138,699
Sechilienne-Sidec	674	38,571
Societe de la Tour Eiffel	461	41,077
Societe Des Autoroutes Paris-Rhin-Rhone	777	67,868
Sopra Group SA	708	42,429

Total Gabon	42	18,318
Total SA	5,323	323,371
Vallourec	276	59,555

		3,665,412

Germany — 1.2%
BASF SE	4,551	216,975
Bilfinger Berger AG	1,390	72,400
Continental AG	1,495	123,254
Deutsche Beteiligungs AG	1,857	34,621
Deutsche Boerse AG	1,446	132,324
Deutsche Lufthansa AG	5,213	101,905
Deutsche Post AG	4,640	96,811
Dyckerhoff AG (PRFC Stock)	462	25,741
Elringklinger AG	1,797	34,305
EnBW Energie Baden-Wuerttemberg AG	207	12,263
Fuchs Petrolub AG	365	20,267
GFK AG	2,298	70,496
Hannover Rueckversicherung AG	3,604	131,899
Homag Group AG	1,754	33,429
Indus Holding AG	2,264	53,496
Lanxess AG	3,155	86,889
Leoni AG	1,816	54,906
MAN AG	1,131	76,146
MTU Aero Engines Holding AG	1,959	53,990
Muenchener Rueckversicherungs AG	2,520	380,128
Norddeutsche Affinerie AG	1,954	82,587
Rational AG	159	25,045
Salzgitter AG	1,611	162,913
SAP AG	1,614	85,960
Sixt AG	1,553	33,508
Takkt AG	2,718	37,956
ThyssenKrupp AG	2,620	78,662

		2,318,876

Greece — 0.4%
Alpha Bank A.E.	4,792	104,327
EFG Eurobank Ergasias SA	5,718	104,228
Hellenic Telecommunications Organization SA	7,099	127,604
Motor Oil Hellas Corinth Refineries SA	4,430	66,587
National Bank of Greece SA	4,715	191,073
OPAP SA	4,721	144,906

		738,725

Guernsey — 1.0%
HSBC Infrastructure Co. Ltd., ETF	913,082	1,834,660

Hong Kong — 1.5%
ASM Pacific Technology Ltd.	8,000	46,240
China Mengniu Dairy Co. Ltd.	18,000	18,675
China Mobile Ltd.	5,000	50,088
Chinese Estates Holdings Ltd.	75,000	92,937
CLP Holdings Ltd.	24,843	200,402
CNPC Hong Kong Ltd.	40,000	17,031
Dah Chong Hong Holdings Ltd.	147,000	30,415
Esprit Holdings Ltd.	13,200	81,821
First Shanghai Investments Ltd.	184,000	23,605
Great Eagle Holdings Ltd.	37,000	82,285
Guoco Group Ltd.	15,000	126,084
GZ1 Real Estate Investment Trust	68,000	21,781
Hang Seng Bank Ltd.	11,300	213,617
Hong Kong & China Gas Co. Ltd.	82,000	187,183
Hong Kong Aircraft Engineerg Co. Ltd.	2,800	32,199
Hong Kong Exchanges and Clearing Ltd.	10,700	131,786
Hongkong Chinese Ltd.	254,000	21,819
Hongkong Land Holdings Ltd.	29,000	85,840
Hopewell Holdings Ltd.	37,000	134,371
Hysan Development Co. Ltd.	39,000	101,520
Jardine Matheson Holdings Ltd.	14,800	384,800
Jardine Strategic Holdings Ltd.	12,500	176,250
Kowloon Development Co. Ltd.	67,000	59,998
New World China Land Ltd.	65,200	15,262
New World Development Ltd.	11,000	12,251
Norstar Founders Group Ltd.	84,000	14,593
Orient Overseas International Ltd.	26,000	66,604
Pacific Andes International Holdings Ltd.	132,000	14,958
Pico Far East Holdings Ltd.	226,000	19,208
Ports Design Ltd.	13,000	23,810
Singamas Container Holdings Ltd.	112,000	17,179
Sun Hung Kai & Co. Ltd.	26,000	11,853
Swire Pacific Ltd. (Class A Stock)	13,500	118,667
Texwinca Holdings Ltd.	58,000	48,046
TPV Technology Ltd.	38,000	11,632
Transport International Holdings Ltd.	26,800	74,830
VTech Holdings Ltd.	18,000	105,279

		2,874,919

Hungary — 0.1%
MOL Hungarian Oil and Gas Nyrt	1,498	136,971

India
Tata Motors Ltd., ADR	9,000	68,940

Indonesia — 0.2%
Astra International Tbk PT	34,000	60,648
Bumi Resources Tbk PT	91,000	30,264
Gudang Garam Tbk PT	33,500	20,762
International Nickel Indonesia Tbk PT	349,000	111,824
Telekomunikasi Indonesia Tbk PT	106,000	79,174
United Tractors Tbk PT	31,500	31,059

		333,731

Ireland — 0.4%
Allied Irish Banks PLC	14,704	119,963
Anglo Irish Bank Corp. PLC (ISE)	2,500	13,628
Anglo Irish Bank Corp. PLC (LSX)	20,646	117,118
Bank of Ireland	22,441	127,688
CRH PLC	4,873	104,114
DCC PLC	3,750	73,688
FBD Holdings PLC	2,772	49,307
Kerry Group PLC (Class A Stock)	4,264	125,446
Paddy Power PLC	1,018	18,005
Total Produce PLC	26,487	12,118

United Drug PLC	6,558	26,912

		787,987

Israel — 0.4%
Bank Leumi Le-Israel BM	27,152	94,551
Bezeq Israeli Telecommunication Corp. Ltd.	40,493	71,770
Cellcom Israel Ltd.	1,692	48,702
Clal Industries and Investments	6,647	21,973
Clal Insurance Enterprise Holdings Ltd.	1,380	18,592
Delek Automotive Systems Ltd.	2,730	27,457
Discount Investment Corp.	1,630	29,661
El Al Israel Airlines	47,014	16,436
Gazit Globe Ltd.	5,566	43,516
Harel Insurance Investments & Finances Ltd.	624	25,404
IDB Development Corp. Ltd.	1,273	17,780
IDB Holding Corp. Ltd.	1,135	20,187
Israel Chemicals Ltd.	3,046	43,777
Migdal Insurance & Financial Holding Ltd.	25,735	26,383
Mizrahi Tefahot Bank Ltd.	8,018	49,234
Oil Refineries Ltd.	53,391	30,992
Partner Communications Co.	3,171	59,875
Partner Communications, ADR	3,900	71,838
Property & Building Corp.	298	17,656
Shufersal Ltd.	10,243	49,253

		785,037

Italy — 1.3%
A2A SpA	36,285	92,586
Assicurazioni Generali SpA	6,245	207,316
Azimut Holding SpA	4,490	31,210
Banca Monte dei Paschi di Siena SpA	69,479	172,921
Banca Popolare di Milano Scarl	16,166	137,391
Buzzi Unicem SpA	5,582	85,771
Davide Campari-Milano SpA	7,564	61,727
Edison SpA	58,536	97,507
Enel SpA	14,683	122,569
ENI SpA	9,934	263,311
ERG SpA	6,628	109,977
Esprinet SpA	5,721	25,108
Fiat SpA	7,662	102,961
Geox SpA	5,516	53,957
Indesit Co. SpA	5,973	63,464
Italmobiliare SpA	1,222	65,184
Mediaset SpA	22,053	140,057
Prima Industrie SpA	919	18,073
Recordati SpA	21,729	134,165
Saipem SpA	2,347	70,225
Saras SpA	38,359	160,088
Telecom Italia SpA	68,094	101,342
Tod’s SpA	928	46,695
UniCredit SpA	32,448	121,334

		2,484,939

Japan — 4.9%
ABC-Mart, Inc.	1,500	42,558
ADEKA Corp.	10,900	68,908
Aica Kogyo Co. Ltd.	5,500	43,018
Aichi Corp.	6,900	27,226
Aida Engineering Ltd.	9,000	37,319
Aisin Seiki Co. Ltd.	13,900	340,412
Amano Corp.	6,100	48,888
Ando Corp.	11,000	15,714
Aoyama Trading Co. Ltd.	5,200	69,483
Asahi Kasei Corp.	29,000	122,015
Astellas Pharma, Inc.	9,700	407,586
Atrium Co. Ltd.	5,300	22,970
Bando Chemical Industries Ltd.	10,000	27,612
Canon Finetech, Inc.	4,600	48,403
Canon Marketing Japan, Inc.	6,800	104,159
Canon, Inc.	4,900	185,763
Central Glass Co. Ltd.	15,000	50,082
Central Japan Railway Co.	17	160,302
CKD Corp.	6,200	26,984
Crescendo Investment Corp.	14	23,983
Daikyo, Inc.	31,000	48,020
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	30,019
Denso Corp.	7,800	191,317
DIC Corp.	48,000	90,908
Excel Co. Ltd.	2,400	18,993
Exedy Corp.	1,800	33,952
Fuji Electronics Co. Ltd.	3,500	26,343
Fuji Machine Manufacturing Co. Ltd.	3,000	36,374
Furukawa-Sky Aluminum Corp.	23,000	50,200
Furusato Industries Ltd.	700	6,029
Goldcrest Co. Ltd.	3,210	47,502
Gulliver International Co. Ltd.	1,350	23,615
Hamamatsu Photonics KK	2,200	53,697
Hankyu REIT, Inc.	7	33,578
Hisamitsu Pharmaceutical Co., Inc.	1,700	74,406
Hitachi Cable Ltd.	23,000	78,537
Hitachi Chemical Co. Ltd.	2,700	36,232
Hitachi High-Technologies Corp.	7,200	142,776
Hitachi Metals Ltd.	4,000	47,808
Honda Motor Co. Ltd.	5,500	166,830
Ibiden Co. Ltd.	2,600	63,295
ITC Networks Corp.	18	25,475
Itochu Enex Co. Ltd.	9,700	62,670
Japan General Estate Co. Ltd. (The)	6,700	14,952
Japan Radio Co. Ltd.	17,000	31,477
Japan Retail Fund Investment Corp.	16	65,783
Jastec Co. Ltd.	4,500	23,307
JBCC Holdings, Inc.	3,100	21,349
JSR Corp.	4,600	61,343
Jupiter Telecommunications Co. Ltd.	163	117,362
Kanamoto Co. Ltd.	4,000	16,281
Kawai Musical Instruments Manufacturing Co. Ltd.	15,000	15,002
Kawasaki Kisen Kaisha Ltd.	6,000	37,120
Keihin Corp.	4,000	47,105
Keiyo Co. Ltd.	6,700	34,273
Kenedix Realty Investment Corp.	14	52,108
Kirindo Co. Ltd.	3,200	16,298
Komatsu Ltd.	5,200	85,132
Kuroda Electric Co. Ltd.	2,600	24,435
Lasalle Japan REIT, Inc.	18	33,655
Makino Milling Machine Co. Ltd.	9,000	35,893
Marubeni Corp.	30,000	135,990
Misumi Group, Inc.	2,700	46,485
Mitsui Chemicals, Inc.	33,000	145,483
Mitsui O.S.K. Lines Ltd.	4,000	34,753
Mory Industries, Inc.	4,000	10,089

Namura Shipbuilding Co. Ltd.	4,700	12,711
NEC Fielding Ltd.	4,000	38,149
NEC Mobiling Ltd.	2,100	27,274
New City Residence Investment Corp.	22	31,306
Nihon Dempa Kogyo Co. Ltd.	2,400	41,776
Nihon Eslead Corp.	2,600	18,327
Nikon Corp.	4,000	95,956
Nippon Pillar Packing Co. Ltd.	4,000	16,468
Nippon Residential Investment Corp.	23	57,667
Nippon Road Co. Ltd. (The)	13,000	14,470
Nippon Telegraph & Telephone Corp.	8	35,203
Nippon Thompson Co. Ltd.	6,000	25,417
Nippon Yusen KK	15,000	97,779
Nissan Motor Co. Ltd.	27,000	182,568
Nissan Shatai Co. Ltd.	8,000	53,540
Nisshin Steel Co. Ltd.	36,000	69,640
Nitori Co. Ltd.	900	53,473
Nittetsu Mining Co. Ltd.	11,000	30,425
NSK Ltd.	6,000	34,662
NTT DoCoMo, Inc.	105	168,073
Okabe Co. Ltd.	6,500	24,845
OKK Corp.	10,000	12,829
Osaka Steel Co. Ltd.	2,900	37,690
Otsuka Corp.	600	39,157
Otsuka Kagu Ltd.	2,500	22,950
Pacific Holdings Co.	119	14,437
Pacific Metals Co. Ltd.	17,000	123,258
Pack Corp. (The)	1,700	20,855
Pal Co. Ltd.	1,600	11,247
Pasona Group, Inc.	35	26,762
Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	10,028
Premier Investment Corp.	17	72,369
Ricoh Co. Ltd.	14,000	196,854
Ryobi Ltd.	13,000	35,174
Ryoden Trading Co. Ltd.	4,000	21,254
Ryosan Co. Ltd.	4,600	95,234
Sakai Chemical Industry Co. Ltd.	15,000	40,607
Sakata INX Corp.	6,000	16,482
Sanei-International Co. Ltd.	2,400	26,419
Sankyo-Tateyama Holdings, Inc.	26,000	27,505
Sanshin Electronics Co. Ltd.	5,400	36,857
Sanwa Holdings Corp.	17,000	64,209
Sanyo Denki Co. Ltd.	7,000	19,845
Sapporo Hokuyo Holdings, Inc.	23	115,136
Seika Corp.	11,000	19,202
Shin-Etsu Chemical Co. Ltd.	2,900	137,897
Shinko Shoji Co. Ltd.	4,200	29,457
Showa Shell Sekiyu KK	13,100	127,589
Siix Corp.	3,600	13,693
SRI Sports Ltd.	34	32,549
Stanley Electric Co. Ltd.	3,200	46,944
Sumikin Bussan Corp.	11,000	27,132
Sumitomo Electric Industries Ltd.	10,300	112,107
Sumitomo Light Metal Industries Ltd.	41,000	39,940
Sumitomo Metal Mining Co. Ltd.	15,000	150,326
Sysmex Corp.	1,000	44,191
Tact Home Co. Ltd.	53	15,658
Taiheiyo Cement Corp.	58,000	84,559
Taiho Kogyo Co. Ltd.	3,100	27,018
Takara Leben Co. Ltd.	5,500	16,038
Takata Corp.	3,800	52,473
Takeuchi Manufacturing Co. Ltd.	1,100	14,494
Tempstaff Co. Ltd.	39	26,534
Terumo Corp.	2,300	119,978
Tokai Carbon Co. Ltd.	4,000	29,338
Tokai Rika Co. Ltd.	2,600	33,023
Tokio Marine Holdings, Inc.	4,900	179,898
Tokyo Electron Ltd.	2,100	95,028
Topy Industries Ltd.	20,000	55,372
Toyo Kohan Co. Ltd.	13,000	53,867
Toyota Boshoku Corp.	2,400	26,532
Toyota Motor Corp.	8,300	354,846
Trend Micro, Inc.	2,000	75,805
TS Tech Co. Ltd.	3,700	35,653
Tsudakoma Corp.	9,000	15,257
USS Co. Ltd.	970	62,386
Yahoo! Japan Corp.	333	109,013
Yamaha Motor Co. Ltd.	11,700	159,800
Yamazen Corp.	7,700	23,093
Yaskawa Electric Corp.	4,000	22,777
Yodogawa Steel Works Ltd.	15,000	67,218
Yokohama Rubber Co. Ltd. (The)	23,000	124,956
Yuasa Trading Co. Ltd.	23,000	25,132

		9,271,296

Luxembourg
Oriflame Cosmetics SA	600	27,796

Malaysia — 0.3%
Berjaya Sports Toto Bhd	65,600	85,795
British American Tobacco Malaysia Bhd	4,400	53,167
Digi.Com Bhd	10,700	69,859
Petronas Dagangan Bhd	38,800	74,117
Samling Global Ltd.	228,000	12,134
Shell Refining Co. Federation of Malaya Bhd	3,400	10,402
Tanjong PLC	13,100	50,109
Tenaga Nasional Bhd	63,100	125,867
YTL Power International Bhd	127,100	65,600

		547,050

Mexico — 0.4%
America Movil SAB de CV (Class L Stock), ADR	1,500	69,540
Carso Global Telecom SAB de CV*	17,700	90,632
Cemex SAB de CV, ADR*(a)	5,200	89,544
Fomento Economico Mexicano SAB de CV, ADR	1,200	45,768
Grupo Aeroportuario del Pacifico SA de CV, ADR	800	20,448
Grupo Bimbo SAB de CV (Class A Stock)	11,800	74,232
Grupo Carso SAB de CV (Class A Stock)	12,800	48,923
Grupo Elektra SAB de CV (Class A Stock)	995	34,572
Grupo Mexico SAB de CV (Class B Stock)	32,213	33,873
Grupo Televisa SA, ADR	2,500	54,675
Telefonos de Mexico SAB de CV, ADR	2,900	74,675

Wal-Mart de Mexico SAB de CV (Class V Stock)	19,000	66,539

		703,421

Netherlands — 0.5%
Arcadis NV	2,503	43,704
Fugro NV	661	39,034
ING Groep NV, ADR	8,789	188,416
Koninklijke DSM NV	3,469	164,082
Koninklijke KPN NV	10,225	147,668
OCE NV	6,309	45,055
Randstad Holdings NV	4,461	117,300
SNS Reaal	9,507	108,497
Unilever NV	3,533	99,450
USG People NV	3,379	46,572

		999,778

New Zealand
Fletcher Building Ltd.	14,616	66,030

Norway — 0.4%
ABG Sundal Collier Holding ASA	40,000	35,896
Aker Solutions ASA	3,000	48,580
Ementor ASA*	6,600	28,469
Olsen (Fred) Energy ASA	740	28,571
StatoilHydro ASA	11,450	272,090
Telenor ASA	22,200	276,445
Yara International ASA	1,400	49,826

		739,877

Philippines — 0.2%
First Gen Corp.*	38,900	15,466
Globe Telecom, Inc.	6,250	138,051
International Container Term Services, Inc.	46,800	26,082
Metropolitan Bank & Trust	80,700	58,661
Philippine Long Distance Telephone Co., ADR	1,400	78,876

		317,136

Poland — 0.1%
Grupa Kety SA	547	18,031
KGHM Polska Miedz SA	2,446	51,810
Telekomunikacja Polska SA	13,122	125,163

		195,004

Russia
Mobile Telesystems OJSC, ADR	800	44,808

Singapore — 0.7%
CapitaCommercial Trust	69,000	64,158
Hong Leong Finance Ltd.	13,000	26,889
Jardine Cycle & Carriage Ltd.	16,000	175,999
MobileOne Ltd.	23,000	29,507
Neptune Orient Lines Ltd.	49,000	62,491
Parkway Holdings Ltd.	19,000	25,169
Raffles Education Corp. Ltd.	42,000	21,165
Singapore Airlines Ltd.	18,000	180,826
Singapore Exchange Ltd.	20,000	87,124
Singapore Petroleum Co. Ltd.	38,000	123,485
Singapore Post Ltd.	86,000	57,487
Singapore Technologies Engineering Ltd.	56,000	106,344
SMRT Corp. Ltd.	29,000	40,320
StarHub Ltd.	26,000	47,149
Suntec Real Estate Investment Trust	84,000	68,678
UOL Group Ltd.	55,000	97,275
Venture Corp. Ltd.	15,000	81,607

		1,295,673

South Africa — 0.2%
ABSA Group Ltd.	3,236	42,889
African Bank Investments Ltd.	13,177	40,693
Aquarius Platinum Ltd.	3,015	13,605
ArcelorMittal South Africa Ltd.	2,955	59,632
Astral Foods Ltd.	1,672	19,594
Fountainhead Property Trust	38,143	25,787
Hyprop Investments Ltd.	5,164	24,650
Investec Ltd.	4,768	27,897
JD Group Ltd.	5,949	21,773
Massmart Holdings Ltd.	3,256	29,808
Metropolitan Holdings Ltd.	18,098	24,416
Nedbank Group Ltd.	4,464	56,523
Redefine Income Fund Ltd.	26,627	19,969
SA Corporate Real Estate Fund	72,495	20,677
Truworths International Ltd.	13,536	48,197

		476,110

South Korea — 0.6%
Daegu Bank	2,250	20,096
GS Home Shopping, Inc.	466	24,971
Industrial Bank of Korea	3,220	38,957
KISCO Corp.*	437	17,549
KISCO Holdings Co. Ltd.	132	5,179
Kookmin Bank	1,276	57,018
Korea Exchange Bank	6,380	59,253
Korea Zinc Co. Ltd.	413	33,405
Kumho Electric Co. Ltd.	670	14,031
LG Chem Ltd.	1,148	90,073
LG Corp.	1,934	100,706
LG Telecom Ltd.	8,550	71,348
Paradise Co. Ltd.	8,331	17,908
Pusan Bank	3,390	30,623
S-Oil Corp.	1,898	109,325
S1 Corp.	765	38,972
Samsung Electronics Co. Ltd.	370	169,554
SeAH Steel Corp.	313	15,993
Sejong Industrial Co. Ltd.	1,800	7,838
Sindo Ricoh Co. Ltd.	618	29,698
SK Gas Co. Ltd.	445	23,997
SK Telecom Co. Ltd., ADR	2,800	52,696
Uangel Corp.	1,940	8,734
Young Poong Corp.	45	16,088

		1,054,012

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	3,182	128,822
Antena 3 de Television SA	8,811	64,077
Banco Bilbao Vizcaya Argentaria SA	11,708	189,326
Banco Pastor SA	4,474	38,544
Banco Popular Espanol SA	15,685	186,832
Fomento de Construcciones y Contratas SA	2,147	96,992
Gas Natural SDG SA	2,921	108,424
Gestevision Telecinco SA	8,129	83,080
Inditex SA	4,060	171,793
Mapfre SA	57,439	251,088
Promotora de Informaciones SA	9,763	65,925
Prosegur Cia de Seguridad SA	1,738	60,454

Red Electrica Corp. SA	2,560	130,358
Repsol YPF SA	4,704	139,407
Telefonica SA	14,340	340,970
Tubacex SA	3,036	19,223

		2,075,315

Sweden — 0.8%
Alfa Laval AB	5,600	57,949
Atlas Copco AB (Class A Stock)	8,600	97,704
Axfood AB	2,900	78,829
BE Group AB	4,800	27,079
Boliden AB	10,400	43,737
Electrolux AB (Class B Stock)	10,400	121,669
Hennes & Mauritz AB (Class B Stock)	4,075	166,854
Klovern AB	15,500	39,914
Kungsleden AB	10,200	65,600
Sandvik AB	4,400	46,614
Scania AB	15,000	184,743
Skandianaviska Enskilda Banken AB	9,300	145,054
Skanska AB	8,200	93,334
SKF AB	14,200	181,410
Swedbank AB (Class A Stock)	5,900	77,134
Teliasonera AB	18,000	102,294
Volvo AB	10,000	84,869

		1,614,787

Switzerland — 1.7%
ABB Ltd.*	3,574	69,258
ACE Ltd.	4,000	216,520
Actelion Ltd.*	1,264	65,132
Addax Petroleum Corp.	2,200	59,721
Adecco SA	2,341	101,697
Alcon, Inc.	1,200	193,812
Atel Holding AG*	81	41,450
Bank Sarasin & Cie AG (Class B Stock)	874	33,470
Basellandschaftliche Kantonalbank	13	11,334
EMS-Chemie Holding AG	485	56,880
Geberit AG	687	84,252
Holcim Ltd.	4,106	300,934
Kaba Holding AG	113	29,831
Kuehne & Nagel International AG	1,485	99,083
Kuoni Reisen Holding AG	237	91,557
Lindt & Spruengli AG	2	54,132
Logitech International SA*	1,572	35,884
Nestle SA	4,251	183,718
Roche Holding AG	1,285	201,156
SGS SA	88	103,568
Sika AG	28	31,680
Sonova Holding AG	1,453	94,732
Straumann Holding AG	173	47,933
Swatch Group AG (The)	369	68,112
Swiss Life Holding*	615	89,289
Swiss Reinsurance	1,494	82,925
Swisscom AG	530	157,949
Syngenta AG	641	135,177
Synthes, Inc.	1,143	158,125
Xstrata PLC	2,438	75,979
Zurich Financial Services AG	746	206,583

		3,181,873

Taiwan — 0.8%
Advanced Semiconductor Engineering, Inc.	61,735	31,463
Advanced Semiconductor Engineering, Inc., ADR	12,142	30,841
Alpha Networks, Inc.	32,000	22,126
Asia Polymer	28,000	14,169
Asustek Computer, Inc.	34,090	67,469
AU Optronics Corp.	47,250	53,442
AU Optronics Corp., ADR	5,564	63,207
China Manmade Fibers Corp.*	91,000	13,769
Chung Hung Steel Corp.	31,000	14,096
Compal Electronics, Inc.	109,445	80,167
Evergreen Marine Corp. Taiwan Ltd.	42,000	19,175
Feng Tay Enterprise Co. Ltd.	39,000	20,583
Formosa Petrochemical Corp.	113,000	262,645
Fubon Financial Holding Co. Ltd.	60,000	43,418
Greatek Electronics, Inc.	25,440	20,618
HannStar Display Corp.	81,699	18,134
Himax Technologies, Inc., ADR	8,800	25,432
Hung Sheng Construction Co. Ltd.	34,000	9,361
Inventec Co. Ltd.	73,000	35,856
KGI Securities Co. Ltd.	62,000	23,922
L&K Engineering Co. Ltd.	15,000	14,016
MediaTek, Inc.	80	830
Mitac Technology Corp.	35,000	14,592
Nan Ya Plastics Corp.	46,000	68,162
Novatek Microelectronics Corp. Ltd.	15,143	22,613
O-TA Precision Industry Co. Ltd.	12,000	15,739
Quanta Computer, Inc.	80,340	100,625
Quanta Storage, Inc.	16,000	15,243
Siliconware Precision Industries Co.	11,400	65,778
Taiwan Fire & Marine Insurance Co.	30,000	16,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,600	89,952
Teco Electric and Machinery Co. Ltd.	65,000	22,807
Tripod Technology Corp.	14,000	26,877
Ttet Union Corp.	20,000	14,908
U-Ming Marine Transport Corp.	20,000	28,825
Universal Scientific Industrial Co. Ltd.	61,123	20,006
USI Corp.	58,000	21,820

		1,429,239

Thailand — 0.1%
IRPC PCL	310,300	37,542
PTT PCL	23,400	159,434
Thai Oil PCL	38,400	47,695

		244,671

Turkey — 0.2%
Turk Sise ve Cam Fabrikalari A/S*	28,457	34,794
Aygaz A/S*	9,499	17,684
Enka Insaat ve Sanayi A/S	6,761	45,667
Ford Otomotiv Sanayi A/S	7,271	39,340
Selcuk Ecza Deposu Ticaret ve Sanayi AS	14,634	14,616
Tupras Turkiye Petrol Rafine	7,092	129,374
Ulker Biskuvi Sanayi A/S	8,665	18,171

Vestel Beyaz Esya Sanayi ve Ticaret AS	9,471	18,551

		318,197

United Kingdom — 2.4%
Aggreko PLC	2,220	21,836
Amlin PLC	11,878	67,967
Antofagasta PLC	6,587	47,849
AstraZeneca PLC	8,554	374,317
Aveva Group PLC	982	20,248
Barclays PLC	30,945	183,857
Beazley Group PLC	32,274	68,854
BG Group PLC	10,052	182,303
BP PLC	15,641	130,262
British Airways PLC	41,691	127,192
British American Tobacco PLC	6,296	205,546
BT Group PLC	41,794	121,162
Capita Group PLC (The)	7,244	90,156
Carnival PLC	3,601	107,328
Centrica PLC	59,510	334,847
Chaucer Holdings PLC	36,008	35,786
Close Brothers Group PLC	11,771	118,704
De La Rue PLC	2,588	42,022
Diageo PLC	9,891	168,734
Drax Group PLC	13,384	180,209
GlaxoSmithKline PLC	6,884	149,125
Go-Ahead Group PLC	1,600	47,545
Halfords Group PLC	6,016	27,966
HBOS PLC	35,142	79,729
ICAP PLC	4,920	31,734
Imperial Tobacco Group PLC	5,193	166,698
Inchcape PLC	20,627	69,677
Intertek Group PLC	2,499	37,458
John Wood Group PLC	10,061	61,180
Man Group PLC	18,686	114,187
Old Mutual PLC	65,025	91,016
Petrofac Ltd.	4,401	45,986
Reckitt Benckiser Group PLC	4,341	210,472
Rotork PLC	2,421	40,449
Royal Bank of Scotland Group PLC	51,408	165,837
Scottish & Southern Energy PLC	4,848	123,360
Serco Group PLC	7,189	46,885
Spectris PLC	3,197	38,233
Spirax-Sarco Engineering PLC	1,819	29,599
Tesco PLC	24,031	167,134
Ultra Electronics Holdings PLC	2,476	56,123
Victrex PLC	1,930	24,727
Wolfson Microelectronics PLC*	11,014	21,392

		4,475,691

United States — 35.1%
3M Co.	2,400	163,944
A.M. Castle & Co.	2,000	34,560
Abbott Laboratories	3,200	184,256
Abercrombie & Fitch Co. (Class A Stock)	1,400	55,230
Advance America Cash Advance Centers, Inc.	6,200	18,538
Advance Auto Parts, Inc.	2,200	87,252
Aeropostale, Inc.*	1,200	38,532
Aetna, Inc.	5,100	184,161
Affiliated Managers Group, Inc.*(a)	800	66,280
Aflac, Inc.(a)	3,700	217,375
AGL Resources, Inc.	2,800	87,864
Air Products & Chemicals, Inc.	1,800	123,282
Airgas, Inc.	600	29,790
Airvana, Inc.*	6,600	38,874
Alaska Communications Systems Group, Inc.	3,800	46,474
Alliant Energy Corp.	5,211	167,846
Alliant Techsystems, Inc.*(a)	900	84,546
Allstate Corp. (The)	4,900	225,988
Altria Group, Inc.	10,900	216,256
American Financial Group, Inc.	6,100	179,950
AMETEK, Inc.	2,500	101,925
Amkor Technology, Inc.*	8,300	52,871
Ampco-Pittsburgh Corp.	1,200	31,080
Amphenol Corp. (Class A Stock)	2,100	84,294
Anixter International, Inc.*	1,900	113,069
Apache Corp.	900	93,852
Applied Materials, Inc.(a)	9,900	149,787
AptarGroup, Inc.(a)	1,300	50,843
Arbitron, Inc.	800	35,752
Arrow Electronics, Inc.*	4,200	110,124
Associated Banc-Corp.(a)	7,300	145,635
Assurant, Inc.	1,900	104,500
Asta Funding, Inc.	2,500	17,525
AT&T, Inc.	7,100	198,232
Atlantic Tele-Network, Inc.	1,500	42,000
Atmos Energy Corp.(a)	3,500	93,170
AutoZone, Inc.*	1,000	123,340
Avnet, Inc.*	4,500	110,835
Avon Products, Inc.	3,300	137,181
Baker Hughes, Inc.	800	48,432
Ball Corp.	1,300	51,337
Bank of America Corp.	4,400	154,000
Bank of Hawaii Corp.(a)	1,300	69,485
Bard (C.R.), Inc.(a)	1,700	161,279
Baxter International, Inc.	2,400	157,512
BB&T Corp.(a)	3,800	143,640
Beckman Coulter, Inc.	1,000	70,990
Becton, Dickinson and Co.	2,700	216,702
Best Buy Co., Inc.	3,800	142,500
BJ Services Co.	3,800	72,694
Black & Decker Corp. (The)(a)	2,000	121,500
BMC Software, Inc.*(a)	3,400	97,342
Boeing Co. (The)	2,500	143,375
BorgWarner, Inc.	1,800	58,986
Brink’s Co. (The)	1,200	73,224
Brown-Forman Corp. (Class B Stock)	1,200	86,172
Buckeye Partners LP	2,800	103,852
Burlington Northern Santa Fe Corp.	1,800	166,374
C.H. Robinson Worldwide, Inc.(a)	1,800	91,728
Cal-Maine Foods, Inc.(a)	1,500	41,160
Cameron International Corp.*(a)	2,400	92,496
Capital One Financial Corp.	3,700	188,700
Capital Trust, Inc. (Class A Stock)(a)	3,000	46,500
Cascade Corp.	1,100	48,191
Caterpillar, Inc.	2,700	160,920
Central Vermont Public Service Corp.	600	14,064
CenturyTel, Inc.	4,200	153,930
Chevron Corp.	5,200	428,896
Chubb Corp.	3,700	203,130
Church & Dwight Co., Inc.	1,300	80,717
Cincinnati Financial Corp.	6,200	176,328
City Bank/Lynnwood WA(a)	2,200	34,320

Coach, Inc.*	4,000	100,160
Colgate-Palmolive Co.	2,400	180,840
Comerica, Inc.	2,900	95,091
Commercial Metals Co.	4,600	77,694
Computer Sciences Corp.*	2,500	100,325
ConocoPhillips	2,800	205,100
Corning, Inc.	9,000	140,760
CSG Systems International, Inc.*	2,900	50,837
Cummins, Inc.(a)	1,600	69,952
DaVita, Inc.*	1,800	102,618
Dell, Inc.*	10,500	173,040
Delphi Financial Group, Inc. (Class A Stock)(a)	1,200	33,648
Denbury Resources, Inc.*(a)	3,200	60,928
Depomed, Inc.*	6,000	21,900
Devon Energy Corp.	2,000	182,400
Diamond Offshore Drilling, Inc.	600	61,836
DiamondRock Hospitality Co.	8,000	72,800
DIRECTV Group, Inc. (The)*	8,400	219,828
DISH Network Corp. (Class A Stock)*	3,400	71,400
Donaldson Co., Inc.	1,200	50,292
Dow Chemical Co. (The)	6,300	200,214
DPL, Inc.(a)	2,500	62,000
Dril-Quip, Inc.*(a)	600	26,034
East West Bancorp, Inc.(a)	4,400	60,280
Eaton Vance Corp.	2,300	81,029
Ecolab, Inc.	2,400	116,448
Embarq Corp.(a)	5,100	206,805
Emerson Electric Co.	5,000	203,950
Energen Corp.	1,600	72,448
Energizer Holdings, Inc.*	600	48,330
ENSCO International, Inc.(a)	800	46,104
Exelon Corp.	1,900	118,978
Expeditors International of Washington, Inc.(a)	2,300	80,132
Express Scripts, Inc.*	2,800	206,696
Exxon Mobil Corp.	2,100	163,086
Factset Research Systems, Inc.(a)	600	31,350
Fastenal Co.(a)	1,400	69,146
Federated Investors, Inc. (Class B Stock)	1,700	49,011
First Merchants Corp.(a)	2,300	52,440
FLIR Systems, Inc.*(a)	1,300	49,946
Flowers Foods, Inc.	1,700	49,912
FMC Corp.	1,200	61,668
FMC Technologies, Inc.*	1,700	79,135
Franklin Resources, Inc.	2,300	202,699
Frontier Communications Corp.(a)	15,700	180,550
Gardner Denver, Inc.*	500	17,360
Genentech, Inc.*	2,200	195,096
General Dynamics Corp.	2,300	169,326
Genuine Parts Co.	3,700	148,777
Gerdau Ameristeel Corp.	12,978	127,704
Gilead Sciences, Inc.*	2,700	123,066
Goldman Sachs Absolute Return Tracker Fund, ETF*	45,241	332,970
Goldman Sachs Commodity Strategy Fund, ETF	173,090	2,030,344
Goldman Sachs Group, Inc. (The)	400	51,200
Goldman Sachs High Yield Fund, ETF	1,933,333	12,373,330
Goodrich Corp.	1,300	54,080
Graco, Inc.	1,800	64,098
Green Bankshares, Inc.(a)	2,200	51,722
Harris Corp.	1,900	87,780
Harsco Corp.(a)	1,100	40,909
Hartford Financial Service Group, Inc. (The)	2,800	114,772
HCC Insurance Holdings, Inc.	5,800	156,600
Health Management Associates, Inc. (Class A Stock)*	15,000	62,400
Helmerich & Payne, Inc.	900	38,871
Henry Schein, Inc.*(a)	1,300	69,992
Hercules Technology Growth Capital, Inc.	4,300	41,710
Herman Miller, Inc.(a)	1,600	39,152
Hess Corp.	1,900	155,952
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF	136,927	2,188,092
Honeywell International, Inc.	3,400	141,270
Hormel Foods Corp.	2,600	94,328
Host Hotels & Resorts, Inc.	7,000	93,030
Hubbell, Inc. (Class B Stock)	800	28,040
Humana, Inc.*(a)	4,500	185,400
IDEXX Laboratories, Inc.*	1,100	60,280
Illinois Tool Works, Inc.	4,500	200,025
infoGROUP, Inc.	13,000	85,930
Ingles Markets, Inc. (Class A Stock)(a)	1,900	43,377
Ingram Micro, Inc. (Class A Stock)*	7,100	114,097
Integrys Energy Group, Inc.	2,400	119,856
International Business Machines Corp.	1,700	198,832
Iowa Telecommunications Services, Inc.	3,800	70,984
iShares Dow Jones US Real Estate Index Fund, ETF(a)	124,933	7,739,599
iShares S&P World Ex-US Property Index Fund, ETF(a)	75,860	2,416,141
J.B. Hunt Transport Services, Inc.(a)	1,000	33,370
Jack Henry & Associates, Inc.(a)	2,600	52,858
John Bean Technologies Corp.*	367	4,646
Johnson & Johnson	3,000	207,840
JPMorgan Chase & Co.	4,700	219,490
Kellogg Co.	3,000	168,300
Kimberly-Clark Corp.	4,800	311,232
Kinetic Concepts, Inc.*(a)	1,000	28,590
Kirby Corp.*(a)	700	26,558
Kulicke & Soffa Industries, Inc.*(a)	6,300	28,413
L-3 Communications Holdings, Inc.	1,600	157,312
Laboratory Corp. of America Holdings*	2,100	145,950
Lam Research Corp.*(a)	3,800	119,662
LCA-Vision, Inc.	2,600	12,064
Lexmark International, Inc. (Class A Stock)*	4,300	140,051
Lincoln Electric Holdings, Inc.	900	57,879
Lincoln National Corp.	2,800	119,868
Lockheed Martin Corp.	1,800	197,406
Macatawa Bank Corp.	2,600	18,174
Magellan Midstream Partners LP	3,400	110,160
Marathon Oil Corp.	4,800	191,376

Martin Marietta Materials, Inc.(a)	400	44,792
McCormick & Co., Inc.	2,200	84,590
McDonald’s Corp.	2,900	178,930
MCG Capital Corp.	9,300	24,366
McGraw-Hill Cos., Inc. (The)	5,100	161,211
MDU Resources Group, Inc.	3,200	92,800
Medtronic, Inc.	2,500	125,250
MEMC Electronic Materials, Inc.*	1,100	31,086
Merck & Co., Inc.	6,000	189,360
Methode Electronics, Inc.	3,500	31,290
Mettler-Toledo International, Inc.*	800	78,400
Microsoft Corp.	7,300	194,837
Monsanto Co.	900	89,082
MSC Industrial Direct Co., Inc. (Class A stock)	800	36,856
Mueller Industries, Inc.(a)	2,500	57,525
Murphy Oil Corp.	900	57,726
Nicor, Inc.	2,400	106,440
NIKE, Inc. (Class B Stock)	2,600	173,940
Noble Corp.	2,200	96,580
Noble Energy, Inc.	2,500	138,975
Norfolk Southern Corp.	2,000	132,420
NorthWestern Corp.	1,300	32,669
Novatel Wireless, Inc.*	3,100	18,786
Nucor Corp.	4,300	169,850
Occidental Petroleum Corp.	2,800	197,260
Oceaneering International, Inc.*(a)	600	31,992
Old Republic International Corp.	12,100	154,275
Omnicom Group, Inc.	5,000	192,800
Oracle Corp.*	4,700	95,457
Pacer International, Inc.(a)	3,100	51,057
Pacific Capital Bancorp(a)	3,500	71,225
Packaging Corp. of America	1,800	41,724
Patterson-UTI Energy, Inc.	6,200	124,124
Paychex, Inc.	4,000	132,120
Pepsi Bottling Group, Inc.	11,600	338,372
PepsiCo, Inc.	2,300	163,921
PetSmart, Inc.(a)	2,600	64,246
Pfizer, Inc.	12,200	224,968
PIMCO Commodity RealReturn Strategy Fund, ETF	175,895	2,402,724
PIMCO Developing Local Markets Fund, ETF	108,220	1,073,539
PIMCO Emerging Markets Bond Fund, ETF	108,391	1,024,300
PMC Commercial Trust	1,800	13,140
PowerShares International Listed Private Equity Portfolio, ETF(a)	22,205	343,067
PowerShares Listed Private Equity Portfolio, ETF	132,400	2,089,272
PPG Industries, Inc.	2,000	116,640
PPL Corp.	4,600	170,292
Praxair, Inc.	2,500	179,350
Precision Castparts Corp.	800	63,024
Procter & Gamble Co.	2,300	160,287
Progressive Corp. (The)	9,400	163,560
Protective Life Corp.	700	19,957
QUALCOMM, Inc.	2,200	94,534
Questar Corp.	2,200	90,024
Quicksilver Resources, Inc.*	1,800	35,334
Qwest Communications International, Inc.(a)	57,400	185,402
Range Resources Corp.	1,900	81,453
Raytheon Co.	2,200	117,722
Reliance Steel & Aluminum Co.	2,300	87,331
Renasant Corp.	2,800	60,788
Repligen Corp.*	3,500	16,485
Republic Services, Inc.	3,200	95,936
Reynolds American, Inc.	2,100	102,102
Robert Half International, Inc.	2,300	56,925
Rockwell Collins, Inc.	2,900	139,461
Rollins, Inc.	2,100	39,858
Roper Industries, Inc.(a)	1,600	91,136
Ross Stores, Inc.(a)	2,500	92,025
Rowan Cos., Inc.	800	24,440
Ryder System, Inc.	600	37,200
Safety Insurance Group, Inc.(a)	1,800	68,274
Schlumberger Ltd.	1,400	109,326
Schwab, (Charles) Corp. (The)	4,000	104,000
SEI Investments Co.	2,500	55,500
Selective Insurance Group	4,600	105,432
Sepracor, Inc.*	4,500	82,395
Sherwin-Williams Co. (The)(a)	2,300	131,468
Sierra Bancorp(a)	1,800	37,548
Sigma-Aldrich Corp.(a)	1,500	78,630
Silgan Holdings, Inc.(a)	600	30,654
Smart Modular Technologies WWH, Inc.*	6,800	20,400
Smith International, Inc.	600	35,184
Southern Copper Corp.(a)	4,000	76,320
St. Jude Medical, Inc.*(a)	3,800	165,262
Stanley Works (The)	1,800	75,132
Staples, Inc.(a)	9,300	209,250
Starbucks Corp.*	4,900	72,863
Stone Energy Corp.*	231	9,778
Strayer Education, Inc.	100	20,026
Stryker Corp.	3,400	211,820
Suburban Propane Partners LP	3,000	100,740
Sunoco Logistics Partners LP	2,600	115,050
Sunoco, Inc.	1,500	53,370
Sunstone Hotel Investors, Inc.	6,000	81,000
Superior Energy Services, Inc.*(a)	800	24,912
SUPERVALU, Inc.	8,400	182,280
SYSCO Corp.	4,900	151,067
Systemax, Inc.(a)	3,000	42,180
T. Rowe Price Group, Inc.	3,700	198,727
TC Pipelines LP	3,200	99,008
TD Ameritrade Holding Corp.*	2,800	45,360
Techne Corp.*	800	57,696
Technitrol, Inc.	3,500	51,765
Teledyne Technologies, Inc.*(a)	700	40,012
Texas Instruments, Inc.	15,700	337,550
Thor Industries, Inc.(a)	2,900	71,978
Tiffany & Co.	1,600	56,832
TJX Cos., Inc.	5,200	158,704
Travelers Cos., Inc. (The)	5,000	226,000
Tupperware Brands Corp.	1,100	30,393
UGI Corp.	6,000	154,680
Umpqua Holdings Corp.	4,800	70,608
Unit Corp.*	600	29,892
United Community Financial Corp.(a)	5,500	27,500
United Online, Inc.(a)	4,600	43,286
United Technologies Corp.	2,700	162,162
UnitedHealth Group, Inc.	14,600	370,694
Valero Energy Corp.	6,700	203,010
Valmont Industries, Inc.	300	24,807
Varian Medical Systems, Inc.*	1,800	102,834
VCA Antech, Inc.*	1,600	47,152

Vector Group Ltd.(a)	1,995	35,232
Viacom, Inc. (Class B Stock)*	6,800	168,912
W Holding Co., Inc.	33,900	18,306
W.R. Berkely Corp.	3,400	80,070
W.W. Grainger, Inc.(a)	1,400	121,758
Waddell & Reed Financial, Inc. (Class A Stock)	2,100	51,975
Wal-Mart Stores, Inc.	3,400	203,626
Walgreen Co.(a)	6,500	201,240
Waste Management, Inc.	4,700	148,003
Waters Corp.*	1,500	87,270
WellPoint, Inc.*	4,100	191,757
Western Digital Corp.*(a)	7,100	151,372
Whirlpool Corp.(a)	2,000	158,580
Whole Foods Market, Inc.	2,400	48,072
Wiley, (John) & Sons, Inc. (Class A Stock)	1,300	52,585
Windstream Corp.	19,300	211,142
Wolverine World Wide, Inc.	1,400	37,058
Woodward Governor Co.	1,100	38,797
World Wrestling Entertainment, Inc. (Class A Stock)	3,400	52,564
Wrigley, (Wm., Jr.) Co.	2,200	174,680
Wyeth	9,600	354,624
Yum! Brands, Inc.	4,500	146,745
Zenith National Insurance Corp.	2,500	91,600

		66,600,109

TOTAL COMMON STOCKS
(cost $144,567,019)		125,541,243

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 19.7%

Austria — 1.3%
Oesterreichische Kontrollbank AG, Gtd. Notes
2.875%	03/15/11	Aaa	$2,600	2,587,234

Canada — 1.1%
Agrium, Inc., Sr. Unsec’d. Notes
6.75%	01/15/19	Baa2	505	494,878

Canadian Natural Resources Ltd., Notes
5.90%	02/01/18	Baa2	500	440,063

Nexen, Inc., Sr. Unsec’d. Notes
5.65%	05/15/17	Baa2	500	427,094

Petro-Canada, Sr. Unsec’d. Notes
6.05%	05/15/18	Baa2	500	436,455

Rogers Communications, Inc., Gtd. Notes
6.80%	08/15/18	Baa3	280	266,030

				2,064,520

Cayman Islands — 0.2%
Transocean, Inc., Sr. Unsec’d. Notes
6.00%	03/15/18	Baa2	475	443,315

Germany — 1.7%
Kreditanstalt fuer Wiederaufbau, Gtd. Notes
4.25%	06/15/10	Aaa	3,100	3,173,340

Luxembourg — 0.3%
Telecom Italia Capital SA, Gtd. Notes
7.721%	06/04/38	Baa2	600	497,292

Spain — 0.5%
Telefonica Emisiones SAU, Gtd. Notes
5.855%	02/04/13	Baa1	925	889,998

United Kingdom — 0.6%
HSBC Holdings PLC, Sub. Notes
6.80%	06/01/38	Aa3	800	677,426

Royal Bank of Scotland Group PLC, Sr. Sub. Notes
5.05%	01/08/15	Aa3	500	485,458

				1,162,884

United States — 14.0%
Abbott Laboratories, Sr. Unsec’d. Notes
5.60%	11/30/17	A1	365	353,796
Aetna, Inc., Sr. Unsec’d. Notes
6.50%	09/15/18	A3	285	280,537
American International Group, Inc., Sr. Unsec’d. Notes
4.95%	03/20/12	A3	1,425	878,625
Apache Corp., Notes
6.90%	09/15/18	A3	230	231,485
Asian Development Bank, Sr. Unsub. Notes (SNAT)
4.125%	09/15/10	Aaa	2,800	2,886,912
AT&T, Inc., Sr. Unsec’d. Notes
6.40%	05/15/38	A2	1,100	923,142
Bank of America NA, Sub. Notes
6.10%	06/15/17	Aa1	1,600	1,413,589
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes
7.05%	10/01/18	A2	365	364,465
Chubb Corp., Sr. Notes
6.50%	05/15/38	A2	250	226,129
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16	A1	350	336,323
Citigroup, Inc., Sr. Unsec’d. Notes
6.125%	11/21/17	Aa3	1,000	847,475
Comcast Corp., Gtd. Notes
6.40%	05/15/38	Baa2	825	659,959
Energy Transfer Partners LP, Sr. Unsec’d. Notes
7.50%	07/01/38	Baa3	380	358,484
EOG Resources, Inc., Notes
6.875%	10/01/18	A3	245	244,125
European Investment Bank, Sr. Unsec’d. Notes (SNAT)
4.25%	07/15/13	Aaa	2,525	2,584,590
Florida Power Corp., First Mortgage
5.65%	06/15/18	A2	350	334,736
Inter-American Development Bank, Sr. Unsub. Notes (SNAT)
4.75%	10/19/12	Aaa	1,700	1,753,292
International Bank for Reconstruction & Development, Notes (SNAT)
5.50%	11/25/13	Aaa	1,400	1,516,581
JPMorgan Chase & Co., Sr. Unsec’d. Notes
4.75%	05/01/13	Aa2	2,250	2,093,935
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
5.95%	02/15/18	Baa2	460	409,741
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.125%	08/23/18	Baa2	630	588,259
Kroger Co. (The), Gtd. Notes
5.00%	04/15/13	Baa2	800	763,752
Midamerican Energy Holdings Co., Sr. Notes
5.75%	04/01/18	Baa1	500	461,245
Oracle Corp., Sr. Unsec’d. Notes
5.75%	04/15/18	A2	800	742,804
Pacificorp, First Mortgage
5.65%	07/15/18	A3	500	473,510
Pemex Project Funding Master Trust, Gtd. Notes, 144A
5.75%	03/01/18	Ba1	375	354,862
PepsiCo, Inc., Unsec’d. Notes
5.00%	06/01/18	Aa2	250	241,374
Philip Morris International, Inc., Sr. Unsec’d. Notes
6.375%	05/16/38	A2	250	219,908

Schering-Plough Corp., Sr. Unsec’d. Notes
6.00%	09/15/17	Baa1	250	240,075
Time Warner Cable, Inc., Gtd. Notes
5.85%	05/01/17	Ba2	750	660,778
Verizon Communications, Inc., Sr. Unsec’d. Notes
5.25%	04/15/13	A3	1,400	1,349,376
Viacom, Inc., Sr. Unsec’d. Notes
6.75%	10/05/37	Baa3	400	343,604
Virginia Electric and Power Co., Sr. Unsec’d. Notes
5.40%	04/30/18	Baa1	450	411,345
Wells Fargo & Co., Sr. Unsec’d. Notes
5.625%	12/11/17	Aa1	850	781,187
XTO Energy, Inc., Sr. Unsec’d. Notes
6.50%	12/15/18	Baa2	250	231,891

				26,561,891

TOTAL CORPORATE BONDS
(cost $39,123,754)				37,380,474

			Shares
U.S. TREASURY OBLIGATIONS — 3.2%

U.S. Treasury Obligations
U.S. Treasury Bonds
4.375%	02/15/38		400		405,094
5.00%	05/15/37		3,105		3,454,070
U.S. Treasury Notes
2.375%	08/31/10		1,335		1,345,221
3.375%	06/30/13-07/31/13		350		356,606
4.00%	09/30/09		500		510,234

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,903,404)					6,071,225

FOREIGN GOVERNMENT BONDS — 1.3%
Brazilian Government International Bond, Notes (Brazil)
10.25%	06/17/13	Ba1	575		701,500
Republic of Italy, Sr. Unsec’d. Notes (Italy)
5.625%	06/15/12	A+(d)	850		915,977
United Mexican States, Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1	900		925,200

TOTAL FOREIGN GOVERNMENT BONDS
(cost $2,545,537)					2,542,677

ASSET-BACKED SECURITY
United States
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A1 (cost $96)
3.267%	03/25/36	Aaa	—	(r)	90

			Units
RIGHTS *
Brazil
EDP — Energias do Brasil SA, expiring on 10/13/2008			501,908		2,637

TOTAL RIGHTS
(cost $0)					2,637

TOTAL LONG-TERM INVESTMENTS
(cost $192,139,810)					171,538,346

SHORT-TERM INVESTMENT — 22.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,921,155; includes $14,223,640 of cash collateral for securities on loan)(b)(w)			41,921,155		41,921,155

TOTAL INVESTMENTS(o) — 112.3%
(cost $234,060,965)(x)					213,459,501
Liabilities in excess of other assets — (12.3)%					(23,455,370)

NET ASSETS — 100.0%					$190,004,131

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ETF	Exchange Traded Funds

ISE	International Securities Exchange

LSX	London Exchange

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SNAT	Supra National Bank

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NWD	New Taiwanese Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,251,244; cash collateral of $14,223,640 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(o)	As of September 30, 2008, 612 securities representing $48,883,598 and 25.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts and foreign currency exchange contracts as follows:
Futures contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
20	Dow Jone Euro STOXX 50 Index	Dec 08	$891,586	$862,135	$(29,451)
9	S&P 500 Index	Dec 08	2,698,650	2,626,650	(72,000)
40	TOPIX Index	Dec 08	4,479,714	4,084,434	(395,280)

					(496,731)

Short Positions:
35	SPI 200 Index	Dec 08	3,292,089	3,239,537	52,552
48	2 Year U.S. Treasury Notes	Dec 08	10,191,005	10,245,000	(53,995)
143	5 Year U.S. Treasury Notes	Dec 08	16,011,539	16,049,516	(37,977)
122	10 Year U.S. Treasury Notes	Dec 08	14,107,933	13,984,250	123,683
96	30 Year U.S. Treasury Bonds	Dec 08	11,295,753	11,248,500	47,253

					131,516

					$(365,215	) (1)

(1)	Cash of $2,794,537 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008.
Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 11/14/08	AUD	3,368	$2,916,762	$2,656,513	$(260,249)
British Pound,
Expiring 10/24/08	GBP	3,489	6,249,521	6,215,885	(33,636)
Euro,
Expiring 10/24/08	EUR	12,144	17,376,673	17,140,048	(236,625)
Japanese Yen,
Expiring 11/14/08	JPY	768,530	7,130,962	7,275,776	144,814
New Taiwanese Dollar
Expiring 10/24/08	NWD	2,717	85,335	84,315	(1,020)

			$33,759,253	$33,372,537	$(386,716)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sales Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 11/14/08	AUD	3,368	$2,972,757	$2,656,513	$316,244
British Pound,
Expiring 10/24/08	GBP	3,489	6,710,130	6,215,886	494,244
Euro,
Expiring 10/24/08	EUR	12,144	18,353,317	17,140,048	1,213,269
Japanese Yen,
Expiring 11/14/08	JPY	768,530	7,032,553	7,275,776	(243,223)
New Taiwanese Dollar
Expiring 10/24/08	NWD	39,200	1,280,209	1,216,447	63,762

			$36,348,966	$34,504,670	$1,844,296

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$118,581,437	$(365,215)
Level 2 - Other Significant Observable Inputs	94,878,064	1,457,580
Level 3 - Significant Unobservable Inputs	—	—

Total	$213,459,501	$1,092,365

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Affiliated Money Market Mutual fund (7.5% represents investments purchased with collateral from securities on loan)	22.0%
Exchange Traded Funds	19.1
Banks	8.5
Telecommunications	6.5
Insurance	4.7
Oil, Gas & Consumable Fuels	3.8
U.S. Treasury Obligations	3.2
Oil & Gas	2.7
Chemicals	2.3
Diversified Financial Services	2.2
Financial Services	2.2
Pharmaceuticals	2.0
Foods	1.7
Financial — Bank & Trust	1.7
Foreign Government Bonds	1.3
Electric	1.3
Real Estate Investment Trusts	1.3
Retail & Merchandising	1.0
Media	1.0
Electronic Components & Equipment	1.0
Commercial Banks	1.0
Metals & Mining	0.9
Construction & Engineering	0.9
Transportation	0.8
Beverages	0.8
Utilities	0.8
Medical Supplies & Equipment	0.8
Healthcare Services	0.7
Computer Services & Software	0.7
Aerospace & Defense	0.6
Distribution/Wholesale	0.6
Automotive Parts	0.6
Pipelines	0.6
Automobile Manufacturers	0.5
Consumer Products & Services	0.5
Tobacco	0.5
Airlines	0.5
Holding Companies	0.4
Diversified Telecommunication Services	0.4
Healthcare Equipment & Supplies	0.4
Iron / Steel	0.4
Entertainment & Leisure	0.4
Diversified Operations	0.4
Computer Hardware	0.4
Clothing & Apparel	0.4
Building Materials	0.4
Machinery & Equipment	0.3
Building Materials & Construction	0.3
Commercial Services	0.3
Electronics	0.3
Semiconductors & Semiconductor Equipment	0.3
Gas Utilities	0.3
Household Products	0.3
Software	0.3
Semiconductors	0.3
Electric Utilities	0.3
Food & Staples Retailing	0.2
Miscellaneous Manufacturing	0.2
Media & Entertainment	0.2
Computers & Peripherals	0.2
Restaurants	0.2
Computers	0.2
Environmental Services	0.2
Communication Equipment	0.2
Auto Parts & Equipment	0.1
Mining	0.1
Office Equipment & Supplies	0.1
Apparel & Textile	0.1
Food Products	0.1
Oil & Gas Equipment & Services	0.1
Business Services	0.1
Industrial Products	0.1
Agriculture	0.1
Electronic Equipment & Instruments	0.1
Oil & Gas Exploration/Production	0.1
Healthcare Products	0.1
Advertising	0.1
Healthcare Providers & Services	0.1
Leisure	0.1
Office Equipment	0.1
Biotechnology	0.1
Steel Producers/Products	0.1
Industrial Conglomerates	0.1
Recreational Vehicles	0.1
Internet Services	0.1
Marine	0.1
Multi-Utilities	0.1
Human Resources	0.1
Internet	0.1
Construction & Mining Equipment	0.1
Building Products	0.1
Engineering/Construction	0.1

112.3%
Liabilities in excess of other assets	(12.3)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Automotive Parts — 0.1%
US Auto Parts Network, Inc.*	123,630	$260,859

Broadcast & Cable/Satellite TV — 0.4%
Entravision Communications Corp. (Class A Stock)*	367,585	988,804

Building Materials — 1.8%
Ameron International Corp.(a)	55,805	3,998,428

Building Products — 2.1%
Polypore International, Inc.*	115,045	2,474,618
Texas Industries, Inc.(a)	52,205	2,133,096

		4,607,714

Business Services — 3.0%
ICON PLC, ADR (Ireland)*	171,080	6,543,810

Chemicals — 2.1%
Quaker Chemical Corp.	70,520	2,006,999
Terra Industries, Inc.	84,550	2,485,770

		4,492,769

Commercial Services — 5.5%
Corrections Corp. of America*	126,128	3,134,281
GEO Group, Inc. (The)*(a)	198,250	4,006,633
Waste Connections, Inc.*(a)	144,248	4,947,706

		12,088,620

Commercial Services & Supplies — 0.9%
Monster Worldwide, Inc.*(a)	130,845	1,950,899

Computer Hardware — 1.3%
Netezza Corp.*(a)	258,750	2,745,338

Computer Services & Software — 7.4%
ANSYS, Inc.*(a)	145,476	5,509,176
Compellent Technologies, Inc.*(a)	346,255	4,293,562
Factset Research Systems, Inc.(a)	59,600	3,114,100
Hansen Medical, Inc.*(a)	52,090	700,090
Macrovision Solutions Corp.*	163,835	2,519,782

		16,136,710

Education — 2.2%
American Public Education, Inc.*(a)	83,462	4,029,545
K12, Inc.*	31,210	827,065

		4,856,610

Electronic Components — 3.6%
Eagle Test Systems, Inc.*(a)	163,236	2,499,143
Universal Electronics, Inc.*(a)	215,362	5,379,743

		7,878,886

Electronic Components & Equipment — 7.8%
Advanced Energy Industries, Inc.*(a)	167,590	2,292,631
Coherent, Inc.*(a)	209,285	7,440,082
Dolby Laboratories, Inc. (Class A Stock)*	55,915	1,967,649
OYO Geospace Corp.*(a)	133,655	5,249,968

		16,950,330

Entertainment & Leisure — 5.1%
Bally Technologies, Inc.*(a)	127,785	3,869,330
Lions Gate Entertainment Corp. (Canada)*	62,800	566,456
Shuffle Master, Inc.*(a)	415,290	2,113,826
Vail Resorts, Inc.*(a)	43,490	1,519,975
WMS Industries, Inc.*(a)	103,970	3,178,363

		11,247,950

Financial Services — 5.3%
Cash America International, Inc.(a)	69,624	2,509,249
FCStone Group, Inc.*(a)	127,693	2,297,197
Investment Technology Group, Inc.*(a)	87,765	2,670,689
SVB Financial Group*(a)	69,735	4,039,051

		11,516,186

Healthcare Products — 4.3%
Cutera, Inc.*	169,859	1,802,204
Thoratec Corp.*(a)	287,904	7,557,480

		9,359,684

Healthcare Services — 5.7%
Animal Health International, Inc.*	277,745	2,288,619
Brookdale Senior Living, Inc.(a)	117,040	2,573,710
Centene Corp.*(a)	273,055	5,600,358
MWI Veterinary Supply, Inc.*(a)	43,400	1,705,186
Physicians Formula Holdings, Inc.*	58,659	349,021

		12,516,894

Healthcare Techology — 3.5%
Eclipsys Corp.*(a)	365,985	7,667,386

Internet Services — 2.9%
Internet Capital Group, Inc.*(a)	170,215	1,380,444
Switch & Data Facilities Co., Inc.*(a)	119,060	1,482,297
TIBCO Software, Inc.*(a)	490,195	3,588,227

		6,450,968

Machinery — 4.5%
Bucyrus International, Inc. (Class A Stock)	39,803	1,778,398
CIRCOR International, Inc.	63,545	2,759,759
RBC Bearings, Inc.*(a)	88,425	2,979,038
Sauer-Danfoss, Inc.	94,505	2,333,329

		9,850,524

Medical Supplies & Equipment — 8.5%
American Medical Systems Holdings, Inc.*(a)	370,953	6,588,125
Mentor Corp.(a)	61,120	1,458,323
Myriad Genetics, Inc.*(a)	21,270	1,379,997
Quality Systems, Inc.(a)	127,945	5,406,956
SurModics, Inc.*(a)	74,230	2,337,503
Vital Images, Inc.*(a)	92,795	1,391,925

		18,562,829

Metals & Mining — 2.9%
James River Coal Co.*(a)	144,600	3,179,754
Northwest Pipe Co.*(a)	71,855	3,134,315

		6,314,069

Oil & Gas — 5.5%
Core Laboratories NV (Netherlands)(a)	22,872	2,317,391
Lufkin Industries, Inc.(a)	104,575	8,298,026
Petroleum Development Corp.*	31,365	1,391,665

		12,007,082

Pharmaceuticals — 1.8%
BioMarin Pharmaceutical, Inc.*(a)	46,205	1,223,971
Cubist Pharmaceuticals, Inc.*(a)	117,580	2,613,803

		3,837,774

Restaurants — 2.9%
BJ’s Restaurants, Inc.*(a)	171,235	2,044,546
Cheesecake Factory, Inc. (The)*(a)	157,945	2,309,156
Red Robin Gourmet Burgers, Inc.*	70,540	1,890,472

		6,244,174

Retail & Merchandising — 3.3%
Carrols Restaurant Group, Inc.*	209,785	629,355
Genesco, Inc.*(a)	193,725	6,485,913

		7,115,268

Services — Industrial Services — 1.3%
School Specialty, Inc.*(a)	89,965	2,806,008

Telecommunications — 2.3%
EMS Technologies, Inc.*(a)	222,957	4,974,171

Textile — 0.4%
Volcom, Inc. (The)*(a)	49,707	858,937

Transportation — 0.2%
Ultrapetrol Bahamas Ltd. (Bahamas)*	44,995	353,211

TOTAL LONG-TERM INVESTMENTS (cost $216,388,899)		215,182,892

SHORT-TERM INVESTMENT — 49.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $109,010,924; includes $105,482,376 of cash collateral for securities on loan)(b)(w)	109,010,924	109,010,924

TOTAL INVESTMENTS — 148.5% (cost $325,399,823)		324,193,816
Liabilities in excess of other assets — (48.5)%		(105,949,546)

NET ASSETS — 100.0%		$218,244,270

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $103,878,819; cash collateral of $105,482,376 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$324,193,816	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$324,193,816	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 98.6%

Aerospace — 2.4%
BE Aerospace, Inc.*	131,300	$2,078,479
Curtiss-Wright Corp. (Class B Stock)	80,350	3,651,908
DRS Technologies, Inc.(a)	27,630	2,120,603
Esterline Technologies Corp.*(a)	54,100	2,141,819
Heico Corp. (Class A Stock)	48,555	1,362,453
Limco-Piedmont, Inc.*	80,581	350,527
Moog, Inc. (Class A Stock)*	7,050	302,304
Orbital Sciences Corp.*	61,010	1,462,410
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	37,730	606,321
Triumph Group, Inc.(a)	39,479	1,804,585

		15,881,409

Airlines — 0.2%
Republic Airways Holdings, Inc.*(a)	54,900	559,431
SkyWest, Inc.	35,400	565,692

		1,125,123

Apparel & Textile
Maidenform Brands, Inc.*(a)	22,200	322,122

Automobile Manufacturers — 0.3%
Oshkosh Corp.	136,536	1,796,814

Automotive Components — 0.4%
Lear Corp.*(a)	60,100	631,050
Sauer-Danfoss, Inc.	61,460	1,517,448
WABCO Holdings, Inc.	17,930	637,232

		2,785,730

Automotive Parts — 0.9%
American Axle & Manufacturing Holdings, Inc.(a)	97,882	524,647
Asbury Automotive Group, Inc.	13,300	153,216
ATC Technology Corp.*(a)	100,820	2,393,467
Commercial Vehicle Group, Inc.*(a)	6,900	49,059
Cooper Tire & Rubber Co.	219,545	1,888,087
Tenneco, Inc.*(a)	104,000	1,105,520

		6,113,996

Banks — 0.7%
TCF Financial Corp.	238,805	4,298,490

Biotechnology — 0.2%
Celera Corp.*	7,800	120,510
Enzo Biochem, Inc.*	35,920	394,761
Exelixis, Inc.*	13,200	80,256
Medivation, Inc.*	3,300	87,318
United Therapeutics Corp.*(a)	3,400	357,578

		1,040,423

Broadcasting — 0.3%
Belo Corp. (Class A Stock)(a)	165,889	988,698
Cox Radio, Inc. (Class A Stock)*(a)	33,400	352,704
DG FastChannel, Inc.*	9,900	217,008
Lin TV Corp. (Class A Stock)*	4,400	22,704
Sinclair Broadcast Group, Inc. (Class A Stock)	66,900	337,176
Westwood One, Inc.*	28,500	15,675

		1,933,965

Building Materials — 1.0%
Ameron International Corp.	5,100	365,415
Apogee Enterprises, Inc.	10,700	160,821
Gibraltar Industries, Inc.(a)	166,075	3,107,263
NCI Building Systems, Inc.*(a)	16,200	514,350
Patrick Industries, Inc.*	95,819	521,256
Quanex Building Products Corp.	23,525	358,521
Simpson Manufacturing Co., Inc.(a)	52,403	1,419,597

		6,447,223

Business Services — 1.3%
Avis Budget Group, Inc.*(a)	208,659	1,197,703
CRA International, Inc.*	3,000	82,440
Forrester Research, Inc.*	3,600	105,552
Kforce, Inc.*	16,700	170,507
MAXIMUS, Inc.	2,300	84,732
Pan American Silver Corp. (Canada)*	121,000	2,689,830
School Specialty, Inc.*(a)	70,826	2,209,063
Spherion Corp.*	34,700	168,989
ULURU, Inc.*	8,400	8,400
Viad Corp.(a)	14,600	420,334
Watson Wyatt Worldwide, Inc. (Class A Stock)	29,177	1,450,972

		8,588,522

Capital Markets
Thomas Weisel Partners Group, Inc.*	25,690	216,567

Chemicals — 1.3%
Arch Chemicals, Inc.(a)	24,925	879,852
Compass Minerals International, Inc.	10,200	534,378
Cytec Industries, Inc.	23,039	896,447
Ferro Corp.(a)	16,710	335,871
FMC Corp.	19,628	1,008,683
Fuller (H.B.) Co.(a)	30,400	634,448
Grace, (W.R.) & Co.*	18,000	272,160
Hercules, Inc.	47,800	945,962
Innophos Holdings, Inc.	5,000	121,900
Innospec, Inc. (United Kingdom)	13,300	160,398
Minerals Technologies, Inc.	4,700	278,992
NewMarket Corp.	4,300	226,008
OM Group, Inc.*(a)	14,750	331,875
PolyOne Corp.*	53,350	344,108
Rockwood Holdings, Inc.*(a)	15,800	405,428
Sensient Technologies Corp.	29,800	838,274
Spartech Corp.(a)	15,300	151,470

		8,366,254

Clothing & Apparel — 0.5%
Brown Shoe Co., Inc.(a)	35,225	576,986
Deckers Outdoor Corp.*	3,300	343,464
Gymboree Corp.*	21,200	752,600
Hanesbrands, Inc.*(a)	58,350	1,269,112
Quiksilver, Inc.*	7,200	41,328
Skechers USA, Inc. (Class A Stock)*	9,800	164,934
Warnaco Group, Inc. (The)*	10,000	452,900

		3,601,324

Commercial Banks — 1.2%
Cascade Financial Corp.(a)	163,795	1,226,824
City National Corp.(a)	19,810	1,075,683
First Security Group, Inc.	210,791	1,542,990
Stellarone Corp.	1,770	36,586
SVB Financial Group*(a)	21,010	1,216,899
Tompkins Trustco, Inc.(a)	14,200	717,100
UCBH Holdings, Inc.	193,060	1,237,515
Webster Financial Corp.	34,940	882,235

		7,935,832

Commercial Services — 0.8%
AMN Healthcare Services, Inc.*	11,400	200,298
Diebold, Inc.	58,436	1,934,816
Kelly Services, Inc. (Class A Stock)(a)	63,600	1,211,580
Korn/Ferry International*(a)	24,710	440,332
TrueBlue, Inc.*(a)	92,870	1,500,779

		5,287,805

Communications Equipment — 0.6%
Black Box Corp.	109,183	3,770,089

Computer Hardware — 0.1%
Imation Corp.	14,600	330,252
Insight Enterprises, Inc.*	8,700	116,667
Palm, Inc.(a)	4,900	29,253
Quantum Corp.*	102,900	108,045

		584,217

Computer Services & Software — 3.4%
Aspen Technology, Inc.*(a)	51,500	654,050
CACI International, Inc. (Class A Stock)*(a)	65,699	3,291,520
CIBER, Inc.*	28,700	200,613
Citrix Systems, Inc.*	16,100	406,686
COMSYS IT Partners, Inc.*	10,300	100,116
Gartner, Inc. (Class A Stock)*(a)	23,300	528,444
Jack Henry & Associates, Inc.(a)	99,700	2,026,901
Lawson Software, Inc.*(a)	624,910	4,374,370
Mantech International Corp. (Class A Stock)*	7,100	420,959
MedAssets, Inc.*	7,200	123,840
Parametric Technology Corp.*(a)	165,065	3,037,196
Progress Software Corp.*(a)	10,300	267,697
Quest Software, Inc.*	10,500	133,245
SI International, Inc.*	4,300	129,215
SPSS, Inc.*	2,300	67,528
Sybase, Inc.*(a)	187,897	5,753,406
Sykes Enterprises, Inc.*	13,100	287,676
SYNNEX Corp.*	21,200	473,608
Systemax, Inc.(a)	14,100	198,246
TIBCO Software, Inc.*(a)	15,800	115,656
Virtusa Corp.*	3,800	24,738

		22,615,710

Computers & Peripherals — 0.1%
Rimage Corp.*	31,150	434,854

Computers — Networking — 0.4%
3Com Corp.*(a)	413,500	963,455
Xyratex Ltd. (Bermuda)*	180,589	2,009,956

		2,973,411

Conglomerates — 0.2%
Teleflex, Inc.	22,985	1,459,318

Construction — 0.5%
Perini Corp.*(a)	51,858	1,337,418
URS Corp.*	51,900	1,903,173

		3,240,591

Construction and Engineering
Dycom Industries, Inc.*	23,740	309,095

Construction Materials
Vulcan Materials Co.(a)	1,261	93,944

Consumer Products & Services — 2.3%
Aaron Rents, Inc.(a)	78,000	2,111,460
American Greetings Corp. (Class A Stock)(a)	35,200	538,208
AptarGroup, Inc.	32,666	1,277,567
Buckeye Technologies, Inc.*(a)	63,100	516,789
Central Garden & Pet Co.*(a)	111,230	654,032
Electro Rent Corp.	3,200	42,976
G & K Services, Inc. (Class A Stock)(a)	50,185	1,658,614
JAKKS Pacific, Inc.*(a)	56,200	1,399,942
Jarden Corp.*	3,451	80,926
Regis Corp.(a)	133,685	3,676,338
Steinway Musical Instruments, Inc.*	8,600	243,552
Tupperware Brands Corp.(a)	79,520	2,197,138
Universal Corp.(a)	11,200	549,808

		14,947,350

Containers & Packaging — 1.4%
Bemis Co., Inc.(a)	43,383	1,137,068
Owens-Illinois, Inc.*	77,783	2,286,820
Pactiv Corp.*	102,961	2,556,522
Silgan Holdings, Inc.(a)	70,643	3,609,151

		9,589,561

Diversified Consumer Services — 0.2%
Steiner Leisure Ltd.*(a)	43,212	1,485,629

Diversified Financial Services — 0.2%
BGC Partners, Inc. (Class A Stock)	3,500	15,015
South Financial Group, Inc. (The)	70,540	517,058
SWS Group, Inc.	13,100	264,096
United Community Financial Corp.(a)	45,000	225,000

		1,021,169

Diversified Operations — 0.1%
Compass Diversified Holdings(a)	13,200	184,008
Koppers Holdings, Inc.	4,300	160,863

		344,871

Electric Utilities — 1.0%
MGE Energy, Inc.(a)	14,530	516,541
Portland General Electric Co.	259,166	6,131,868

		6,648,409

Electrical Equipment — 0.1%
Advanced Energy Industries, Inc.*	9,900	135,432

Hubbell, Inc. (Class B Stock)	22,260	780,213

		915,645

Electronic Components & Equipment — 4.1%
Anixter International, Inc.*(a)	60,200	3,582,502
Arris Group, Inc.*(a)	49,439	382,163
Bel Fuse, Inc. (Class B Stock)(a)	20,150	573,671
Belden CDT, Inc.	65,474	2,081,574
Benchmark Electronics, Inc.*	23,750	334,400
Checkpoint Systems, Inc.*(a)	10,500	197,610
Coherent, Inc.*(a)	73,011	2,595,541
CTS Corp.	23,800	304,164
Electro Scientific Industries, Inc.*	2,600	36,972
Electronics for Imaging, Inc.*	24,300	338,499
Empire District Electric Co. (The)	43,399	926,569
GrafTech International Ltd.*(a)	73,200	1,106,052
Littelfuse, Inc.*(a)	76,078	2,261,799
Mentor Graphics Corp.*	26,300	298,505
Park Electrochemical Corp.	93,474	2,265,810
Pericom Semiconductor Corp.*	4,800	50,400
Plexus Corp.*	5,700	117,990
Regal-Beloit Corp.	151,240	6,430,725
Sanmina-SCI Corp.*	169,700	237,580
Sierra Pacific Resources	88,800	850,704
Synopsys, Inc.*	74,870	1,493,656
Technitrol, Inc.	6,800	100,572
TTM Technologies, Inc.*(a)	45,700	453,344
VAALCO Energy, Inc.*	22,500	153,900

		27,174,702

Energy — Energy Resources — 0.2%
Parallel Petroleum Corp.*(a)	106,900	1,006,998

Energy Equipment & Services — 0.3%
National Oilwell Varco, Inc.*	20,650	1,037,249
Superior Well Services, Inc.*(a)	24,570	621,867

		1,659,116

Entertainment & Leisure — 0.9%
DreamWorks Animation SKG, Inc. (Class A Stock)*	95,300	2,997,185
International Speedway Corp. (Class A Stock)	55,800	2,171,178
Macrovision Solutions Corp.*	4,900	75,362
Scientific Games Corp. (Class A Stock)*(a)	44,070	1,014,491

		6,258,216

Environmental Services — 0.1%
Tetra Tech, Inc.*(a)	19,578	471,047

Equipment Services — 0.2%
General Cable Corp.*(a)	30,500	1,086,715
RPC, Inc.	10,925	153,605
Watsco, Inc.(a)	4,900	246,372

		1,486,692

Exchange Traded Funds — 0.2%
iShares Nasdaq Biotechnology Index Fund(a)	16,527	1,344,637

Financial — Bank & Trust — 9.2%
1st Source Corp.	7,700	180,950
Amcore Financial, Inc.	8,175	75,615
Ameris Bancorp.	10,220	151,767
BancFirst Corp.	4,300	207,819
Banco Latinoamericano de Exportaciones SA (Panama)(a)	14,500	209,090
BancorpSouth, Inc.(a)	89,993	2,531,503
Bank Mutual Corp.(a)	119,227	1,353,226
Banner Corp.	3,100	37,231
Berkshire Hills Bancorp, Inc.(a)	1,100	35,200
Boston Private Financial Holdings, Inc.(a)	121,000	1,057,540
Brookline Bancorp, Inc.(a)	28,700	367,073
Cardinal Financial Corp.	150,667	1,217,389
Cathay General Bancorp(a)	7,500	178,500
Central Pacific Financial Corp.(a)	69,534	1,168,866
Chemical Financial Corp.(a)	10,385	323,389
Citizens Republic Bancorp, Inc.	10,223	31,488
City Bank/Lynnwood (WA)(a)	67,535	1,053,546
City Holding Co.(a)	75,350	3,183,537
CoBiz Financial, Inc.(a)	88,300	1,060,483
Colonial BancGroup, Inc. (The)(a)	73,900	580,854
Columbia Banking System, Inc.(a)	101,200	1,794,276
Commerce Bancshares, Inc.	33,344	1,547,162
Community Bank System, Inc.(a)	11,200	281,680
Community Trust Bancorp, Inc.(a)	20,742	713,525
Cullen / Frost Bankers, Inc.	33,122	1,934,325
CVB Financial Corp.	112,400	1,562,360
East West Bancorp, Inc.(a)	32,958	451,525
Farmers Capital Bank Corp.	4,500	121,590
First Bancorp	4,900	83,790
First Bancorp (Puerto Rico)(a)	40,700	450,142
First Communtiy Banshares, Inc.(a)	7,600	285,152
First Financial Bancorp	179,985	2,627,781
First Financial Holdings, Inc.(a)	8,200	214,676
First Merchants Corp.	8,300	189,240
First Niagara Financial Group, Inc.(a)	59,117	931,093
First Place Financial Corp. (OH)	2,700	34,695
FirstFed Financial Corp.*(a)	6,900	54,096
FirstMerit Corp.(a)	210,439	4,419,219
Flushing Financial Corp.(a)	8,800	154,000
FNB Corp.(a)	37,700	602,446
Green Bankshares, Inc.(a)	14,300	336,193
Hancock Holding Co.(a)	18,788	958,188
Hawaiian Holdings, Inc.*	40,100	372,128
Heartland Financial USA, Inc.	4,100	102,746
Hercules Offshore, Inc.*(a)	56,850	861,846
Heritage Commerce Corp.	2,200	33,484
IBERIABANK Corp.	45,712	2,415,879
Independent Bank Corp.(a)	21,100	657,687
Integra Bank Corp.	11,200	89,376
Lakeland Bancorp, Inc.(a)	12,900	150,801
MainSource Financial Group, Inc.	14,670	287,532
MB Financial, Inc.(a)	84,750	2,802,682
Nara Bancorp, Inc.	16,600	185,920
National Penn Bancshares, Inc.(a)	49,764	726,554
NewAlliance Bancshares, Inc.(a)	179,640	2,699,989
Ocwen Financial Corp.*(a)	15,800	127,190
Old Second Bancorp, Inc.	2,300	42,596

Oriental Financial Group, Inc.	13,900	248,254
PAB Bankshares, Inc.(a)	22,827	155,792
Pacific Capital Bancorp(a)	36,800	748,880
PacWest Bancorp(a)	7,800	223,002
Penson Worldwide, Inc.*	7,300	101,251
Peoples Bancorp, Inc.	8,200	178,514
Prosperity Bancshares, Inc.(a)	14,900	506,451
Provident Bankshares Corp.(a)	24,200	234,982
Provident Financial Services, Inc.	26,100	430,911
Rainier Pacific Financial Group, Inc.	18,084	79,570
Renasant Corp.	12,300	267,033
Republic Bancorp, Inc. (KY) (Class A Stock)	6,746	204,545
S&T Bancorp, Inc.	2,600	95,758
SCBT Financial Corp.	3,017	113,439
Sierra Bancorp(a)	7,800	162,708
Signature Bank / New York*(a)	86,267	3,008,993
Simmons First National Corp. (Class A Stock)	6,100	217,160
Southside Bancshares, Inc.	11,300	284,760
Southwest Bancorp, Inc.	22,400	395,808
Sterling Bancshares, Inc.	37,600	392,920
Sterling Financial Corp.	48,250	699,625
Suffolk Bancorp	3,500	137,935
Superior Bancorp*(a)	31,216	263,777
Synovus Financial Corp.(a)	52,920	547,722
Trico Bancshares	8,300	178,699
Umpqua Holdings Corp.	149,577	2,200,278
Union Bankshares Corp.	4,300	103,200
United Bankshares, Inc.(a)	6,300	220,500
United Community Banks, Inc.(a)	21,109	279,908
Washington Trust Bancorp, Inc.	8,200	218,120
West Bancorp, Inc.	5,400	70,362
West Coast Bancorp	26,100	382,626
Wintrust Financial Corp.	8,260	242,431
Zions Bancorp(a)	37,953	1,468,781

		61,373,325

Financial — Brokerage — 0.1%
Knight Capital Group, Inc. (Class A Stock)*(a)	44,300	658,298
LaBranche & Co., Inc.*	24,900	112,050
Piper Jaffray Cos.*	3,500	151,375

		921,723

Financial Institutions — 0.1%
Patriot Capital Funding, Inc.	65,195	415,292

Financial Services — 2.6%
Advance America Cash Advance Centers, Inc.	22,700	67,873
Advanta Corp. (Class B Stock)	22,700	186,821
Assured Guaranty Ltd.(a)	28,600	465,036
Deluxe Corp.	69,200	995,788
Dime Community Bancshares(a)	12,700	193,294
Dollar Financial Corp.*(a)	33,668	518,151
Encore Capital Group, Inc.*	9,500	130,150
Federal Agricultural Mortgage Corp. (Class C Stock)	12,900	52,890
Federated Investors, Inc. (Class B Stock)	50,204	1,448,385
Financial Federal Corp.(a)	148,400	3,401,328
Global Cash Access Holdings, Inc.*	38,800	196,328
Hanmi Financial Corp.(a)	75,500	381,275
Lakeland Financial Corp.	8,000	175,680
Max Capital Group Ltd. (Bermuda)(a)	35,200	817,696
MCG Capital Corp.	27,186	71,227
Meadowbrook Insurance Group, Inc.	283,480	2,001,369
NBT Bancorp, Inc.(a)	17,000	508,640
Prospect Capital Corp.(a)	15,800	202,398
Raymond James Financial, Inc.	42,800	1,411,544
Stifel Financial Corp.*(a)	18,500	923,150
Waddell & Reed Financial, Inc. (Class A Stock)	61,650	1,525,838
World Acceptance Corp.*(a)	25,800	928,800
WSFS Financial Corp.(a)	6,300	378,000
Yadkin Valley Financial Corp.	1,200	20,352

		17,002,013

Food — 3.1%
Corn Products International, Inc.	40,708	1,314,054
Dean Foods Co.*(a)	136,930	3,198,685
Fresh Del Monte Produce, Inc. (Cayman Islands)*	26,900	597,180
Nash Finch Co.(a)	95,750	4,128,740
Ralcorp Holdings, Inc.*	76,346	5,146,484
Ruddick Corp.(a)	57,550	1,867,497
Sanderson Farms, Inc.	38,094	1,399,574
Smithfield Foods, Inc.*(a)	38,560	612,333
Smucker, (J.M.) Co. (The)	34,800	1,764,012
Spartan Stores, Inc.(a)	33,500	833,480

		20,862,039

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	82,748	2,496,507
Weis Markets, Inc.(a)	99,880	3,596,679

		6,093,186

Food Products — 0.9%
Del Monte Foods Co.	785,365	6,125,847

Furniture — 0.5%
Furniture Brands International, Inc.(a)	166,940	1,756,209
Tempur-Pedic International, Inc.(a)	110,876	1,303,902

		3,060,111

Health Services — 0.5%
Healthspring, Inc.*	142,900	3,023,764

Healthcare — Medical Providers — 0.1%
Psychiatric Solutions, Inc.*	10,200	387,090

Healthcare Products — 0.2%
Syneron Medical Ltd. (Israel)*(a)	77,750	1,107,937

Healthcare Services — 3.5%
Amedisys, Inc.*(a)	41,350	2,012,504
AMERIGROUP Corp.*	36,200	914,050
AmSurg Corp.*(a)	169,327	4,312,759
Apria Healthcare Group, Inc.*(a)	90,550	1,651,632
Cross Country Healthcare, Inc.*(a)	98,650	1,607,009
Gentiva Health Services, Inc.*(a)	48,700	1,311,978
LifePoint Hospitals, Inc.*(a)	188,168	6,047,720
Magellan Health Services, Inc.*	9,600	394,176

Molina Healthcare, Inc.*(a)	4,100	127,100
Pediatrix Medical Group, Inc.*	32,872	1,772,458
Protalix BioTherapeutics, Inc. (Israel)*	16,300	36,349
RehabCare Group, Inc.*	98,972	1,791,393
Res-Care, Inc.*(a)	69,866	1,267,369
Seattle Genetics, Inc.*	9,000	96,300

		23,342,797

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	97,353	593,853

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	23,850	426,676
O’Charleys, Inc.	186,300	1,630,125
Ruby Tuesday, Inc.*(a)	59,240	343,000

		2,399,801

Household Durables — 0.3%
Snap-on, Inc.	32,480	1,710,397

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*(a)	275,479	1,639,100
Helen of Troy Ltd. (Bermuda)*	107,100	2,438,667
Prestige Brands Holdings, Inc.*	3,400	30,192

		4,107,959

Industrial Products — 2.5%
Actuant Corp. (Class A Stock)	14,100	355,884
Acuity Brands, Inc.(a)	18,900	789,264
Barnes Group, Inc.(a)	151,850	3,070,407
Brady Corp. (Class A Stock)(a)	52,115	1,838,617
Ceradyne, Inc.*	17,500	641,550
CIRCOR International, Inc.	8,600	373,498
EnPro Industries, Inc.*(a)	31,600	1,174,256
Interface, Inc. (Class A Stock)(a)	54,183	616,061
Kaydon Corp.(a)	86,047	3,877,278
Myers Industries, Inc.	101,550	1,280,545
Watts Water Technologies, Inc. (Class A Stock)(a)	49,619	1,357,080
WESCO International, Inc.*(a)	44,251	1,423,997

		16,798,437

Insurance — 7.6%
Allied World Assurance Holdings Ltd. (Bermuda)	57,330	2,036,362
American Equity Investment Life Holding Co.(a)	91,508	686,310
American Physicians Capital, Inc.(a)	7,600	321,708
Amerisafe, Inc.*	57,700	1,050,140
Amtrust Financial Services, Inc.	15,400	209,286
Argo Group International Holdings Ltd. (Bermuda)*(a)	69,341	2,555,216
Aspen Insurance Holdings Ltd. (Bermuda)	53,100	1,460,250
Castlepoint Holdings Ltd. (Bermuda)	5,200	57,876
CNA Surety Corp.*(a)	68,450	1,143,115
Delphi Financial Group, Inc. (Class A Stock)	38,100	1,068,324
EMC Insurance Group, Inc.	35,660	1,051,257
Employers Holdings, Inc.	155,193	2,697,254
Endurance Specialty Holdings Ltd. (Bermuda)(a)	104,452	3,229,656
FPIC Insurance Group, Inc.*(a)	6,600	339,174
Hallmark Financial Services*	6,200	56,358
Hanover Insurance Group, Inc. (The)	62,500	2,845,000
Harleysville Group, Inc.	8,200	309,960
Hilb Rogal & Hobbs Co.	58,300	2,724,942
Horace Mann Educators Corp.(a)	91,978	1,183,757
Infinity Property & Casualty Corp.(a)	67,266	2,771,359
IPC Holdings Ltd.(a)	97,650	2,950,006
Navigators Group, Inc.*(a)	11,600	672,800
Phoenix Cos., Inc. (The)	8,800	81,312
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	161,629	5,734,597
PMA Capital Corp. (Class A Stock)*(a)	55,900	493,038
ProAssurance Corp.*(a)	56,559	3,167,304
RLI Corp.	2,700	167,643
Safety Insurance Group, Inc.(a)	89,750	3,404,217
SeaBright Insurance Holdings, Inc.*	11,600	150,800
Selective Insurance Group	27,500	630,300
StanCorp Financial Group, Inc.	40,150	1,994,652
United Fire & Casualty Co.(a)	55,750	1,593,893
Zenith National Insurance Corp.	41,260	1,511,766

		50,349,632

Internet Services — 0.3%
Adaptec, Inc.*	17,300	56,744
EarthLink, Inc.*	65,800	559,300
Interwoven, Inc.*	24,500	345,940
SonicWALL, Inc.*	18,300	95,892
United Online, Inc.(a)	64,768	609,467

		1,667,343

Iron & Steel
Olympic Steel, Inc.	4,900	144,501
Sutor Technology Group Ltd. (China)*	50,600	166,474

		310,975

IT Services — 0.9%
MedQuist, Inc.	66,140	316,810
Perot Systems Corp. (Class A Stock)*(a)	318,794	5,531,076

		5,847,886

Leisure Equipment & Products
Callaway Golf Co.(a)	11,110	156,318

Machinery — 1.3%
Albany International Corp. (Class A Stock)(a)	66,890	1,828,104
IDEX Corp.	87,386	2,710,714
Mueller Industries, Inc.	39,540	909,815
Wabtec Corp.	65,040	3,331,999

		8,780,632

Machinery & Equipment — 2.4%
Applied Industrial Technologies, Inc.(a)	60,900	1,640,037
Baldor Electric Co.(a)	62,600	1,803,506
Blount International, Inc.*(a)	246,200	2,740,206
Cascade Corp.	7,900	346,099
Columbus McKinnon Corp.*	6,000	141,420
Federal Signal Corp.(a)	82,176	1,125,811
Gardner Denver, Inc.*	50,035	1,737,215
Kadant, Inc.*(a)	60,840	1,385,327

Kennametal, Inc.	138,670	3,760,731
Mueller Water Products, Inc.(a)	109,450	982,861
Smith (A.O.) Corp.	8,400	329,196
Tennant Co.	8,200	280,932

		16,273,341

Marine — 0.2%
Kirby Corp.*(a)	42,780	1,623,073

Media
Entercom Communications Corp. (Class A Stock)	21,600	108,432
Lee Enterprises, Inc.(a)	42,500	148,750

		257,182

Medical Products — 0.6%
Cooper Cos., Inc. (The)	109,052	3,790,648

Medical Supplies & Equipment — 1.0%
Alliance Imaging, Inc.*	12,700	130,429
Arena Pharmaceuticals, Inc.*(a)	3,400	17,000
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	9,700	961,464
Bionovo, Inc.*	18,000	15,660
CONMED Corp.*(a)	85,107	2,723,424
Cypress Bioscience, Inc.*	5,700	41,895
Invacare Corp.	22,500	543,150
PSS World Medical, Inc.*(a)	82,527	1,609,276
STERIS Corp.	8,200	308,156

		6,350,454

Metals & Mining — 1.1%
Carpenter Technology Corp.	26,860	688,959
Century Aluminum Co.*	60,950	1,687,705
Haynes International, Inc.*(a)	24,650	1,154,360
IAMGOLD Corp. (Canada)	240,450	1,351,329
RBC Bearings, Inc.*(a)	58,053	1,955,806
RTI International Metals, Inc.*	18,699	365,752
Worthington Industries, Inc.	27,700	413,838

		7,617,749

Metals/Mining Excluding Steel
Uranium Resources, Inc.*	129,923	219,570

Office Equipment — 0.7%
Ennis, Inc.	115,700	1,788,722
IKON Office Solutions, Inc.	68,300	1,161,783
Knoll, Inc.	7,000	105,840
United Stationers, Inc.*(a)	34,950	1,671,658

		4,728,003

Oil & Gas — 3.3%
Alon USA Energy, Inc.(a)	16,400	221,072
Atwood Oceanics, Inc.*	44,200	1,608,880
Berry Petroleum Co. (Class A Stock)(a)	74,119	2,870,629
Cabot Corp.(a)	52,096	1,655,611
Callon Petroleum Co.*	5,700	102,771
Complete Production Services, Inc.*	16,000	322,080
Comstock Resources, Inc.*(a)	12,300	615,615
Energy Partners Ltd.*	10,144	87,948
Hornbeck Offshore Services, Inc.*(a)	39,400	1,521,628
ION Geophysical Corp.*(a)	115,800	1,643,202
Key Energy Services, Inc.*	107,950	1,252,220
Laclede Group, Inc. (The)	6,000	290,940
McMoRan Exploration Co.*(a)	10,200	241,128
Northwest Natural Gas Co.(a)	33,670	1,750,840
Petroquest Energy, Inc.*(a)	116,350	1,785,973
Pioneer Drilling Co.*	12,500	166,250
Rosetta Resources, Inc.*	6,900	126,684
St. Mary Land & Exploration Co.(a)	35,850	1,278,053
Stone Energy Corp.*(a)	62,777	2,657,350
Superior Energy Services, Inc.*(a)	39,250	1,222,245
Trico Marine Services, Inc.*(a)	25,200	430,416
Union Drilling, Inc.*	6,900	73,071

		21,924,606

Oil, Gas & Consumable Fuels — 0.3%
Denbury Resources, Inc.*(a)	53,034	1,009,768
XTO Energy, Inc.	27,010	1,256,505

		2,266,273

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.(a)	91,600	851,880
Neenah Paper, Inc.(a)	69,645	1,378,971
Rock-Tenn Co. (Class A Stock)	29,100	1,163,418
Schweitzer-Mauduit International, Inc.(a)	18,200	345,618
Universal Forest Products, Inc.(a)	8,700	303,717

		4,043,604

Personal Services — 0.1%
CompuCredit Corp.*(a)	17,700	69,384
GEO Group, Inc. (The)*	11,400	230,394
Stewart Enterprises, Inc. (Class A Stock)(a)	67,200	528,192

		827,970

Pharmaceuticals — 0.6%
Alpharma, Inc. (Class A Stock)*	6,100	225,029
Auxilium Pharmaceuticals, Inc.*(a)	4,600	149,040
Onyx Pharmaceuticals, Inc.*	5,200	188,136
Par Pharmaceutical Cos., Inc.*	4,600	56,534
Perrigo Co.(a)	11,400	438,444
Rigel Pharmaceuticals, Inc.*(a)	2,700	63,045
Sciele Pharma, Inc.	67,450	2,076,785
Valeant Pharmaceuticals International*(a)	6,900	141,243
Viropharma, Inc.*(a)	25,300	331,936

		3,670,192

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	12,300	373,059
Courier Corp.(a)	77,003	1,567,781
Idearc, Inc.(a)	45,100	56,375
Scholastic Corp.(a)	4,100	105,288
Valassis Communications, Inc.*	7,600	65,816

		2,168,319

Real Estate Investment Trust — 5.2%
American Land Lease, Inc.	37,794	734,337
Anthracite Capital, Inc.(a)	71,500	383,240
Anworth Mortgage Asset Corp.(a)	48,200	285,344
Arbor Realty Trust, Inc.(a)	17,100	171,000
Ashford Hospitality Trust, Inc.	52,700	213,435
Associated Estates Realty Corp.	4,300	56,029
BioMed Realty Trust, Inc.(a)	121,747	3,220,208
Capital Trust, Inc. (Class A Stock)(a)	6,800	105,400

CBL & Associates Properties, Inc.	57,831	1,161,246
Cousins Properties, Inc.(a)	48,220	1,218,037
DCT Industrial Trust, Inc.	92,100	689,829
DiamondRock Hospitality Co.	49,100	446,810
Duke Realty Corp.(a)	21,970	540,023
Education Realty Trust, Inc.(a)	144,031	1,595,863
Entertainment Properties Trust(a)	12,700	694,944
Equity LifeStyle Properties, Inc.(a)	10,700	567,421
Equity One, Inc.(a)	72,716	1,489,951
Extra Space Storage, Inc.	7,500	115,200
First Potomac Realty Trust(a)	22,100	379,899
Glimcher Realty Trust(a)	28,600	298,584
Hersha Hospitality Trust	14,800	110,112
HFF, Inc. (Class A Stock)*	4,200	16,800
Home Properties, Inc.	4,000	231,800
Inland Real Estate Corp.	25,800	404,802
iStar Financial, Inc.(a)	54,740	142,324
LaSalle Hotel Properties	52,940	1,234,561
Lexington Realty Trust(a)	135,200	2,328,144
Liberty Property Trust(a)	19,110	719,492
LTC Properties, Inc.	16,200	474,984
Maguire Properties, Inc.	7,900	47,084
MFA Mortgage Investments, Inc.	466,417	3,031,711
Mid-America Apartment Communities, Inc.(a)	73,986	3,635,672
National Retail Properties, Inc.(a)	58,800	1,408,260
NorthStar Realty Finance Corp.(a)	60,200	466,550
Omega Healthcare Investors, Inc.	31,900	627,154
Parkway Properties, Inc.(a)	33,100	1,253,166
Pennsylvania Real Estate Investment Trust(a)	25,200	475,020
Resource Capital Corp.	17,900	108,474
Saul Centers, Inc.(a)	21,314	1,077,210
Senior Housing Properties Trust(a)	61,600	1,467,928
Strategic Hotels & Resorts, Inc.	47,400	357,870
Sun Communities, Inc.(a)	18,600	368,466
Sunstone Hotel Investors, Inc.	34,800	469,800

		34,824,184

Restaurants — 0.3%
Bob Evans Farms, Inc.	1,700	46,393
CEC Entertainment, Inc.*(a)	22,600	750,320
Domino’s Pizza, Inc.*(a)	19,400	235,516
Einstein Noah Restaurant Group, Inc.*	3,800	38,304
Jack in the Box, Inc.*	39,900	841,890
Papa John’s International, Inc.*	5,700	154,812

		2,067,235

Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	59,830	705,994
Ethan Allen Interiors, Inc.	48,758	1,366,199

		2,072,193

Retail & Merchandising — 3.0%
Bebe Stores, Inc.(a)	85,931	839,546
Cash America International, Inc.	34,700	1,250,588
Collective Brands, Inc.*	21,500	393,665
Conn’s, Inc.*(a)	17,300	323,683
Core-Mark Holding Co., Inc.*(a)	11,800	294,882
Dress Barn, Inc.*(a)	9,900	151,371
DSW, Inc. (Class A Stock)*(a)	117,871	1,614,833
Finish Line, Inc. (The) (Class A Stock)	21,900	218,781
Jo-Ann Stores, Inc.*	3,500	73,430
Jos. A. Bank Clothiers, Inc.*	25,200	846,720
Men’s Wearhouse, Inc. (The)(a)	75,818	1,610,374
Movado Group, Inc.(a)	7,600	169,860
Oxford Industries, Inc.	1,900	49,077
Pacific Sunwear of California, Inc.*(a)	147,385	991,901
Pantry, Inc. (The)*(a)	91,795	1,945,136
PC Connection, Inc.*	11,600	77,604
PC Mall, Inc.*	5,800	39,614
Penske Auto Group, Inc.(a)	170,200	1,952,194
Perry Ellis International, Inc.*	21,050	313,855
RC2 Corp.*(a)	11,600	232,000
Rent-A-Center, Inc.*(a)	99,900	2,225,772
Shoe Carnival, Inc.*	13,600	222,768
Stage Stores, Inc.	31,100	424,826
Tween Brands, Inc.*	1,900	18,601
Vector Group Ltd.(a)	181,777	3,210,184
Zep, Inc.	6,500	114,660

		19,605,925

Semiconductors — 3.2%
Actel Corp.*	8,800	109,824
Amkor Technology, Inc.*	32,500	207,025
Applied Micro Circuits Corp.*	7,725	46,196
Asyst Technologies, Inc.*	5,500	13,200
Brooks Automation, Inc.*	8,400	70,224
Cirrus Logic, Inc.*(a)	21,400	116,630
Cohu, Inc.	2,500	39,550
DSP Group, Inc.*	8,700	66,555
Eagle Test Systems, Inc.*	6,100	93,391
Emulex Corp.*(a)	260,843	2,783,195
Entegris, Inc.*	350,271	1,695,312
Exar Corp.*(a)	241,212	1,847,684
Fairchild Semiconductor International, Inc.*	156,780	1,393,774
Kulicke & Soffa Industries, Inc.*(a)	369,161	1,664,916
Lattice Semiconductor Corp.*	20,000	41,200
MKS Instruments, Inc.*(a)	132,750	2,643,052
MRV Communications, Inc.*	11,700	13,689
Omnivision Technologies, Inc.*(a)	99,450	1,134,724
ON Semiconductor Corp.*(a)	248,600	1,680,536
Photronics, Inc.*	6,600	12,408
PMC — Sierra, Inc.*(a)	82,700	613,634
Richardson Electronics Ltd.	75,348	467,158
Semtech Corp.*	11,800	164,728
Silcon Storage Technology, Inc.*	12,000	39,120
Skyworks Solutions, Inc.*(a)	92,600	774,136
Standard Microsystems Corp.*	9,500	237,310
TriQuint Semiconductor, Inc.*	63,500	304,165
Verigy Ltd.*	153,240	2,494,747
Zoran Corp.*	47,300	385,968

		21,154,051

Services — Telephone — 0.4%
Alaska Communications Systems Group, Inc.	198,150	2,423,374

Software — 0.7%
CSG Systems International, Inc.*	13,300	233,149
Digi International, Inc.*	95,380	972,876
EPIQ Systems, Inc.*(a)	128,790	1,751,544
infoGROUP, Inc.	3,600	23,796
JDA Software Group, Inc.*(a)	10,300	156,663
McAfee, Inc.*	47,928	1,627,635

		4,765,663

Specialty Retail — 0.4%
Buckle, Inc. (The)(a)	8,730	484,864
Cato Corp. (The) (Class A Stock)	105,037	1,843,399
Williams-Sonoma, Inc.(a)	38,760	627,137

		2,955,400

Technology — Internet — 0.3%
Avocent Corp.*(a)	94,588	1,935,270

Telecommunications — 2.3%
Atlantic Tele-Network, Inc.	4,300	120,400
Centennial Communications Corp.*	48,400	302,016
Cincinnati Bell, Inc.*(a)	295,600	913,404
CommScope, Inc.*	62,500	2,165,000
Consolidated Communications Holdings, Inc.	6,200	93,496
Finisar Corp.*	20,000	20,200
Foundry Networks, Inc.*	14,800	269,508
Harmonic, Inc.*	19,200	162,240
Iowa Telecommunications Services, Inc.(a)	170,500	3,184,940
MasTec, Inc.*	18,500	245,865
Newport Corp.*	10,200	109,956
Plantronics, Inc.(a)	195,240	4,396,805
Polycom, Inc.*(a)	7,900	182,727
Powerwave Technologies, Inc.*(a)	306,050	1,211,958
Premiere Global Services, Inc.*	45,600	641,136
RF Micro Devices, Inc.*(a)	18,300	53,436
Syniverse Holdings, Inc.*(a)	37,600	624,536
Tekelec*	20,100	281,199
USA Mobility, Inc.*	4,200	46,200
UTStarcom, Inc.*	13,200	44,484

		15,069,506

Textiles, Apparel & Luxury Goods — 0.2%
Timberland Co. (Class A Stock)*(a)	91,995	1,597,953

Thrifts & Mortgage Finance
Downey Financial Corp.(a)	7,700	13,860

Transportation — 1.5%
Arkansas Best Corp.(a)	11,300	380,697
Atlas Air Worldwide Holdings, Inc.*(a)	13,400	540,154
Bristow Group, Inc.*(a)	45,300	1,532,952
Eagle Bulk Shipping, Inc.(a)	14,800	206,312
GATX Corp.(a)	57,250	2,265,383
Genco Shipping & Trading Ltd.(a)	15,500	515,220
GulfMark Offshore, Inc.*	28,700	1,288,056
Kansas City Southern*(a)	28,492	1,263,905
Knightsbridge Tankers Ltd. (Bermuda)(a)	11,700	309,699
Pacer International, Inc.(a)	95,970	1,580,626
TBS International Ltd. (Class A Stock) (Bermuda)*(a)	11,400	153,444

		10,036,448

Utilities — 5.9%
AGL Resources, Inc.	93,976	2,948,967
Allete, Inc.(a)	61,150	2,721,175
American States Water Co.	4,900	188,650
Atlas America, Inc.(a)	77,244	2,634,793
Atmos Energy Corp.(a)	74,722	1,989,100
Black Hills Corp.	3,700	114,959
Cleco Corp.(a)	22,600	570,650
CMS Energy Corp.	33,600	418,992
Comfort Systems USA, Inc.	45,900	613,224
El Paso Electric Co.*	35,900	753,900
EMCOR Group, Inc.*(a)	111,570	2,936,522
IDACORP, Inc.	123,306	3,586,971
Integrys Energy Group, Inc.(a)	55,750	2,784,155
New Jersey Resources Corp.(a)	73,939	2,653,671
South Jersey Industries, Inc.(a)	13,500	481,950
Southwest Gas Corp.	36,500	1,104,490
Swift Energy Co.*(a)	79,656	3,081,891
UIL Holdings Corp.	10,600	363,898
Unisource Energy Corp.	42,800	1,249,332
Vectren Corp.	104,100	2,899,185
Westar Energy, Inc.	127,323	2,933,522
WGL Holdings, Inc.	49,331	1,600,791
Wisconsin Energy Corp.	14,617	656,303

		39,287,091

TOTAL COMMON STOCKS (cost $730,314,139)		655,584,364

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. Treasury Obligation — 0.1%
U.S. Treasury Notes(k) (cost $436,047)	4.625%	11/30/08	$435	437,821

TOTAL LONG-TERM INVESTMENTS (cost $730,148,383)				656,022,185

	Shares
SHORT-TERM INVESTMENT — 43.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $287,463,488; includes $278,017,831 of cash collateral for securities on loan)(b)(w)	287,463,488	287,463,488

TOTAL INVESTMENTS (o) 142.0% (cost $1,017,611,871)		943,485,673
Liabilities in excess of other assets(x) — (42.0)%		(279,185,676)

NET ASSETS — 100.0%		$664,299,997

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $274,434,616; cash collateral of $278,017,831 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Security segregated as collateral for futures contracts.

(o)	As of September 30, 2008, one security representing $2,724,942 and 0.4% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on future contracts as follows:

Future contracts open at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2008	Depreciation

Long Positions:
13	Russell 2000	Dec 08	$4,672,850	$4,416,750	$(256,100)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 – Quoted Prices	$940,322,910	$(256,100)
Level 2 – Other Significant Observable Inputs	437,821	—
Level 3 – Significant Unobservable Inputs	2,724,942	—

Total	$943,485,673	$(256,100)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	813,480
Net purchases (sales)	1,911,462
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$2,724,942

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS — 66.5%

Advertising — 0.3%
Aegis Group PLC (United Kingdom)	140,450	$235,348
Lamar Advertising Co. (Class A Stock)*(a)	21,300	657,957
Omnicom Group, Inc.	28,300	1,091,248
WPP Group PLC (United Kingdom)	50,602	409,295

		2,393,848

Aerospace — 1.4%
Boeing Co. (The)	24,100	1,382,135
Finmeccanica SpA (Italy)	40,029	867,729
General Dynamics Corp.	20,500	1,509,210
Lockheed Martin Corp.	16,000	1,754,720
Northrop Grumman Corp.	19,300	1,168,422
Raytheon Co.	11,300	604,663
Rockwell Collins, Inc.	18,000	865,620
Teledyne Technologies, Inc.*(a)	3,100	177,196
Triumph Group, Inc.(a)	3,100	141,701
United Technologies Corp.	46,900	2,816,814

		11,288,210

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	7,200	17,496
AMR Corp.*	5,800	56,956
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	13,500	87,750
SkyWest, Inc.	4,100	65,518
Southwest Airlines Co.	30,200	438,202

		665,922

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	24,293	941,613
General Motors Corp.(a)	59,900	566,055
Harley-Davidson, Inc.	19,600	731,080
Honda Motor Co. Ltd. (Japan)	11,800	357,927
Oshkosh Corp.	3,500	46,060
PACCAR, Inc.	26,400	1,008,216
Rolls-Royce Group PLC (United Kingdom)*	60,060	363,659
Thor Industries, Inc.(a)	3,100	76,942
Toyota Motor Corp. (Japan)	28,200	1,205,621
Winnebago Industries, Inc.(a)	5,100	65,892

		5,363,065

Automotive Parts — 0.2%
Aisin Seiki Co. Ltd. (Japan)	12,200	298,779
Autoliv, Inc. AB (Sweden)	9,500	322,550
GKN PLC (United Kingdom)	112,643	400,085
H&E Equipment Services, Inc.*(a)	4,000	38,640
Johnson Controls, Inc.	15,400	467,082
Koito Manufacturing Co. Ltd. (Japan)	26,000	243,314
WABCO Holdings, Inc.	2,000	71,080

		1,841,530

Beverages — 2.1%
Anheuser-Busch Cos., Inc.	27,400	1,777,712
Boston Beer Co., Inc. (Class A Stock)*	4,100	194,709
Cia Cervecerias Unidas SA, ADR (Chile)	11,800	380,314
Coca-Cola Co. (The)	98,700	5,219,256
Coca-Cola Enterprises, Inc.	53,200	892,164
Coca-Cola West Holdings Co. Ltd. (Japan)	20,600	465,498
Dr Pepper Snapple Group, Inc.*(a)	22,800	603,744
Kirin Holdings Co. Ltd. (Japan)	40,000	525,561
Lion Nathan Ltd. (Australia)	90,258	675,749
PepsiCo, Inc.	73,200	5,216,964
Pernod-Ricard SA (France)	13,472	1,186,741

		17,138,412

Biotechnology — 0.2%
Genentech, Inc.*	11,300	1,002,084
Illumina, Inc.*(a)	4,200	170,226
Incyte Corp.*(a)	8,300	63,495
Maxygen, Inc.*	11,300	47,799

		1,283,604

Building & Construction — 0.1%
Foster Wheeler Ltd.*	12,000	433,320
JS Group Corp. (Japan)	13,000	163,656

		596,976

Building Materials — 0.3%
Boral Ltd. (Australia)	69,121	343,215
Bouygues SA (France)	13,748	622,789
Cemex SAB de CV (Mexico)*	106,992	184,899
Masco Corp.(a)	50,500	905,970
Sherwin-Williams Co. (The)(a)	4,900	280,084
Universal Forest Products, Inc.(a)	3,600	125,676
USG Corp.*	4,100	104,960

		2,567,593

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	41,000	1,558,000
Bureau Veritas SA (France)	9,775	500,101
Corporate Executive Board Co. (The)	3,900	121,875
Dun & Bradstreet Corp. (The)	1,100	103,796
FTI Consulting, Inc.*	1,500	108,360
Informa PLC (United Kingdom)	34,963	197,178
Iron Mountain, Inc.*(a)	10,587	258,429
Manpower, Inc.	2,900	125,164
Navigant Consulting, Inc.*	6,200	123,318
Robert Half International, Inc.	12,900	319,275
Senomyx, Inc.*	9,400	42,582

		3,458,078

Cable Television — 0.3%
Liberty Global, Inc. (Class A Stock)*(a)	7,932	240,340
Shaw Communications, Inc. (Class B Stock) (Canada)	17,000	345,610
Time Warner Cable, Inc. (Class A Stock)*(a)	68,600	1,660,120

		2,246,070

Chemicals — 1.0%
Albemarle Corp.	3,500	107,940
American Vanguard Corp.	11,600	174,928

Arch Chemicals, Inc.(a)	6,150	217,095
Asahi Kasei Corp. (Japan)	36,000	151,467
BASF SE (Germany)	20,989	1,000,679
Cabot Corp.(a)	3,300	104,874
CF Industries Holdings, Inc.	3,900	356,694
Dow Chemical Co. (The)	18,000	572,040
E.I. du Pont de Nemours & Co.(a)	58,659	2,363,958
Ecolab, Inc.	8,400	407,568
Hitachi Chemical Co. Ltd. (Japan)	27,700	371,716
International Flavors & Fragrances, Inc.	5,700	224,922
Mosaic Co. (The)(a)	3,200	217,728
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,500	330,025
Sigma-Aldrich Corp.(a)	5,000	262,100
Symyx Technologies, Inc.*	13,800	136,758
Syngenta AG (Switzerland)	2,273	479,339
Tosoh Corp. (Japan)	62,000	182,952
Wacker Chemie AG (Germany)	2,888	412,314

		8,075,097

Clothing & Apparel — 0.2%
Adidas AG (Germany)	11,218	599,262
Anvil Holdings, Inc.*(g)	126	502
Aoyama Trading Co. Ltd. (Japan)	5,000	66,810
Coach, Inc.*(a)	24,800	620,992
NIKE, Inc. (Class B Stock)	11,500	769,350

		2,056,916

Commercial Banks — 0.2%
Home Bancshares, Inc.(a)	7,668	198,371
Julius Baer Holding AG (Switzerland)	12,400	616,658
Standard Chartered PLC (United Kingdom)	41,323	1,016,770

		1,831,799

Commercial Services — 0.4%
Benesse Corp. (Japan)	11,800	481,963
Dollar Thrifty Automotive Group, Inc.*	5,100	9,843
H&R Block, Inc.	56,400	1,271,820
Huron Consulting Group, Inc.*	900	51,282
Jackson Hewitt Tax Service, Inc.	5,100	78,234
Paychex, Inc.	13,600	449,208
QinetiQ PLC (United Kingdom)	135,534	504,169
Western Union Co. (The)	35,200	868,384

		3,714,903

Computer Hardware — 2.2%
Acer, Inc. (Taiwan)	299,652	510,220
Apple, Inc.*(a)	39,800	4,523,668
Computer Sciences Corp.*	15,200	609,976
Dell, Inc.*(a)	119,300	1,966,064
Hewlett-Packard Co.	91,200	4,217,088
International Business Machines Corp.(a)	54,050	6,321,688
Palm, Inc.(a)	34,100	203,577

		18,352,281

Computer Services & Software — 2.8%
3D Systems Corp.*	5,300	75,525
Activision Blizzard, Inc.*(a)	19,154	295,546
American Reprographics Co.*	6,200	106,950
Art Technology Group, Inc.*	16,400	57,728
Autodesk, Inc.*(a)	52,900	1,774,795
Automatic Data Processing, Inc.	23,300	996,075
Avid Technology, Inc.*(a)	6,200	149,172
Cadence Design Systems, Inc.*	10,200	68,952
Cisco Systems, Inc.*	104,200	2,350,752
Electronic Arts, Inc.*(a)	16,700	617,733
EMC Corp.*(a)	83,800	1,002,248
F5 Networks, Inc.*	7,200	168,336
Factset Research Systems, Inc.(a)	2,200	114,950
Fiserv, Inc.*	8,700	411,684
Global Payments, Inc.	3,100	139,066
Jack Henry & Associates, Inc.(a)	4,000	81,320
LogicaCMG PLC (United Kingdom)	68,445	133,913
McAfee, Inc.*	6,000	203,760
Microsoft Corp.	399,200	10,654,648
NS Solutions Corp. (Japan)	18,900	273,559
Oracle Corp.*	93,400	1,896,954
Red Hat, Inc.*	86,780	1,307,775
Salary.com, Inc.*	10,300	41,715
SYNNEX Corp.*	6,100	136,274
Tech Data Corp.*	5,100	152,235
Websense, Inc.*(a)	7,200	160,920

		23,372,585

Conglomerates — 0.3%
DCC PLC (Ireland)	36,870	710,678
Hutchison Whampoa Ltd. (Hong Kong)	82,400	632,877
ITT Corp.(a)	11,900	661,759
Jardine Cycle & Carriage Ltd. (Singapore)	31,000	340,997

		2,346,311

Construction — 0.4%
Acciona SA (Spain)	4,772	727,295
Carillion PLC (United Kingdom)	86,677	404,964
China Railway Group Ltd. (Class H Stock) (China)*	1,835,000	1,119,167
Fluor Corp.	9,800	545,860
Insituform Technologies, Inc. (Class A Stock)*	9,500	142,120
McDermott International, Inc.*(a)	6,200	158,410
Toll Brothers, Inc.*(a)	7,200	181,656

		3,279,472

Consumer Products & Services — 2.9%
Avon Products, Inc.(a)	19,700	818,929
Clorox Co.	19,200	1,203,648
Colgate-Palmolive Co.	9,700	730,895
Fortune Brands, Inc.	15,300	877,608
Harman International Industries, Inc.	4,000	136,280
Johnson & Johnson	115,246	7,984,243
Kimberly-Clark Corp.	28,600	1,854,424
L’Oreal SA (France)	10,615	1,041,579
Orkla ASA (Norway)	47,100	433,433
Pacific Brands Ltd. (Australia)	172,618	269,839
Procter & Gamble Co.	128,605	8,962,482
Rent-A-Center, Inc.*	8,200	182,696

		24,496,056

Containers & Packaging
Owens-Illinois, Inc.*	4,100	120,540
Smurfit-Stone Container Corp.*	13,100	61,570

		182,110

Distribution/Wholesale — 0.3%
Fossil, Inc.*	4,100	115,743
Mitsubishi Corp. (Japan)	74,700	1,558,253
Mitsui & Co. Ltd. (Japan)	46,000	571,059
Pool Corp.(a)	5,212	121,596
Taleo Corp. (Class A Stock)*(a)	5,100	101,439

		2,468,090

Diversified Manufacturing
Charter PLC (United Kingdom)	23,300	259,716
John Bean Technologies Corp.*	1,124	14,230

		273,946

Diversified Operations — 1.7%
3M Co.	36,100	2,465,991
A.O. Smith Corp.(a)	3,000	117,570
Deere & Co.	39,300	1,945,350
General Electric Co.	262,800	6,701,400
Honeywell International, Inc.	19,900	826,845
Koppers Holdings, Inc.(a)	3,100	115,971
Leggett & Platt, Inc.(a)	24,000	522,960
Tyco International Ltd. (Bermuda)	39,250	1,374,535

		14,070,622

Electric — Integrated — 0.2%
Scottish & Southern Energy PLC (United Kingdom)	44,416	1,130,194
Xcel Energy, Inc.(a)	27,300	545,727

		1,675,921

Electronic Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*(a)	9,500	129,960
Agilent Technologies, Inc.*	13,600	403,376
American Science & Engineering, Inc.	1,500	89,595
AVX Corp.	12,200	124,318
Belden, Inc.(a)	3,850	122,469
CyberOptics Corp.*	9,400	88,642
Energizer Holdings, Inc.*(a)	2,000	161,100
Fanuc Ltd. (Japan)	3,800	285,881
FLIR Systems, Inc.*(a)	3,900	149,838
General Cable Corp.*(a)	2,500	89,075
Gentex Corp.	9,200	131,560
Hosiden Corp. (Japan)	42,300	609,273
Koninklijke (Royal) Philips Electronics NV (Netherlands)	21,915	594,609
LG Display Co. Ltd. (South Korea)	14,380	366,259
Mitsubishi Electric Corp. (Japan)	100,000	674,707
Nikon Corp. (Japan)	15,000	359,835
Nippon Electric Glass Co. Ltd. (Japan)	42,000	380,455
Plexus Corp.*(a)	5,100	105,570
Samsung Electronics Co. Ltd. (South Korea)	1,104	505,912
Sony Corp. (Japan)	16,800	518,072
Tyco Electronics Ltd. (Bermuda)	79,350	2,194,821
Venture Corp. Ltd. (Singapore)	38,000	206,739
Wacom Co. Ltd. (Japan)	131	243,770
Waters Corp.*	9,800	570,164

		9,106,000

Energy Services — 0.2%
Duke Energy Corp.	37,200	648,396
Foundation Coal Holdings, Inc.	2,100	74,718
Iberdrola Renovables SA (Spain)*	164,373	718,225

		1,441,339

Entertainment & Leisure — 0.8%
Ascent Media Corp.*	1,963	47,907
International Game Technology	58,000	996,440
Melco Crown Entertainment Ltd., ADR (Hong Kong)*(a)	83,500	333,165
Time Warner, Inc.	205,200	2,690,172
Walt Disney Co. (The)	55,000	1,687,950
Wynn Resorts Ltd.(a)	8,300	677,612

		6,433,246

Environmental Services — 0.2%
Allied Waste Industries, Inc.*	126,900	1,409,859
Republic Services, Inc.	14,550	436,209
Waste Connections, Inc.*(a)	3,050	104,615

		1,950,683

Farming & Agriculture — 0.4%
Alliance One International, Inc.*(a)	17,400	66,120
Bunge Ltd.(a)	3,100	195,858
Monsanto Co.	26,900	2,662,562

		2,924,540

Financial — Bank & Trust — 3.3%
Allied Irish Banks PLC (Ireland)	75,628	621,699
Australia & New Zealand Banking Group Ltd. (Australia)	48,972	756,581
Banco Santander Central Hispano SA (Spain)	83,027	1,244,930
Bank of America Corp.	151,176	5,291,160
Bank of Yokohama Ltd. (The) (Japan)	100,000	495,341
BankAtlantic Bancorp, Inc. (Class A Stock)	2,340	19,188
Barclays PLC, ADR (United Kingdom)	8,700	214,890
BB&T Corp.(a)	7,000	264,600
BNP Paribas (France)	13,288	1,268,436
Citizens Republic Bancorp, Inc.(a)	13,300	40,964
City National Corp.(a)	2,000	108,600
Close Brothers Group PLC (United Kingdom)	18,702	188,600
Commerce Bancshares, Inc.	4,710	218,544
Danske Bank A/S (Denmark)	20,400	491,182
DBS Group Holdings Ltd. (Singapore)	72,908	868,862
East West Bancorp, Inc.(a)	4,200	57,540
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	20,276	1,009,429
First Horizon National Corp.(a)	88,220	838,092
Glacier Bancorp, Inc.	8,700	215,499
Intesa Sanpaolo SpA (Italy)	170,663	938,573
KBC Groep NV (Belgium)	4,698	408,685
National City Corp.(a)	194,600	340,550
Nordea Bank AB (Sweden)	59,647	712,122

Northern Trust Corp.	9,600	693,120
Pinnacle Financial Partners, Inc.*(a)	3,300	101,640
Popular, Inc. (Puerto Rico)(a)	12,500	103,625
Provident Bankshares Corp.(a)	6,700	65,057
Royal Bank of Scotland Group PLC (United Kingdom)	316,603	1,021,328
Sandy Spring Bancorp, Inc.	5,300	117,130
Signature Bank*(a)	2,500	87,200
State Street Corp.	24,200	1,376,496
Sumitomo Mitsui Financial Group, Inc. (Japan)	59	369,910
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	117,000	779,506
Suncorp-Metway Ltd. (Australia)	45,440	345,381
Swedbank AB (Class A Stock) (Sweden)	19,859	259,627
UCBH Holdings, Inc.	9,200	58,972
Wachovia Corp.	70,500	246,750
Wells Fargo & Co.	133,000	4,991,490
Westamerica Bancorp(a)	2,800	161,084
Western Alliance Bancorp*(a)	5,000	77,300
Wilmington Trust Corp.(a)	5,400	155,682

		27,625,365

Financial — Brokerage — 0.2%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	24,100	1,030,516
Macquarie Group Ltd. (Australia)	10,968	337,720

		1,368,236

Financial Services — 4.7%
Affiliated Managers Group, Inc.*(a)	1,200	99,420
American Express Co.	17,000	602,310
Ameriprise Financial, Inc.	51,100	1,952,020
Banco Popolare Scarl (Italy)	26,354	409,394
Bank of New York Mellon Corp. (The)	32,800	1,068,624
BlackRock, Inc.(a)	400	77,800
Charles Schwab Corp. (The)	5,400	140,400
China Citic Bank (Class H Stock) (China)	2,057,000	924,764
CIT Group, Inc.(a)	24,700	171,912
Citigroup, Inc.	327,141	6,709,662
CME Group, Inc.(a)	2,270	843,328
Eaton Vance Corp.	5,100	179,673
Franklin Resources, Inc.	9,200	810,796
Goldman Sachs Group, Inc. (The)	23,500	3,008,000
Grupo Financiero Banorte SAB de CV (Class O Stock) (Mexico)	141,284	450,858
Heartland Payment Systems, Inc.(a)	3,100	79,236
ING Groep NV, ADR (Netherlands)	23,833	510,925
Interactive Brokers Group, Inc. (Class A Stock)*(a)	4,400	97,548
IntercontinentalExchange, Inc.*	3,500	282,380
Intermediate Capital Group PLC (United Kingdom)	24,998	547,848
Invesco Ltd.	31,400	658,772
JPMorgan Chase & Co.	194,168	9,067,646
Marshall & Ilsley Corp.(a)	49,600	999,440
MasterCard, Inc. (Class A Stock)(a)	2,500	443,325
Merrill Lynch & Co., Inc.(a)	38,300	968,990
Moody’s Corp.(a)	4,200	142,800
Morgan Stanley(a)	43,400	998,200
Nasdaq OMX Group, Inc. (The)*	3,900	119,223
Och-Ziff Capital Management Group LLC (Class A Stock)	4,000	46,760
PNC Financial Services Group, Inc.	34,700	2,592,090
Raymond James Financial, Inc.(a)	4,000	131,920
Societe Generale (France)	3,560	319,793
Stifel Financial Corp.*(a)	5,100	254,490
U.S. Bancorp	85,400	3,076,108
Visa, Inc. (Class A Stock)	6,400	392,896
Waddell & Reed Financial, Inc. (Class A Stock)	4,300	106,425

		39,285,776

Food — 1.5%
Archer-Daniels-Midland Co.	15,600	341,796
Dairy Crest Group PLC (United Kingdom)	61,896	444,304
General Mills, Inc.	4,400	302,368
Goodman Fielder Ltd. (Australia)	267,412	303,351
Kraft Foods, Inc. (Class A Stock)	78,285	2,563,834
Kroger Co. (The)(a)	18,700	513,876
Nestle SA (Switzerland)	74,497	3,219,577
Sara Lee Corp.	46,500	587,295
Sysco Corp.	33,900	1,045,137
Tesco PLC (United Kingdom)	233,815	1,626,172
Tootsie Roll Industries, Inc.	5,982	172,939
Unilever PLC (United Kingdom)	38,660	1,051,193
Whole Foods Market, Inc.(a)	5,100	102,153

		12,273,995

Hand/Machine Tools
Stanley Works (The)	5,700	237,918

Healthcare Services — 0.7%
Advisory Board Co. (The)*	3,100	93,496
AMERIGROUP Corp.*(a)	2,000	50,500
Community Health Systems, Inc.*	4,100	120,171
Covance, Inc.*(a)	1,000	88,410
Edwards Lifesciences Corp.*	2,700	155,952
Healthways, Inc.*(a)	2,000	32,260
Humana, Inc.*(a)	25,100	1,034,120
LifePoint Hospitals, Inc.*(a)	3,200	102,848
Medco Health Solutions, Inc.*	41,900	1,885,500
Omnicare, Inc.(a)	5,200	149,604
UnitedHealth Group, Inc.	27,100	688,069
WellPoint, Inc.*	35,200	1,646,304

		6,047,234

Hotels & Motels — 0.4%
Choice Hotels International, Inc.	3,000	81,300
Gaylord Entertainment Co.*	4,100	120,417
Las Vegas Sands Corp.*(a)	14,800	534,428
Marriott International, Inc. (Class A Stock)	54,900	1,432,341
MGM Mirage*(a)	26,472	754,452

		2,922,938

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)	9,000	227,160
Cooper Industries Ltd. (Class A Stock)	7,900	315,605
Culp, Inc.*	7,700	45,584
Harsco Corp.(a)	5,700	211,983
Illinois Tool Works, Inc.	33,200	1,475,740
Makita Corp. (Japan)	7,500	153,641
Mohawk Industries, Inc.*(a)	1,800	121,302
Myers Industries, Inc.	11,200	141,232
Nucor Corp.	12,100	477,950
Precision Castparts Corp.	3,200	252,096
Steel Dynamics, Inc.	10,300	176,027

		3,598,320

Insurance — 2.5%
ACE Ltd. (Switzerland)	12,600	682,038
Aetna, Inc.	14,900	538,039
Aflac, Inc.(a)	12,900	757,875
Aon Corp.	27,900	1,254,384
Assurant, Inc.	6,900	379,500
Aviva PLC (United Kingdom)	88,953	773,730
AXA SA (France)	51,358	1,681,167
AXIS Capital Holdings Ltd.	22,900	726,159
Chubb Corp.	11,100	609,390
CIGNA Corp.	30,400	1,032,992
CNP Assurances SA (France)	8,424	951,491
Employers Holdings, Inc.	5,700	99,066
Everest Re Group Ltd. (Bermuda)	1,900	164,407
Hartford Financial Services Group, Inc. (The)	7,900	323,821
Infinity Property & Casualty Corp.(a)	3,100	127,720
Loews Corp.	18,700	738,463
Markel Corp.*	600	210,900
Marsh & McLennan Cos., Inc.	5,800	184,208
MetLife, Inc.(a)	56,500	3,164,000
Muenchener Rueckversicherungs Gesellschaft AG (Germany)	5,956	898,429
ProAssurance Corp.*(a)	2,000	112,000
Prudential PLC (United Kingdom)	57,378	523,170
QBE Insurance Group Ltd. (Australia)	36,830	794,279
SeaBright Insurance Holdings, Inc.*	7,800	101,400
Selective Insurance Group, Inc.	5,000	114,600
Sony Financial Holdings, Inc. (Japan)	130	511,830
StanCorp Financial Group, Inc.	4,000	198,720
Tokio Marine Holdings, Inc. (Japan)	14,500	532,350
Travelers Cos., Inc. (The)	32,499	1,468,955
White Mountains Insurance Group Ltd.	300	140,925
XL Capital Ltd. (Class A Stock)	43,500	780,390

		20,576,398

Internet Services — 1.2%
Amazon.com, Inc.*(a)	29,700	2,160,972
Ariba, Inc.*(a)	5,200	73,476
Blue Coat Systems, Inc.*(a)	7,300	103,587
Digital River, Inc.*(a)	2,100	68,040
Expedia, Inc.*(a)	41,600	628,576
Google, Inc. (Class A Stock)*	11,300	4,525,876
Juniper Networks, Inc.*(a)	77,400	1,630,818
Monster Worldwide, Inc.*(a)	10,300	153,573
RightNow Technologies, Inc.*	5,100	64,107
VeriSign, Inc.*(a)	36,000	938,880

		10,347,905

Machinery & Equipment — 0.6%
Applied Industrial Technologies, Inc.(a)	4,100	110,413
Baldor Electric Co.(a)	4,300	123,883
Danaher Corp.	43,000	2,984,200
Joy Global, Inc.	9,400	424,316
Modec, Inc. (Japan)	11,500	271,080
Nordson Corp.	3,200	157,152
Terex Corp.*(a)	29,700	906,444
Toshiba Machine Co. Ltd. (Japan)	38,000	132,934

		5,110,422

Media — 0.5%
Cablevision Systems Corp. (Class A Stock)(a)	23,100	581,196
Discovery Communications, Inc. (Class A Stock)*	19,626	279,670
Discovery Communications, Inc. (Class C Stock)*	20,726	293,480
DISH Network Corp. (Class A Stock)*	6,100	128,100
Jupiter Telecommunications Co. Ltd. (Japan)	912	656,652
Liberty Media Corp. — Entertainment (Class A Stock)*	19,100	476,927
News Corp. (Class A Stock)	45,300	543,147
Sanoma Oyj (Finland)	26,878	508,271
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,900	141,609
Sirius XM Radio, Inc.*(a)	254,080	144,826
Viacom, Inc. (Class B Stock)*	12,700	315,468

		4,069,346

Medical Products — 0.1%
Boston Scientific Corp.*	46,300	568,101
Intuitive Surgical, Inc.*(a)	2,700	650,646

		1,218,747

Medical Supplies & Equipment — 2.7%
Abbott Laboratories	55,500	3,195,690
Amgen, Inc.*(a)	43,900	2,601,953
Aspect Medical Systems, Inc.*	6,000	31,200
Baxter International, Inc.	30,100	1,975,463
Becton, Dickinson and Co.	10,900	874,834
C.R. Bard, Inc.(a)	4,800	455,376
Charles River Laboratories International, Inc.*(a)	2,700	149,931
Computer Programs & Systems, Inc.	8,500	246,075
Covidien Ltd.	33,350	1,792,896
DENTSPLY International, Inc.	5,100	191,454
Elekta AB (Class B Stock) (Sweden)	30,880	527,206
Eli Lilly & Co.	35,800	1,576,274
Fresenius SE (Germany)	11,317	823,609
Gen-Probe, Inc.*(a)	1,500	79,575
Genzyme Corp.*(a)	1,300	105,157
Henry Schein, Inc.*(a)	2,300	123,832
Hologic, Inc.*(a)	7,440	143,815

Invitrogen Corp.*(a)	5,024	189,907
Martek Biosciences Corp.	3,100	97,402
McKesson Corp.	21,000	1,130,010
Medtronic, Inc.	59,100	2,960,910
Micrus Endovascular Corp.*	4,000	55,800
ResMed, Inc.*	2,000	86,000
St. Jude Medical, Inc.*(a)	15,500	674,095
STERIS Corp.	7,200	270,576
Stryker Corp.	13,100	816,130
Techne Corp.*	1,700	122,604
Terumo Corp. (Japan)	8,600	448,614
Thoratec Corp.*(a)	6,100	160,125
Zimmer Holdings, Inc.*	9,600	619,776

		22,526,289

Metals & Mining — 1.2%
Agnico-Eagle Mines Ltd. (Canada)(a)	8,600	473,602
Alcoa, Inc.	34,900	788,042
Arch Coal, Inc.(a)	9,500	312,455
BHP Billiton Ltd. (Australia)	57,249	1,481,070
Carpenter Technology Corp.	2,000	51,300
Cleveland-Cliffs, Inc.	7,900	418,226
CONSOL Energy, Inc.	20,100	922,389
Freeport-McMoRan Copper & Gold, Inc.(a)	19,945	1,133,873
Haynes International, Inc.*(a)	2,300	107,709
Kobe Steel Ltd. (Japan)	197,000	396,419
Peabody Energy Corp.(a)	17,300	778,500
Sims Group Ltd., ADR (Australia)	6,310	145,761
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	49,507	787,226
Teck Cominco Ltd. (Class B Stock) (Canada)	29,200	850,304
Umicore (Belgium)	10,100	311,908
Westmoreland Coal Co.*	7,400	116,920
Xstrata PLC (United Kingdom)	21,264	662,681

		9,738,385

Office Equipment — 0.1%
Canon, Inc. (Japan)	10,850	411,333
Herman Miller, Inc.(a)	5,000	122,350

		533,683

Oil & Gas — 8.2%
ABB Ltd. (Switzerland)*	29,714	575,811
Baker Hughes, Inc.	27,700	1,676,958
BJ Services Co.	35,900	686,767
BP PLC (United Kingdom)	20,627	171,787
BP PLC, ADR (United Kingdom)(a)	25,303	1,269,451
Chevron Corp.	92,922	7,664,207
China Oilfield Services Ltd. (Class H Stock) (China)	384,000	355,780
Complete Production Services, Inc.*	5,200	104,676
Concho Resources, Inc.*(a)	5,200	143,572
ConocoPhillips	35,400	2,593,050
Devon Energy Corp.	12,800	1,167,360
Diamond Offshore Drilling, Inc.(a)	2,100	216,426
EOG Resources, Inc.	16,000	1,431,360
Exxon Mobil Corp.	230,066	17,866,926
FMC Technologies, Inc.*	26,518	1,234,413
Forest Oil Corp.*	3,500	173,600
Fugro NV (Netherlands)	8,307	490,547
GeoMet, Inc.*	26,700	145,248
Halliburton Co.	5,200	168,428
Helmerich & Payne, Inc.	3,500	151,165
Holly Corp.	5,100	147,492
Hong Kong & China Gas Co. Ltd. (Hong Kong)	191,400	436,912
Mariner Energy, Inc.*	6,200	127,100
Murphy Oil Corp.(a)	25,800	1,654,812
Nabors Industries Ltd. (Bermuda)*(a)	19,400	483,448
National Fuel Gas Co.	3,500	147,630
National-Oilwell Varco, Inc.*	14,760	741,395
Newfield Exploration Co.*	18,600	595,014
Noble Energy, Inc.	3,200	177,888
Occidental Petroleum Corp.	25,700	1,810,565
Praxair, Inc.	24,200	1,736,108
Premier Oil PLC (United Kingdom)*	13,500	235,539
Range Resources Corp.	7,500	321,525
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	40,300	2,300,727
Saipem SpA (Italy)	28,096	840,659
Schlumberger Ltd.	80,800	6,309,672
Sempra Energy	31,200	1,574,664
Smith International, Inc.	7,700	451,528
StatoilHydro ASA (Norway)	67,350	1,600,461
Subsea 7, Inc. (Cayman Islands)*	25,300	342,438
Sunoco, Inc.(a)	23,700	843,246
Total SA (France)	24,620	1,495,660
Total SA, ADR (France)	12,600	764,568
Transocean, Inc.*(a)	18,098	1,987,884
Ultra Petroleum Corp.*	5,200	287,768
Valero Energy Corp.	29,000	878,700
Whiting Petroleum Corp.*	3,100	220,906
XTO Energy, Inc.	38,116	1,773,156

		68,574,997

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	21,600	99,360
International Paper Co.(a)	32,900	861,322
MeadWestvaco Corp.	12,200	284,382
Weyerhaeuser Co.(a)	9,000	545,220

		1,790,284

Pharmaceuticals — 3.3%
Alkermes, Inc.*(a)	8,200	109,060
Allergan, Inc.(a)	26,900	1,385,350
AmerisourceBergen Corp.	17,500	658,875
Astellas Pharma, Inc. (Japan)	6,500	273,125
Biogen Idec, Inc.*	11,800	593,422
BioMarin Pharmaceutical, Inc.*(a)	3,300	87,417
Bristol-Myers Squibb Co.	79,200	1,651,320
Cardinal Health, Inc.	3,400	167,552
Celgene Corp.*	21,600	1,366,848
Cephalon, Inc.*(a)	7,428	575,596
Chugai Pharmaceutical Co. Ltd. (Japan)	35,700	581,752
CSL Ltd. (Australia)	33,853	1,025,575
Elan Corp. PLC, ADR (United Kingdom)*(a)	23,500	250,745
Gilead Sciences, Inc.*	67,000	3,053,860
GlaxoSmithKline PLC (United Kingdom)	9,997	216,561
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	31,100	1,351,606

Hospira, Inc.*	5,700	217,740
Human Genome Sciences, Inc.*	13,400	85,090
Kobayashi Pharmaceutical Co. Ltd. (Japan)	10,200	311,670
Medicines Co. (The)*	5,100	118,422
Medicis Pharmaceutical Corp. (Class A Stock)	4,100	61,131
Merck & Co., Inc.	109,100	3,443,196
Merck KGaA (Germany)	8,402	896,014
Pfizer, Inc.	73,685	1,358,751
Roche Holding AG (Switzerland)	11,767	1,842,029
Rohto Pharmaceutical Co. Ltd. (Japan)	29,000	327,879
Sanofi-Aventis SA (France)	16,359	1,075,528
Schering-Plough Corp.	76,700	1,416,649
Sepracor, Inc.*	3,400	62,254
Toho Pharmaceutical Co. Ltd. (Japan)	10,400	147,426
Valeant Pharmaceuticals International*(a)	7,200	147,384
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,100	243,432
Wyeth	72,800	2,689,232

		27,792,491

Pipelines — 0.2%
Spectra Energy Corp.	44,300	1,054,340
Williams Cos., Inc.	16,000	378,400

		1,432,740

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	7,900	249,719
Nissha Printing Co. Ltd. (Japan)	10,200	492,532
Scholastic Corp.	4,300	110,424

		852,675

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)	366,000	443,608
Deutsche EuroShop AG (Germany)	15,794	514,465
Goldcrest Co. Ltd. (Japan)	11,580	171,363
Lennar Corp. (Class A Stock)(a)	70,100	1,064,819
St. Joe Co. (The)*(a)	4,200	164,178

		2,358,433

Real Estate Investment Trusts — 0.8%
AMB Property Corp.(a)	4,500	203,850
Boston Properties, Inc.(a)	11,600	1,086,456
Camden Property Trust	4,100	188,026
Duke Realty Corp.(a)	10,300	253,174
EastGroup Properties, Inc.	4,300	208,722
Equity Residential Properties Trust	30,600	1,358,946
LaSalle Hotel Properties	10,300	240,196
Mirvac Group (Australia)	73,676	150,176
Potlatch Corp.(a)	4,660	216,177
ProLogis(a)	14,800	610,796
Regency Centers Corp.	3,500	233,415
Simon Property Group, Inc.	17,900	1,736,300
SL Green Realty Corp.(a)	3,618	234,446
Weingarten Realty Investors	7,200	256,824

		6,977,504

Restaurants — 0.5%
McDonald’s Corp.	47,600	2,936,920
Mitchells & Butlers PLC (United Kingdom)	59,416	235,561
Sonic Corp.*(a)	6,225	90,698
Yum! Brands, Inc.(a)	39,300	1,281,573

		4,544,752

Retail & Merchandising — 2.8%
A.C. Moore Arts & Crafts, Inc.*	7,000	43,890
American Eagle Outfitters, Inc.	6,100	93,025
Bed Bath & Beyond, Inc.*(a)	66,000	2,073,060
Best Buy Co., Inc.	6,825	255,938
BJ’s Wholesale Club, Inc.*(a)	3,000	116,580
CarMax, Inc.*(a)	5,100	71,400
Casey’s General Stores, Inc.(a)	3,000	90,510
Costco Wholesale Corp.	17,800	1,155,754
CVS/Caremark Corp.	58,276	1,961,570
Dick’s Sporting Goods, Inc.*	4,300	84,194
Dollar Tree, Inc.*	3,000	109,080
Drugstore.com, Inc.*	40,600	95,410
Esprit Holdings Ltd. (Hong Kong)	80,300	497,745
GameStop Corp. (Class A Stock)*(a)	3,600	123,156
Harvey Norman Holdings Ltd. (Australia)	141,121	355,453
Hibbett Sports, Inc.*(a)	5,900	118,118
Home Depot, Inc. (The)(a)	80,800	2,091,912
Industria de Diseno Textil SA (Spain)	18,929	800,955
J. Crew Group, Inc.*	2,000	57,140
Kohl’s Corp.*(a)	47,000	2,165,760
Lowe’s Cos., Inc.(a)	85,400	2,023,126
N Brown Group PLC (United Kingdom)	74,640	296,444
Pantry, Inc. (The)*(a)	2,500	52,975
PPR (France)	7,874	704,547
Ross Stores, Inc.(a)	5,100	187,731
SUPERVALU, Inc.	16,000	347,200
Target Corp.	9,900	485,595
Tween Brands, Inc.*	2,700	26,433
Wal-Mart Stores, Inc.	101,500	6,078,835
Walgreen Co.(a)	28,600	885,456
Williams-Sonoma, Inc.(a)	4,500	72,810

		23,521,802

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	9,000	533,700
Corinthian Colleges, Inc.*	9,300	139,500

		673,200

Semiconductors — 1.3%
Analog Devices, Inc.	20,100	529,635
Applied Materials, Inc.(a)	60,700	918,391
ASML Holding NV (Netherlands)	23,486	410,446
Broadcom Corp. (Class A Stock)*	46,300	862,569
BTU International, Inc.*	7,700	67,760
Cymer, Inc.*(a)	4,300	108,919
Hamamatsu Photonics KK (Japan)	20,200	493,039
Intel Corp.	117,900	2,208,267
Intersil Corp. (Class A Stock)	9,200	152,536
KLA-Tencor Corp.	10,600	335,490
Marvell Technology Group Ltd. (Bermuda)*(a)	122,400	1,138,320
Maxim Integrated Products, Inc.	6,500	117,650

MEMC Electronic Materials, Inc.*	10,900	308,034
National Semiconductor Corp.	27,900	480,159
Semtech Corp.*	6,100	85,156
Texas Instruments, Inc.	92,800	1,995,200
Varian Semiconductor Equipment Associates, Inc.*	4,600	115,552
Virage Logic Corp.*	10,700	63,130
Xilinx, Inc.(a)	27,100	635,495
Zoran Corp.*	9,112	74,354

		11,100,102

Telecommunications — 3.5%
Alcatel-Lucent (France)*	119,809	461,707
Alcatel-Lucent, ADR (France)*(a)	198,700	763,008
America Movil SAB de CV (Class L Stock), ADR (Mexico)	15,600	723,216
American Tower Corp. (Class A Stock)*	25,135	904,106
AT&T, Inc.	287,917	8,038,643
Corning, Inc.	25,600	400,384
Crown Castle International Corp.*	26,700	773,499
Finisar Corp.*	42,000	42,420
France Telecom SA (France)	22,434	629,263
Hutchison Telecommunications International Ltd. (Hong Kong)*	452,000	504,770
Ixia*	15,300	112,761
JDS Uniphase Corp.*(a)	101,800	861,228
KDDI Corp. (Japan)	144	815,712
Leap Wireless International, Inc.*	2,100	80,010
MetroPCS Communications, Inc.*	71,900	1,005,881
Motorola, Inc.	154,600	1,103,844
NII Holdings, Inc.*	12,100	458,832
Nokia Oyj (Finland)	40,853	761,965
Nortel Networks Corp. (Canada)*	1,227	2,748
NTELOS Holdings Corp.	8,200	220,498
Prysmian SpA (Italy)	28,652	563,607
QUALCOMM, Inc.	81,000	3,480,570
Quanta Services, Inc.*(a)	4,100	110,741
Sprint Nextel Corp.	201,400	1,228,540
StarHub Ltd. (Singapore)	257,350	466,688
Tandberg ASA (Norway)	23,200	316,116
Telefonica SA (Spain)	66,713	1,586,269
Telenor ASA (Norway)	58,900	733,450
Telestra Corp. Ltd. (Australia)	138,731	465,438
Television Broadcasts Ltd. (Hong Kong)	64,000	271,777
Vodafone Group PLC, ADR (United Kingdom)	65,792	1,454,003

		29,341,694

Tobacco — 0.7%
Lorillard, Inc.	15,000	1,067,250
Philip Morris International, Inc.	101,000	4,858,100

		5,925,350

Toys — 0.1%
Mattel, Inc.	25,000	451,000

Transportation — 1.0%
Arriva PLC (United Kingdom)	25,039	310,893
Canadian National Railway Co. (Canada)(a)	16,800	803,544
Cargotec Corp. (Class B Stock) (Finland)	12,195	249,122
Central Japan Railway Co. (Japan)	69	650,637
CSX Corp.	15,800	862,206
Expeditors International of Washington, Inc.(a)	30,700	1,069,588
Knight Transportation, Inc.	8,200	139,154
Nippon Yusen Kabushiki Kaisha (Japan)	59,000	384,598
Norfolk Southern Corp.	9,900	655,479
Union Pacific Corp.	22,200	1,579,752
United Parcel Service, Inc. (Class B Stock)	16,600	1,043,974
UTi Worldwide, Inc. (British Virgin Islands)	9,200	156,584

		7,905,531

Utilities — 2.0%
AES Corp. (The)*	103,700	1,212,253
Alliant Energy Corp.	4,100	132,061
Ameren Corp.	6,100	238,083
CenterPoint Energy, Inc.	39,300	572,601
Constellation Energy Group, Inc.	13,000	315,900
Dynegy, Inc. (Class A Stock)*(a)	112,500	402,750
E.ON AG (Germany)	41,352	2,081,525
EDF Energies Nouvelles SA (France)	8,256	411,370
Enel SpA (Italy)	103,737	865,962
Entergy Corp.(a)	21,900	1,949,319
FirstEnergy Corp.	23,200	1,554,168
Great Plains Energy, Inc.	8,300	183,845
Mirant Corp.*	6,400	117,056
NiSource, Inc.(a)	7,900	116,604
NRG Energy, Inc.*(a)	43,700	1,081,575
OGE Energy Corp.	5,100	157,488
PG&E Corp.	22,900	857,605
PPL Corp.	39,900	1,477,098
Public Service Enterprise Group, Inc.	28,800	944,352
Reliant Energy, Inc.*(a)	2,300	16,905
SembCorp Industries Ltd. (Singapore)	240,911	551,907
Southwest Gas Corp.	7,100	214,846
Sumco Corp. (Japan)	30,100	476,418
TECO Energy, Inc.(a)	58,700	923,351

		16,855,042

TOTAL COMMON STOCKS (cost $650,582,571)		554,473,779

PREFERRED STOCK

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT (cost $213,750)	8,550	18,639

Units

WARRANTS *

Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	698

Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	155

TOTAL WARRANTS (cost $0)		853

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.5%
Federal Home Loan Mortgage Corp.
4.452%(c)	07/01/35	$43		43,343
4.50%	04/01/19-04/01/35	596		568,377
4.682%(c)	02/01/35	253		255,028
4.872%(c)	04/01/38	1,916		1,893,780
5.00%	12/01/08-12/01/35	3,312		3,242,665
5.057%(c)	03/01/36	219		217,976
5.068%(c)	11/01/35	147		148,245
5.136%(c)	01/01/36	521		523,116
5.273%(c)	09/01/32	6		6,342
5.323%(c)	02/01/37	833		836,718
5.346%(c)	04/01/37	1,846		1,874,117
5.369%(c)	02/01/37	239		239,938
5.372%(c)	01/01/36	71		71,499
5.454%(c)	02/01/37	809		814,487
5.49%(c)	06/01/37	999		1,018,699
5.50%	12/01/18-09/01/38	2,792		2,792,093
5.908%(c)	02/01/37	568		580,448
5.951%(c)	01/01/37	161		164,307
5.977%(c)	12/01/36	78		80,096
5.99%(c)	11/01/36	254		259,289
6.00%	10/01/09-08/01/38	1,736		1,758,418
6.025%(c)	10/01/36	229		227,013
6.122%(c)	10/01/36	238		237,370
6.205%(c)	08/01/36	463		477,966
7.00%	11/01/30-06/01/32	35		37,281
Federal National Mortgage Assoc.
4.50%	05/01/19-05/01/38	6,134		5,902,621
4.572%(c)	07/01/35	200		201,083
4.911%(c)	11/01/35	150		150,406
5.00%	03/01/18-03/01/37	16,264		16,021,479
5.161%(c)	09/01/35	3,206		3,252,794
5.311%(c)	12/01/35	133		134,917
5.33%(c)	12/01/35	162		164,201
5.413%(c)	09/01/37	405		407,781
5.50%	01/01/17-02/01/37	27,867		27,874,957
5.53%(c)	12/01/35	233		235,932
5.536%(c)	01/01/37	434		439,064
5.539%(c)	07/01/36	492		500,917
5.655%(c)	12/01/35	65		66,145
5.792%(c)	11/01/37	903		921,017
5.80%(c)	08/01/37	447		455,671
5.977%(c)	08/01/36	266		270,818
5.979%(c)	09/01/36	151		154,102
6.00%	04/01/21-09/01/38	15,017		15,236,839
6.037%(c)	12/01/36	224		229,707
6.50%	07/01/32-03/01/38	10,273		10,547,870
7.00%	01/01/31-04/01/37	262		273,657
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34	1,044		1,021,125
5.50%	10/20/32-08/20/38	1,403		1,401,024
6.00%	05/15/26-01/20/33	42		42,517
6.50%	09/20/32-12/20/33	48		48,567
7.00%	03/15/13-12/15/13	90		94,056
8.00%	12/15/16-07/15/23	17		20,090
8.50%	06/15/16-10/15/26	41		44,014
9.50%	03/15/19-01/15/20	2		2,179
12.00%	09/15/13	—	(r)	58

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $103,966,693)				104,484,219

		Moody’s
		Ratings†
CORPORATE OBLIGATIONS — 10.5%

Advertising — 0.1%

Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12	Caa1	50	37,000
Lamar Media Corp.,
Sr. Unsec’d. Notes(a)
6.625%	08/15/15	Ba3	400	331,000

Gtd. Notes
6.625%	08/15/15	Ba3	100	82,750
R.H. Donnelley Corp.,
Sr. Disc. Notes
6.875%	01/15/13	B3	25	9,750
Sr. Unsec’d. Notes
8.875%	10/15/17	B3	75	25,500
Visant Corp.,
Gtd. Notes
7.625%	10/01/12	B1	50	45,875

				531,875

Aerospace — 0.1%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.121%	03/14/13	Baa1	210	203,016
Moog, Inc.,
Sr. Sub. Notes, 144A
7.25%	06/15/18	Ba3	100	96,000
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470	454,313
5.40%	05/01/35	A2	80	71,710

				825,039

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes, MTN
3.241%(c)	08/03/09	A3	435	433,050
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
9.203%(c)	04/15/12	B1	400	369,803

				802,853

Automotive Parts
Commercial Vehicle Group, Inc.,
Gtd. Notes
8.00%	07/01/13	B2	75	62,250
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.625%	12/01/11	Ba3	250	247,500

				309,750

Beverages
SABMiller PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210	215,315

Biotechnology
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	165	153,260

Broadcasting — 0.1%
COX Communications, Inc.,(g)
Notes, 144A
6.25%	06/01/18	Baa3	335	311,318
Unsec’d. Notes
7.125%	10/01/12	Baa3	140	142,642
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2	25	25,125

				479,085

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	230	198,210
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B2	175	146,125
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa2	155	152,173
Owens Corning, Inc.,
Gtd. Notes
6.50%	12/01/16	Ba1	110	97,340

				593,848

Cable Television — 0.1%
Comcast Corp.,
Gtd. Notes(a)
5.70%	05/15/18	Baa2	255	222,576
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.625%	04/01/11	B1	250	240,000
Echostar DBS Corp.,
Gtd. Notes
6.375%	10/01/11	Ba3	25	23,000
6.625%	10/01/14	Ba3	50	40,125
7.75%	05/31/15	Ba3	100	84,750
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	430	409,023
Univision Communications, Inc.,
Gtd. Notes
7.85%	07/15/11	B1	50	39,000

				1,058,474

Chemicals — 0.1%
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	190,552
Invista,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3	400	393,000
Nalco Co.,
Gtd. Notes
7.75%	11/15/11	B1	300	294,000

				877,552

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes(g)(i)
9.75%	09/01/17	NR	175	—
Commercial Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
6.301% (c)	02/01/15	B3	250	218,750
Erac USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa2	185	152,616
Valassis Communications, Inc.,
Gtd. Notes
8.25%	03/01/15	B3	250	172,500

				543,866

Computer Services & Software — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	193,958
Oracle Corp.,
Sr. Unsec’d. Notes
5.00%	01/15/11	A2	430	440,221
Vivendi, Notes, 144A (France)(g)
5.75%	04/04/13	Baa2	455	444,867

				1,079,046

Construction
Pulte Homes, Inc.,
Gtd. Notes
5.20%	02/15/15	Ba2	205	164,000

Consumer Products & Services — 0.1%
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15	Ba2	500	425,000
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	125,593
Procter & Gamble Co.,
Sr. Unsec’d. Notes
4.95%	08/15/14	Aa3	375	378,954

				929,547

Containers & Packaging
BWAY Corp.,
Gtd. Notes
10.00%	10/15/10	B3	50	48,500
Jefferson Smurfit Corp.,
Sr. Unsec’d. Notes
8.25%	10/01/12	B3	25	20,875
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	25	22,750

				92,125

Diversified Operations — 0.2%
3M Co.,
Sr. Unsec’d. Notes
5.70%	03/15/37	Aa1	205	205,568
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2	500	465,000
6.75%	05/01/12	Ba2	200	192,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	273,067
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18	A2	310	291,787
Trinity Industries, Inc.,
Gtd. Notes
6.50%	03/15/14	Baa3	300	282,750

				1,710,172

Electric — 0.3%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A1	160	151,278
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	155,511
Mirant North America LLC,
Gtd. Notes
7.375%	12/31/13	B1	175	164,500
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	139,125
7.375%	02/01/16	B1	250	225,000
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes
12.00%	05/01/10	Ba3	75	72,750
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3	115	108,317
6.35%	02/15/38	A3	280	254,268
Sierra Pacific Resources,
Sr. Unsec’d. Notes(g)
7.803%	06/15/12	Ba3	100	100,983
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1	210	208,538
6.00%	05/15/37	Baa1	575	498,085

				2,078,355

Electronic Components & Equipment
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	03/15/14	Baa3	295	287,201
STATS ChipPAC Ltd.,
Gtd. Notes (Singapore)
6.75%	11/15/11	Ba1	25	25,375

				312,576

Entertainment & Leisure
Speedway Motorsports, Inc.,
Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	47,000
Time Warner, Inc.,
Gtd. Notes
5.50%	11/15/11	Baa2	130	124,801

				171,801

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Sr. Sec’d. Notes
6.875%	06/01/17	B1	350	325,500
7.875%	04/15/13	B1	100	99,250
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13	B3	100	98,000
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3	465	434,267

				957,017

Farming & Agriculture
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	290	250,394

Financial — Bank & Trust — 0.9%
BAC Capital Trust VI,
Bank Gtd. Notes
5.625%	03/08/35	Aa3	380	279,571
Bank of America Corp.,
Sr. Unsec’d. Notes(a)
5.65%	05/01/18	Aa2	2,435	2,050,981
Sub. Notes
5.75%	08/15/16	Aa3	165	137,232

BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36	A1	170	122,173
Capital One Capital IV,
Gtd. Notes
6.745% (c)	02/17/37	Baa1	365	176,485
Fannie Mae,
Notes
4.375%	10/15/15	Aaa	725	721,012
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	A1	350	297,463
Sub. Notes
8.25%	03/01/38	A2	215	163,081
Freddie Mac,
Notes
6.00%	06/15/11	Aaa	1,000	1,067,524
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	82,826
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	Aa2	250	241,039
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.30%	05/01/12	Baa1	250	181,805
5.45%	03/24/11	Baa1	650	487,579
6.625%	11/15/13	Baa1	500	306,511
Kinder Morgan Finance Co,
Gtd. Notes(a)
5.70%	01/05/16	Ba1	190	163,400
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13	A1	115	111,209
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	115,931
5.50%	08/15/13	A1	225	225,162
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17	A2	165	146,167
Sovereign Capital Trust VI,
Bank Gtd. Notes
7.908%	06/13/36	Baa3	140	102,474
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	189,403
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa1	250	224,863

				7,593,891

Financial Services — 2.4%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	163,098
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	Aa3	665	612,897
American General Finance Corp.,
Sr. Unsec’d. Notes
5.40%	12/01/15	Baa1	230	113,542
Arch Western Finance LLC,
Sr. Sec’d. Notes
6.75%	07/01/13	B1	50	47,000
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.50%	04/01/13	Aa2	315	294,915
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	Aa3	635	599,643
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
5.85%	09/01/17	A2	195	183,720
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/03/08	Baa1	170	165,531
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	Aa3	620	556,783
5.50%	04/11/13	Aa3	375	327,323
5.85%	07/02/13	Aa3	620	543,858
6.125%(a)	05/15/18	Aa3	1,000	828,004
Sub. Notes
5.00%	09/15/14	A1	615	471,528
Compton Petroleum Finance Corp.,
Gtd. Notes
7.625%	12/01/13	B2	500	438,750
Couche-Tard Corp.,
Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	46,000
Countrywide Home Loans, Inc.,
Gtd. Notes
4.125%	09/15/09	Aa2	425	390,872
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes (Switzerland)
5.86%(c)	12/29/49	Aa3	210	158,984
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11	Aa1	135	133,060
FIA Card Services NA,
Sub. Notes, 144A
7.125%	11/15/12	Aa1	80	78,458
First Data Corp.,
Gtd. Notes, 144A
9.875%	09/24/15	B3	150	117,750
General Electric Capital Corp.,
Sr. Unsec’d. Notes
4.80%(a)	05/01/13	Aaa	1,985	1,810,520
5.625%(a)	05/01/18	Aaa	1,490	1,259,461
5.875%	01/14/38	Aaa	470	346,508
6.00%	06/15/12	Aaa	645	622,537
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A1	183	120,244
Sr. Unsec’d. Notes
6.15%	04/01/18	Aa3	1,030	856,459
Sub. Notes
6.75%	10/01/37	A1	810	540,748
Hawker Beechcraft Acquisition LLC,
Gtd. Notes
8.50%	04/01/15	B3	600	549,000
HBOS PLC, (United Kingdom)(g)
Jr. Sub. Notes, 144A
5.92%(c)	09/29/49	A1	400	235,907
Sr. Sub. Notes, 144A
6.00%	11/01/33	Aa3	170	111,757
Jefferies Group, Inc.,
Notes

5.875%	06/08/14	Baa1	126	105,797
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	92,978
John Deere Capital Corp.,
Sr. Unsec’d. Notes
5.50%	04/13/17	A2	185	171,521
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13	Aa2	475	442,053
6.00%(a)	01/15/18	Aa2	1,215	1,107,924
6.40%	05/15/38	Aa2	300	259,365
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	02/02/37	Aa3	365	264,458
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102% (c)	07/15/33	Baa3	100	45,709
Merrill Lynch & Co., Inc.,
Notes(a)
6.875%	04/25/18	A2	780	690,105
Sr. Unsec’d. Notes
5.45%	02/05/13	A2	285	256,734
Sub. Notes
7.75%	05/14/38	A3	335	281,560
Mizuho Capital Investment 1 Ltd.,
Sub. Notes, 144A (Cayman Islands)(g)
6.686% (c)	12/31/49	A2	66	55,568
Morgan Stanley,
Sr. Unsec’d. Notes
6.00%	04/28/15	A1	900	612,204
6.625%(a)	04/01/18	A1	815	539,360
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.346% (c)	07/29/49	A2	100	75,681
Nuveen Investments, Inc.,
Sr. Notes, 144A
10.50%	11/15/15	B3	150	115,500
Sr. Unsec’d. Notes
5.50%	09/15/15	B3	150	75,750
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A2	120	94,541
SLM Corp.,
Sr. Unsec’d. Notes
2.94%(c)	07/27/09	Baa2	195	171,641
5.125%	08/27/12	Baa2	120	78,000
5.45%	04/25/11	Baa2	100	70,000
6.73%(c)	04/01/09	Baa2	155	142,394
8.45%	06/15/18	Baa2	350	238,000
Svensk Export Kredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1	345	357,380
U.S. Bancorp,
Sr. Unsec’d. Notes
4.50%	07/29/10	Aa2	275	280,480
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	250	236,171
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2	165	160,865

				19,746,596

Food — 0.1%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B2	125	120,000
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1	155	153,806
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3	465	448,611
Kroger Co. (The),
Gtd. Notes
8.05%	02/01/10	Baa2	180	184,863
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1	150	147,020

				1,054,300

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/15	Caa1	450	427,500
Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	150	142,500
HCA, Inc.,
Sr. Sec’d. Notes(a)
9.25%	11/15/16	B2	600	583,500
Health Management Associates, Inc.,
Sr. Unsec’d. Notes
6.125%	04/15/16	BB-(d)	500	400,000
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2	145	158,396
Vanguard Health Holdings Co. II LLC,
Gtd. Notes
9.00%	10/01/14	Caa1	50	48,250
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1	195	193,869

				1,954,015

Hotels & Motels — 0.1%
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.375%	12/15/13	Caa2	50	16,000
5.50%	07/01/10	Caa2	275	206,250
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	130	95,780
Las Vegas Sands Corp.,
Gtd. Notes(a)
6.375%	02/15/15	Ba3	100	76,500
MGM Mirage, Inc.,
Gtd. Notes
8.50%	09/15/10	Ba2	100	94,000
Wynn Las Vegas Capital Corp.,
First Mortgage
6.625%	12/01/14	Ba2	350	298,375

				786,905

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	100,849

Insurance — 0.3%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	150,961
Fund American Cos., Inc.,
Gtd. Notes
5.875%	05/15/13	Baa2	195	144,617
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/66	A3	78	34,159
Sr. Unsec’d. Notes
5.75%	06/15/14	A2	467	413,005
Hartford Financial Service Group, Inc. (The),
Sr. Unsec’d. Notes
5.375%	03/15/17	A2	215	184,563
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1	100	79,000
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	A2	200	201,940
Nationwide Mutual Insurance Co.,
Bonds, 144A(g)
6.60%	04/15/34	A2	105	84,785
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2	120	116,200
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa2	185	180,691
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	BBB-(d)	80	66,070
Sun Life Financial Global Funding LP,
Notes, 144A(g)
4.458% (c)	10/06/13	Aa3	190	174,478
Torchmark Corp.,
Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1	125	127,751
Transatlantic Holdings, Inc.,
Sr. Unsec’d. Notes
5.75%	12/14/15	A3	150	143,600
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	Baa3	125	108,682

				2,210,502

Machinery & Equipment
Dresser-Rand Group, Inc.,
Gtd. Notes
7.375%	11/01/14	B1	22	20,460

Media — 0.4%
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	Baa2	480	459,994
DIRECTV Holdings LLC,
Gtd. Notes, 144A
7.625%	05/15/16	Ba3	125	113,125
Historic TW, Inc.,
Gtd. Notes 6.875%	06/15/18	Baa2	505	449,136
Local Insight Regatta Holdings, Inc.,
Sr. Sub. Notes, 144A
11.00%	12/01/17	Caa1	50	28,000
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	450	366,897
6.40%	12/15/35	Baa1	855	718,227
Sinclair Broadcast Group,
Gtd. Notes
8.00%	03/15/12	Ba3	221	213,265
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18	Baa1	320	306,036
Viacom, Inc.,
Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3	105	95,253
6.25%	04/30/16	Baa3	200	180,122

				2,930,055

Medical Supplies & Equipment — 0.2%
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	500	475,000
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	Aa3	535	489,127
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	A1	445	434,740

				1,398,867

Metals & Mining — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes, 144A (Luxembourg)(g)
5.375%	06/01/13	Baa2	350	330,644
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13	Baa1	320	314,479
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.40%	03/29/17	A1	172	158,908
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	450	443,250
Hawk Corp.,
Sr. Notes(g)
8.75%	11/01/14	B3	50	50,250
Placer Dome, Inc.,
Unsub. Notes (Canada)
6.45%	10/15/35	Baa1	290	249,075
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	A3	350	343,109
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	67,594
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	B3	25	22,250
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2	280	261,643

Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	25	24,250

				2,265,452

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	80	76,275
6.35%	05/15/18	Baa2	625	571,313
6.75%	02/01/17	Baa2	400	377,482

				1,025,070

Oil & Gas — 0.9%
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	207,526
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	A2	200	210,681
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	209,427
Canadian Natural Resources Ltd.,
Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	192,807
Chesapeake Energy Corp.,
Gtd. Notes(a)
6.50%	08/15/17	Ba3	250	218,750
Denbury Resources, Inc.,
Gtd. Notes
7.50%	04/01/13	B1	25	23,625
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1	120	121,856
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	139,775
5.15%	09/01/14	Baa1	125	120,582
EnCana Corp., (Canada)
Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2	250	199,975
Unsub. Notes
5.90%	12/01/17	Baa2	625	557,799
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	225	223,126
6.30%	09/15/17	Baa3	130	121,236
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	170	159,849
Ferrellgas Partners LP / Ferrellgas Partners Finance,
Sr. Notes
8.75%	06/15/12	B2	25	21,375
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11	B1	25	25,000
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	235	229,703
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%(a)	03/15/18	Baa1	390	346,335
6.00%	10/01/17	Baa1	260	233,558
6.60%	10/01/37	Baa1	100	84,299
Nabors Industries, Inc.,
Gtd. Notes, 144A(g)
6.15%	02/15/18	Baa1	120	114,410
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36	A3	100	87,000
Newfield Exploration Co.,
Sr. Sub. Notes
7.125%	05/15/18	Ba3	100	87,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	615	581,974
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38	Baa2	125	99,029
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.875%	03/01/18	Baa1	290	263,576
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17	A2	175	168,356
Public Service Electric & Gas Co.,
Sec’d. Notes
5.70%	12/01/36	A3	225	196,695
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15	Ba3	500	457,500
7.50%	10/01/17	Ba3	500	472,500
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	62	54,870
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2	150	142,129
Tesoro Corp.,
Gtd. Notes
6.25%	11/01/12	Ba1	375	328,125
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
5.25%	03/15/13	Baa2	145	140,879
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17	Baa2	445	416,525
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	315	294,335

				7,552,187

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes(g)
7.125%	10/15/14	B2	60	41,100
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	175	156,188
International Paper Co.,
Sr. Unsec’d. Notes
7.40%	06/15/14	Baa3	100	100,153

				297,441

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.323% (c)	10/02/09	Baa2	140	137,644

Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	Baa2	455	422,925
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	180	162,301

				722,870

Pipelines — 0.1%
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2	145	138,256
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B2	500	422,500
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	54,859
TEPPCO Partners LP,
Gtd. Notes
7.55%	04/15/38	Baa3	500	444,484

				1,060,099

Printing & Publishing
CanWest Media, Inc.,
Gtd. Notes (Canada)
8.00%	09/15/12	B3	137	114,810
Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	46,000

				160,810

Real Estate
Lennar Corp.,
Gtd. Notes
5.60%	05/31/15	Ba3	305	198,250

Real Estate Investment Trusts — 0.2%
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13	Baa1	175	169,292
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
6.125%	11/01/12	Baa1	125	121,579
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa1	205	199,487
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	132,731
Federal Realty Investment Trust,
Notes
6.00%	07/15/12	Baa1	120	114,712
Host Hotels and Resorts LP,
Sr. Sec’d. Notes
6.75%	06/01/16	Ba1	125	102,188
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	234,547
NVR, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	82,283
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	104,661
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	85	75,193
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3	535	505,616

				1,842,289

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/17	A3	175	169,101
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
10.00%	04/01/10	B2	25	22,750

				191,851

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16	Ba3	400	358,000
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	158,577
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2	130	125,436
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	210	178,567
JC Penny Corp. Inc.
Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3	205	216,849
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa3	165	151,947
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15	B3	75	62,812
Gtd. Notes, PIK
9.00%	10/15/15	B2	75	62,812
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	Caa1	50	38,625
Sears Roebuck Acceptance,
Gtd. Notes
6.75%	08/15/11	Ba2	450	418,308
Target Corp.,
Sr. Unsec’d. Notes
5.875%	07/15/16	A2	775	762,043
Walgreen Co.,
Sr. Unsec’d. Notes
4.875%	08/01/13	A2	270	269,916

				2,803,892

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.875%	12/15/14	B2	325	224,250
Gtd. Notes, PIK
9.125%	12/15/14	B2	75	47,250
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	220	214,887

				486,387

Software/Services — 0.1%
Sungard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1	400	360,000

Telecommunications — 0.8%
Alltel Corp.,
Sr. Unsec’d. Notes
7.00%	07/01/12	Caa1	125	122,187
America Movil SAB de CV, (Mexico)
Gtd. Notes
5.625%	11/15/17	A3	375	351,317
Unsec’d. Notes
6.375%	03/01/35	A3	345	305,353
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A2	115	119,426
AT&T, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/16	A2	865	801,085
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1	310	289,315
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/11	Caa1	200	129,000
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	B3	125	116,250
FairPoint Communications, Inc.
Sr. Unsec’d. Notes, 144A
13.125%	04/01/18	B3	50	45,500
France Telecom SA,
Sr. Unsec’d. Notes (France)
7.75%	03/01/11	A3	371	389,361
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/19	Ba2	50	39,750
Level 3 Financing, Inc.,
Gtd. Notes
12.25%	03/15/13	Caa1	75	66,375
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14	Caa1	125	116,875
Nordic Telephone Co. Holdings ApS,
Sr. Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16	B2	400	364,000
Nortel Networks Ltd.,
Gtd. Notes (Canada)(a)
9.003% (c)	07/15/11	B3	175	116,812
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	50	43,250
Rogers Communications, Inc., (Canada)
Gtd. Notes
5.50%	03/15/14	Baa3	165	152,426
6.80%	08/15/18	Baa3	305	288,539
Sr. Sec’d. Notes
7.50%	03/15/15	Baa3	135	137,226
SBC Communications, Inc.,
Sr. Unsec’d. Notes
5.30%	11/15/10	A2	555	563,458
Sprint Capital Corp.,
Gtd. Notes
6.90%	05/01/19(a)	Baa3	545	422,375
7.625%	01/30/11	Baa3	375	341,250
8.375%	03/15/12	Baa3	275	247,500
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3	50	38,500
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	235	208,490
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
6.221%	07/03/17	Baa1	275	253,102
Verizon Communications, Inc.,
Bonds
6.90%	04/15/38	A3	250	221,605
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	180	160,002
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
10.75%	12/01/15	B2	25	24,500
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	115,313

				6,590,142

Tobacco — 0.1%
Reynolds American, Inc.,
Sr. Sec’d. Notes
7.25%	06/01/13	Baa3	410	421,317

Transportation — 0.2%
Burlington Northern Santa Fe Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/17	Baa1	535	512,536
6.15%	05/01/37	Baa1	333	303,913
Canadian National Railway Co., (Canada) Debs.
6.375%	11/15/37	A3	80	76,603
Sr. Unsec’d. Notes
6.25%	08/01/34	A3	130	121,220
Hertz Corp. (The),
Gtd. Notes
8.875%	01/01/14	B1	150	129,375
10.50%	01/01/16	B2	300	250,500
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	120	115,668
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	200	186,257

				1,696,072

Utilities — 0.9%
Abu Dhabi National Energy Co.,
Sr. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	Aa2	425	412,169
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	23,250
8.875%	02/15/11	B1	75	73,875
9.375%	09/15/10	B1	50	50,000
Alabama Power Co.,
Sr. Unsec’d. Notes
3.001% (c)	08/25/09	A2	85	84,750
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	105	90,810

Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	415,696
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3	125	120,743
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	136,820
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	409,277
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1	400	388,824
Copano Energy LLC,
Gtd. Notes
8.125%	03/01/16	B1	75	69,000
Energy Future Holdings Corp.,
Gtd. Notes, 144A(a)
10.875%	11/01/17	B3	1,150	1,037,875
Gtd. Notes, 144A, PIK
11.25%	11/01/17	B3	200	169,000
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	260	244,392
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B3	300	258,000
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	Baa3	95	87,209
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.65%	06/01/17	Baa2	500	452,883
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.30%	05/01/11	B3	25	24,063
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	156,328
Northern States Power,
First Mortgage
5.25%	03/01/18	A2	200	186,256
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	B1	300	268,500
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	485	459,154
Southern California Edison Co.,
First Refinance Mortgage
4.65%	04/01/15	A2	135	127,921
5.95%	02/01/38	A2	1,000	910,320
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	A3	75	75,272
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	235	194,319
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A
10.25%	11/01/15	B3	200	180,500
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	Baa1	225	203,712
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	195	180,946
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	110	94,394

				7,586,258

Water — 0.1%
Veolia Environment,
Unsec’d. Notes (France)
6.00%	06/01/18	A3	335	321,232

TOTAL CORPORATE OBLIGATIONS (cost $98,181,125)				87,514,009

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/18		3,145	2,962,670
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.00%	07/15/14		2,550	2,967,723
U.S. Treasury Notes
4.25%	11/15/14		3,750	3,991,114
4.75%	02/28/09(a)		1,125	1,140,118
4.75%	08/15/17(a)		14,290	15,318,208

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,393,403)				26,379,833

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%(c)	04/15/37	Baa2	250	223,887
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	326,153
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	755	735,268
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.103%(c)	02/25/34	AAA(d)	153	140,468
Series 2004-D, Class 2A2
4.194%(c)	05/25/34	AAA(d)	69	62,766
Series 2004-H, Class 2A2
4.75%(c)	09/25/34	Aaa	87	78,624
Series 2004-I, Class 3A2
4.852%(c)	10/25/34	Aaa	100	92,506
Series 2005-J, Class 2A1
5.092%(c)	11/25/35	Aaa	384	338,029
Series 2005-J, Class 3A1
5.235%(c)	11/25/35	Aaa	169	149,434
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	300	266,768
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	371,966
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	184	181,581
Series 2006-PW12, Class A4

5.902%(c)	09/11/38	Aaa	300	272,441
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA(d)	1,250	1,148,207
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	459,220
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	1,151	1,088,633
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	1,250	1,146,756
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	875	795,380
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A5
4.688% (c)	08/25/34	AAA(d)	485	437,231
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,700	1,462,703
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	925	833,379
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832%	04/15/37	Aaa	775	710,469
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	42	9,830
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	73	73,464
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	25	1,634
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	14	14,154
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	238	241,272
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	271	19,159
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	815,016
Series 3195, Class PN
6.50%	08/15/30	Aaa	429	440,035
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	391,572
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	208	205,017
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	375	378,481
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	755,967
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160	150,088
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	94	93,720
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	397	396,880
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	302,661
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	900	795,771
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	885	873,147
JPMorgan Mortgage Trust,
Series 2005-A7, Class 3A1
5.35% (c)	10/25/35	Aaa	884	767,050
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa	850	840,591
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	291,877
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50	Aaa	492	475,528
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.077% (c)	06/11/49	AAA(d)	600	519,295
PNC Mortgage Acceptance Corp.,
Series 1999-CM1, Class A1B
7.33% (c)	12/10/32	AAA(d)	1,119	1,129,448
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.814%(c)	01/25/34	AAA(d)	242	226,640
Series 2005-AR2, Class 2A2
4.549%(c)	03/25/35	Aaa	88	76,312
Series 2006-AR12, Class 1A1
6.03%(c)	09/25/36	Aaa	518	448,225
Series 2006-AR16, Class A1
5.665%(c)	10/25/36	Aaa	390	329,474

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $24,038,537)				22,384,177

ASSET-BACKED SECURITIES — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	A2	840	724,781
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	A2	15	13,555
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	800	801,165
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	115	111,884
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	3,827,080
Series 2007-C3, Class C3
2.778%(c)	04/15/13	Baa2	445	396,464
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	352,572
Chase Funding Mortgage Loan Asset- Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	25	18,799
Chase Issuance Trust,
Series 2006-C2, Class C
2.788% (c)	04/15/13	Baa2	500	433,859
Citibank Credit Card Issuance Trust,

Series 2006-A2, Class A2
4.85%	02/10/11	Aaa	875	875,863
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,109,874
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	234,043
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	684	695,036
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	198,156
Series 2007-3, Class C
2.788%(c)	06/15/13	Baa2	555	485,293
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	341	338,530
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%	03/15/11	Aaa	575	574,508
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	301	291,125
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	93	86,183
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,086,685
Series 2006-C3, Class C3
2.778%(c)	10/15/13	Baa2	240	204,550
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	487,483
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	362,886
SLM Student Loan Trust,
Series 2008-4, Class A2
3.85%(c)	07/25/16	Aaa	525	524,498
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	596,013
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa	855	851,960
Series 2007-2, Class A3
4.90%	02/15/12	Aaa	1,050	1,042,423
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54%	04/20/11	Aaa	400	401,657

TOTAL ASSET-BACKED SECURITIES (cost $17,784,048)				17,126,925

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank
5.125%	08/14/13		740	770,404
5.60%	06/28/11		300	314,695
Federal Home Loan Mortgage Corp.
4.125%	10/18/10		665	678,075
5.00%	07/15/14		1,000	1,040,151
5.125%	02/27/09-07/15/12		460	468,608
6.625%	09/15/09		1,000	1,032,391
Federal National Mortgage Assoc.
4.375%	09/15/12		450	459,106
4.875%	12/15/16		270	274,187
6.00%	05/15/11		390	416,344

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,323,144)				5,453,961

MUNICIPAL BONDS — 0.6%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
5.00%	01/01/38	Aa1	430	404,217

District of Columbia
District of Columbia, General Obligation Bonds
4.75%	06/01/31	Aaa	50	41,712

Florida — 0.1%
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	A2	425	432,391

Georgia — 0.1%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/17	A2	290	306,533
De Kalb County, Revenue Bonds
5.00%	10/01/35	Aaa	380	355,463
Georgia State, General Obligation Bonds
5.00%	07/01/19	Aaa	320	333,085

				995,081

Illinois
Chicago Illinois Transit Authority, Revenue Bonds
6.899%	12/01/40	Aa3	300	316,230

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	123,518

Maryland — 0.1%
Baltimore County Maryland, General Obligation Bonds
5.00%	02/01/38	Aaa	280	268,755
Maryland State, General Obligation Bonds
5.00%	08/01/19	Aaa	460	480,323

				749,078

New York — 0.1%
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	110	110,596
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	Aa3	210	227,361
Triborough Bridge & Tunnel Authority, Revenue Bonds
5.00%	11/15/38	Aa2	420	391,574

				729,531

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa2	60	61,463

Texas
Austin Independent School District, General Obligation Unlimited
5.00%	08/01/33	Aa1	425	393,359

Utah — 0.1%
Utah Transit Authority, Revevue Bonds
4.75%	06/15/32	Aaa	240	217,183
5.25%	06/15/38	Aa3	320	310,151

				527,334

West Virgina
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3	275	235,757

TOTAL MUNICIPAL BONDS (cost $5,263,842)				5,009,671

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Italy,
Sr. Unsec`d. Notes (Italy)
5.25%	09/20/16	A+(d)	335	353,375
Republic of South Africa,
Sr. Unsec`d. Notes (South Africa)
6.50%	06/02/14	Baa1	430	421,400
United Mexican States,
Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1	205	210,740

TOTAL FOREIGN GOVERNMENT BONDS (cost $986,183)				985,515

TOTAL LONG-TERM INVESTMENTS (cost $932,733,296)				823,831,581

			Shares

SHORT-TERM INVESTMENT — 14.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $117,470,832; includes $115,238,996 of cash collateral for securities on loan)(b)(w)			117,470,832	117,470,832

TOTAL INVESTMENTS(o) — 113.0% (cost $1,050,204,128)				941,302,413

Liabilities in excess of other assets — (13.0)%				(107,950,756)

NET ASSETS — 100.0%				$833,351,657

The following abbreviations are used in Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-kind

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $88,339,918; cash collateral of $115,238,996 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of September 30, 2008, 165 securities representing $99,878,241 and 12.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable inputs (Level 2, as defined below).

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$572,085,009	—
Level 2 - Other Significant Observable Inputs	369,217,404	—
Level 3 - Significant Unobservable Inputs**	—	—

Total	$941,302,413	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
** At 12/31/07 and 9/30/08, the Portfolio had 1 Level 3 security with a market value of $0.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#	Value
LONG-TERM INVESTMENTS — 96.4%

FOREIGN BONDS — 53.2%

Australia — 0.9%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, MTN
4.375%	05/24/12	Aa1	EUR	335	$441,710
Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	203,989
International Finance Corp., Sr. Unsub. Notes, MTN
7.50%	02/28/13	Aaa	AUD	845	701,645
National Australia Bank Ltd., Sub. Notes
4.50%(c)	06/23/16	Aa2	EUR	300	384,624
Queensland Treasury Corp., Gv’t. Gtd.
6.00%	09/14/17	Aaa	AUD	1,000	789,137
Rio Tinto Finance USA Ltd., Gtd. Notes
5.875%	07/15/13	A3		$205	200,963
Westpac Banking Corp., Unsub. Notes, MTN
4.875%	09/28/12	Aa1	EUR	350	471,260

					3,193,328

Austria — 0.4%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	775	1,285,684

Belgium — 0.9%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	1,765	2,509,484
Delhaize Group, Sr. Unsec’d. Notes
5.625%	06/27/14	Baa3	EUR	200	256,895
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A- (d)	EUR	200	272,507
Fortis Bank SA/NV, Jr. Sub. Notes, MTN
5.757%	10/04/17	A2	EUR	210	206,311

					3,245,197

Bermuda — 0.1%
Digicel Group Ltd., Sr. Unsec’d. Notes
8.875%	01/15/15	Caa2		440	369,600

Brazil — 4.2%
Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec’d. Notes
6.369%	06/16/18	Baa3		390	343,200
Brazilian Government Bond, Sr. Unsec’d. Notes
6.00%	01/17/17	Ba1		1,300	1,254,500
Nota do Tesouro Nacional, Series F, Notes
10.00%	01/01/14	NR	BRL	5,148	2,358,633
10.00%	01/01/17	NR	BRL	24,105	10,487,391
Usiminas Commercial Ltd., Gtd. Notes
7.25%	01/18/18	Baa3		385	361,900

					14,805,624

Canada — 2.9%
Barrick Gold Financeco LLC, Gtd. Notes
6.125%	09/15/13	Baa1		185	181,808
Canada Housing Trust, Sec’d. Notes
4.80%	06/15/12	Aaa	CAD	1,950	1,899,887
Canadian Government, Bonds
5.75%	06/01/33	Aaa	CAD	1,325	1,520,516
Canadian National Railways Co., Sr. Unsec’d. Notes
6.25%	08/01/34	A3		115	107,234
Canadian Natural Resources Ltd., Unsec’d. Notes
6.25%	03/15/38	Baa2		225	173,527
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2		230	183,977
Unsub. Notes
5.90%	12/01/17	Baa2		535	477,476
Inter-American Development Bank, Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	1,180	1,012,233
Petro-Canada, Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	59,417
Placer Dome, Inc., Unsub. Notes
6.45%	10/15/35	Baa1		245	210,426
Province of Ontario, Canada, Debs.
5.00%	03/08/14	Aa1	CAD	3,325	3,259,109
Rogers Communications, Inc., Gtd. Notes
5.50%	03/15/14	Baa3		300	277,137
6.80%	08/15/18	Baa3		165	156,095
Thomson Reuters Corp., Gtd. Notes
6.50%	07/15/18	Baa1		150	143,455
Toronto-Dominion Bank, Unsub. Notes
4.875%	01/23/13	Aaa	EUR	250	326,360
Xstrata Finance Canada Ltd.,
Gtd. Notes
5.25%	06/13/17	Baa2	EUR	200	225,725
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	92,619

					10,307,001

Cayman Islands — 0.8%
Allstate Life Funding LLC, Sr. Sec’d. Notes
6.375%	01/17/11	Aa2	GBP	250	446,505
BES Finance Ltd., Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	197,015
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%	07/08/13	A3	EUR	132	173,100
Mizuho Capital Investment Ltd.,
Sub. Notes
5.02%(c)	06/29/49	A2	EUR	100	115,421
Sub. Notes, 144A(g)
6.686%(c)	03/29/49	A2		96	80,826
Monumental Global Funding Ltd., Sr. Sec’d. Notes
5.375%	03/13/09	Aa3	EUR	150	211,003
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	415,431
Sr. Sec’d. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	208,657
Petrobras International Finance Co., Gtd. Notes
5.875%	03/01/18	Baa1		650	590,773
Principal Financial Global Funding LLC, Sr. Sec’d. Notes, MTN
4.50%	01/22/09	AA(d)	EUR	150	210,476

					2,649,207

Denmark — 0.5%
Danske Bank A/S, Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	300	387,726
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,485,781

					1,873,507

Finland — 0.1%
Nordea Bank Finland, Sub. Notes, MTN
5.75%(c)	03/26/14	Aa2	EUR	200	280,726

France — 3.0%
Aventis SA, Sr. Unsec’d. Notes, MTN
4.25%	09/15/10	A1	EUR	200	277,153
Belgelec Finance SA, Gtd. Notes, MTN
5.125%	06/24/15	Aa3	EUR	160	221,534
BNP Paribas, Sub. Notes, MTN
5.431%	09/07/17	Aa2	EUR	140	182,755
Casino Guichard-Perrachon SA, Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	125,449
Credit Agricole SA,
Sub. Notes
5.00%(c)	06/29/49	Aa2	GBP	350	428,353
Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	300	410,483
France Government Bond
5.75%	10/25/32	Aaa	EUR	2,025	3,237,468
France Telecom SA,
Sr. Unsec’d. Notes
7.75%	03/01/11	A3		122	128,038
Sr. Unsec’d. Notes, MTN
7.25%	01/28/13	A3	EUR	380	566,919
French Government,
Bonds
4.00%	10/25/14	Aaa	EUR	1,934	2,702,939
5.50%	04/25/29	Aaa	EUR	385	592,624
Lafarge SA, Sr. Unsec’d. Notes
6.15%	07/15/11	Baa2		110	107,994
Schneider Electric SA, Sr. Unsub. Notes
4.50%	01/17/14	BBB+(d)	EUR	100	129,123
Societe Generale, Sr. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	413,965
Veolia Environment,
Sr. Unsub. Notes
4.875%	05/28/13	A3	EUR	200	272,733
Unsec’d. Notes
6.00%	06/01/18	A3		240	230,136
Vivendi, Notes, 144A(g)
5.75%	04/04/13	Baa2		405	395,981

					10,423,647

Germany — 5.1%
Bundesobligation,
Bonds
3.50%	10/14/11	Aaa	EUR	67	93,936
3.50%	04/12/13	Aaa	EUR	450	625,780
Bundesrepublik Deutschland,
Bonds
3.75%	01/04/17	Aaa	EUR	250	346,029
4.25%	07/04/17	Aaa	EUR	600	860,296
4.75%	07/04/34	Aaa	EUR	605	863,343
5.50%	01/04/31	Aaa	EUR	116	181,310
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	139,678
Deutsche Genossenschafts-Hypothekenbank AG, Jumbo Pfandbrief, MTN
4.00%	10/31/16	AAA(d)	EUR	3,200	4,282,368
Hypothekenbank In Essen AG, Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	4,900	6,631,124
Kreditanstalt Fuer Wiederaufbau, Foreign Gov’t. Gtd. Bonds
4.70%	06/02/37	Aaa	CAD	1,075	944,141
5.50%	12/07/15	Aaa	GBP	1,300	2,385,371
Merck KGaA, Unsec’d. Notes
4.75%	11/26/10	Baa1	EUR	170	235,774
Muenchener Rueckversicherungs AG, Sub. Notes
5.767%(c)	06/29/49	A3	EUR	250	244,675

					17,833,825

Hungary — 1.5%
Hungary Government, Bonds
5.50%	02/12/14	A2	HUF	688,590	3,441,218
6.75%	02/24/17	A2	HUF	356,930	1,874,667

					5,315,885

Indonesia — 0.4%
Indonesian Government, Bonds
9.00%	09/15/18	Ba3	IDR	7,979,000	650,609
10.00%	07/15/17	Ba3	IDR	7,665,000	680,872

					1,331,481

Ireland — 0.5%
Bank of Ireland, Foreign Gov’t. Gtd. Bonds, MTN
6.45%	02/10/10	Aa3	EUR	190	268,780
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aaa	EUR	300	343,788
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	400	605,201
Irish Life & Permanent PLC, Foreign Gov’t. Gtd. Bonds, MTN
6.25%	02/15/11	A1	EUR	200	281,026
VIP Finance Ireland Ltd. For OJSC Vimpel Communications, Sec’d. Notes
8.375%	04/30/13	Ba2		460	367,313

					1,866,108

Italy — 2.7%
Banca Monte dei Paschi di Siena SpA,
Sub. Notes, MTN
4.875%	05/31/16	A1	EUR	250	293,610
Buonu Poliennali Del Tesoro, Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	810	1,185,585
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	120	169,163
Intesa Sanpaolo SpA,
Sub. Notes
5.85%(c)	05/08/14	Aa3	EUR	200	280,857
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	400	519,539
Italy Buoni Poliennali del Tesoro,
Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,403,480
6.00%	05/01/31	Aa2	EUR	1,025	1,589,614
7.25%	11/01/26	Aa2	EUR	915	1,605,813
Lottomatica SpA, Sr. Unsec’d. Notes
4.80%	12/22/08	Baa3	EUR	150	208,002
Republic of Italy, Sr. Unsec’d. Notes
5.25%	09/20/16	NR		500	527,425
UniCredito Italiano SpA, Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	350	453,256
6.10%	02/28/12	A1	EUR	93	128,490

					9,364,834

Japan — 10.3%
Japanese Government,
Bonds
1.10%	09/10/16	Aa3	JPY	755,321	6,761,706
1.10%	12/10/16	Aa3	JPY	838,114	7,498,144
1.30%	12/20/13	Aa3	JPY	106,200	1,010,793

1.90%	03/20/25	Aa3	JPY	674,850	6,260,994
2.00%	12/20/33	Aa3	JPY	334,950	2,974,345
2.30%	06/20/28	Aa3	JPY	25,150	243,771
Series 64, Bonds
1.50%	06/20/12	NR	JPY	1,153,050	11,052,606
Shinsei Bank Ltd., Sub. Notes
3.75%(c)	02/23/16	A3	EUR	225	252,493
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	280	264,615

					36,319,467

Luxembourg — 1.2%
ArcelorMittal, Sr. Unsec’d. Notes, 144A(g)
5.375%	06/01/13	Baa2		240	226,728
European Investment Bank, Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	1,900	2,719,215
Evraz Group SA, Notes
8.875%	04/24/13	Ba3		435	365,400
Fiat Finance & Trade Ltd., Gtd. Notes
6.625%	02/15/13	Baa3	EUR	150	192,164
Gaz Capital,
Gtd. Notes, MTN
5.364%	10/31/14	A3	EUR	130	138,344
Notes, MTN
4.56%	12/09/12	A3	EUR	310	355,854
Orascom Telecom Finance SCA, Gtd. Notes
7.875%	02/08/14	B2		430	376,250

					4,373,955

Malaysia — 0.3%
Malaysian Government,
Bonds
3.70%	05/15/13	A3	MYR	2,000	571,793
3.718%	06/15/12	A3	MYR	1,195	343,201

					914,994

Mexico — 4.3%
America Movil SAB de CV, Unsec’d. Notes
6.375%	03/01/35	A3		300	265,525
Mexican Bonos,
Bonds
7.75%	12/14/17	Baa1	MXN	50,330	4,404,594
8.00%	12/17/15	Baa1	MXN	102,240	9,140,040
9.00%	12/20/12	Baa1	MXN	12,320	1,152,931

					14,963,090

Netherlands — 3.4%
Bank Nederlandse Gemeenten, Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	5,857,837
Cemex Finance Europe BV, Gtd. Notes
4.75%	03/05/14	BBB(d)	EUR	150	162,085
CenterCredit International BV, Bank Gtd. Notes
8.625%	01/30/14	Ba1		485	339,500
Credit Suisse Group Financial Guernsey Ltd., Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	259,352
Deutsche Telekom International Finance BV, Gtd. Notes
4.50%	10/25/13	Baa1		250	328,788
E.ON International Finance BV, Gtd. Notes, MTN
5.50%	10/02/17	A2	EUR	250	346,858
GTB Finance BV, Bank Gtd. Notes
8.50%	01/29/12	BB-(d)		550	496,375
HeidelbergCement Finance BV, Gtd. Notes, MTN
6.375%	01/25/12	Baa3	EUR	250	340,211
HSBK Europe BV, Gtd. Notes
7.75%	05/13/13	Baa3		475	326,553
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	Aa2	EUR	140	197,036
Koninklijke KPN NV, Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	220	284,362
4.75%	01/17/17	Baa2	EUR	200	244,056
5.75%	03/18/16	Baa2	GBP	300	495,020
Linde Finance BV,
Gtd. Notes, MTN
4.75%	04/24/17	Baa1	EUR	310	394,138
Sr. Unsec’d. Notes
6.50%	01/29/16	Baa1	GBP	170	292,610
Netherlands Government, Bonds
4.50%	07/15/17	Aaa	EUR	405	578,624
Rabobank Nederland, Unsub. Notes, MTN
3.125%	07/19/10	Aaa	EUR	200	273,720
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		150	133,078
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	220	304,478
7.50%	04/20/11	Baa2	EUR	205	295,998

					11,950,679

Norway — 0.1%
DnB Nor Bank ASA, Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa1	EUR	150	207,874

Poland — 0.4%
Polish Government,
Bonds
5.25%	10/25/17	A2	PLZ	885	352,161
6.25%	10/24/15	A2	PLZ	2,410	1,017,454

					1,369,615

South Africa — 0.2%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	5,840	871,805

Spain — 1.3%
Obrascon Huarte Lain SA, Unsub. Notes
5.00%	05/18/12	Baa3	EUR	200	234,868
Santander Issuances SA Unipersonal, Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	350	427,129
Spanish Government,
Bonds
5.75%	07/30/32	Aaa	EUR	670	1,039,225
6.00%	01/31/29	Aaa	EUR	1,440	2,288,942
Telefonica Emisiones SAU,
Gtd. Notes, MTN
4.674%	02/07/14	Baa1	EUR	150	199,156
6.221%	07/03/17	Baa1		245	225,491

					4,414,811

Sweden — 0.8%
Svensk Export Kredit AB, Sr. Unsec’d. Notes, MTN
5.125%	03/01/17	Aa1		400	414,353
Svenska Handelsbanken AB, Sub. Notes
6.125%(c)	03/29/49	Aa2	GBP	250	430,104
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	564,429
5.25%	03/15/11	Aaa	SEK	6,050	902,720
Telefonaktiebolaget LM Ericsson, Notes, MTN
5.375%	06/27/17	Baa1	EUR	220	268,096

Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	A2	EUR	100	141,211

					2,720,913

Switzerland — 0.2%
Credit Suisse London, Sr. Unsub. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	315,477
UBS AG, Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	469,058
UBS Capital Jersey Ltd., Bank Gtd. Notes
7.152%(c)	12/29/49	A1	EUR	50	46,704

					831,239

Turkey — 1.1%
Turkish Government,
Bonds
14.00%	01/19/11	Ba3	TRY	500	356,439
14.00%	09/26/12	NR	TRY	2,480	1,691,753
16.00%	03/07/12	NR	TRY	2,520	1,847,074

					3,895,266

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co., Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	344,282

United Kingdom — 5.5%
Barclays Bank PLC, Sub. Notes, MTN
5.75%	03/08/11	Aa2	EUR	295	413,093
BAT International Finance PLC, Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	120	152,055
British Sky Broadcasting Group PLC, Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa2		460	440,827
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1		270	251,984
5.25%	06/23/14	Baa1	EUR	260	329,809
8.00%	12/07/16	Baa1	GBP	250	472,483
BSKYB Finance UK PLC, Gtd. Notes
5.75%	10/20/17	Baa2	GBP	400	630,316
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	05/29/49	Aa3		210	158,984
European Investment Bank, Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	1,000	2,257,166
GlaxoSmithKline Capital PLC, Sr. Unsub. Notes, MTN
5.625%	12/13/17	A1	EUR	185	259,338
HBOS PLC,
Jr. Sub. Notes
6.05%(c)	11/29/49	Aa3	EUR	200	200,369
Jr. Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1		200	117,953
Sr. Sub. Notes, 144A(g)
6.00%	11/01/33	Aa3		180	118,331
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	Aa2	EUR	225	303,234
HSBC Capital Funding LP / Jersey Channel Islands,
Bank Gtd. Notes
8.03%(c)	12/29/49	A1	EUR	80	110,185
HSBC Holdings PLC, Sub. Notes
9.875%	04/08/18	Aa3	GBP	400	778,686
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	300	368,961
6.875%	06/13/12	Baa3	GBP	250	435,420
ITV PLC, Gtd. Notes, MTN
6.00%	10/03/11	Ba1	EUR	160	211,311
National Grid PLC, Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	65,445
OTE PLC, Gtd. Notes, MTN
4.625%	05/20/16	Baa2	EUR	300	367,646
Rentokil Initial PLC, Gtd. Notes, MTN
4.625%	03/27/14	BBB-(d)	EUR	100	113,006
Rolls-Royce PLC, Unsub. Notes, MTN
4.50%	03/16/11	A3	EUR	100	138,197
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Aa2	GBP	400	585,976
Sub. Notes, MTN
6.00%	05/10/13	Aa2	EUR	150	206,214
SABMiller PLC, Gtd. Notes, 144A(g)
6.20%	07/01/11	Baa1		300	307,593
Scottish Power UK PLC, Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	409,401
Severn Trent Utilities Finance PLC, Gtd. Notes, MTN
5.25%	03/11/16	A2	EUR	230	314,686
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	297,854
5.875%	09/26/17	A3	EUR	200	247,624
Tesco PLC, Sr. Unsec’d. Notes, MTN
5.50%	12/13/19	A3	GBP	400	667,148
Travelers Insurance Co. Institutional Funding Ltd., Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	250	435,807
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	3,365	5,644,727
4.50%	03/07/13	AAA(d)	GBP	750	1,347,441
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		195	173,336

					19,332,606

TOTAL FOREIGN BONDS (cost $194,747,419)					186,656,250

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES — 17.0%
Federal Home Loan Mortgage Corp.
4.452%(c)	07/01/35			65	65,200
4.50%	11/01/18-05/01/19			586	576,705
5.00%	12/01/08-10/01/35			499	495,408
5.057%(c)	03/01/36			319	317,056
5.068%(c)	11/01/35			241	242,649
5.136%(c)	01/01/36			747	750,574
5.273%(c)	09/01/32			9	8,933
5.369%(c)	02/01/37			318	319,917
5.372%(c)	01/01/36			115	116,544
5.454%(c)	02/01/37			921	927,610
5.908%(c)	02/01/37			633	646,785
5.951%(c)	01/01/37			178	181,787
5.977%(c)	12/01/36			353	360,432
5.99%(c)	11/01/36			332	339,070

6.00%	10/01/21-08/01/38			1,036	1,051,810
6.025%(c)	10/01/36			440	436,563
6.122%(c)	10/01/36			477	474,739
6.205%(c)	08/01/36			516	533,115
6.50%	03/01/32-10/01/34			1,726	1,771,719
7.00%	10/10/30-11/01/30			21	22,066
Federal National Mortgage Assoc.
4.50%	1/01/19-06/01/37			3,394	3,289,034
4.821%(c)	05/01/38			837	827,095
4.911%(c)	11/01/35			214	214,638
5.00%	03/01/18-03/01/36			5,912	5,825,089
5.311%(c)	12/01/35			219	221,361
5.33%(c)	12/01/35			265	268,693
5.413%(c)	09/01/37			213	214,622
5.50%	01/01/17-02/01/37			14,786	14,771,141
5.53%(c)	12/01/35			381	385,685
5.536%(c)	01/01/37			36	36,589
5.539%(c)	07/01/36			638	649,337
5.655%(c)	12/01/35			107	108,624
5.792%(c)	11/01/37			815	831,162
5.80%(c)	08/01/37			244	248,548
5.977%(c)	08/01/36			390	397,199
5.979%(c)	09/01/36			207	211,890
6.00%	08/01/22-09/01/38			9,769	9,919,965
6.037%(c)	12/01/36			251	257,430
6.50%	12/01/10-11/01/37			8,656	8,885,649
7.00%	12/01/29-01/01/31			55	57,584
Government National Mortgage Assoc.
4.50%	12/20/35			341	323,623
5.00%	07/15/33-02/20/34			1,089	1,065,650
5.50%	11/15/34-01/15/35			512	513,984
6.00%	12/20/37			50	50,720
6.50%	06/15/16-12/20/33			397	411,942
7.00%	03/15/13-12/15/13			60	62,203
7.50%	09/15/30-06/15/32			82	87,137

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $59,574,851)					59,775,276

CORPORATE OBLIGATIONS — 13.5%
Advertising — 0.1%
Lamar Media Corp.,
Sr. Unsec’d. Notes(a) 6.625%	08/15/15	Ba3		450	372,375
R.H. Donnelley Corp.,
Sr. Unsec’d. Notes 8.875%	01/15/16	B3		525	178,500

					550,875

Aerospace — 0.2%
Honeywell International, Inc.,
Sr. Unsec’d. Notes 5.30%	03/01/18	A2		280	263,550
Lockheed Martin Corp.,
Sr. Unsec’d. Notes 4.121%	03/14/13	Baa1		185	178,848
United Technologies Corp.,
Sr. Unsec’d. Notes 5.375%	12/15/17	A2		140	135,327
5.40%	05/01/35	A2		135	121,011

					698,736

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes, MTN 3.241% (c)	08/03/09	A3		365	363,364
Fiat Finance North America, Inc.,
Gtd. Notes, MTN 5.625%	06/12/17	Baa3	EUR	200	219,616

					582,980

Biotechnology
Genentech, Inc.,
Sr. Notes 4.75%	07/15/15	A1		120	111,462

Broadcasting — 0.1%
COX Communications, Inc.,
Notes, 144A(g) 6.25%	06/01/18	Baa3		240	223,034
Unsec’d. Notes 7.125%	10/01/12	Baa3		110	112,075

					335,109

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes 6.00%	09/30/16	Baa1		190	163,738
Owens Corning, Inc.,
Gtd. Notes 6.50%	12/01/16	Ba1		75	66,369

					230,107

Business Services — 0.1%
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN 4.75%	06/14/13	Baa2	EUR	150	194,666

Chemicals — 0.2%
Bayer AG,
Sr. Unsec’d. Notes, MTN (Germany) 5.625%	05/23/18	A3	GBP	400	662,368

DuPont (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes 5.60%	12/15/36	A2		285	241,366

					903,734

Computer Services & Software — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes 5.25%	02/22/11	A1		295	301,146

Construction — 0.1%
Pulte Homes, Inc.,
Gtd. Notes 5.20%	02/15/15	Ba2		305	244,000

Consumer Products & Services — 0.3%
ARAMARK Corp.,
Gtd. Notes 6.301% (c)	02/01/15	B3		400	350,000
Fortune Brands, Inc.,
Sr. Unsec’d. Notes 5.125%	01/15/11	Baa2		205	205,973
Procter & Gamble Co.,
Sr. Unsec’d. Notes 4.95%	08/15/14	Aa3		400	404,218

					960,191

Containers & Packaging
Stone Container Finance,
Gtd. Notes 7.375%	07/15/14	B3		225	173,250

Distribution/Wholesale — 0.1%
3M Co.,
Sr. Unsec’d. Notes, MTN 5.70%	03/15/37	Aa1		220	220,609

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes 6.10%	07/01/17	A3		210	212,385

Electric — Integrated — 0.1%
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes 4.50%	12/15/10	Baa1		200	198,608

Electronic Components & Equipment — 0.1%
Avnet, Inc.,
Sr. Unsec’d. Notes 5.875%	03/15/14	Baa3		265	257,994

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes 6.10%	03/15/18	Baa3		405	378,233

Farming & Agriculture — 0.1%
Bunge NA Finance LP,
Gtd. Notes 5.90%	04/01/17	Baa2		315	271,980

Financial — Bank & Trust — 1.6%
Bank of America Corp.,
Sr. Unsec’d. Notes 5.65%	05/01/18	Aa2		1,360	1,145,517
Sub. Notes, MTN 4.00%(c)	03/28/18	Aa3	EUR	500	589,830
5.25%	11/09/16	Aa3	GBP	300	460,560
BB&T Capital Trust II,
Bank Gtd. Notes 6.75%	06/07/36	A1		150	107,800
Capital One Capital IV,
Gtd. Notes 6.745% (c)	02/17/37	Baa1		350	169,232
FIA Card Services NA,
Sub. Notes 7.125%	11/15/12	Aa1		80	78,459
Fifth Third Bancorp,
Sr. Unsec’d. Notes 6.25%	05/01/13	A1		270	229,471
Sub. Notes 8.25%	03/01/38	A2		190	144,118
Hartford Financial Service Group, Inc. (The),
Sr. Unsec’d. Notes 5.375%	03/15/17	A2		120	103,012
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN 5.45%	03/24/11	Baa1		575	431,320
6.625%	11/15/13	Baa1		240	147,125
Kinder Morgan Finance Co. ULC,
Gtd. Notes(a) 5.70%	01/05/16	Ba1		300	258,000
MPS Capital Trust I,
Bank Gtd. Notes 7.99% (c)	12/29/49	A2	EUR	105	143,185
Nationwide Building Society,
Sr. Sub. Notes, MTN (United Kingdom) 3.375% (c)	08/17/15	Aa3	EUR	215	265,249
Northern Trust Co. (The),
Sub. Notes 4.60%	02/01/13	A1		155	149,891
Northern Trust Corp.,
Sr. Unsec’d. Notes 5.30%	08/29/11	A1		171	173,896
5.50%	08/15/13	A1		65	65,047
PNC Funding Corp.,
Bank Gtd. Notes 5.625%	02/01/17	A2		195	172,743
Sovereign Capital Trust VI,
Bank Gtd. Notes 7.908%	06/13/36	Baa3		200	146,392
Wells Fargo & Co.,
Sr. Unsec’d. Notes 4.875%	01/12/11	Aa1		270	269,152
Wells Fargo Bank NA,
Sub. Notes 4.75%	02/09/15	Aa1		300	269,836

					5,519,835

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,
Notes
5.875%	06/08/14	Baa1		126	105,797
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	154,963
Merrill Lynch & Co., Inc.,
Sub. Notes
7.75%	05/14/38	A3		280	235,334

					496,094

Financial Services — 3.6%
American Express Credit Corp.,
Sr. Unsec’d. Notes

3.625%	10/13/09	Aa3	EUR	210	262,419
7.30%	08/20/13	Aa3		95	91,630
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	Aa3		215	198,155
American General Finance Corp.,
Sr. Unsec’d. Notes
4.125%	11/29/13	Baa1	EUR	250	176,306
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2		280	262,146
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
5.85%	09/01/17	A2		175	164,877
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/03/08	Baa1		135	131,451
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	05/21/10	Aa3	EUR	220	287,226
5.50%	08/27/12	Aa3		230	206,549
5.50%	04/11/13	Aa3		340	296,773
6.125%	05/15/18	Aa3		555	459,542
6.40%	03/27/13	Aa3	EUR	180	231,703
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	270	286,805
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.125%	09/15/09	Aa2		400	367,880
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11	Aa1		85	83,779
Erac USA Finance Co.,
Bonds, 144A(g)
5.60%	05/01/15	Baa2		405	334,106
First Data Corp.,
Gtd. Notes, 144A(g)
9.875%	09/24/15	B3		500	392,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aaa		410	302,272
Sub. Notes
4.625%(c)	09/15/66	Aa1	EUR	250	207,009
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A1		205	134,700
Sr. Unsec’d. Notes
3.75%	02/04/13	Aa3	EUR	200	218,525
4.50%	01/30/17	Aa3	EUR	400	393,540
6.15%	04/01/18	Aa3		315	261,927
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.125%	10/09/08	NR	EUR	180	240,607
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	Baa1		210	152,716
IntesaBci Capital Trust,
Bank Gtd. Notes
6.988% (c)	07/29/49	A (d)	EUR	150	200,755
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.50%	04/13/17	A2		155	143,706
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.375%	01/30/14	Aa2	EUR	250	311,860
4.75%	05/01/13	Aa2		410	381,562
6.00%(a)	01/15/18	Aa2		520	474,173
6.40%	05/15/38	Aa2		270	233,429
Sub. Notes
4.375%(c)	11/12/19	Aa3	EUR	400	440,761
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3		195	141,286
Lehman Brothers Holdings, Inc.,
Sub. Notes(i)
4.625% (c)	03/14/19	Caa2	EUR	450	792
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102% (c)	07/15/33	Baa3		115	52,565
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	Aa2	GBP	500	895,358
Merrill Lynch & Co., Inc.,
Notes, MTN(a)
6.875%	04/25/18	A2		675	597,206
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	234,213
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	11/17/15	A1	EUR	500	391,133
5.125%	11/30/15	A1	GBP	150	165,623
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15	A1		500	340,113
6.625%(a)	04/01/18	A1		480	317,660
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes
6.346%(c)	07/29/49	A2		120	90,817
New York Life Global Funding,
Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	173,391
SLM Corp.,
Sr. Unsec’d. Notes
2.94%(c)	07/27/09	Baa2		60	52,813
6.73%(c)	04/01/09	Baa2		155	142,394
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Baa2		65	42,250
8.45%	06/15/18	Baa2		220	149,600
U.S. Bancorp,
Sr. Unsec’d. Notes
4.50%	07/29/10	Aa2		380	387,573

					12,506,176

Food — 0.2%
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1		100	99,229
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3		405	390,726
SYSCO Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1		140	137,219

					627,174

Healthcare Services — 0.1%
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2		185	202,092
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		200	198,840

					400,932

Home Builders — 0.2%
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Ba3		330	214,500
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3		350	315,737
NVR, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3		130	125,845

					656,082

Hotels & Motels — 0.1%
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Caa2		290	217,500

Insurance — 0.6%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		235	215,004
Fund American Cos., Inc.,
Gtd. Notes
5.875%	05/15/13	Baa2		200	148,325
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/66	A3		114	49,924
Sr. Unsec’d. Notes
5.75%	06/15/14	A2		329	290,961
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	250	270,788
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A(g)
6.60%	04/15/34	A2		115	92,860
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	140,408
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2		175	137,872
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	NR		95	78,458
Sun Life Financial Global Funding LP,
Notes, 144A(g)
4.458% (c)	10/06/13	Aa3		285	261,717
Torchmark Corp.,
Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		185	189,072
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa3		150	130,419

					2,005,808

Media — 0.4%
Comcast Corp., Gtd. Notes(a)
5.70%	05/15/18	Baa2		155	135,291
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1		395	322,054
6.40%	12/15/35	Baa1		300	252,009
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3		198	191,070
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2		365	347,194
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	182,402
Viacom, Inc.,
Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3		95	86,182

					1,516,202

Medical Supplies & Equipment — 0.2%
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	Aa3		200	182,851
Johnson & Johnson,
Unsec’d. Notes
4.75%	11/06/19	Aaa	EUR	50	67,757
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	A1		420	410,316

					660,924

Metals & Mining — 0.1%
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		70	64,672
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		400	394,000

					458,672

Office Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	81,042
6.35%	05/15/18	Baa2		550	502,756

					583,798

Oil & Gas — 1.1%
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	54,633
Chesapeake Energy Corp., Gtd. Notes(a)
6.50%	08/15/17	Ba3		450	393,750
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa1		130	132,011
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1		170	158,412
5.15%	09/01/14	Baa1		115	110,935
Enterprise Products Operating LP, Gtd. Notes
6.30%	09/15/17	Baa3		115	107,248

EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	141,043
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2		130	127,070
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%(a)	03/15/18	Baa1		345	306,373
6.00%	10/01/17	Baa1		235	211,101
6.60%	10/01/37	Baa1		85	71,654
Nabors Industries, Inc., Gtd. Notes, 144A(g)
6.15%	02/15/18	Baa1		130	123,944
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1		470	444,761
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17	A2		200	192,406
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	53,100
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2		190	180,031
Transocean, Inc.,
Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2		125	121,447
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17	Baa2		385	360,364
Williams Cos., Inc.,
Sr. Unsec’d. Notes
8.125%	03/15/12	Baa3		450	454,644
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		195	182,207

					3,927,134

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3		450	401,625

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.323% (c)	10/02/09	Baa2		205	201,550
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		240	223,081

					424,631

Pipelines
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2		115	109,651
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	53,089

					162,740

Real Estate — 0.1%
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13	Baa1		155	149,944
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa1		170	165,428
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	132,731
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2		85	75,193

					523,296

Real Estate Investment Trust — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		185	179,937
Federal Realty Investment Trust,
Notes
6.00%	07/15/12	Baa1		110	105,153
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	110,515
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	159,084
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3		285	269,347

					824,036

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/17	A3		105	101,460

Retail & Merchandising — 0.3%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2		80	81,846
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12	Ba1		75	75,375
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2		115	110,963
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	178,567
JC Penny Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3		180	190,404
Kroger Co. (The),
Gtd. Notes
8.05%	02/01/10	Baa2		120	123,242
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa3		140	128,924
Polo Ralph Lauren Corp.,
Sr. Unsec’d. Notes
4.50%	10/04/13	Baa1	EUR	70	90,580

					979,901

Semiconductors
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	105	102,560

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A- (d)	155	156,317

Telecommunications — 0.6%
America Movil SAB de CV,
Gtd. Notes
5.625%	11/15/17	A3	315	295,106
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A2	105	109,041
AT&T, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/16	A2	590	546,405
Rogers Wireless, Inc.,
Sr. Sec’d. Notes
6.375%	03/01/14	Baa3	450	430,372
Sprint Capital Corp.,
Gtd. Notes(a)
6.90%	05/01/19	Baa3	420	325,500
Verizon Communications, Inc.,
Bonds
6.90%	04/15/38	A3	220	195,012
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	220	207,831

				2,109,267

Tobacco — 0.1%
Reynolds American, Inc.,
Sr. Sec’d. Notes
7.25%	06/01/13	Baa3	250	256,901

Transportation — 0.1%
Canadian National Railway Co.,
Debs.
6.375%	11/15/37	A3	70	67,027
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	110	106,029
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	175	162,975

				336,031

Utilities — 1.3%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.001% (c)	08/25/09	A2	125	124,632
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	170	147,025
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	290	262,070
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3	190	183,530
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	190	192,561
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A1	140	132,369
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1	170	165,250
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	290	237,359
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	135	126,896
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	Baa3	80	73,439
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	95	87,360
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3	155	134,850
Northern States Power,
First Mortgage
5.25%	03/01/18	A2	185	172,287
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	175	162,312
7.375%	02/01/16	B1	365	328,500
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3	195	183,669
6.35%	02/15/38	A3	255	231,565
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	190	179,875
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3	135	118,017
Southern California Edison Co.,
First Ref. Mortgage
5.95%	02/01/38	A2	485	441,505
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	A3	100	100,362
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	230	190,185
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A(g)
10.25%	11/01/15	B3	450	406,125
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.00%	05/15/37	Baa1	125	108,279
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	170	157,748
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	145	124,429

				4,772,199

TOTAL CORPORATE OBLIGATIONS (cost $55,169,121)				47,553,360

ASSET-BACKED SECURITIES — 3.7%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	A2	560	483,187

BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	A2	17	14,911
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	1,175	1,176,711
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	170	165,393
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
2.789%(c)	11/15/14	Baa2	1,000	854,707
Series 2007-C3, Class C3
2.778%(c)	04/15/13	Baa2	395	351,918
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	277,021
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	18	14,099
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa	369	344,402
Chase Issuance Trust,
Series 2006-C2, Class C
2.788% (c)	04/15/13	Baa2	675	585,710
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	400	403,591
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	261,577
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	435,330
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	26	6,174
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	36	2,334
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	14	14,154
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	460	457,995
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	357	361,907
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	199	14,088
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	62	4,689
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	98	2,208
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	942,363
Series 3195, Class PN
6.50%	08/15/30	Aaa	600	616,049
Series R003, Class VA
5.50%	08/15/16	Aaa	588	597,133
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	295	292,280
Series 2007-3, Class C
2.788%(c)	06/15/13	Baa2	525	459,061
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	462	459,434
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%	03/15/11	Aaa	525	524,551
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	439	425,490
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	127	118,501
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
2.778%(c)	10/15/13	Baa2	210	178,981
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	487,483
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	518,409
SLM Student Loan Trust,
Series 2008-4, Class A2
3.85%(c)	07/25/16	Aaa	450	449,569
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	800	762,897

TOTAL ASSET-BACKED SECURITIES (cost $13,547,621)				13,064,307

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	232,842
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	465,932
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	652,490
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.103%(c)	02/25/34	AAA(d)	153	140,468
Series 2004-D, Class 2A2
4.194%(c)	05/25/34	AAA(d)	76	69,540
Series 2004-H, Class 2A2
4.75%(c)	09/25/34	Aaa	82	73,497
Series 2004-I, Class 3A2
4.852%(c)	10/25/34	Aaa	80	74,005
Series 2005-J, Class 2A1
5.092%(c)	11/25/35	Aaa	577	507,043
Series 2005-J, Class 3A1
5.235%(c)	11/25/35	Aaa	252	222,714
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	879,360
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	377,922
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	557,950
Series 2005-T18, Class A1

4.274%(c)	02/13/42	Aaa	222	218,278
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	438,316
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A5
4.688% (c)	08/25/34	AAA(d)	301	271,385
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	700	602,290
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30% (c)	06/10/32	Aaa	370	371,141
Fannie Mae,
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	89	89,434
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	552,216
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	401	395,390
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	325	304,867
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	132	132,073
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	411	410,888
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	950	884,701
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	729,457
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	828	817,414
JPMorgan Mortgage Trust,
Series 2005-A7, Class 3A1
5.35%(c)	10/25/35	Aaa	617	535,151
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.814%(c)	01/25/34	AAA(d)	364	339,959
Series 2005-AR2, Class 2A2
4.549%(c)	03/25/35	Aaa	132	114,468
Series 2006-AR12, Class 1A1
6.03%(c)	09/25/36	Aaa	674	582,424
Series 2006-AR16, Class A1
5.665%(c)	10/25/36	Aaa	555	468,866

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $13,628,286)				12,512,481

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
4.75%	02/15/37		1,485	1,588,487
5.50%	08/15/28		820	933,967
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/18		1,545	1,455,429
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)
2.00%	07/15/14		1,265	1,472,224
U.S. Treasury Notes
4.25%	11/15/14		105	111,751
4.75%	02/28/09		1,800	1,824,188
4.75%	08/15/17		3,360	3,601,762

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,069,044)				10,987,808

MUNICIPAL BONDS — 1.1%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District Electric System,
Revenue Bonds
5.00%	01/01/38	Aa1	240	225,610

California
California State Variable Purpose,
Revenue Bonds
5.25%	04/01/34	A1	105	114,551

District of Columbia
District of Columbia,
General Obligation Bonds
4.75%	06/01/31	Aaa	50	41,712

Florida — 0.1%
Orange County Tourist Development Tax,
Revenue Bonds
5.00%	10/01/18	A2	390	396,782

Georgia — 0.2%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/17	A2	270	285,393
De Kalb County Water & Sewer,
Revenue Bonds
5.00%	10/01/35	Aaa	210	196,440
Georgia State,
General Obligation Bonds
5.00%	07/01/19	Aaa	270	281,040

				762,873

Illinois — 0.1%
Chicago Transit Authority Tax Receipts,
Revenue Bonds
6.899%	12/01/40	Aa3	185	195,008

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aaa	125	123,518

Maryland — 0.2%
Baltimore County Maryland,
General Obligation Bonds
5.00%	02/01/38	Aaa	235	225,563
Maryland State,
General Obligation Bonds
5.00%	08/01/19	Aaa	385	402,009

				627,572

New York — 0.1%
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	170	170,921
New York State Urban Development Corp.,
Revenue Bonds
5.50%	03/15/18	Aa3	190	205,707

Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.00%	11/15/38	Aa2	230	214,434

				591,062

Texas — 0.1%
Austin Independent School District,
General Obligation Bonds
5.00%	08/01/33	Aa1	235	217,504

Utah — 0.1%
Utah Transit Authority, Sales Tax, Revenue Bonds
4.75%	06/15/32	Aaa	125	113,116
5.25%	06/15/38	Aa3	170	164,768

				277,884

West Virgina — 0.1%
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	260	222,898

TOTAL MUNICIPAL BONDS (cost $3,977,869)				3,796,974

SOVEREIGN ISSUES — 0.9%
Indonesia Government International Bond,
6.875%	03/09/17	Ba3	1,766	1,648,171
Republic of South Africa, Notes
6.50%	06/02/14	Baa1	500	490,000
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa1	690	662,400
United Mexican States, Unsub. Notes, MTN
6.375%	01/16/13	Baa1	270	277,560

TOTAL SOVEREIGN ISSUES (cost $3,239,676)				3,078,131

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18		25	25,144
5.50%	11/01/18		23	23,139
Federal National Mortgage Assoc.
4.50%	05/01/19		461	449,468
4.50%	09/01/34		520	492,881
6.00%	03/01/33		62	62,831

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,069,438)				1,053,463

	Units
WARRANT*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (cost $0)(g)	1,250	44,687

	Shares
PREFERRED STOCK
Federal National Mortgage Assoc., 8.25%, CVT Perpetual Series (cost $185,000)	7,400	16,132

TOTAL LONG-TERM INVESTMENTS (cost $356,208,325)		338,538,869

SHORT-TERM INVESTMENT — 3.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $11,317,241; includes $3,402,291 of cash collateral for securities on loan)(b)(w)	11,317,241	11,317,241

TOTAL INVESTMENTS — 99.6% (cost $367,525,566)		349,856,110

Other assets in excess of liabilities(x) — 0.4%		1,399,557

NET ASSETS — 100.0%		$351,255,667

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	Korean Won

KWD	Kuwaiti Dinar

MYR	Malaysian Ringgit

MXN	Mexican Peso

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

PLZ	Polish Zloty

QAR	Qatari Riyal

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,201,730; cash collateral of $3,402,291 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at September 30, 2008:

Number of		Expiration	Value at	Value at	Unrealized Appreciation
Contracts	Type	Date	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
189	2 Year Euro-Schatz	Dec 08	$27,582,917	$27,772,754	$189,837
42	5 Year Euro-Bobl	Dec 08	6,452,239	6,487,168	34,929
111	10 Year Euro-Bund	Dec 08	17,941,590	17,981,459	39,869
9	10 Year Japanese Government Bond	Dec 09	11,615,251	11,638,945	23,694
16	10 Year U.S. Treasury Notes	Dec 08	1,849,625	1,834,000	(15,625)

					272,704

Short Positions:

16	2 Year U.S. Treasury Notes	Dec 08	3,394,250	3,415,000	(20,750)
13	5 Year U.S. Treasury Notes	Dec 08	1,454,477	1,459,047	(4,570)
8	10 Year Canadian Bonds	Dec 08	894,302	880,771	13,531
1	10 Year Japanese Government Bond	Dec 08	1,292,182	1,291,148	1,034
27	10 Year UK Gilt	Dec 08	5,373,808	5,383,391	(9,583)
336	10 Year U.S. Treasury Notes	Dec 08	38,918,516	38,514,000	404,516

					384,178

					$656,882

(1)	Cash of $3,773,079 has been segregated with the broker to cover requirements for open futures contacts as September 30, 2008.

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 11/20/08	AUD	1,826	$1,573,523	$1,439,621	$(133,902)
British Pound,
Expiring 11/20/08	GBP	1,528	2,817,152	2,723,983	(93,169)
Canadian Dollar,
Expiring 11/20/08	CAD	3,846	3,623,226	3,620,324	(2,902)
Chinese Yuan,
Expiring 12/08/08	CNY	96,964	14,274,000	14,039,620	(234,380)
Czech Kruna,
Expiring 11/20/08	CSK	11,848	761,000	681,308	(79,692)
Danish Krone,
Expiring 11/20/08	DKK	1,825	366,160	345,630	(20,530)
Euro,
Expiring 11/20/08	EUR	40,012	58,261,296	56,505,270	(1,756,026)
Hungarian Forint,
Expiring 11/20/08	HUF	69,865	423,552	404,725	(18,827)
Japanese Yen,
Expiring 11/20/08	JPY	4,938,658	45,416,711	46,788,367	1,371,656
Korean Won,
Expiring 11/20/08	KRW	5,296,395	5,190,000	4,410,906	(779,094)
Kuwaiti Dinar,
Expiring 12/04/08	KWD	946	3,500,000	3,527,797	27,797
Expiring 12/15/08	KWD	1,000	3,704,000	3,729,709	25,709
Malaysian Ringgit,
Expiring 10/10/08	MYR	3,982	1,221,000	1,158,035	(62,965)
Mexican Peso,
Expiring 11/20/08	MXN	34,686	3,263,326	3,150,587	(112,739)
New Taiwanese Dollar,
Expiring 11/17/08	NWD	219,195	7,012,000	6,804,766	(207,234)
Expiring 02/13/09	NWD	107,260	3,460,000	3,338,960	(121,040)
Expiring 04/13/09	NWD	115,258	3,919,000	3,596,467	(322,533)
Expiring 04/21/09	NWD	108,488	3,750,000	3,386,477	(363,523)
Norwegian Krone,

Expiring 11/20/08	NOK	27,128	5,020,682	4,602,338	(418,344)
Polish Zloty,
Expiring 11/20/08	PLZ	608	277,504	252,088	(25,416)
Qatari Riyal,
Expiring 12/10/08	QAR	12,816	3,582,000	3,523,289	(58,711)
Russian Ruble,
Expiring 11/20/08	RUB	331,017	14,103,000	12,812,195	(1,290,805)
Singapore Dollar,
Expiring 11/20/08	SGD	2,106	1,506,786	1,469,182	(37,604)
South African Rand,
Expiring 11/20/08	ZAR	5,230	639,716	624,054	(15,662)
Swedish Krona,
Expiring 11/20/08	SEK	22,678	3,379,339	3,278,254	(101,085)
Turkish Lira,
Expiring 11/20/08	TRY	2,077	1,681,025	1,607,113	(73,912)
United Arab Emerates,
Expiring 12/04/08	AED	12,422	3,500,000	3,382,585	(117,415)
Expiring 12/15/08	AED	13,145	3,675,000	3,579,647	(95,353)
Expiring 01/28/09	AED	12,786	3,560,000	3,481,969	(78,031)
Expiring 02/11/09	AED	14,613	4,091,000	3,979,696	(111,304)
Expiring 07/06/09	AED	24,159	6,661,000	6,587,555	(73,445)

			214,212,998	208,832,517	$(5,380,481)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 11/20/08	AUD	871	$701,000	$687,462	$13,538
Brazilian Real,
Expiring 11/20/08	BRL	11,451	6,820,000	5,953,331	866,669
Expiring 01/15/09	BRL	1,687	890,000	867,170	22,830
Expiring 02/20/09	BRL	7,790	4,701,000	3,979,031	721,969
British Pound,
Expiring 11/14/08	GBP	1,350	2,632,000	2,405,529	226,471

Expiring 11/20/08	GBP	3,456	6,250,673	6,160,693	89,980
Canadian Dollar,
Expiring 11/20/08	CAD	3,072	2,891,000	2,891,987	(987)
Chinese Yuan,
Expiring 12/08/08	CNY	96,965	14,497,216	14,039,620	457,596
Danish Krone,
Expiring 11/20/08	DKK	1,946	370,000	368,419	1,581
Euro,
Expiring 11/20/08	EUR	21,596	31,001,159	30,500,907	500,252
Hungarian Forint,
Expiring 11/20/08	HUF	941,804	5,880,172	5,455,833	424,339
Japanese Yen,
Expiring 11/20/08	JPY	2,130,401	20,124,173	20,190,728	(66,555)
Korean Won,
Expiring 11/20/08	KRW	1,177,576	1,046,000	980,700	65,300
Kuwaiti Dinar,
Expiring 12/04/08	KWD	709	2,680,000	2,643,598	36,402
Malaysian Ringgit,
Expiring 10/10/08	MYR	4,792	1,469,000	1,393,454	75,546
Mexican Peso,					—
Expiring 11/20/08	MXN	147,521	14,272,252	13,399,713	872,539
New Taiwanese Dollar,
Expiring 11/17/08	NWD	219,195	7,289,732	6,804,766	484,966
Expiring 02/13/09	NWD	107,260	3,463,901	3,338,960	124,941
Expiring 04/13/09	NWD	67,417	2,202,000	2,103,666	98,334
Expiring 04/21/09	NWD	108,488	3,541,871	3,386,478	155,393
Norwegian Krone,
Expiring 11/20/08	NOK	3,641	628,000	617,753	10,247
Polish Zloty,
Expiring 11/20/08	PLZ	801	344,000	332,029	11,971
Qatari Riyal,
Expiring 12/10/08	QAR	12,774	3,560,000	3,511,632	48,368
Russian Ruble,
Expiring 11/20/08	RUB	331,017	13,100,566	12,812,195	288,371

Singapore Dollar,
Expiring 11/20/08	SGD	512	357,000	356,969	31
South African Rand,
Expiring 11/20/08	ZAR	6,709	840,334	800,531	39,803
Swedish Krona,
Expiring 11/20/08	SEK	18,556	2,905,513	2,682,522	222,991
Turkish Lira,
Expiring 11/20/08	TRY	7,576	6,164,808	5,861,082	303,726
United Arab Emerates,
Expiring 12/04/08	AED	12,422	3,411,188	3,382,585	28,603
Expiring 12/15/08	AED	13,145	3,592,641	3,579,647	12,994
Expiring 01/28/09	AED	12,786	3,498,629	3,481,969	16,660
Expiring 02/11/09	AED	4,787	1,310,000	1,303,830	6,170

			$172,435,828	$166,274,789	$6,161,039

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$11,333,373	$656,882
Level 2 - Other Significant Observable Inputs	338,522,737	780,558
Level 3 - Significant Unobservable Inputs	—	—

Total	$349,856,110	$1,437,440

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2008 were as follows:

Sovereign Issues	32.5%
U.S. Government Agency Mortgage-Backed Securities	17.0
Financial — Bank & Trust	9.3
Financial Services	7.2
Asset-Backed Securities	3.7
Collateralized Mortgage Obligations	3.6
Affiliated Money Market Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	3.2
U.S. Treasury Obligations	3.1
Telecommunications	2.7
Municipal Bonds	2.0
Banks	2.0
Oil & Gas	1.8
Utilities	1.6
Insurance	1.2
Metals & Mining	0.7
Media	0.6
Foreign Government Bonds	0.5
Food	0.5
Pharmaceuticals	0.4
Chemicals	0.3
Retail & Merchandising	0.3
Tobacco	0.3
U.S. Government Agency Obligations	0.3
Construction	0.3
Diversified Financial Services	0.3
Consumer Products & Services	0.3
Diversified Operations	0.3
Environmental Services	0.3
Automobile Manufacturers	0.3
Real Estate Investment Trust	0.2
Electronic Components & Equipment	0.2
Aerospace	0.2
Building Materials	0.2
Medical Supplies & Equipment	0.2
Home Builders	0.2
Office Equipment	0.2
Advertising	0.1
Real Estate	0.1
Financial — Brokerage	0.1
Paper & Forest Products	0.1
Healthcare Services	0.1
Transportation	0.1
Broadcasting	0.1
Beverages	0.1
Computer Services & Software	0.1
Cable Television	0.1
Farming & Agriculture	0.1
Distribution/Wholesale	0.1
Hotels & Motels	0.1
Entertainment & Leisure	0.1
Electric — Integrated	0.1
Business Services	0.1

99.6%
Other assets in excess of liabilities	0.4

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS

Advertising — 0.7%
Lamar Advertising Co. (Class A Stock)*(a)	233,818	$7,222,638

Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.(a)	348,800	12,152,192

Biotechnology — 7.4%
Celgene Corp.*	216,208	13,681,642
Genentech, Inc.*	241,400	21,407,352
Gilead Sciences, Inc.*	808,513	36,852,023

		71,941,017

Business Services — 1.7%
Goldman Sachs Group, Inc. (The)	128,800	16,486,400

Chemicals — 3.5%
Monsanto Co.	81,100	8,027,278
Potash Corp. of Saskatchewan, Inc. (Canada)	56,200	7,418,962
Praxair, Inc.	254,500	18,257,830

		33,704,070

Commercial Services & Supplies — 1.3%
McKesson Corp.	227,000	12,214,870

Communication Equipment — 6.7%
Juniper Networks, Inc.*(a)	1,745,000	36,767,150
QUALCOMM, Inc.	667,400	28,678,178

		65,445,328

Computer Hardware — 3.1%
Apple, Inc.*	262,400	29,824,384

Computer Services & Software — 6.9%
Accenture Ltd. (Class A Stock) (Bermuda)	675,000	25,650,000
Autodesk, Inc.*(a)	183,000	6,139,650
Microsoft Corp.	1,022,700	27,295,863
Salesforce.com, Inc.*(a)	162,700	7,874,680

		66,960,193

Electric — 1.0%
NRG Energy, Inc.*(a)	398,300	9,857,925

Electrical Equipment — 0.2%
Sunpower Corp.*	21,500	1,484,575
Sunpower Corp. (Class A Stock)*(a)	12,300	872,439

		2,357,014

Engineering/Construction — 0.6%
McDermott International, Inc.*	233,000	5,953,150

Entertainment & Leisure — 0.9%
Nintendo Co. Ltd. (Japan)	171,100	8,743,159

Financial — Bank & Trust — 2.8%
Schwab, (Charles) Corp. (The)	291,300	7,573,800
State Street Corp.	346,010	19,681,049

		27,254,849

Financial Services — 1.1%
Franklin Resources, Inc.	125,200	11,033,876

Healthcare Equipment & Supplies — 3.2%
Baxter International, Inc.	161,900	10,625,497
Humana, Inc.*	312,900	12,891,480
St. Jude Medical, Inc.*(a)	163,600	7,114,964

		30,631,941

Hotels, Restaurants & Leisure — 5.0%
International Game Technology	531,400	9,129,452
Las Vegas Sands Corp.*(a)	208,900	7,543,379
Marriott International, Inc. (Class A Stock)(a)	617,645	16,114,358
MGM Mirage*(a)	184,152	5,248,332
Yum! Brands, Inc.(a)	338,500	11,038,485

		49,074,006

Internet Services — 11.2%
Amazon.com, Inc.*(a)	646,147	47,013,656
Expedia, Inc.*(a)	625,000	9,443,750
Google, Inc. (Class A Stock)*	118,600	47,501,672
Verisign, Inc.*(a)	209,100	5,453,328

		109,412,406

Investment Firms — 1.1%
Morgan Stanley(a)	465,200	10,699,600

Medical Supplies & Equipment — 3.2%
Medtronic, Inc.	351,200	17,595,120
Stryker Corp.(a)	216,600	13,494,180

		31,089,300

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.(a)	127,000	7,219,950

Oil, Gas & Consumable Fuels — 5.7%
EOG Resources, Inc.	93,300	8,346,618
Schlumberger Ltd.	450,600	35,187,354
Suncor Energy, Inc.	270,800	11,446,716

		54,980,688

Pharmaceuticals — 4.9%
Allergan, Inc.(a)	351,800	18,117,700
Medco Health Solutions, Inc.*	352,700	15,871,500
Wyeth	375,700	13,878,358

		47,867,558

Retail & Merchandising — 7.9%
Bed Bath & Beyond, Inc.*(a)	369,200	11,596,572
Danaher Corp.	547,100	37,968,740
Kohl’s Corp.*(a)	219,600	10,119,168
Wal-Mart Stores, Inc.	287,900	17,242,331

		76,926,811

Semiconductors — 3.0%
ASML Holding NV (Netherlands)(a)	622,602	10,964,021
Xilinx, Inc.(a)	781,600	18,328,520

		29,292,541

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom Corp. (Class A Stock)*(a)	662,000	12,333,060
Intel Corp.	904,200	16,935,666

Marvell Technology Group Ltd.*(a)	2,090,200	19,438,860

		48,707,586

Software — 3.7%
Automatic Data Processing, Inc.	307,600	13,149,900
Electronic Arts, Inc.*(a)	519,800	19,227,402
Research In Motion Ltd. (Canada)*	60,000	4,098,000

		36,475,302

Telecommunications — 5.7%
American Tower Corp. (Class A Stock)*(a)	926,500	33,326,205
Crown Castle International Corp.*	417,700	12,100,769
MetroPCS Communications, Inc.*	703,556	9,842,748

		55,269,722

TOTAL LONG-TERM INVESTMENTS (cost $1,162,732,530)		968,798,476

SHORT-TERM INVESTMENT — 19.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $189,994,375; includes $188,775,607 of cash collateral for securities on loan)(b)(w)	189,994,375	189,994,375

TOTAL INVESTMENTS — 119.0% (cost $1,352,726,905)		1,158,792,851

Liabilities in excess of other assets — (19.0)%		(184,852,817)

NET ASSETS — 100.0%		$973,940,034

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $189,261,163; cash collateral of $188,775,607 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,158,792,851	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,158,792,851	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS

Chemicals — 5.0%
Air Liquide (France)	16,881	$1,854,952
Air Products & Chemicals, Inc.	20,000	1,369,800
Albemarle Corp.	41,500	1,279,860
Dow Chemical Co. (The)	59,400	1,887,732
Intrepid Potash, Inc.*(a)	41,200	1,224,464
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	99,400	13,121,794
Praxair, Inc.	40,100	2,876,774

		23,615,376

Commercial Services — 2.3%
Franco-Nevada Corp. (Canada)	102,900	1,938,590
Total SA, ADR (France)	146,491	8,889,074

		10,827,664

Construction — 3.3%
Chicago Bridge & Iron Co. NV (Netherlands)	118,000	2,270,320
China Railway Construction Corp. (China)*	1,094,500	1,445,155
Foster Wheeler Ltd.*	122,560	4,425,642
McDermott International, Inc.*(a)	102,300	2,613,765
Technip SA (France)	83,673	4,701,674

		15,456,556

Energy Services — 3.4%
Duke Energy Corp.	89,900	1,566,957
Edison International	31,400	1,252,860
NRG Energy, Inc.*(a)	180,100	4,457,475
Peabody Energy Corp.(a)	202,600	9,117,000

		16,394,292

Environmental Services — 0.6%
EnergySolutions, Inc.	150,900	1,509,000
Nucor Corp.	31,700	1,252,150

		2,761,150

Exploration & Production — 7.3%
Devon Energy Corp.	102,614	9,358,397
Encore Acquisition Co.*(a)	99,600	4,161,288
Murphy Oil Corp.(a)	135,700	8,703,798
Nexen, Inc. (Canada)(a)	50,800	1,180,084
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	187,033	11,036,817

		34,440,384

Gas Transmission & Distribution — 0.6%
Spectra Energy Corp.	127,000	3,022,600

Industrial Products — 0.1%
TMK OAO, GDR (Russia)	26,850	668,565

Industrials — Components
Franco Nevada Corp. (Canada)	10,900	205,351

Integrated Petroleum — 8.8%
Baker Hughes, Inc.	134,800	8,160,792
BP PLC, ADR (United Kingdom)(a)	150,231	7,537,089
Chevron Corp.	59,756	4,928,675
Eni SpA, ADR (Italy)	84,894	4,495,138
Exxon Mobil Corp.	176,200	13,683,692
Lukoil, ADR (Russia)(a)	48,500	2,837,250

		41,642,636

Machinery & Equipment — 4.7%
Atlas Copco AB (Class A Stock) (Sweden)	154,954	1,760,430
Bucyrus International, Inc. (Class A Stock)	60,400	2,698,672
Caterpillar, Inc.	72,300	4,309,080
Deere & Co.	91,700	4,539,150
Finning International, Inc. (Canada)	87,000	1,706,892
Joy Global, Inc.	105,500	4,762,270
Terex Corp.*	79,300	2,420,236

		22,196,730

Metals & Mining — 13.5%
Agnico-Eagle Mines Ltd. (Canada)(a)	116,300	6,404,641
Alcoa, Inc.	63,300	1,429,314
Alumina Ltd. (Australia)	527,015	1,328,784
Arch Coal, Inc.(a)	353,700	11,633,193
Barrick Gold Corp. (Canada)	123,000	4,519,020
BHP Billiton Ltd. (Australia)	340,207	8,801,382
Cia Vale do Rio Doce, ADR (Brazil)	337,500	6,463,125
Cleveland-Cliffs, Inc.	26,600	1,408,204
CONSOL Energy, Inc.	219,500	10,072,855
Eurasian Natural Resources Corp. (United Kingdom)	140,299	1,277,567
Freeport-McMoRan Copper & Gold, Inc.(a)	48,203	2,740,340
Teck Cominco Ltd. (Class B Stock)(LSE) (Canada)	13,100	371,982
Teck Cominco Ltd. (Class B Stock)(NYSE) (Canada)	98,800	2,877,056
Xstrata PLC (United Kingdom)	145,081	4,521,369

		63,848,832

Oil & Gas — 18.3%
Bill Barrett Corp.*(a)	49,500	1,589,445
Compton Petroleum Corp. (Canada)*	268,000	1,471,320
Diamond Offshore Drilling, Inc.(a)	134,800	13,892,488
Electromagnetic GeoService (Norway)*	194,050	420,796
Gazprom OAO, ADR (Russia)	133,700	4,138,015
Halliburton Co.	68,300	2,212,237
Nabors Industries Ltd. (Bermuda)*(a)	85,700	2,135,644
National Oilwell Varco, Inc.*	46,602	2,340,818
NovaTek OAO, GDR (Russia)	12,919	574,896
Petroleo Brasileiro SA, ADR (Brazil)(a)	159,600	5,972,232
Saipem SpA (Italy)	72,678	2,174,596
Schlumberger Ltd.	232,800	18,179,352
StatoilHydro ASA (Norway)	339,400	8,065,279
Sunoco, Inc.(a)	110,900	3,945,822
TETRA Technologies, Inc.*	84,200	1,166,170
Transocean, Inc.*(a)	76,994	8,457,021
Trican Well Service Ltd. (Canada)	212,600	3,196,242
Valero Energy Corp.	52,134	1,579,660
Williams Cos., Inc.	203,800	4,819,870

Woodside Petroleum Ltd. (Australia)	12,439	501,926

		86,833,829

Oil Field Equipment & Services — 3.8%
Cameron International Corp.*(a)	465,100	17,924,954

Paper & Forest Products — 2.4%
Domtar Corp. (Canada)*	380,040	1,748,184
International Paper Co.(a)	171,000	4,476,780
Potlatch Corp.(a)	53,000	2,458,670
Weyerhaeuser Co.(a)	44,271	2,681,937

		11,365,571

Petroleum Exploration & Production — 16.1%
Anadarko Petroleum Corp.	53,900	2,614,689
BG Group PLC (United Kingdom)	266,301	4,829,624
BJ Services Co.	292,600	5,597,438
Canadian Natural Resources Ltd. (Canada)	205,000	14,034,300
ConocoPhillips	121,356	8,889,327
EOG Resources, Inc.	87,000	7,783,020
FMC Technologies, Inc.*	100,000	4,655,000
Newfield Exploration Co.*	43,100	1,378,769
Noble Corp. (Cayman Islands)	177,000	7,770,300
Smith International, Inc.	277,386	16,265,890
XTO Energy, Inc.	58,170	2,706,068

		76,524,425

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	19,200	1,774,656

Real Estate Investment Trust — 1.3%
AMB Property Corp.(a)	36,300	1,644,390
Boston Properties, Inc.(a)	13,300	1,245,678
Camden Property Trust(a)	22,700	1,041,022
Duke Realty Corp.(a)	33,030	811,878
ProLogis(a)	25,515	1,053,004
Simon Property Group, Inc.	5,700	552,900

		6,348,872

Steel Producers — 0.2%
Tenaris SA, ADR (Luxembourg)(a)	29,400	1,096,326

Telecommunications — 1.1%
Quanta Services, Inc.*(a)	194,396	5,250,636

Utilities — 2.0%
Dynegy, Inc. (Class A Stock)*	1,119,000	4,006,020
Exelon Corp.	37,300	2,335,726
Reliant Energy, Inc.*(a)	401,600	2,951,760

		9,293,506

TOTAL LONG-TERM INVESTMENTS (cost $590,102,949)		451,492,911

SHORT-TERM INVESTMENT — 28.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $134,289,733; includes $113,446,270 of cash collateral for securities on loan)(b)(w)	134,289,733	134,289,733

TOTAL INVESTMENTS(o) — 123.5% (cost $724,392,682)		585,782,644

Liabilities in excess of other assets — (23.5)%		(111,437,080)

NET ASSETS — 100.0%		$474,345,564

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LSE	London Stock Exchange

NYSE	New York Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $114,191,209; cash collateral of $113,446,270 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2008, 13 securities representing $41,683,534 and 8.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$544,099,110	—
Level 2 - Other Significant Observable Inputs	41,683,534	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$585,782,644	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.2%

COMMON STOCKS — 88.3%

Advertising — 0.7%
Interpublic Group of Cos., Inc. (The)*	287,000	$2,224,250
Omnicom Group, Inc.	94,800	3,655,488

		5,879,738

Aerospace & Defense — 0.4%
General Dynamics Corp.	16,700	1,229,454
United Technologies Corp.	41,900	2,516,514

		3,745,968

Airlines — 0.5%
Air France-KLM (France)	48,226	1,104,155
British Airways PLC (United Kingdom)	541,707	1,652,648
Qantas Airways Ltd. (Australia)	185,679	473,368
Southwest Airlines Co.	74,300	1,078,093

		4,308,264

Automobile Manufacturers — 0.8%
Bayerische Motoren Werke AG (Germany)	14,359	556,565
DaimlerChrysler AG (Germany)	78,413	3,893,426
Honda Motor Co. Ltd. (Japan)	43,100	1,307,342
Lookers PLC (United Kingdom)	28,686	23,715
Toyota Motor Corp. (Japan)	42,500	1,816,981

		7,598,029

Automotive Parts — 1.3%
BorgWarner, Inc.	91,900	3,011,563
Johnson Controls, Inc.	122,600	3,718,458
PACCAR, Inc.	95,900	3,662,421
Tomkins PLC (United Kingdom)	235,108	656,439
WABCO Holdings, Inc.	16,900	600,626

		11,649,507

Banks — 0.1%
Northern Trust Corp.	11,800	851,960

Beverages — 1.2%
Central European Distribution Corp.*	30,600	1,389,546
Constellation Brands, Inc. (Class A Stock)*	235,100	5,045,246
Diageo PLC (United Kingdom)	165,685	2,826,484
PepsiCo, Inc.	25,400	1,810,258

		11,071,534

Biotechnology — 0.5%
Amgen, Inc.*	68,900	4,083,703

Broadcasting — 0.8%
British Sky Broadcasting Group PLC (United Kingdom)	346,737	2,579,683
ITV PLC (United Kingdom)	895,842	672,750
News Corp. (Class A Stock)	293,400	3,517,866
SMG PLC (United Kingdom)	2,162,184	369,241

		7,139,540

Building Materials — 1.2%
CRH PLC (Ireland)	149,816	3,170,427
Holcim Ltd. (Switzerland)	14,677	1,075,698
Martin Marietta Materials, Inc.	12,000	1,343,760
Masco Corp.	284,900	5,111,106

		10,700,991

Business Services — 0.6%
Accenture Ltd. (Class A Stock) (Bermuda)	32,400	1,231,200
Dun & Bradstreet Corp. (The)	29,500	2,783,620
LKQ Corp.*	59,900	1,016,503
Rentokil Initial PLC (United Kingdom)	212,865	264,100

		5,295,423

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	388,300	7,622,329

Chemicals — 1.6%
Akzo Nobel NV (Netherlands)	26,895	1,291,192
Ecolab, Inc.	27,300	1,324,596
Henkel KGaA (Germany)	140,090	5,109,917
Monsanto Co.	15,000	1,484,700
Potash Corp. of Saskatchewan, Inc. (Canada)	5,900	778,859
Praxair, Inc.	51,300	3,680,262
Shin-Etsu Chemical Co. Ltd. (Japan)	12,700	603,894
Yule Catto & Co. PLC (United Kingdom)	209,492	477,780

		14,751,200

Clothing & Apparel — 0.1%
Coach, Inc.*	44,800	1,121,792

Commercial Banks — 1.1%
Ashtead Group PLC (United Kingdom)	62,696	75,468
ASML Holding NV (Netherlands)	160,593	2,806,613
Banco Espirito Santo SA (Portugal)	48,936	606,788
Bank of Ireland (Ireland)	540,125	3,011,150
Bank of Yokohama Ltd. (The) (Japan)	98,000	485,434
City National Corp.	23,000	1,248,900
Lloyds TSB Group PLC (United Kingdom)	142,803	573,822
UniCredit SpA (Italy)	106,306	397,514
Westpac Banking Corp. (Australia)	29,314	519,579

		9,725,268

Commercial Services — 0.4%
Adecco SA (Switzerland)	36,914	1,603,602
Quanta Services, Inc.*	65,100	1,758,351

		3,361,953

Computer Hardware — 0.6%
Affiliated Computer Services, Inc. (Class A Stock)*	19,100	967,033
Apple, Inc.*	24,100	2,739,206
Cie Generale de Geophysique-Veritas (France)*	50,857	1,613,645
Psion PLC (United Kingdom)	257,311	310,688

		5,630,572

Computer Services & Software — 2.2%
Automatic Data Processing, Inc.	40,300	1,722,825
Capgemini SA (France)	2,191	103,504
Cognizant Technology Solutions Corp. (Class A Stock)*	82,600	1,885,758

Computacenter PLC (United Kingdom)	3,009	5,300
Concur Technologies, Inc.*	27,300	1,044,498
Fiserv, Inc.*	56,500	2,673,580
Intuit, Inc.*	90,400	2,857,544
LogicaCMG PLC (United Kingdom)	1,103,572	2,159,154
MICROS Systems, Inc.*	59,200	1,578,272
Nuance Communications, Inc.*	89,400	1,089,786
Red Hat, Inc.*	1,900	28,633
SanDisk Corp.*	78,600	1,536,630
Solera Holdings, Inc.*	63,600	1,826,592
Teradata Corp.*	50,300	980,850
TietoEnator Oyj (Finland)	30,958	455,689

		19,948,615

Computers & Peripherals — 1.3%
Dell, Inc.*	138,200	2,277,536
Hewlett-Packard Co.	79,000	3,652,960
NCR Corp.*	107,200	2,363,760
NetApp, Inc.*	193,400	3,525,682

		11,819,938

Construction — 0.2%
Balfour Beatty PLC (United Kingdom)	159,950	869,076
McDermott International, Inc.*	42,100	1,075,655
Taylor Wimpey PLC (United Kingdom)	435,535	282,168

		2,226,899

Consumer Finance — 0.1%
JPMorgan Chase & Co.	26,500	1,237,550

Consumer Products & Services — 0.5%
Anite Group PLC (United Kingdom)	38,221	22,153
Bare Escentuals, Inc.*	104,400	1,134,828
Galiform PLC (United Kingdom)	59,818	27,895
IMI PLC (United Kingdom)	128,889	869,642
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	30,300	1,512,273
Procter & Gamble Co.	11,500	801,435

		4,368,226

Containers & Packaging — 0.1%
British Polythene Industries (United Kingdom)	6,406	24,598
Gerresheimer AG (Germany)	20,578	935,478

		960,076

Diversified Financial Services — 1.9%
Bank of New York Mellon Corp. (The)	119,209	3,883,829
BlackRock, Inc.	5,300	1,030,850
Discover Financial Services	179,331	2,478,355
Goldman Sachs Group, Inc. (The)	8,800	1,126,400
MasterCard, Inc. (Class A Stock)	23,100	4,096,323
Morgan Stanley	201,900	4,643,700

		17,259,457

Diversified Operations — 1.4%
General Electric Co.	487,800	12,438,900
Ordina NV (Netherlands)	8,326	63,256

		12,502,156

Education — 0.1%
BPP Holdings PLC (United Kingdom)	12,078	97,988
Strayer Education, Inc.	5,800	1,161,508

		1,259,496

Electric — 1.5%
American Electric Power Co., Inc.	84,300	3,125,844
Electricite De France (France)	32,598	2,357,267
Exelon Corp.	114,400	7,163,728
Pepco Holdings, Inc.	43,100	987,421

		13,634,260

Electronic Components & Equipment — 0.6%
Amphenol Corp. (Class A Stock)	66,400	2,665,296
Electrocomponents PLC (United Kingdom)	314,702	931,335
Funai Electric Co. Ltd. (Japan)	2,600	47,949
Keyence Corp. (Japan)	4,600	917,622
Premier Farnell PLC (United Kingdom)	327,472	962,127

		5,524,329

Entertainment — 0.1%
Sankyo Co Ltd. (Japan)	13,900	705,558

Entertainment & Leisure — 0.7%
Carnival PLC (United Kingdom)	77,824	2,319,540
Entertainment Rights PLC (United Kingdom)*	201,252	9,769
Life Time Fitness, Inc.*	34,200	1,069,434
Nintendo Co. Ltd. (Japan)	800	339,339
Tui Travel PLC (United Kingdom)	139,175	538,152
WMS Industries, Inc.*	65,400	1,999,278

		6,275,512

Environmental Control — 0.1%
Stericycle, Inc.*	10,400	612,664

Environmental Services
Severn Trent PLC (United Kingdom)	12,973	314,783

Financial — Bank & Trust — 6.9%
Alliance & Leicester PLC (United Kingdom)	27,784	135,458
Banco Bilbao Vizcaya Argentaria SA (Spain)	234,432	3,790,927
Banco Santander Central Hispano SA (Spain)	342,408	5,134,162
Barclays PLC (United Kingdom)	1,048,873	6,231,782
BNP Paribas (France)	96,791	9,239,403
Canadian Imperial Bank of Commerce Canada (Canada)	21,600	1,239,679
DBS Group Holdings Ltd. (Singapore)	48,000	572,028
Deutsche Bank AG (Germany)	4,153	297,092
Deutsche Post AG (Germany)	59,974	1,251,326
Fifth Third Bancorp	324,500	3,861,550
HBOS PLC (United Kingdom)	1,132,661	2,569,744
HSBC Holdings PLC (United Kingdom)	157,975	2,555,747
Intesa Sanpaolo SpA (Italy)	231,845	1,275,047
National Australia Bank Ltd. (Australia)	40,119	809,701

Royal Bank of Scotland Group PLC (United Kingdom)	209,406	675,522
Societe Generale (France)	45,366	4,075,203
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	86,000	572,970
SunTrust Banks, Inc.	64,600	2,906,354
Toronto-Dominion Bank (Canada)	25,800	1,553,454
United Overseas Bank Ltd. (Singapore)	99,000	1,183,528
Wells Fargo & Co.	321,800	12,077,154

		62,007,831

Financial — Brokerage — 0.9%
Elan Corp. (Ireland)*	83,230	880,972
TD Ameritrade Holding Corp.*	142,300	2,305,260
Visa, Inc. (Class A Stock)	54,881	3,369,144
Waddell & Reed Financial, Inc. (Class A Stock)	54,900	1,358,775

		7,914,151

Financial Services — 1.9%
Cattles PLC (United Kingdom)	374,065	521,415
Citigroup, Inc.	462,300	9,481,773
CME Group, Inc.	1,300	482,963
Credit Suisse Group AG (Switzerland)	67,349	3,145,331
Nasdaq OMX Group (The)*	30,600	935,442
Power Financial Corp. (Canada)	15,500	484,407
Skandianaviska Enskilda Banken AB (Sweden)	57,500	896,841
Sumitomo Mitsui Financial Group, Inc. (Japan)	89	558,000
T. Rowe Price Group, Inc.	12,000	644,520

		17,150,692

Food — 2.2%
Associated British Foods PLC (United Kingdom)	135,887	1,724,374
Campbell Soup Co.	30,800	1,188,880
Nestle SA (Switzerland)	75,098	3,245,551
SYSCO Corp.	297,500	9,171,925
Unilever PLC (United Kingdom)	144,504	3,929,166
Uniq PLC (United Kingdom)	178,872	271,791
Zetar PLC (United Kingdom)*	12,984	34,004

		19,565,691

Food & Beverage — 0.1%
Northern Foods PLC (United Kingdom)	501,887	576,914

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	8,600	558,398
Metro AG (Germany)	53,862	2,700,970
Tesco PLC (United Kingdom)	448,000	3,115,819

		6,375,187

Gas Distribution — 0.6%
Gaz De France (France)	110,591	5,753,627

Gas Transmission & Distribution — 0.2%
NiSource, Inc.	118,100	1,743,156

Healthcare Equipment & Supplies — 0.4%
Covidien Ltd. (Bermuda)	42,300	2,274,048
Hologic, Inc.*	54,700	1,057,351

		3,331,399

Healthcare Services — 2.0%
DaVita, Inc.*	50,500	2,879,005
Genzyme Corp.*	90,500	7,320,545
Laboratory Corp. of America Holdings*	41,600	2,891,200
Pediatrix Medical Group, Inc.*	35,400	1,908,768
Psychiatric Solutions, Inc.*	44,000	1,669,800
Southern Cross Healthcare Ltd. (United Kingdom)	13,396	24,853
UnitedHealth Group, Inc.	51,600	1,310,124

		18,004,295

Hotels, Restaurants & Leisure — 2.0%
Burger King Holdings, Inc.	88,100	2,163,736
Carnival Corp. (Panama)	150,100	5,306,035
Gaylord Entertainment Co.*	31,900	936,903
International Game Technology	69,300	1,190,574
Royal Caribbean Cruises Ltd.	65,100	1,350,825
Starbucks Corp.*	138,600	2,060,982
Starwood Hotels & Resorts Worldwide, Inc.	68,000	1,913,520
Wynn Resorts Ltd.	39,700	3,241,108

		18,163,683

Household Products — 0.5%
Colgate-Palmolive Co.	17,100	1,288,485
Fortune Brands, Inc.	56,200	3,223,632

		4,512,117

Industrial Machinery — 0.7%
Enodis PLC (United Kingdom)	28,522	160,585
Siemens AG (Germany)	62,762	5,854,237

		6,014,822

Industrial Products — 0.4%
Brixton PLC (United Kingdom)	245,453	924,293
EnergySolutions, Inc.	67,100	671,000
Harsco Corp.	18,400	684,296
Roper Industries, Inc.	16,300	928,448
Sumitomo Metal Industries Ltd. (Japan)	274,000	849,441

		4,057,478

Insurance — 4.6%
ACE Ltd. (Switzerland)	32,100	1,737,573
Aflac, Inc.	91,200	5,358,000
Allianz SE (Germany)	14,733	2,019,864
Aviva PLC (United Kingdom)	387,169	3,367,667
AXA SA (France)	152,015	4,976,102
Catlin Group Ltd. (Bermuda)	39,401	246,972
Hartford Financial Service Group, Inc. (The)	52,500	2,151,975
Highway Insurance Holdings PLC (United Kingdom)	18,012	22,600
ING Groep NV, ADR (Netherlands)	86,360	1,851,363
Manulife Financial Corp. (Canada)	10,900	392,062
MetLife, Inc.	37,400	2,094,400
Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	16,000	544,918
Muenchener Rueckversicherungs AG (Germany)	29,677	4,476,611
Old Mutual PLC (United Kingdom)	417,837	584,851
Principal Financial Group, Inc.	70,300	3,057,347

Prudential PLC (United Kingdom)	365,933	3,336,558
QBE Insurance Group Ltd. (Australia)	103,998	2,242,831
Sompo Japan Insurance, Inc. (Japan)	87,000	738,429
Swiss Reinsurance (Switzerland)	48,720	2,704,226

		41,904,349

Insurance — Health Insurance — 0.1%
Aetna, Inc.	31,300	1,130,243

Internet — 0.5%
Amazon.com, Inc.*	59,700	4,343,772
Monitise PLC (United Kingdom)*	957,445	131,919

		4,475,691

Internet Services — 1.0%
eBay, Inc.*	21,900	490,122
F5 Networks, Inc.*	48,500	1,133,930
Google, Inc. (Class A Stock)*	9,400	3,764,888
Oracle Corp.*	37,600	763,656
Symantec Corp.*	148,200	2,901,756

		9,054,352

Machinery — 0.2%
SPX Corp.	20,100	1,547,700

Machinery & Equipment — 0.4%
Flowserve Corp.	13,700	1,216,149
Komatsu Ltd. (Japan)	40,900	669,595
Pall Corp.	47,300	1,626,647

		3,512,391

Manufacturing
Scapa Group PLC (United Kingdom)	196,913	92,771

Media — 0.1%
Ingenious Media Active Capital Ltd.	182,207	179,458
Time Warner, Inc.	31,700	415,587
Viacom, Inc. (Class B Stock)*	20,800	516,672

		1,111,717

Medical Supplies & Equipment — 2.7%
Baxter International, Inc.	43,100	2,828,653
Becton, Dickinson and Co.	11,400	914,964
C.R. Bard, Inc.	6,800	645,116
Henry Schein, Inc.*	26,700	1,437,528
Immucor, Inc.*	36,900	1,179,324
Medtronic, Inc.	127,500	6,387,750
Nobel Biocare Holding AG (Switzerland)	23,761	794,771
Qiagen NV (Netherlands)*	72,100	1,422,533
Stryker Corp.	36,700	2,286,410
Thermo Fisher Scientific, Inc.*	49,800	2,739,000
Zimmer Holdings, Inc.*	65,100	4,202,856

		24,838,905

Medical — 0.9%
Allergan, Inc.	152,400	7,848,600

Metals & Mining — 1.2%
Alpha Natural Resources, Inc.*	9,600	493,728
Anglo American PLC (United Kingdom)	26,995	911,877
ArcelorMittal (Luxembourg)	51,277	2,597,534
Arch Coal, Inc.	6,400	210,496
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	7,100	403,635
OZ Minerals Ltd. (Australia)	218,724	277,536
Peabody Energy Corp.	49,800	2,241,000
Precision Castparts Corp.	16,400	1,291,992
Rio Tinto PLC (United Kingdom)	22,827	1,432,599
Sumitomo Metal Mining Co. Ltd. (Japan)	37,000	370,804
Xstrata PLC (United Kingdom)	14,332	446,649

		10,677,850

Office Equipment — 0.2%
Canon, Inc. (Japan)	32,700	1,239,685
Ricoh Co. Ltd. (Japan)	70,000	984,268

		2,223,953

Oil & Gas — 9.1%
Baker Hughes, Inc.	71,900	4,352,826
BP PLC (United Kingdom)	1,564,195	13,027,010
Cameron International Corp.*	52,600	2,027,204
Centrica PLC (United Kingdom)	353,509	1,989,099
Chevron Corp.	42,000	3,464,160
Complete Production Services, Inc.*	51,500	1,036,695
Dril-Quip, Inc.*	18,100	785,359
ENI SpA (Italy)	245,900	6,517,824
ENSCO International, Inc.	24,400	1,406,172
EOG Resources, Inc.	18,100	1,619,226
Halliburton Co.	181,800	5,888,502
Marathon Oil Corp.	62,400	2,487,888
National Oilwell Varco, Inc.*	20,100	1,009,623
Newfield Exploration Co.*	35,800	1,145,242
Norsk Hydro ASA (Norway)	112,732	762,657
Quicksilver Resources, Inc.*	28,800	565,344
Range Resources Corp.	17,200	737,364
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	271,714	7,633,177
Schlumberger Ltd.	10,300	804,327
Sempra Energy	78,100	3,941,707
Southwestern Energy Co.*	73,900	2,256,906
Technip SA (France)	7,464	419,410
Total SA (France)	191,469	11,631,700
Tullow Oil PLC (United Kingdom)	89,233	1,140,866
Ultra Petroleum Corp. (Canada)*	34,500	1,909,230
Weatherford International Ltd.*	84,600	2,126,844
XTO Energy, Inc.	33,975	1,580,517

		82,266,879

Oil & Gas Equipment & Services — 0.3%
SBM Offshore N.V. (Netherlands)	50,387	1,078,694
Smith International, Inc.	20,300	1,190,392

		2,269,086

Oil & Gas Exploration/Production — 0.1%
Continental Resources, Inc.*	14,600	572,758

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.	18,100	649,066
Petroleum Geo-Services ASA (Norway)*	78,205	1,033,426
Sunoco, Inc.	28,300	1,006,914

		2,689,406

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	115,354	223,705
Smurfit Kappa Group (Ireland)	61,120	261,112
Stora Enso Oyj (Class R Stock) (Finland)	127,424	1,245,070
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	57,800	612,297
UPM-Kymmene Oyj (Finland)	26,164	408,219

		2,750,403

Pharmaceuticals — 7.3%
Abbott Laboratories	38,400	2,211,072
AstraZeneca PLC (United Kingdom)	89,442	3,913,917
BioMarin Pharmaceutical, Inc.*	24,700	654,303
Celesio AG (Germany)	26,325	1,148,886
Cephalon, Inc.*	18,300	1,418,067
Elan Corp. PLC, ADR (Ireland)*	91,400	975,238
Express Scripts, Inc.*	18,600	1,373,052
GlaxoSmithKline PLC (United Kingdom)	410,850	8,900,071
Johnson & Johnson	74,400	5,154,432
Medco Health Solutions, Inc.*	135,900	6,115,500
Merck & Co., Inc.	31,300	987,828
Millipore Corp.*	25,200	1,733,760
Novartis AG (Switzerland)	124,560	6,558,029
Pharmaceutical Product Development, Inc.	30,300	1,252,905
Roche Holding AG (Switzerland)	77,122	12,072,826
Schering-Plough Corp.	144,600	2,670,762
Stada Arzneimittel AG (Germany)	34,732	1,391,112
Wyeth	190,200	7,025,988

		65,557,748

Printing & Publishing — 0.4%
Daily Mail & General Trust PLC (United Kingdom)	154,427	891,198
Reed Elsevier NV (Netherlands)	161,091	2,389,774

		3,280,972

Real Estate — 0.1%
Leopalace21 Corp. (Japan)	17,000	131,453
Quintain Estates & Development PLC (United Kingdom)	7,636	27,685
Regus Group PLC (United Kingdom)	614,700	702,320
Sun Hung Kai Properties Ltd. (Hong Kong)	48,000	494,629

		1,356,087

Real Estate Investment Trusts — 0.2%
Capital & Regional PLC (United Kingdom)	195,262	598,420
Digital Realty Trust, Inc.	14,100	666,225
Land Securities Group PLC (United Kingdom)	16,156	364,890

		1,629,535

Registered Investment Companies — 0.1%
iShares Russell Midcap Growth Index Fund	14,500	629,735

Retail & Merchandising — 1.3%
Abercrombie & Fitch Co. (Class A Stock)	23,100	911,295
Aberdeen Asset Management PLC (United Kingdom)	144,504	331,146
Chico’s FAS, Inc.*	60,500	330,935
DSG International PLC (United Kingdom)	926,560	806,523
Esprit Holdings Ltd. (Hong Kong)	90,200	559,111
HMV Group PLC (United Kingdom)	896,690	2,053,378
Home Retail Group PLC (United Kingdom)	222,662	938,356
Industria de Diseno Textil SA (Spain)	34,495	1,459,608
J. Crew Group, Inc.*	53,900	1,539,923
Kesa Electricals PLC (United Kingdom)	150,887	301,200
Kingfisher PLC (United Kingdom)	225,970	538,699
Target Corp.	42,400	2,079,720
Ted Baker PLC (United Kingdom)	8,413	52,785

		11,902,679

Semiconductors — 2.1%
Analog Devices, Inc.	154,800	4,078,980
ASML Holding NV (Netherlands)	41,800	736,098
Intel Corp.	477,800	8,949,194
Microchip Technology, Inc.	45,200	1,330,236
St Microelectronics NV (Switzerland)	73,838	748,734
Xilinx, Inc.	140,500	3,294,725

		19,137,967

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp. (Class A Stock)*	66,900	1,246,347
Micron Technology, Inc.*	105,000	425,250
Tessera Technologies, Inc.*	45,400	741,836
Varian Semiconductor Equipment Associates, Inc.*	21,100	530,032

		2,943,465

Software — 1.1%
Adobe Systems, Inc.*	13,300	524,951
Microsoft Corp.	243,800	6,507,022
SAP AG (Germany)	14,066	749,138
VMware, Inc. (Class A Stock)*	70,961	1,890,401

		9,671,512

Specialty Retail — 0.2%
Sherwin-Williams Co. (The)	25,200	1,440,432

Steel Producers/Products — 0.1%
JFE Holdings, Inc. (Japan)	16,300	505,564

Telecommunications — 4.1%
American Tower Corp. (Class A Stock)*	84,800	3,050,256
AT&T, Inc.	126,000	3,517,920
BT Group PLC (United Kingdom)	388,782	1,127,093
Cisco Systems, Inc.*	149,300	3,368,208
France Telecom SA (France)	259,076	7,266,962
MetroPCS Communications, Inc.*	73,400	1,026,866

Mobistar SA (Belgium)	9,587	674,768
Nokia Oyj (Finland)	233,633	4,357,581
NTT DoCoMo, Inc. (Japan)	224	358,556
Phoenix IT Group PLC (United Kingdom)	9,174	28,513
Portugal Telecom SGPS SA (Portugal)	233,775	2,350,865
QUALCOMM, Inc.	95,300	4,095,041
SBA Communications Corp. (Class A Stock)*	66,000	1,707,420
SES SA, FDR (Luxembourg)	47,127	975,561
Telekom Austria AG (Austria)	193,657	3,407,348

		37,312,958

Textiles, Apparel & Luxury Goods — 0.1%
Gildan Activewear, Inc.*	44,600	1,015,988

Tobacco — 0.1%
Japan Tobacco, Inc. (Japan)	288	1,085,497

Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	54,000	325,305
Wolseley PLC (United Kingdom)	245,262	1,853,821

		2,179,126

Transportation — 2.3%
Burlington Northern Santa Fe Corp.	88,200	8,152,326
FedEx Corp.	83,600	6,607,744
Mitsui O.S.K. Lines Ltd. (Japan)	157,000	1,364,072
Ryder System, Inc.	22,300	1,382,600
TNT NV (Netherlands)	83,161	2,304,114
Union Pacific Corp.	20,000	1,423,200

		21,234,056

Utilities — 1.5%
CONSOL Energy, Inc.	28,600	1,312,454
E.ON AG (Germany)	71,180	3,582,969
FirstEnergy Corp.	3,400	227,766
Illinois Tool Works, Inc.	180,200	8,009,890
Leaf Clean Energy Co. (United Kingdom)*	52,127	89,430
Suez Environnement SA (France)*	8,102	199,478
Terna Rete Elettrica Nazionale Spa (Italy)	24,811	91,217

		13,513,204

Wireless Telecommunication Services — 1.8%
Sprint Nextel Corp.	978,400	5,968,240
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	58,400	554,617
Vodafone Group PLC (United Kingdom)	4,471,067	9,873,993

		16,396,850

TOTAL COMMON STOCKS
(cost $936,509,340)		798,118,762

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 0.9%

Financial Services — 0.9%
Royal Bank of Scotland PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)
(cost $7,199,035)
6.11%	01/20/09	AA(d)	$3,650	8,281,414

TOTAL LONG-TERM INVESTMENTS
(cost $943,708,375)	806,400,176

SHORT-TERM INVESTMENT — 0.5%

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(w)
(cost $4,471,680)	4,471,680	4,471,680

TOTAL INVESTMENTS(o) — 89.7%
(cost $948,180,055)		810,871,856
Other assets in excess of liabilities(x) — 10.3%		92,683,229

NET ASSETS — 100.0%		$903,555,085

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

NZD	New Zealand Dollar

PLZ	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(d)	Standard & Poor’s rating.

(o)	As of September 30, 2008, 174 securities representing $316,293,994 and 35.0% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $308,012,580 was valued using Other Significant Inputs (Level 2, as defined below) and $8,281,414 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Month	Trade Date	September 30 2008	(Depreciation)
Long Positions:
927	10 Year Australian Government Bond	Dec 08	$533,164,326	$534,293,792	$1,129,466
869	Amsterdam Exchange Index	Oct 08	93,380,499	81,073,065	(12,307,434)
763	Euro Bund	Dec 08	123,428,850	123,602,283	173,433
254	FTSE 100 Index	Dec 08	23,685,553	22,456,656	(1,228,897)
2	IBEX 35 Index	Oct 08	307,294	308,378	1,084
877	MSCI Taiwan Index	Oct 08	20,995,192	19,144,910	(1,850,282)
307	Nikkei 225 Index	Dec 08	35,338,254	32,675,850	(2,662,404)
153	S&P MIB Index	Dec 08	29,050,541	27,662,903	(1,387,638)

					(18,132,672)

Short Positions:
598	10 Year Canadian Bond	Dec 08	66,865,868	65,837,595	1,028,273
140	10 Year Japanese Government Bond	Dec 08	181,322,989	181,050,256	272,733
704	10 Year U.S. Treasury Notes	Dec 08	81,803,761	80,696,000	1,107,761
745	CAC 40 10 Euro	Oct 08	44,000,601	42,429,540	1,571,061
276	DAX Index	Dec 08	58,522,236	57,194,825	1,327,411
640	DJ EURO STOXX 50	Dec 08	28,083,848	27,588,304	495,544
772	FTSE/JSE Top 40 Index	Dec 08	22,231,164	20,626,118	1,605,046
117	Hang Seng Index	Oct 08	14,284,005	13,622,890	661,115
570	Long Gilt	Dec 08	113,436,938	113,649,374	(212,436)
163	MSCI Singapore Index ETS	Oct 08	6,976,287	6,663,618	312,669
743	OMXS30 Index	Oct 08	8,893,399	8,319,286	574,113
506	SPI 200 Index	Dec 08	48,839,686	46,834,450	2,005,236
300	S&P 500 Index	Dec 08	93,847,775	87,555,000	6,292,775
1,183	S&P Mid 400 Index E-Mini	Dec 08	92,692,599	86,394,490	6,298,109
683	S&P/TSE 60 Index	Dec 08	97,959,419	90,886,972	7,072,447

					30,411,857

					$12,279,185 (1)

(1)	Cash of $16,907,828 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008

     Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional
		Amount	Value at Settlement	Current	Unrealized
Purchase Contracts		(000)	Date Payable	Value	Depreciation

Australia Dollar,
Expiring 12/01/08	AUD	22,820	$18,440,851	$17,979,920	(460,931)
Brazilian Real,
Expiring 11/19/08	BRL	7,780	4,191,810	4,045,585	(146,225)
British Pound,
Expiring 12/01/08	GBP	44,440	81,020,537	79,215,969	(1,804,568)
Candian Dollar,
Expiring 12/01/08	CAD	14,210	13,748,370	13,376,811	(371,559)
Euro,
Expiring 12/01/08	EUR	49,725	73,351,850	70,221,386	(3,130,464)
Japanese Yen,
Expiring 12/01/08	JPY	6,257,600	59,979,151	59,366,795	(612,356)
Malaysia Ringgit,
Expiring 11/19/08	MYR	50,755	15,315,791	14,816,815	(498,976)
Mexican Peso,
Expiring 12/01/08	MXN	34,330	3,230,359	3,114,044	(116,315)
New Taiwanese Dollar,
Expiring 11/19/08	NWD	1,860,900	60,192,133	57,773,983	(2,418,150)
New Zealand Dollar,
Expiring 12/01/08	NZD	78,225	55,051,764	51,963,021	(3,088,743)
Singapore Dollar,
Expiring 12/01/08	SGD	17,985	13,323,703	12,550,886	(772,817)
South Africa Rand,
Expiring 12/01/08	ZAR	92,850	11,447,134	11,053,575	(393,559)
Swedish Krona,
Expiring 12/01/08	SEK	451,400	74,372,837	65,242,138	(9,130,699)
Swiss Franc,
Expiring 12/01/08	CHF	101,510	97,438,555	90,867,555	(6,571,000)

			$581,104,845	$551,588,483	$(29,516,362)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 12/01/08	AUD	57,295	$53,157,399	$45,142,837	$8,014,562
Brazilian Real,
Expiring 11/19/08	BRL	7,780	4,679,699	4,045,585	634,114
British Pound,
Expiring 12/01/08	GBP	151,441	291,655,519	269,886,612	21,768,907
Candian Dollar,
Expiring 12/01/08	CAD	122,910	121,033,081	115,703,304	5,329,777
Euro,
Expiring 12/01/08	EUR	298,925	458,502,479	422,011,899	36,490,580
Japanese Yen,
Expiring 12/01/08	JPY	3,959,425	37,362,110	37,563,663	(201,553)
Mexican Peso,
Expiring 12/01/08	MXN	34,330	3,148,674	3,114,043	34,631
Norwegian Krona,
Expiring 12/01/08	NOK	7,680	1,509,715	1,302,062	207,653
New Zealand Dollar,
Expiring 12/01/08	NZD	78,225	58,833,012	51,963,022	6,869,990
Polish Zolty,
Expiring 12/01/08	PLZ	46,865	20,512,540	19,423,089	1,089,451
Singapore Dollar,
Expiring 10/03/08	SGD	495,000	346,117	344,503	1,614
South Africa Rand,
Expiring 12/01/08	ZAR	141,130	17,028,233	16,801,197	227,036
Swiss Franc,
Expiring 12/01/08	CHF	11,455	10,460,805	10,254,042	206,763

			$1,078,229,383	$997,555,858	$80,673,525

Interest rate swap agreements outstanding at September 30, 2008:

						Unrealized
	Termination	Notional Amount#				Appreciation
Counterparty	Date	(000)		Fixed Rate	Floating Rate	(Depreciation)
JPMorgan Chase Bank(2)	09/01/18	CHF	19,000	3.25%	6 month LIBOR	$63,606
Deutsche Bank AG(2)	07/27/37	GBP	14,000	5.12%	6 month LIBOR	(2,473,978)
JPMorgan Chase Bank(2)	04/01/38	GBP	5,000	4.69%	6 month LIBOR	(181,790)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000	5.01%	6 month LIBOR	(762,983)
Merrill Lynch & Co., Inc.(2)	04/01/38	GBP	32,000	4.69%	6 month LIBOR	(835,303)
Deutsche Bank AG(1)	04/01/38	GBP	10,000	3.68%	United Kingdom Retail Price Index	(1,800,894)
Deutsche Bank AG(1)	12/31/09	GBP	10,000	4.50%	United Kingdom Retail Price Index	(2,103,567)
Deutsche Bank AG(1)	08/05/38	GBP	10,000	3.88%	United Kingdom Retail Price Index	(532,208)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000	3.34%	United Kingdom Retail Price Index	(4,476,952)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000	3.49%	United Kingdom Retail Price Index	(2,782,477)
Merrill Lynch & Co., Inc.(1)	04/30/38	GBP	5,000	3.74%	United Kingdom Retail Price Index	(767,003)
Deutsche Bank AG(2)	04/03/38	JPY	600,000	2.32%	6 month LIBOR	(93,996)
JPMorgan Chase Bank(2)	07/31/37	JPY	830,000	2.63%	6 month LIBOR	(568,107)
JPMorgan Chase Bank(2)	07/11/37	JPY	250,000	2.47%	6 month LIBOR	(93,784)
Merrill Lynch & Co., Inc.(2)	04/03/38	JPY	700,000	2.32%	6 month LIBOR	(360,225)

						$(17,769,661)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2008:

					Unrealized
		Notional Amount#			Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Reference Entity/Obligation	(Depreciation)
Sell Protection:
Deutsche Bank AG(1)	06/20/13	$20,000	5.00%	Dow Jones CDX HY-10 5Y Index	$(1,409,406)
JPMorgan Chase Bank(1)	06/20/13	11,000	5.00%	Dow Jones CDX HY-10 5Y Index	(209,183)
JPMorgan Chase Bank(1)	06/20/13	18,000	5.00%	Dow Jones CDX HY-10 5Y Index	(542,149)
JPMorgan Chase Bank(1)	06/20/13	15,000	5.00%	Dow Jones CDX HY-10 5Y Index	(611,855)
JPMorgan Chase Bank(1)	06/20/13	18,000	5.00%	Dow Jones CDX HY-10 5Y Index	(503,537)
Merrill Lynch & Co., Inc.(1)	06/20/13	24,000	5.00%	Dow Jones CDX HY-10 5Y Index	(2,010,609)
Deutsche Bank AG(1)	12/20/12	10,395	3.75%	Dow Jones CDX HY-9 Index	(1,034,838)
JPMorgan Chase Bank(1)	12/20/13	45,540	3.75%	Dow Jones CDX HY-9 Index	(1,629,091)
JPMorgan Chase Bank(1)	06/20/13	25,000	1.55%	Dow Jones CDX NA IG 10 5Y	(338,043)
JPMorgan Chase Bank(1)	06/20/13	30,000	1.55%	Dow Jones CDX NA IG 10 5Y	(631,313)
JPMorgan Chase Bank(1)	06/20/13	45,000	1.55%	Dow Jones CDX NA IG 10 5Y	(780,808)
Merrill Lynch & Co., Inc.(1)	06/20/13	8,000	1.55%	Dow Jones CDX NA IG 10 5Y	(287,380)

					$(9,988,212)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

						Unrealized
		Notional Amount#				Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Reference Entity/Obligation	(Depreciation)
Buy Protection:
Deutsche Bank AG(2)	06/20/12	$	31,000	1.25%	Dow Jones CDX EM 7	$1,261,620
JPMorgan Chase Bank(2)	06/20/13		20,000	2.65%	Dow Jones CDX EM 9 5Y	463,830
Merrill Lynch & Co., Inc.(2)	06/20/13		12,000	2.65%	Dow Jones CDX EM 9 5Y	528,074
Merrill Lynch & Co., Inc.(2)	06/20/13		10,000	2.65%	Dow Jones CDX EM 9 5Y	143,969
Deutsche Bank AG(2)	06/20/13	EUR	20,000	6.50%	iTraxx Europe	(22,439)
Deutsche Bank AG(2)	06/20/13	EUR	50,000	6.50%	iTraxx Europe	(1,928,401)
JPMorgan Chase Bank(2)	06/20/13	EUR	7,000	6.50%	iTraxx Europe	(227,110)
JPMorgan Chase Bank(2)	06/20/13	EUR	17,000	6.50%	iTraxx Europe	(308,495)
JPMorgan Chase Bank(2)	06/20/13	EUR	5,000	6.50%	iTraxx Europe	(476,236)

						$(565,188)

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$494,577,862	$12,279,185
Level 2 - Other Significant Observable Inputs	308,012,580	22,834,102
Level 3 - Significant Unobservable Inputs	8,281,414	—

Total	$810,871,856	$35,113,287

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07
Accrued discounts/premiums	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,079,549
Net purchases (sales)	7,201,865
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$8,281,414

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 115.8%

ASSET-BACKED SECURITY — 6.3%
Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	3.987%	(c)	07/25/33	$2,710	$1,745,370
Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90%	(c)	04/10/28	2,400	3,186,056
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	Baa1	3.427%	(c)	12/25/36	835	551,499
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	A1	4.857%	(c)	03/25/33	5,913	4,635,215
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	4.557%	(c)	08/25/33	3,286	2,667,573
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	3.877%	(c)	07/25/34	3,258	2,706,220
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071%	(c)	04/25/35	3,624	2,773,114
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1,144A	AAA(d)	3.537%	(c)	07/25/36	2,316	1,734,176
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa1	4.257%	(c)	12/25/33	3,273	2,563,939
GSAA Home Equity Trust, Series 2007-4, Class A3A	Aaa	3.507%	(c)	03/25/37	4,790	1,916,170
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Aaa	3.527%	(c)	04/25/47	4,920	2,682,610
GSAA Home Equity Trust, Series 2007-6, Class A4	Aa1	3.507%	(c)	05/25/47	9,370	3,581,803
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	3.657%	(c)	07/25/34	2,197	1,640,356
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	4.227%	(c)	10/25/33	3,534	2,826,079
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	4.28%	(c)	04/25/24	1,890	1,831,529
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	3.657%	(c)	03/25/36	3,850	3,182,466
RAAC, Series 2006-RP3, Class A, 144A	Aaa	3.477%	(c)	05/25/36	2,975	2,412,781
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	3.447%	(c)	11/25/36	4,100	2,016,240
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Aaa	5.645%		10/25/36	3,270	3,126,189
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1(d)	AAA(d)	5.895%	(c)	05/25/36	3,315	2,389,304
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aaa	3.457%	(c)	11/25/37	2,821	2,510,634

TOTAL ASSET-BACKED SECURITY (cost $57,933,014)						52,679,323

BANK NOTES(c)— 0.6%

Alltel Communications	Ba3	6.75%		05/15/15	497	478,138
Aramark Tl	Ba3	10.48%		01/26/14	496	428,192
Charter Communication Operating LLC	B1	7.45%		03/06/14	499	394,844
First Data Corp.	Ba3	8.098%		09/24/14	497	422,870
Graphic Packaging TLC	Ba3	6.75%		05/16/14	985	856,851
Harrahs Term Loan	Ba3	7.06%		01/28/15	1,247	1,001,864
HCA, Inc.	NR	7.00%		11/16/13	497	435,394
Iconix Tl	NR	7.60%		05/01/14	941	893,640
Royalty Pharma TLB	NR	6.85%		05/15/14	497	468,260
Tribune Co. Tl X	Caa1	6.426%		05/17/09	183	167,314

TOTAL BANK NOTES (cost $5,933,464)						5,547,367

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%

Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33	3,500	3,244,392
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%		05/28/37	3,200	2,632,101
BCAP LLC Trust,
Series 2006-AA1, Class A1	A3	3.397%	(c)	10/25/36	7,507	4,739,369

Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	A1	6.131%	(c)	05/25/36	2,524	1,568,114
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405%	(c)	12/11/40	220	202,850
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.46%	(c)	03/11/39	4,400	3,954,856
Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A, 144A	AAA(d)	3.807%	(c)	09/27/37	3,086	3,078,196
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	4,843	4,854,555
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1	Aaa	3.707%	(c)	02/25/35	7,133	5,980,126
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	AAA(d)	5.32%	(c)	02/25/35	778	630,060
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Aaa	3.457%	(c)	04/25/36	8,172	4,802,531
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Aaa	3.437%	(c)	04/25/36	807	444,700
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224%	(c)	04/10/37	1,000	908,744
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	600	559,368
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.799%	(c)	08/10/45	690	589,085
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Aaa	4.207%	(c)	11/25/47	3,499	2,090,963
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	3.557%	(c)	08/25/36	707	496,939
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	Aaa	3.477%	(c)	03/25/36	3,970	2,769,562
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	950	789,377
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	5,251,841
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	990,125
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1,144A	Aaa	5.652%	(c)	11/25/35	6,985	5,603,587
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	3.657%	(c)	09/25/34	4,468	3,725,837
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72%	(c)	11/15/26	5,600	5,613,041
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	Aaa	5.66%	(c)	05/12/39	900	812,074
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,361,751
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Aaa	5.481%	(c)	11/25/34	6,120	4,775,985
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Aaa	3.907%	(c)	12/25/35	5,776	5,126,945
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Aaa	5.797%	(c)	03/25/36	7,182	4,603,413
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A(c)	Ba2	6.257%		06/25/36	3,217	2,551,310
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Aaa	7.00%		04/25/35	4,612	2,517,659
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Aaa	3.657%	(c)	01/25/37	3,550	2,717,706
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	A2	6.00%		08/25/36	8,780	4,847,357
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Aaa	3.567%	(c)	01/25/37	7,939	4,474,005
Residential Asset Securitization Trust, Series 2007-A7, Class A3	AAA(d)	6.00%		07/25/37	4,200	2,715,095
Saco I, Inc., Series 2007-VA1, Class A, 144A	AAA(d)	8.964%	(c)	06/25/21	3,955	4,107,200
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aaa	3.577%	(c)	07/25/34	655	502,774
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Aaa	5.945%	(c)	10/25/35	4,837	3,659,164
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Aaa	3.407%	(c)	09/25/47	772	622,862

Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	Aaa	6.214%	(c)	09/25/37	6,029	5,055,657
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	AAA(d)	5.44%	(c)	08/20/35	388	350,034
Wamu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	AAA(d)	5.95%	(c)	08/25/36	3,540	2,587,072
Wamu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	AAA(d)	5.469%	(c)	02/25/37	1,776	1,490,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $131,332,401)						120,398,436

CORPORATE BONDS — 30.5%

Aerospace/Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%		10/15/15	820	754,400
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	570	561,450

						1,315,850

Automobile Manufacturers
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa2	8.375%		07/15/33	520	208,000

Banks — 2.6%
Bank of America Corp., Jr. Sub. Notes	A1	8.125%	(c)	12/29/49	1,440	1,163,434
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.75%		12/01/17	100	84,799
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	6.00%		09/01/17	740	638,328
ICICI Bank Ltd., Unsec’d. Notes (India)	Baa2	6.375%	(c)	04/30/22	2,050	1,556,502
ICICI Bank Ltd., Unsec’d. Notes, 144A (India)	Baa2	6.375%	(c)	04/30/22	480	331,310
Kaupthing Bank, Sr. Notes, 144A(g)	NR	7.625%		02/28/15	5,480	3,916,118
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	A3	6.299%	(c)	05/15/17	2,800	1,967,000
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144 (a)	Baa1	6.418%	(c)	01/20/49	2,010	842,809
TuranAlem Finance BV, Bank Gtd. Notes (Netherlands)	Ba1	8.25%		01/22/37	4,880	2,732,800
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%		02/01/18	1,130	847,712
Wachovia Corp., Sub. Notes(a)	A2	5.625%		10/15/16	5,220	3,251,950
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	4.375%		01/31/13	800	735,378
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	5.25%		10/23/12	500	479,925
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	Aa1	5.30%		08/26/11	1,990	1,966,834
Wells Fargo Capital, Gtd. Notes(a)	Aa2	5.95%		12/15/36	1,730	1,426,103

						21,941,002

Beverages — 0.1%
Dr Pepper Snapple Group, Inc., Sr. Notes, 144A	Baa3	6.82%		05/01/18	1,000	965,257

Cable Television — 0.3%
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	8.00%		04/30/12	180	161,100
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	10.875%		09/15/14	385	373,450
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	495	397,237
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	691,108
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,076,368

						2,699,263

Chemicals — 0.1%
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%		03/15/13	260	257,684
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	6.65%		03/15/18	260	256,767

						514,451

Diversified Financial Services — 5.1%
Aiful Corp., Notes, 144A (Japan)	Baa2	6.00%		12/12/11	680	529,196
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	700	595,663
American Express Co., Sub. Notes	A3	6.80%	(c)	09/01/66	1,230	1,051,386
American General Finance Corp., Sr. Unsec’d. Notes, MTN	Baa1	6.90%		12/15/17	1,040	482,240
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa2	6.40%		10/02/17	3,650	3,408,724
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa2	7.25%		02/01/18	810	779,524
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	4.125%		02/22/10	2,280	2,104,139
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	490	415,096
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	6.875%		03/05/38	2,480	2,028,556
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	7.375%		02/01/11	2,900	1,926,995
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	12.00%		05/15/15	3,200	2,441,955
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aaa	5.625%		05/01/18	400	338,110

General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aaa	6.00%		06/15/12		2,370	2,287,462
General Electric Capital Corp., Sub. Notes	Aa1	6.375	%(c)	11/15/67		3,280	2,654,084
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	7.25%		03/02/11		3,000	1,418,946
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes(a)	B3	8.00%		11/01/31		2,000	754,554
GMAC LLC, Sr. Unsec’d. Notes(a)	B3	6.625%		05/15/12		5,000	2,116,840
Goldman Sachs Capital II, Gtd. Notes	A2	5.793	%(c)	12/29/49		670	294,338
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18		1,200	989,957
Goldman Sachs Group LP, Sr. Unsec’d. Notes	Aa3	4.50%		06/15/10		1,120	1,039,672
JPMorgan Chase & Co., Sub. Notes	Aa3	5.15%		10/01/15		3,160	2,842,543
JPMorgan Chase & Co., Sub. Notes(a)	Aa3	6.125%		06/27/17		2,660	2,420,395
JPMorgan Chase & Co., Sub. Notes	NR	9.50%		02/11/11	RUB	57,874	2,208,783
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	Caa2	6.50%		07/19/17		3,140	3,925
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	Caa2	6.75%		12/28/17		1,040	1,300
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13		3,350	3,017,750
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17		500	409,258
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16		320	261,101
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	5.625%		01/09/12		1,970	1,373,521
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A1	6.625%		04/01/18		2,710	1,793,454
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa1	7.191	%(c)	7/15/49		670	497,402

							42,486,869

Electric — 2.8%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17		1,600	1,444,000
AES Corp. (The), Sr. Unsec’d. Notes, 144A	B1	8.00%		06/01/20		4,440	3,885,000
Dominion Resources, Inc. (VA), Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12		3,380	3,347,451
Energy Future Holdings Corp., Gtd. Notes, 144A(a)	B3	10.875%		11/01/17		50	45,125
Energy Future Holdings Corp., Gtd. Notes, 144A	B3	11.25%		11/01/17		9,000	7,605,000
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11		3,610	3,627,220
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%		11/15/31		1,430	1,329,531
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		250	227,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A3	6.05%		03/01/34		2,090	1,844,801

							23,355,628

Electronic Components — 0.3%
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16		2,360	2,253,800

Energy — 0.1%
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13		660	636,900

Financial Services — 1.6%
BAC Capital Trust XI, Bank Gtd. Notes	Aa3	6.625%		05/23/36		620	479,402
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	6.50%		08/19/13		2,100	1,866,413
Citigroup, Inc., Sub. Notes	A1	5.00%		09/15/14		2,300	1,763,438
Countrywide Financial Corp., Sr. Sub. Notes	Aa3	6.25%		05/15/16		510	363,080
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11		1,000	1,012,632
Federal National Mortgage Assoc., Sub. Notes	Aa2	5.25%		08/01/12		1,160	1,173,410
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	4.625%		09/15/10		2,260	2,162,277
Suntrust Capital VIII, Bank Gtd. Notes(a)	A2	6.10	%(c)	12/15/36		3,110	1,916,662
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18		3,960	2,772,000

							13,509,314

Food — 1.4%
Delhaize Group, Sr. Unsec’d. Notes (Belgium)	Baa3	6.50%		06/15/17		3,210	3,040,374
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13		1,800	1,718,442
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20		1,500	1,375,191
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	A3	5.35%		03/01/18		3,340	3,231,978
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17		2,220	2,151,557

							11,517,542

Forest & Paper Products — 0.1%
NewPage Corp., Sr. Sec’d. Notes	B2	10.00%		05/01/12		310	277,450
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	6.75%		03/15/12		850	840,087

							1,117,537

Gaming — 0.2%
Boyd Gaming Corp., Sr. Sub. Notes	B2	6.75%		04/15/14		340	243,950
MGM Mirage, Inc., Gtd. Notes	Ba2	7.625%		01/15/17		550	396,000
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%		09/15/10		500	470,000

Station Casinos, Inc., Sr. Unsec’d. Notes	Caa2	7.75%		08/15/16	880	477,400

						1,587,350

Healthcare — Services — 1.1%
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	670	636,500
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	590	560,500
HCA, Inc., Sr. Sec’d. Notes	B2	9.625%		11/15/16	2,400	2,280,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	6.375%		12/01/11	320	295,200
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%		07/01/14	550	536,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	563,918
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	620,576
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	760	695,454
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	1,180	1,067,441
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,666,170

						8,922,009

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	680	612,000

Industrial Products — 0.1%
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	457,500

Insurance — 0.8%
Allstate Life Global Funding Trusts, Notes, MTN	Aa2	5.375%		04/30/13	960	926,730
American International Group, Inc., Jr. Sub. Notes	Baa1	6.25%		03/15/37	1,020	163,422
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	2,320	1,164,517
Metlife, Inc., Jr. Sub. Notes	Baa1	6.40%		12/15/36	2,380	1,483,778
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	5.125%		04/10/13	980	952,047
Pacific Life Global Funding, Notes, 144A	Aa3	5.15%		04/15/13	1,130	1,128,724
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/37	1,330	1,022,948

						6,842,166

Iron / Steel
Evraz Group SA, Notes (Luxembourg)	Ba3	8.875%		04/24/13	150	114,368

Machinery & Equipment — 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,073,566
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	1,500	1,359,814

						2,433,380

Media — 1.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B2	8.00%		04/15/12	600	564,000
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/15	3,890	3,737,668
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/17	2,390	2,246,251
Dex Media West LLC / Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10	505	445,662
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes	Ba3	8.375%		03/15/13	630	622,125
Echostar DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	105	88,988
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes	Baa2	8.375%		07/15/33	1,350	1,283,387

						8,988,081

Media & Entertainment — 0.1%
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16	970	264,325
Intelsat Bermuda Ltd., Gtd. Notes	Caa2	11.25%		06/15/16	900	875,250

						1,139,575

Metals & Mining — 1.3%
Evraz Group SA, Notes, 144A (Luxembourg)(a)	Ba3	8.875%		04/24/13	2,050	1,558,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	3,610	3,555,850
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	6.50%		07/15/18	2,500	2,364,022
Steel Dynamics, Inc., Sr. Notes, 144A	Ba2	7.75%		04/15/16	105	93,450
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36	2,700	2,403,289
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba1	8.75%		01/15/14	1,420	1,266,356

						11,240,967

Mining — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		07/15/13	2,010	1,972,234

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.95%	09/15/16	450	413,602
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.45%	09/15/36	7,245	5,680,428
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,290	1,090,339
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%	01/15/16	650	593,125
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%	12/15/18	190	174,800
Complete Production Services, Inc., Gtd. Notes	B2	8.00%	12/15/16	750	712,500
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%	04/15/29	3,630	3,649,638
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%	04/15/32	1,710	1,759,833
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%	06/01/19	710	568,000
Energy Transfer Partners, Sr. Unsec’d. Notes(a)	Baa3	6.70%	07/01/18	2,820	2,672,999
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)	A3	6.212%	11/22/16	1,820	1,439,183
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%	08/15/31	1,840	1,684,029
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	185,717
Intergas Finance BV, Bonds (Netherlands)	Baa1	6.375%	05/14/17	2,840	2,130,000
KazMunaiGaz Finance, Gtd. Notes, 144A(a)	Baa1	8.375%	07/02/13	2,890	2,485,400
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.95%	02/15/18	1,360	1,211,408
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	951,801
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	2,950	2,528,212
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%	12/15/14	600	537,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	3,450	3,159,475
Petrobras International Finance Co., Sr. Unsub. Notes	Baa1	6.125%	10/06/16	2,040	1,922,700
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	5.25%	03/15/13	1,240	1,204,759
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25%	05/01/12	180	166,950
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	392	346,503
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,085,301
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.75%	08/01/37	180	159,717
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,068,218

					40,581,637

Pharmaceuticals — 0.8%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.85%	12/15/17	1,250	1,155,133
Glaxosmithkline Capital PLC, Gtd. Notes(a)	A1	5.65%	05/15/18	3,650	3,465,390
Wyeth, Sr. Unsec’d. Notes	A3	5.45%	04/01/17	730	705,461
Wyeth, Sr. Unsec’d. Notes	A3	5.95%	04/01/37	1,290	1,163,158

					6,489,142

Pipelines — 0.4%
SemGroup LP, Sr. Notes, 144A	NR	8.75%	11/15/15	760	76,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.50%	01/15/31	3,480	3,166,730

					3,242,730

Real Estate Investment Trust — 0.1%
Ventas Realty LP Ventas Capital Corp., Gtd. Notes	Ba1	9.00%	05/01/12	480	500,400

Retail
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	285	252,225

Retail & Merchandising — 0.3%
CVS Caremark Corp., Pass-Through Certificate, 144A	Baa2	6.943%	01/10/30	1,007	953,539
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	942,242
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.80%	02/15/18	740	722,914
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	250	228,050

					2,846,745

Semiconductors — 0.1%
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%	12/15/14	740	510,600

Technology — 0.1%
NXP BV / NXP Funding LLC, Sr. Sec’d. Notes (Netherlands)	B3	7.875%	10/15/14	620	415,400
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	330	286,275

					701,675

Telecommunications — 3.2%
America Movil SAB de CV, Gtd. Notes (Mexico)	A3	5.625%	11/15/17	1,050	983,687
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	4,123,108
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.30%	01/15/38	1,100	911,020
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa1	5.95%	01/15/18	770	682,844
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.875%	01/15/27	740	555,000

Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)(a)	Baa1	5.75%		03/23/16		2,630	2,346,039
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%		11/01/14		580	437,900
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		1,140	986,100
Royal KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%		10/01/30		1,500	1,606,855
Sprint Capital Corp., Gtd. Notes(a)	Baa3	6.90%		05/01/19		250	193,750
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	6.00%		12/01/16		4,460	3,434,200
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		10/01/15		1,330	1,107,092
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%		06/04/18		1,680	1,508,052
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.10%		04/15/18		4,550	4,201,515
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.40%		02/15/38		710	592,580
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%		09/01/12		400	412,912
VIP Finance Ireland Ltd., Sec’d. Notes, 144A (Ireland)	Ba2	8.375%		04/30/13		2,060	1,637,840
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		895	825,638

							26,546,132

Transportation — 0.3%
Hertz Corp. (The), Gtd. Notes	B1	8.875%		01/01/14		600	517,500
Hertz Corp. (The), Gtd. Notes	B2	10.50%		01/01/16		70	58,450
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		01/15/13		2,170	2,193,458

							2,769,408

Utilities — 0.4%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes(a)	A3	5.625%		11/30/12		2,940	2,977,632
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28		663	746,992

							3,724,624

TOTAL CORPORATE BONDS (cost $304,845,618)							254,996,361

FOREIGN GOVERNMENT BONDS — 0.4%
Brazil Notas Do Tesouro Nacional, Notes (Brazil) (cost $3,595,254)	NR	10.00%		01/01/12	BRL	6,924	3,541,259

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 59.4%
Federal Home Loan Mortgage Corp.		5.977	%(c)	07/01/36		4,549	4,638,719
Federal Home Loan Mortgage Corp.		6.00%		TBA		19,000	19,231,572
Federal Home Loan Mortgage Corp.		6.643	%(c)	10/01/36		608	626,227
Federal Home Loan Mortgage Corp.		6.651	%(c)	08/01/36		568	586,551
Federal National Mortgage Assoc.		5.00%		11/01/33-03/01/34		65,034	63,454,715
Federal National Mortgage Assoc.		5.00%		TBA		145,800	140,063,875
Federal National Mortgage Assoc.		5.50%		02/01/35-07/01/38		76,920	76,764,570
Federal National Mortgage Assoc.		5.50%		TBA		10,400	10,344,755
Federal National Mortgage Assoc.		5.50%		TBA		20,200	20,357,802
Federal National Mortgage Assoc.		5.50%		TBA		36,500	36,397,362
Federal National Mortgage Assoc.		5.59	%(c)	08/01/37		705	710,849
Federal National Mortgage Assoc.		5.695	%(c)	TBA		14,974	15,337,723
Federal National Mortgage Assoc.		5.707	%(c)	05/01/37		669	677,355
Federal National Mortgage Assoc.		5.80	%(c)	01/01/37		1,089	1,100,935
Federal National Mortgage Assoc.		6.00%		09/01/37		8,738	8,860,464
Federal National Mortgage Assoc.		6.00%		TBA		55,000	55,704,660
Federal National Mortgage Assoc.		6.00%		TBA		15,700	15,989,477
Federal National Mortgage Assoc.		6.724	%(c)	01/01/37		2,699	2,730,625
Government National Mortgage Assoc.		6.00%		TBA		2,700	2,734,172
Government National Mortgage Assoc.		6.00%		TBA		10,200	10,349,818
Government National Mortgage Assoc.		6.50%		08/20/38		599	609,269
Government National Mortgage Assoc.		6.50%		TBA		7,400	7,573,441

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $498,558,330)							496,844,936

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds		3.125%		09/30/13		2,290	2,305,744
U.S. Treasury Bonds		4.75%		02/15/37		1,180	1,262,232
U.S. Treasury Bonds		5.375%		02/15/31		10,600	12,045,077
U.S. Treasury Inflation Indexed Bonds, TIPS		1.75%		01/15/28		6,500	5,953,032

U.S. Treasury Inflationary Bonds, TIPS(a)	2.375%	01/15/25	11,350	12,830,627
U.S. Treasury Notes	2.625%	05/31/10	640	647,150

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,776,078)				35,043,862

	Shares
PREFERRED STOCK
U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25% (cost $1,003,750)	40,150	87,527

TOTAL LONG-TERM INVESTMENTS (cost $1,038,977,909)		969,139,071

SHORT-TERM INVESTMENTS — 25.9%

					Principal
					Amount
					(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(k)(n)— 0.4%
Federal National Mortgage Assoc., Disc. Notes	Aaa	1.25%	12/15/08		$1,999	1,988,589
Federal National Mortgage Assoc., Disc. Notes	Aaa	1.60%	12/15/08		15	14,922
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.00%	12/15/08		371	369,068
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.03%	12/15/08		109	108,432
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.05%	12/15/08		82	81,573
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.06%	12/15/08		350	348,177
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.08%	12/15/08		226	224,823
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.12%	12/15/08		34	33,823
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.19%	12/15/08		104	103,459
Federal National Mortgage Assoc., Disc. Notes	Aaa	2.27%	12/15/08		130	129,323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,408,667)						3,402,189

FOREIGN TREASURY BILLS — 0.1%
Egypt Treasury Bills (Egypt) (cost $1,332,578)(n)		7.47%	12/16/08	EGP	7,475	1,331,200

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 25.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $212,248,744; includes $59,630,321 of cash collateral for securities on loan)(b)(w)	212,248,744	212,248,744

TOTAL SHORT-TERM INVESTMENTS (cost $216,989,989)		216,982,133

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—141.7% (cost $1,255,967,898)		1,186,121,204

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS WRITTEN* — (0.2)%

Call Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 03/17/2009, Strike Price $97.50	780	(39,000)
5 Year U.S. Treasury Note Futures,
expiring 11/22/2008, Strike Price $112.00	620	(84,281)
10 Year U.S. Treasury Note Futures
expiring 11/22/2008, Strike Price $113.00	550	(70,469)
expiring 11/22/2008, Strike Price $115.00	690	(126,141)
expiring 11/22/2008, Strike Price $119.00	1120	(68,250)
expiring 11/22/2008, Strike Price $120.00	550	(24,062)

expiring 11/28/2008, Strike Price $114.00	850	(144,766)
expiring 11/30/2008, Strike Price $117.00	960	(103,500)
expiring 11/30/2008, Strike Price $117.50	1390	(130,313)
expiring 12/30/2008, Strike Price $118.00	1490	(121,062)
Currency Option, on USD vs BRL,
expiring 10/25/2008, FX Rate 116.00	640	(9,500)

		(921,344)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 06/20/2009, Strike Price $96.75	560	(53,200)
10 Year U.S. Treasury Bond Futures,
expiring 11/22/2008, Strike Price $112.00	1100	(104,844)
expiring 11/30/2008, Strike Price $108.00	1080	(28,687)
expiring 11/30/2008, Strike Price $111.00	540	(37,969)
10 Year U.S. Treasury Notes Futures,
expiring 10/25/2008, Strike Price $114.00	640	(75,000)
expiring 11/22/2008, Strike Price $115.00	1750	(385,547)
expiring 11/22/2008, Strike Price $116.50	620	(192,781)
expiring 11/25/2008, Strike Price $112.50	630	(60,047)
Currency Option, on USD vs BRL,
expiring 10/30/2008, FX Rate $112.00	640	(61,500)

		(999,575)

TOTAL OPTIONS WRITTEN (premium received $1,225,372)		(1,920,919)

SECURITIES SOLD SHORT — (8.3)%

			Principal
			Amount
			(000)#
Federal National Mortgage Association
Federal National Mortgage Assoc.	5.00%	TBA	42,800	(41,703,250)
Federal National Mortgage Assoc.	6.00%	TBA	27,700	(28,054,892)

TOTAL SECURITIES SOLD SHORT (proceeds received $70,522,367)				(69,758,142)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—133.2% (cost $1,184,220,159)				1,114,442,143

Other liabilities in excess of other assets(x) — 33.2%				(277,597,520)

NET ASSETS — 100.0%				$836,844,623

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMAC	General Motors Acceptance Corp.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

RUB	Russian Ruble

USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security

†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $56,803,224; cash collateral of $59,630,321 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:
Futures contracts open at September 30, 2008:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Month	Trade Date	September 30, 2008	(Depreciation)

Long Positions:
742	90 Day Euro Dollar	Mar 09	180,176,150	179,999,925	$(176,225)
95	90 Day Sterling Futures	Mar 09	19,852,994	20,054,157	201,163
917	5 Year U.S. Treasury Notes	Dec 08	102,699,589	102,918,922	219,333
105	30 Year U.S. Treasury Bonds	Dec 08	12,375,234	12,375,234	0
66	Euro-Bund Future	Dec 08	10,700,041	10,691,679	(8,362)

					235,909

Short Positions:
838	10 Year U.S. Treasury Notes	Dec 08	97,162,867	96,055,750	1,107,117

					$1,343,026

Forward foreign currency exchange contracts outstanding at September 30, 2008:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Russian Ruble,
Expiring 12/08/08	RUB	48,933	$1,901,346	$1,889,388	$(11,958)
Expiring12/11/08	RUB	17,312	667,585	668,193	608

			$2,568,931	$2,557,581	$(11,350)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

British Pound,
Expiring 11/05/08	GBP	2,444	$4,832,967	$4,356,148	$476,819
Euro,
Expiring 11/05/08	EUR	3,393	5,326,577	4,791,800	534,777
Expiring 12/08/08	EUR	731	1,038,127	1,033,082	5,045
Expiring 12/11/08	EUR	214	299,585	302,236	(2,651)

			$11,497,256	$10,483,266	$1,013,990

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$212,336,271	$1,343,026
Level 2 - Other Significant Observable Inputs — Long	973,784,933	1,002,640
Level 2 - Other Significant Observable Inputs — Short	(71,679,061)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,114,442,143	$2,345,666

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.
Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series” ), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PL.
With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.
Other information regarding each fund is available in the respective fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs
Secretary of the Fund
Date November 24, 2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier Steve Pelletier
President and Principal Executive Officer
Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres
Treasurer and Principal Financial Officer
Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.